================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No. 36 (File No. 333-91691)                         [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 37 (File No. 811-07623) [X]

                        (Check appropriate box or boxes)

                RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
           (previously IDS Life of New York Variable Annuity Account)
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
               (previously IDS Life Insurance Company of New York)
                               (Name of Depositor)

                  20 Madison Avenue Extension, Albany, NY 12203
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 678-4177

   Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on April 30, 2012 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

PART A.

PROSPECTUS

APRIL 30, 2012


RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: 1-800-541-2251


            (Corporate Office)

            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.

- BlackRock Variable Series, Inc.

- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust

- Columbia Funds Variable Series Trust II

- Credit Suisse Trust

- DWS Variable Series II

- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Invesco Variable Insurance Funds

- Janus Aspen Series: Service Shares

- MFS(R) Variable Insurance Trust(SM)
- Morgan Stanley Universal Investment Funds (UIF)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares
- Royce Capital Fund
- Third Avenue Variable Series Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  1

RiverSource Life of NY and its affiliated insurance companies offer several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS....................................    3
THE CONTRACT IN BRIEF........................    5
EXPENSE SUMMARY..............................    6
CONDENSED FINANCIAL INFORMATION..............   12
FINANCIAL STATEMENTS.........................   12
THE VARIABLE ACCOUNT AND THE FUNDS...........   12
THE FIXED ACCOUNT............................   21
BUYING YOUR CONTRACT.........................   22
CHARGES......................................   24
VALUING YOUR INVESTMENT......................   27
MAKING THE MOST OF YOUR CONTRACT.............   28
SURRENDERS...................................   33
TSA -- SPECIAL PROVISIONS....................   34
CHANGING OWNERSHIP...........................   35
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT....................................   35
OPTIONAL BENEFITS............................   37
THE ANNUITY PAYOUT PERIOD....................   38
TAXES........................................   40
VOTING RIGHTS................................   43
SUBSTITUTION OF INVESTMENTS..................   43
ABOUT THE SERVICE PROVIDERS..................   44
APPENDIX: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................   46
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........   57





2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request, the contract number, the transaction amount (in dollars), the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, if necessary, Social Security Number or Taxpayer Identification Number and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  3

- Custodial and investment only accounts maintained for qualified plans under
  Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the MAV, The rider adds the terms of this optional benefit to your contract.



RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.


RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefit")

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payment surrendered.)



                                                  SURRENDER CHARGE SCHEDULE
               NUMBER OF COMPLETED YEARS FROM
                DATE OF EACH PURCHASE PAYMENT                                    SURRENDER CHARGE PERCENTAGE
                              0                                                               7%

                              1                                                               7

                              2                                                               7

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              7                                                               0



SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


                                                                         ASSUMED INVESTMENT RATE
                                                                         3.50%             5.00%

Qualified annuity discount rate                                           4.72%             6.22%

Nonqualified annuity discount rate                                        4.92%             6.42%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                     $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the variable account contract value charged annually 60 days following the contract anniversary. The fee applies only if you elect the optional rider.)



MAV RIDER FEE                                                                            0.15%

PN RIDER FEE*                                                                            0.00%


* Effective May 10, 2010, the rider is not required to select funds of funds in the PN program and this fee does not apply. Prior to May 10, 2010, the PN rider fee was 0.10% and the maximum fee was 0.20%.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)


MORTALITY AND EXPENSE RISK FEE
For nonqualified annuities                                                         0.95%

For qualified annuities                                                            0.75%




6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN EACH FUND'S PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.90%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                          FUND NAME                               FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio            0.75%      0.25%    0.19%           --%          1.19%
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)       0.55       0.25     0.05            --           0.85


AllianceBernstein VPS International Value Portfolio (Class        0.75       0.25     0.07            --           1.07
B)


American Century VP International, Class I                        1.41         --     0.02            --           1.43


American Century VP Mid Cap Value, Class II                       0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                            0.90       0.25     0.01            --           1.16


American Century VP Value, Class I                                0.98         --       --            --           0.98


BlackRock Global Allocation V.I. Fund (Class III)                 0.64       0.25     0.26          0.02          1.17 (1)


Calvert VP SRI Balanced Portfolio                                 0.70         --     0.21            --           0.91


Columbia Variable Portfolio - Balanced Fund (Class 3)             0.64       0.13     0.16            --           0.93(2)


Columbia Variable Portfolio - Cash Management Fund (Class         0.33       0.13     0.14            --           0.60(2)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class        0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income           0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)       0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - Emerging Markets Opportunity        1.07       0.13     0.25            --           1.45(2)
Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund (Class 3)          0.55       0.13     0.16            --           0.84


Columbia Variable Portfolio - Global Inflation Protected          0.42       0.13     0.14            --           0.69
Securities Fund (Class 3)


Columbia Variable Portfolio - High Yield Bond Fund (Class         0.58       0.13     0.17            --           0.88(2)
3)


Columbia Variable Portfolio - Income Opportunities Fund           0.57       0.13     0.14            --           0.84
(Class 3)


Columbia Variable Portfolio - International Opportunity           0.79       0.13     0.21            --           1.13
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class        0.71       0.13     0.17            --           1.01(2)
3)


Columbia Variable Portfolio - Marsico Growth Fund (Class 1)       0.97         --     0.13            --           1.10(2),(3)


Columbia Variable Portfolio - Marsico International               1.02       0.25     0.20            --           1.47(2),(3)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity          0.76       0.13     0.17            --           1.06(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity           0.74       0.13     0.14            --           1.01
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)        0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund         0.71       0.13     0.26            --           1.10(2)
(Class 3)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund       0.79       0.13     0.19            --           1.11(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                 0.36       0.13     0.15            --           0.64
Government Fund (Class 3)




     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                          FUND NAME                               FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Credit Suisse Trust - Commodity Return Strategy Portfolio         0.50%      0.25%    0.31%           --%          1.06%(4)


DWS Alternative Asset Allocation VIP, Class B                     0.27       0.25     0.34          1.30           2.16(5)


Eaton Vance VT Floating-Rate Income Fund                          0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth & Income Portfolio Service Class           0.46       0.10     0.13            --           0.69


Fidelity(R) VIP Mid Cap Portfolio Service Class                   0.56       0.10     0.10            --           0.76


Fidelity(R) VIP Overseas Portfolio Service Class                  0.71       0.10     0.14            --           0.95


FTVIPT Franklin Global Real Estate Securities Fund - Class        0.80       0.25     0.32            --           1.37
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2         0.50       0.25     0.16          0.01           0.92


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares       0.80         --     0.06            --           0.86(6)


Goldman Sachs VIT Structured Small Cap Equity                     0.75         --     0.24            --           0.99(7)
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity                          0.62         --     0.08            --           0.70(8)
Fund - Institutional Shares


Invesco V.I. Global Health Care Fund, Series II Shares            0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares          0.71       0.25     0.32            --           1.28


Invesco Van Kampen V.I. American Franchise Fund, Series I         0.67         --     0.28            --           0.95(9)
Shares


Invesco Van Kampen V.I. Comstock Fund, Series II Shares           0.56       0.25     0.24            --           1.05(10)


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I             0.75         --     0.33            --           1.08(11)
Shares


Janus Aspen Series Enterprise Portfolio: Service Shares           0.64       0.25     0.05            --           0.94


Janus Aspen Series Global Technology Portfolio: Service           0.64       0.25     0.16            --           1.05
Shares


Janus Aspen Series Janus Portfolio: Service Shares                0.56       0.25     0.07            --           0.88


Janus Aspen Series Moderate Allocation Portfolio: Service         0.05       0.25     0.47          0.73           1.50(12)
Shares


Janus Aspen Series Overseas Portfolio: Service Shares             0.60       0.25     0.06            --           0.91


MFS(R) Investors Growth Stock Series - Service Class              0.75       0.25     0.07            --           1.07


MFS(R) New Discovery Series - Service Class                       0.90       0.25     0.08            --           1.23


MFS(R) Utilities Series - Service Class                           0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II         0.85       0.35     0.47            --           1.67(13)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II             0.75       0.35     0.30            --           1.40(13)
Shares


Neuberger Berman Advisers Management Trust International          1.15       0.25     1.50            --           2.90(14)
Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares             0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares       0.58       0.25     0.13          0.07           1.03(15)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,              0.69       0.25     0.14            --           1.08(16)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class                0.43       0.25       --          0.74           1.42(17)


PIMCO VIT Global Multi-Asset Portfolio, Advisor Class             0.95       0.25       --          0.51           1.71(18)


Putnam VT Multi-Cap Growth Fund - Class IB Shares                 0.56       0.25     0.16            --           0.97


Royce Capital Fund - Micro-Cap Portfolio, Investment Class        1.25         --     0.07          0.02           1.34


Third Avenue Value Portfolio                                      0.90         --     0.36            --           1.26(19)


Variable Portfolio - Aggressive Portfolio (Class 2)                 --       0.25     0.02          0.79           1.06


Variable Portfolio - Aggressive Portfolio (Class 4)                 --       0.25     0.02          0.79           1.06


Variable Portfolio - Conservative Portfolio (Class 2)               --       0.25     0.02          0.61           0.88


Variable Portfolio - Conservative Portfolio (Class 4)               --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 3)        0.71       0.13     0.13            --           0.97(20)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund             0.77       0.13     0.13            --           1.03(20)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                   --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderate Portfolio (Class 4)                   --       0.25     0.02          0.71           0.98




8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                          FUND NAME                               FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Variable Portfolio - Moderately Aggressive Portfolio (Class         --%      0.25%    0.02%         0.75%          1.02%
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.75           1.02
4)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.66           0.93
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.66           0.93
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class         0.91       0.13     0.15          0.02           1.21(20)
3)


Wanger International                                              0.89         --     0.13            --           1.02(3)


Wanger USA                                                        0.86         --     0.08            --           0.94(3)


Wells Fargo Advantage VT Index Asset Allocation                   0.55       0.25     0.26            --           1.06(21)
Fund - Class 2


Wells Fargo Advantage VT International Equity Fund - Class        0.75       0.25     0.22          0.01           1.23(22)
2


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2          0.75       0.25     0.20          0.01           1.21





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1.03%.


 (2) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.585% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3), 0.925% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.055% for Columbia Variable
     Portfolio - Select Smaller-Cap Value Fund (Class 3).


 (3) Other expenses have been restated to reflect contractual changes to certain other fees.


 (4) Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


 (5) Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.


 (6) Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.85%.


 (7) Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.70%. Prior to June 30, 2011, the Investment Advisor had agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.73%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.094% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.83%.


 (8) Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


 (9) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 9 shares to 0.90% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.


(10) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.


(11) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


(12) Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.


(13) The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


(14) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


(15) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


(16) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


(17) PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


(18) PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.


(19) The Fund's advisor has contractually agreed, for one year from March 1, 2012, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. The Adviser recovered previously waived fees of 0.04% for the portfolio for the year ended December 31, 2011.


(20) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(21) The Adviser has committed through April 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.


(22) The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 0.94%.



10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV. Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT OR
                          IF YOU SURRENDER YOUR CONTRACT AT                IF YOU SELECT AN ANNUITY PAYOUT PLAN AT
                        THE END OF THE APPLICABLE TIME PERIOD:              THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

NONQUALIFIED
ANNUITY              $1,140      $2,027      $2,724      $4,512           $440       $1,327      $2,224      $4,512

QUALIFIED ANNUITY     1,119       1,967       2,628       4,339            419        1,267       2,128       4,339



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select the optional benefit. Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT OR
                                              IF YOU SURRENDER YOUR CONTRACT AT             IF YOU SELECT AN ANNUITY PAYOUT PLAN AT
                                           THE END OF THE APPLICABLE TIME PERIOD:           THE END OF THE APPLICABLE TIME PERIOD:
                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS         1 YEAR    3 YEARS    5 YEARS    10 YEARS

NONQUALIFIED ANNUITY                       $879      $1,250     $1,443     $2,023           $179       $550       $943      $2,023

QUALIFIED ANNUITY                           858       1,188      1,336      1,799            158        488        836       1,799



    *In these examples, the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING WHETHER OR NOT YOU ELECTED THE OPTIONAL BENEFIT OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  11

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include

12 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  13

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century
VP International,                                               Investment Management,
Class I                                                         Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class I  secondary objective.                         Investment Management,
                                                                Inc.
----------------------------------------------------------------------------------------

BlackRock Global   Seeks high total investment return.          BlackRock Advisors, LLC,
Allocation V.I.                                                 adviser; BlackRock
Fund (Class III)                                                Investment Management,
                                                                LLC and BlackRock
                                                                International Limited,
                                                                sub-advisers.
----------------------------------------------------------------------------------------

Calvert VP SRI     Seeks to achieve a competitive total return  Calvert Investment
Balanced           through an actively managed portfolio of     Management, Inc.,
Portfolio          stocks, bonds and money market instruments   adviser. New Amsterdam
                   which offer income and capital growth        Partners LLC, subadviser
                   opportunity and which satisfy the            on equity portion; no
                   investment criteria, including financial,    subadviser on fixed-
                   sustainability and social responsibility     income portion.
                   factors.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)
----------------------------------------------------------------------------------------




    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  15

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico Growth Fund                                                 LLC, adviser; Marsico
(Class 1)                                                       Capital Management, LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico International                                               LLC, adviser; Marsico
Opportunities                                                   Capital Management, LLC,
Fund (Class 2)                                                  subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
3)
----------------------------------------------------------------------------------------




16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 3)
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

DWS Alternative    Seeks capital appreciation.                  Deutsche Investment
Asset Allocation                                                Management Americas
VIP, Class B                                                    Inc., adviser; QS
                                                                Investors, LLC and RREEF
                                                                America L.L.C., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         FMR Co., Inc. (FMRC) and
                   recognized by the public. Invests in either  other investment
                   "growth" stocks or "value" stocks or both.   advisers serve as sub-
                   The fund invests in domestic and foreign     advisers for the fund.
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR)
Portfolio Service  appreciation. Normally invests a majority    is the fund's manager.
Class              of assets in common stocks with a focus on   FMR Co., Inc. (FMRC) and
                   those that pay current dividends and show    other investment
                   potential for capital appreciation. Invests  advisers serve as sub-
                   in domestic and foreign issuers. The Fund    advisers for the fund.
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class      Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   FMR Co., Inc. (FMRC) and
                   capitalizations. May invest in companies     other investment
                   with smaller or larger market                advisers serve as sub-
                   capitalizations. Invests in domestic and     advisers for the fund.
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks           Research Company (FMR)
Portfolio Service  allocating investments across different      is the fund's manager.
Class              countries and regions. Normally invests at   FMR Co., Inc. (FMRC) and
                   least 80% of assets in non-U.S. securities.  other investment advisers serve as sub-
                                                                advisers for the fund.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return. The fund normally   Franklin Templeton
Global Real        invests at least 80% of its net assets in    Institutional, LLC
Estate Securities  investments of companies located anywhere
Fund - Class 2     in the world that operate in the real
                   estate sector.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities         assets in investments of small
Fund - Class 2     capitalization companies.
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------




    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  17

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured Small                                                Management, L.P.
Cap Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S.                                                 Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Global Health
Care Fund, Series
II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I.
American
Franchise Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth and income through      Invesco Advisers, Inc.
Kampen V.I.        investments in equity securities, including
Comstock Fund,     common stocks, preferred stocks and
Series II Shares   securities convertible into common and
                   preferred stocks.
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I. Mid
Cap Growth Fund,
Series I Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Enterprise                                               LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Janus                                                    LLC
Portfolio;
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks the highest return over time           Janus Capital Management
Series Moderate    consistent with an emphasis on growth of     LLC
Allocation         capital and income.
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS(R) Investment
Growth Stock                                                    Management
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS(R) Investment
Discovery                                                       Management
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS(R) Investment
Series - Service                                                Management
Class
----------------------------------------------------------------------------------------




18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Morgan Stanley     Seeks to provide current income and capital  Morgan Stanley
UIF Global Real    appreciation.                                Investment Management
Estate Portfolio,                                               Inc., adviser; Morgan
Class II Shares                                                 Stanley Investment
                                                                Management Limited and
                                                                Morgan Stanley
                                                                Investment Management
                                                                Company, subadvisers.
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management LLC
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
Global Securities  investing a substantial portion of its
Fund/VA, Service   assets in securities of foreign issuers,
Shares             "growth-type" companies, cyclical
                   industries and special situations that are
                   considered to have appreciation
                   possibilities.
----------------------------------------------------------------------------------------

Oppenheimer        Seeks a high level of current income         OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small- &
Mid-Cap
Fund(R)/VA,
Service Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.                       (PIMCO)
Class
----------------------------------------------------------------------------------------

PIMCO VIT Global   Seeks total return which exceeds that of a   Pacific Investment
Multi-Asset        blend of 60% MSCI World Index/40% Barclays   Management Company LLC
Portfolio,         Capital U.S. Aggregate Index.                (PIMCO)
Advisor Class
----------------------------------------------------------------------------------------

Putnam VT Multi-   Seeks long-term capital appreciation.        Putnam Investment
Cap Growth                                                      Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
----------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation by      Third Avenue Management
Value Portfolio    acquiring common stocks of well-financed     LLC
                   companies (meaning companies with high
                   quality assets and conservative levels of
                   liabilities) at a discount to what the
                   Adviser believes is their intrinsic value.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------




    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  19

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 3)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
3)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------




20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
   INVESTING IN         INVESTMENT OBJECTIVE AND POLICIES          INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
3)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term capital appreciation.        Columbia Wanger Asset
International                                                   Management, LLC
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, LLC
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Index Asset                                                     adviser; Wells Capital
Allocation                                                      Management Inc., sub-
Fund - Class 2                                                  adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
International                                                   adviser; Wells Capital
Equity                                                          Management Inc., sub-
Fund - Class 2                                                  adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------





THE FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks

    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 21 inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of a percent increments.



If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized, (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts using the contract's default option of Annuity Payout Plan B -- life annuity with 10 years certain will begin on the settlement date, and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

If you satisfy your RMDs in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary completed claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)


22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay annuity payout start date for this contract.

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
  If paying by installments under a scheduled payment plan:
     $50 per month
  If paying by any other method:
     $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
     $100,000 for ages through 85

     $50,000 for ages 86 to 89

(2) These annual contribution limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

We will consider your contract void from the start if we do not receive your initial purchase payment within 180 days of the application signed date.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the twelve months period since the purchase payment credit was applied.

We pay for the credit primarily through lower costs associated with larger sized contracts, including, lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory

    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 23 obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.15% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

PN RIDER FEE
Before May 10, 2010, we deducted an annual charge of 0.10% of your variable account contract value less any excluded accounts. This fee is no longer applicable beginning May 10, 2010.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA).


24  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary; and

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:



        NUMBER OF COMPLETED YEARS FROM
        DATE OF EACH PURCHASE PAYMENT                   SURRENDER CHARGE PERCENTAGE

                      0                                              7%

                      1                                              7

                      2                                              7

                      3                                              6

                      4                                              5

                      5                                              4

                      6                                              2

                      7                                              0


PARTIAL SURRENDERS
For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE:
Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

    AMOUNT REQUESTED               $1,000
  -------------------       OR    -------  = $1,075.27
1.00 - SURRENDER CHARGE             .93


By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


                                                                  ASSUMED INVESTMENT RATE
                                                                 3.50%              5.00%

Qualified annuity discount rate                                  4.72%              6.22%

Nonqualified annuity discount rate                               4.92%              6.42%




    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  25

SURRENDER CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.


SURRENDER
  CHARGE   EXPLANATION
   $  0    $2,500 is contract earnings surrendered without charge; and

      0    $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).

           (10% x $28,000) = $2,800 - $2,500 = $300

      0    $10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

    480    $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and

    420    $6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of purchase payment.
   ----


   $900


WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*; and

- death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus any prorated portion of the MAV rider fee (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge; and/or

- a prorated portion of the MAV rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  27

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN program is in effect. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                          Jan       $100           $20           5.00

                                                          Feb        100            18           5.56

you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low...                           May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high...                                   Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be no more than one digit past the decimal numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program. (see "Portfolio Navigator Program" below)

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
If you are participating in the PN program, your contract value is allocated to a PN program investment option. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator Funds"). You do not need to participate in the PN program to allocate your contract value to one or more Portfolio Navigator funds of funds available under the PN program. You may choose to discontinue your participation in the PN program at any time.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program

28 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the asset target allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is

    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 29 objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program five static model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or the regular fixed account (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a surrender;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days' written notice.

RISKS. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THE CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, the dollar-cost averaging and asset rebalancing programs that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney.

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET

    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  31

TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If the PN program is in effect, you are not allowed to set up automated transfers.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE


Call:
1-800-541-2251 (toll free)
518-869-8613


MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see "Charges"). Federal income taxes and penalties as well as state and local income taxes may apply (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout
Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  33

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.

Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written arrangement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.


34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death if you die before the settlement start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.




If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value less any purchase payment credits subject to reversal, less any applicable rider charges;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.




ADJUSTED PARTIAL SURRENDERS   =    PS X DB
                                  ---------
                                      CV





  PS = the amount by which the contract value is reduced as a result of the partial surrender.

  DB = is the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  35

- During the second contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


We calculate the death benefit as follows:
        The contract value on the most recent sixth contract anniversary:           $30,000.00
        plus purchase payments made since that anniversary:                              +0.00
        minus adjusted partial surrenders taken since that anniversary calculated as:
        $1,500 x $30,000
        ----------------                                                             -1,607.14
             $28,000
                                                                                    ----------
        for a death benefit of:                                                     $28,392.86


IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner.

If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2 the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2 we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


36  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  37

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

        Greatest of your contract anniversary contract values:                         $24,000
        plus purchase payments made since that anniversary:                                 +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $24,000
        ----------------  =                                                             -1,636
             $22,000
                                                                                       -------
        for a death benefit of:                                                        $22,364


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contact as the contact owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- the annuitant's age and, in most cases, the annuitant's sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed

38 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will be either 4.92% or 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  39

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


40  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.





For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if withdrawals are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent withdrawal. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any withdrawal from either contract during the 180-day period following a partial exchange. Different IRS limitations on withdrawals apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  41

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth
IRAs) are subject to special RMD rules.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan.

Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);




- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits

42 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. See also "Benefits in Case of Death -- If You Die Before the Settlement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we currently understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable); for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new

    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 43 fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New

44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life of NY is responding to a request for information from the New York insurance regulator which was sent to all life insurers conducting business in New York.



RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  45

APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011.





VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.26   $1.07   $0.71   $1.36   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period      $0.96   $1.26   $1.07   $0.71   $1.36   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   275     308     372     309     363     746     160      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.06   $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74   $0.97
Accumulation unit value at end of period      $1.12   $1.06   $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,097   3,865   5,230   6,632   8,669  10,042  10,828   9,073   5,594   2,924
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.69   $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92   $0.98
Accumulation unit value at end of period      $1.35   $1.69   $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,504   5,738   8,136  11,767  11,635  11,404   9,163   4,351   2,161     643
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.99   $0.88   $0.66   $1.21   $1.03   $0.83   $0.74   $0.65   $0.53   $0.66
Accumulation unit value at end of period      $0.86   $0.99   $0.88   $0.66   $1.21   $1.03   $0.83   $0.74   $0.65   $0.53
Number of accumulation units outstanding at
  end of period (000 omitted)                   255     328     349     483     718     801   1,011   1,182   1,240   1,036
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03   $0.87   $0.68   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.01   $1.03   $0.87   $0.68   $0.90      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,061   1,287   2,587   3,176   3,100      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.06   $0.92   $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period      $1.06   $1.06   $0.92   $0.69   $1.19   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   628     824     884     782     920   4,333     941      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.79   $1.59   $1.34   $1.84   $1.95   $1.66   $1.59   $1.40   $1.10   $1.26
Accumulation unit value at end of period      $1.79   $1.79   $1.59   $1.34   $1.84   $1.95   $1.66   $1.59   $1.40   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                   318     434     579     726   1,098   1,260   1,395   1,239   1,293   1,194
---------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.04   $0.93   $0.75   $1.10   $1.08   $1.00   $0.95   $0.88   $0.75   $0.86
Accumulation unit value at end of period      $1.07   $1.04   $0.93   $0.75   $1.10   $1.08   $1.00   $0.95   $0.88   $0.75
Number of accumulation units outstanding at
  end of period (000 omitted)                   868   1,043   1,088   1,279   1,519   1,455   1,195     895     475     348
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.07   $0.96   $0.78   $1.12   $1.11   $0.98   $0.95   $0.87   $0.73   $0.84
Accumulation unit value at end of period      $1.09   $1.07   $0.96   $0.78   $1.12   $1.11   $0.98   $0.95   $0.87   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,727   2,222   2,605   1,564   2,567   2,359   2,268   2,153   1,566   1,122
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.15   $1.16   $1.16   $1.15   $1.10   $1.06   $1.04   $1.04   $1.04   $1.04
Accumulation unit value at end of period      $1.14   $1.15   $1.16   $1.16   $1.15   $1.10   $1.06   $1.04   $1.04   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                 6,770   8,242  11,219  20,529  16,724  14,587  10,666  11,956  12,254  15,264
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.53   $1.43   $1.25   $1.35   $1.29   $1.25   $1.23   $1.19   $1.14   $1.09
Accumulation unit value at end of period      $1.62   $1.53   $1.43   $1.25   $1.35   $1.29   $1.25   $1.23   $1.19   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                11,850  14,745  36,166  36,244  35,353  31,453  19,926  12,488  10,290   7,749
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.66   $1.43   $1.13   $1.91   $1.78   $1.50   $1.33   $1.14   $0.81   $1.01
Accumulation unit value at end of period      $1.56   $1.66   $1.43   $1.13   $1.91   $1.78   $1.50   $1.33   $1.14   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 9,056  12,073  25,983  25,626  25,064  25,790  17,139  10,241   4,410   2,358
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.75   $0.65   $0.53   $0.92   $0.90   $0.78   $0.74   $0.71   $0.55   $0.71
Accumulation unit value at end of period      $0.79   $0.75   $0.65   $0.53   $0.92   $0.90   $0.78   $0.74   $0.71   $0.55
Number of accumulation units outstanding at
  end of period (000 omitted)                 8,293  10,181  12,183  14,518  17,373  19,411  11,370   2,982     815     363
---------------------------------------------------------------------------------------------------------------------------



46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $3.18   $2.68   $1.55   $3.37   $2.46   $1.85   $1.39   $1.13   $0.81   $0.87
Accumulation unit value at end of period      $2.50   $3.18   $2.68   $1.55   $3.37   $2.46   $1.85   $1.39   $1.13   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,534   1,778   3,010   4,784   3,347   3,067   2,792     711     217     149
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.82   $1.72   $1.55   $1.57   $1.47   $1.39   $1.47   $1.35   $1.20   $1.05
Accumulation unit value at end of period      $1.89   $1.82   $1.72   $1.55   $1.57   $1.47   $1.39   $1.47   $1.35   $1.20
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,385   4,348  10,317  10,760  10,966   9,253   6,917   4,157   2,454   1,346
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.22   $1.18   $1.11   $1.12   $1.04   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.33   $1.22   $1.18   $1.11   $1.12   $1.04   $1.04   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 5,081   5,961  17,784   9,290   9,325  10,578   6,543      21      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.82   $1.61   $1.05   $1.42   $1.40   $1.28   $1.24   $1.12   $0.90   $0.97
Accumulation unit value at end of period      $1.91   $1.82   $1.61   $1.05   $1.42   $1.40   $1.28   $1.24   $1.12   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,985   5,649   7,246   8,622  12,510  14,822  16,084  14,646   9,939   5,182
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.44   $1.28   $0.91   $1.13   $1.11   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period      $1.52   $1.44   $1.28   $0.91   $1.13   $1.11   $1.03   $1.01      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,367   2,602  12,726   7,714   6,770   6,653   1,815       6      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.02   $0.90   $0.71   $1.20   $1.07   $0.87   $0.77   $0.66   $0.52   $0.64
Accumulation unit value at end of period      $0.88   $1.02   $0.90   $0.71   $1.20   $1.07   $0.87   $0.77   $0.66   $0.52
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,288   1,549   1,835   2,245   2,990   3,257   3,145   2,082     359     191
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.53   $0.46   $0.34   $0.61   $0.60   $0.54   $0.50   $0.47   $0.39   $0.53
Accumulation unit value at end of period      $0.51   $0.53   $0.46   $0.34   $0.61   $0.60   $0.54   $0.50   $0.47   $0.39
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,823   5,077   5,927   7,359  10,651  12,217  13,724   6,535   5,159   3,200
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.09   $0.90   $0.72   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.05   $1.09   $0.90   $0.72   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,253   4,382  20,511  16,940  11,279   7,246      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.00   $0.89   $0.65   $1.27   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.83   $1.00   $0.89   $0.65   $1.27   $1.07      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   847   1,089   1,464   1,986   1,950   3,548      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.53   $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85   $1.00
Accumulation unit value at end of period      $1.29   $1.53   $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                   640     835   1,066   1,091   1,416   1,560   1,403   1,420     998     351
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.38   $1.14   $0.81   $1.49   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period      $1.26   $1.38   $1.14   $0.81   $1.49   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   970   1,211   2,304   3,561   2,944   5,108     351      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.94   $0.82   $0.66   $1.06   $1.01   $0.89   $0.85   $0.78   $0.61   $0.80
Accumulation unit value at end of period      $0.95   $0.94   $0.82   $0.66   $1.06   $1.01   $0.89   $0.85   $0.78   $0.61
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,864   3,730   4,854   5,907   7,782   8,282   8,983   9,237   6,233   3,963
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.12   $0.94   $0.75   $1.25   $1.27   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.10   $1.12   $0.94   $0.75   $1.25   $1.27   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   256     168      91      95     137     187      70      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.46   $1.16   $0.83   $1.37   $1.44   $1.30   $1.25   $1.06   $0.72   $0.88
Accumulation unit value at end of period      $1.32   $1.46   $1.16   $0.83   $1.37   $1.44   $1.30   $1.25   $1.06   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                   665     926   1,132   1,628   1,938   2,442   3,007   2,896   1,716     913
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.29   $1.26   $1.21   $1.25   $1.19   $1.16   $1.15   $1.15   $1.14   $1.09
Accumulation unit value at end of period      $1.30   $1.29   $1.26   $1.21   $1.25   $1.19   $1.16   $1.15   $1.15   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,940   6,564   6,838   7,386   8,083   9,055  10,771  11,923   9,919   8,720
---------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  47

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.02   $0.88   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.89   $1.02   $0.88   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,206   1,289   1,510   1,174     752   2,782      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.17   $1.08   $0.75   $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.19   $1.17   $1.08   $0.75   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,928   2,988   8,896   7,053   6,237   6,662      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.07   $0.92   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.03   $1.07   $0.92   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,349   9,628  13,436  20,314  16,371  14,295      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.01   $0.89   $0.70   $1.22   $1.10   $0.98   $0.92   $0.87   $0.71   $0.86
Accumulation unit value at end of period      $1.02   $1.01   $0.89   $0.70   $1.22   $1.10   $0.98   $0.92   $0.87   $0.71
Number of accumulation units outstanding at
  end of period (000 omitted)                   619     857   1,099   1,479   2,257   2,651   3,096   3,183   3,179   2,833
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.34   $1.83   $1.32   $2.19   $1.91   $1.71   $1.46   $1.18   $0.86   $0.96
Accumulation unit value at end of period      $2.07   $2.34   $1.83   $1.32   $2.19   $1.91   $1.71   $1.46   $1.18   $0.86
Number of accumulation units outstanding at
  end of period (000 omitted)                   722     990   1,300   1,840   2,617   2,925   3,232   3,218   2,990   2,759
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.14   $1.02   $0.81   $1.46   $1.25   $1.07   $0.91   $0.80   $0.57   $0.72
Accumulation unit value at end of period      $0.94   $1.14   $1.02   $0.81   $1.46   $1.25   $1.07   $0.91   $0.80   $0.57
Number of accumulation units outstanding at
  end of period (000 omitted)                   172     236     276     423     796   1,016   1,064   1,166     780     832
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.70   $1.42   $1.20   $2.10   $2.67   $2.23   $1.98   $1.51   $1.12   $1.11
Accumulation unit value at end of period      $1.59   $1.70   $1.42   $1.20   $2.10   $2.67   $2.23   $1.98   $1.51   $1.12
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,774   2,253   2,898   3,752   5,585   8,096   9,097   7,490   4,889   2,603
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.34   $1.84   $1.44   $2.16   $2.23   $1.92   $1.78   $1.45   $1.10   $1.23
Accumulation unit value at end of period      $2.24   $2.34   $1.84   $1.44   $2.16   $2.23   $1.92   $1.78   $1.45   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,722   2,401   3,032   3,524   4,553   5,190   5,121   3,861   2,159   1,333
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.52   $2.03   $1.54   $2.46   $2.40   $2.09   $1.86   $1.49   $1.17   $1.24
Accumulation unit value at end of period      $2.34   $2.52   $2.03   $1.54   $2.46   $2.40   $2.09   $1.86   $1.49   $1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,712   3,666   4,665   6,095   8,658  10,266  10,617   6,770   4,304   2,280
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.47   $1.14   $0.90   $1.37   $1.65   $1.48   $1.41   $1.22   $0.84   $1.00
Accumulation unit value at end of period      $1.47   $1.47   $1.14   $0.90   $1.37   $1.65   $1.48   $1.41   $1.22   $0.84
Number of accumulation units outstanding at
  end of period (000 omitted)                    31      38      61      93     162     240     294     435     382     417
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.88   $0.78   $0.65   $1.04   $1.07   $0.95   $0.90   $0.79   $0.62   $0.79
Accumulation unit value at end of period      $0.91   $0.88   $0.78   $0.65   $1.04   $1.07   $0.95   $0.90   $0.79   $0.62
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,619   4,755   5,810   6,981   8,779  10,535  11,511   4,998   3,397   2,661
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.60   $0.53   $0.44   $0.77   $0.69   $0.65   $0.60   $0.57   $0.44   $0.59
Accumulation unit value at end of period      $0.55   $0.60   $0.53   $0.44   $0.77   $0.69   $0.65   $0.60   $0.57   $0.44
Number of accumulation units outstanding at
  end of period (000 omitted)                   146     303     345     491     702     821     930   1,017     936     912
*Invesco V.I. Capital Appreciation Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series I Shares.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.25   $1.06   $0.75   $1.43   $1.30   $1.13   $1.03   $0.90   $0.67   $0.86
Accumulation unit value at end of period      $1.16   $1.25   $1.06   $0.75   $1.43   $1.30   $1.13   $1.03   $0.90   $0.67
Number of accumulation units outstanding at
  end of period (000 omitted)                   228     252     351     425     507     646     694     711     742     772
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series I Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.06   $1.01   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.06   $1.01   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   471     504     601     590     419   1,896      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



48  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.39   $1.24   $0.93   $1.57   $1.39   $1.09   $1.00      --      --      --
Accumulation unit value at end of period      $1.28   $1.39   $1.24   $0.93   $1.57   $1.39   $1.09      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,103   1,381   6,218   5,525   2,450      32      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.11   $0.97   $0.76   $1.19   $1.23   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.08   $1.11   $0.97   $0.76   $1.19   $1.23   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,369   5,259   9,931  12,695  11,798  13,974  10,069      65      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.70   $0.57   $0.39   $0.71   $0.59   $0.52   $0.47   $0.39   $0.29   $0.41
Accumulation unit value at end of period      $0.69   $0.70   $0.57   $0.39   $0.71   $0.59   $0.52   $0.47   $0.39   $0.29
Number of accumulation units outstanding at
  end of period (000 omitted)                   382     564     636     712     774     848   1,075   1,194   1,263   1,297
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.57   $0.46   $0.30   $0.54   $0.44   $0.41   $0.37   $0.37   $0.26   $0.44
Accumulation unit value at end of period      $0.52   $0.57   $0.46   $0.30   $0.54   $0.44   $0.41   $0.37   $0.37   $0.26
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,129   1,435   1,480   1,274   1,368   1,138   1,248   1,311   1,434   1,198
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.97   $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $0.91   $0.97   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,767   2,041  17,067  13,325   8,417      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.94   $1.56   $0.88   $1.85   $1.46   $1.00   $0.77   $0.65   $0.49   $0.66
Accumulation unit value at end of period      $1.30   $1.94   $1.56   $0.88   $1.85   $1.46   $1.00   $0.77   $0.65   $0.49
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,933   2,727   3,464   4,541   5,011   4,995   5,056   5,176   4,688   3,862
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.72   $0.64   $0.47   $0.74   $0.68   $0.63   $0.61   $0.57   $0.47   $0.65
Accumulation unit value at end of period      $0.71   $0.72   $0.64   $0.47   $0.74   $0.68   $0.63   $0.61   $0.57   $0.47
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,457   3,018   4,024   5,305   6,287   7,893   8,647   7,097   5,911   4,123
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.24   $0.92   $0.57   $0.95   $0.94   $0.83   $0.80   $0.76   $0.57   $0.85
Accumulation unit value at end of period      $1.10   $1.24   $0.92   $0.57   $0.95   $0.94   $0.83   $0.80   $0.76   $0.57
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,567   2,028   2,644   3,033   3,572   4,031   4,783   5,498   5,373   4,442
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.07   $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68   $0.89
Accumulation unit value at end of period      $2.18   $2.07   $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,422   1,828   2,262   2,719   3,277   3,617   2,792   1,406     718     283
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.05   $0.86   $0.61   $1.11   $1.23   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.93   $1.05   $0.86   $0.61   $1.11   $1.23      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   931     966   3,120   4,528   2,291   2,781      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.30   $0.99   $0.64   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.20   $1.30   $0.99   $0.64   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   673     774   1,089   1,210   1,294   2,389      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.92   $0.76   $0.57   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.80   $0.92   $0.76   $0.57   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   636     714   4,378   4,519   3,528   3,236      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.40   $1.22   $0.88   $1.49   $1.41   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period      $1.27   $1.40   $1.22   $0.88   $1.49   $1.41   $1.21   $1.07      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,190   1,599   1,943   2,308   3,032   3,158   1,793      45      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.37   $1.20   $1.02   $1.20   $1.11   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.37   $1.37   $1.20   $1.02   $1.20   $1.11   $1.04   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 9,900  13,311  28,569  31,552  30,934  20,585   9,132     152      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.30   $1.06   $0.78   $1.27   $1.30   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.26   $1.30   $1.06   $0.78   $1.27   $1.30   $1.14   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   454     619     844   1,049   1,233   1,204     468      15      --      --
---------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  49

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.26   $1.13   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.28   $1.26   $1.13   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,840   3,896  11,742  12,942   9,560   9,475      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
  period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   551     785      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.88   $2.23   $1.42   $2.53   $2.45   $2.04   $1.84   $1.63   $1.10   $1.27
Accumulation unit value at end of period      $2.51   $2.88   $2.23   $1.42   $2.53   $2.45   $2.04   $1.84   $1.63   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                   154     221     275     317     577     703     808     831     831     789
---------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.10   $1.86   $1.29   $2.30   $2.44   $2.12   $1.86   $1.57   $1.11   $1.25
Accumulation unit value at end of period      $1.64   $2.10   $1.86   $1.29   $2.30   $2.44   $2.12   $1.86   $1.57   $1.11
Number of accumulation units outstanding at
  end of period (000 omitted)                   272     354     448     677   1,123   1,416   1,537   1,606   1,714   1,631
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,418     782      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                10,873  12,544      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,714   1,170      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                13,381  11,054      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.98   $0.89   $0.68   $1.12   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.94   $0.98   $0.89   $0.68   $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,545   1,786  17,213  10,554   7,024   7,764      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.30   $1.07   $0.79   $1.26   $1.20   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period      $1.20   $1.30   $1.07   $0.79   $1.26   $1.20   $1.04   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   114     125     133     261     377     381     339      45      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.10   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                10,721   5,136      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.10   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                82,805  97,423      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 8,285   3,243      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                49,673  54,821      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,225   1,619      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------





50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.25   $1.07   $0.70   $1.35   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period      $0.95   $1.25   $1.07   $0.70   $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   114     178     330     249     316     302      65      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.04   $0.93   $0.78   $1.34   $1.29   $1.11   $1.07   $0.97   $0.74   $0.96
Accumulation unit value at end of period      $1.10   $1.04   $0.93   $0.78   $1.34   $1.29   $1.11   $1.07   $0.97   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,662   2,011   2,557   3,315   5,003   5,777   6,121   5,022   3,923   2,930
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.66   $1.61   $1.21   $2.61   $2.49   $1.86   $1.61   $1.31   $0.92   $0.98
Accumulation unit value at end of period      $1.32   $1.66   $1.61   $1.21   $2.61   $2.49   $1.86   $1.61   $1.31   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,344   3,170   4,591   6,466   6,875   6,633   5,012   2,202   1,112     400
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.97   $0.86   $0.65   $1.19   $1.02   $0.82   $0.73   $0.64   $0.52   $0.66
Accumulation unit value at end of period      $0.84   $0.97   $0.86   $0.65   $1.19   $1.02   $0.82   $0.73   $0.64   $0.52
Number of accumulation units outstanding at
  end of period (000 omitted)                   319     409     559     738   1,120   1,194   1,304   1,372   1,559   1,484
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.02   $0.87   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.00   $1.02   $0.87   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   522     644   1,306   1,860   1,583      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.05   $0.91   $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period      $1.05   $1.05   $0.91   $0.69   $1.19   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   346     403     473     394     409   1,987     389      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.75   $1.56   $1.31   $1.81   $1.93   $1.64   $1.58   $1.39   $1.09   $1.26
Accumulation unit value at end of period      $1.75   $1.75   $1.56   $1.31   $1.81   $1.93   $1.64   $1.58   $1.39   $1.09
Number of accumulation units outstanding at
  end of period (000 omitted)                   249     363     421     753   1,491   1,739   1,751   1,713   1,494   1,337
---------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.01   $0.91   $0.74   $1.08   $1.06   $0.99   $0.94   $0.88   $0.74   $0.86
Accumulation unit value at end of period      $1.05   $1.01   $0.91   $0.74   $1.08   $1.06   $0.99   $0.94   $0.88   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                   656     743   1,174   1,596   1,765   1,878   1,638     959     544     311
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.05   $0.94   $0.77   $1.10   $1.09   $0.97   $0.94   $0.86   $0.73   $0.84
Accumulation unit value at end of period      $1.07   $1.05   $0.94   $0.77   $1.10   $1.09   $0.97   $0.94   $0.86   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                   952   1,174   1,503   1,256   2,079   1,672   1,877   1,818   1,979   1,811
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.12   $1.13   $1.14   $1.13   $1.09   $1.05   $1.03   $1.04   $1.04   $1.04
Accumulation unit value at end of period      $1.11   $1.12   $1.13   $1.14   $1.13   $1.09   $1.05   $1.03   $1.04   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                 6,574   7,460  10,791  17,221  16,036  11,540   7,130   8,287  10,038  12,020
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.50   $1.40   $1.23   $1.33   $1.28   $1.23   $1.22   $1.18   $1.14   $1.09
Accumulation unit value at end of period      $1.58   $1.50   $1.40   $1.23   $1.33   $1.28   $1.23   $1.22   $1.18   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,795   9,690  24,712  25,908  24,395  21,045  15,251  10,446   8,654   7,278
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.63   $1.41   $1.11   $1.89   $1.77   $1.49   $1.32   $1.13   $0.81   $1.01
Accumulation unit value at end of period      $1.53   $1.63   $1.41   $1.11   $1.89   $1.77   $1.49   $1.32   $1.13   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 5,804   7,452  15,846  16,588  17,673  17,788  12,648   8,024   4,235   2,480
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.74   $0.64   $0.52   $0.90   $0.89   $0.78   $0.74   $0.70   $0.55   $0.71
Accumulation unit value at end of period      $0.77   $0.74   $0.64   $0.52   $0.90   $0.89   $0.78   $0.74   $0.70   $0.55
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,385   4,208   5,331   6,962   9,846  11,629   5,105   1,558     831     450
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $3.12   $2.63   $1.52   $3.32   $2.43   $1.83   $1.38   $1.12   $0.81   $0.86
Accumulation unit value at end of period      $2.44   $3.12   $2.63   $1.52   $3.32   $2.43   $1.83   $1.38   $1.12   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,311   1,541   2,172   3,087   2,342   2,078   1,792     593     234     195
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.78   $1.69   $1.53   $1.55   $1.45   $1.38   $1.46   $1.34   $1.20   $1.05
Accumulation unit value at end of period      $1.85   $1.78   $1.69   $1.53   $1.55   $1.45   $1.38   $1.46   $1.34   $1.20
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,690   3,431   7,293   7,887   7,970   6,731   5,648   3,777   2,836   1,944
---------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  51

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.20   $1.16   $1.10   $1.11   $1.04   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.31   $1.20   $1.16   $1.10   $1.11   $1.04   $1.03   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,253   3,615  10,837   6,093   4,970   5,558   3,131     218      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.79   $1.58   $1.04   $1.40   $1.39   $1.27   $1.23   $1.11   $0.90   $0.97
Accumulation unit value at end of period      $1.87   $1.79   $1.58   $1.04   $1.40   $1.39   $1.27   $1.23   $1.11   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,821   3,661   5,150   6,762  10,346  11,919  13,288  12,815  10,123   5,961
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.42   $1.27   $0.90   $1.12   $1.10   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period      $1.50   $1.42   $1.27   $0.90   $1.12   $1.10   $1.03   $1.01      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,014   2,114   7,874   4,529   3,644   3,835   1,067       1      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.00   $0.88   $0.70   $1.18   $1.06   $0.86   $0.76   $0.66   $0.52   $0.64
Accumulation unit value at end of period      $0.86   $1.00   $0.88   $0.70   $1.18   $1.06   $0.86   $0.76   $0.66   $0.52
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,154   1,298   1,767   2,293   3,109   3,065   2,785   1,364     594     495
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.52   $0.45   $0.33   $0.60   $0.59   $0.54   $0.50   $0.46   $0.39   $0.53
Accumulation unit value at end of period      $0.50   $0.52   $0.45   $0.33   $0.60   $0.59   $0.54   $0.50   $0.46   $0.39
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,191   2,489   2,970   4,065   7,041   7,585   8,017   3,588   4,296   2,674
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.08   $0.89   $0.71   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.04   $1.08   $0.89   $0.71   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,763   3,451  13,094  10,986   6,387   3,929      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.99   $0.88   $0.65   $1.26   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.82   $0.99   $0.88   $0.65   $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   557     751     959   1,003   1,019   1,770      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.50   $1.20   $0.74   $1.35   $1.20   $1.22   $1.11   $1.03   $0.85   $0.99
Accumulation unit value at end of period      $1.26   $1.50   $1.20   $0.74   $1.35   $1.20   $1.22   $1.11   $1.03   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                   437     488     854     698     907   1,092   1,256   1,359     811     401
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.37   $1.13   $0.81   $1.48   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period      $1.24   $1.37   $1.13   $0.81   $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   695     927   1,532   2,373   2,137   2,846     247      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.92   $0.81   $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61   $0.80
Accumulation unit value at end of period      $0.93   $0.92   $0.81   $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,437   3,157   4,108   4,734   5,995   6,656   7,646   7,782   5,947   3,742
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.11   $0.93   $0.75   $1.24   $1.26   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.08   $1.11   $0.93   $0.75   $1.24   $1.26   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   196     127      65      58     137     175      76      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.43   $1.14   $0.82   $1.35   $1.42   $1.28   $1.24   $1.05   $0.72   $0.88
Accumulation unit value at end of period      $1.29   $1.43   $1.14   $0.82   $1.35   $1.42   $1.28   $1.24   $1.05   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                   515     560     661     922   1,550   1,998   2,289   2,188   1,581     998
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.27   $1.24   $1.19   $1.23   $1.18   $1.15   $1.14   $1.14   $1.14   $1.08
Accumulation unit value at end of period      $1.27   $1.27   $1.24   $1.19   $1.23   $1.18   $1.15   $1.14   $1.14   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,531   4,895   5,800   6,695   7,227   7,765   9,250   9,832   9,828   8,010
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.01   $0.88   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.88   $1.01   $0.88   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,106   1,310   1,351   1,404     789   1,558      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.15   $1.07   $0.75   $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.17   $1.15   $1.07   $0.75   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,961   1,784   5,379   4,487   3,603   3,669      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.06   $0.91   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.02   $1.06   $0.91   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,126   5,421   7,800  12,130   8,730   7,042      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.99   $0.87   $0.69   $1.20   $1.08   $0.97   $0.91   $0.87   $0.71   $0.86
Accumulation unit value at end of period      $1.00   $0.99   $0.87   $0.69   $1.20   $1.08   $0.97   $0.91   $0.87   $0.71
Number of accumulation units outstanding at
  end of period (000 omitted)                   732     836   1,350   1,847   2,885   3,369   3,780   3,892   3,776   3,442
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.29   $1.80   $1.29   $2.16   $1.89   $1.69   $1.45   $1.17   $0.85   $0.96
Accumulation unit value at end of period      $2.02   $2.29   $1.80   $1.29   $2.16   $1.89   $1.69   $1.45   $1.17   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                   772     946   1,299   1,842   2,903   3,269   3,605   3,582   3,450   3,017
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00   $0.80   $1.44   $1.24   $1.06   $0.90   $0.80   $0.56   $0.71
Accumulation unit value at end of period      $0.92   $1.12   $1.00   $0.80   $1.44   $1.24   $1.06   $0.90   $0.80   $0.56
Number of accumulation units outstanding at
  end of period (000 omitted)                   302     373     500     683   1,174   1,258   1,169   1,245   1,023     973
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.67   $1.39   $1.18   $2.07   $2.64   $2.21   $1.96   $1.50   $1.12   $1.11
Accumulation unit value at end of period      $1.56   $1.67   $1.39   $1.18   $2.07   $2.64   $2.21   $1.96   $1.50   $1.12
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,222   1,626   1,987   2,520   3,992   5,455   6,194   5,320   3,834   2,650
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.29   $1.81   $1.41   $2.13   $2.20   $1.90   $1.76   $1.44   $1.10   $1.22
Accumulation unit value at end of period      $2.19   $2.29   $1.81   $1.41   $2.13   $2.20   $1.90   $1.76   $1.44   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,038   1,294   1,730   2,095   3,284   3,540   3,470   2,522   1,628     986
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.47   $2.00   $1.51   $2.43   $2.37   $2.06   $1.85   $1.48   $1.16   $1.23
Accumulation unit value at end of period      $2.29   $2.47   $2.00   $1.51   $2.43   $2.37   $2.06   $1.85   $1.48   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,011   2,559   3,248   4,092   6,530   7,397   7,580   5,065   3,549   2,398
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.44   $1.12   $0.88   $1.35   $1.63   $1.47   $1.40   $1.21   $0.84   $1.00
Accumulation unit value at end of period      $1.44   $1.44   $1.12   $0.88   $1.35   $1.63   $1.47   $1.40   $1.21   $0.84
Number of accumulation units outstanding at
  end of period (000 omitted)                   158     198     222     243     343     372     413     521     565     661
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.86   $0.77   $0.64   $1.03   $1.06   $0.94   $0.89   $0.79   $0.61   $0.79
Accumulation unit value at end of period      $0.89   $0.86   $0.77   $0.64   $1.03   $1.06   $0.94   $0.89   $0.79   $0.61
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,847   2,474   3,364   4,344   5,998   7,046   7,488   4,379   2,692   2,301
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES* (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.59   $0.52   $0.43   $0.75   $0.68   $0.65   $0.60   $0.57   $0.44   $0.59
Accumulation unit value at end of period      $0.54   $0.59   $0.52   $0.43   $0.75   $0.68   $0.65   $0.60   $0.57   $0.44
Number of accumulation units outstanding at
  end of period (000 omitted)                   310     382     445     610     948   1,117   1,181   1,364   1,417   1,542
*Invesco V.I. Capital Appreciation Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series I Shares.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.23   $1.04   $0.74   $1.41   $1.29   $1.11   $1.03   $0.90   $0.67   $0.86
Accumulation unit value at end of period      $1.13   $1.23   $1.04   $0.74   $1.41   $1.29   $1.11   $1.03   $0.90   $0.67
Number of accumulation units outstanding at
  end of period (000 omitted)                   197     114     150     202     291     308     451     603     627     754
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series I Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.05   $1.01   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05   $1.01   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   283     381     432     545     444     892      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.38   $1.23   $0.92   $1.57   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period      $1.27   $1.38   $1.23   $0.92   $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   907   1,139   3,824   3,203   1,506      41      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.10   $0.96   $0.75   $1.18   $1.22   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.06   $1.10   $0.96   $0.75   $1.18   $1.22   $1.06   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,111   2,641   5,235   6,904   5,924   6,990   4,754      97      --      --
---------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  53

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.69   $0.56   $0.39   $0.70   $0.58   $0.52   $0.46   $0.39   $0.29   $0.41
Accumulation unit value at end of period      $0.67   $0.69   $0.56   $0.39   $0.70   $0.58   $0.52   $0.46   $0.39   $0.29
Number of accumulation units outstanding at
  end of period (000 omitted)                   469     606     679     834   1,038   1,226   1,353   1,509   1,785   2,305
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.56   $0.45   $0.29   $0.53   $0.44   $0.41   $0.37   $0.37   $0.26   $0.44
Accumulation unit value at end of period      $0.51   $0.56   $0.45   $0.29   $0.53   $0.44   $0.41   $0.37   $0.37   $0.26
Number of accumulation units outstanding at
  end of period (000 omitted)                   471     655     827     929   1,099   1,145   1,143   1,305   1,427   1,276
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.96   $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $0.90   $0.96   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   880   1,036   9,604   7,662   4,056      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.90   $1.53   $0.86   $1.83   $1.44   $0.99   $0.76   $0.65   $0.48   $0.66
Accumulation unit value at end of period      $1.27   $1.90   $1.53   $0.86   $1.83   $1.44   $0.99   $0.76   $0.65   $0.48
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,453   2,114   2,567   3,402   4,652   4,123   3,778   3,724   3,654   4,229
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.70   $0.63   $0.46   $0.73   $0.67   $0.63   $0.61   $0.56   $0.46   $0.65
Accumulation unit value at end of period      $0.70   $0.70   $0.63   $0.46   $0.73   $0.67   $0.63   $0.61   $0.56   $0.46
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,895   2,440   2,935   2,841   3,602   4,618   5,560   5,021   4,726   4,234
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.22   $0.90   $0.56   $0.94   $0.92   $0.83   $0.79   $0.75   $0.57   $0.85
Accumulation unit value at end of period      $1.08   $1.22   $0.90   $0.56   $0.94   $0.92   $0.83   $0.79   $0.75   $0.57
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,079   1,397   1,422   1,779   2,321   2,844   3,667   4,463   4,471   3,982
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.03   $1.80   $1.37   $2.22   $1.76   $1.36   $1.18   $0.91   $0.68   $0.89
Accumulation unit value at end of period      $2.14   $2.03   $1.80   $1.37   $2.22   $1.76   $1.36   $1.18   $0.91   $0.68
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,433   1,697   1,909   2,107   2,729   2,801   2,287   1,297     759     512
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.04   $0.86   $0.61   $1.11   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.92   $1.04   $0.86   $0.61   $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   538     570   1,775   2,665   1,324   1,445      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.29   $0.98   $0.63   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.19   $1.29   $0.98   $0.63   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   557     566     605     622     495   1,082      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.91   $0.75   $0.57   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.79   $0.91   $0.75   $0.57   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   360     381   2,376   2,572   1,809   1,600      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/19/2010)
Accumulation unit value at beginning of
  period                                      $1.19   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.14   $1.19      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     8       1      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.38   $1.21   $0.87   $1.48   $1.41   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period      $1.25   $1.38   $1.21   $0.87   $1.48   $1.41   $1.21   $1.07      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,403   1,548   1,583   1,652   2,077   2,319   1,151      31      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.35   $1.19   $1.01   $1.20   $1.10   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.35   $1.35   $1.19   $1.01   $1.20   $1.10   $1.04   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,125   9,149  18,400  19,714  18,443  11,811   5,096      84      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.05   $0.77   $1.26   $1.29   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.24   $1.28   $1.05   $0.77   $1.26   $1.29   $1.14   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   470     646     732     760   1,153     883     417      22      --      --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.25   $1.12   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.26   $1.25   $1.12   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,457   3,057   7,370   8,193   5,022   4,812      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
  period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   233     267      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.82   $2.19   $1.40   $2.49   $2.42   $2.02   $1.82   $1.62   $1.10   $1.27
Accumulation unit value at end of period      $2.46   $2.82   $2.19   $1.40   $2.49   $2.42   $2.02   $1.82   $1.62   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                   215     261     307     423     692     780     875     985   1,056     940
---------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.06   $1.82   $1.27   $2.27   $2.41   $2.10   $1.85   $1.56   $1.10   $1.25
Accumulation unit value at end of period      $1.61   $2.06   $1.82   $1.27   $2.27   $2.41   $2.10   $1.85   $1.56   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                   441     542     660     961   1,491   1,667   1,838   1,839   1,807   1,828
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,473     976      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,764   4,986      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 9,044   2,797      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,664   5,748      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.97   $0.88   $0.68   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.93   $0.97   $0.88   $0.68   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   560     711   9,462   5,838   3,261   3,580      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.06   $0.78   $1.25   $1.19   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period      $1.19   $1.28   $1.06   $0.78   $1.25   $1.19   $1.04   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    34      38      79      68     147     142     161      42      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                71,003  23,480      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                49,913  58,524      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                32,460   7,790      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                23,909  29,598      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                23,560   7,958      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                16,640  20,699      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
Accumulation unit value at beginning of
  period                                      $2.01   $1.63   $1.21   $1.78   $1.89   $1.59   $1.51   $1.27   $0.93   $1.07
Accumulation unit value at end of period      $1.90   $2.01   $1.63   $1.21   $1.78   $1.89   $1.59   $1.51   $1.27   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,262   1,653   4,980   5,355   4,855   4,430   4,724   3,930   3,089   2,209
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.90   $1.54   $1.04   $1.92   $1.67   $1.23   $1.02   $0.79   $0.54   $0.63
Accumulation unit value at end of period      $1.61   $1.90   $1.54   $1.04   $1.92   $1.67   $1.23   $1.02   $0.79   $0.54
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,793   3,411   5,754   6,744   8,393   8,969   8,190   5,277   3,289   2,052
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.96   $1.60   $1.14   $1.90   $1.82   $1.71   $1.55   $1.32   $0.93   $1.13
Accumulation unit value at end of period      $1.87   $1.96   $1.60   $1.14   $1.90   $1.82   $1.71   $1.55   $1.32   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,455   4,414   6,599   7,777   9,982  11,009  11,377   8,711   6,164   3,595
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.21   $1.08   $0.95   $1.35   $1.26   $1.14   $1.09   $1.01   $0.84   $0.97
Accumulation unit value at end of period      $1.28   $1.21   $1.08   $0.95   $1.35   $1.26   $1.14   $1.09   $1.01   $0.84
Number of accumulation units outstanding at
  end of period (000 omitted)                   510     671   1,069   1,473   2,175   2,018   1,925   2,001   2,040   1,735
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.11   $0.97   $1.67   $1.47   $1.21   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.10   $1.28   $1.11   $0.97   $1.67   $1.47   $1.21   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   575     673   3,967     460     658     813     645      40      --      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.45   $1.16   $0.76   $1.32   $1.17   $0.96   $0.91   $0.81   $0.58   $0.94
Accumulation unit value at end of period      $1.37   $1.45   $1.16   $0.76   $1.32   $1.17   $0.96   $0.91   $0.81   $0.58
Number of accumulation units outstanding at
  end of period (000 omitted)                   683   1,016   1,258   1,243   1,559   1,303   1,423   1,489   1,344     816
---------------------------------------------------------------------------------------------------------------------------





56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2011...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.   6
Financial Statements





    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  57

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

1-800-541-2251


           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only
                        RiverSource Life Insurance Co. of
       New York is authorized to sell insurance and annuities in New York.


      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved.


S-6471 P (4/12)

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

RIVERSOURCE

RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Variable Annuity and RiverSource Retirement Advisor Select Variable Annuity contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: 1-800-541-2251


            (Corporate Office)

            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.

- BlackRock Variable Series, Inc.

- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust

- Columbia Funds Variable Series Trust II

- Credit Suisse Trust

- DWS Variable Series II

- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

- Goldman Sachs Variable Insurance Trust (VIT)
- Invesco Variable Insurance Trust

- Janus Aspen Series: Service Shares

- MFS(R) Variable Insurance Trust(SM)
- Morgan Stanley Universal Investment Funds (UIF)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional expenses associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                             ANNUITY - NEW YORK -- PROSPECTUS  1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS..............................................    3
THE CONTRACT IN BRIEF..................................    5
EXPENSE SUMMARY........................................    6
CONDENSED FINANCIAL INFORMATION........................   13
FINANCIAL STATEMENTS...................................   13
THE VARIABLE ACCOUNT AND THE FUNDS.....................   13
THE FIXED ACCOUNT......................................   23
BUYING YOUR CONTRACT...................................   23
CHARGES................................................   25
VALUING YOUR INVESTMENT................................   29
MAKING THE MOST OF YOUR CONTRACT.......................   30
SURRENDERS.............................................   35
TSA -- SPECIAL PROVISIONS..............................   36
CHANGING OWNERSHIP.....................................   37
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT....   37
OPTIONAL BENEFITS......................................   39
THE ANNUITY PAYOUT PERIOD..............................   40
TAXES..................................................   42
VOTING RIGHTS..........................................   45
SUBSTITUTION OF INVESTMENTS............................   46
ABOUT THE SERVICE PROVIDERS............................   46
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   48
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION..................   71





2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): A person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                             ANNUITY - NEW YORK -- PROSPECTUS  3

- Custodial and investment only accounts maintained for qualified plans under
  Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.


RIDER: You receive a rider when you purchase the MAV. The rider adds the terms of this optional benefit to your contract.


RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a seven-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not have been advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                             ANNUITY - NEW YORK -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)


                  NUMBER OF COMPLETED YEARS
                FROM DATE OF PURCHASE PAYMENT                                    SURRENDER CHARGE PERCENTAGE
                              0                                                               7%

                              1                                                               7

                              2                                                               7

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              7                                                               0



SURRENDER CHARGE FOR RAVA SELECT

(Contingent deferred sales load as a percentage of purchase payment surrendered)


                  YEARS FROM CONTRACT DATE                                       SURRENDER CHARGE PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               7

                              Thereafter                                                      0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


                                                                                 ASSUMED
                                                                             INVESTMENT RATE
                                                                             3.50%     5.00%

Qualified annuity discount rate                                              4.72%     6.22%

Nonqualified annuity discount rate                                           4.92%     6.42%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                    $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)


6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

OPTIONAL RIDER FEES
(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary.)



MAV RIDER FEE                                                                           0.25%*

PN RIDER FEE**                                                                          0.00%


 *  For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.
** Effective May 10, 2010 the rider is not required to select funds of funds in the PN program and this fee does not apply. Prior to May 10, 2010, the PN rider fee was 0.10% and the maximum fee was 0.20%.

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)


MORTALITY AND EXPENSE RISK FEE:                                      RAVA ADVANTAGE     RAVA SELECT

For nonqualified annuities                                                0.95%            1.20%

For qualified annuities                                                   0.75%            1.00%




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                             ANNUITY - NEW YORK -- PROSPECTUS  7

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT FOR THE LAST FISCAL YEAR YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN EACH FUND'S PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.50%                2.90%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio           0.75%      0.25%    0.19%           --%          1.19%
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.05            --           0.85


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.07            --           1.07
B)


American Century VP International, Class II                      1.31       0.25     0.02            --           1.58


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.88       0.25       --            --           1.13


BlackRock Global Allocation V.I. Fund (Class III)                0.64       0.25     0.26          0.02           1.17(1)


Calvert VP SRI Balanced Portfolio                                0.70         --     0.21            --           0.91


Columbia Variable Portfolio - Balanced Fund (Class 3)            0.64       0.13     0.16            --           0.93(2)


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.14            --           0.60(2)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income          0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0.13     0.25            --           1.45(2)
Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund (Class 3)         0.55       0.13     0.16            --           0.84


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.13     0.14            --           0.69
Securities Fund (Class 3)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(2)
3)


Columbia Variable Portfolio - Income Opportunities Fund          0.57       0.13     0.14            --           0.84
(Class 3)


Columbia Variable Portfolio - International Opportunity          0.79       0.13     0.21            --           1.13
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.17            --           1.01(2)
3)


Columbia Variable Portfolio - Marsico Growth Fund (Class 1)      0.97         --     0.13            --           1.10(2),(3)


Columbia Variable Portfolio - Marsico International              1.02       0.25     0.20            --           1.47(2),(3)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.13     0.17            --           1.06(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.74       0.13     0.14            --           1.01
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.13     0.26            --           1.10(2)
(Class 3)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund      0.79       0.13     0.19            --           1.11(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.13     0.15            --           0.64
Government Fund (Class 3)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06(4)




8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

DWS Alternative Asset Allocation VIP, Class B                    0.27%      0.25%    0.34%         1.30%          2.16%(5)


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth & Income Portfolio Service Class 2        0.46       0.25     0.13            --           0.84


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.14            --           1.10


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.32            --           1.37
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.50       0.25     0.16          0.01           0.92


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.06            --           0.86(6)


Goldman Sachs VIT Structured U.S. Equity                         0.62         --     0.08            --           0.70(7)
Fund - Institutional Shares


Invesco V.I. Diversified Dividend Fund, Series I Shares          0.52         --     0.15            --           0.67


Invesco V.I. Global Health Care Fund, Series II Shares           0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.32            --           1.28


Invesco V.I. Technology Fund, Series I Shares                    0.75         --     0.37            --           1.12


Invesco Van Kampen V.I. American Franchise Fund, Series II       0.67       0.25     0.28            --           1.20(8)
Shares


Invesco Van Kampen V.I. Comstock Fund, Series II Shares          0.56       0.25     0.24            --           1.05(9)


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I            0.75         --     0.33            --           1.08(10)
Shares


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II           0.75       0.25     0.33            --           1.33(10)
Shares


Janus Aspen Series Global Technology Portfolio: Service          0.64       0.25     0.16            --           1.05
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.56       0.25     0.07            --           0.88


Janus Aspen Series Moderate Allocation Portfolio: Service        0.05       0.25     0.47          0.73           1.50(11)
Shares


Janus Aspen Series Overseas Portfolio: Service Shares            0.60       0.25     0.06            --           0.91


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.07            --           1.07


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.08            --           1.23


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II        0.85       0.35     0.47            --           1.67(12)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.30            --           1.40(12)
Shares


Neuberger Berman Advisers Management Trust International         1.15       0.25     1.50            --           2.90(13)
Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.58       0.25     0.13          0.07           1.03(14)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.69       0.25     0.14            --           1.08(15)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.74           1.42(16)


PIMCO VIT Global Multi-Asset Portfolio, Advisor Class            0.95       0.25       --          0.51           1.71(17)


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.21            --           1.09


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.17            --           1.12


Putnam VT Multi-Cap Growth Fund - Class IB Shares                0.56       0.25     0.16            --           0.97


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.79           1.06


Variable Portfolio - Aggressive Portfolio (Class 4)                --       0.25     0.02          0.79           1.06


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Conservative Portfolio (Class 4)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 3)       0.71       0.13     0.13            --           0.97(18)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.77       0.13     0.13            --           1.03(18)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderate Portfolio (Class 4)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
4)




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                             ANNUITY - NEW YORK -- PROSPECTUS  9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - Moderately Conservative Portfolio             --%      0.25%    0.02%         0.66%          0.93%
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.91       0.13     0.15          0.02           1.21(18)
3)


Wanger International                                             0.89         --     0.13            --           1.02(3)


Wanger USA                                                       0.86         --     0.08            --           0.94(3)


Wells Fargo Advantage VT Index Asset Allocation                  0.55       0.25     0.26            --           1.06(19)
Fund - Class 2


Wells Fargo Advantage VT International Equity Fund - Class       0.75       0.25     0.22          0.01           1.23(20)
2


Wells Fargo Advantage VT Opportunity Fund - Class 2              0.65       0.25     0.17            --           1.07(21)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2         0.75       0.25     0.20          0.01           1.21








    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1.03%.


 (2) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.585% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3), 0.925% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.055% for Columbia Variable
     Portfolio - Select Smaller-Cap Value Fund (Class 3).


 (3) Other expenses have been restated to reflect contractual changes to certain other fees.


 (4) Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


 (5) Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.


 (6) Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.85%.


 (7) Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


 (8) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.


 (9) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.


(10) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


(11) Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to


10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
     a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.


(12) The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


(13) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


(14) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


(15) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


(16) PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


(17) PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.


(18) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(19) The Adviser has committed through April 30, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.


(20) The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 0.94%.


(21) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  11

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you selected the optional MAV. Although your actual costs may be lower, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA Advantage       $1,150      $2,056      $2,771      $4,596           $450       $1,356      $2,271      $4,596

RAVA Select           1,175       2,130       2,388       4,804            475        1,430       2,388       4,804

QUALIFIED ANNUITY
RAVA Advantage       $1,129      $1,997      $2,676      $4,425           $429       $1,297      $2,176      $4,425

RAVA Select           1,155       2,071       2,294       4,638            455        1,371       2,294       4,638



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA Advantage        $879       $1,250      $1,443      $2,023           $179        $550        $943       $2,023

RAVA Select            904        1,328       1,074       2,296            204         628       1,074        2,296

QUALIFIED ANNUITY
RAVA Advantage        $858       $1,188      $1,336      $1,799           $158        $488        $836       $1,799

RAVA Select            884        1,266         969       2,078            184         566         969        2,078



 *   In these examples, the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING WHETHER OR NOT YOU ELECTED THE OPTIONAL BENEFIT OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in the Appendix.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include the audited financial statements for divisions that are new and did not have any activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  13
  reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  15

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B)

----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)

----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)

----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century
VP International,                                               Investment Management,
Class II                                                        Inc.

----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.

----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.

----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.

----------------------------------------------------------------------------------------

BlackRock Global   Seeks high total investment return.          BlackRock Advisors, LLC,
Allocation V.I.                                                 adviser; BlackRock
Fund (Class III)                                                Investment Management,
                                                                LLC and BlackRock
                                                                International Limited,
                                                                sub-advisers.

----------------------------------------------------------------------------------------

Calvert VP SRI     Seeks to achieve a competitive total return  Calvert Investment
Balanced           through an actively managed portfolio of     Management, Inc.,
Portfolio          stocks, bonds and money market instruments   adviser. New Amsterdam
                   which offer income and capital growth        Partners LLC, subadviser
                   opportunity and which satisfy the            on equity portion; no
                   investment criteria, including financial,    subadviser on fixed-
                   sustainability and social responsibility     income portion.
                   factors.

----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)


----------------------------------------------------------------------------------------



16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.

----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 3)

----------------------------------------------------------------------------------------
Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico Growth Fund                                                 LLC, adviser; Marsico
(Class 1)                                                       Capital Management, LLC,
                                                                subadviser.

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico International                                               LLC, adviser; Marsico
Opportunities                                                   Capital Management, LLC,
Fund (Class 2)                                                  subadviser.

----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)


----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  17

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3)

----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 3)

----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio

----------------------------------------------------------------------------------------

DWS Alternative    Seeks capital appreciation.                  Deutsche Investment
Asset Allocation                                                Management Americas
VIP, Class B                                                    Inc., adviser; QS
                                                                Investors, LLC and RREEF
                                                                America L.L.C., sub-
                                                                advisers.

----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund

----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         FMR Co., Inc. (FMRC) and
                   recognized by the public. Invests in either  other investment
                   "growth" stocks or "value" stocks or both.   advisers serve as sub-
                   The fund invests in domestic and foreign     advisers for the fund.
                   issuers.

----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR)
Portfolio Service  appreciation. Normally invests a majority    is the fund's manager.
Class 2            of assets in common stocks with a focus on   FMR Co., Inc. (FMRC) and
                   those that pay current dividends and show    other investment
                   potential for capital appreciation. Invests  advisers serve as sub-
                   in domestic and foreign issuers. The Fund    advisers for the fund.
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class 2    Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   FMR Co., Inc. (FMRC) and
                   capitalizations. May invest in companies     other investment
                   with smaller or larger market                advisers serve as sub-
                   capitalizations. Invests in domestic and     advisers for the fund.
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.

----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks           Research Company (FMR)
Portfolio Service  allocating investments across different      is the fund's manager.
Class 2            countries and regions. Normally invests at   FMR Co., Inc. (FMRC) and
                   least 80% of assets in non-U.S. securities.  other investment advisers serve as sub-
                                                                advisers for the fund.

----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return. The fund normally   Franklin Templeton
Global Real        invests at least 80% of its net assets in    Institutional, LLC
Estate Securities  investments of companies located anywhere
Fund - Class 2     in the world that operate in the real
                   estate sector.


----------------------------------------------------------------------------------------



18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities         assets in investments of small
Fund - Class 2     capitalization companies.

----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.

----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares

----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S.                                                 Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------
Invesco V.I.       Seeks to provide reasonable current income   Invesco Advisers, Inc.
Diversified        and long-term growth of income and capital.
Dividend Fund,
Series I Shares
(previously
Invesco
V.I. - Dividend
Growth Fund,
Series I Shares)

----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Global Health
Care Fund, Series
II Shares

----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares

----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Technology Fund,
Series I Shares

----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I.
American
Franchise Fund,
Series II Shares

----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth and income through      Invesco Advisers, Inc.
Kampen V.I.        investments in equity securities, including
Comstock Fund,     common stocks, preferred stocks and
Series II Shares   securities convertible into common and
                   preferred stocks.

----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I. Mid
Cap Growth Fund,
Series I Shares

----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I. Mid
Cap Growth Fund,
Series II Shares

----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares

----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Janus                                                    LLC
Portfolio:
Service Shares

----------------------------------------------------------------------------------------

Janus Aspen        Seeks the highest return over time           Janus Capital Management
Series Moderate    consistent with an emphasis on growth of     LLC
Allocation         capital and income.
Portfolio:
Service Shares


----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares

----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS(R) Investment
Growth Stock                                                    Management
Series - Service
Class

----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS(R) Investment
Discovery                                                       Management
Series - Service
Class

----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS(R) Investment
Series - Service                                                Management
Class

----------------------------------------------------------------------------------------

Morgan Stanley     Seeks to provide current income and capital  Morgan Stanley
UIF Global Real    appreciation.                                Investment Management
Estate Portfolio,                                               Inc., adviser; Morgan
Class II Shares                                                 Stanley Investment
                                                                Management Limited and
                                                                Morgan Stanley
                                                                Investment Management
                                                                Company, subadvisers.
----------------------------------------------------------------------------------------
Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares

----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management LLC
Management Trust   foreign companies.
International
Portfolio (Class
S)

----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
Global Securities  investing a substantial portion of its
Fund/VA, Service   assets in securities of foreign issuers,
Shares             "growth-type" companies, cyclical
                   industries and special situations that are
                   considered to have appreciation
                   possibilities.

----------------------------------------------------------------------------------------

Oppenheimer        Seeks a high level of current income         OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares

----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small- &
Mid-Cap
Fund(R)/VA,
Service Shares

----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.                       (PIMCO)
Class

----------------------------------------------------------------------------------------

PIMCO VIT Global   Seeks total return which exceeds that of a   Pacific Investment
Multi-Asset        blend of 60% MSCI World Index/40% Barclays   Management Company LLC
Portfolio,         Capital U.S. Aggregate Index.                (PIMCO)
Advisor Class

----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC,
Fund - Class IB                                                 adviser; Putnam Advisory
Shares                                                          Company, LLC, sub-
                                                                adviser.

----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC,
Equity                                                          adviser; Putnam Advisory
Fund - Class IB                                                 Company, LLC, sub-
Shares                                                          adviser.


----------------------------------------------------------------------------------------



20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Putnam VT Multi-   Seeks long-term capital appreciation.        Putnam Investment
Cap Growth                                                      Management, LLC
Fund - Class IB
Shares

----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.

----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.

----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.

----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 3)                                                  Selected Advisers, L.P.,
                                                                subadviser.

----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
3)                                                              L.P., subadviser.

----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.


----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  21

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.

----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.

----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.

----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
3)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------
Wanger             Seeks long-term capital appreciation.        Columbia Wanger Asset
International                                                   Management, LLC

----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, LLC

----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Index Asset                                                     adviser; Wells Capital
Allocation                                                      Management Inc., sub-
Fund - Class 2                                                  adviser.

----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
International                                                   adviser; Wells Capital
Equity                                                          Management Inc., sub-
Fund - Class 2                                                  adviser.

----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.


----------------------------------------------------------------------------------------



22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.

----------------------------------------------------------------------------------------



THE FIXED ACCOUNT

You also may allocate purchase payments, purchase payment credits and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and the RiverSource Life of NY's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of percent increments. For contracts issued on or after July 1, 2003, we reserve the right to limit the amount of any purchase payment allocated to the fixed account to 30% of the purchase payment although currently we allow more than 30% of a purchase payment to be so allocated to the fixed account.



We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  23
settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract's default option of Annuity Payout Plan B-life annuity with 10 years certain will begin on the settlement date, and your monthly annuity payments will continue for as long as you live. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
  If paying by installments under a scheduled payment plan:
     $50 per month

                                                                    RAVA ADVANTAGE     RAVA SELECT
  If paying by any other method:
     initial payment for qualified annuities                            $1,000           $ 2,000
     initial payment for nonqualified annuities                          2,000            10,000
     for any additional payments                                            50                50


(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2) based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

                                                                    RAVA ADVANTAGE     RAVA SELECT
     through age 85                                                     100,000          100,000
     for ages 86 to 89                                                   50,000           50,000



We will consider your contract void from the start if we do not receive initial purchase payment within 180 days from the application signed date.


(2) These annual contribution limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.


24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PURCHASE PAYMENT CREDITS
FOR RAVA ADVANTAGE:

For RAVA Advantage, we add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").

To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits. The unamortized portion is based on the number of calendar days remaining in the twelve months period since the purchase payment credit was applied.

We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

FOR RAVA SELECT:


For RAVA Select, we have added a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.


We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

Expenses under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credit may be more than offset by the additional charges associated with it. Because of higher charges, you may be worse off purchasing this contract with the credit than purchasing other contracts. We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  25

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:


                                                        RAVA ADVANTAGE              RAVA SELECT

For nonqualified annuities                                   0.95%                      1.20%

For qualified annuities                                      0.75%                      1.00%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee.

We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25%(2) of your variable account contract value of RAVA Advantage or RAVA Select. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.

PN RIDER FEE
Before May 10, 2010, we deducted an annual charge of 0.10% of your variable account contract value less any excluded accounts. This fee is no longer applicable beginning May 10, 2010.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without incurring a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary, and

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.


26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA, We do not assess a surrender charge on the TFA.

2. Next, we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:


NUMBER OF COMPLETED YEARS FROM
DATE OF EACH PURCHASE PAYMENT     SURRENDER CHARGE PERCENTAGE
               0                               7%

               1                               7

               2                               7

               3                               6

               4                               5

               5                               4

               6                               2

               7                               0


SURRENDER CHARGE UNDER RAVA SELECT:

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA, We do not assess a surrender charge on TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


CONTRACT     SURRENDER CHARGE
YEAR            PERCENTAGE
1                    7%

2                    7

3                    7

Thereaf-
ter                  0


PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

PARTIAL SURRENDER CHARGE CALCULATION EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

    AMOUNT REQUESTED               $1,000
  -------------------       OR    -------  = $1,075.27
1.00 - SURRENDER CHARGE             .93


By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV charge.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  27

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.


SURRENDER
  CHARGE   EXPLANATION
   $  0    $2,500 is contract earnings surrendered without charge; and

      0    $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).

           (10% x $28,000) = $2,800 - $2,500 = $300

      0    $10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

    480    $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment;

    420    $6,000 purchase payment is surrendered with a 7% surrender charge since there have been 1 completed year from date of purchase payment.
   ----


   $900


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


                                                                                  ASSUMED
                                                                              INVESTMENT RATE
                                                                              3.50%     5.00%
Qualified annuity discount rate                                               4.72%     6.22%

Nonqualified annuity discount rate                                            4.92%     6.42%


WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*; and

- death benefits.*

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus any prorated portion of the MAV rider charge (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or charge for the MAV rider.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge; and/or

- a prorated portion of the MAV rider charge (if selected).


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  29

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up automated transfer if the PN program is in effect. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                          Jan       $100           $20           5.00

                                                          Feb        100            18           5.56
you automatically buy                       (ARROW)       Mar        100            17           5.88
more units when the                                       Apr        100            15           6.67
per unit market price is low...                           May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                             (ARROW)       Aug        100            19           5.26
when the per unit                                         Sept       100            21           4.76
market price is high...                                   Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in tenth of a percent numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Program" below).


30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
If you are participating in the PN program, your contract value is allocated to a PN program investment option. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). You do not need to participate in the PN program to allocate your contract value to one or more of the Portfolio Navigator funds available under the PN program. You may choose to discontinue your participation in the PN program at any time.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to a fund of funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  31

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program five static model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take a surrender;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days' written notice.

RISKS. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days. For contracts issued on or after July 1, 2003, currently you may transfer any amount of contract value to the fixed account. However, we reserve the right to limit the amount transferred to the fixed account so that the value of the fixed account after the transfer is not greater than 30% of the contract value.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).


32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKETING TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  33

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205


34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If the PN program is in effect, you are not allowed to set up an automated transfer.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call:

1-800-541-2251 (toll free)



518-869-8613


MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  35
good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see "Charges"). Federal income taxes and penalties as well as state and local income taxes may apply (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.

Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.


36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) when rider continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death if you die before the settlement start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.




If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges;

- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  37

- purchase payments minus adjusted partial surrenders.




ADJUSTED PARTIAL SURRENDERS        PS X DB
                                  ---------
                              =      CV





  PS = the amount by which the contract value is reduced as a result of the partial surrender.

  DB = is the death benefit on the date of (but prior to) the partial surrender.

  CV  = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

  We calculate the death benefit as follows:


The contract value on the most recent sixth contract anniversary:          $30,000.00
plus purchase payments made since that anniversary:                             +0.00
minus adjusted partial surrenders taken since that anniversary calculated as:

$1,500 x $30,000
----------------
     $28,000                                                                -1,607.14
                                                                           ----------
for a death benefit of:                                                    $28,392.86



IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner.

If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her, so long as he or she is eligible to do so, own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

  We will not waive surrender charges on contracts continued under the spousal continuation provision.


38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

  Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  39

If you terminate the MAV, the standard death benefit applies.

EXAMPLE
- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

Greatest of your contract anniversary contract values:                        $24,000
plus purchase payments made since that anniversary:                                +0
minus adjusted partial surrenders, calculated as:

$1,500 x $24,000
----------------  =
     $22,000                                                                   -1,636
                                                                              -------
for a death benefit of:                                                       $22,364



IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- the annuitant's age and, in most cases, the annuitant's sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  41

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The withholding federal income tax requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the


42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.




ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  43
contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);


- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we currently understand it.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  45

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.


46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life of NY is responding to a request for information from the New York insurance regulator which was sent to all life insurers conducting business in New York.



RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  47

APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011.





VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.26   $1.07   $0.71   $1.36   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period      $0.96   $1.26   $1.07   $0.71   $1.36   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   275     308     372     309     363     746     160      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.06   $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74   $0.97
Accumulation unit value at end of period      $1.12   $1.06   $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,097   3,865   5,230   6,632   8,669  10,042  10,828   9,073   5,594   2,924
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.69   $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92   $0.98
Accumulation unit value at end of period      $1.35   $1.69   $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,504   5,738   8,136  11,767  11,635  11,404   9,163   4,351   2,161     643
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.37   $1.22   $0.92   $1.68   $1.44   $1.16   $1.03   $0.91   $0.73   $0.93
Accumulation unit value at end of period      $1.19   $1.37   $1.22   $0.92   $1.68   $1.44   $1.16   $1.03   $0.91   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                   954   1,230   1,185   1,439   1,767   1,718   1,659   1,408     938     559
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03   $0.87   $0.68   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.01   $1.03   $0.87   $0.68   $0.90      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,061   1,287   2,587   3,176   3,100      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.06   $0.92   $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period      $1.06   $1.06   $0.92   $0.69   $1.19   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   628     824     884     782     920   4,333     941      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.45   $1.29   $1.08   $1.49   $1.59   $1.35   $1.30   $1.15   $0.90   $1.04
Accumulation unit value at end of period      $1.45   $1.45   $1.29   $1.08   $1.49   $1.59   $1.35   $1.30   $1.15   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,902   5,111   6,018   7,174   9,957  10,957  10,497   6,900   4,207   2,339
---------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.04   $0.93   $0.75   $1.10   $1.08   $1.00   $0.95   $0.88   $0.75   $0.86
Accumulation unit value at end of period      $1.07   $1.04   $0.93   $0.75   $1.10   $1.08   $1.00   $0.95   $0.88   $0.75
Number of accumulation units outstanding at
  end of period (000 omitted)                   868   1,043   1,088   1,279   1,519   1,455   1,195     895     475     348
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.07   $0.96   $0.78   $1.12   $1.11   $0.98   $0.95   $0.87   $0.73   $0.84
Accumulation unit value at end of period      $1.09   $1.07   $0.96   $0.78   $1.12   $1.11   $0.98   $0.95   $0.87   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,727   2,222   2,605   1,564   2,567   2,359   2,268   2,153   1,566   1,122
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.15   $1.16   $1.16   $1.15   $1.10   $1.06   $1.04   $1.04   $1.04   $1.04
Accumulation unit value at end of period      $1.14   $1.15   $1.16   $1.16   $1.15   $1.10   $1.06   $1.04   $1.04   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                 6,770   8,242  11,219  20,529  16,724  14,587  10,666  11,956  12,254  15,264
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.53   $1.43   $1.25   $1.35   $1.29   $1.25   $1.23   $1.19   $1.14   $1.09
Accumulation unit value at end of period      $1.62   $1.53   $1.43   $1.25   $1.35   $1.29   $1.25   $1.23   $1.19   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                11,850  14,745  36,166  36,244  35,353  31,453  19,926  12,488  10,290   7,749
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.66   $1.43   $1.13   $1.91   $1.78   $1.50   $1.33   $1.14   $0.81   $1.01
Accumulation unit value at end of period      $1.56   $1.66   $1.43   $1.13   $1.91   $1.78   $1.50   $1.33   $1.14   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 9,056  12,073  25,983  25,626  25,064  25,790  17,139  10,241   4,410   2,358
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.75   $0.65   $0.53   $0.92   $0.90   $0.78   $0.74   $0.71   $0.55   $0.71
Accumulation unit value at end of period      $0.79   $0.75   $0.65   $0.53   $0.92   $0.90   $0.78   $0.74   $0.71   $0.55
Number of accumulation units outstanding at
  end of period (000 omitted)                 8,293  10,181  12,183  14,518  17,373  19,411  11,370   2,982     815     363
---------------------------------------------------------------------------------------------------------------------------



48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $3.18   $2.68   $1.55   $3.37   $2.46   $1.85   $1.39   $1.13   $0.81   $0.87
Accumulation unit value at end of period      $2.50   $3.18   $2.68   $1.55   $3.37   $2.46   $1.85   $1.39   $1.13   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,534   1,778   3,010   4,784   3,347   3,067   2,792     711     217     149
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.82   $1.72   $1.55   $1.57   $1.47   $1.39   $1.47   $1.35   $1.20   $1.05
Accumulation unit value at end of period      $1.89   $1.82   $1.72   $1.55   $1.57   $1.47   $1.39   $1.47   $1.35   $1.20
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,385   4,348  10,317  10,760  10,966   9,253   6,917   4,157   2,454   1,346
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.22   $1.18   $1.11   $1.12   $1.04   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.33   $1.22   $1.18   $1.11   $1.12   $1.04   $1.04   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 5,081   5,961  17,784   9,290   9,325  10,578   6,543      21      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.82   $1.61   $1.05   $1.42   $1.40   $1.28   $1.24   $1.12   $0.90   $0.97
Accumulation unit value at end of period      $1.91   $1.82   $1.61   $1.05   $1.42   $1.40   $1.28   $1.24   $1.12   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,985   5,649   7,246   8,622  12,510  14,822  16,084  14,646   9,939   5,182
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.44   $1.28   $0.91   $1.13   $1.11   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period      $1.52   $1.44   $1.28   $0.91   $1.13   $1.11   $1.03   $1.01      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,367   2,602  12,726   7,714   6,770   6,653   1,815       6      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.02   $0.90   $0.71   $1.20   $1.07   $0.87   $0.77   $0.66   $0.52   $0.64
Accumulation unit value at end of period      $0.88   $1.02   $0.90   $0.71   $1.20   $1.07   $0.87   $0.77   $0.66   $0.52
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,288   1,549   1,835   2,245   2,990   3,257   3,145   2,082     359     191
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.53   $0.46   $0.34   $0.61   $0.60   $0.54   $0.50   $0.47   $0.39   $0.53
Accumulation unit value at end of period      $0.51   $0.53   $0.46   $0.34   $0.61   $0.60   $0.54   $0.50   $0.47   $0.39
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,823   5,077   5,927   7,359  10,651  12,217  13,724   6,535   5,159   3,200
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.09   $0.90   $0.72   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.05   $1.09   $0.90   $0.72   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,253   4,382  20,511  16,940  11,279   7,246      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.00   $0.89   $0.65   $1.27   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.83   $1.00   $0.89   $0.65   $1.27   $1.07      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   847   1,089   1,464   1,986   1,950   3,548      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.53   $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85   $1.00
Accumulation unit value at end of period      $1.29   $1.53   $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                   640     835   1,066   1,091   1,416   1,560   1,403   1,420     998     351
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.38   $1.14   $0.81   $1.49   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period      $1.26   $1.38   $1.14   $0.81   $1.49   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   970   1,211   2,304   3,561   2,944   5,108     351      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.94   $0.82   $0.66   $1.06   $1.01   $0.89   $0.85   $0.78   $0.61   $0.80
Accumulation unit value at end of period      $0.95   $0.94   $0.82   $0.66   $1.06   $1.01   $0.89   $0.85   $0.78   $0.61
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,864   3,730   4,854   5,907   7,782   8,282   8,983   9,237   6,233   3,963
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.12   $0.94   $0.75   $1.25   $1.27   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.10   $1.12   $0.94   $0.75   $1.25   $1.27   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   256     168      91      95     137     187      70      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.46   $1.16   $0.83   $1.37   $1.44   $1.30   $1.25   $1.06   $0.72   $0.88
Accumulation unit value at end of period      $1.32   $1.46   $1.16   $0.83   $1.37   $1.44   $1.30   $1.25   $1.06   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                   665     926   1,132   1,628   1,938   2,442   3,007   2,896   1,716     913
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.29   $1.26   $1.21   $1.25   $1.19   $1.16   $1.15   $1.15   $1.14   $1.09
Accumulation unit value at end of period      $1.30   $1.29   $1.26   $1.21   $1.25   $1.19   $1.16   $1.15   $1.15   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,940   6,564   6,838   7,386   8,083   9,055  10,771  11,923   9,919   8,720
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  49

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.02   $0.88   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.89   $1.02   $0.88   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,206   1,289   1,510   1,174     752   2,782      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.17   $1.08   $0.75   $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.19   $1.17   $1.08   $0.75   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,928   2,988   8,896   7,053   6,237   6,662      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.07   $0.92   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.03   $1.07   $0.92   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,349   9,628  13,436  20,314  16,371  14,295      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.16   $1.02   $0.81   $1.40   $1.26   $1.13   $1.06   $1.01   $0.82   $1.00
Accumulation unit value at end of period      $1.17   $1.16   $1.02   $0.81   $1.40   $1.26   $1.13   $1.06   $1.01   $0.82
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,672   5,019   6,741   8,267  10,186  12,329  13,335  11,997   6,872   2,998
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.50   $1.96   $1.41   $2.36   $2.06   $1.85   $1.58   $1.27   $0.93   $1.04
Accumulation unit value at end of period      $2.21   $2.50   $1.96   $1.41   $2.36   $2.06   $1.85   $1.58   $1.27   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 5,651   7,443  11,345  14,767  16,235  17,466  16,249  12,408   7,511   3,349
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.49   $1.33   $1.06   $1.91   $1.64   $1.40   $1.19   $1.06   $0.75   $0.95
Accumulation unit value at end of period      $1.22   $1.49   $1.33   $1.06   $1.91   $1.64   $1.40   $1.19   $1.06   $0.75
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,667   2,645   3,386   4,277   5,424   5,781   5,952   5,831   2,326     836
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.70   $1.42   $1.20   $2.10   $2.67   $2.23   $1.98   $1.51   $1.12   $1.11
Accumulation unit value at end of period      $1.59   $1.70   $1.42   $1.20   $2.10   $2.67   $2.23   $1.98   $1.51   $1.12
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,774   2,253   2,898   3,752   5,585   8,096   9,097   7,490   4,889   2,603
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.34   $1.84   $1.44   $2.16   $2.23   $1.92   $1.78   $1.45   $1.10   $1.23
Accumulation unit value at end of period      $2.24   $2.34   $1.84   $1.44   $2.16   $2.23   $1.92   $1.78   $1.45   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,722   2,401   3,032   3,524   4,553   5,190   5,121   3,861   2,159   1,333
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.34   $1.21   $0.97   $1.55   $1.51   $1.29   $1.17   $1.05   $0.85   $0.97
Accumulation unit value at end of period      $1.32   $1.34   $1.21   $0.97   $1.55   $1.51   $1.29   $1.17   $1.05   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,385   4,613   5,877   7,136   9,225   9,112   7,513   4,483   2,574     801
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.52   $2.03   $1.54   $2.46   $2.40   $2.09   $1.86   $1.49   $1.17   $1.24
Accumulation unit value at end of period      $2.34   $2.52   $2.03   $1.54   $2.46   $2.40   $2.09   $1.86   $1.49   $1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,712   3,666   4,665   6,095   8,658  10,266  10,617   6,770   4,304   2,280
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.88   $0.78   $0.65   $1.04   $1.07   $0.95   $0.90   $0.79   $0.62   $0.79
Accumulation unit value at end of period      $0.91   $0.88   $0.78   $0.65   $1.04   $1.07   $0.95   $0.90   $0.79   $0.62
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,619   4,755   5,810   6,981   8,779  10,535  11,511   4,998   3,397   2,661
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $0.97   $0.85   $0.71   $1.25   $1.12   $1.07   $0.99   $0.94   $0.73   $0.98
Accumulation unit value at end of period      $0.89   $0.97   $0.85   $0.71   $1.25   $1.12   $1.07   $0.99   $0.94   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,781   3,522   4,074   4,425   4,976   5,571   7,136   1,822     765     424
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.25   $1.06   $0.75   $1.43   $1.30   $1.13   $1.03   $0.90   $0.67   $0.86
Accumulation unit value at end of period      $1.16   $1.25   $1.06   $0.75   $1.43   $1.30   $1.13   $1.03   $0.90   $0.67
Number of accumulation units outstanding at
  end of period (000 omitted)                   228     252     351     425     507     646     694     711     742     772
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series I Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.40   $1.19   $0.84   $1.61   $1.47   $1.27   $1.17   $1.02   $0.76   $0.98
Accumulation unit value at end of period      $1.29   $1.40   $1.19   $0.84   $1.61   $1.47   $1.27   $1.17   $1.02   $0.76
Number of accumulation units outstanding at
  end of period (000 omitted)                   390     577     559     733     969   1,132   1,066   1,023     738     426
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------



50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of
  period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $0.92      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   550      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.06   $1.01   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.06   $1.01   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   471     504     601     590     419   1,896      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.39   $1.24   $0.93   $1.57   $1.39   $1.09   $1.00      --      --      --
Accumulation unit value at end of period      $1.28   $1.39   $1.24   $0.93   $1.57   $1.39   $1.09      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,103   1,381   6,218   5,525   2,450      32      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $0.88   $0.73   $0.47   $0.85   $0.80   $0.73   $0.72   $0.69   $0.48   $0.91
Accumulation unit value at end of period      $0.83   $0.88   $0.73   $0.47   $0.85   $0.80   $0.73   $0.72   $0.69   $0.48
Number of accumulation units outstanding at
  end of period (000 omitted)                   986   1,234   1,165   1,165   1,261   1,350   1,704     718     403     215
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.11   $0.97   $0.76   $1.19   $1.23   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.08   $1.11   $0.97   $0.76   $1.19   $1.23   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,369   5,259   9,931  12,695  11,798  13,974  10,069      65      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.57   $0.46   $0.30   $0.54   $0.44   $0.41   $0.37   $0.37   $0.26   $0.44
Accumulation unit value at end of period      $0.52   $0.57   $0.46   $0.30   $0.54   $0.44   $0.41   $0.37   $0.37   $0.26
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,129   1,435   1,480   1,274   1,368   1,138   1,248   1,311   1,434   1,198
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.97   $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $0.91   $0.97   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,767   2,041  17,067  13,325   8,417      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.94   $1.56   $0.88   $1.85   $1.46   $1.00   $0.77   $0.65   $0.49   $0.66
Accumulation unit value at end of period      $1.30   $1.94   $1.56   $0.88   $1.85   $1.46   $1.00   $0.77   $0.65   $0.49
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,933   2,727   3,464   4,541   5,011   4,995   5,056   5,176   4,688   3,862
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.72   $0.64   $0.47   $0.74   $0.68   $0.63   $0.61   $0.57   $0.47   $0.65
Accumulation unit value at end of period      $0.71   $0.72   $0.64   $0.47   $0.74   $0.68   $0.63   $0.61   $0.57   $0.47
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,457   3,018   4,024   5,305   6,287   7,893   8,647   7,097   5,911   4,123
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.24   $0.92   $0.57   $0.95   $0.94   $0.83   $0.80   $0.76   $0.57   $0.85
Accumulation unit value at end of period      $1.10   $1.24   $0.92   $0.57   $0.95   $0.94   $0.83   $0.80   $0.76   $0.57
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,567   2,028   2,644   3,033   3,572   4,031   4,783   5,498   5,373   4,442
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.07   $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68   $0.89
Accumulation unit value at end of period      $2.18   $2.07   $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,422   1,828   2,262   2,719   3,277   3,617   2,792   1,406     718     283
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.05   $0.86   $0.61   $1.11   $1.23   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.93   $1.05   $0.86   $0.61   $1.11   $1.23      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   931     966   3,120   4,528   2,291   2,781      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.30   $0.99   $0.64   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.20   $1.30   $0.99   $0.64   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   673     774   1,089   1,210   1,294   2,389      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.92   $0.76   $0.57   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.80   $0.92   $0.76   $0.57   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   636     714   4,378   4,519   3,528   3,236      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.40   $1.22   $0.88   $1.49   $1.41   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period      $1.27   $1.40   $1.22   $0.88   $1.49   $1.41   $1.21   $1.07      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,190   1,599   1,943   2,308   3,032   3,158   1,793      45      --      --
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  51

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.37   $1.20   $1.02   $1.20   $1.11   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.37   $1.37   $1.20   $1.02   $1.20   $1.11   $1.04   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 9,900  13,311  28,569  31,552  30,934  20,585   9,132     152      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.30   $1.06   $0.78   $1.27   $1.30   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.26   $1.30   $1.06   $0.78   $1.27   $1.30   $1.14   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   454     619     844   1,049   1,233   1,204     468      15      --      --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.26   $1.13   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.28   $1.26   $1.13   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,840   3,896  11,742  12,942   9,560   9,475      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.15   $1.13   $0.90   $1.10   $1.11   $1.09   $0.97   $0.91   $0.78   $0.98
Accumulation unit value at end of period      $1.13   $1.15   $1.13   $0.90   $1.10   $1.11   $1.09   $0.97   $0.91   $0.78
Number of accumulation units outstanding at
  end of period (000 omitted)                   505     581     765   1,013   1,144   1,397   1,837   1,481   1,270     748
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.32   $1.21   $0.98   $1.75   $1.63   $1.29   $1.15   $1.00   $0.78   $0.96
Accumulation unit value at end of period      $1.09   $1.32   $1.21   $0.98   $1.75   $1.63   $1.29   $1.15   $1.00   $0.78
Number of accumulation units outstanding at
  end of period (000 omitted)                   813   1,000   1,406   1,843   2,419   2,803   3,193   3,359   3,718   2,109
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
  period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   551     785      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,418     782      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                10,873  12,544      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,714   1,170      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                13,381  11,054      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.98   $0.89   $0.68   $1.12   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.94   $0.98   $0.89   $0.68   $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,545   1,786  17,213  10,554   7,024   7,764      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.30   $1.07   $0.79   $1.26   $1.20   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period      $1.20   $1.30   $1.07   $0.79   $1.26   $1.20   $1.04   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   114     125     133     261     377     381     339      45      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.10   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                10,721   5,136      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.10   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                82,805  97,423      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 8,285   3,243      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                49,673  54,821      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,225   1,619      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                26,508  28,686      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
Accumulation unit value at beginning of
  period                                      $2.05   $1.66   $1.22   $1.80   $1.91   $1.60   $1.52   $1.28   $0.93   $1.07
Accumulation unit value at end of period      $1.94   $2.05   $1.66   $1.22   $1.80   $1.91   $1.60   $1.52   $1.28   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,293   2,885   8,642   9,275   8,677   7,149   7,106   4,860   4,184   2,710
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.94   $1.57   $1.05   $1.95   $1.69   $1.24   $1.03   $0.80   $0.54   $0.63
Accumulation unit value at end of period      $1.64   $1.94   $1.57   $1.05   $1.95   $1.69   $1.24   $1.03   $0.80   $0.54
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,351   5,556   9,670  10,494  11,177  12,711  11,740   7,114   4,070   1,930
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.00   $1.63   $1.16   $1.93   $1.85   $1.73   $1.56   $1.33   $0.94   $1.13
Accumulation unit value at end of period      $1.91   $2.00   $1.63   $1.16   $1.93   $1.85   $1.73   $1.56   $1.33   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,825   6,432   9,667  11,268  13,451  14,502  14,569  10,599   6,621   2,942
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.24   $1.10   $0.96   $1.37   $1.28   $1.15   $1.10   $1.02   $0.84   $0.97
Accumulation unit value at end of period      $1.31   $1.24   $1.10   $0.96   $1.37   $1.28   $1.15   $1.10   $1.02   $0.84
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,265   1,540   1,871   2,101   2,512   2,477   2,532   2,515   2,471   2,188
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.29   $1.12   $0.98   $1.68   $1.48   $1.21   $1.06   $1.00      --      --
Accumulation unit value at end of period      $1.12   $1.29   $1.12   $0.98   $1.68   $1.48   $1.21   $1.06      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,099   1,530   6,732     836   1,104   1,366   1,120      14      --      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.54   $1.26   $0.86   $1.44   $1.36   $1.22   $1.14   $0.97   $0.72   $0.99
Accumulation unit value at end of period      $1.45   $1.54   $1.26   $0.86   $1.44   $1.36   $1.22   $1.14   $0.97   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,053     683     826     977   1,125   1,281   1,387   1,549   1,450     884
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.48   $1.18   $0.78   $1.34   $1.18   $0.97   $0.92   $0.81   $0.58   $0.94
Accumulation unit value at end of period      $1.40   $1.48   $1.18   $0.78   $1.34   $1.18   $0.97   $0.92   $0.81   $0.58
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,068   1,632   1,942   1,865   2,522   1,762   1,473   1,593   1,080     587
---------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.25   $1.07   $0.70   $1.35   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period      $0.95   $1.25   $1.07   $0.70   $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   114     178     330     249     316     302      65      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.04   $0.93   $0.78   $1.34   $1.29   $1.11   $1.07   $0.97   $0.74   $0.96
Accumulation unit value at end of period      $1.10   $1.04   $0.93   $0.78   $1.34   $1.29   $1.11   $1.07   $0.97   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,662   2,011   2,557   3,315   5,003   5,777   6,121   5,022   3,923   2,930
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.66   $1.61   $1.21   $2.61   $2.49   $1.86   $1.61   $1.31   $0.92   $0.98
Accumulation unit value at end of period      $1.32   $1.66   $1.61   $1.21   $2.61   $2.49   $1.86   $1.61   $1.31   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,344   3,170   4,591   6,466   6,875   6,633   5,012   2,202   1,112     400
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.34   $1.20   $0.91   $1.66   $1.42   $1.15   $1.03   $0.90   $0.73   $0.93
Accumulation unit value at end of period      $1.17   $1.34   $1.20   $0.91   $1.66   $1.42   $1.15   $1.03   $0.90   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                   596     758   1,017   1,298   1,457   1,664   1,703   1,507   1,149     700
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  53

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.02   $0.87   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.00   $1.02   $0.87   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   522     644   1,306   1,860   1,583      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.05   $0.91   $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period      $1.05   $1.05   $0.91   $0.69   $1.19   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   346     403     473     394     409   1,987     389      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.42   $1.27   $1.07   $1.47   $1.57   $1.34   $1.29   $1.14   $0.89   $1.04
Accumulation unit value at end of period      $1.42   $1.42   $1.27   $1.07   $1.47   $1.57   $1.34   $1.29   $1.14   $0.89
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,765   3,380   3,565   4,138   6,071   6,789   7,188   5,304   3,657   2,579
---------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.01   $0.91   $0.74   $1.08   $1.06   $0.99   $0.94   $0.88   $0.74   $0.86
Accumulation unit value at end of period      $1.05   $1.01   $0.91   $0.74   $1.08   $1.06   $0.99   $0.94   $0.88   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                   656     743   1,174   1,596   1,765   1,878   1,638     959     544     311
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.05   $0.94   $0.77   $1.10   $1.09   $0.97   $0.94   $0.86   $0.73   $0.84
Accumulation unit value at end of period      $1.07   $1.05   $0.94   $0.77   $1.10   $1.09   $0.97   $0.94   $0.86   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                   952   1,174   1,503   1,256   2,079   1,672   1,877   1,818   1,979   1,811
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.12   $1.13   $1.14   $1.13   $1.09   $1.05   $1.03   $1.04   $1.04   $1.04
Accumulation unit value at end of period      $1.11   $1.12   $1.13   $1.14   $1.13   $1.09   $1.05   $1.03   $1.04   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                 6,574   7,460  10,791  17,221  16,036  11,540   7,130   8,287  10,038  12,020
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.50   $1.40   $1.23   $1.33   $1.28   $1.23   $1.22   $1.18   $1.14   $1.09
Accumulation unit value at end of period      $1.58   $1.50   $1.40   $1.23   $1.33   $1.28   $1.23   $1.22   $1.18   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,795   9,690  24,712  25,908  24,395  21,045  15,251  10,446   8,654   7,278
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.63   $1.41   $1.11   $1.89   $1.77   $1.49   $1.32   $1.13   $0.81   $1.01
Accumulation unit value at end of period      $1.53   $1.63   $1.41   $1.11   $1.89   $1.77   $1.49   $1.32   $1.13   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 5,804   7,452  15,846  16,588  17,673  17,788  12,648   8,024   4,235   2,480
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.74   $0.64   $0.52   $0.90   $0.89   $0.78   $0.74   $0.70   $0.55   $0.71
Accumulation unit value at end of period      $0.77   $0.74   $0.64   $0.52   $0.90   $0.89   $0.78   $0.74   $0.70   $0.55
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,385   4,208   5,331   6,962   9,846  11,629   5,105   1,558     831     450
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $3.12   $2.63   $1.52   $3.32   $2.43   $1.83   $1.38   $1.12   $0.81   $0.86
Accumulation unit value at end of period      $2.44   $3.12   $2.63   $1.52   $3.32   $2.43   $1.83   $1.38   $1.12   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,311   1,541   2,172   3,087   2,342   2,078   1,792     593     234     195
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.78   $1.69   $1.53   $1.55   $1.45   $1.38   $1.46   $1.34   $1.20   $1.05
Accumulation unit value at end of period      $1.85   $1.78   $1.69   $1.53   $1.55   $1.45   $1.38   $1.46   $1.34   $1.20
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,690   3,431   7,293   7,887   7,970   6,731   5,648   3,777   2,836   1,944
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.20   $1.16   $1.10   $1.11   $1.04   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.31   $1.20   $1.16   $1.10   $1.11   $1.04   $1.03   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,253   3,615  10,837   6,093   4,970   5,558   3,131     218      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.79   $1.58   $1.04   $1.40   $1.39   $1.27   $1.23   $1.11   $0.90   $0.97
Accumulation unit value at end of period      $1.87   $1.79   $1.58   $1.04   $1.40   $1.39   $1.27   $1.23   $1.11   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,821   3,661   5,150   6,762  10,346  11,919  13,288  12,815  10,123   5,961
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.42   $1.27   $0.90   $1.12   $1.10   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period      $1.50   $1.42   $1.27   $0.90   $1.12   $1.10   $1.03   $1.01      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,014   2,114   7,874   4,529   3,644   3,835   1,067       1      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.00   $0.88   $0.70   $1.18   $1.06   $0.86   $0.76   $0.66   $0.52   $0.64
Accumulation unit value at end of period      $0.86   $1.00   $0.88   $0.70   $1.18   $1.06   $0.86   $0.76   $0.66   $0.52
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,154   1,298   1,767   2,293   3,109   3,065   2,785   1,364     594     495
---------------------------------------------------------------------------------------------------------------------------



54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.52   $0.45   $0.33   $0.60   $0.59   $0.54   $0.50   $0.46   $0.39   $0.53
Accumulation unit value at end of period      $0.50   $0.52   $0.45   $0.33   $0.60   $0.59   $0.54   $0.50   $0.46   $0.39
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,191   2,489   2,970   4,065   7,041   7,585   8,017   3,588   4,296   2,674
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.08   $0.89   $0.71   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.04   $1.08   $0.89   $0.71   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,763   3,451  13,094  10,986   6,387   3,929      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.99   $0.88   $0.65   $1.26   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.82   $0.99   $0.88   $0.65   $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   557     751     959   1,003   1,019   1,770      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.50   $1.20   $0.74   $1.35   $1.20   $1.22   $1.11   $1.03   $0.85   $0.99
Accumulation unit value at end of period      $1.26   $1.50   $1.20   $0.74   $1.35   $1.20   $1.22   $1.11   $1.03   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                   437     488     854     698     907   1,092   1,256   1,359     811     401
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.37   $1.13   $0.81   $1.48   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period      $1.24   $1.37   $1.13   $0.81   $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   695     927   1,532   2,373   2,137   2,846     247      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.92   $0.81   $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61   $0.80
Accumulation unit value at end of period      $0.93   $0.92   $0.81   $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,437   3,157   4,108   4,734   5,995   6,656   7,646   7,782   5,947   3,742
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.11   $0.93   $0.75   $1.24   $1.26   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.08   $1.11   $0.93   $0.75   $1.24   $1.26   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   196     127      65      58     137     175      76      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.43   $1.14   $0.82   $1.35   $1.42   $1.28   $1.24   $1.05   $0.72   $0.88
Accumulation unit value at end of period      $1.29   $1.43   $1.14   $0.82   $1.35   $1.42   $1.28   $1.24   $1.05   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                   515     560     661     922   1,550   1,998   2,289   2,188   1,581     998
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.27   $1.24   $1.19   $1.23   $1.18   $1.15   $1.14   $1.14   $1.14   $1.08
Accumulation unit value at end of period      $1.27   $1.27   $1.24   $1.19   $1.23   $1.18   $1.15   $1.14   $1.14   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,531   4,895   5,800   6,695   7,227   7,765   9,250   9,832   9,828   8,010
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.01   $0.88   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.88   $1.01   $0.88   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,106   1,310   1,351   1,404     789   1,558      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.15   $1.07   $0.75   $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.17   $1.15   $1.07   $0.75   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,961   1,784   5,379   4,487   3,603   3,669      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.06   $0.91   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.02   $1.06   $0.91   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,126   5,421   7,800  12,130   8,730   7,042      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.14   $1.00   $0.80   $1.38   $1.25   $1.12   $1.05   $1.00   $0.82   $1.00
Accumulation unit value at end of period      $1.14   $1.14   $1.00   $0.80   $1.38   $1.25   $1.12   $1.05   $1.00   $0.82
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,621   3,376   4,356   5,347   7,618   9,099   9,746   8,735   6,117   3,320
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.46   $1.93   $1.39   $2.33   $2.04   $1.83   $1.57   $1.27   $0.93   $1.04
Accumulation unit value at end of period      $2.17   $2.46   $1.93   $1.39   $2.33   $2.04   $1.83   $1.57   $1.27   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,168   4,193   6,204   8,401   9,748  10,749  10,285   8,137   5,236   3,151
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.46   $1.31   $1.05   $1.88   $1.62   $1.39   $1.18   $1.05   $0.74   $0.95
Accumulation unit value at end of period      $1.20   $1.46   $1.31   $1.05   $1.88   $1.62   $1.39   $1.18   $1.05   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,200   1,671   2,078   2,626   3,652   3,933   4,012   3,384   1,478     756
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.67   $1.39   $1.18   $2.07   $2.64   $2.21   $1.96   $1.50   $1.12   $1.11
Accumulation unit value at end of period      $1.56   $1.67   $1.39   $1.18   $2.07   $2.64   $2.21   $1.96   $1.50   $1.12
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,222   1,626   1,987   2,520   3,992   5,455   6,194   5,320   3,834   2,650
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.29   $1.81   $1.41   $2.13   $2.20   $1.90   $1.76   $1.44   $1.10   $1.22
Accumulation unit value at end of period      $2.19   $2.29   $1.81   $1.41   $2.13   $2.20   $1.90   $1.76   $1.44   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,038   1,294   1,730   2,095   3,284   3,540   3,470   2,522   1,628     986
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.31   $1.19   $0.96   $1.53   $1.50   $1.28   $1.17   $1.04   $0.84   $0.97
Accumulation unit value at end of period      $1.29   $1.31   $1.19   $0.96   $1.53   $1.50   $1.28   $1.17   $1.04   $0.84
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,219   2,972   3,424   3,761   4,875   4,583   3,446   2,367   1,668     932
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.47   $2.00   $1.51   $2.43   $2.37   $2.06   $1.85   $1.48   $1.16   $1.23
Accumulation unit value at end of period      $2.29   $2.47   $2.00   $1.51   $2.43   $2.37   $2.06   $1.85   $1.48   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,011   2,559   3,248   4,092   6,530   7,397   7,580   5,065   3,549   2,398
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.86   $0.77   $0.64   $1.03   $1.06   $0.94   $0.89   $0.79   $0.61   $0.79
Accumulation unit value at end of period      $0.89   $0.86   $0.77   $0.64   $1.03   $1.06   $0.94   $0.89   $0.79   $0.61
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,847   2,474   3,364   4,344   5,998   7,046   7,488   4,379   2,692   2,301
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $0.95   $0.84   $0.70   $1.23   $1.11   $1.06   $0.98   $0.93   $0.73   $0.98
Accumulation unit value at end of period      $0.87   $0.95   $0.84   $0.70   $1.23   $1.11   $1.06   $0.98   $0.93   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,055   1,275   1,663   2,328   2,975   3,202   3,245   1,172     537     373
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.23   $1.04   $0.74   $1.41   $1.29   $1.11   $1.03   $0.90   $0.67   $0.86
Accumulation unit value at end of period      $1.13   $1.23   $1.04   $0.74   $1.41   $1.29   $1.11   $1.03   $0.90   $0.67
Number of accumulation units outstanding at
  end of period (000 omitted)                   197     114     150     202     291     308     451     603     627     754
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series I Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.37   $1.17   $0.83   $1.59   $1.45   $1.26   $1.16   $1.02   $0.76   $0.98
Accumulation unit value at end of period      $1.26   $1.37   $1.17   $0.83   $1.59   $1.45   $1.26   $1.16   $1.02   $0.76
Number of accumulation units outstanding at
  end of period (000 omitted)                   154     217     252     363     574     711     686     562     313     250
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of
  period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $0.92      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   386      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.05   $1.01   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05   $1.01   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   283     381     432     545     444     892      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.38   $1.23   $0.92   $1.57   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period      $1.27   $1.38   $1.23   $0.92   $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   907   1,139   3,824   3,203   1,506      41      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $0.87   $0.72   $0.46   $0.84   $0.79   $0.72   $0.71   $0.69   $0.48   $0.91
Accumulation unit value at end of period      $0.82   $0.87   $0.72   $0.46   $0.84   $0.79   $0.72   $0.71   $0.69   $0.48
Number of accumulation units outstanding at
  end of period (000 omitted)                   383     511     600     621     929     977     995     735     533     241
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.10   $0.96   $0.75   $1.18   $1.22   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.06   $1.10   $0.96   $0.75   $1.18   $1.22   $1.06   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,111   2,641   5,235   6,904   5,924   6,990   4,754      97      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.56   $0.45   $0.29   $0.53   $0.44   $0.41   $0.37   $0.37   $0.26   $0.44
Accumulation unit value at end of period      $0.51   $0.56   $0.45   $0.29   $0.53   $0.44   $0.41   $0.37   $0.37   $0.26
Number of accumulation units outstanding at
  end of period (000 omitted)                   471     655     827     929   1,099   1,145   1,143   1,305   1,427   1,276
---------------------------------------------------------------------------------------------------------------------------



56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.96   $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $0.90   $0.96   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   880   1,036   9,604   7,662   4,056      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.90   $1.53   $0.86   $1.83   $1.44   $0.99   $0.76   $0.65   $0.48   $0.66
Accumulation unit value at end of period      $1.27   $1.90   $1.53   $0.86   $1.83   $1.44   $0.99   $0.76   $0.65   $0.48
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,453   2,114   2,567   3,402   4,652   4,123   3,778   3,724   3,654   4,229
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.70   $0.63   $0.46   $0.73   $0.67   $0.63   $0.61   $0.56   $0.46   $0.65
Accumulation unit value at end of period      $0.70   $0.70   $0.63   $0.46   $0.73   $0.67   $0.63   $0.61   $0.56   $0.46
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,895   2,440   2,935   2,841   3,602   4,618   5,560   5,021   4,726   4,234
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.22   $0.90   $0.56   $0.94   $0.92   $0.83   $0.79   $0.75   $0.57   $0.85
Accumulation unit value at end of period      $1.08   $1.22   $0.90   $0.56   $0.94   $0.92   $0.83   $0.79   $0.75   $0.57
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,079   1,397   1,422   1,779   2,321   2,844   3,667   4,463   4,471   3,982
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.03   $1.80   $1.37   $2.22   $1.76   $1.36   $1.18   $0.91   $0.68   $0.89
Accumulation unit value at end of period      $2.14   $2.03   $1.80   $1.37   $2.22   $1.76   $1.36   $1.18   $0.91   $0.68
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,433   1,697   1,909   2,107   2,729   2,801   2,287   1,297     759     512
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.04   $0.86   $0.61   $1.11   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.92   $1.04   $0.86   $0.61   $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   538     570   1,775   2,665   1,324   1,445      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.29   $0.98   $0.63   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.19   $1.29   $0.98   $0.63   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   557     566     605     622     495   1,082      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.91   $0.75   $0.57   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.79   $0.91   $0.75   $0.57   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   360     381   2,376   2,572   1,809   1,600      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.38   $1.21   $0.87   $1.48   $1.41   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period      $1.25   $1.38   $1.21   $0.87   $1.48   $1.41   $1.21   $1.07      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,403   1,548   1,583   1,652   2,077   2,319   1,151      31      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.35   $1.19   $1.01   $1.20   $1.10   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.35   $1.35   $1.19   $1.01   $1.20   $1.10   $1.04   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,125   9,149  18,400  19,714  18,443  11,811   5,096      84      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.05   $0.77   $1.26   $1.29   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.24   $1.28   $1.05   $0.77   $1.26   $1.29   $1.14   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   470     646     732     760   1,153     883     417      22      --      --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.25   $1.12   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.26   $1.25   $1.12   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,457   3,057   7,370   8,193   5,022   4,812      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.13   $1.11   $0.89   $1.08   $1.10   $1.08   $0.96   $0.91   $0.77   $0.98
Accumulation unit value at end of period      $1.10   $1.13   $1.11   $0.89   $1.08   $1.10   $1.08   $0.96   $0.91   $0.77
Number of accumulation units outstanding at
  end of period (000 omitted)                   327     391     461     620     784     900     883     817     724     514
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.29   $1.19   $0.96   $1.73   $1.61   $1.27   $1.15   $1.00   $0.78   $0.96
Accumulation unit value at end of period      $1.06   $1.29   $1.19   $0.96   $1.73   $1.61   $1.27   $1.15   $1.00   $0.78
Number of accumulation units outstanding at
  end of period (000 omitted)                   294     372     594     868   1,505   1,655   2,044   2,305   2,650   1,994
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
  period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   233     267      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  57

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,473     976      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,764   4,986      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 9,044   2,797      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,664   5,748      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.97   $0.88   $0.68   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.93   $0.97   $0.88   $0.68   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   560     711   9,462   5,838   3,261   3,580      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.06   $0.78   $1.25   $1.19   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period      $1.19   $1.28   $1.06   $0.78   $1.25   $1.19   $1.04   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    34      38      79      68     147     142     161      42      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                71,003  23,480      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                49,913  58,524      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                32,460   7,790      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                23,909  29,598      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                23,560   7,958      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                16,640  20,699      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
Accumulation unit value at beginning of
  period                                      $2.01   $1.63   $1.21   $1.78   $1.89   $1.59   $1.51   $1.27   $0.93   $1.07
Accumulation unit value at end of period      $1.90   $2.01   $1.63   $1.21   $1.78   $1.89   $1.59   $1.51   $1.27   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,262   1,653   4,980   5,355   4,855   4,430   4,724   3,930   3,089   2,209
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.90   $1.54   $1.04   $1.92   $1.67   $1.23   $1.02   $0.79   $0.54   $0.63
Accumulation unit value at end of period      $1.61   $1.90   $1.54   $1.04   $1.92   $1.67   $1.23   $1.02   $0.79   $0.54
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,793   3,411   5,754   6,744   8,393   8,969   8,190   5,277   3,289   2,052
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.96   $1.60   $1.14   $1.90   $1.82   $1.71   $1.55   $1.32   $0.93   $1.13
Accumulation unit value at end of period      $1.87   $1.96   $1.60   $1.14   $1.90   $1.82   $1.71   $1.55   $1.32   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,455   4,414   6,599   7,777   9,982  11,009  11,377   8,711   6,164   3,595
---------------------------------------------------------------------------------------------------------------------------



58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.21   $1.08   $0.95   $1.35   $1.26   $1.14   $1.09   $1.01   $0.84   $0.97
Accumulation unit value at end of period      $1.28   $1.21   $1.08   $0.95   $1.35   $1.26   $1.14   $1.09   $1.01   $0.84
Number of accumulation units outstanding at
  end of period (000 omitted)                   510     671   1,069   1,473   2,175   2,018   1,925   2,001   2,040   1,735
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.11   $0.97   $1.67   $1.47   $1.21   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.10   $1.28   $1.11   $0.97   $1.67   $1.47   $1.21   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   575     673   3,967     460     658     813     645      40      --      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.51   $1.24   $0.84   $1.42   $1.35   $1.21   $1.13   $0.97   $0.72   $0.99
Accumulation unit value at end of period      $1.42   $1.51   $1.24   $0.84   $1.42   $1.35   $1.21   $1.13   $0.97   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                   965     677     792     896   1,001   1,175   1,240   1,207   1,199     982
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.45   $1.16   $0.76   $1.32   $1.17   $0.96   $0.91   $0.81   $0.58   $0.94
Accumulation unit value at end of period      $1.37   $1.45   $1.16   $0.76   $1.32   $1.17   $0.96   $0.91   $0.81   $0.58
Number of accumulation units outstanding at
  end of period (000 omitted)                   683   1,016   1,258   1,243   1,559   1,303   1,423   1,489   1,344     816
---------------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.25   $1.06   $0.70   $1.35   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period      $0.95   $1.25   $1.06   $0.70   $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    29      26      74      39      61     150      25      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.33   $1.19   $1.00   $1.70   $1.64   $1.41   $1.37   $1.24   $0.95   $1.00
Accumulation unit value at end of period      $1.40   $1.33   $1.19   $1.00   $1.70   $1.64   $1.41   $1.37   $1.24   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                   187     234     286     374     658     767     893     671     320       7
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.84   $1.78   $1.34   $2.90   $2.78   $2.07   $1.80   $1.45   $1.02   $1.00
Accumulation unit value at end of period      $1.47   $1.84   $1.78   $1.34   $2.90   $2.78   $2.07   $1.80   $1.45   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                   551     621   1,087   1,769   1,761   1,895   1,469     792     354      21
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.79   $1.60   $1.21   $2.21   $1.90   $1.53   $1.37   $1.21   $0.98   $1.00
Accumulation unit value at end of period      $1.56   $1.79   $1.60   $1.21   $2.21   $1.90   $1.53   $1.37   $1.21   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    58     109      87     116     159     238     287     242      72      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.02   $0.87   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.00   $1.02   $0.87   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    51      49     366     768   1,102      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.05   $0.91   $0.68   $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period      $1.04   $1.05   $0.91   $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   117     111     112     136     159   1,283     301      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.56   $1.40   $1.18   $1.63   $1.73   $1.48   $1.42   $1.26   $0.99   $1.00
Accumulation unit value at end of period      $1.56   $1.56   $1.40   $1.18   $1.63   $1.73   $1.48   $1.42   $1.26   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   438     431     472     658   1,255   1,765   1,974     888     297      29
---------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.30   $1.17   $0.94   $1.38   $1.36   $1.26   $1.21   $1.13   $0.95   $1.00
Accumulation unit value at end of period      $1.34   $1.30   $1.17   $0.94   $1.38   $1.36   $1.26   $1.21   $1.13   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                    21      21      23      33      36      74     181     192       6      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.39   $1.25   $1.02   $1.46   $1.45   $1.28   $1.25   $1.15   $0.96   $1.00
Accumulation unit value at end of period      $1.41   $1.39   $1.25   $1.02   $1.46   $1.45   $1.28   $1.25   $1.15   $0.96
Number of accumulation units outstanding at
  end of period (000 omitted)                   141     163     232     172     552     222     183      82      38      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.08   $1.09   $1.10   $1.08   $1.04   $1.01   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period      $1.06   $1.08   $1.09   $1.10   $1.08   $1.04   $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   410     669   1,148   2,741   1,930   1,762   1,751   2,006     888     132
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  59

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.34   $1.25   $1.10   $1.19   $1.14   $1.10   $1.09   $1.05   $1.02   $1.00
Accumulation unit value at end of period      $1.41   $1.34   $1.25   $1.10   $1.19   $1.14   $1.10   $1.09   $1.05   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,332   2,593   8,566   8,752   9,526   8,383   3,535   1,139     622       3
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.00   $1.72   $1.37   $2.32   $2.17   $1.83   $1.63   $1.39   $1.00   $1.00
Accumulation unit value at end of period      $1.88   $2.00   $1.72   $1.37   $2.32   $2.17   $1.83   $1.63   $1.39   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,013   1,241   3,694   3,962   4,062   4,317   2,866   1,676     227      10
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.24   $1.07   $0.87   $1.51   $1.49   $1.30   $1.24   $1.18   $0.93   $1.00
Accumulation unit value at end of period      $1.29   $1.24   $1.07   $0.87   $1.51   $1.49   $1.30   $1.24   $1.18   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                   493     611     760     954   1,243   1,440   1,293     138      28      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $3.87   $3.27   $1.90   $4.14   $3.03   $2.28   $1.72   $1.40   $1.01   $1.00
Accumulation unit value at end of period      $3.03   $3.87   $3.27   $1.90   $4.14   $3.03   $2.28   $1.72   $1.40   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                   157     170     381     809     593     539     605      83      23      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.54   $1.46   $1.32   $1.34   $1.26   $1.19   $1.27   $1.16   $1.04   $1.00
Accumulation unit value at end of period      $1.60   $1.54   $1.46   $1.32   $1.34   $1.26   $1.19   $1.27   $1.16   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                   467     596   2,208   2,482   3,061   2,526   1,503     737     253       7
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.20   $1.16   $1.10   $1.11   $1.04   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.30   $1.20   $1.16   $1.10   $1.11   $1.04   $1.03   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   844   1,006   4,005   2,228   2,807   3,435   1,777      71      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.04   $1.81   $1.19   $1.60   $1.59   $1.45   $1.41   $1.28   $1.03   $1.00
Accumulation unit value at end of period      $2.14   $2.04   $1.81   $1.19   $1.60   $1.59   $1.45   $1.41   $1.28   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                   461     557     724     821   1,358   1,921   2,181   1,934     936      15
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.42   $1.27   $0.90   $1.12   $1.10   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period      $1.49   $1.42   $1.27   $0.90   $1.12   $1.10   $1.03   $1.01      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   240     303   2,818   1,894   2,076   2,349     446      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.87   $1.66   $1.32   $2.23   $2.00   $1.63   $1.44   $1.24   $0.98   $1.00
Accumulation unit value at end of period      $1.62   $1.87   $1.66   $1.32   $2.23   $2.00   $1.63   $1.44   $1.24   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    94     114     151     168     334     354     322     126      43      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.27   $1.09   $0.81   $1.46   $1.44   $1.31   $1.21   $1.13   $0.94   $1.00
Accumulation unit value at end of period      $1.22   $1.27   $1.09   $0.81   $1.46   $1.44   $1.31   $1.21   $1.13   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                   256     349     428     472     759     973   1,167     595     309      22
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.07   $0.89   $0.71   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.04   $1.07   $0.89   $0.71   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   493     603   4,485   3,709   2,790   2,140      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.99   $0.88   $0.64   $1.26   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.82   $0.99   $0.88   $0.64   $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   119     151     169     214     178     960      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.73   $1.38   $0.86   $1.57   $1.39   $1.41   $1.29   $1.19   $0.98   $1.00
Accumulation unit value at end of period      $1.45   $1.73   $1.38   $0.86   $1.57   $1.39   $1.41   $1.29   $1.19   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    45      55      75     104     146     210     346     387     142       7
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.36   $1.12   $0.81   $1.48   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period      $1.23   $1.36   $1.12   $0.81   $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   126     156     355     751     813   1,468      52      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.42   $1.25   $1.00   $1.61   $1.55   $1.36   $1.31   $1.20   $0.95   $1.00
Accumulation unit value at end of period      $1.43   $1.42   $1.25   $1.00   $1.61   $1.55   $1.36   $1.31   $1.20   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                   229     276     300     419     885   1,065   1,178     842     212      --
---------------------------------------------------------------------------------------------------------------------------



60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.11   $0.93   $0.74   $1.24   $1.26   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.08   $1.11   $0.93   $0.74   $1.24   $1.26   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    68      40      21      10      29      43      10      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.93   $1.54   $1.11   $1.82   $1.92   $1.74   $1.68   $1.43   $0.98   $1.00
Accumulation unit value at end of period      $1.75   $1.93   $1.54   $1.11   $1.82   $1.92   $1.74   $1.68   $1.43   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    82     114     100     136     170     325     350     369      76       8
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.11   $1.09   $1.04   $1.08   $1.04   $1.01   $1.00   $1.01   $1.00   $1.00
Accumulation unit value at end of period      $1.12   $1.11   $1.09   $1.04   $1.08   $1.04   $1.01   $1.00   $1.01   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   615     786     804     972   1,041   1,265   1,585   1,420     839     137
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.01   $0.87   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.87   $1.01   $0.87   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   141     186     215     281     235   1,052      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.15   $1.07   $0.75   $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.17   $1.15   $1.07   $0.75   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   402     392   1,993   1,888   2,239   2,644      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.05   $0.91   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.02   $1.05   $0.91   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   886     977   1,847   3,810   3,538   3,713      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.33   $1.17   $0.93   $1.62   $1.47   $1.31   $1.23   $1.18   $0.97   $1.00
Accumulation unit value at end of period      $1.34   $1.33   $1.17   $0.93   $1.62   $1.47   $1.31   $1.23   $1.18   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                   696     907   1,024   1,260   1,786   2,167   2,418   1,811     806      37
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.64   $2.07   $1.50   $2.50   $2.19   $1.97   $1.69   $1.37   $1.00   $1.00
Accumulation unit value at end of period      $2.33   $2.64   $2.07   $1.50   $2.50   $2.19   $1.97   $1.69   $1.37   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   620     744   1,337   2,138   2,477   3,028   2,674   1,897     567      17
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.85   $1.65   $1.32   $2.39   $2.06   $1.77   $1.50   $1.34   $0.94   $1.00
Accumulation unit value at end of period      $1.51   $1.85   $1.65   $1.32   $2.39   $2.06   $1.77   $1.50   $1.34   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                   133     167     185     268     420     513     557     419     104      17
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.51   $1.26   $1.07   $1.87   $2.39   $2.00   $1.78   $1.37   $1.02   $1.00
Accumulation unit value at end of period      $1.41   $1.51   $1.26   $1.07   $1.87   $2.39   $2.00   $1.78   $1.37   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                   291     319     337     391     524     800     981     673     256      15
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.08   $1.64   $1.28   $1.93   $2.00   $1.72   $1.60   $1.31   $1.00   $1.00
Accumulation unit value at end of period      $1.98   $2.08   $1.64   $1.28   $1.93   $2.00   $1.72   $1.60   $1.31   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   209     243     296     356     512     911     737     370     224      13
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.54   $1.40   $1.12   $1.80   $1.76   $1.50   $1.37   $1.23   $0.99   $1.00
Accumulation unit value at end of period      $1.51   $1.54   $1.40   $1.12   $1.80   $1.76   $1.50   $1.37   $1.23   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   613     747     793   1,046   1,559   1,733   1,384   1,109     402      30
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.07   $1.67   $1.27   $2.04   $2.00   $1.73   $1.55   $1.25   $0.98   $1.00
Accumulation unit value at end of period      $1.92   $2.07   $1.67   $1.27   $2.04   $2.00   $1.73   $1.55   $1.25   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                   424     555     653     869   1,520   2,091   2,234     965     307      29
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.32   $1.18   $0.98   $1.58   $1.62   $1.45   $1.38   $1.21   $0.94   $1.00
Accumulation unit value at end of period      $1.36   $1.32   $1.18   $0.98   $1.58   $1.62   $1.45   $1.38   $1.21   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                   285     361     468     610     883   1,109   1,210     276     110      11
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  61

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.21   $1.06   $0.89   $1.56   $1.41   $1.35   $1.25   $1.19   $0.93   $1.00
Accumulation unit value at end of period      $1.10   $1.21   $1.06   $0.89   $1.56   $1.41   $1.35   $1.25   $1.19   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                   330     372     401     557     617     673   1,056     119      11      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (04/29/2011)
Accumulation unit value at beginning of
  period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $0.82      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --      --      --      --      --
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series I Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.75   $1.50   $1.06   $2.03   $1.86   $1.61   $1.49   $1.31   $0.98   $1.00
Accumulation unit value at end of period      $1.61   $1.75   $1.50   $1.06   $2.03   $1.86   $1.61   $1.49   $1.31   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                     4       5       8      18      29      67      36      39      19       3
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of
  period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $0.92      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    33      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.04   $1.00   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.04   $1.00   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    13      10      26      36      42     540      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.37   $1.23   $0.92   $1.57   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period      $1.26   $1.37   $1.23   $0.92   $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    68      68   1,308   1,425     831       9      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.66   $1.38   $0.89   $1.62   $1.52   $1.39   $1.37   $1.32   $0.92   $1.00
Accumulation unit value at end of period      $1.56   $1.66   $1.38   $0.89   $1.62   $1.52   $1.39   $1.37   $1.32   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                    48      51      60      82      92     103     165      34       5      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.09   $0.95   $0.75   $1.18   $1.22   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.06   $1.09   $0.95   $0.75   $1.18   $1.22   $1.06   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   607     728   1,930   2,880   3,061   3,791   2,436      44      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.01   $1.64   $1.05   $1.90   $1.58   $1.48   $1.34   $1.34   $0.93   $1.00
Accumulation unit value at end of period      $1.82   $2.01   $1.64   $1.05   $1.90   $1.58   $1.48   $1.34   $1.34   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                    10      16      12      10      11      24      21      20      14      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.96   $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $0.90   $0.96   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   137     160   3,858   3,505   2,828      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $3.83   $3.09   $1.75   $3.69   $2.91   $2.01   $1.54   $1.31   $0.98   $1.00
Accumulation unit value at end of period      $2.57   $3.83   $3.09   $1.75   $3.69   $2.91   $2.01   $1.54   $1.31   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    36      61      70      83     193     206     200     197      18       5
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.40   $1.26   $0.91   $1.46   $1.33   $1.25   $1.22   $1.13   $0.93   $1.00
Accumulation unit value at end of period      $1.39   $1.40   $1.26   $0.91   $1.46   $1.33   $1.25   $1.22   $1.13   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                   131     155     235     285     304     340     345     195     179       4
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.02   $1.50   $0.93   $1.56   $1.54   $1.37   $1.32   $1.26   $0.95   $1.00
Accumulation unit value at end of period      $1.79   $2.02   $1.50   $0.93   $1.56   $1.54   $1.37   $1.32   $1.26   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                    38      57      72     110     127     178     246     249     156       3
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.96   $2.63   $2.00   $3.25   $2.57   $1.98   $1.72   $1.34   $1.02   $1.00
Accumulation unit value at end of period      $3.12   $2.96   $2.63   $2.00   $3.25   $2.57   $1.98   $1.72   $1.34   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                   120     150     209     307     355     578     450     130      40      --
---------------------------------------------------------------------------------------------------------------------------



62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.04   $0.86   $0.61   $1.11   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.92   $1.04   $0.86   $0.61   $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    76      77     644     962     485     846      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.29   $0.98   $0.63   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.18   $1.29   $0.98   $0.63   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    80     106     106     114     140     648      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.91   $0.75   $0.56   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.79   $0.91   $0.75   $0.56   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    43      43     878   1,086   1,105   1,042      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.38   $1.20   $0.87   $1.48   $1.40   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period      $1.25   $1.38   $1.20   $0.87   $1.48   $1.40   $1.21   $1.07      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   298     401     544     664     841     790     465      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.35   $1.19   $1.01   $1.19   $1.10   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.34   $1.35   $1.19   $1.01   $1.19   $1.10   $1.04   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,584   2,113   5,661   5,965   6,507   4,804   2,295       2      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.05   $0.77   $1.26   $1.29   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.23   $1.28   $1.05   $0.77   $1.26   $1.29   $1.14   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    66      62      80      99     173      85      82      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.25   $1.12   $0.93   $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.26   $1.25   $1.12   $0.93   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,097     987   2,912   3,613   3,179   3,380      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.38   $1.36   $1.09   $1.33   $1.35   $1.32   $1.18   $1.11   $0.95   $1.00
Accumulation unit value at end of period      $1.35   $1.38   $1.36   $1.09   $1.33   $1.35   $1.32   $1.18   $1.11   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                   100     127     164     228     287     405     586     510     324      10
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.63   $1.50   $1.21   $2.19   $2.04   $1.61   $1.45   $1.26   $0.99   $1.00
Accumulation unit value at end of period      $1.34   $1.63   $1.50   $1.21   $2.19   $2.04   $1.61   $1.45   $1.26   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   107     127     148     180     244     229     273     270     236      13
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
  period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    21      23      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   136     136      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,093   2,614      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.04   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   210      72      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.04   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,298   2,129      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.97   $0.88   $0.68   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.93   $0.97   $0.88   $0.68   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   141     144   3,933   2,731   2,168   2,674      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  63

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.06   $0.78   $1.25   $1.19   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period      $1.18   $1.28   $1.06   $0.78   $1.25   $1.19   $1.04   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    27      26      33      47      59      63      54      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,291     885      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                21,360  25,524      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   938     452      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,546   9,298      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   482     320      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,824   4,744      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.14   $1.74   $1.29   $1.90   $2.02   $1.69   $1.62   $1.36   $1.00   $1.00
Accumulation unit value at end of period      $2.03   $2.14   $1.74   $1.29   $1.90   $2.02   $1.69   $1.62   $1.36   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   216     280   1,523   1,763   1,674   1,021     937     460     220      20
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/07/2002)
Accumulation unit value at beginning of
  period                                      $3.61   $2.92   $1.97   $3.65   $3.17   $2.34   $1.94   $1.51   $1.02   $1.00
Accumulation unit value at end of period      $3.05   $3.61   $2.92   $1.97   $3.65   $3.17   $2.34   $1.94   $1.51   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                   305     394     835     926   1,054   1,256   1,045     444     199      12
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.08   $1.70   $1.21   $2.03   $1.94   $1.82   $1.65   $1.41   $0.99   $1.00
Accumulation unit value at end of period      $1.99   $2.08   $1.70   $1.21   $2.03   $1.94   $1.82   $1.65   $1.41   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   576     720   1,292   1,638   2,304   2,492   2,374   1,263     501      46
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.40   $1.24   $1.09   $1.55   $1.46   $1.31   $1.26   $1.17   $0.96   $1.00
Accumulation unit value at end of period      $1.47   $1.40   $1.24   $1.09   $1.55   $1.46   $1.31   $1.26   $1.17   $0.96
Number of accumulation units outstanding at
  end of period (000 omitted)                   127     158     186     269     357     386     401     401     222     117
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.27   $1.10   $0.97   $1.67   $1.47   $1.21   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.10   $1.27   $1.10   $0.97   $1.67   $1.47   $1.21   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   145     159   1,551     187     332     522     458      17      --      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.98   $1.61   $1.10   $1.86   $1.76   $1.59   $1.49   $1.27   $0.94   $1.00
Accumulation unit value at end of period      $1.85   $1.98   $1.61   $1.10   $1.86   $1.76   $1.59   $1.49   $1.27   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                   141      69      79      43      49      76     145     157     151      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.41   $1.92   $1.27   $2.19   $1.94   $1.60   $1.52   $1.35   $0.96   $1.00
Accumulation unit value at end of period      $2.27   $2.41   $1.92   $1.27   $2.19   $1.94   $1.60   $1.52   $1.35   $0.96
Number of accumulation units outstanding at
  end of period (000 omitted)                    84      94     110     100     135     185     144     141      18      --
---------------------------------------------------------------------------------------------------------------------------





64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.24   $1.05   $0.70   $1.34   $1.13   $1.06   $1.00      --      --      --
Accumulation unit value at end of period      $0.93   $1.24   $1.05   $0.70   $1.34   $1.13   $1.06      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    41      31      31      25      26      87      18      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.31   $1.17   $0.99   $1.68   $1.62   $1.41   $1.36   $1.24   $0.95   $1.00
Accumulation unit value at end of period      $1.37   $1.31   $1.17   $0.99   $1.68   $1.62   $1.41   $1.36   $1.24   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                   193     264     312     351     534     623     698     566     228       3
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.81   $1.76   $1.33   $2.87   $2.75   $2.06   $1.79   $1.45   $1.02   $1.00
Accumulation unit value at end of period      $1.44   $1.81   $1.76   $1.33   $2.87   $2.75   $2.06   $1.79   $1.45   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                   309     382     603   1,147   1,421   1,520   1,016     393     168       3
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.75   $1.56   $1.18   $2.17   $1.87   $1.51   $1.35   $1.19   $0.98   $1.00
Accumulation unit value at end of period      $1.52   $1.75   $1.56   $1.18   $2.17   $1.87   $1.51   $1.35   $1.19   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    26      30      90     217     269     158     185     132      42      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.01   $0.86   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $0.99   $1.01   $0.86   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    75     106     222     398     560      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.03   $0.90   $0.68   $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period      $1.03   $1.03   $0.90   $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    62     135     129     118      42     664     109      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.54   $1.38   $1.16   $1.61   $1.72   $1.47   $1.42   $1.26   $0.99   $1.00
Accumulation unit value at end of period      $1.53   $1.54   $1.38   $1.16   $1.61   $1.72   $1.47   $1.42   $1.26   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   350     375     414     569   1,164   1,347   1,479     981     305      --
---------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.27   $1.15   $0.93   $1.37   $1.35   $1.26   $1.20   $1.12   $0.95   $1.00
Accumulation unit value at end of period      $1.32   $1.27   $1.15   $0.93   $1.37   $1.35   $1.26   $1.20   $1.12   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                    15     100     103     306     291     288     144     101       6      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.37   $1.23   $1.00   $1.45   $1.44   $1.27   $1.24   $1.15   $0.96   $1.00
Accumulation unit value at end of period      $1.38   $1.37   $1.23   $1.00   $1.45   $1.44   $1.27   $1.24   $1.15   $0.96
Number of accumulation units outstanding at
  end of period (000 omitted)                   219     257     300     162     485     198     150     125     108       3
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.06   $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period      $1.04   $1.06   $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   467     644   1,286   3,444   2,303   1,986   1,666   1,123     515     105
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.32   $1.23   $1.09   $1.17   $1.13   $1.10   $1.09   $1.05   $1.02   $1.00
Accumulation unit value at end of period      $1.39   $1.32   $1.23   $1.09   $1.17   $1.13   $1.10   $1.09   $1.05   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,921   2,480   5,619   6,022   6,003   5,478   2,694   1,596     573      25
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.96   $1.70   $1.35   $2.30   $2.15   $1.82   $1.62   $1.39   $0.99   $1.00
Accumulation unit value at end of period      $1.84   $1.96   $1.70   $1.35   $2.30   $2.15   $1.82   $1.62   $1.39   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   830   1,087   2,423   2,867   3,181   3,601   2,375   1,384     191       3
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.22   $1.05   $0.86   $1.50   $1.48   $1.30   $1.24   $1.18   $0.93   $1.00
Accumulation unit value at end of period      $1.27   $1.22   $1.05   $0.86   $1.50   $1.48   $1.30   $1.24   $1.18   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                   412     483     518     602     779     865     862      62      38      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $3.81   $3.22   $1.87   $4.09   $3.00   $2.27   $1.72   $1.40   $1.01   $1.00
Accumulation unit value at end of period      $2.97   $3.81   $3.22   $1.87   $4.09   $3.00   $2.27   $1.72   $1.40   $1.01
Number of accumulation units outstanding at
  end of period (000 omitted)                   139     159     327     536     403     381     339     128      11      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.52   $1.44   $1.31   $1.33   $1.25   $1.19   $1.26   $1.16   $1.04   $1.00
Accumulation unit value at end of period      $1.57   $1.52   $1.44   $1.31   $1.33   $1.25   $1.19   $1.26   $1.16   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                   711     809   1,674   2,093   2,465   2,116   1,478     737     198       7
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  65

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.18   $1.15   $1.09   $1.10   $1.03   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.29   $1.18   $1.15   $1.09   $1.10   $1.03   $1.03   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   861   1,085   2,677   1,805   1,833   2,120   1,111       5      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.01   $1.78   $1.17   $1.59   $1.58   $1.44   $1.40   $1.27   $1.03   $1.00
Accumulation unit value at end of period      $2.10   $2.01   $1.78   $1.17   $1.59   $1.58   $1.44   $1.40   $1.27   $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                   236     412     500     818   1,579   2,004   2,130   1,810     993      10
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.40   $1.25   $0.89   $1.11   $1.10   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period      $1.47   $1.40   $1.25   $0.89   $1.11   $1.10   $1.03   $1.01      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   264     285   1,691   1,098   1,103   1,257     283      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.84   $1.64   $1.30   $2.21   $1.98   $1.62   $1.44   $1.24   $0.98   $1.00
Accumulation unit value at end of period      $1.60   $1.84   $1.64   $1.30   $2.21   $1.98   $1.62   $1.44   $1.24   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    81      62      86     127     200     243     237      85       6      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.25   $1.08   $0.80   $1.45   $1.42   $1.30   $1.21   $1.13   $0.94   $1.00
Accumulation unit value at end of period      $1.19   $1.25   $1.08   $0.80   $1.45   $1.42   $1.30   $1.21   $1.13   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                   117     159     184     279     440     531     660     196     120      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.06   $0.89   $0.71   $1.18   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.02   $1.06   $0.89   $0.71   $1.18   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   364     409   2,370   2,024   1,539   1,164      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.98   $0.87   $0.64   $1.26   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.81   $0.98   $0.87   $0.64   $1.26   $1.06      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   102     183     189     279     232     549      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.70   $1.36   $0.84   $1.55   $1.38   $1.40   $1.28   $1.19   $0.98   $1.00
Accumulation unit value at end of period      $1.43   $1.70   $1.36   $0.84   $1.55   $1.38   $1.40   $1.28   $1.19   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    16      27      62      43      57      59      77      52      36       5
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.35   $1.11   $0.80   $1.47   $1.35   $1.19   $1.00      --      --      --
Accumulation unit value at end of period      $1.22   $1.35   $1.11   $0.80   $1.47   $1.35   $1.19      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    69     119     225     454     618   1,132     111      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.40   $1.23   $0.99   $1.60   $1.54   $1.35   $1.31   $1.20   $0.95   $1.00
Accumulation unit value at end of period      $1.41   $1.40   $1.23   $0.99   $1.60   $1.54   $1.35   $1.31   $1.20   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                   223     246     322     417     691     735     940     788     372       8
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.09   $0.92   $0.74   $1.23   $1.25   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.06   $1.09   $0.92   $0.74   $1.23   $1.25   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    10      16      18       5      14      29      15       2      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.90   $1.51   $1.10   $1.81   $1.91   $1.73   $1.67   $1.43   $0.98   $1.00
Accumulation unit value at end of period      $1.71   $1.90   $1.51   $1.10   $1.81   $1.91   $1.73   $1.67   $1.43   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    51      65      63      92     224     337     453     415     117       4
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.09   $1.07   $1.03   $1.07   $1.03   $1.00   $1.00   $1.00   $1.00   $1.00
Accumulation unit value at end of period      $1.10   $1.09   $1.07   $1.03   $1.07   $1.03   $1.00   $1.00   $1.00   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   226     327     482     738     720     991   1,237   1,102     552      25
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.00   $0.87   $0.73   $1.12   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.86   $1.00   $0.87   $0.73   $1.12   $0.97      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   137     134     161     167      44     479      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.14   $1.06   $0.74   $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.16   $1.14   $1.06   $0.74   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   389     453   1,260   1,127   1,335   1,077      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.05   $0.90   $0.68   $1.19   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.00   $1.05   $0.90   $0.68   $1.19   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   904   1,007   1,393   2,566   2,154   2,206      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.31   $1.16   $0.92   $1.61   $1.45   $1.30   $1.23   $1.18   $0.97   $1.00
Accumulation unit value at end of period      $1.31   $1.31   $1.16   $0.92   $1.61   $1.45   $1.30   $1.23   $1.18   $0.97
Number of accumulation units outstanding at
  end of period (000 omitted)                   419     532     722     976   1,343   1,937   2,066   1,461     559      14
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.59   $2.04   $1.48   $2.48   $2.17   $1.96   $1.68   $1.36   $1.00   $1.00
Accumulation unit value at end of period      $2.28   $2.59   $2.04   $1.48   $2.48   $2.17   $1.96   $1.68   $1.36   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   423     559     964   1,496   1,756   2,082   1,937   1,292     500      11
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.82   $1.63   $1.31   $2.36   $2.04   $1.75   $1.49   $1.33   $0.94   $1.00
Accumulation unit value at end of period      $1.48   $1.82   $1.63   $1.31   $2.36   $2.04   $1.75   $1.49   $1.33   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                   120     170     204     286     425     456     397     294      90       2
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.48   $1.24   $1.05   $1.85   $2.37   $1.99   $1.77   $1.36   $1.02   $1.00
Accumulation unit value at end of period      $1.38   $1.48   $1.24   $1.05   $1.85   $2.37   $1.99   $1.77   $1.36   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                   167     180     224     340     514     653     812     732     435      16
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.04   $1.61   $1.26   $1.91   $1.98   $1.71   $1.59   $1.30   $1.00   $1.00
Accumulation unit value at end of period      $1.94   $2.04   $1.61   $1.26   $1.91   $1.98   $1.71   $1.59   $1.30   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   115     128     170     208     507     672     451     208     101       4
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.52   $1.38   $1.11   $1.78   $1.74   $1.49   $1.36   $1.23   $0.99   $1.00
Accumulation unit value at end of period      $1.48   $1.52   $1.38   $1.11   $1.78   $1.74   $1.49   $1.36   $1.23   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   350     429     484     629     956   1,045     825     780     330      18
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.04   $1.65   $1.25   $2.02   $1.98   $1.72   $1.55   $1.24   $0.98   $1.00
Accumulation unit value at end of period      $1.89   $2.04   $1.65   $1.25   $2.02   $1.98   $1.72   $1.55   $1.24   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                   325     408     473     646   1,282   1,607   1,641     806     272      14
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.30   $1.16   $0.97   $1.56   $1.61   $1.44   $1.37   $1.21   $0.94   $1.00
Accumulation unit value at end of period      $1.33   $1.30   $1.16   $0.97   $1.56   $1.61   $1.44   $1.37   $1.21   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                   215     302     330     472     629     670     764     137      59       6
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.19   $1.05   $0.88   $1.55   $1.40   $1.34   $1.25   $1.19   $0.93   $1.00
Accumulation unit value at end of period      $1.08   $1.19   $1.05   $0.88   $1.55   $1.40   $1.34   $1.25   $1.19   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                   359     409     420     509     601     651     846     175      38      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES* (04/29/2011)
Accumulation unit value at beginning of
  period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $0.82      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --      --      --      --      --
*Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series I Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.73   $1.47   $1.05   $2.01   $1.84   $1.60   $1.49   $1.30   $0.98   $1.00
Accumulation unit value at end of period      $1.58   $1.73   $1.47   $1.05   $2.01   $1.84   $1.60   $1.49   $1.30   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    14      17      19      58     111     140     150      89      21      --
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of
  period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $0.92      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    14      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.03   $1.00   $0.79   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.03   $1.00   $0.79   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    10       9      16      28      38     300      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  67

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.36   $1.22   $0.92   $1.56   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period      $1.25   $1.36   $1.22   $0.92   $1.56   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   131     160     697     765     403       4      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.64   $1.36   $0.88   $1.60   $1.50   $1.38   $1.36   $1.32   $0.92   $1.00
Accumulation unit value at end of period      $1.53   $1.64   $1.36   $0.88   $1.60   $1.50   $1.38   $1.36   $1.32   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                    44      63      41      55      58      66     121      17       6      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.08   $0.94   $0.74   $1.17   $1.22   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.04   $1.08   $0.94   $0.74   $1.17   $1.22   $1.06   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   739     831   1,461   2,030   2,124   2,626   1,753      11      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.98   $1.61   $1.04   $1.88   $1.56   $1.47   $1.33   $1.34   $0.93   $1.00
Accumulation unit value at end of period      $1.79   $1.98   $1.61   $1.04   $1.88   $1.56   $1.47   $1.33   $1.34   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                    18      23      23      23      33      27      31      22       5       1
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.95   $0.84   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $0.89   $0.95   $0.84   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   158     190   2,089   1,885   1,445      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $3.76   $3.04   $1.72   $3.64   $2.88   $1.99   $1.52   $1.30   $0.98   $1.00
Accumulation unit value at end of period      $2.51   $3.76   $3.04   $1.72   $3.64   $2.88   $1.99   $1.52   $1.30   $0.98
Number of accumulation units outstanding at
  end of period (000 omitted)                    71      80      87     101     164     112      82      71      16      --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.37   $1.24   $0.90   $1.45   $1.32   $1.25   $1.21   $1.12   $0.93   $1.00
Accumulation unit value at end of period      $1.36   $1.37   $1.24   $0.90   $1.45   $1.32   $1.25   $1.21   $1.12   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                    32      82      99      95     193     311     340     193     177      --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.99   $1.48   $0.92   $1.54   $1.52   $1.37   $1.32   $1.25   $0.95   $1.00
Accumulation unit value at end of period      $1.76   $1.99   $1.48   $0.92   $1.54   $1.52   $1.37   $1.32   $1.25   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                    25      66      53      85     180     243     288     231     178       1
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.98   $2.66   $2.02   $3.29   $2.61   $2.02   $1.75   $1.37   $1.02   $1.00
Accumulation unit value at end of period      $3.13   $2.98   $2.66   $2.02   $3.29   $2.61   $2.02   $1.75   $1.37   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                    79      96     138     206     303     338     298     160      84      --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.03   $0.85   $0.61   $1.10   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.91   $1.03   $0.85   $0.61   $1.10   $1.22      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    61      65     349     540     236     443      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.28   $0.98   $0.63   $1.19   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.17   $1.28   $0.98   $0.63   $1.19   $0.99      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   111     137     173     146      78     353      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.90   $0.75   $0.56   $1.06   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.78   $0.90   $0.75   $0.56   $1.06   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    69      68     498     604     584     558      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.36   $1.19   $0.86   $1.47   $1.40   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period      $1.23   $1.36   $1.19   $0.86   $1.47   $1.40   $1.21   $1.07      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   282     309     380     448     554     612     479       2      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.33   $1.17   $1.00   $1.19   $1.10   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.32   $1.33   $1.17   $1.00   $1.19   $1.10   $1.03   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,442   1,891   3,833   4,296   4,132   3,060   1,589      20      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.26   $1.04   $0.77   $1.25   $1.28   $1.13   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.22   $1.26   $1.04   $0.77   $1.25   $1.28   $1.13   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    33      52      84     158     355     385     192      --      --      --
---------------------------------------------------------------------------------------------------------------------------



68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.24   $1.11   $0.92   $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.25   $1.24   $1.11   $0.92   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,025     819   1,698   2,046   1,725   1,792      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.36   $1.34   $1.08   $1.31   $1.34   $1.32   $1.18   $1.11   $0.95   $1.00
Accumulation unit value at end of period      $1.32   $1.36   $1.34   $1.08   $1.31   $1.34   $1.32   $1.18   $1.11   $0.95
Number of accumulation units outstanding at
  end of period (000 omitted)                    44      62      66      62      93     177     190     144      68      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.61   $1.48   $1.20   $2.17   $2.02   $1.60   $1.45   $1.26   $0.99   $1.00
Accumulation unit value at end of period      $1.32   $1.61   $1.48   $1.20   $2.17   $2.02   $1.60   $1.45   $1.26   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                    19      18      33      42      92     102     135     136      73      15
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
  period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    --      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,410   1,164      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   864     950      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.04   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,853   2,274      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.04   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,494   1,943      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.96   $0.87   $0.67   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.92   $0.96   $0.87   $0.67   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   174     199   2,082   1,501   1,117   1,336      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.26   $1.05   $0.78   $1.24   $1.18   $1.03   $1.04   $1.00      --      --
Accumulation unit value at end of period      $1.17   $1.26   $1.05   $0.78   $1.24   $1.18   $1.03   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                     7       9       8      10      12      20      16      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                50,042  13,452      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 9,432  12,524      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                17,556   3,559      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,378   5,751      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                14,985   5,337      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  69

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,834   3,115      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.11   $1.72   $1.27   $1.88   $2.00   $1.68   $1.61   $1.36   $1.00   $1.00
Accumulation unit value at end of period      $1.99   $2.11   $1.72   $1.27   $1.88   $2.00   $1.68   $1.61   $1.36   $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                   240     276     923   1,068     982     774     738     348     180       1
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/07/2002)
Accumulation unit value at beginning of
  period                                      $3.55   $2.88   $1.94   $3.62   $3.15   $2.32   $1.93   $1.50   $1.02   $1.00
Accumulation unit value at end of period      $3.00   $3.55   $2.88   $1.94   $3.62   $3.15   $2.32   $1.93   $1.50   $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                   217     284     555     648     846     949     906     460     221      --
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.05   $1.68   $1.20   $2.01   $1.93   $1.81   $1.64   $1.41   $0.99   $1.00
Accumulation unit value at end of period      $1.95   $2.05   $1.68   $1.20   $2.01   $1.93   $1.81   $1.64   $1.41   $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                   478     609     958   1,256   1,812   1,951   1,792   1,263     778      19
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.36   $1.22   $1.07   $1.52   $1.43   $1.29   $1.25   $1.15   $0.96   $1.00
Accumulation unit value at end of period      $1.43   $1.36   $1.22   $1.07   $1.52   $1.43   $1.29   $1.25   $1.15   $0.96
Number of accumulation units outstanding at
  end of period (000 omitted)                    38      40      83      93     127     200     282     265      63      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.26   $1.09   $0.96   $1.66   $1.46   $1.21   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.08   $1.26   $1.09   $0.96   $1.66   $1.46   $1.21   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    63      88     839     119     201     226     211      16      --      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $1.95   $1.59   $1.09   $1.84   $1.75   $1.58   $1.48   $1.27   $0.94   $1.00
Accumulation unit value at end of period      $1.82   $1.95   $1.59   $1.09   $1.84   $1.75   $1.58   $1.48   $1.27   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                    54      34      35      39      42      48     155     153     164       1
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                      $2.37   $1.89   $1.25   $2.16   $1.93   $1.59   $1.51   $1.34   $0.96   $1.00
Accumulation unit value at end of period      $2.23   $2.37   $1.89   $1.25   $2.16   $1.93   $1.59   $1.51   $1.34   $0.96
Number of accumulation units outstanding at
  end of period (000 omitted)                    92     146     172     147     127     116     136     124      58      --
---------------------------------------------------------------------------------------------------------------------------





70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2011...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  71

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

1-800-541-2251


           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
     Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


     (C) 2008-2012 RiverSource Life Insurance Company. All rights reserved.


S-6410 M (4/12)

PROSPECTUS

APRIL 30, 2012


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY/RETIREMENT ADVISOR SELECT PLUS(R)
VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Plus and RiverSource Retirement Advisor Select Plus contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: 1-800-541-2251


            (Corporate Office)

            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.

- BlackRock Variable Series, Inc.

- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust

- Columbia Funds Variable Series Trust II

- Credit Suisse Trust

- DWS Variable Funds II

- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust
    (FTVIPT) - Class 2

- Goldman Sachs Variable Insurance Trust (VIT)
- Invesco Variable Insurance Funds


- Janus Aspen Series: Service Shares
- Legg Mason Variable Portfolios II, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Morgan Stanley Universal Investment Funds (UIF)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  1

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS.............................................    3
THE CONTRACT IN BRIEF.................................    5
EXPENSE SUMMARY.......................................    6
CONDENSED FINANCIAL INFORMATION.......................   14
FINANCIAL STATEMENTS..................................   14
THE VARIABLE ACCOUNT AND THE FUNDS....................   14
THE FIXED ACCOUNT.....................................   24
THE SPECIAL DCA ACCOUNT...............................   24
BUYING YOUR CONTRACT..................................   24
CHARGES...............................................   27
VALUING YOUR INVESTMENT...............................   32
MAKING THE MOST OF YOUR CONTRACT......................   33
SURRENDERS............................................   41
TSA -- SPECIAL PROVISIONS.............................   42
CHANGING OWNERSHIP....................................   43
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT...   43
OPTIONAL BENEFITS.....................................   45
THE ANNUITY PAYOUT PERIOD.............................   55
TAXES.................................................   57
VOTING RIGHTS.........................................   61
SUBSTITUTION OF INVESTMENTS...........................   61
ABOUT THE SERVICE PROVIDERS...........................   62
APPENDIX A: EXAMPLE -- SURRENDER CHARGES..............   64
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS..............   68
APPENDIX C: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED).........................................   70
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.................   98






2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise financial advisors and their spouses (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of the owner's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  3

OWNER (YOU, YOUR): A natural person or persons identified in the contract as owner(s) of the contract, (including a revocable trust) who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM): This is a program in which you are required to participate through the choice of a PN program investment option if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.


RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit and Withdrawal Benefit. The rider adds the terms of the optional benefit to your contract.


RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account, subaccounts and/or Special DCA account (when available) under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. (see "The Fixed Account")

- the Special DCA account, when available. (see "The Fixed Account -- The Special Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. Optional living benefits require your participation in the PN program which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRA may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES


SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.


                       SEVEN-YEAR SCHEDULE                                                  TEN-YEAR SCHEDULE
      NUMBER OF COMPLETED                                                 NUMBER OF COMPLETED
    YEARS FROM DATE OF EACH              SURRENDER CHARGE               YEARS FROM DATE OF EACH              SURRENDER CHARGE
       PURCHASE PAYMENT                     PERCENTAGE                     PURCHASE PAYMENT                     PERCENTAGE
               0                                 7%                                0                                 8%

               1                                 7                                 1                                 8

               2                                 7                                 2                                 8

               3                                 6                                 3                                 7

               4                                 5                                 4                                 7

               5                                 4                                 5                                 6

               6                                 2                                 6                                 5

               7+                                0                                 7                                 4

                                                                                   8                                 3

                                                                                   9                                 2

                                                                                  10+                                0




SURRENDER CHARGE FOR RAVA SELECT PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)


                         YEARS FROM                                                   SURRENDER CHARGE
                        CONTRACT DATE                                                    PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               7

                              Thereafter                                                      0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                    MAXIMUM: $50       CURRENT: $30


(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
If eligible, you may select the following optional riders. The fee applies only if you elect the optional rider.



ROPP RIDER FEE                                                      MAXIMUM: 0.30%     CURRENT: 0.20%

MAV RIDER FEE                                                       MAXIMUM: 0.35%     CURRENT: 0.25%

5-YEAR MAV RIDER FEE                                                MAXIMUM: 0.20%     CURRENT: 0.10%

PN RIDER FEE*                                                       MAXIMUM: 0.00%     CURRENT: 0.00%


(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary.)

* Effective May 10, 2010, the PN rider is not required to select funds of funds in the PN program and this fee does not apply. Prior to May 10, 2010, the PN rider fee was 0.10% and the maximum fee was 0.20%.



ACCUMULATION BENEFIT RIDER FEE                                      MAXIMUM: 2.50%     CURRENT: 0.60%


(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date.)



WITHDRAWAL BENEFIT RIDER FEE                                        MAXIMUM: 2.50%     CURRENT: 0.60%


(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)


MORTALITY AND EXPENSE RISK FEE:                                  RAVA ADVANTAGE PLUS     RAVA SELECT PLUS

FOR NONQUALIFIED ANNUITIES                                              0.95%                  1.20%

FOR QUALIFIED ANNUITIES                                                 0.75%                  1.00%

FOR BAND 3 ANNUITIES                                                    0.55%                  0.75%




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  7

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN EACH FUND'S PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.50%                2.90%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio           0.75%      0.25%    0.19%           --%          1.19%
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.05            --           0.85


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.07            --           1.07
B)


American Century VP International, Class II                      1.31       0.25     0.02            --           1.58


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.88       0.25       --            --           1.13


BlackRock Global Allocation V.I. Fund (Class III)                0.64       0.25     0.26          0.02           1.17(1)


Calvert VP SRI Balanced Portfolio                                0.70         --     0.21            --           0.91


Columbia Variable Portfolio - Balanced Fund (Class 3)            0.64       0.13     0.16            --           0.93(2)


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.13     0.14            --           0.60(2)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income          0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)      0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0.13     0.25            --           1.45(2)
Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund (Class 3)         0.55       0.13     0.16            --           0.84


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.13     0.14            --           0.69
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund (Class 2)         0.63       0.25     0.15            --           1.03(2),(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.13     0.17            --           0.88(2)
3)


Columbia Variable Portfolio - Income Opportunities Fund          0.57       0.13     0.14            --           0.84
(Class 3)


Columbia Variable Portfolio - International Opportunity          0.79       0.13     0.21            --           1.13
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.13     0.17            --           1.01(2)
3)


Columbia Variable Portfolio - Marsico Growth Fund (Class 1)      0.97         --     0.13            --           1.10(2),(3)


Columbia Variable Portfolio - Marsico International              1.02       0.25     0.20            --           1.47(2),(3)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.13     0.17            --           1.06(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.74       0.13     0.14            --           1.01
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.13     0.26            --           1.10(2)
(Class 3)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund      0.79       0.13     0.19            --           1.11(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.13     0.15            --           0.64
Government Fund (Class 3)




8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50%      0.25%    0.31%           --%          1.06%(4)


DWS Alternative Asset Allocation VIP, Class B                    0.27       0.25     0.34          1.30           2.16(5)


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Growth & Income Portfolio Service Class 2        0.46       0.25     0.13            --           0.84


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.14            --           1.10


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.32            --           1.37
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.50       0.25     0.16          0.01           0.92


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.06            --           0.86(6)


Goldman Sachs VIT Structured U.S. Equity                         0.62         --     0.08            --           0.70(7)
Fund - Institutional Shares


Invesco V.I. Diversified Dividend Fund, Series I Shares          0.52         --     0.15            --           0.67


Invesco V.I. Global Health Care Fund, Series II Shares           0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.32            --           1.28


Invesco V.I. Technology Fund, Series I Shares                    0.75         --     0.37            --           1.12


Invesco Van Kampen V.I. American Franchise Fund, Series II       0.67       0.25     0.28            --           1.20(8)
Shares


Invesco Van Kampen V.I. Comstock Fund, Series II Shares          0.56       0.25     0.24            --           1.05(9)


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II           0.75       0.25     0.33            --           1.33(10)
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.56       0.25     0.07            --           0.88


Janus Aspen Series Moderate Allocation Portfolio: Service        0.05       0.25     0.47          0.73           1.50(11)
Shares


Legg Mason ClearBridge Variable Small Cap Growth                 0.75         --     0.14            --           0.89
Portfolio - Class I


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.07            --           1.07


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.08            --           1.23


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II        0.85       0.35     0.47            --           1.67(12)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.30            --           1.40(12)
Shares


Neuberger Berman Advisers Management Trust International         1.15       0.25     1.50            --           2.90(13)
Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.58       0.25     0.13          0.07           1.03(14)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.69       0.25     0.14            --           1.08(15)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.74           1.42(16)


PIMCO VIT Global Multi-Asset Portfolio, Advisor Class            0.95       0.25       --          0.51           1.71(17)


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.21            --           1.09


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.17            --           1.12


Putnam VT Multi-Cap Growth Fund - Class IB Shares                0.56       0.25     0.16            --           0.97


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.79           1.06


Variable Portfolio - Aggressive Portfolio (Class 4)                --       0.25     0.02          0.79           1.06


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Conservative Portfolio (Class 4)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 3)       0.71       0.13     0.13            --           0.97(18)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.77       0.13     0.13            --           1.03(18)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderate Portfolio (Class 4)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
4)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 2)




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - Moderately Conservative Portfolio             --%      0.25%    0.02%         0.66%          0.93%
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.91       0.13     0.15          0.02           1.21(18)
3)


Wanger International                                             0.89         --     0.13            --           1.02(3)


Wanger USA                                                       0.86         --     0.08            --           0.94(3)


Wells Fargo Advantage VT International Equity Fund - Class       0.75       0.25     0.22          0.01           1.23(19)
2


Wells Fargo Advantage VT Opportunity Fund - Class 2              0.65       0.25     0.17            --           1.07(20)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2         0.75       0.25     0.20          0.01           1.21








   * The Funds provided the information on their expenses and we have not independently verified the information.




  ** The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.




 *** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1.03%.


 (2) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.585% for Columbia Variable
     Portfolio - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.97% for Columbia Variable Portfolio - High Income Fund (Class 2), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3), 0.925% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.055% for Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3).


 (3) Other expenses have been restated to reflect contractual changes to certain other fees.


 (4) Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


 (5) Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.


 (6) Effective June 30, 2011, the Investment Advisor agreed to waive a portion of its management fee in order to achieve an effective net management rate of 0.77%. Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.054% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.85%.


 (7) Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


 (8) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.


 (9) The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.


(10) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


(11) Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.



10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(12) The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


(13) Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


(14) The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


(15) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


(16) PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


(17) PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.


(18) Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(19) The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 0.94%.


(20) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  11

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV, Withdrawal Benefit or Accumulation Benefit(1),(2). Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule             $1,453      $2,888      $4,196      $7,063           $733       $2,164      $3,559      $6,879

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule              1,363       2,798       4,014       6,879            733        2,164       3,559       6,879

RAVA SELECT PLUS      1,388       2,869       3,670       7,061            758        2,236       3,670       7,061






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule             $1,433      $2,831      $4,105      $6,913           $713       $2,107      $3,469      $6,729

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule              1,343       2,740       3,924       6,729            713        2,107       3,469       6,729

RAVA SELECT PLUS      1,368       2,812       3,581       6,916            738        2,179       3,581       6,916






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY       1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS - BAND 3

With a ten-year
surrender charge
schedule             $1,413      $2,773      $4,014      $6,760           $693       $2,050      $3,379      $6,577

RAVA ADVANTAGE
PLUS - BAND 3

With a seven-year
surrender charge
schedule              1,323       2,682       3,833       6,577            693        2,050       3,379       6,577

RAVA SELECT
PLUS - BAND 3         1,343       2,740       3,469       6,729            713        2,107       3,469       6,729





12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds(3). They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule              $924       $1,345      $1,643      $2,223           $179        $550       $  943      $2,023

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule               831        1,246       1,443       2,023            179         550          943       2,023

RAVA SELECT PLUS       855        1,318       1,074       2,296            204         628        1,074       2,296






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule              $905       $1,287      $1,536      $1,999           $158        $488        $836       $1,799

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule               812        1,187       1,336       1,799            158         488         836        1,799

RAVA SELECT PLUS       836        1,260         969       2,078            184         566         969        2,078






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY       1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS - BAND 3

With a ten-year
surrender charge
schedule              $887       $1,225      $1,429      $1,771           $138        $425        $729       $1,571

RAVA ADVANTAGE
PLUS - BAND 3

With a seven-year
surrender charge
schedule               793        1,125       1,229       1,571            138         425         729        1,571

RAVA SELECT
PLUS - BAND 3          812        1,187         836       1,799            158         488         836        1,799



(1) In these examples the contract administrative charge is $50.
(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
(3) In these examples the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  13

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix C.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include

14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
  reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  15

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Thematic Growth
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

BlackRock Global   Seeks high total investment return.          BlackRock Advisors, LLC,
Allocation V.I.                                                 adviser; BlackRock
Fund (Class III)                                                Investment Management,
                                                                LLC and BlackRock
                                                                International Limited,
                                                                sub-advisers.
----------------------------------------------------------------------------------------

Calvert VP SRI     Seeks to achieve a competitive total return  Calvert Investment
Balanced           through an actively managed portfolio of     Management, Inc.,
Portfolio          stocks, bonds and money market instruments   adviser. New Amsterdam
                   which offer income and capital growth        Partners LLC, subadviser
                   opportunity and which satisfy the            on equity portion; no
                   investment criteria, including financial,    subadviser on fixed-
                   sustainability and social responsibility     income portion.
                   factors.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  17

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks total return, consisting of a high     Columbia Management
Portfolio - High   level of income and capital appreciation.    Investment Advisers, LLC
Income Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico Growth Fund                                                 LLC, adviser; Marsico
(Class 1)                                                       Capital Management, LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico International                                               LLC, adviser; Marsico
Opportunities                                                   Capital Management, LLC,
Fund (Class 2)                                                  subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 3)

----------------------------------------------------------------------------------------



18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 3)
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

DWS Alternative    Seeks capital appreciation.                  Deutsche Investment
Asset Allocation                                                Management Americas
VIP, Class B                                                    Inc., adviser; QS
                                                                Investors, LLC and RREEF
                                                                America L.L.C., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         FMR Co., Inc. (FMRC) and
                   recognized by the public. Invests in either  other investment
                   "growth" stocks or "value" stocks or both.   advisers serve as sub-
                   The fund invests in domestic and foreign     advisers for the fund.
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR)
Portfolio Service  appreciation. Normally invests a majority    is the fund's manager.
Class 2            of assets in common stocks with a focus on   FMR Co., Inc. (FMRC) and
                   those that pay current dividends and show    other investment
                   potential for capital appreciation. Invests  advisers serve as sub-
                   in domestic and foreign issuers. The Fund    advisers for the fund.
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class 2    Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   FMR Co., Inc. (FMRC) and
                   capitalizations. May invest in companies     other investment
                   with smaller or larger market                advisers serve as sub-
                   capitalizations. Invests in domestic and     advisers for the fund.
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks           Research Company (FMR)
Portfolio Service  allocating investments across different      is the fund's manager.
Class 2            countries and regions. Normally invests at   FMR Co., Inc. (FMRC) and
                   least 80% of assets in non-U.S. securities.  other investment advisers serve as sub-
                                                                advisers for the fund.

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
FTVIPT Franklin    Seeks high total return. The fund normally   Franklin Templeton
Global Real        invests at least 80% of its net assets in    Institutional, LLC
Estate Securities  investments of companies located anywhere
Fund - Class 2     in the world that operate in the real
                   estate sector.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities         assets in investments of small
Fund - Class 2     capitalization companies.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S.                                                 Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks to provide reasonable current income   Invesco Advisers, Inc.
Diversified        and long-term growth of income and capital.
Dividend Fund,
Series I Shares
(previously
Invesco
V.I. - Dividend
Growth Fund,
Series I Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Global Health
Care Fund, Series
II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Technology Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I.
American
Franchise Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth and income through      Invesco Advisers, Inc.
Kampen V.I.        investments in equity securities, including
Comstock Fund,     common stocks, preferred stocks and
Series II Shares   securities convertible into common and
                   preferred stocks.
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth.                        Invesco Advisers, Inc.
Kampen V.I. Mid
Cap Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Janus                                                    LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks the highest return over time           Janus Capital Management
Series Moderate    consistent with an emphasis on growth of     LLC
Allocation         capital and income.
Portfolio:
Service Shares

----------------------------------------------------------------------------------------



20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Legg Mason         Seeks long-term growth of capital.           Legg Mason Partners Fund
ClearBridge                                                     Advisor, LLC, adviser;
Variable Small                                                  ClearBridge Advisors,
Cap Growth                                                      LLC, sub-adviser.
Portfolio - Class
I
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS(R) Investment
Growth Stock                                                    Management
Series-Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS(R) Investment
Discovery                                                       Management
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS(R) Investment
Series - Service                                                Management
Class
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks to provide current income and capital  Morgan Stanley
UIF Global Real    appreciation.                                Investment Management
Estate Portfolio,                                               Inc., adviser; Morgan
Class II Shares                                                 Stanley Investment
                                                                Management Limited and
                                                                Morgan Stanley
                                                                Investment Management
                                                                Company, subadvisers.
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management LLC
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
Global Securities  investing a substantial portion of its
Fund/VA, Service   assets in securities of foreign issuers,
Shares             "growth-type" companies, cyclical
                   industries and special situations that are
                   considered to have appreciation
                   possibilities.
----------------------------------------------------------------------------------------

Oppenheimer        Seeks a high level of current income         OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small- &
Mid-Cap
Fund(R)/VA,
Service Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.                       (PIMCO)
Class
----------------------------------------------------------------------------------------

PIMCO VIT Global   Seeks total return which exceeds that of a   Pacific Investment
Multi-Asset        blend of 60% MSCI World Index/40% Barclays   Management Company LLC
Portfolio,         Capital U.S. Aggregate Index.                (PIMCO)
Advisor Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC,
Fund - Class IB                                                 adviser; Putnam Advisory
Shares                                                          Company, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management LLC, adviser;
Equity                                                          Putnam Advisory Company,
Fund - Class IB                                                 LLC, sub-adviser.
Shares

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  21

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Putnam VT Multi-   Seeks long-term capital appreciation.        Putnam Investment
Cap Growth                                                      Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 3)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
3)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.

----------------------------------------------------------------------------------------



22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
3)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term capital appreciation.        Columbia Wanger Asset
International                                                   Management, LLC
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, LLC
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
International                                                   adviser; Wells Capital
Equity                                                          Management Inc., sub-
Fund - Class 2                                                  adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  23

THE FIXED ACCOUNT

Unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and the RiverSource Life of NY's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in tenth of a percent increments. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments".)

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If

24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is added, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract's default option of Annuity Payout Plan B - Life annuity with 10 years certain, will begin on the settlement date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS*
MINIMUM ALLOWABLE PURCHASE PAYMENTS**

If paying by installments under a scheduled payment plan:
  $50 per month


                                                                 RAVA ADVANTAGE PLUS     RAVA SELECT PLUS

If paying by any other method:

  initial payment for qualified annuities                               $1,000                $ 2,000

  initial payment for nonqualified annuities                             2,000                 10,000

  for any additional payments                                               50                     50


   * RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.
  ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  25

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS*** (without corporate office approval) based on your age on the effective date of the contract:


                                                                 RAVA ADVANTAGE PLUS     RAVA SELECT PLUS

For the first year:

  through age 85                                                       $999,999              $999,999

  for ages 86 to 90                                                     100,000               100,000

For each subsequent year:

  through age 85                                                        100,000               100,000

  for ages 86 to 90                                                      50,000                50,000


  ***These annual contribution limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


We will consider your contract void from the start if we do not receive initial purchase payment within 180 days from the application signed date.


Effective Jan. 26, 2009, additional purchase payments to your variable annuity contract with a Withdrawal Benefit rider or Enhanced Withdrawal Benefit rider will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.

We reserve the right to not accept purchase payments allocated to the fixed account for six months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

  - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.


26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received

  - if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. Any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  27

We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. The charge from the fixed account will not exceed $30 in any contract year.

We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:


                                                                 RAVA ADVANTAGE PLUS     RAVA SELECT PLUS

For nonqualified annuities                                              0.95%                  1.20%

For qualified annuities                                                 0.75%                  1.00%

For Band 3 annuities                                                    0.55%                  0.75%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account or the Special DCA account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:

CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.

CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings; or

- the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.


28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:


            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE
NUMBER OF COMPLETED                              NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
PURCHASE PAYMENT              PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE

           0                       7%                      0                      8%

           1                       7                       1                      8

           2                       7                       2                      8

           3                       6                       3                      7

           4                       5                       4                      7

           5                       4                       5                      6

           6                       2                       6                      5

           7+                      0                       7                      4

                                                           8                      3

                                                           9                      2

                                                          10+                     0


SURRENDER CHARGE UNDER RAVA SELECT PLUS:

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on contract earnings.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


CONTRACT YEAR      SURRENDER CHARGE PERCENTAGE

       1                        7%

       2                        7

       3                        7

     Thereafter                 0


PARTIAL SURRENDERS
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  29
investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary and on the benefit date. We prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Accumulation Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently, the Accumulation Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Accumulation Benefit rider fee will not exceed a maximum fee of 2.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the Accumulation Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee;


30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If you elect to change your PN program investment option after we have exercised our right to increase the fee for this rider, or after we have exercised our right to establish fees for this rider which vary by investment option, the increase in fees for this rider will become effective on the contract anniversary following your change. Any investment option changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your investment option, more than once in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Program"), the fee for this rider will be the greatest fee applicable to any investment option which you have selected during the contract year.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. For elective step ups, and the elective spousal continuation step ups, this change will be in effect for the entire contract year.

The charge does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must participate in the PN program with this rider (see "Portfolio Navigator Program"). Not available with Withdrawal Benefit.

WITHDRAWAL BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Withdrawal Benefit, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the Withdrawal Benefit rider fee does not vary with the PN program option selected; however we reserve the right to vary the fee for this rider for each investment option. The Withdrawal Benefit rider fee will not exceed a maximum of 2.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis. However, any change to the rider fee will only apply to existing contract owners if:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If you choose the spousal continuation step up or to change your PN program investment option after we have exercised our right to increase the fee for this rider, or after we have exercised our right to establish fees for this rider which vary by investment option, the increase in fees for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you make more than one change in the same contract year, the fee for this rider will be the greatest fee applicable to any change which you have selected during the contract year.

If you choose an annual elective step up, you will pay the fee we then charge. If you choose an elective step up on the first contract anniversary, any increase in fees for this rider for the step up will not become effective until the third contract year. In the event of more than one change in investment option, and/or an elective step up occurring in the same contract year, the fees for this rider will be the highest fee applicable to any of these changes.

(1) Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must participate in the PN program with this rider (see "Portfolio Navigator Program").

ROPP RIDER FEE
We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual charge of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  31
account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual charge of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) The MAV rider is only available if you are 75 or younger at the rider effective date and it is not available with 5-year MAV.

5-YEAR MAV RIDER FEE
We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual charge of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.

PN RIDER FEE
Before May 10, 2010, we deducted an annual charge of 0.10% of your variable account contract value less any excluded accounts. This fee is no longer applicable beginning May 10, 2010.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SPECIAL DCA ACCOUNT
We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges); and

- minus amounts transferred out.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation

32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS units from your contracts each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or charge for any optional death benefit with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the ROPP rider charge (if selected);

- a prorated portion of the MAV rider charge (if selected);

- a prorated portion of the 5-Year MAV rider charge (if selected);

- a prorated portion of the Accumulation Benefit rider charge (if selected); and/or

- a prorated portion of the Withdrawal Benefit rider charge (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN program is in effect. There is no charge for dollar-cost averaging.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  33

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                          Jan       $100           $20           5.00

                                                          Feb        100            18           5.56

you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low ...                          May        100            16           6.25
                                                          June       100            18           5.56
                                                          July       100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

- You cannot transfer existing contract values into a Special DCA account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA account value into the subaccounts you select.

- You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if the PN program is in effect and the PN program model portfolio you have selected, if applicable, includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the PN program model portfolio you have selected.)

- We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change. From time to time, we may credit interest to the Special DCA account at promotional rates that are higher than those we credit to the regular fixed account.

- We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

- Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.

- Funding from multiple sources is treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if the PN program is in effect

34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
  when you elect to end your participation in the Special DCA program, we will transfer the remaining balance to the PN program investment option you have selected).

- We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in more than one digit past the decimal numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing or by any other method acceptable to us. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Program" below).


ASSET ALLOCATION PROGRAM
(FOR CONTRACTS PURCHASED PRIOR TO NOV. 1, 2005)


For contracts purchased before Nov. 1, 2005, we offered an asset allocation program. You could elect to participate in the asset allocation program and there was no additional charge. If you purchased an optional Withdrawal Benefit rider, you were required to participate in the asset allocation program under the terms of the rider. The asset allocation program described in this section has been replaced with the PN program for all contracts. The following describes the program that existed prior to Nov. 1, 2005.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account (if available under the asset allocation program) that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your financial advisor may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or the fixed account and (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the asset allocation model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  35

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

Under the asset allocation program, the subaccounts and/or the fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for both nonqualified and qualified annuities.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the funds of funds investment options without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the asset target allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUNDS OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including

36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the funds of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous program, five model portfolios) ranging from conservative to aggressive. You may not use more than one investment option at a time.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account into the investment option or model portfolio you have chosen.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional rider that requires participation in the PN program and you make such a change, we may charge you a higher fee for your rider.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days' written notice.

RISKS. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  37
there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

LIVING BENEFIT RIDERS REQUIRING PARTICIPATION IN THE PN PROGRAM:
- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.

- WITHDRAWAL BENEFIT RIDER: The Withdrawal Benefit rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. Because you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount or the fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA account.


- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts. Because of this limitation, it may take you several years to transfer all your contract value from the fixed account. You should carefully consider whether the fixed account meets your investment criteria before you invest.


- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, and Special DCA account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  39

THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

*) Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the fixed account or the Special DCA account are not allowed.


40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA account.

- If you have Withdrawal Benefit rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
account)

 3 BY TELEPHONE

Call:


1-800-541-2251 (TOLL FREE)


518-869-8613


MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, ROPP charges, MAV charges, 5-Year MAV charges (see "Charges"). Federal income taxes and penalties as well as state and local income taxes may apply (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout
Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). Any partial surrender request that exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  41
explained to you. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.

Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;


42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon your death if you die before the settlement start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.


If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.


If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.




ADJUSTED PARTIAL SURRENDERS   =    PS X DB
                                  ---------
                                      CV








RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  43

PS     =  the partial surrender including any applicable surrender charge.
DB     =  the death benefit on the date of (but prior to) the partial surrender.
CV     =  the contract value on the date of (but prior to) the partial surrender.


EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

  We calculate the death benefit as follows:

The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                                 $20,000
        minus adjusted partial surrenders, calculated as:
        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
        for a death benefit of:                                                         $18,333



EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must give us written instructions to continue the contract as owner. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

  - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, as long as he or she is eligible, with the contract value equal to the

44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
  death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

  - purchase payments less minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)
The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.


ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT   =    PS X DB
                                                             ---------
                                                                 CV







PS        the amount by which the contract value is reduced as a result of the partial
       =  surrender.
DB     =  the death benefit on the date of (but prior to) the partial surrender.
CV     =  the contract value on the date of (but prior to) the partial surrender.


If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  45
the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP
- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the ROPP. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. IF YOUR SPOUSE WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.


46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)
The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the 5-Year MAV.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE 5-YEAR MAV
- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  47
the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER
The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

     -  Continue your contract;

     -  Take partial surrenders or make a full surrender; or

     -  Annuitize your contract.

The Accumulation Benefit may not be purchased with the optional Withdrawal Benefit rider. You should consider whether a Accumulation Benefit rider is appropriate for you because:

- you must participate in the PN program and you must be invested in one of the investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and will make monthly transfers into the investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your PN program investment option to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.


48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:
BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your PN program investment option after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see "Charges -- Accumulation Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  49
their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix B.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT AND ENHANCED WITHDRAWAL BENEFIT)
The Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge if you are 80 or younger on the date the contract is issued. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans.

The Withdrawal Benefit rider is not available under an inherited qualified annuity.

You must have elected the Withdrawal Benefit rider when you purchased your contract (original rider). The original rider you received at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three contract years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We offered you the option of replacing the original rider with a new Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three contract years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three contract years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Charges -- Surrender Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Withdrawal Benefit rider, you may not select the Accumulation Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator investment option, the rider charge may change (see "Charges").


50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Withdrawal Benefit is subject to certain restrictions and limitations described below:

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must participate in the PN program with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Program"). The PN program limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and will make monthly transfers into the investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program.");

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor if you selected this optional rider and if you have any questions about the use of this rider in your tax situation;

- LIMITATIONS ON PURCHASE PAYMENTS: Currently, we limit the cumulative amount of purchase payments to $100,000.

- NON-CANCELABLE: Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the GBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty and may be considered taxable income;

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue this administrative practice and will give you 30 days' written notice of any such change.

For contract holders subject to annual RMD rules under Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

- A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

- Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

- Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

- Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the rider.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1.  IRAs under Section 408(b) of the Code;

2.  Roth IRAs under Section 408A of the Code;

3.  SIMPLE IRA under Section 408(p) of the Code;

4.  SEP plans under Section 408 (k) of the Code;


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  51

5.  Custodial and investment only plans under Section 401 (a) of the Code;

6.  TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements would exceed your available withdrawal amount and may result in the reduction of your GBA and/or RBA as described under the excess withdrawal provision of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The annual life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups;

b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups:

c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an

52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
  additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up  -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that the RBA and the GBP are calculated after the reversal of any prior step ups.

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GPB is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

Under the original an rider, the GBP equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA; or (b) the RBA.

Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  53

- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above, and to surrender charges; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge (see the "Withdrawal Benefit Rider Fee" provision in the prospectus), the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups. The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

(a) Prior to any withdrawals during the first three contract years, the RBP will not be affected by the step up.

(b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up on contract anniversaries.


54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract.

Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step up. If the spousal continuation step up is processed automatically, the step up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

REMAINING BENEFIT AMOUNT PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit rider and the contract will terminate.

For an example, see Appendix B.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  55

- the annuitant's age and, in most cases, the annuitant's sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlive the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether the annuitant is living or not.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate (See
  "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of the surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

- WITHDRAWAL BENEFIT -- RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be

56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
  available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  57

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance


58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.


For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) are subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  59

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);




- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);


- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal


60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS or state income taxes. made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  61

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisor in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life of NY is responding to a request for information from the New York insurance regulator which was sent to all life insurers conducting business in New York.



RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                                   APPENDICES

The purpose of these appendices is to illustrate the operation of various contract features and riders and to provide condensed financial history disclosure regarding the subaccounts. In order to demonstrate these contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA account, fixed account and the fees and charges that apply to your contract.

The examples of the optional riders and death benefits in Appendix B include partial surrenders to illustrate the effect of these partial surrenders on the particular benefit. These examples are intended to show how the optional riders and death benefits operate, and do not take into account whether a particular optional rider or death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits and/or optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  63

APPENDIX A: EXAMPLE -- SURRENDER CHARGES


FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                           CONTRACT       CONTRACT
                                                          WITH GAIN      WITH LOSS
             Contract Value at time of full surrender:   $120,000.00    $ 80,000.00
                  Contract Value on prior anniversary:    115,000.00      85,000.00
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest of
          the earnings or 10% of the prior anniversary
          value:
                             Earnings in the contract:     20,000.00           0.00
               10% of the prior anniversary's contract     11,500.00       8,500.00
                                                value:
                                                         -----------    -----------
                                    Total Free Amount:     20,000.00       8,500.00
STEP 2.   We determine the TFA that is from Purchase
          Payments:
                                    Total Free Amount:     20,000.00       8,500.00
                             Earnings in the contract:     20,000.00           0.00
              Purchase Payments being Surrendered Free          0.00       8,500.00
                                                (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                  PR = [WD - TFA] / [CV - TFA]
                                                  WD =    120,000.00      80,000.00    = the amount of the
                                                                                         surrender
                                                 TFA =     20,000.00       8,500.00    = the total free amount,
                                                                                         step 1
                                                  CV =    120,000.00      80,000.00    = the contract value at
                                                                                         the time of the
                                                                                         surrender
                                                  PR =          100%           100%    = the premium ratio
STEP 4.   We calculate Chargeable Purchase Payments
          being Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                                  PR =          100%           100%    = premium ratio, step 3
                                                  PP =    100,000.00     100,000.00    = purchase payments not
                                                                                         previously surrendered
                                                 PPF =          0.00       8,500.00    = purchase payments
                                                                                         being surrendered free,
                                                                                         step 2
                                                 CPP =    100,000.00      91,500.00
STEP 5.   We calculate the Surrender Charges:
                         Chargeable Purchase Payments:    100,000.00      91,500.00
                          Surrender Charge Percentage:            7%             7%
                                     Surrender Charge:      7,000.00       6,405.00
STEP 6.   We calculate the Net Surrender Value:           120,000.00      80,000.00
                           Contract Value Surrendered:     (7,000.00)     (6,405.00)
                   Contract Charge (assessed upon full        (30.00)        (30.00)
                                           surrender):
                          Net Full Surrender Proceeds:    112,970.00      73,565.00




64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                         CONTRACT       CONTRACT
                                                        WITH GAIN      WITH LOSS
                   Contract Value at time of partial   $120,000.00    $ 80,000.00
                                          surrender:
                Contract Value on prior anniversary:    115,000.00      85,000.00
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest
          of the earnings or 10% of the prior
          anniversary value:
                           Earnings in the contract:     20,000.00           0.00
             10% of the prior anniversary's contract     11,500.00       8,500.00
                                              value:
                                                       -----------    -----------
                                  Total Free Amount:     20,000.00       8,500.00
STEP 2.   We determine the Amount Free that is from
          Purchase Payments:
                                  Total Free Amount:     20,000.00       8,500.00
                           Earnings in the contract:     20,000.00           0.00
            Purchase Payments being Surrendered Free          0.00       8,500.00
                                              (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                    PR = [WD - TFA] / [CV - TFA]
                                                WD =     50,000.00      50,000.00    = the amount of the
                                                                                       surrender
                                               TFA =     20,000.00       8,500.00    = the total free amount,
                                                                                       step 1
                                                CV =    120,000.00      80,000.00    = the contract value at
                                                                                       the time of surrender
                                                PR =           30%            58%    = the premium ratio
STEP 4.   We calculate the Chargeable Purchase
          Payments being Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                                PR =           30%            58%    = premium ratio, step 3
                                                PP =    100,000.00     100,000.00    = purchase payments not
                                                                                       previously surrendered
                                               PPF =          0.00       8,500.00    = purchase payments being
                                                                                       surrendered free, step
                                                                                       2
                                               CPP =     30,000.00      53,108.39    = chargeable purchase
                                                                                       payments being
                                                                                       surrendered
STEP 5.   We calculate the Surrender Charges:
                       Chargeable Purchase Payments:     30,000.00      53,108.39
                        Surrender Charge Percentage:            7%             7%
                                   Surrender Charge:         2,100          3,718
STEP 6.   We calculate the Net Surrender Value:
                         Contract Value Surrendered:     50,000.00      50,000.00
                                   Surrender Charge:     (2,100.00)     (3,717.59)
                     Net Partial Surrender Proceeds:     47,900.00      46,282.41




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  65

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage in the first completed year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                         CONTRACT       CONTRACT
                                                        WITH GAIN      WITH LOSS
           Contract Value at time of full surrender:   $120,000.00    $ 80,000.00
                Contract Value on prior anniversary:    115,000.00      85,000.00
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest
          of the earnings or 10% of the prior
          anniversary value:
                           Earnings in the Contract:     20,000.00           0.00
             10% of the prior anniversary's contract     11,500.00       8,500.00
                                              value:
                                                       -----------    -----------
                                  Total Free Amount:     20,000.00       8,500.00
STEP 2.   We determine the FA that is from Purchase
          Payments:
                                  Total Free Amount:     20,000.00       8,500.00
                           Earnings in the contract:     20,000.00           0.00
            Purchase Payments being Surrendered Free          0.00       8,500.00
                                              (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                  PR = [WD - TFA] / [CV - TFA]
                                                WD =    120,000.00      80,000.00    = the amount of the
                                                                                       surrender
                                               TFA =     20,000.00       8,500.00    = the total free amount,
                                                                                       step 1
                                                CV =    120,000.00      80,000.00    = the contract value at
                                                                                       the time of the
                                                                                       surrender
                                                PR =          100%           100%
STEP 4.   We calculate Chargeable Purchase Payments
          being Surrendered (CPP):
                  CPP = PR X (PP - PPF)
                                                PR =          100%           100%    = premium ratio, step 3
                                                PP =    100,000.00     100,000.00    = purchase payments not
                                                                                       previously surrendered
                                               PPF =          0.00       8,500.00    = purchase payments being
                                                                                       surrendered free,  step
                                                                                       2
                                               CPP =    100,000.00      91,500.00
STEP 5.   We calculate the Surrender Charges:
                       Chargeable Purchase Payments:    100,000.00      91,500.00
                        Surrender Charge Percentage:            7%             7%
                                   Surrender Charge:      7,000.00       6,405.00
STEP 6.   We calculate the Net Surrender Value:         120,000.00      80,000.00
                         Contract Value Surrendered:     (7,000.00)     (6,405.00)
                 Contract Charge (assessed upon full        (30.00)        (30.00)
                                         surrender):
                        Net Full Surrender Proceeds:    112,970.00      73,565.00




66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                         CONTRACT       CONTRACT
                                                        WITH GAIN      WITH LOSS
                   Contract Value at time of partial   $120,000.00    $ 80,000.00
                                          surrender:
                Contract Value on prior anniversary:    115,000.00      85,000.00
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest
          of the earnings or 10% of the prior
          anniversary value:
                           Earnings in the contract:     20,000.00           0.00
             10% of the prior anniversary's contract     11,500.00       8,500.00
                                              value:
                                                       -----------    -----------
                                  Total Free Amount:     20,000.00       8,500.00
STEP 2.   We determine the Amount Free that is from
          Purchase Payments:
                                  Total Free Amount:     20,000.00       8,500.00
                           Earnings in the contract:     20,000.00           0.00
            Purchase Payments being Surrendered Free          0.00       8,500.00
                                              (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                  PR = [WD - TFA] / [CV - TFA]
                                                WD =     50,000.00      50,000.00    = the amount of the
                                                                                       surrender
                                               TFA =     20,000.00       8,500.00    = the total free amount,
                                                                                       step 1
                                                CV =    120,000.00      80,000.00    = the contract value at
                                                                                       the time of surrender
                                                PR =           30%            58%    = the premium ratio
STEP 4.   We calculate the Chargeable Purchase
          Payments being Surrendered (CPP):
                  CPP = PR X (PP  -  PPF)
                                                PR =           30%            58%    = premium ratio, step 3
                                                PP =    100,000.00     100,000.00    = purchase payments not
                                                                                       previously surrendered
                                               PPF =          0.00       8,500.00    = purchase payments being
                                                                                       surrendered free, step
                                                                                       2
                                               CPP =     30,000.00      53,108.39    = chargeable purchase
                                                                                       payments being
                                                                                       surrendered
STEP 5.   We calculate the Surrender Charges:
                       Chargeable Purchase Payments:     30,000.00      53,108.39
                        Surrender Charge Percentage:            7%             7%
                                   Surrender Charge:         2,100          3,718
STEP 6.   We calculate the Net Surrender Value:
                         Contract Value Surrendered:     50,000.00      50,000.00
                                   Surrender Charge:     (2,100.00)     (3,717.59)
                     Net Partial Surrender Proceeds:     47,900.00      46,282.41




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  67

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- ACCUMULATION BENEFIT RIDER
The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

THE EXAMPLE ASSUMES:
- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the elective step-up option


                                                                                       HYPOTHETICAL
END OF       PARTIAL SURRENDER     MCAV ADJUSTMENT                   ACCUMULATION         ASSUMED
CONTRACT       (BEGINNING OF         FOR PARTIAL                        BENEFIT          CONTRACT
YEAR               YEAR)              SURRENDER          MCAV           AMOUNT             VALUE

1                  $    0               $    0         $100,000         $     0          $112,000

2                       0                    0          102,400               0           128,000

3                       0                    0          108,000               0           135,000

4                       0                    0          108,000               0           125,000

5                       0                    0          108,000               0           110,000

6                   2,000                1,964          106,036               0           122,000

7                       0                    0          112,000               0           140,000

8                       0                    0          112,000               0           121,000

9                   5,000                4,628          107,372               0            98,000

10                      0                    0          107,372          22,372            85,000


EXAMPLE -- WITHDRAWAL BENEFIT RIDER
The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- The contract earns a net return of -5%. All value is invested in the variable subaccounts.

- The Withdrawal Benefit rider fee is 0.60%.

- You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.


                                              CONTRACT VALUE            WITHDRAWAL         CONTRACT VALUE
CONTRACT YEAR                              (BEGINNING OF YEAR)     (BEGINNING OF YEAR)      (END OF YEAR)        GBA         RBA
1                                                $100,000                 $7,000               $88,350        $100,000     $93,000

2                                                  88,350                  7,000                76,819         100,000      86,000

3                                                  76,819                  7,000                65,930         100,000      79,000

4                                                  65,930                  7,000                55,648         100,000      72,000

5                                                  55,648                  7,000                45,938         100,000      65,000

6                                                  45,938                  7,000                36,769         100,000      58,000

7                                                  36,769                  7,000                28,111         100,000      51,000

8                                                  28,111                  7,000                19,905         100,000      44,000

9                                                  19,905                  7,000                12,156         100,000      37,000

10                                                 12,156                  7,000                 4,839         100,000      30,000

11                                                  4,839                  7,000                     0         100,000      23,000

12                                                      0                  7,000                     0         100,000      16,000

13                                                      0                  7,000                     0         100,000       9,000


68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                                              CONTRACT VALUE            WITHDRAWAL         CONTRACT VALUE
CONTRACT YEAR                              (BEGINNING OF YEAR)     (BEGINNING OF YEAR)      (END OF YEAR)        GBA         RBA

14                                                      0                  7,000                     0         100,000       2,000

15                                                      0                  2,000                     0         100,000           0


EXAMPLE -- ROPP DEATH BENEFIT
- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                                    $20,000
        minus adjusted partial surrenders, calculated as:
        $1,500 x $20,000
        ----------------  =                                                                 -1,667
             $18,000
        for a death benefit of:                                                            $18,333


EXAMPLE -- MAV DEATH BENEFIT
- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

        We calculate the death benefit as follows:
        The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                             $24,000
        plus purchase payments made since that anniversary:                                     +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $24,000
        ----------------  =                                                                 -1,636
             $22,000
        for a death benefit of:                                                            $22,364


EXAMPLE -- 5-YEAR MAV DEATH BENEFIT
- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

        We calculate the death benefit as follows:
        The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your 5-year contract anniversary contract values:                      $30,000
        plus purchase payments made since that anniversary:                                     +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $30,000
        ----------------  =                                                                 -1,800
             $25,000
        for a death benefit of:                                                            $28,200




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  69

APPENDIX C: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011.



VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO
  (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period             $1.28   $1.08   $0.71   $1.36   $1.14   $1.06   $1.00      --
Accumulation unit value at end of period                   $0.97   $1.28   $1.08   $0.71   $1.36   $1.14   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --       4       4      --      --      46       4      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period             $1.03   $0.92   $0.77   $1.30   $1.25   $1.08   $1.03   $1.00
Accumulation unit value at end of period                   $1.09   $1.03   $0.92   $0.77   $1.30   $1.25   $1.08   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --       5      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period             $1.11   $1.07   $0.80   $1.73   $1.64   $1.22   $1.06   $1.00
Accumulation unit value at end of period                   $0.89   $1.11   $1.07   $0.80   $1.73   $1.64   $1.22   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        25      24      75     172     142     103      58       3
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period             $1.42   $1.26   $0.95   $1.73   $1.48   $1.19   $1.06   $1.00
Accumulation unit value at end of period                   $1.24   $1.42   $1.26   $0.95   $1.73   $1.48   $1.19   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --       3       3      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period             $1.04   $0.88   $0.68   $0.90   $1.00      --      --      --
Accumulation unit value at end of period                   $1.02   $1.04   $0.88   $0.68   $0.90      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         4       4      63      74      86      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period             $1.07   $0.93   $0.69   $1.20   $1.00   $1.04   $1.00      --
Accumulation unit value at end of period                   $1.07   $1.07   $0.93   $0.69   $1.20   $1.00   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --     193      14      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period             $1.17   $1.04   $0.87   $1.20   $1.27   $1.08   $1.04   $1.00
Accumulation unit value at end of period                   $1.17   $1.17   $1.04   $0.87   $1.20   $1.27   $1.08   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        30      19      16      40      32      10       5      --
------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (11/15/2004)
Accumulation unit value at beginning of period             $1.12   $1.01   $0.81   $1.18   $1.16   $1.07   $1.02   $1.00
Accumulation unit value at end of period                   $1.17   $1.12   $1.01   $0.81   $1.18   $1.16   $1.07   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                         2       8       8       6       5      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.17   $1.05   $0.85   $1.22   $1.20   $1.06   $1.02   $1.00
Accumulation unit value at end of period                   $1.19   $1.17   $1.05   $0.85   $1.22   $1.20   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --       5       5      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.11   $1.12   $1.13   $1.11   $1.06   $1.02   $1.00   $1.00
Accumulation unit value at end of period                   $1.11   $1.11   $1.12   $1.13   $1.11   $1.06   $1.02   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                        22      13       2      14       2      38      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.27   $1.18   $1.03   $1.11   $1.06   $1.02   $1.01   $1.00
Accumulation unit value at end of period                   $1.34   $1.27   $1.18   $1.03   $1.11   $1.06   $1.02   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                         7       3     930   1,000     595     410      31      10
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.32   $1.14   $0.90   $1.52   $1.41   $1.18   $1.05   $1.00
Accumulation unit value at end of period                   $1.25   $1.32   $1.14   $0.90   $1.52   $1.41   $1.18   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        12      16     403     417     406     416      50       5
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.06   $0.91   $0.73   $1.28   $1.25   $1.09   $1.03   $1.00
Accumulation unit value at end of period                   $1.11   $1.06   $0.91   $0.73   $1.28   $1.25   $1.09   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        31      29      27      21      15      14      71       5
------------------------------------------------------------------------------------------------------------------------



70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $2.50   $2.10   $1.21   $2.64   $1.92   $1.44   $1.08   $1.00
Accumulation unit value at end of period                   $1.97   $2.50   $2.10   $1.21   $2.64   $1.92   $1.44   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                        20      43      68     105      77      64      24       2
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.29   $1.21   $1.10   $1.11   $1.03   $0.97   $1.03   $1.00
Accumulation unit value at end of period                   $1.34   $1.29   $1.21   $1.10   $1.11   $1.03   $0.97   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                         7       6     111     108     115      89       8      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.23   $1.19   $1.12   $1.12   $1.05   $1.04   $1.02   $1.00
Accumulation unit value at end of period                   $1.35   $1.23   $1.19   $1.12   $1.12   $1.05   $1.04   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        13       6     214      88      86      71      17      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period             $1.29   $1.16   $0.81   $1.09   $1.07   $1.00      --      --
Accumulation unit value at end of period                   $1.37   $1.29   $1.16   $0.81   $1.09   $1.07      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --       9       1       1       9       7      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.51   $1.33   $0.87   $1.17   $1.15   $1.05   $1.01   $1.00
Accumulation unit value at end of period                   $1.58   $1.51   $1.33   $0.87   $1.17   $1.15   $1.05   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                         1       2       2       2      26      22       9       3
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.46   $1.30   $0.92   $1.13   $1.11   $1.03   $1.01   $1.00
Accumulation unit value at end of period                   $1.54   $1.46   $1.30   $0.92   $1.13   $1.11   $1.03   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                        10      15     165      74     116      88       6      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.41   $1.25   $0.98   $1.66   $1.48   $1.20   $1.06   $1.00
Accumulation unit value at end of period                   $1.23   $1.41   $1.25   $0.98   $1.66   $1.48   $1.20   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        11       6       7      11       9       3       1       1
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.11   $0.95   $0.70   $1.27   $1.24   $1.12   $1.04   $1.00
Accumulation unit value at end of period                   $1.07   $1.11   $0.95   $0.70   $1.27   $1.24   $1.12   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                         3       1       1       2      15      12      19      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of period             $1.10   $0.91   $0.72   $1.20   $1.02   $1.00      --      --
Accumulation unit value at end of period                   $1.06   $1.10   $0.91   $0.72   $1.20   $1.02      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        19      15     321     275     240     123      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of period             $1.01   $0.89   $0.65   $1.27   $1.07   $1.00      --      --
Accumulation unit value at end of period                   $0.84   $1.01   $0.89   $0.65   $1.27   $1.07      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --       7     194     199     229     344      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.43   $1.14   $0.70   $1.28   $1.13   $1.14   $1.04   $1.00
Accumulation unit value at end of period                   $1.21   $1.43   $1.14   $0.70   $1.28   $1.13   $1.14   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (11/01/2005)
Accumulation unit value at beginning of period             $1.25   $1.02   $0.73   $1.34   $1.22   $1.06   $1.00      --
Accumulation unit value at end of period                   $1.14   $1.25   $1.02   $0.73   $1.34   $1.22   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         4       6     196     200     200     353      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.14   $1.00   $0.80   $1.27   $1.22   $1.06   $1.02   $1.00
Accumulation unit value at end of period                   $1.15   $1.14   $1.00   $0.80   $1.27   $1.22   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --       5      15      87       1      --       3      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.14   $0.95   $0.76   $1.26   $1.27   $1.07   $1.03   $1.00
Accumulation unit value at end of period                   $1.11   $1.14   $0.95   $0.76   $1.26   $1.27   $1.07   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.23   $0.97   $0.70   $1.15   $1.20   $1.08   $1.04   $1.00
Accumulation unit value at end of period                   $1.12   $1.23   $0.97   $0.70   $1.15   $1.20   $1.08   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  71

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.14   $1.12   $1.06   $1.10   $1.05   $1.02   $1.01   $1.00
Accumulation unit value at end of period                   $1.15   $1.14   $1.12   $1.06   $1.10   $1.05   $1.02   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                         1       1       2      28       2       3       4       4
------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period             $1.03   $0.89   $0.75   $1.13   $0.97   $1.00      --      --
Accumulation unit value at end of period                   $0.90   $1.03   $0.89   $0.75   $1.13   $0.97      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        22      40      45      10      20      90      --      --
------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period             $1.18   $1.08   $0.76   $1.04   $1.03   $1.00      --      --
Accumulation unit value at end of period                   $1.20   $1.18   $1.08   $0.76   $1.04   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         7       5     140      73      39      86      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period             $1.08   $0.93   $0.69   $1.21   $1.03   $1.00      --      --
Accumulation unit value at end of period                   $1.04   $1.08   $0.93   $0.69   $1.21   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        46      83     109     249     294     366      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.12   $0.98   $0.78   $1.34   $1.21   $1.08   $1.01   $1.00
Accumulation unit value at end of period                   $1.13   $1.12   $0.98   $0.78   $1.34   $1.21   $1.08   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --       5       4       1      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.70   $1.33   $0.95   $1.59   $1.38   $1.24   $1.06   $1.00
Accumulation unit value at end of period                   $1.50   $1.70   $1.33   $0.95   $1.59   $1.38   $1.24   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        43      30     106     127     120     102      37      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.33   $1.19   $0.94   $1.69   $1.46   $1.24   $1.05   $1.00
Accumulation unit value at end of period                   $1.09   $1.33   $1.19   $0.94   $1.69   $1.46   $1.24   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                         3       3       5       4       4      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $0.91   $0.76   $0.64   $1.12   $1.42   $1.19   $1.05   $1.00
Accumulation unit value at end of period                   $0.86   $0.91   $0.76   $0.64   $1.12   $1.42   $1.19   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        23      23      18      19      13      19       7       1
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.39   $1.09   $0.85   $1.27   $1.31   $1.12   $1.04   $1.00
Accumulation unit value at end of period                   $1.33   $1.39   $1.09   $0.85   $1.27   $1.31   $1.12   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                         3       3       9       6       9      10      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.20   $1.09   $0.87   $1.39   $1.35   $1.15   $1.04   $1.00
Accumulation unit value at end of period                   $1.18   $1.20   $1.09   $0.87   $1.39   $1.35   $1.15   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                         6      19      15      17      31      28      16      --
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.43   $1.15   $0.87   $1.39   $1.36   $1.17   $1.05   $1.00
Accumulation unit value at end of period                   $1.34   $1.43   $1.15   $0.87   $1.39   $1.36   $1.17   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        12      12       8      23      30      30      49      --
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.02   $0.90   $0.75   $1.20   $1.22   $1.09   $1.03   $1.00
Accumulation unit value at end of period                   $1.05   $1.02   $0.90   $0.75   $1.20   $1.22   $1.09   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        24      22      19      10       7       5      45      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (11/15/2004)
Accumulation unit value at beginning of period             $1.02   $0.89   $0.74   $1.30   $1.17   $1.11   $1.03   $1.00
Accumulation unit value at end of period                   $0.93   $1.02   $0.89   $0.74   $1.30   $1.17   $1.11   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        27      23      19      13       9       6      54      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II
Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (11/15/2004)
Accumulation unit value at beginning of period             $1.27   $1.08   $0.76   $1.45   $1.32   $1.14   $1.05   $1.00
Accumulation unit value at end of period                   $1.17   $1.27   $1.08   $0.76   $1.45   $1.32   $1.14   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
  Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------------



72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of period             $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period                   $0.92      --      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        11      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period             $1.07   $1.02   $0.81   $1.14   $1.03   $1.00      --      --
Accumulation unit value at end of period                   $1.10   $1.07   $1.02   $0.81   $1.14   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        43      33      21      33      23      83      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period             $1.40   $1.25   $0.93   $1.58   $1.39   $1.09   $1.00      --
Accumulation unit value at end of period                   $1.30   $1.40   $1.25   $0.93   $1.58   $1.39   $1.09      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --       5     113      96      78      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.29   $1.07   $0.68   $1.24   $1.15   $1.05   $1.03   $1.00
Accumulation unit value at end of period                   $1.22   $1.29   $1.07   $0.68   $1.24   $1.15   $1.05   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        61      27      51      48      13      12      11      --
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.12   $0.98   $0.76   $1.20   $1.23   $1.07   $1.03   $1.00
Accumulation unit value at end of period                   $1.09   $1.12   $0.98   $0.76   $1.20   $1.23   $1.07   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        29      25     111     152     174     238      98      --
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period             $0.98   $0.86   $0.63   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                   $0.92   $0.98   $0.86   $0.63   $1.06      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        10      22     306     277     311      --      --      --
------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period             $1.06   $0.85   $0.60   $1.02   $1.00      --      --      --
Accumulation unit value at end of period                   $1.07   $1.06   $0.85   $0.60   $1.02      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         4       4       1       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period             $1.22   $1.10   $0.79   $1.26   $1.14   $1.07   $1.03   $1.00
Accumulation unit value at end of period                   $1.22   $1.22   $1.10   $0.79   $1.26   $1.14   $1.07   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --       5       4       1      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period             $1.64   $1.21   $0.75   $1.24   $1.22   $1.09   $1.04   $1.00
Accumulation unit value at end of period                   $1.46   $1.64   $1.21   $0.75   $1.24   $1.22   $1.09   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        10       2       2       2       7       6       2      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period             $1.87   $1.66   $1.26   $2.03   $1.60   $1.23   $1.06   $1.00
Accumulation unit value at end of period                   $1.99   $1.87   $1.66   $1.26   $2.03   $1.60   $1.23   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        36      26      26      25      21      11       8      --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period             $1.06   $0.87   $0.62   $1.12   $1.23   $1.00      --      --
Accumulation unit value at end of period                   $0.94   $1.06   $0.87   $0.62   $1.12   $1.23      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        13      16      65      71      54      78      --      --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period             $1.31   $1.00   $0.64   $1.21   $0.99   $1.00      --      --
Accumulation unit value at end of period                   $1.21   $1.31   $1.00   $0.64   $1.21   $0.99      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         7       7       7       2       2      79      --      --
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period             $0.93   $0.76   $0.57   $1.07   $1.05   $1.00      --      --
Accumulation unit value at end of period                   $0.81   $0.93   $0.76   $0.57   $1.07   $1.05      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      67      73     107     107      --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.42   $1.23   $0.89   $1.50   $1.42   $1.22   $1.07   $1.00
Accumulation unit value at end of period                   $1.29   $1.42   $1.23   $0.89   $1.50   $1.42   $1.22   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                        10      14       8       4      21       9       1      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.38   $1.21   $1.03   $1.21   $1.11   $1.04   $1.02   $1.00
Accumulation unit value at end of period                   $1.39   $1.38   $1.21   $1.03   $1.21   $1.11   $1.04   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        13       9     207     182     194     133      40       2
------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  73

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.31   $1.07   $0.79   $1.28   $1.30   $1.14   $1.05   $1.00
Accumulation unit value at end of period                   $1.27   $1.31   $1.07   $0.79   $1.28   $1.30   $1.14   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --       1       2       3       3       3      --      --
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period             $1.27   $1.13   $0.94   $1.12   $1.04   $1.00      --      --
Accumulation unit value at end of period                   $1.29   $1.27   $1.13   $0.94   $1.12   $1.04      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        89      64     152     207     224     220      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.24   $1.22   $0.97   $1.18   $1.19   $1.17   $1.04   $1.00
Accumulation unit value at end of period                   $1.22   $1.24   $1.22   $0.97   $1.18   $1.19   $1.17   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                         2       1       7       8       5      17       6      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period             $1.22   $1.11   $0.90   $1.61   $1.50   $1.18   $1.06   $1.00
Accumulation unit value at end of period                   $1.01   $1.22   $1.11   $0.90   $1.61   $1.50   $1.18   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period             $1.13   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.07   $1.13      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period             $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.08   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period             $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.09   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       680   1,977      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period             $1.05   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.08   $1.05      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period             $1.05   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.08   $1.05      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     1,239   1,088      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period             $0.99   $0.90   $0.69   $1.12   $1.09   $1.00      --      --
Accumulation unit value at end of period                   $0.95   $0.99   $0.90   $0.69   $1.12   $1.09      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                         9      17     308     223     205     218      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.31   $1.08   $0.80   $1.27   $1.20   $1.04   $1.04   $1.00
Accumulation unit value at end of period                   $1.22   $1.31   $1.08   $0.80   $1.27   $1.20   $1.04   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period             $1.10   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.09   $1.10      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period             $1.10   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.09   $1.10      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       242     244      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period             $1.11   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.09   $1.11      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        15      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period             $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.09   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       386     465      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------



74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                         2011    2010    2009    2008    2007    2006    2005    2004
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period             $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.09   $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     1,144   1,144      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period             $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                   $1.09   $1.07      --      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       203     205      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period             $1.43   $1.16   $0.85   $1.25   $1.32   $1.11   $1.05   $1.00
Accumulation unit value at end of period                   $1.36   $1.43   $1.16   $0.85   $1.25   $1.32   $1.11   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                        11      13     151     162     188     106      41       7
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period             $2.07   $1.67   $1.12   $2.07   $1.79   $1.31   $1.09   $1.00
Accumulation unit value at end of period                   $1.76   $2.07   $1.67   $1.12   $2.07   $1.79   $1.31   $1.09
Number of accumulation units outstanding at end of
  period (000 omitted)                                        21      29      71      65      62      74      27       2
------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period             $1.35   $1.10   $0.78   $1.29   $1.24   $1.15   $1.04   $1.00
Accumulation unit value at end of period                   $1.29   $1.35   $1.10   $0.78   $1.29   $1.24   $1.15   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        41      31      90      74     100      62      45      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.31   $1.13   $0.98   $1.69   $1.48   $1.21   $1.06   $1.00
Accumulation unit value at end of period                   $1.13   $1.31   $1.13   $0.98   $1.69   $1.48   $1.21   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                         2       2     103       1       5      14       1      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period             $1.42   $1.15   $0.78   $1.32   $1.24   $1.11   $1.04   $1.00
Accumulation unit value at end of period                   $1.33   $1.42   $1.15   $0.78   $1.32   $1.24   $1.11   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (11/01/2005)
Accumulation unit value at beginning of period             $1.62   $1.28   $0.85   $1.45   $1.28   $1.05   $1.00      --
Accumulation unit value at end of period                   $1.54   $1.62   $1.28   $0.85   $1.45   $1.28   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                        --       4       4      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.26   $1.07   $0.71   $1.36   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period      $0.96   $1.26   $1.07   $0.71   $1.36   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   275     308     372     309     363     746     160      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.06   $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74   $0.97
Accumulation unit value at end of period      $1.12   $1.06   $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,097   3,865   5,230   6,632   8,669  10,042  10,828   9,073   5,594   2,924
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.69   $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92   $0.98
Accumulation unit value at end of period      $1.35   $1.69   $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,504   5,738   8,136  11,767  11,635  11,404   9,163   4,351   2,161     643
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.37   $1.22   $0.92   $1.68   $1.44   $1.16   $1.03   $0.91   $0.73   $0.93
Accumulation unit value at end of period      $1.19   $1.37   $1.22   $0.92   $1.68   $1.44   $1.16   $1.03   $0.91   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                   954   1,230   1,185   1,439   1,767   1,718   1,659   1,408     938     559
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.03   $0.87   $0.68   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.01   $1.03   $0.87   $0.68   $0.90      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,061   1,287   2,587   3,176   3,100      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.06   $0.92   $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period      $1.06   $1.06   $0.92   $0.69   $1.19   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   628     824     884     782     920   4,333     941      --      --      --
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  75

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.45   $1.29   $1.08   $1.49   $1.59   $1.35   $1.30   $1.15   $0.90   $1.04
Accumulation unit value at end of period      $1.45   $1.45   $1.29   $1.08   $1.49   $1.59   $1.35   $1.30   $1.15   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,902   5,111   6,018   7,174   9,957  10,957  10,497   6,900   4,207   2,339
---------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.04   $0.93   $0.75   $1.10   $1.08   $1.00   $0.95   $0.88   $0.75   $0.86
Accumulation unit value at end of period      $1.07   $1.04   $0.93   $0.75   $1.10   $1.08   $1.00   $0.95   $0.88   $0.75
Number of accumulation units outstanding at
  end of period (000 omitted)                   868   1,043   1,088   1,279   1,519   1,455   1,195     895     475     348
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.07   $0.96   $0.78   $1.12   $1.11   $0.98   $0.95   $0.87   $0.73   $0.84
Accumulation unit value at end of period      $1.09   $1.07   $0.96   $0.78   $1.12   $1.11   $0.98   $0.95   $0.87   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,727   2,222   2,605   1,564   2,567   2,359   2,268   2,153   1,566   1,122
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.15   $1.16   $1.16   $1.15   $1.10   $1.06   $1.04   $1.04   $1.04   $1.04
Accumulation unit value at end of period      $1.14   $1.15   $1.16   $1.16   $1.15   $1.10   $1.06   $1.04   $1.04   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                 6,770   8,242  11,219  20,529  16,724  14,587  10,666  11,956  12,254  15,264
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.53   $1.43   $1.25   $1.35   $1.29   $1.25   $1.23   $1.19   $1.14   $1.09
Accumulation unit value at end of period      $1.62   $1.53   $1.43   $1.25   $1.35   $1.29   $1.25   $1.23   $1.19   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                11,850  14,745  36,166  36,244  35,353  31,453  19,926  12,488  10,290   7,749
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.66   $1.43   $1.13   $1.91   $1.78   $1.50   $1.33   $1.14   $0.81   $1.01
Accumulation unit value at end of period      $1.56   $1.66   $1.43   $1.13   $1.91   $1.78   $1.50   $1.33   $1.14   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 9,056  12,073  25,983  25,626  25,064  25,790  17,139  10,241   4,410   2,358
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.75   $0.65   $0.53   $0.92   $0.90   $0.78   $0.74   $0.71   $0.55   $0.71
Accumulation unit value at end of period      $0.79   $0.75   $0.65   $0.53   $0.92   $0.90   $0.78   $0.74   $0.71   $0.55
Number of accumulation units outstanding at
  end of period (000 omitted)                 8,293  10,181  12,183  14,518  17,373  19,411  11,370   2,982     815     363
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $3.18   $2.68   $1.55   $3.37   $2.46   $1.85   $1.39   $1.13   $0.81   $0.87
Accumulation unit value at end of period      $2.50   $3.18   $2.68   $1.55   $3.37   $2.46   $1.85   $1.39   $1.13   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,534   1,778   3,010   4,784   3,347   3,067   2,792     711     217     149
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.82   $1.72   $1.55   $1.57   $1.47   $1.39   $1.47   $1.35   $1.20   $1.05
Accumulation unit value at end of period      $1.89   $1.82   $1.72   $1.55   $1.57   $1.47   $1.39   $1.47   $1.35   $1.20
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,385   4,348  10,317  10,760  10,966   9,253   6,917   4,157   2,454   1,346
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.22   $1.18   $1.11   $1.12   $1.04   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.33   $1.22   $1.18   $1.11   $1.12   $1.04   $1.04   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 5,081   5,961  17,784   9,290   9,325  10,578   6,543      21      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.28   $1.15   $0.81   $1.08   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.36   $1.28   $1.15   $0.81   $1.08   $1.07      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,052   1,043   1,201   1,374   2,102   2,297      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.82   $1.61   $1.05   $1.42   $1.40   $1.28   $1.24   $1.12   $0.90   $0.97
Accumulation unit value at end of period      $1.91   $1.82   $1.61   $1.05   $1.42   $1.40   $1.28   $1.24   $1.12   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,985   5,649   7,246   8,622  12,510  14,822  16,084  14,646   9,939   5,182
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.44   $1.28   $0.91   $1.13   $1.11   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period      $1.52   $1.44   $1.28   $0.91   $1.13   $1.11   $1.03   $1.01      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,367   2,602  12,726   7,714   6,770   6,653   1,815       6      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.02   $0.90   $0.71   $1.20   $1.07   $0.87   $0.77   $0.66   $0.52   $0.64
Accumulation unit value at end of period      $0.88   $1.02   $0.90   $0.71   $1.20   $1.07   $0.87   $0.77   $0.66   $0.52
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,288   1,549   1,835   2,245   2,990   3,257   3,145   2,082     359     191
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.53   $0.46   $0.34   $0.61   $0.60   $0.54   $0.50   $0.47   $0.39   $0.53
Accumulation unit value at end of period      $0.51   $0.53   $0.46   $0.34   $0.61   $0.60   $0.54   $0.50   $0.47   $0.39
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,823   5,077   5,927   7,359  10,651  12,217  13,724   6,535   5,159   3,200
---------------------------------------------------------------------------------------------------------------------------



76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.09   $0.90   $0.72   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.05   $1.09   $0.90   $0.72   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,253   4,382  20,511  16,940  11,279   7,246      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.00   $0.89   $0.65   $1.27   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.83   $1.00   $0.89   $0.65   $1.27   $1.07      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   847   1,089   1,464   1,986   1,950   3,548      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.53   $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85   $1.00
Accumulation unit value at end of period      $1.29   $1.53   $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                   640     835   1,066   1,091   1,416   1,560   1,403   1,420     998     351
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.38   $1.14   $0.81   $1.49   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period      $1.26   $1.38   $1.14   $0.81   $1.49   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   970   1,211   2,304   3,561   2,944   5,108     351      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.94   $0.82   $0.66   $1.06   $1.01   $0.89   $0.85   $0.78   $0.61   $0.80
Accumulation unit value at end of period      $0.95   $0.94   $0.82   $0.66   $1.06   $1.01   $0.89   $0.85   $0.78   $0.61
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,864   3,730   4,854   5,907   7,782   8,282   8,983   9,237   6,233   3,963
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.12   $0.94   $0.75   $1.25   $1.27   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.10   $1.12   $0.94   $0.75   $1.25   $1.27   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   256     168      91      95     137     187      70      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.46   $1.16   $0.83   $1.37   $1.44   $1.30   $1.25   $1.06   $0.72   $0.88
Accumulation unit value at end of period      $1.32   $1.46   $1.16   $0.83   $1.37   $1.44   $1.30   $1.25   $1.06   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                   665     926   1,132   1,628   1,938   2,442   3,007   2,896   1,716     913
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.29   $1.26   $1.21   $1.25   $1.19   $1.16   $1.15   $1.15   $1.14   $1.09
Accumulation unit value at end of period      $1.30   $1.29   $1.26   $1.21   $1.25   $1.19   $1.16   $1.15   $1.15   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,940   6,564   6,838   7,386   8,083   9,055  10,771  11,923   9,919   8,720
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.02   $0.88   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.89   $1.02   $0.88   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,206   1,289   1,510   1,174     752   2,782      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.17   $1.08   $0.75   $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.19   $1.17   $1.08   $0.75   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,928   2,988   8,896   7,053   6,237   6,662      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.07   $0.92   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.03   $1.07   $0.92   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,349   9,628  13,436  20,314  16,371  14,295      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.16   $1.02   $0.81   $1.40   $1.26   $1.13   $1.06   $1.01   $0.82   $1.00
Accumulation unit value at end of period      $1.17   $1.16   $1.02   $0.81   $1.40   $1.26   $1.13   $1.06   $1.01   $0.82
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,672   5,019   6,741   8,267  10,186  12,329  13,335  11,997   6,872   2,998
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.50   $1.96   $1.41   $2.36   $2.06   $1.85   $1.58   $1.27   $0.93   $1.04
Accumulation unit value at end of period      $2.21   $2.50   $1.96   $1.41   $2.36   $2.06   $1.85   $1.58   $1.27   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 5,651   7,443  11,345  14,767  16,235  17,466  16,249  12,408   7,511   3,349
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.49   $1.33   $1.06   $1.91   $1.64   $1.40   $1.19   $1.06   $0.75   $0.95
Accumulation unit value at end of period      $1.22   $1.49   $1.33   $1.06   $1.91   $1.64   $1.40   $1.19   $1.06   $0.75
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,667   2,645   3,386   4,277   5,424   5,781   5,952   5,831   2,326     836
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.70   $1.42   $1.20   $2.10   $2.67   $2.23   $1.98   $1.51   $1.12   $1.11
Accumulation unit value at end of period      $1.59   $1.70   $1.42   $1.20   $2.10   $2.67   $2.23   $1.98   $1.51   $1.12
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,774   2,253   2,898   3,752   5,585   8,096   9,097   7,490   4,889   2,603
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  77

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.34   $1.84   $1.44   $2.16   $2.23   $1.92   $1.78   $1.45   $1.10   $1.23
Accumulation unit value at end of period      $2.24   $2.34   $1.84   $1.44   $2.16   $2.23   $1.92   $1.78   $1.45   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,722   2,401   3,032   3,524   4,553   5,190   5,121   3,861   2,159   1,333
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.34   $1.21   $0.97   $1.55   $1.51   $1.29   $1.17   $1.05   $0.85   $0.97
Accumulation unit value at end of period      $1.32   $1.34   $1.21   $0.97   $1.55   $1.51   $1.29   $1.17   $1.05   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,385   4,613   5,877   7,136   9,225   9,112   7,513   4,483   2,574     801
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.52   $2.03   $1.54   $2.46   $2.40   $2.09   $1.86   $1.49   $1.17   $1.24
Accumulation unit value at end of period      $2.34   $2.52   $2.03   $1.54   $2.46   $2.40   $2.09   $1.86   $1.49   $1.17
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,712   3,666   4,665   6,095   8,658  10,266  10,617   6,770   4,304   2,280
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.88   $0.78   $0.65   $1.04   $1.07   $0.95   $0.90   $0.79   $0.62   $0.79
Accumulation unit value at end of period      $0.91   $0.88   $0.78   $0.65   $1.04   $1.07   $0.95   $0.90   $0.79   $0.62
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,619   4,755   5,810   6,981   8,779  10,535  11,511   4,998   3,397   2,661
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $0.97   $0.85   $0.71   $1.25   $1.12   $1.07   $0.99   $0.94   $0.73   $0.98
Accumulation unit value at end of period      $0.89   $0.97   $0.85   $0.71   $1.25   $1.12   $1.07   $0.99   $0.94   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,781   3,522   4,074   4,425   4,976   5,571   7,136   1,822     765     424
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.40   $1.19   $0.84   $1.61   $1.47   $1.27   $1.17   $1.02   $0.76   $0.98
Accumulation unit value at end of period      $1.29   $1.40   $1.19   $0.84   $1.61   $1.47   $1.27   $1.17   $1.02   $0.76
Number of accumulation units outstanding at
  end of period (000 omitted)                   390     577     559     733     969   1,132   1,066   1,023     738     426
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of
  period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $0.92      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   550      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.06   $1.01   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.06   $1.01   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   471     504     601     590     419   1,896      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.39   $1.24   $0.93   $1.57   $1.39   $1.09   $1.00      --      --      --
Accumulation unit value at end of period      $1.28   $1.39   $1.24   $0.93   $1.57   $1.39   $1.09      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,103   1,381   6,218   5,525   2,450      32      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $0.88   $0.73   $0.47   $0.85   $0.80   $0.73   $0.72   $0.69   $0.48   $0.91
Accumulation unit value at end of period      $0.83   $0.88   $0.73   $0.47   $0.85   $0.80   $0.73   $0.72   $0.69   $0.48
Number of accumulation units outstanding at
  end of period (000 omitted)                   986   1,234   1,165   1,165   1,261   1,350   1,704     718     403     215
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.11   $0.97   $0.76   $1.19   $1.23   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.08   $1.11   $0.97   $0.76   $1.19   $1.23   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,369   5,259   9,931  12,695  11,798  13,974  10,069      65      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.97   $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $0.91   $0.97   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,767   2,041  17,067  13,325   8,417      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of
  period                                      $1.06   $0.85   $0.60   $1.02   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.06   $0.85   $0.60   $1.02      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    80      87      94      64      46      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.72   $0.64   $0.47   $0.74   $0.68   $0.63   $0.61   $0.57   $0.47   $0.65
Accumulation unit value at end of period      $0.71   $0.72   $0.64   $0.47   $0.74   $0.68   $0.63   $0.61   $0.57   $0.47
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,457   3,018   4,024   5,305   6,287   7,893   8,647   7,097   5,911   4,123
---------------------------------------------------------------------------------------------------------------------------



78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.24   $0.92   $0.57   $0.95   $0.94   $0.83   $0.80   $0.76   $0.57   $0.85
Accumulation unit value at end of period      $1.10   $1.24   $0.92   $0.57   $0.95   $0.94   $0.83   $0.80   $0.76   $0.57
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,567   2,028   2,644   3,033   3,572   4,031   4,783   5,498   5,373   4,442
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.07   $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68   $0.89
Accumulation unit value at end of period      $2.18   $2.07   $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,422   1,828   2,262   2,719   3,277   3,617   2,792   1,406     718     283
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.05   $0.86   $0.61   $1.11   $1.23   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.93   $1.05   $0.86   $0.61   $1.11   $1.23      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   931     966   3,120   4,528   2,291   2,781      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.30   $0.99   $0.64   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.20   $1.30   $0.99   $0.64   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   673     774   1,089   1,210   1,294   2,389      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.92   $0.76   $0.57   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.80   $0.92   $0.76   $0.57   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   636     714   4,378   4,519   3,528   3,236      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.40   $1.22   $0.88   $1.49   $1.41   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period      $1.27   $1.40   $1.22   $0.88   $1.49   $1.41   $1.21   $1.07      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,190   1,599   1,943   2,308   3,032   3,158   1,793      45      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.37   $1.20   $1.02   $1.20   $1.11   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.37   $1.37   $1.20   $1.02   $1.20   $1.11   $1.04   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 9,900  13,311  28,569  31,552  30,934  20,585   9,132     152      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.30   $1.06   $0.78   $1.27   $1.30   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.26   $1.30   $1.06   $0.78   $1.27   $1.30   $1.14   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   454     619     844   1,049   1,233   1,204     468      15      --      --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.26   $1.13   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.28   $1.26   $1.13   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,840   3,896  11,742  12,942   9,560   9,475      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.15   $1.13   $0.90   $1.10   $1.11   $1.09   $0.97   $0.91   $0.78   $0.98
Accumulation unit value at end of period      $1.13   $1.15   $1.13   $0.90   $1.10   $1.11   $1.09   $0.97   $0.91   $0.78
Number of accumulation units outstanding at
  end of period (000 omitted)                   505     581     765   1,013   1,144   1,397   1,837   1,481   1,270     748
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.32   $1.21   $0.98   $1.75   $1.63   $1.29   $1.15   $1.00   $0.78   $0.96
Accumulation unit value at end of period      $1.09   $1.32   $1.21   $0.98   $1.75   $1.63   $1.29   $1.15   $1.00   $0.78
Number of accumulation units outstanding at
  end of period (000 omitted)                   813   1,000   1,406   1,843   2,419   2,803   3,193   3,359   3,718   2,109
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
  period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   551     785      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,418     782      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                10,873  12,544      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,714   1,170      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  79

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                13,381  11,054      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.98   $0.89   $0.68   $1.12   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.94   $0.98   $0.89   $0.68   $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,545   1,786  17,213  10,554   7,024   7,764      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.30   $1.07   $0.79   $1.26   $1.20   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period      $1.20   $1.30   $1.07   $0.79   $1.26   $1.20   $1.04   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   114     125     133     261     377     381     339      45      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.10   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                10,721   5,136      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.10   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                82,805  97,423      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 8,285   3,243      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                49,673  54,821      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,225   1,619      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                26,508  28,686      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
Accumulation unit value at beginning of
  period                                      $2.05   $1.66   $1.22   $1.80   $1.91   $1.60   $1.52   $1.28   $0.93   $1.07
Accumulation unit value at end of period      $1.94   $2.05   $1.66   $1.22   $1.80   $1.91   $1.60   $1.52   $1.28   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,293   2,885   8,642   9,275   8,677   7,149   7,106   4,860   4,184   2,710
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.94   $1.57   $1.05   $1.95   $1.69   $1.24   $1.03   $0.80   $0.54   $0.63
Accumulation unit value at end of period      $1.64   $1.94   $1.57   $1.05   $1.95   $1.69   $1.24   $1.03   $0.80   $0.54
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,351   5,556   9,670  10,494  11,177  12,711  11,740   7,114   4,070   1,930
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.00   $1.63   $1.16   $1.93   $1.85   $1.73   $1.56   $1.33   $0.94   $1.13
Accumulation unit value at end of period      $1.91   $2.00   $1.63   $1.16   $1.93   $1.85   $1.73   $1.56   $1.33   $0.94
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,825   6,432   9,667  11,268  13,451  14,502  14,569  10,599   6,621   2,942
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.29   $1.12   $0.98   $1.68   $1.48   $1.21   $1.06   $1.00      --      --
Accumulation unit value at end of period      $1.12   $1.29   $1.12   $0.98   $1.68   $1.48   $1.21   $1.06      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,099   1,530   6,732     836   1,104   1,366   1,120      14      --      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.54   $1.26   $0.86   $1.44   $1.36   $1.22   $1.14   $0.97   $0.72   $0.99
Accumulation unit value at end of period      $1.45   $1.54   $1.26   $0.86   $1.44   $1.36   $1.22   $1.14   $0.97   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,053     683     826     977   1,125   1,281   1,387   1,549   1,450     884
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.48   $1.18   $0.78   $1.34   $1.18   $0.97   $0.92   $0.81   $0.58   $0.94
Accumulation unit value at end of period      $1.40   $1.48   $1.18   $0.78   $1.34   $1.18   $0.97   $0.92   $0.81   $0.58
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,068   1,632   1,942   1,865   2,522   1,762   1,473   1,593   1,080     587
---------------------------------------------------------------------------------------------------------------------------





80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.25   $1.07   $0.70   $1.35   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period      $0.95   $1.25   $1.07   $0.70   $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   114     178     330     249     316     302      65      --      --      --
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.04   $0.93   $0.78   $1.34   $1.29   $1.11   $1.07   $0.97   $0.74   $0.96
Accumulation unit value at end of period      $1.10   $1.04   $0.93   $0.78   $1.34   $1.29   $1.11   $1.07   $0.97   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,662   2,011   2,557   3,315   5,003   5,777   6,121   5,022   3,923   2,930
---------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.66   $1.61   $1.21   $2.61   $2.49   $1.86   $1.61   $1.31   $0.92   $0.98
Accumulation unit value at end of period      $1.32   $1.66   $1.61   $1.21   $2.61   $2.49   $1.86   $1.61   $1.31   $0.92
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,344   3,170   4,591   6,466   6,875   6,633   5,012   2,202   1,112     400
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.34   $1.20   $0.91   $1.66   $1.42   $1.15   $1.03   $0.90   $0.73   $0.93
Accumulation unit value at end of period      $1.17   $1.34   $1.20   $0.91   $1.66   $1.42   $1.15   $1.03   $0.90   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                   596     758   1,017   1,298   1,457   1,664   1,703   1,507   1,149     700
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
  period                                      $1.02   $0.87   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.00   $1.02   $0.87   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   522     644   1,306   1,860   1,583      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.05   $0.91   $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period      $1.05   $1.05   $0.91   $0.69   $1.19   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   346     403     473     394     409   1,987     389      --      --      --
---------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.42   $1.27   $1.07   $1.47   $1.57   $1.34   $1.29   $1.14   $0.89   $1.04
Accumulation unit value at end of period      $1.42   $1.42   $1.27   $1.07   $1.47   $1.57   $1.34   $1.29   $1.14   $0.89
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,765   3,380   3,565   4,138   6,071   6,789   7,188   5,304   3,657   2,579
---------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.01   $0.91   $0.74   $1.08   $1.06   $0.99   $0.94   $0.88   $0.74   $0.86
Accumulation unit value at end of period      $1.05   $1.01   $0.91   $0.74   $1.08   $1.06   $0.99   $0.94   $0.88   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                   656     743   1,174   1,596   1,765   1,878   1,638     959     544     311
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.05   $0.94   $0.77   $1.10   $1.09   $0.97   $0.94   $0.86   $0.73   $0.84
Accumulation unit value at end of period      $1.07   $1.05   $0.94   $0.77   $1.10   $1.09   $0.97   $0.94   $0.86   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                   952   1,174   1,503   1,256   2,079   1,672   1,877   1,818   1,979   1,811
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.12   $1.13   $1.14   $1.13   $1.09   $1.05   $1.03   $1.04   $1.04   $1.04
Accumulation unit value at end of period      $1.11   $1.12   $1.13   $1.14   $1.13   $1.09   $1.05   $1.03   $1.04   $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                 6,574   7,460  10,791  17,221  16,036  11,540   7,130   8,287  10,038  12,020
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.50   $1.40   $1.23   $1.33   $1.28   $1.23   $1.22   $1.18   $1.14   $1.09
Accumulation unit value at end of period      $1.58   $1.50   $1.40   $1.23   $1.33   $1.28   $1.23   $1.22   $1.18   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,795   9,690  24,712  25,908  24,395  21,045  15,251  10,446   8,654   7,278
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.63   $1.41   $1.11   $1.89   $1.77   $1.49   $1.32   $1.13   $0.81   $1.01
Accumulation unit value at end of period      $1.53   $1.63   $1.41   $1.11   $1.89   $1.77   $1.49   $1.32   $1.13   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 5,804   7,452  15,846  16,588  17,673  17,788  12,648   8,024   4,235   2,480
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.74   $0.64   $0.52   $0.90   $0.89   $0.78   $0.74   $0.70   $0.55   $0.71
Accumulation unit value at end of period      $0.77   $0.74   $0.64   $0.52   $0.90   $0.89   $0.78   $0.74   $0.70   $0.55
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,385   4,208   5,331   6,962   9,846  11,629   5,105   1,558     831     450
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $3.12   $2.63   $1.52   $3.32   $2.43   $1.83   $1.38   $1.12   $0.81   $0.86
Accumulation unit value at end of period      $2.44   $3.12   $2.63   $1.52   $3.32   $2.43   $1.83   $1.38   $1.12   $0.81
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,311   1,541   2,172   3,087   2,342   2,078   1,792     593     234     195
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.78   $1.69   $1.53   $1.55   $1.45   $1.38   $1.46   $1.34   $1.20   $1.05
Accumulation unit value at end of period      $1.85   $1.78   $1.69   $1.53   $1.55   $1.45   $1.38   $1.46   $1.34   $1.20
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,690   3,431   7,293   7,887   7,970   6,731   5,648   3,777   2,836   1,944
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  81

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.20   $1.16   $1.10   $1.11   $1.04   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.31   $1.20   $1.16   $1.10   $1.11   $1.04   $1.03   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,253   3,615  10,837   6,093   4,970   5,558   3,131     218      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
  period                                      $1.27   $1.15   $0.80   $1.08   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.34   $1.27   $1.15   $0.80   $1.08   $1.07      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   721     677     731     890   1,311   1,573      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.79   $1.58   $1.04   $1.40   $1.39   $1.27   $1.23   $1.11   $0.90   $0.97
Accumulation unit value at end of period      $1.87   $1.79   $1.58   $1.04   $1.40   $1.39   $1.27   $1.23   $1.11   $0.90
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,821   3,661   5,150   6,762  10,346  11,919  13,288  12,815  10,123   5,961
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.42   $1.27   $0.90   $1.12   $1.10   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period      $1.50   $1.42   $1.27   $0.90   $1.12   $1.10   $1.03   $1.01      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,014   2,114   7,874   4,529   3,644   3,835   1,067       1      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.00   $0.88   $0.70   $1.18   $1.06   $0.86   $0.76   $0.66   $0.52   $0.64
Accumulation unit value at end of period      $0.86   $1.00   $0.88   $0.70   $1.18   $1.06   $0.86   $0.76   $0.66   $0.52
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,154   1,298   1,767   2,293   3,109   3,065   2,785   1,364     594     495
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.52   $0.45   $0.33   $0.60   $0.59   $0.54   $0.50   $0.46   $0.39   $0.53
Accumulation unit value at end of period      $0.50   $0.52   $0.45   $0.33   $0.60   $0.59   $0.54   $0.50   $0.46   $0.39
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,191   2,489   2,970   4,065   7,041   7,585   8,017   3,588   4,296   2,674
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.08   $0.89   $0.71   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.04   $1.08   $0.89   $0.71   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,763   3,451  13,094  10,986   6,387   3,929      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.99   $0.88   $0.65   $1.26   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.82   $0.99   $0.88   $0.65   $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   557     751     959   1,003   1,019   1,770      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.50   $1.20   $0.74   $1.35   $1.20   $1.22   $1.11   $1.03   $0.85   $0.99
Accumulation unit value at end of period      $1.26   $1.50   $1.20   $0.74   $1.35   $1.20   $1.22   $1.11   $1.03   $0.85
Number of accumulation units outstanding at
  end of period (000 omitted)                   437     488     854     698     907   1,092   1,256   1,359     811     401
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
  period                                      $1.37   $1.13   $0.81   $1.48   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period      $1.24   $1.37   $1.13   $0.81   $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   695     927   1,532   2,373   2,137   2,846     247      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.92   $0.81   $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61   $0.80
Accumulation unit value at end of period      $0.93   $0.92   $0.81   $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,437   3,157   4,108   4,734   5,995   6,656   7,646   7,782   5,947   3,742
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.11   $0.93   $0.75   $1.24   $1.26   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.08   $1.11   $0.93   $0.75   $1.24   $1.26   $1.07   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   196     127      65      58     137     175      76      --      --      --
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.43   $1.14   $0.82   $1.35   $1.42   $1.28   $1.24   $1.05   $0.72   $0.88
Accumulation unit value at end of period      $1.29   $1.43   $1.14   $0.82   $1.35   $1.42   $1.28   $1.24   $1.05   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                   515     560     661     922   1,550   1,998   2,289   2,188   1,581     998
---------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.27   $1.24   $1.19   $1.23   $1.18   $1.15   $1.14   $1.14   $1.14   $1.08
Accumulation unit value at end of period      $1.27   $1.27   $1.24   $1.19   $1.23   $1.18   $1.15   $1.14   $1.14   $1.14
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,531   4,895   5,800   6,695   7,227   7,765   9,250   9,832   9,828   8,010
---------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.01   $0.88   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.88   $1.01   $0.88   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,106   1,310   1,351   1,404     789   1,558      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.15   $1.07   $0.75   $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.17   $1.15   $1.07   $0.75   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,961   1,784   5,379   4,487   3,603   3,669      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.06   $0.91   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.02   $1.06   $0.91   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,126   5,421   7,800  12,130   8,730   7,042      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.14   $1.00   $0.80   $1.38   $1.25   $1.12   $1.05   $1.00   $0.82   $1.00
Accumulation unit value at end of period      $1.14   $1.14   $1.00   $0.80   $1.38   $1.25   $1.12   $1.05   $1.00   $0.82
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,621   3,376   4,356   5,347   7,618   9,099   9,746   8,735   6,117   3,320
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.46   $1.93   $1.39   $2.33   $2.04   $1.83   $1.57   $1.27   $0.93   $1.04
Accumulation unit value at end of period      $2.17   $2.46   $1.93   $1.39   $2.33   $2.04   $1.83   $1.57   $1.27   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,168   4,193   6,204   8,401   9,748  10,749  10,285   8,137   5,236   3,151
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.46   $1.31   $1.05   $1.88   $1.62   $1.39   $1.18   $1.05   $0.74   $0.95
Accumulation unit value at end of period      $1.20   $1.46   $1.31   $1.05   $1.88   $1.62   $1.39   $1.18   $1.05   $0.74
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,200   1,671   2,078   2,626   3,652   3,933   4,012   3,384   1,478     756
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.67   $1.39   $1.18   $2.07   $2.64   $2.21   $1.96   $1.50   $1.12   $1.11
Accumulation unit value at end of period      $1.56   $1.67   $1.39   $1.18   $2.07   $2.64   $2.21   $1.96   $1.50   $1.12
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,222   1,626   1,987   2,520   3,992   5,455   6,194   5,320   3,834   2,650
---------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.29   $1.81   $1.41   $2.13   $2.20   $1.90   $1.76   $1.44   $1.10   $1.22
Accumulation unit value at end of period      $2.19   $2.29   $1.81   $1.41   $2.13   $2.20   $1.90   $1.76   $1.44   $1.10
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,038   1,294   1,730   2,095   3,284   3,540   3,470   2,522   1,628     986
---------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.31   $1.19   $0.96   $1.53   $1.50   $1.28   $1.17   $1.04   $0.84   $0.97
Accumulation unit value at end of period      $1.29   $1.31   $1.19   $0.96   $1.53   $1.50   $1.28   $1.17   $1.04   $0.84
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,219   2,972   3,424   3,761   4,875   4,583   3,446   2,367   1,668     932
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $2.47   $2.00   $1.51   $2.43   $2.37   $2.06   $1.85   $1.48   $1.16   $1.23
Accumulation unit value at end of period      $2.29   $2.47   $2.00   $1.51   $2.43   $2.37   $2.06   $1.85   $1.48   $1.16
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,011   2,559   3,248   4,092   6,530   7,397   7,580   5,065   3,549   2,398
---------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.86   $0.77   $0.64   $1.03   $1.06   $0.94   $0.89   $0.79   $0.61   $0.79
Accumulation unit value at end of period      $0.89   $0.86   $0.77   $0.64   $1.03   $1.06   $0.94   $0.89   $0.79   $0.61
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,847   2,474   3,364   4,344   5,998   7,046   7,488   4,379   2,692   2,301
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $0.95   $0.84   $0.70   $1.23   $1.11   $1.06   $0.98   $0.93   $0.73   $0.98
Accumulation unit value at end of period      $0.87   $0.95   $0.84   $0.70   $1.23   $1.11   $1.06   $0.98   $0.93   $0.73
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,055   1,275   1,663   2,328   2,975   3,202   3,245   1,172     537     373
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares
changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.37   $1.17   $0.83   $1.59   $1.45   $1.26   $1.16   $1.02   $0.76   $0.98
Accumulation unit value at end of period      $1.26   $1.37   $1.17   $0.83   $1.59   $1.45   $1.26   $1.16   $1.02   $0.76
Number of accumulation units outstanding at
  end of period (000 omitted)                   154     217     252     363     574     711     686     562     313     250
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of
  period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $0.92      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   386      --      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.05   $1.01   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05   $1.01   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   283     381     432     545     444     892      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  83

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
  period                                      $1.38   $1.23   $0.92   $1.57   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period      $1.27   $1.38   $1.23   $0.92   $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   907   1,139   3,824   3,203   1,506      41      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $0.87   $0.72   $0.46   $0.84   $0.79   $0.72   $0.71   $0.69   $0.48   $0.91
Accumulation unit value at end of period      $0.82   $0.87   $0.72   $0.46   $0.84   $0.79   $0.72   $0.71   $0.69   $0.48
Number of accumulation units outstanding at
  end of period (000 omitted)                   383     511     600     621     929     977     995     735     533     241
---------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.10   $0.96   $0.75   $1.18   $1.22   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period      $1.06   $1.10   $0.96   $0.75   $1.18   $1.22   $1.06   $1.03      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,111   2,641   5,235   6,904   5,924   6,990   4,754      97      --      --
---------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                      $0.96   $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $0.90   $0.96   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   880   1,036   9,604   7,662   4,056      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of
  period                                      $1.05   $0.85   $0.60   $1.02   $1.00      --      --      --      --      --
Accumulation unit value at end of period      $1.05   $1.05   $0.85   $0.60   $1.02      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    62      25      33      25      57      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $0.70   $0.63   $0.46   $0.73   $0.67   $0.63   $0.61   $0.56   $0.46   $0.65
Accumulation unit value at end of period      $0.70   $0.70   $0.63   $0.46   $0.73   $0.67   $0.63   $0.61   $0.56   $0.46
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,895   2,440   2,935   2,841   3,602   4,618   5,560   5,021   4,726   4,234
---------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.22   $0.90   $0.56   $0.94   $0.92   $0.83   $0.79   $0.75   $0.57   $0.85
Accumulation unit value at end of period      $1.08   $1.22   $0.90   $0.56   $0.94   $0.92   $0.83   $0.79   $0.75   $0.57
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,079   1,397   1,422   1,779   2,321   2,844   3,667   4,463   4,471   3,982
---------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
  period                                      $2.03   $1.80   $1.37   $2.22   $1.76   $1.36   $1.18   $0.91   $0.68   $0.89
Accumulation unit value at end of period      $2.14   $2.03   $1.80   $1.37   $2.22   $1.76   $1.36   $1.18   $0.91   $0.68
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,433   1,697   1,909   2,107   2,729   2,801   2,287   1,297     759     512
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.04   $0.86   $0.61   $1.11   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.92   $1.04   $0.86   $0.61   $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   538     570   1,775   2,665   1,324   1,445      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.29   $0.98   $0.63   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.19   $1.29   $0.98   $0.63   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   557     566     605     622     495   1,082      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.91   $0.75   $0.57   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.79   $0.91   $0.75   $0.57   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   360     381   2,376   2,572   1,809   1,600      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.38   $1.21   $0.87   $1.48   $1.41   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period      $1.25   $1.38   $1.21   $0.87   $1.48   $1.41   $1.21   $1.07      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,403   1,548   1,583   1,652   2,077   2,319   1,151      31      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.35   $1.19   $1.01   $1.20   $1.10   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period      $1.35   $1.35   $1.19   $1.01   $1.20   $1.10   $1.04   $1.02      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,125   9,149  18,400  19,714  18,443  11,811   5,096      84      --      --
---------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.05   $0.77   $1.26   $1.29   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.24   $1.28   $1.05   $0.77   $1.26   $1.29   $1.14   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   470     646     732     760   1,153     883     417      22      --      --
---------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                      $1.25   $1.12   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period      $1.26   $1.25   $1.12   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,457   3,057   7,370   8,193   5,022   4,812      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.13   $1.11   $0.89   $1.08   $1.10   $1.08   $0.96   $0.91   $0.77   $0.98
Accumulation unit value at end of period      $1.10   $1.13   $1.11   $0.89   $1.08   $1.10   $1.08   $0.96   $0.91   $0.77
Number of accumulation units outstanding at
  end of period (000 omitted)                   327     391     461     620     784     900     883     817     724     514
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.29   $1.19   $0.96   $1.73   $1.61   $1.27   $1.15   $1.00   $0.78   $0.96
Accumulation unit value at end of period      $1.06   $1.29   $1.19   $0.96   $1.73   $1.61   $1.27   $1.15   $1.00   $0.78
Number of accumulation units outstanding at
  end of period (000 omitted)                   294     372     594     868   1,505   1,655   2,044   2,305   2,650   1,994
---------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
  period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.06   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   233     267      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,473     976      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 4,764   4,986      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 9,044   2,797      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                 7,664   5,748      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
  period                                      $0.97   $0.88   $0.68   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period      $0.93   $0.97   $0.88   $0.68   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   560     711   9,462   5,838   3,261   3,580      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.06   $0.78   $1.25   $1.19   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period      $1.19   $1.28   $1.06   $0.78   $1.25   $1.19   $1.04   $1.04      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                    34      38      79      68     147     142     161      42      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                71,003  23,480      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                49,913  58,524      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                32,460   7,790      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                23,909  29,598      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                23,560   7,958      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
  period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period      $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                16,640  20,699      --      --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  85

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                           2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
---------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
Accumulation unit value at beginning of
  period                                      $2.01   $1.63   $1.21   $1.78   $1.89   $1.59   $1.51   $1.27   $0.93   $1.07
Accumulation unit value at end of period      $1.90   $2.01   $1.63   $1.21   $1.78   $1.89   $1.59   $1.51   $1.27   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 1,262   1,653   4,980   5,355   4,855   4,430   4,724   3,930   3,089   2,209
---------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.90   $1.54   $1.04   $1.92   $1.67   $1.23   $1.02   $0.79   $0.54   $0.63
Accumulation unit value at end of period      $1.61   $1.90   $1.54   $1.04   $1.92   $1.67   $1.23   $1.02   $0.79   $0.54
Number of accumulation units outstanding at
  end of period (000 omitted)                 2,793   3,411   5,754   6,744   8,393   8,969   8,190   5,277   3,289   2,052
---------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of
  period                                      $1.96   $1.60   $1.14   $1.90   $1.82   $1.71   $1.55   $1.32   $0.93   $1.13
Accumulation unit value at end of period      $1.87   $1.96   $1.60   $1.14   $1.90   $1.82   $1.71   $1.55   $1.32   $0.93
Number of accumulation units outstanding at
  end of period (000 omitted)                 3,455   4,414   6,599   7,777   9,982  11,009  11,377   8,711   6,164   3,595
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
  period                                      $1.28   $1.11   $0.97   $1.67   $1.47   $1.21   $1.05   $1.00      --      --
Accumulation unit value at end of period      $1.10   $1.28   $1.11   $0.97   $1.67   $1.47   $1.21   $1.05      --      --
Number of accumulation units outstanding at
  end of period (000 omitted)                   575     673   3,967     460     658     813     645      40      --      --
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
  period                                      $1.51   $1.24   $0.84   $1.42   $1.35   $1.21   $1.13   $0.97   $0.72   $0.99
Accumulation unit value at end of period      $1.42   $1.51   $1.24   $0.84   $1.42   $1.35   $1.21   $1.13   $0.97   $0.72
Number of accumulation units outstanding at
  end of period (000 omitted)                   965     677     792     896   1,001   1,175   1,240   1,207   1,199     982
---------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
  period                                      $1.45   $1.16   $0.76   $1.32   $1.17   $0.96   $0.91   $0.81   $0.58   $0.94
Accumulation unit value at end of period      $1.37   $1.45   $1.16   $0.76   $1.32   $1.17   $0.96   $0.91   $0.81   $0.58
Number of accumulation units outstanding at
  end of period (000 omitted)                   683   1,016   1,258   1,243   1,559   1,303   1,423   1,489   1,344     816
---------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period     $1.25   $1.06  $0.70  $1.35  $1.14  $1.06  $1.00     --     --     --
Accumulation unit value at end of period           $0.95   $1.25  $1.06  $0.70  $1.35  $1.14  $1.06     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             29      26     74     39     61    150     25     --     --     --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period     $1.33   $1.19  $1.00  $1.70  $1.64  $1.41  $1.37  $1.24  $0.95  $1.00
Accumulation unit value at end of period           $1.40   $1.33  $1.19  $1.00  $1.70  $1.64  $1.41  $1.37  $1.24  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                            187     234    286    374    658    767    893    671    320      7
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period     $1.84   $1.78  $1.34  $2.90  $2.78  $2.07  $1.80  $1.45  $1.02  $1.00
Accumulation unit value at end of period           $1.47   $1.84  $1.78  $1.34  $2.90  $2.78  $2.07  $1.80  $1.45  $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                            551     621  1,087  1,769  1,761  1,895  1,469    792    354     21
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period     $1.79   $1.60  $1.21  $2.21  $1.90  $1.53  $1.37  $1.21  $0.98  $1.00
Accumulation unit value at end of period           $1.56   $1.79  $1.60  $1.21  $2.21  $1.90  $1.53  $1.37  $1.21  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                             58     109     87    116    159    238    287    242     72     --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period     $1.02   $0.87  $0.67  $0.90  $1.00     --     --     --     --     --
Accumulation unit value at end of period           $1.00   $1.02  $0.87  $0.67  $0.90     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             51      49    366    768  1,102     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period     $1.05   $0.91  $0.68  $1.18  $0.99  $1.04  $1.00     --     --     --
Accumulation unit value at end of period           $1.04   $1.05  $0.91  $0.68  $1.18  $0.99  $1.04     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            117     111    112    136    159  1,283    301     --     --     --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period     $1.56   $1.40  $1.18  $1.63  $1.73  $1.48  $1.42  $1.26  $0.99  $1.00
Accumulation unit value at end of period           $1.56   $1.56  $1.40  $1.18  $1.63  $1.73  $1.48  $1.42  $1.26  $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            438     431    472    658  1,255  1,765  1,974    888    297     29
------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period     $1.30   $1.17  $0.94  $1.38  $1.36  $1.26  $1.21  $1.13  $0.95  $1.00
Accumulation unit value at end of period           $1.34   $1.30  $1.17  $0.94  $1.38  $1.36  $1.26  $1.21  $1.13  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                             21      21     23     33     36     74    181    192      6     --
------------------------------------------------------------------------------------------------------------------------



86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.39   $1.25  $1.02  $1.46  $1.45  $1.28  $1.25  $1.15  $0.96  $1.00
Accumulation unit value at end of period           $1.41   $1.39  $1.25  $1.02  $1.46  $1.45  $1.28  $1.25  $1.15  $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                            141     163    232    172    552    222    183     82     38     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.08   $1.09  $1.10  $1.08  $1.04  $1.01  $0.99  $0.99  $1.00  $1.00
Accumulation unit value at end of period           $1.06   $1.08  $1.09  $1.10  $1.08  $1.04  $1.01  $0.99  $0.99  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            410     669  1,148  2,741  1,930  1,762  1,751  2,006    888    132
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.34   $1.25  $1.10  $1.19  $1.14  $1.10  $1.09  $1.05  $1.02  $1.00
Accumulation unit value at end of period           $1.41   $1.34  $1.25  $1.10  $1.19  $1.14  $1.10  $1.09  $1.05  $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,332   2,593  8,566  8,752  9,526  8,383  3,535  1,139    622      3
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $2.00   $1.72  $1.37  $2.32  $2.17  $1.83  $1.63  $1.39  $1.00  $1.00
Accumulation unit value at end of period           $1.88   $2.00  $1.72  $1.37  $2.32  $2.17  $1.83  $1.63  $1.39  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,013   1,241  3,694  3,962  4,062  4,317  2,866  1,676    227     10
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.24   $1.07  $0.87  $1.51  $1.49  $1.30  $1.24  $1.18  $0.93  $1.00
Accumulation unit value at end of period           $1.29   $1.24  $1.07  $0.87  $1.51  $1.49  $1.30  $1.24  $1.18  $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                            493     611    760    954  1,243  1,440  1,293    138     28     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $3.87   $3.27  $1.90  $4.14  $3.03  $2.28  $1.72  $1.40  $1.01  $1.00
Accumulation unit value at end of period           $3.03   $3.87  $3.27  $1.90  $4.14  $3.03  $2.28  $1.72  $1.40  $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                            157     170    381    809    593    539    605     83     23     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.54   $1.46  $1.32  $1.34  $1.26  $1.19  $1.27  $1.16  $1.04  $1.00
Accumulation unit value at end of period           $1.60   $1.54  $1.46  $1.32  $1.34  $1.26  $1.19  $1.27  $1.16  $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                            467     596  2,208  2,482  3,061  2,526  1,503    737    253      7
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.20   $1.16  $1.10  $1.11  $1.04  $1.03  $1.02  $1.00     --     --
Accumulation unit value at end of period           $1.30   $1.20  $1.16  $1.10  $1.11  $1.04  $1.03  $1.02     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            844   1,006  4,005  2,228  2,807  3,435  1,777     71     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period     $1.27   $1.14  $0.80  $1.08  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.34   $1.27  $1.14  $0.80  $1.08  $1.07     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            133     170    243    262    385    500     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $2.04   $1.81  $1.19  $1.60  $1.59  $1.45  $1.41  $1.28  $1.03  $1.00
Accumulation unit value at end of period           $2.14   $2.04  $1.81  $1.19  $1.60  $1.59  $1.45  $1.41  $1.28  $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                            461     557    724    821  1,358  1,921  2,181  1,934    936     15
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.42   $1.27  $0.90  $1.12  $1.10  $1.03  $1.01  $1.00     --     --
Accumulation unit value at end of period           $1.49   $1.42  $1.27  $0.90  $1.12  $1.10  $1.03  $1.01     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            240     303  2,818  1,894  2,076  2,349    446     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.87   $1.66  $1.32  $2.23  $2.00  $1.63  $1.44  $1.24  $0.98  $1.00
Accumulation unit value at end of period           $1.62   $1.87  $1.66  $1.32  $2.23  $2.00  $1.63  $1.44  $1.24  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                             94     114    151    168    334    354    322    126     43     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.27   $1.09  $0.81  $1.46  $1.44  $1.31  $1.21  $1.13  $0.94  $1.00
Accumulation unit value at end of period           $1.22   $1.27  $1.09  $0.81  $1.46  $1.44  $1.31  $1.21  $1.13  $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                            256     349    428    472    759    973  1,167    595    309     22
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of period     $1.07   $0.89  $0.71  $1.19  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.04   $1.07  $0.89  $0.71  $1.19  $1.02     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            493     603  4,485  3,709  2,790  2,140     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of period     $0.99   $0.88  $0.64  $1.26  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period           $0.82   $0.99  $0.88  $0.64  $1.26  $1.07     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            119     151    169    214    178    960     --     --     --     --
------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  87

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.73   $1.38  $0.86  $1.57  $1.39  $1.41  $1.29  $1.19  $0.98  $1.00
Accumulation unit value at end of period           $1.45   $1.73  $1.38  $0.86  $1.57  $1.39  $1.41  $1.29  $1.19  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                             45      55     75    104    146    210    346    387    142      7
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of period     $1.36   $1.12  $0.81  $1.48  $1.36  $1.19  $1.00     --     --     --
Accumulation unit value at end of period           $1.23   $1.36  $1.12  $0.81  $1.48  $1.36  $1.19     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            126     156    355    751    813  1,468     52     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.42   $1.25  $1.00  $1.61  $1.55  $1.36  $1.31  $1.20  $0.95  $1.00
Accumulation unit value at end of period           $1.43   $1.42  $1.25  $1.00  $1.61  $1.55  $1.36  $1.31  $1.20  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                            229     276    300    419    885  1,065  1,178    842    212     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.11   $0.93  $0.74  $1.24  $1.26  $1.07  $1.03  $1.00     --     --
Accumulation unit value at end of period           $1.08   $1.11  $0.93  $0.74  $1.24  $1.26  $1.07  $1.03     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             68      40     21     10     29     43     10     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.93   $1.54  $1.11  $1.82  $1.92  $1.74  $1.68  $1.43  $0.98  $1.00
Accumulation unit value at end of period           $1.75   $1.93  $1.54  $1.11  $1.82  $1.92  $1.74  $1.68  $1.43  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                             82     114    100    136    170    325    350    369     76      8
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.11   $1.09  $1.04  $1.08  $1.04  $1.01  $1.00  $1.01  $1.00  $1.00
Accumulation unit value at end of period           $1.12   $1.11  $1.09  $1.04  $1.08  $1.04  $1.01  $1.00  $1.01  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            615     786    804    972  1,041  1,265  1,585  1,420    839    137
------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period     $1.01   $0.87  $0.74  $1.13  $0.97  $1.00     --     --     --     --
Accumulation unit value at end of period           $0.87   $1.01  $0.87  $0.74  $1.13  $0.97     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            141     186    215    281    235  1,052     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period     $1.15   $1.07  $0.75  $1.03  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.17   $1.15  $1.07  $0.75  $1.03  $1.03     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            402     392  1,993  1,888  2,239  2,644     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period     $1.05   $0.91  $0.68  $1.20  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.02   $1.05  $0.91  $0.68  $1.20  $1.03     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            886     977  1,847  3,810  3,538  3,713     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $1.33   $1.17  $0.93  $1.62  $1.47  $1.31  $1.23  $1.18  $0.97  $1.00
Accumulation unit value at end of period           $1.34   $1.33  $1.17  $0.93  $1.62  $1.47  $1.31  $1.23  $1.18  $0.97
Number of accumulation units outstanding at end
  of period (000 omitted)                            696     907  1,024  1,260  1,786  2,167  2,418  1,811    806     37
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $2.64   $2.07  $1.50  $2.50  $2.19  $1.97  $1.69  $1.37  $1.00  $1.00
Accumulation unit value at end of period           $2.33   $2.64  $2.07  $1.50  $2.50  $2.19  $1.97  $1.69  $1.37  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            620     744  1,337  2,138  2,477  3,028  2,674  1,897    567     17
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $1.85   $1.65  $1.32  $2.39  $2.06  $1.77  $1.50  $1.34  $0.94  $1.00
Accumulation unit value at end of period           $1.51   $1.85  $1.65  $1.32  $2.39  $2.06  $1.77  $1.50  $1.34  $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                            133     167    185    268    420    513    557    419    104     17
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $1.51   $1.26  $1.07  $1.87  $2.39  $2.00  $1.78  $1.37  $1.02  $1.00
Accumulation unit value at end of period           $1.41   $1.51  $1.26  $1.07  $1.87  $2.39  $2.00  $1.78  $1.37  $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                            291     319    337    391    524    800    981    673    256     15
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $2.08   $1.64  $1.28  $1.93  $2.00  $1.72  $1.60  $1.31  $1.00  $1.00
Accumulation unit value at end of period           $1.98   $2.08  $1.64  $1.28  $1.93  $2.00  $1.72  $1.60  $1.31  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            209     243    296    356    512    911    737    370    224     13
------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $1.54   $1.40  $1.12  $1.80  $1.76  $1.50  $1.37  $1.23  $0.99  $1.00
Accumulation unit value at end of period           $1.51   $1.54  $1.40  $1.12  $1.80  $1.76  $1.50  $1.37  $1.23  $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            613     747    793  1,046  1,559  1,733  1,384  1,109    402     30
------------------------------------------------------------------------------------------------------------------------



88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period     $2.07   $1.67  $1.27  $2.04  $2.00  $1.73  $1.55  $1.25  $0.98  $1.00
Accumulation unit value at end of period           $1.92   $2.07  $1.67  $1.27  $2.04  $2.00  $1.73  $1.55  $1.25  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                            424     555    653    869  1,520  2,091  2,234    965    307     29
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND -  INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period     $1.32   $1.18  $0.98  $1.58  $1.62  $1.45  $1.38  $1.21  $0.94  $1.00
Accumulation unit value at end of period           $1.36   $1.32  $1.18  $0.98  $1.58  $1.62  $1.45  $1.38  $1.21  $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                            285     361    468    610    883  1,109  1,210    276    110     11
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (11/07/2002)
Accumulation unit value at beginning of period     $1.21   $1.06  $0.89  $1.56  $1.41  $1.35  $1.25  $1.19  $0.93  $1.00
Accumulation unit value at end of period           $1.10   $1.21  $1.06  $0.89  $1.56  $1.41  $1.35  $1.25  $1.19  $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                            330     372    401    557    617    673  1,056    119     11     --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II
Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (11/07/2002)
Accumulation unit value at beginning of period     $1.75   $1.50  $1.06  $2.03  $1.86  $1.61  $1.49  $1.31  $0.98  $1.00
Accumulation unit value at end of period           $1.61   $1.75  $1.50  $1.06  $2.03  $1.86  $1.61  $1.49  $1.31  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                              4       5      8     18     29     67     36     39     19      3
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of period     $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $0.92      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             33      --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period     $1.04   $1.00  $0.80  $1.13  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.07   $1.04  $1.00  $0.80  $1.13  $1.02     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             13      10     26     36     42    540     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period     $1.37   $1.23  $0.92  $1.57  $1.38  $1.09  $1.00     --     --     --
Accumulation unit value at end of period           $1.26   $1.37  $1.23  $0.92  $1.57  $1.38  $1.09     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             68      68  1,308  1,425    831      9     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period     $1.66   $1.38  $0.89  $1.62  $1.52  $1.39  $1.37  $1.32  $0.92  $1.00
Accumulation unit value at end of period           $1.56   $1.66  $1.38  $0.89  $1.62  $1.52  $1.39  $1.37  $1.32  $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                             48      51     60     82     92    103    165     34      5     --
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II
SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.09   $0.95  $0.75  $1.18  $1.22  $1.06  $1.03  $1.00     --     --
Accumulation unit value at end of period           $1.06   $1.09  $0.95  $0.75  $1.18  $1.22  $1.06  $1.03     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            607     728  1,930  2,880  3,061  3,791  2,436     44     --     --
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period     $0.96   $0.85  $0.63  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period           $0.90   $0.96  $0.85  $0.63  $1.06     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            137     160  3,858  3,505  2,828     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO -  CLASS I (04/27/2007)
Accumulation unit value at beginning of period     $1.05   $0.84  $0.60  $1.02  $1.00     --     --     --     --     --
Accumulation unit value at end of period           $1.05   $1.05  $0.84  $0.60  $1.02     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --     --     --      1     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period     $1.40   $1.26  $0.91  $1.46  $1.33  $1.25  $1.22  $1.13  $0.93  $1.00
Accumulation unit value at end of period           $1.39   $1.40  $1.26  $0.91  $1.46  $1.33  $1.25  $1.22  $1.13  $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                            131     155    235    285    304    340    345    195    179      4
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period     $2.02   $1.50  $0.93  $1.56  $1.54  $1.37  $1.32  $1.26  $0.95  $1.00
Accumulation unit value at end of period           $1.79   $2.02  $1.50  $0.93  $1.56  $1.54  $1.37  $1.32  $1.26  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                             38      57     72    110    127    178    246    249    156      3
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period     $2.96   $2.63  $2.00  $3.25  $2.57  $1.98  $1.72  $1.34  $1.02  $1.00
Accumulation unit value at end of period           $3.12   $2.96  $2.63  $2.00  $3.25  $2.57  $1.98  $1.72  $1.34  $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                            120     150    209    307    355    578    450    130     40     --
------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  89

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period     $1.04   $0.86  $0.61  $1.11  $1.22  $1.00     --     --     --     --
Accumulation unit value at end of period           $0.92   $1.04  $0.86  $0.61  $1.11  $1.22     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             76      77    644    962    485    846     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period     $1.29   $0.98  $0.63  $1.20  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.18   $1.29  $0.98  $0.63  $1.20  $0.99     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             80     106    106    114    140    648     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period     $0.91   $0.75  $0.56  $1.07  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period           $0.79   $0.91  $0.75  $0.56  $1.07  $1.04     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             43      43    878  1,086  1,105  1,042     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.38   $1.20  $0.87  $1.48  $1.40  $1.21  $1.07  $1.00     --     --
Accumulation unit value at end of period           $1.25   $1.38  $1.20  $0.87  $1.48  $1.40  $1.21  $1.07     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            298     401    544    664    841    790    465     --     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.35   $1.19  $1.01  $1.19  $1.10  $1.04  $1.02  $1.00     --     --
Accumulation unit value at end of period           $1.34   $1.35  $1.19  $1.01  $1.19  $1.10  $1.04  $1.02     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,584   2,113  5,661  5,965  6,507  4,804  2,295      2     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.28   $1.05  $0.77  $1.26  $1.29  $1.14  $1.05  $1.00     --     --
Accumulation unit value at end of period           $1.23   $1.28  $1.05  $0.77  $1.26  $1.29  $1.14  $1.05     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             66      62     80     99    173     85     82     --     --     --
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period     $1.25   $1.12  $0.93  $1.11  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.26   $1.25  $1.12  $0.93  $1.11  $1.04     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,097     987  2,912  3,613  3,179  3,380     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period     $1.38   $1.36  $1.09  $1.33  $1.35  $1.32  $1.18  $1.11  $0.95  $1.00
Accumulation unit value at end of period           $1.35   $1.38  $1.36  $1.09  $1.33  $1.35  $1.32  $1.18  $1.11  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                            100     127    164    228    287    405    586    510    324     10
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period     $1.63   $1.50  $1.21  $2.19  $2.04  $1.61  $1.45  $1.26  $0.99  $1.00
Accumulation unit value at end of period           $1.34   $1.63  $1.50  $1.21  $2.19  $2.04  $1.61  $1.45  $1.26  $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            107     127    148    180    244    229    273    270    236     13
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period     $1.13   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.06   $1.13     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             21      23     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period     $1.12   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08   $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            136     136     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period     $1.12   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08   $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,093   2,614     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period     $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.07   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            210      72     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period     $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.07   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,298   2,129     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period     $0.97   $0.88  $0.68  $1.11  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period           $0.93   $0.97  $0.88  $0.68  $1.11  $1.08     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            141     144  3,933  2,731  2,168  2,674     --     --     --     --
------------------------------------------------------------------------------------------------------------------------



90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.28   $1.06  $0.78  $1.25  $1.19  $1.04  $1.04  $1.00     --     --
Accumulation unit value at end of period           $1.18   $1.28  $1.06  $0.78  $1.25  $1.19  $1.04  $1.04     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             27      26     33     47     59     63     54     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period     $1.09   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.09   $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,291     885     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period     $1.09   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.09   $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         21,360  25,524     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period     $1.11   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08   $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            938     452     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period     $1.11   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.09   $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          7,546   9,298     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period     $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            482     320     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period     $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          3,824   4,744     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $2.14   $1.74  $1.29  $1.90  $2.02  $1.69  $1.62  $1.36  $1.00  $1.00
Accumulation unit value at end of period           $2.03   $2.14  $1.74  $1.29  $1.90  $2.02  $1.69  $1.62  $1.36  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            216     280  1,523  1,763  1,674  1,021    937    460    220     20
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/07/2002)
Accumulation unit value at beginning of period     $3.61   $2.92  $1.97  $3.65  $3.17  $2.34  $1.94  $1.51  $1.02  $1.00
Accumulation unit value at end of period           $3.05   $3.61  $2.92  $1.97  $3.65  $3.17  $2.34  $1.94  $1.51  $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                            305     394    835    926  1,054  1,256  1,045    444    199     12
------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/07/2002)
Accumulation unit value at beginning of period     $2.08   $1.70  $1.21  $2.03  $1.94  $1.82  $1.65  $1.41  $0.99  $1.00
Accumulation unit value at end of period           $1.99   $2.08  $1.70  $1.21  $2.03  $1.94  $1.82  $1.65  $1.41  $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            576     720  1,292  1,638  2,304  2,492  2,374  1,263    501     46
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.27   $1.10  $0.97  $1.67  $1.47  $1.21  $1.05  $1.00     --     --
Accumulation unit value at end of period           $1.10   $1.27  $1.10  $0.97  $1.67  $1.47  $1.21  $1.05     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            145     159  1,551    187    332    522    458     17     --     --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $1.98   $1.61  $1.10  $1.86  $1.76  $1.59  $1.49  $1.27  $0.94  $1.00
Accumulation unit value at end of period           $1.85   $1.98  $1.61  $1.10  $1.86  $1.76  $1.59  $1.49  $1.27  $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                            141      69     79     43     49     76    145    157    151     --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $2.41   $1.92  $1.27  $2.19  $1.94  $1.60  $1.52  $1.35  $0.96  $1.00
Accumulation unit value at end of period           $2.27   $2.41  $1.92  $1.27  $2.19  $1.94  $1.60  $1.52  $1.35  $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             84      94    110    100    135    185    144    141     18     --
------------------------------------------------------------------------------------------------------------------------





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  91

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH
  PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period     $1.24   $1.05  $0.70  $1.34  $1.13  $1.06  $1.00     --     --     --
Accumulation unit value at end of period           $0.93   $1.24  $1.05  $0.70  $1.34  $1.13  $1.06     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             41      31     31     25     26     87     18     --     --     --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period     $1.31   $1.17  $0.99  $1.68  $1.62  $1.41  $1.36  $1.24  $0.95  $1.00
Accumulation unit value at end of period           $1.37   $1.31  $1.17  $0.99  $1.68  $1.62  $1.41  $1.36  $1.24  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                            193     264    312    351    534    623    698    566    228      3
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period     $1.81   $1.76  $1.33  $2.87  $2.75  $2.06  $1.79  $1.45  $1.02  $1.00
Accumulation unit value at end of period           $1.44   $1.81  $1.76  $1.33  $2.87  $2.75  $2.06  $1.79  $1.45  $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                            309     382    603  1,147  1,421  1,520  1,016    393    168      3
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period     $1.75   $1.56  $1.18  $2.17  $1.87  $1.51  $1.35  $1.19  $0.98  $1.00
Accumulation unit value at end of period           $1.52   $1.75  $1.56  $1.18  $2.17  $1.87  $1.51  $1.35  $1.19  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                             26      30     90    217    269    158    185    132     42     --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period     $1.01   $0.86  $0.67  $0.90  $1.00     --     --     --     --     --
Accumulation unit value at end of period           $0.99   $1.01  $0.86  $0.67  $0.90     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             75     106    222    398    560     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period     $1.03   $0.90  $0.68  $1.18  $0.99  $1.04  $1.00     --     --     --
Accumulation unit value at end of period           $1.03   $1.03  $0.90  $0.68  $1.18  $0.99  $1.04     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             62     135    129    118     42    664    109     --     --     --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period     $1.54   $1.38  $1.16  $1.61  $1.72  $1.47  $1.42  $1.26  $0.99  $1.00
Accumulation unit value at end of period           $1.53   $1.54  $1.38  $1.16  $1.61  $1.72  $1.47  $1.42  $1.26  $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            350     375    414    569  1,164  1,347  1,479    981    305     --
------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period     $1.27   $1.15  $0.93  $1.37  $1.35  $1.26  $1.20  $1.12  $0.95  $1.00
Accumulation unit value at end of period           $1.32   $1.27  $1.15  $0.93  $1.37  $1.35  $1.26  $1.20  $1.12  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                             15     100    103    306    291    288    144    101      6     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.37   $1.23  $1.00  $1.45  $1.44  $1.27  $1.24  $1.15  $0.96  $1.00
Accumulation unit value at end of period           $1.38   $1.37  $1.23  $1.00  $1.45  $1.44  $1.27  $1.24  $1.15  $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                            219     257    300    162    485    198    150    125    108      3
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.06   $1.07  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99  $1.00  $1.00
Accumulation unit value at end of period           $1.04   $1.06  $1.07  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            467     644  1,286  3,444  2,303  1,986  1,666  1,123    515    105
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.32   $1.23  $1.09  $1.17  $1.13  $1.10  $1.09  $1.05  $1.02  $1.00
Accumulation unit value at end of period           $1.39   $1.32  $1.23  $1.09  $1.17  $1.13  $1.10  $1.09  $1.05  $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,921   2,480  5,619  6,022  6,003  5,478  2,694  1,596    573     25
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.96   $1.70  $1.35  $2.30  $2.15  $1.82  $1.62  $1.39  $0.99  $1.00
Accumulation unit value at end of period           $1.84   $1.96  $1.70  $1.35  $2.30  $2.15  $1.82  $1.62  $1.39  $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            830   1,087  2,423  2,867  3,181  3,601  2,375  1,384    191      3
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.22   $1.05  $0.86  $1.50  $1.48  $1.30  $1.24  $1.18  $0.93  $1.00
Accumulation unit value at end of period           $1.27   $1.22  $1.05  $0.86  $1.50  $1.48  $1.30  $1.24  $1.18  $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                            412     483    518    602    779    865    862     62     38     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $3.81   $3.22  $1.87  $4.09  $3.00  $2.27  $1.72  $1.40  $1.01  $1.00
Accumulation unit value at end of period           $2.97   $3.81  $3.22  $1.87  $4.09  $3.00  $2.27  $1.72  $1.40  $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                            139     159    327    536    403    381    339    128     11     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.52   $1.44  $1.31  $1.33  $1.25  $1.19  $1.26  $1.16  $1.04  $1.00
Accumulation unit value at end of period           $1.57   $1.52  $1.44  $1.31  $1.33  $1.25  $1.19  $1.26  $1.16  $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                            711     809  1,674  2,093  2,465  2,116  1,478    737    198      7
------------------------------------------------------------------------------------------------------------------------



92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.18   $1.15  $1.09  $1.10  $1.03  $1.03  $1.02  $1.00     --     --
Accumulation unit value at end of period           $1.29   $1.18  $1.15  $1.09  $1.10  $1.03  $1.03  $1.02     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            861   1,085  2,677  1,805  1,833  2,120  1,111      5     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period     $1.26   $1.14  $0.80  $1.07  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.32   $1.26  $1.14  $0.80  $1.07  $1.07     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            269     277    296    362    607    689     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $2.01   $1.78  $1.17  $1.59  $1.58  $1.44  $1.40  $1.27  $1.03  $1.00
Accumulation unit value at end of period           $2.10   $2.01  $1.78  $1.17  $1.59  $1.58  $1.44  $1.40  $1.27  $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                            236     412    500    818  1,579  2,004  2,130  1,810    993     10
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.40   $1.25  $0.89  $1.11  $1.10  $1.03  $1.01  $1.00     --     --
Accumulation unit value at end of period           $1.47   $1.40  $1.25  $0.89  $1.11  $1.10  $1.03  $1.01     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            264     285  1,691  1,098  1,103  1,257    283     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.84   $1.64  $1.30  $2.21  $1.98  $1.62  $1.44  $1.24  $0.98  $1.00
Accumulation unit value at end of period           $1.60   $1.84  $1.64  $1.30  $2.21  $1.98  $1.62  $1.44  $1.24  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                             81      62     86    127    200    243    237     85      6     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.25   $1.08  $0.80  $1.45  $1.42  $1.30  $1.21  $1.13  $0.94  $1.00
Accumulation unit value at end of period           $1.19   $1.25  $1.08  $0.80  $1.45  $1.42  $1.30  $1.21  $1.13  $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                            117     159    184    279    440    531    660    196    120     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of period     $1.06   $0.89  $0.71  $1.18  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.02   $1.06  $0.89  $0.71  $1.18  $1.02     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            364     409  2,370  2,024  1,539  1,164     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of period     $0.98   $0.87  $0.64  $1.26  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period           $0.81   $0.98  $0.87  $0.64  $1.26  $1.06     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            102     183    189    279    232    549     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.70   $1.36  $0.84  $1.55  $1.38  $1.40  $1.28  $1.19  $0.98  $1.00
Accumulation unit value at end of period           $1.43   $1.70  $1.36  $0.84  $1.55  $1.38  $1.40  $1.28  $1.19  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                             16      27     62     43     57     59     77     52     36      5
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of period     $1.35   $1.11  $0.80  $1.47  $1.35  $1.19  $1.00     --     --     --
Accumulation unit value at end of period           $1.22   $1.35  $1.11  $0.80  $1.47  $1.35  $1.19     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             69     119    225    454    618  1,132    111     --     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.40   $1.23  $0.99  $1.60  $1.54  $1.35  $1.31  $1.20  $0.95  $1.00
Accumulation unit value at end of period           $1.41   $1.40  $1.23  $0.99  $1.60  $1.54  $1.35  $1.31  $1.20  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                            223     246    322    417    691    735    940    788    372      8
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.09   $0.92  $0.74  $1.23  $1.25  $1.07  $1.03  $1.00     --     --
Accumulation unit value at end of period           $1.06   $1.09  $0.92  $0.74  $1.23  $1.25  $1.07  $1.03     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             10      16     18      5     14     29     15      2     --     --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.90   $1.51  $1.10  $1.81  $1.91  $1.73  $1.67  $1.43  $0.98  $1.00
Accumulation unit value at end of period           $1.71   $1.90  $1.51  $1.10  $1.81  $1.91  $1.73  $1.67  $1.43  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                             51      65     63     92    224    337    453    415    117      4
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $1.09   $1.07  $1.03  $1.07  $1.03  $1.00  $1.00  $1.00  $1.00  $1.00
Accumulation unit value at end of period           $1.10   $1.09  $1.07  $1.03  $1.07  $1.03  $1.00  $1.00  $1.00  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            226     327    482    738    720    991  1,237  1,102    552     25
------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period     $1.00   $0.87  $0.73  $1.12  $0.97  $1.00     --     --     --     --
Accumulation unit value at end of period           $0.86   $1.00  $0.87  $0.73  $1.12  $0.97     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            137     134    161    167     44    479     --     --     --     --
------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  93

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period     $1.14   $1.06  $0.74  $1.03  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.16   $1.14  $1.06  $0.74  $1.03  $1.03     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            389     453  1,260  1,127  1,335  1,077     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period     $1.05   $0.90  $0.68  $1.19  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.00   $1.05  $0.90  $0.68  $1.19  $1.03     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            904   1,007  1,393  2,566  2,154  2,206     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $1.31   $1.16  $0.92  $1.61  $1.45  $1.30  $1.23  $1.18  $0.97  $1.00
Accumulation unit value at end of period           $1.31   $1.31  $1.16  $0.92  $1.61  $1.45  $1.30  $1.23  $1.18  $0.97
Number of accumulation units outstanding at end
  of period (000 omitted)                            419     532    722    976  1,343  1,937  2,066  1,461    559     14
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $2.59   $2.04  $1.48  $2.48  $2.17  $1.96  $1.68  $1.36  $1.00  $1.00
Accumulation unit value at end of period           $2.28   $2.59  $2.04  $1.48  $2.48  $2.17  $1.96  $1.68  $1.36  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            423     559    964  1,496  1,756  2,082  1,937  1,292    500     11
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $1.82   $1.63  $1.31  $2.36  $2.04  $1.75  $1.49  $1.33  $0.94  $1.00
Accumulation unit value at end of period           $1.48   $1.82  $1.63  $1.31  $2.36  $2.04  $1.75  $1.49  $1.33  $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                            120     170    204    286    425    456    397    294     90      2
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $1.48   $1.24  $1.05  $1.85  $2.37  $1.99  $1.77  $1.36  $1.02  $1.00
Accumulation unit value at end of period           $1.38   $1.48  $1.24  $1.05  $1.85  $2.37  $1.99  $1.77  $1.36  $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                            167     180    224    340    514    653    812    732    435     16
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $2.04   $1.61  $1.26  $1.91  $1.98  $1.71  $1.59  $1.30  $1.00  $1.00
Accumulation unit value at end of period           $1.94   $2.04  $1.61  $1.26  $1.91  $1.98  $1.71  $1.59  $1.30  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            115     128    170    208    507    672    451    208    101      4
------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $1.52   $1.38  $1.11  $1.78  $1.74  $1.49  $1.36  $1.23  $0.99  $1.00
Accumulation unit value at end of period           $1.48   $1.52  $1.38  $1.11  $1.78  $1.74  $1.49  $1.36  $1.23  $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            350     429    484    629    956  1,045    825    780    330     18
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period     $2.04   $1.65  $1.25  $2.02  $1.98  $1.72  $1.55  $1.24  $0.98  $1.00
Accumulation unit value at end of period           $1.89   $2.04  $1.65  $1.25  $2.02  $1.98  $1.72  $1.55  $1.24  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                            325     408    473    646  1,282  1,607  1,641    806    272     14
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period     $1.30   $1.16  $0.97  $1.56  $1.61  $1.44  $1.37  $1.21  $0.94  $1.00
Accumulation unit value at end of period           $1.33   $1.30  $1.16  $0.97  $1.56  $1.61  $1.44  $1.37  $1.21  $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                            215     302    330    472    629    670    764    137     59      6
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (11/07/2002)
Accumulation unit value at beginning of period     $1.19   $1.05  $0.88  $1.55  $1.40  $1.34  $1.25  $1.19  $0.93  $1.00
Accumulation unit value at end of period           $1.08   $1.19  $1.05  $0.88  $1.55  $1.40  $1.34  $1.25  $1.19  $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                            359     409    420    509    601    651    846    175     38     --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital
Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II
Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (11/07/2002)
Accumulation unit value at beginning of period     $1.73   $1.47  $1.05  $2.01  $1.84  $1.60  $1.49  $1.30  $0.98  $1.00
Accumulation unit value at end of period           $1.58   $1.73  $1.47  $1.05  $2.01  $1.84  $1.60  $1.49  $1.30  $0.98
Number of accumulation units outstanding at end
  of period (000 omitted)                             14      17     19     58    111    140    150     89     21     --
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap
Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of period     $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $0.92      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             14      --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period     $1.03   $1.00  $0.79  $1.13  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.06   $1.03  $1.00  $0.79  $1.13  $1.02     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             10       9     16     28     38    300     --     --     --     --
------------------------------------------------------------------------------------------------------------------------



94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period     $1.36   $1.22  $0.92  $1.56  $1.38  $1.09  $1.00     --     --     --
Accumulation unit value at end of period           $1.25   $1.36  $1.22  $0.92  $1.56  $1.38  $1.09     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            131     160    697    765    403      4     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period     $1.64   $1.36  $0.88  $1.60  $1.50  $1.38  $1.36  $1.32  $0.92  $1.00
Accumulation unit value at end of period           $1.53   $1.64  $1.36  $0.88  $1.60  $1.50  $1.38  $1.36  $1.32  $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                             44      63     41     55     58     66    121     17      6     --
------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.08   $0.94  $0.74  $1.17  $1.22  $1.06  $1.03  $1.00     --     --
Accumulation unit value at end of period           $1.04   $1.08  $0.94  $0.74  $1.17  $1.22  $1.06  $1.03     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            739     831  1,461  2,030  2,124  2,626  1,753     11     --     --
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period     $0.95   $0.84  $0.63  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period           $0.89   $0.95  $0.84  $0.63  $1.06     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            158     190  2,089  1,885  1,445     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period     $1.04   $0.84  $0.59  $1.02  $1.00     --     --     --     --     --
Accumulation unit value at end of period           $1.04   $1.04  $0.84  $0.59  $1.02     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --       1      1      1      1     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period     $1.37   $1.24  $0.90  $1.45  $1.32  $1.25  $1.21  $1.12  $0.93  $1.00
Accumulation unit value at end of period           $1.36   $1.37  $1.24  $0.90  $1.45  $1.32  $1.25  $1.21  $1.12  $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                             32      82     99     95    193    311    340    193    177     --
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period     $1.99   $1.48  $0.92  $1.54  $1.52  $1.37  $1.32  $1.25  $0.95  $1.00
Accumulation unit value at end of period           $1.76   $1.99  $1.48  $0.92  $1.54  $1.52  $1.37  $1.32  $1.25  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                             25      66     53     85    180    243    288    231    178      1
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period     $2.98   $2.66  $2.02  $3.29  $2.61  $2.02  $1.75  $1.37  $1.02  $1.00
Accumulation unit value at end of period           $3.13   $2.98  $2.66  $2.02  $3.29  $2.61  $2.02  $1.75  $1.37  $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                             79      96    138    206    303    338    298    160     84     --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period     $1.03   $0.85  $0.61  $1.10  $1.22  $1.00     --     --     --     --
Accumulation unit value at end of period           $0.91   $1.03  $0.85  $0.61  $1.10  $1.22     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             61      65    349    540    236    443     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period     $1.28   $0.98  $0.63  $1.19  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.17   $1.28  $0.98  $0.63  $1.19  $0.99     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            111     137    173    146     78    353     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period     $0.90   $0.75  $0.56  $1.06  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period           $0.78   $0.90  $0.75  $0.56  $1.06  $1.04     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             69      68    498    604    584    558     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.36   $1.19  $0.86  $1.47  $1.40  $1.21  $1.07  $1.00     --     --
Accumulation unit value at end of period           $1.23   $1.36  $1.19  $0.86  $1.47  $1.40  $1.21  $1.07     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            282     309    380    448    554    612    479      2     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.33   $1.17  $1.00  $1.19  $1.10  $1.03  $1.02  $1.00     --     --
Accumulation unit value at end of period           $1.32   $1.33  $1.17  $1.00  $1.19  $1.10  $1.03  $1.02     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,442   1,891  3,833  4,296  4,132  3,060  1,589     20     --     --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period     $1.26   $1.04  $0.77  $1.25  $1.28  $1.13  $1.05  $1.00     --     --
Accumulation unit value at end of period           $1.22   $1.26  $1.04  $0.77  $1.25  $1.28  $1.13  $1.05     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             33      52     84    158    355    385    192     --     --     --
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period     $1.24   $1.11  $0.92  $1.11  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period           $1.25   $1.24  $1.11  $0.92  $1.11  $1.04     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,025     819  1,698  2,046  1,725  1,792     --     --     --     --
------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  95

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period     $1.36   $1.34  $1.08  $1.31  $1.34  $1.32  $1.18  $1.11  $0.95  $1.00
Accumulation unit value at end of period           $1.32   $1.36  $1.34  $1.08  $1.31  $1.34  $1.32  $1.18  $1.11  $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                             44      62     66     62     93    177    190    144     68     --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period     $1.61   $1.48  $1.20  $2.17  $2.02  $1.60  $1.45  $1.26  $0.99  $1.00
Accumulation unit value at end of period           $1.32   $1.61  $1.48  $1.20  $2.17  $2.02  $1.60  $1.45  $1.26  $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                             19      18     33     42     92    102    135    136     73     15
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period     $1.13   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.06   $1.13     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             --      --     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period     $1.12   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.07   $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,410   1,164     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period     $1.12   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.07   $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            864     950     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period     $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.06   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          7,853   2,274     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period     $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.06   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          1,494   1,943     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period     $0.96   $0.87  $0.67  $1.11  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period           $0.92   $0.96  $0.87  $0.67  $1.11  $1.08     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                            174     199  2,082  1,501  1,117  1,336     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period     $1.26   $1.05  $0.78  $1.24  $1.18  $1.03  $1.04  $1.00     --     --
Accumulation unit value at end of period           $1.17   $1.26  $1.05  $0.78  $1.24  $1.18  $1.03  $1.04     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                              7       9      8     10     12     20     16     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period     $1.09   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08   $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         50,042  13,452     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period     $1.09   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08   $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          9,432  12,524     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period     $1.11   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08   $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         17,556   3,559     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period     $1.11   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08   $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          4,378   5,751     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period     $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.07   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                         14,985   5,337     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period     $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period           $1.08   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                          2,834   3,115     --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------------



96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period     $2.11   $1.72  $1.27  $1.88  $2.00  $1.68  $1.61  $1.36  $1.00  $1.00
Accumulation unit value at end of period           $1.99   $2.11  $1.72  $1.27  $1.88  $2.00  $1.68  $1.61  $1.36  $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                            240     276    923  1,068    982    774    738    348    180      1
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/07/2002)
Accumulation unit value at beginning of period     $3.55   $2.88  $1.94  $3.62  $3.15  $2.32  $1.93  $1.50  $1.02  $1.00
Accumulation unit value at end of period           $3.00   $3.55  $2.88  $1.94  $3.62  $3.15  $2.32  $1.93  $1.50  $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                            217     284    555    648    846    949    906    460    221     --
------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/07/2002)
Accumulation unit value at beginning of period     $2.05   $1.68  $1.20  $2.01  $1.93  $1.81  $1.64  $1.41  $0.99  $1.00
Accumulation unit value at end of period           $1.95   $2.05  $1.68  $1.20  $2.01  $1.93  $1.81  $1.64  $1.41  $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                            478     609    958  1,256  1,812  1,951  1,792  1,263    778     19
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period     $1.26   $1.09  $0.96  $1.66  $1.46  $1.21  $1.05  $1.00     --     --
Accumulation unit value at end of period           $1.08   $1.26  $1.09  $0.96  $1.66  $1.46  $1.21  $1.05     --     --
Number of accumulation units outstanding at end
  of period (000 omitted)                             63      88    839    119    201    226    211     16     --     --
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND -  CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $1.95   $1.59  $1.09  $1.84  $1.75  $1.58  $1.48  $1.27  $0.94  $1.00
Accumulation unit value at end of period           $1.82   $1.95  $1.59  $1.09  $1.84  $1.75  $1.58  $1.48  $1.27  $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                             54      34     35     39     42     48    155    153    164      1
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period     $2.37   $1.89  $1.25  $2.16  $1.93  $1.59  $1.51  $1.34  $0.96  $1.00
Accumulation unit value at end of period           $2.23   $2.37  $1.89  $1.25  $2.16  $1.93  $1.59  $1.51  $1.34  $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             92     146    172    147    127    116    136    124     58     --
------------------------------------------------------------------------------------------------------------------------





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  97

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2011...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

1-800-541-2251


RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York,
                                Albany, New York.
     Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved.


S-6362 M (4/12)

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE
RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: 1-800-541-2251


            (Corporate Office)

            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT


New contracts are not currently being offered.


This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.

- BlackRock Variable Series, Inc.

- Columbia Funds Variable Insurance Trust

- Columbia Funds Variable Series II

- Credit Suisse Trust

- DWS Variable Series II

- Dreyfus Variable Investment Trust
- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust   (FTVIPT) - Class
2
- Goldman Sachs Variable Insurance Trust (VIT)
- Invesco Variable Insurance Funds


- Janus Aspen Series: Service Shares
- Legg Mason Variable Portfolios I, Inc.
- MFS(R) Variable Insurance Trust(SM)
- Morgan Stanley Universal Investment Funds (UIF)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service
- PIMCO Variable Investment Trust (VIT)
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                         1

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACT IN BRIEF.......................    6
EXPENSE SUMMARY.............................    8
CONDENSED FINANCIAL INFORMATION.............   15
FINANCIAL STATEMENTS........................   15
THE VARIABLE ACCOUNT AND THE FUNDS..........   15
THE FIXED ACCOUNT...........................   17
BUYING YOUR CONTRACT........................   18
CHARGES.....................................   22
VALUING YOUR INVESTMENT.....................   28
MAKING THE MOST OF YOUR CONTRACT............   29
SURRENDERS..................................   37
TSA -- SPECIAL PROVISIONS...................   38
CHANGING OWNERSHIP..........................   39
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT...................................   39
OPTIONAL BENEFITS...........................   41
OPTIONAL LIVING BENEFITS....................   44
THE ANNUITY PAYOUT PERIOD...................   58
TAXES.......................................   60
VOTING RIGHTS...............................   64
SUBSTITUTION OF INVESTMENTS.................   64
ABOUT THE SERVICE PROVIDERS.................   65
APPENDIX A: THE FUNDS.......................   67
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....   74
APPENDIX C: EXAMPLE -- OPTIONAL DEATH
  BENEFITS..................................   79
APPENDIX D: EXAMPLE -- OPTIONAL LIVING
  BENEFITS..................................   81
APPENDIX E: EXAMPLE -- ADDITIONAL RMD
  DISCLOSURE................................   88
APPENDIX F: SECURESOURCE RIDERS DISCLOSURE..   90
APPENDIX G: GUARANTOR WITHDRAWAL BENEFIT FOR
  LIFE
  RIDER DISCLOSURE..........................  103
APPENDIX H: CONDENSED FINANCIAL
  INFORMATION (UNAUDITED)...................  114
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  145





--------------------------------------------------------------------------------
 2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

- current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Program. This rider is not available for RAVA 4 Access.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER (GWB FOR LIFE(R)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Program. This rider is not available for RAVA 4 Access. This rider is no longer available for sale.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                         3
additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your and owner" means the annuitant where contract provisions are based on the age or life of the owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM): This is a program in which you are required to participate through the choice of a PN program investment option if you select the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life and/or SecureSource rider. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SECURESOURCE(R) RIDERS: This is an optional benefit that you can add to your contract for an additional charge. SecureSource - Single Life covers one person. SecureSource - Joint Life covers two spouses jointly. The benefit is intended to provide guaranteed withdrawals up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. When used in this prospectus, "SecureSource riders" include the SecureSource Flex riders, except where the SecureSource Flex riders are specifically referenced and distinguished from the other SecureSource riders. These riders require participation in the Portfolio Navigator program. These riders are not available for RAVA 4 Access.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
 4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                         5

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. RAVA 4 Advantage and RAVA 4 Select include the option to purchase living benefit riders; living benefit riders are not currently available under RAVA 4 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value.



BUYING A CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future, subject to certain limitations. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements. (See "Buying Your Contract")



It may not have been advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges.")




TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.



FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") The valuation date will be the date your request is received at our corporate office. We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the regular fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. Effective May 10, 2010, for RAVA 4 Access contracts you cannot select the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN

--------------------------------------------------------------------------------
 6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  program model portfolio and have the regular fixed account included in the model portfolio selected.) (see "The Fixed Account")

- the Special DCA fixed account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences. If you have elected the SecureSource Flex rider, please consider carefully when you take withdrawals. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. Certain other restrictions may apply. (See "Surrenders").

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. Optional living benefits require your participation in the PN program which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                         7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.


            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE
           0                       7%                     0                       8%

           1                       7                      1                       8

           2                       7                      2                       8

           3                       6                      3                       7

           4                       5                      4                       7

           5                       4                      5                       6

           6                       2                      6                       5

           7+                      0                      7                       4

                                                          8                       3

                                                          9                       2

                                                         10+                      0



SURRENDER CHARGE FOR RAVA 4 SELECT

(Contingent deferred sales load as a percentage of purchase payment surrendered)


     YEARS FROM        SURRENDER CHARGE
   CONTRACT DATE          PERCENTAGE
         1                     7%

         2                     7

         3                     7

         Thereafter            0


SURRENDER CHARGE FOR RAVA 4 ACCESS: 0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



MAXIMUM: $50                                                                    CURRENT: $30


(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)


--------------------------------------------------------------------------------
 8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE:                   RAVA 4 ADVANTAGE           RAVA 4 SELECT           RAVA 4 ACCESS

For nonqualified annuities                              1.05%                     1.30%                   1.45%

For qualified annuities                                  .85%                     1.10%                   1.25%


OPTIONAL RIDER FEES
OPTIONAL DEATH BENEFITS
(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)


ROPP RIDER FEE                                                      MAXIMUM: 0.30%     CURRENT: 0.20%

MAV RIDER FEE                                                       MAXIMUM: 0.35%     CURRENT: 0.25%

5-YEAR MAV RIDER FEE                                                MAXIMUM: 0.20%     CURRENT: 0.10%



OPTIONAL LIVING BENEFITS



SECURESOURCE FLEX - SINGLE LIFE RIDER FEE                           MAXIMUM: 2.00%     CURRENT: 0.95%

SECURESOURCE FLEX - JOINT LIFE RIDER FEE                            MAXIMUM: 2.50%     CURRENT: 1.10%


(Charged annually as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)


ACCUMULATION BENEFIT RIDER FEE                                      MAXIMUM: 2.50%     CURRENT: 1.50%(1)


(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date. The fee applies only if you elect the optional rider.)

(1) For contracts purchased prior to Oct. 4, 2010, the following charges apply:


CONTRACT PURCHASE DATE                                                        CURRENT CHARGE

Before Jan. 26, 2009                                                               0.60%

Jan. 26, 2009 - May 30, 2009                                                       0.80%

Nov. 30, 2009 - Oct. 3, 2010                                                       1.25%







GWB FOR LIFE RIDER FEE                                              MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)


SECURESOURCE - SINGLE LIFE RIDER FEE                               MAXIMUM: 2.00%     CURRENT: 0.90%(2)

SECURESOURCE - JOINT LIFE RIDER FEE                                MAXIMUM: 2.00%     CURRENT: 0.90%(2)


(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

(2) For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN EACH FUND'S PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.90%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                         9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

AllianceBernstein VPS Global Thematic Growth Portfolio            0.75%      0.25%    0.19%           --%          1.19%
(Class B)


AllianceBernstein VPS Growth and Income Portfolio (Class B)       0.55       0.25     0.05            --           0.85


AllianceBernstein VPS International Value Portfolio (Class        0.75       0.25     0.07            --           1.07
B)


AllianceBernstein VPS Large Cap Growth Portfolio (Class B)        0.75       0.25     0.09            --           1.09


American Century VP Mid Cap Value, Class II                       0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                            0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                               0.88       0.25       --            --           1.13


BlackRock Global Allocation V.I. Fund (Class III)                 0.64       0.25     0.26          0.02           1.17(1)


Columbia Variable Portfolio - Balanced Fund (Class 3)             0.64       0.13     0.16            --           0.93(2)


Columbia Variable Portfolio - Cash Management Fund (Class         0.33       0.13     0.14            --           0.60(2)
3)


Columbia Variable Portfolio - Diversified Bond Fund (Class        0.41       0.13     0.13            --           0.67
3)


Columbia Variable Portfolio - Diversified Equity Income           0.57       0.13     0.13            --           0.83
Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)       0.66       0.13     0.16          0.01           0.96


Columbia Variable Portfolio - Emerging Markets Opportunity        1.07       0.13     0.25            --           1.45(2)
Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund (Class 3)          0.55       0.13     0.16            --           0.84


Columbia Variable Portfolio - Global Inflation Protected          0.42       0.13     0.14            --           0.69
Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund (Class 2)          0.63       0.25     0.15            --           1.03(2),(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class         0.58       0.13     0.17            --           0.88(2)
3)


Columbia Variable Portfolio - Income Opportunities Fund           0.57       0.13     0.14            --           0.84
(Class 3)


Columbia Variable Portfolio - International Opportunity           0.79       0.13     0.21            --           1.13
Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth Fund (Class        0.71       0.13     0.17            --           1.01(2)
3)


Columbia Variable Portfolio - Marsico Growth Fund (Class 1)       0.97         --     0.13            --           1.10(2),(3)


Columbia Variable Portfolio - Marsico International               1.02       0.25     0.20            --           1.47(2),(3)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity          0.76       0.13     0.17            --           1.06(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value Opportunity           0.74       0.13     0.14            --           1.01
Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)        0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund         0.71       0.13     0.26            --           1.10(2)
(Class 3)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund       0.79       0.13     0.19            --           1.11(2)
(Class 3)


Columbia Variable Portfolio - Short Duration U.S.                 0.36       0.13     0.15            --           0.64
Government Fund (Class 3)


Credit Suisse Trust - Commodity Return Strategy Portfolio         0.50       0.25     0.31            --           1.06(4)


Dreyfus Variable Investment Fund International Equity             0.75       0.25     0.35            --           1.35
Portfolio, Service Shares


DWS Alternative Asset Allocation VIP, Class B                     0.27       0.25     0.34          1.30           2.16(5)


Eaton Vance VT Floating-Rate Income Fund                          0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2           0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                 0.56       0.25     0.10            --           0.91


Fidelity(R) VIP Overseas Portfolio Service Class 2                0.71       0.25     0.14            --           1.10


FTVIPT Franklin Global Real Estate Securities Fund - Class        0.80       0.25     0.32            --           1.37
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2         0.50       0.25     0.16          0.01           0.92


FTVIPT Mutual Shares Securities Fund - Class 2                    0.60       0.25     0.13            --           0.98


Goldman Sachs VIT Structured U.S. Equity Fund -                   0.62         --     0.08            --           0.70(6)
Institutional Shares


Invesco V.I. Diversified Dividend Fund, Series II Shares          0.52       0.25     0.15            --           0.92


Invesco V.I. Global Health Care Fund, Series II Shares            0.75       0.25     0.37            --           1.37


Invesco V.I. International Growth Fund, Series II Shares          0.71       0.25     0.32            --           1.28


Invesco Van Kampen V.I. American Franchise Fund, Series II        0.67       0.25     0.28            --           1.20(7)
Shares




--------------------------------------------------------------------------------
 10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                               ACQUIRED FUND   GROSS TOTAL
                                                               MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                              FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Invesco Van Kampen V.I. Comstock Fund, Series II Shares           0.56%      0.25%    0.24%           --%          1.05%(8)


Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II            0.75       0.25     0.33            --           1.33(9)
Shares


Janus Aspen Series Janus Portfolio: Service Shares                0.56       0.25     0.07            --           0.88


Janus Aspen Series Moderate Allocation Portfolio: Service         0.05       0.25     0.47          0.73           1.50(10)
Shares


Legg Mason ClearBridge Variable Small Cap Growth Portfolio        0.75         --     0.14            --           0.89
- Class I


MFS(R) Investors Growth Stock Series - Service Class              0.75       0.25     0.07            --           1.07


MFS(R) Utilities Series - Service Class                           0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio, Class II         0.85       0.35     0.47            --           1.67(11)
Shares


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II             0.75       0.35     0.30            --           1.40(11)
Shares


Neuberger Berman Advisers Management Trust International          1.15       0.25     1.50            --           2.90(12)
Portfolio (Class S)


Neuberger Berman Advisers Management Trust Socially               0.85       0.25     0.21            --           1.31(12)
Responsive Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares             0.63       0.25     0.13            --           1.01


Oppenheimer Global Strategic Income Fund/VA, Service Shares       0.58       0.25     0.13          0.07           1.03(13)


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,              0.69       0.25     0.14            --           1.08(14)
Service Shares


Oppenheimer Value Fund/VA, Service Shares                         0.75       0.25     0.90            --           1.90(14)


PIMCO VIT All Asset Portfolio, Advisor Share Class                0.43       0.25       --          0.74           1.42(15)


PIMCO VIT Global Multi-Asset Portfolio, Advisor Class             0.95       0.25       --          0.51           1.71(16)


Variable Portfolio - Aggressive Portfolio (Class 2)                 --       0.25     0.02          0.79           1.06


Variable Portfolio - Aggressive Portfolio (Class 4)                 --       0.25     0.02          0.79           1.06


Variable Portfolio - Conservative Portfolio (Class 2)               --       0.25     0.02          0.61           0.88


Variable Portfolio - Conservative Portfolio (Class 4)               --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 3)        0.71       0.13     0.13            --           0.97(17)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund             0.77       0.13     0.13            --           1.03(17)
(Class 3)


Variable Portfolio - Moderate Portfolio (Class 2)                   --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderate Portfolio (Class 4)                   --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Aggressive Portfolio (Class         --       0.25     0.02          0.75           1.02
4)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.66           0.93
(Class 2)


Variable Portfolio - Moderately Conservative Portfolio              --       0.25     0.02          0.66           0.93
(Class 4)


Variable Portfolio - Partners Small Cap Value Fund (Class         0.91       0.13     0.15          0.02           1.21(17)
3)


Wanger International                                              0.89         --     0.13            --           1.02(3)


Wanger USA                                                        0.86         --     0.08            --           0.94(3)


Wells Fargo Advantage VT International Equity Fund - Class        0.75       0.25     0.22          0.01           1.23(18)
2


Wells Fargo Advantage VT Opportunity Fund - Class 2               0.65       0.25     0.17            --           1.07(19)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2          0.75       0.25     0.20          0.01           1.21







    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in the Appendix under "The Funds".


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


  (1)Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1.03%.


  (2)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.585% for Columbia Variable Portfolio
     - Cash Management Fund (Class 3), 1.385% for Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3), 0.97% for Columbia Variable Portfolio - High Income Fund (Class 2), 0.845% for Columbia Variable Portfolio - High Yield Bond Fund (Class 3), 0.915% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 0.79% for Columbia Variable Portfolio - Marsico Growth Fund (Class 1), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.005% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3), 0.925% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class
     3) and 1.055% for Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3).



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        11

  (3)Other expenses have been restated to reflect contractual changes to certain other fees.


  (4)Credit Suisse will waive fees and reimburse expenses so that the Portfolio's annual operating expenses will not exceed 1.05% of the Portfolio's average daily net assets. Waivers and expense reimbursements or credits are voluntary and may be discontinued at any time.


  (5)Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.


  (6)Other expenses include transfer agency fees equal on an annualized basis to 0.02% of the average daily net assets of the Fund's Institutional Shares, plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. These arrangements will remain in effect through at least April 27, 2013 and prior to such date the Investment Advisor may not terminate the arrangement without the approval of the trustees. After fee waivers and reimbursements, net expenses would be 0.64%.


  (7)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 1.15% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.


  (8)The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.97% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.


  (9)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.


 (10)Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.


 (11)The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor, Morgan Stanley Distribution, Inc.), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


 (12)Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Neuberger Berman Advisors Management Trust International Portfolio (Class S) and 1.17% of the average daily net asset value of the Neuberger Berman Advisors Management Trust Socially Responsive Portfolio (Class S). The expense limitation arrangement for the Portfolio's are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


 (13)The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Short Duration Fund and the Master Funds. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees. After fee waivers, net expenses would be 0.97%.


 (14)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05% for Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service Shares and 1.05% for Oppenheimer Value Fund/VA, Service Shares.


 (15)PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


 (16)PIMCO has contractually agreed, through May 1, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extent the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.


 (17)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.905% for Variable Portfolio - Davis New York Venture Fund (Class 3), 0.985% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.035% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


 (18)The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 0.94%.


 (19)Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00%. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.



--------------------------------------------------------------------------------
 12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV and either Accumulation Benefit or SecureSource Flex - Joint Life, if available(1),(2). Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED                OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule             $1,463      $2,917      $4,240      $7,137           $743       $2,193      $3,604      $6,952

RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule              1,373       2,826       4,058       6,952            743        2,193       3,604       6,952

RAVA 4 SELECT         1,397       2,898       3,714       7,132            767        2,264       3,714       7,132

RAVA 4 ACCESS           531       1,589       2,641       5,246            531        1,589       2,641       5,246





                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule             $1,443      $2,859      $4,151      $6,989           $723       $2,136      $3,514      $6,804

RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule              1,353       2,769       3,969       6,804            723        2,136       3,514       6,804

RAVA 4 SELECT         1,378       2,841       3,626       6,989            748        2,207       3,626       6,989

RAVA 4 ACCESS           511       1,530       2,548       5,084            511        1,530       2,548       5,084



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds(3). They assume that you do not select any optional benefits. Although your actual costs may be higher, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED                OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule              $934       $1,374      $1,696      $2,333           $189        $582       $  996      $2,133

RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule               841        1,275       1,496       2,133            189         582          996       2,133

RAVA 4 SELECT          864        1,347       1,127       2,403            215         659        1,127       2,403

RAVA 4 ACCESS          230          706       1,205       2,562            230         706        1,205       2,562





--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        13

                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule              $915       $1,316      $1,589      $2,111           $168        $519       $  889      $1,911

RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule               822        1,217       1,389       1,911            168         519          889       1,911

RAVA 4 SELECT          845        1,289       1,022       2,187            194         597        1,022       2,187

RAVA 4 ACCESS          209          644       1,101       2,350            209         644        1,101       2,350



(1) In these examples, the contract administrative charge is $50.
(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
(3) In these examples, the contract administrative charge is $30.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


--------------------------------------------------------------------------------
 14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix H.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the fund providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        15
  program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).

  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
 16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

THE FIXED ACCOUNT

Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. Effective May 10, 2010, for RAVA 4 Access contracts you cannot allocate purchase payments to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.) The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT
You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        17
purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)

BUYING YOUR CONTRACT


New contracts are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.



When you applied, you could have selected among the following:


- the regular fixed account(1), subaccounts, or the Special DCA fixed account in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years);

- one of the following optional death benefits:

  - ROPP Death Benefit(2);

  - MAV Death Benefit(2);

  - 5-Year MAV Death Benefit(2); and

- under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

  - Accumulation Benefit rider(3); or

  - SecureSource Flex rider(3).


(1) For RAVA 4 Access contracts you could not have selected the regular fixed account.


(2) You may have selected any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.


(3) You may have selected either the Accumulation Benefit or SecureSource Flex rider. The Accumulation Benefit and SecureSource Flex - Single Life riders are only available if you are 80 or younger at the rider effective date. SecureSource Flex - Joint Life rider is available if both covered spouses are 80 or younger.


The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the regular fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.) (See "Purchase Payments.")



We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. This means that the contract will be annuitized (converted to a stream of monthly payments), and the first payment will be sent on the settlement date. If your contract is annuitized, the contract goes into payout mode and only the annuity payout provisions continue. Unless Annuity Payout Plan E is elected, you will no longer have access to your contract value. In addition, the death benefit and any optional benefits you have elected will end. When we processed your application, we established the settlement date as the maximum age (or contract anniversary, if applicable). We have established a new maximum age (or contract anniversary) as described below. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

Generally, the settlement date must be no later than the annuitant's 95th birthday or the tenth contract anniversary. If the annuitant was age 95 or older and past the tenth contract anniversary when the new maximum was established, the new settlement date was set to a birthday later than age 95. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.


--------------------------------------------------------------------------------
 18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Six months prior to your settlement date, we will contact you with your options, including the option to postpone your annuitization start date to a future date. If you do not make an election, annuity payouts, using the contract's default option of Annuity Payout Plan B -- Life annuity with 10 years certain, will begin on the settlement date, and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, payments will continue until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new settlement date, your contract will not be automatically annuitized. If you satisfy your RMDs for a qualified annuity in the form of partial surrenders from this contract, you are electing to defer annuitizing your contract. Contract owners of IRAs and TSAs may also be able to satisfy RMDs by electing other IRAs or TSAs, and in that case, will delay the start of annuity payouts for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS*
MINIMUM ALLOWABLE PURCHASE PAYMENTS**

If paying by installments under a scheduled payment plan:

  $50 per month

                                                   RAVA 4 ADVANTAGE   RAVA 4 SELECT   RAVA 4 ACCESS
                                                   ----------------   -------------   -------------
If paying by any other method:
initial payment for qualified annuities                 $1,000           $ 2,000         $ 2,000
initial payment for nonqualified annuities               2,000            10,000          10,000
for any additional payments                                 50                50              50


* RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without corporate office approval) based on your age on the effective date of the contract:

                                                   RAVA 4 ADVANTAGE   RAVA 4 SELECT   RAVA 4 ACCESS
                                                   ----------------   -------------   -------------
For the first year:
through age 85                                         $999,999          $999,999        $999,999
for ages 86 to 90                                       100,000           100,000         100,000
For each subsequent year:
through age 85                                          100,000           100,000         100,000
for ages 86 to 90                                        50,000            50,000          50,000


*** These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the Code's limits on annual contributions also apply.


We will consider your contract void from the start if we do not receive your initial purchase payment within 180 days from the application signed date.



For contract applications with SecureSource Flex riders signed on or after Feb. 3, 2012, we will consider your contract void from the start if we do not receive your initial purchase payment within 90 days of the application signed date.



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        19

Additional purchase payment restrictions for contracts with the Accumulation Benefit rider

Additional purchase payments for contracts with the Accumulation Benefit rider are restricted during the waiting period after the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.

Additional purchase payment restrictions for contracts with the GWB for Life rider

EFFECTIVE JAN. 26, 2009, AFTER INITIAL PURCHASE PAYMENTS ARE RECEIVED, LIMITED ADDITIONAL PURCHASE PAYMENTS ARE ALLOWED FOR ALL CONTRACTS WITH THE GWB FOR LIFE. Initial purchase payments are: 1) payments received with the application; and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from contract issue date and received within 180 days from the contract issue date.

Additional purchase payments will be limited to $100,000 for the life of your contract.

Additional purchase payment restrictions for contracts with the SecureSource Flex riders



The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.


For contracts purchased on or after Feb. 27, 2012, these purchase payment restrictions are being waived until further notice.



For contracts purchased prior to Feb. 27, 2012, we are waiving only the $100,000 total additional purchase payment restriction until further notice.



The SecureSource Flex riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP. (For the purpose of this calculation only, the ALP is determined using 5%, as described under "Optional Living Benefits -- Currently Offered -- SecureSource Flex Riders.")



If you take a withdrawal and then make additional purchase payment during the waiting period, these purchase payments are not guaranteed until the end of the waiting period.


We reserve the right to not accept purchase payments allocated to the regular fixed account for six months following either:

1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.


--------------------------------------------------------------------------------
 20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PURCHASE PAYMENT CREDITS
PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

  - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of:

- 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000; or

- 2% of each purchase payment received in the first contract year if your initial purchase payment to the contract is $1,000,000 or more. Please note that purchase payments of $1,000,000 or more require home office approval.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. This paragraph will not apply to contracts purchased on or after Oct. 5, 2008.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        21

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA fixed account. The contract administrative charge is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                   RAVA 4 ADVANTAGE   RAVA 4 SELECT   RAVA 4 ACCESS
                                                   ----------------   -------------   -------------
For nonqualified annuities                               1.05%             1.30%           1.45%
For qualified annuities                                   .85%             1.10%           1.25%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants lives. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider or SecureSource rider:


CONTRACTS WITHOUT GWB FOR LIFE RIDER OR SECURESOURCE RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.


--------------------------------------------------------------------------------
 22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CONTRACTS WITH GWB FOR LIFE RIDER OR SECURESOURCE RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings;

- the Remaining Benefit Payment; or

- the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.


2. Next, we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.


3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:


            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE
           0                       7%                     0                       8%

           1                       7                      1                       8

           2                       7                      2                       8

           3                       6                      3                       7

           4                       5                      4                       7

           5                       4                      5                       6

           6                       2                      6                       5

           7+                      0                      7                       4

                                                          8                       3

                                                          9                       2

                                                         10+                      0


SURRENDER CHARGE UNDER RAVA 4 SELECT:

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        23

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:


   CONTRACT YEAR       SURRENDER CHARGE PERCENTAGE
         1                          7%

         2                          7

         3                          7

         Thereafter                 0


SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix B.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the GWB for Life rider or SecureSource rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- to the extent that they exceed the greater of contract earnings or 10% of the contract value on the prior contract anniversary, required minimum distributions from a qualified annuity. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;

- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).


--------------------------------------------------------------------------------
 24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.


OPTIONAL LIVING BENEFIT CHARGES


SECURESOURCE FLEX RIDER FEE
We deduct an annual charge based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it as follows:

- SecureSource Flex - Single Life rider, 0.95%;

- SecureSource Flex - Joint Life rider, 1.10%.

We deduct the fee on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the SecureSource Flex rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource Flex rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Flex -- Single Life rider fee will not exceed a maximum fee of 2.00%. The SecureSource Flex -- Joint Life rider charge will not exceed a maximum fee of 2.50%.

The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

      (ii)  any ability to make additional purchase payments,

      (iii) the ability to change your PN program investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2. Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available PN investment options may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive investment option. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive investment option. Also, this type of fee increase does not allow you to terminate the rider.

The charge does not apply after you annuitize your contract and annuity payouts begin.

ACCUMULATION BENEFIT RIDER FEE
We deduct a charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 1.50%(2) of the greater of your contract value or the minimum contract accumulation value. The deduction will occur on the 60th day after each contract anniversary and on the benefit date. We prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        25

Currently, the Accumulation Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Accumulation Benefit rider fee will not exceed a maximum fee of 2.50%.

We may increase the rider fee at our discretion and in a nondiscriminatory basis, independent of the fee in effect for new sales.

We will not change the Accumulation Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our right to increase the rider fee and/or vary the rider fee for each investment option.

If you elect to change your PN program investment option after we have exercised our right to increase the fee for this rider, or after we have exercised our right to establish fees for this rider which vary by investment option, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of investment option. Any investment option changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your investment option twice in the same contract year (see "Portfolio Navigator Program"), the fee for this rider will be the greatest fee applicable to any investment option which you have selected during the contract year.

If you choose the elective step up, the elective spousal continuation step up, or change your investment option after we have exercised our rights to increase the rider fee as described above, your fee will be the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. For elective step ups and elective spousal continuation step ups, this change will be in effect for the entire contract year.

The charge does not apply after annuity payouts begin.


(1) Available if you are 80 or younger at the rider effective date. You must select a PN program investment option with this rider (see "Portfolio Navigator Program"). Not available with SecureSource riders. Not available for contracts purchased on or after Feb. 27, 2012.


(2) For contracts purchased prior to Oct. 4, 2010, the following charges apply:

CONTRACT PURCHASE DATE                                                       CURRENT CHARGE

Before Jan. 26, 2009.....................................................         0.60%

Jan. 26, 2009 -- May 30, 2009 ...........................................         0.80%

Nov. 30, 2009 -- Oct. 3, 2010............................................         1.25%




SECURESOURCE RIDER FEE
We deduct an annual charge of 0.90%(1) based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it(2). The rider charge is the same whether you select the SecureSource - Single Life rider or the SecureSource - Joint Life rider.

The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect a SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource - Single Life rider fee will not exceed a maximum fee of 2.00%(1). The SecureSource - Joint Life rider charge will not exceed a maximum fee of 2.00%(1).

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the SecureSource rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider fee will not change until the end of the waiting period. The fee for your rider will be based on the fee in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your PN program investment option; or

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee and/or vary the rider fee for each investment option.


--------------------------------------------------------------------------------
 26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

If you choose the elective step up, the elective spousal continuation step up, or change your investment option as described above, the fee for your rider will be the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after annuity payouts begin.

(1) For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65% and the maximum charge for Single Life rider and Joint Life rider is 1.50%

(2) For Single Life, available if you are 80 or younger at the rider effective date. For Joint Life, available if you and your spouse are 80 or younger at the rider effective date. You must select a PN program investment option with this rider (see "Portfolio Navigator Program"). Not available with the Accumulation Benefit rider.

GWB FOR LIFE RIDER FEE
We deduct an annual charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.65% of the greater of the contract value or the remaining benefit amount (RBA). The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The GWB for Life rider charge will not exceed a maximum fee of 1.50%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis.

We will not change the GWB for Life rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you elect to change your PN program investment option after we have exercised our rights to increase the rider fee and/or vary the rider fee for each investment option.

If you chose the elective spousal continuation step up or change your PN program investment option after we have exercised our right to increase the fee for this rider, or after we have exercised our right to establish fees for this rider which vary by investment option, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your investment option more than once in the same contract year (see "Portfolio Navigator Program"), the fee for this rider will be the greatest fee applicable to any investment option which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third contract year. In the event of more than one change in an investment option and/or elective step up occurring in the same contract year, the fee for this rider will be the highest fee applicable to any of these changes.

The charge does not apply after annuity payouts begin.

(1) Effective Sept. 10, 2007, this rider is no longer available for sale.

OPTIONAL DEATH BENEFIT CHARGES

ROPP RIDER FEE
We deduct an annual charge for this optional feature only if you select it(1). If selected, we deduct an annual charge of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        27

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date.

MAV RIDER FEE
We deduct an annual charge for the optional feature only if you select it.(1) If selected, we deduct an annual charge of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date and it is not available with the 5-Year MAV.

5-YEAR MAV RIDER FEE
We deduct an annual charge for this optional feature only if you select it(1). If selected, we deduct an annual charge of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this charge among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the charge for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the fee at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 75 or younger at the rider effective date. Not available with the MAV.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

REGULAR FIXED ACCOUNT
We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SPECIAL DCA FIXED ACCOUNT
We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges); and

- minus amounts transferred out.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or charge for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each

--------------------------------------------------------------------------------
 28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of a prorated portion of:

- the contract administrative charge;

- the ROPP rider charge (if selected);

- the MAV rider charge (if selected);

- the 5-Year MAV rider charge (if selected);

- the Accumulation Benefit rider charge (if selected);

- the GWB for Life rider charge (if selected); and/or

- the SecureSource rider charge (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set-up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, SecureSource, Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        29

HOW DOLLAR-COST AVERAGING WORKS


By investing an equal number of                                                            NUMBER
dollars                                                       AMOUNT     ACCUMULATION     OF UNITS
each month...                                       MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

- You cannot transfer existing contract values into a Special DCA fixed account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program investment option you have selected.

- You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if the PN program is in effect and the model portfolio you have selected, if applicable, includes the regular fixed account amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)

- We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account.

- We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

- Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

- Funding from multiple sources is treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance

--------------------------------------------------------------------------------
 30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if you are required to be in the PN program when you elect to end your participation in the Special DCA program, we will transfer the remaining balance to the investment option which you have selected.)

- We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Program" below).

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for living benefit riders, your contract value is allocated to a PN program investment option (except as described in the next paragraph). The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for both nonqualified and qualified annuities.

The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their contract value to Portfolio Navigator funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the static model portfolios, see "The static model portfolios" below.

You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being in the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a static model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        31

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUNDS OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for the model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the funds of funds investment options. If you begin taking income from your contract and have a living benefit rider that requires a move to a certain model portfolio once you begin taking income, you will be transferred to the fund of funds that corresponds to that model portfolio.

If you choose to remain in a static model portfolio, the investments and investment styles and policies of the underlying funds in which your contract value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds (and under the previous PN program five model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option at a time.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the investment option or model portfolio you have chosen.

You may request a change to your fund of funds (or a transfer from your model portfolio to a fund of funds) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If you make such a change, we

--------------------------------------------------------------------------------
 32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS may charge you a higher fee for your rider. If your contract includes a Secure Source rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and

- discontinue the PN program after 30 days' written notice.

RISKS. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

LIVING BENEFIT RIDERS REQUIRING PARTICIPATION IN THE PN PROGRAM:
- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the PN program investment options. For contracts purchased on or after Jan. 26, 2009, you cannot select the Aggressive investment option, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.

- GWB FOR LIFE OR SECURESOURCE RIDER: The GWB for Life or SecureSource rider requires that your contract value be invested in one of the PN program investment options for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE OR SECURESOURCE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount or the regular fixed account to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 4 Access contracts you cannot transfer to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.)

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT
- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the regular fixed account. However, if you made a transfer from the regular fixed account to the subaccounts, you may not make a transfer from any subaccount back to the regular fixed account for six months. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        33
  regular fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA fixed account.


- You may transfer contract values from the regular fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest.


- If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the regular fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

FOR RAVA 4 ACCESS
- Before annuity payouts begin, you may transfer contract values between the subaccounts.

- You may not make a transfer to the regular fixed account. (Exception: RAVA 4 Access contract holders who remained invested in the static PN program model portfolio and have the regular fixed account included in the model portfolio selected.)

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.



--------------------------------------------------------------------------------
 34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing, under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        35

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the regular fixed account or the Special DCA fixed account are not allowed.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.

- If you have a SecureSource rider or GWB for Life rider, you may set up automated partial surrenders up to the benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the regular fixed account)


--------------------------------------------------------------------------------
 36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

 3 BY TELEPHONE


Call:
1-800-541-2251 (toll free)
518-869-8613


MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before the settlement date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charge, or any applicable optional rider charges (see "Charges"). Federal income taxes and penalties and state and local income taxes may also apply (see "Taxes"). You cannot take surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period
-- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life rider or SecureSource rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider or SecureSource rider, your benefits under the rider may be reduced. If you have elected the SecureSource Flex rider, please consider carefully when you take surrenders. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. Also, if you withdraw more than the allowed withdrawal amount in a contract year under the SecureSource Flex rider ("excess withdrawal"), the guaranteed amounts under the rider may be reduced. It is also important to understand that the basic benefit and the lifetime benefit guarantees could be different values. Taking income under one of the guarantees could adversely impact the value of the other. (see "Optional Benefits"). Any partial surrender request that exceeds the amount allowed under the riders and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may specifically request surrenders from a Special DCA fixed account. If you elected a SecureSource rider, the minimum contract value is zero and you do not have the option to request from which account to surrender.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        37

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


--------------------------------------------------------------------------------
 38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life, SecureSource or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life or SecureSource riders. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider, the GWB for Life or SecureSource - Single Life rider will continue upon change of ownership. The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. For SecureSource rider and GWB for Life rider, any ownership change that impacts the guarantees provided will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the ownership change on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you. No other ownership changes are allowed while this rider is in force. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

For the SecureSource Flex - Single Life rider, if there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates. For the SecureSource
Flex - Joint Life rider, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust.).

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon your death if you die before the settlement start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.


If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

- contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        39

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges.


ADJUSTED PARTIAL SURRENDERS


        PS X DB
       ---------
           CV




PS    =   the amount by which the contract value is reduced as a result of the partial surrender.
DB    =   the death benefit on the date of (but prior to) the partial surrender.
CV    =   the contract value on the date of (but prior to) the partial surrender.



EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:

        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a standard death benefit of:                                                $18,333
        since this is greater than your contract value of $16,500


EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:
- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges; or

  - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.


--------------------------------------------------------------------------------
 40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The SecureSource Flex - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The SecureSource
Flex - Single Life rider terminates if a spouse chooses to continue the contract under the spousal continuation provision.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource rider, if selected, will terminate.

QUALIFIED ANNUITIES
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

  - contract value, less any purchase payment credits subject to reversal if applicable, less any applicable rider charges; or

  - purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal if applicable, less any applicable rider charges.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The SecureSource Flex - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner. The SecureSource
Flex - Single Life rider terminates if a spouse chooses to continue the contract under the spousal continuation provision.

We will not waive surrender charges on contracts continued under the spousal continuation provision.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, any optional riders, if selected, will terminate. In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        41
benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

- contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders.

                                                            PS X DB
ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT  =  ---------
                                                               CV




PS    =   the amount by which the contract value is reduced as a result of the partial surrender.
DB    =   the death benefit on the date of (but prior to) the partial surrender.
CV    =   the contract value on the date of (but prior to) the partial surrender.


If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP
- You may terminate the ROPP rider within 30 days of the first rider anniversary.

- You may terminate the ROPP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies thereafter.

For an example, see Appendix C.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the ROPP. To do this your spouse must, on the date our claim requirements are fulfilled, give us written instructions to keep the contract in force. IF YOUR SPOUSE WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider charge continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances

--------------------------------------------------------------------------------
 42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges; or

- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must give us written instructions to keep the contract in force on the date our death claim requirements are fulfilled. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum five year anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider charge continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum five year anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the maximum five year anniversary value to the current contract value and we reset the maximum five year anniversary value to the higher amount.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

- contract value, less any purchase payment credits subject to reversal, if applicable, less any applicable rider charges; or


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        43

- purchase payments minus adjusted partial surrenders; or

- the maximum five year anniversary value.

TERMINATING THE 5-YEAR MAV
- You may terminate the 5-Year MAV rider within 30 days of the first rider anniversary.

- You may terminate the 5-Year MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies thereafter.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract and if he or she chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


OPTIONAL LIVING BENEFITS


SECURESOURCE FLEX RIDERS
THE SECURESOURCE FLEX RIDERS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the waiting period, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. The SecureSource Flex rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time. This benefit is intended for assets you plan to hold and let accumulate for at least three years. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time.

There are two optional SecureSource Flex riders available under your contract:

  SecureSource Flex - Single Life; or

  SecureSource Flex - Joint Life.

The information in this section applies to both Secure Source Flex riders, unless otherwise noted. For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Flex - Single Life rider covers one person. The SecureSource Flex - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Flex - Single Life rider or the SecureSource Flex - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Flex rider is an optional benefit that you may select for an additional annual charge if:

- you purchase your contract on or after Nov. 9, 2009; and

- SINGLE LIFE: you are 80 or younger on the date the contract is issued or if an owner is a non-natural person, then the annuitant is age 80 or younger; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource Flex riders are not available under an inherited qualified annuity,


--------------------------------------------------------------------------------
 44 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The SecureSource Flex rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: until death (see "At Death" heading below) or until the depletion of the basic benefit.

- JOINT LIFE: until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) or until the depletion of the basic benefit.

KEY TERMS
The key terms associated with the SecureSource Flex rider are:

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the waiting period and until your death (JOINT LIFE: the death of both covered spouses) or termination of the rider. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year. The maximum ALP is $300,000.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): the age at which the lifetime benefit is established.

GUARANTEED BENEFIT AMOUNT (GBA): the total cumulative withdrawals guaranteed by the rider under the basic benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn or annuitized and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year after the waiting period under the basic benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

GUARANTEED BENEFIT PAYMENT (GBP): the basic benefit amount available each contract year after the waiting period until the RBA is reduced to zero. After the waiting period the annual withdrawal amount guaranteed by the rider can vary each contract year.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RALP is the lifetime benefit amount that can be withdrawn during the remainder of the current contract year.

REMAINING BENEFIT AMOUNT (RBA): each withdrawal you make reduces the amount that is guaranteed by the rider for future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

REMAINING BENEFIT PAYMENT (RBP): as you make withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. The RBP is the basic benefit amount that can be withdrawn during the remainder of the current contract year.

WAITING PERIOD: the period of time before you can take a withdrawal without affecting benefits under the rider. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.

WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the GBP Percentage and ALP Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

DESCRIPTION OF THE SECURESOURCE FLEX RIDER
Before the lifetime benefit is established, the annual withdrawal amount guaranteed by the riders after the waiting period is the basic benefit amount. After the lifetime benefit is established and after the waiting period, the riders guarantee that you have the option each contract year to cumulatively withdraw an amount up to the lifetime benefit amount or the basic benefit amount, but the riders do not guarantee withdrawal of both in a contract year.

The lifetime withdrawal benefit is established automatically:

- SINGLE LIFE: on the rider anniversary date after the covered person reaches age 65, or on the rider effective date if the covered person is age 65 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: on the rider anniversary date after the younger covered spouse reaches age 67, or on the rider effective date if the younger covered spouse is age 67 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        45

  The basic benefit amount and the lifetime benefit amount can vary based on the relationship of your contract value to the Withdrawal Adjustment Base (WAB). When the first withdrawal is taken each contract year after the waiting period, the percentages used to determine the benefit amounts are set and fixed for the remainder of that year.

  If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next year.

  If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

  Please note that basic benefit and lifetime benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime benefit only, the basic benefit only, or both.

  At any time after the waiting period, as long as your withdrawal does not exceed the greater of the basic benefit amount or the lifetime benefit amount, if established, you will not be assessed a surrender charge. If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").


  Subject to conditions and limitations, an annual step-up can increase the basic benefit amount and the lifetime benefit amount, if your contract value has increased on a rider anniversary. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.


  The values associated with the basic benefit are GBA, RBA, GBP and RBP. The values associated with the lifetime benefit are ALP and RALP. ALP and GBP are similar in that they are the annual withdrawal amount for each benefit after the waiting period. RALP and RBP are similar in that they are the remaining amount that can be withdrawn during the current contract year for each benefit.

IMPORTANT SECURESOURCE FLEX RIDER CONSIDERATIONS
You should consider whether a SecureSource Flex rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). Therefore, if there are multiple contract owners, the lifetime benefit will terminate when one of the contract owners dies even though other contract owners are still living

  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If both the ALP and the contract value are zero, the lifetime benefit will terminate.

  (c) When the lifetime benefit is first established the initial ALP is based on the basic benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, your benefits will be set to zero until the end of the waiting period when they will be re-established based on your contract value at that time. The first withdrawal request within the 3-year waiting period must be submitted in writing. Also, after the waiting period if you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal"), the guaranteed amounts under the rider may be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all

--------------------------------------------------------------------------------
 46 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. If you are in the static model portfolio, this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed investment option changes per contract year and will not cause your rider fee to increase. The target investment option classification is currently the Moderate investment option. We reserve the right to change the target investment option classification to an investment option that is more aggressive than the Moderate investment option after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or investment option that is more conservative than the Moderate investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again. If this is done after the waiting period, your rider benefit will be reset as follows:

  (a) the total GBA will be reset to the contract value, if your contract value is less; and

  (b) the total RBA will be reset to the contract value, if your contract value is less; and

  (c) the ALP, if established, will be reset to your current ALP Percentage (either 6% or 5% as described under "GBP Percentage and ALP Percentage" heading below) times the contract value, if this amount is less than the current ALP; and

  (d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

  (e) the RBP will be recalculated as the reset GBP less all prior withdrawals taken during the current contract year, but not less than zero; and

  (f) the RALP will be recalculated as the reset ALP less all prior withdrawals taken during the current contract year, but not less than zero; and

  (g) the WAB will be reset as follows:

      - if the ALP has not been established, the WAB will be equal to the reset GBA.

      - if the ALP has been established, the WAB will be equal to the reset ALP, divided by the current ALP Percentage.

  You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Flex rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource Flex - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Flex - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        47
  trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource Flex - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We limit the cumulative amount of purchase payments. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP. Also, any amount you withdraw during the waiting period will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time.

  You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals before age 59 1/2 may also incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period and such withdrawals will set all benefits under the rider to zero until the end of the waiting period when they will be reestablished based on the contract value at that time. While the rider permits certain excess withdrawals to be taken after the waiting period for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

BASIC BENEFIT DESCRIPTION
THE GBA AND RBA ARE DETERMINED AT THE FOLLOWING TIMES, SUBJECT TO THE MAXIMUM AMOUNT OF $5,000,000, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA and RBA are equal to the initial purchase payment, plus any purchase payment credit.

- When you make additional purchase payments -- If a withdrawal is taken during the waiting period, the GBA and RBA will not change when a subsequent purchase payment is made during the waiting period. Prior to any withdrawal during the waiting period and after the waiting period, each additional purchase payment will have its own GBA and RBA established equal to the amount of the purchase payment, plus any purchase payment credit.

- At step up -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you take a withdrawal during the waiting period -- the total GBA and total RBA will be set equal to zero until the end of the waiting period.

- When you take a withdrawal after the waiting period and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal and the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged, and each payment's RBA is reduced in proportion to its RBP.

  (b) greater than the total RBP -- EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA AND RBA.

- On the rider anniversary at the end of the waiting period -- If the first withdrawal is taken during the waiting period and you did not decline a rider fee increase, the total GBA and the total RBA will be reset to the contract value.


--------------------------------------------------------------------------------
 48 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  If the first withdrawal is taken during the waiting period and you decline a rider fee increase, the total GBA and the total RBA will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments and any purchase payment credits since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.

- Upon certain changes to your PN program investment option -- (See "Use of Portfolio Navigator Program Required," described above).

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GBP PERCENTAGE AND ALP PERCENTAGE: We use two percentages (6% and 5%) to calculate your GBP and ALP. The percentage used can vary as described below:

During the waiting period, 6% will be used to determine the amount payable to beneficiaries under the RBA Payout Option described below. After the waiting period, a comparison of your contract value and the WAB determines your GBP percentage and ALP percentage, unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then 6% is used in calculating your GBP and ALP; otherwise, 5% is used. Market volatility and returns and the deduction of fees could impact your benefit determining percentage. The benefit determining percentage is calculated as follows but will not be less than zero:

       1 - (A/B)

       A = contract value at the end of the prior valuation period

       B = WAB at the end of the prior valuation period

When the first withdrawal in a contract year is taken, the GBP percentage and ALP percentage will be set and fixed for the remainder of that contract year. Beginning on the next rider anniversary, the GBP percentage and ALP percentage can change on each valuation date as described above until a withdrawal is taken in that contract year.

Under certain limited situations, your GBP percentage and ALP percentage will not vary each contract year. They will be set at the earliest of (1), (2) or (3) below and remain fixed for as long as the benefit is payable:

(1) when the RBA payout option is elected, or

(2) if the ALP is established, when your contract value on a rider anniversary is less than two times the ALP (for the purpose of this calculation only, the ALP is determined using 5%; the ALP percentage used to determine your ALP going forward will be either 6% or 5%), or

(3) when the contract value reduces to zero.

For certain periods of time at our discretion and on a non-discriminatory basis, your GBP percentage and ALP percentage may be set by us to 6% if more favorable to you.

WITHDRAWAL ADJUSTMENT BASE (WAB): One of the components used to determine GBP percentage and ALP percentage. The maximum WAB is $5,000,000. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit,

THE WAB IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At Rider Effective Date -- the WAB is set equal to the initial purchase payment, plus any purchase payment credit.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        49

- When a subsequent purchase payment is made -- before a withdrawal is taken in the waiting period and at any time after the waiting period, the WAB will be increased by the amount of each additional purchase payment, plus any purchase payment credit.

- When a withdrawal is taken -- if the first withdrawal is taken during the waiting period, the WAB will be set equal to zero until the end of the waiting period.

Whenever a withdrawal is taken after the waiting period, the WAB will be reduced by the amount in (A) unless the withdrawal is an excess withdrawal for the lifetime benefit (or the basic benefit if the ALP is not established) when it will be set equal to the amount in (B).

  (A) The WAB is reduced by an amount as calculated below:

A X B
-----  where:
  C



       A = the amount the contract value is reduced by the withdrawal

       B = WAB on the date of (but prior to) the withdrawal

       C = the contract value on the date of (but prior to) the withdrawal.

  (B) If the ALP is not established and the current withdrawal exceeds the RBP, the WAB will be reset to the GBA immediately following excess withdrawal processing.

  If the ALP is established and the current withdrawal exceeds the RALP, the WAB will be reset to the ALP divided by the current ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above). In this calculation, we use the ALP immediately following excess withdrawal processing.

- On rider anniversaries -- unless you decline a rider fee increase, the WAB will be increased to the contract value on each rider anniversary, if the contract value is greater, except as follows:

  (A) If a withdrawal is taken during the waiting period, the WAB will be increased to the contract value on each rider anniversary beginning at the end of the waiting period, if the contract value is greater.

  (B) If you decline a rider fee increase and a withdrawal is taken during the waiting period, on the third anniversary the WAB will be reset to the lesser of (1) the GBA at the time of the first withdrawal, plus any additional purchase payments and any purchase payment credits since the time of the first withdrawal, minus all withdrawals, or (2) the contract value.

- Upon certain changes to your PN program investment option -- (See "Use of Portfolio Navigator Program Required," described above).

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic benefit. After the waiting period the annual withdrawal amount guaranteed under the rider can vary each contract year. At any point in time, each payment's GBP is the lesser of (a) and (b) where (a) is the GBA for that payment multiplied by the current GBP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) and (b) is the RBA for that payment. The total GBP is the sum of the GBPs for each purchase payment.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- During the waiting period -- the RBP will be zero.

- At the beginning of any contract year after the waiting period and when the GBP percentage changes -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments after the waiting period -- each additional purchase payment has its own RBP equal to the purchase payment, plus any purchase payment credit, multiplied by the GBP percentage.

- At step up -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When you make any withdrawal after the waiting period -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.


--------------------------------------------------------------------------------
 50 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 65.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): The ALP is the lifetime benefit amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime benefit is not in effect and the ALP is zero.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: Initially the ALP is established on the earliest of the following dates:

  (a) the rider effective date if the covered person has already reached age 65,

  (b) the rider anniversary following the date the covered person reaches age
  65,

      - if during the waiting period and no prior withdrawal has been taken; or

      - if after the waiting period.

  (c) the rider anniversary following the end of the waiting period if the covered person is age 65 before the end of the waiting period and a prior withdrawal had been taken.

The ALP is established as the total RBA multiplied by the ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).

- JOINT LIFE: Initially the ALP is established on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 67.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 67.

  (c) upon the first death of a covered spouse, then

          (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 67; or

          (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 67; or

          (3) the rider anniversary on/following the date the surviving covered spouse reaches age 67.

  (d) Following dissolution of marriage of the covered spouses,

          (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 67; or

          (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 67.

For (b), (c) and (d) above, if the date described occurs during the waiting period and a prior withdrawal had been taken, we use the rider anniversary following the end of the waiting period to establish the ALP.

The ALP is established as the total RBA multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        51

- Whenever the ALP Percentage changes --

  (a) If the ALP Percentage is changing from 6% to 5%, the ALP is reset to the ALP multiplied by 5%, divided by 6%.

  (b) If the ALP Percentage is changing from 5% to 6%, the ALP is reset to the ALP multiplied by 6%, divided by 5%.

- When you make an additional purchase payment -- Before a withdrawal is taken in the waiting period and at any time after the waiting period, each additional purchase payment increases the ALP by the amount of the purchase payment, plus any purchase payment credit, multiplied by the ALP Percentage.

- When you make a withdrawal:

  (a) During the waiting period, the ALP, if established, will be set equal to zero until the end of the waiting period.

  (b)After the waiting period, if the amount withdrawn is:

          (i) less than or equal to the RALP, the ALP is unchanged.

          (ii) greater than the RALP, ALP EXCESS WITHDRAWAL PROCESSING will occur.

  If you withdraw less than the ALP in a contract year, there is no carry over to the next contract year.

- On the rider anniversary at the end of the waiting period -- If you took a withdrawal during the waiting period, the ALP is set equal to the contract value multiplied by the ALP Percentage if the covered person has reached age 65 (JOINT LIFE: younger covered spouse has reached age 67).

- At step ups -- (see "Annual Step Up" heading below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- Upon certain changes to your PN program investment option -- (see "Use of Portfolio Navigator Program Required," heading above).

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or the ALP percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) multiplied by the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime benefit. Prior to establishment of the ALP, the lifetime benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period -- the RALP will be zero.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals taken in the contract year but not less than zero.

- At the beginning of each contract year after the waiting period and when the ALP Percentage changes -- the RALP is set equal to the ALP.

- When you make additional purchase payments after the waiting period -- each additional purchase payment increases the RALP by the purchase payment, plus any purchase payment credit, multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above).

- At step ups -- (see "Annual Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract upon Owner's Death" heading below).

- When you make any withdrawal after the waiting period -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The withdrawal is after the waiting period;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and


--------------------------------------------------------------------------------
 52 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawal during the waiting period will reset the basic benefit and lifetime benefit at the end of the waiting period. After the waiting period, withdrawal amounts greater than the RALP or RBP that do not meet the conditions above will result in excess withdrawal processing. The amount in excess of the RBP and/or RALP that is not subject to excess withdrawal processing will be recalculated if the RALP and RBP change due to GBP Percentage and ALP Percentage changes. See Appendix F for additional information.

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the benefit values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn in a lump sum or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment. If there have been multiple payments and the GBA increases due to the step up, the individual GBAs, RBAs, GBPs, and RBPs will be combined.

The annual step up may be available as described below, subject to the maximum GBA, RBA and ALP and subject to the following rules:

- You have not declined a rider fee increase.

- If you take any withdrawals during the waiting period the annual step up will not be available until the rider anniversary following the end of the waiting period.

- On any rider anniversary where your contract value is greater than the RBA or, your contract value multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above) is greater than the ALP, if established, the annual step up will be applied to your contract on the rider anniversary.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

- The total GBA will be increased to the contract value on the rider anniversary, if the contract value is greater.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period, the RBP will not be affected by the step up.

  (b) After the waiting period, the RBP will be reset to the increased GBP.

- The ALP will be increased to the contract value on the rider anniversary multiplied by the ALP Percentage (either 5% or 6% as described under "GBP Percentage and ALP Percentage" heading above), if greater than the current ALP.

- The RALP will be reset as follows:

  (a) During the waiting period, the RALP will not be affected by the step up.

  (b) After the waiting period, the RALP will be reset to the increased ALP.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH ("SPOUSAL CONTINUATION"):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Flex - Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource
Flex - Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

At the time of spousal continuation, a step-up may be available. If you decline a rider fee increase or the spousal continuation occurs during the waiting period and a withdrawal was taken, a step up is not available. All annual step-up rules (see "Annual Step-Up" heading above) also apply to the spousal continuation step-up except that a) the RBP will be calculated as the GBP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero, and b) the RALP will be calculated as the ALP after the step-up less all prior withdrawals taken during the current contract year, but not less than zero. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        53

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be taken from the variable subaccounts and the regular fixed account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the withdrawal is to be taken.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero, you will be paid in the following scenarios:

1) The ALP has not yet been established, the total RBA is greater than zero and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

     (a) receive the remaining schedule of GBPs until the RBA equals zero; or

     (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 65, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

         JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 67, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

  We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established, the total RBA is greater than zero and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

     (a) the remaining schedule of GBPs until the RBA equals zero; or

     (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

         JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

  We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

  - SINGLE LIFE: covered person;

  - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency but no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate;

- In determining the remaining schedule of GBPs, the current GBP is fixed for as long as payments are made.

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero; and

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource Flex rider and the contract will terminate under either of the following two scenarios:

- If the ALP is established and the RBA is zero, and if the contract value falls to zero as a result of a withdrawal that is greater than the RALP. This is full withdrawal of the contract value.

- If the ALP is not established and the RBA is zero, and if the contract value falls to zero as a result of fees, charges or a withdrawal.

AT DEATH:
SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living.


--------------------------------------------------------------------------------
 54 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract which terminates the rider.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the RBA payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

JOINT LIFE: If there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust), the rider terminates.

REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource Flex rider after the waiting period.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually, unless a lump sum settlement of the contract value is requested. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary when the death benefit is payable. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        55
settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource Flex rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.

   JOINT LIFE: an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses will terminate the rider.

2. SINGLE LIFE: After the death benefit is payable, continuation of the contract will terminate the rider.

3. JOINT LIFE: After the death benefit is payable the rider will terminate if:

     (a) any one other than a covered spouse continues the contract, or

     (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

4. Annuity payouts under an annuity payout plan will terminate the rider.

5. You may terminate the rider if your annual rider fee after any fee increase is more than 0.25 percentage points higher than your fee before the increase (See "Charges -- SecureSource Flex rider fee").

6. When the RBA and contract value are zero and either the ALP is not established or an excess withdrawal of the RALP is taken, the rider will terminate.

7. Termination of the contract for any reason will terminate the rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS. THIS RIDER IS NOT AVAILABLE FOR CONTRACTS PURCHASED ON OR AFTER FEB. 27, 2012.


The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.


If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are (or if the owner is a non-natural person, then the annuitant) is 80 or younger at contract issue, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The Accumulation Benefit rider may not be purchased with the optional SecureSource Flex rider. The rider ends when the waiting period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the waiting period, you have the following options:

- Continue your contract;

- Take partial surrenders or make a full surrender; or

- Annuitize your contract.

You should consider whether an Accumulation Benefit rider is appropriate for you because:

- you must participate in the PN program and you must be invested in one of the available investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program.");


--------------------------------------------------------------------------------
 56 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your PN program investment option to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your financial advisor whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your PN program investment option after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        57

We may increase the fee for your rider (see "Charges -- Accumulation Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Benefit rider, the spouse will pay the charge based on the fee that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix D.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED


SECURESOURCE RIDERS


Disclosure for SecureSource riders may be found in the Appendix F.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER


Disclosure for GWB for Life rider may be found in the Appendix G.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date after any rider charges have been deducted. Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and


--------------------------------------------------------------------------------
 58 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)


Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed investment return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS


You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether the annuitant is living or not.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate (See
  "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

- RBA PAYOUT OPTION: If you have a GWB for Life or SecureSource rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        59
  expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES


Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value

--------------------------------------------------------------------------------
 60 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contract while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        61
contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, or (4) the exchange of a qualified long-term care insurance contract for a qualified long-term insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.




For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. Inherited IRAs (including inherited Roth IRAs) one subject to special RMD rules. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



--------------------------------------------------------------------------------
 62 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);




- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);


- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Settlement Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        63

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we currently understand it..


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS


As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS


We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


--------------------------------------------------------------------------------
 64 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

- marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

- providing service to contract owners; and

- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its sales representatives to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        65

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS
- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER


We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


LEGAL PROCEEDINGS




Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumer and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life of NY is responding to a request for information from the New York insurance regulator which was sent to all life insurers conducting business in New York.



RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



--------------------------------------------------------------------------------
 66 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX A: THE FUNDS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



---------------------------------------------------------------------------------------------------------
           INVESTING IN             INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Global        Seeks long-term growth of           AllianceBernstein L.P.
Thematic Growth Portfolio (Class    capital.
B)
---------------------------------------------------------------------------------------------------------

AllianceBernstein VPS Growth and    Seeks long-term growth of           AllianceBernstein L.P.
Income Portfolio (Class B)          capital.
---------------------------------------------------------------------------------------------------------

AllianceBernstein VPS               Seeks long-term growth of           AllianceBernstein L.P.
International Value Portfolio       capital.
(Class B)
---------------------------------------------------------------------------------------------------------

AllianceBernstein VPS Large Cap     Seeks long-term growth of           AllianceBernstein L.P.
Growth Portfolio (Class B)          capital.
---------------------------------------------------------------------------------------------------------

American Century VP Mid Cap         Seeks long-term capital growth,     American Century Investment
Value, Class II                     Income is a secondary objective.    Management, Inc.
---------------------------------------------------------------------------------------------------------

American Century VP Ultra(R),       Seeks long-term capital growth.     American Century Investment
Class II                                                                Management, Inc.
---------------------------------------------------------------------------------------------------------

American Century VP Value, Class    Seeks long-term capital growth.     American Century Investment
II                                  Income is a secondary objective.    Management Inc.
---------------------------------------------------------------------------------------------------------

BlackRock Global Allocation V.I.    Seeks high total investment         BlackRock Advisors, LLC, adviser;
Fund (Class III)                    return.                             BlackRock Investment Management,
                                                                        LLC and BlackRock International
                                                                        Limited, sub-advisers.
---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks maximum total investment      Columbia Management Investment
Portfolio - Balanced Fund (Class    return through a combination of     Advisers, LLC
3)                                  capital growth and current
                                    income.
---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks maximum current income        Columbia Management Investment
Portfolio - Cash Management Fund    consistent with liquidity and       Advisers, LLC
(Class 3)                           stability of principal.
---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks high level of current         Columbia Management Investment
Portfolio - Diversified Bond Fund   income while attempting to          Advisers, LLC
(Class 3)                           conserve the value of the
                                    investment for the longest period
                                    of time.
---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks high level of current         Columbia Management Investment
Portfolio - Diversified Equity      income and, as a secondary goal,    Advisers, LLC
Income Fund (Class 3)               steady growth of capital.
---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks capital appreciation.         Columbia Management Investment
Portfolio - Dynamic Equity Fund                                         Advisers, LLC
(Class 3)
---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks long-term capital growth.     Columbia Management Investment
Portfolio - Emerging Markets                                            Advisers, LLC, adviser;
Opportunity Fund (Class 3)                                              Threadneedle International
                                                                        Limited, an indirect wholly-owned
                                                                        subsidiary of Ameriprise
                                                                        Financial, sub-adviser.
---------------------------------------------------------------------------------------------------------

Columbia Variable                   Non-diversified fund that seeks     Columbia Management Investment
Portfolio - Global Bond Fund        high total return through income    Advisers, LLC
(Class 3)                           and growth of capital.

---------------------------------------------------------------------------------------------------------

Columbia Variable                   Non-diversified fund that seeks     Columbia Management Investment
Portfolio - Global Inflation        total return that exceeds the       Advisers, LLC
Protected Securities Fund (Class    rate of inflation over the long
3)                                  term.

---------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        67

---------------------------------------------------------------------------------------------------------
           INVESTING IN             INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------
Columbia Variable                   Seeks total return, consisting of   Columbia Management Investment
Portfolio - High Income Fund        a high level of income and          Advisers, LLC
(Class 2)                           capital appreciation.

---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks high current income, with     Columbia Management Investment
Portfolio - High Yield Bond Fund    capital growth as a secondary       Advisers, LLC
(Class 3)                           objective.

---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks high total return through     Columbia Management Investment
Portfolio - Income Opportunities    current income and capital          Advisers, LLC
Fund (Class 3)                      appreciation.

---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks capital appreciation.         Columbia Management Investment
Portfolio - International                                               Advisers, LLC, adviser;
Opportunity Fund (Class 3)                                              Threadneedle International
                                                                        Limited, an indirect wholly-owned
                                                                        subsidiary of Ameriprise
                                                                        Financial, sub-adviser.

---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks long-term capital growth.     Columbia Management Investment
Portfolio - Large Cap Growth Fund                                       Advisers, LLC
(Class 3)

---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks long-term growth of           Columbia Management Investment
Portfolio - Marsico Growth Fund     capital.                            Advisers, LLC, adviser; Marsico
(Class 1)                                                               Capital Management, LLC,
                                                                        subadviser.

---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks long-term growth of           Columbia Management Investment
Portfolio - Marsico International   capital.                            Advisers, LLC, adviser; Marsico
Opportunities Fund (Class 2)                                            Capital Management, LLC,
                                                                        subadviser.

---------------------------------------------------------------------------------------------------------

Columbia Variable Portfolio - Mid   Seeks growth of capital.            Columbia Management Investment
Cap Growth Opportunity Fund                                             Advisers, LLC
(Class 3)

---------------------------------------------------------------------------------------------------------

Columbia Variable Portfolio - Mid   Seeks long-term growth of           Columbia Management Investment
Cap Value Opportunity Fund (Class   capital.                            Advisers, LLC
3)
---------------------------------------------------------------------------------------------------------

Columbia Variable Portfolio - S&P   Seeks long-term capital             Columbia Management Investment
500 Index Fund (Class 3)            appreciation.                       Advisers, LLC
---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks long-term growth of           Columbia Management Investment
Portfolio - Select Large-Cap        capital.                            Advisers, LLC
Value Fund (Class 3)
---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks long-term capital growth.     Columbia Management Investment
Portfolio - Select Smaller-Cap                                          Advisers, LLC
Value Fund (Class 3)
---------------------------------------------------------------------------------------------------------

Columbia Variable                   Seeks high level of current         Columbia Management Investment
Portfolio - Short Duration U.S.     income and safety of principal      Advisers, LLC
Government Fund (Class 3)           consistent with investment in
                                    U.S. government and government
                                    agency securities.
---------------------------------------------------------------------------------------------------------

Credit Suisse Trust - Commodity     Seeks total return.                 Credit Suisse Asset Management,
Return Strategy Portfolio                                               LLC
---------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund    Seeks capital growth.               The Dreyfus Corporation, adviser;
International Equity Portfolio,                                         Newton Capital Management
Service Shares                                                          Limited, sub-adviser
---------------------------------------------------------------------------------------------------------

DWS Alternative Asset Allocation    Seeks capital appreciation.         Deutsche Investment Management
VIP, Class B                                                            Americas Inc., adviser; QS
                                                                        Investors, LLC and RREEF America
                                                                        LLC, sub-advisers.
---------------------------------------------------------------------------------------------------------

Eaton Vance VT Floating - Rate      Seeks high level of current         Eaton Vance Management
Income Fund                         income.
---------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 68 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

---------------------------------------------------------------------------------------------------------
           INVESTING IN             INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)       Seeks long-term capital             Fidelity Management & Research
Portfolio Service Class 2           appreciation. Normally invests      Company (FMR) is the fund's
                                    primarily in common stocks.         manager. FMR Co., Inc. (FMRC) and
                                    Invests in securities of            other investment advisers serve
                                    companies whose value it believes   as sub-advisers for the fund.
                                    is not fully recognized by the
                                    public, Invests in either
                                    "growth" stocks or "value" stocks
                                    or both. The fund invests in
                                    domestic and foreign issuers.
---------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid Cap Portfolio   Seeks long-term growth of           Fidelity Management & Research
Service Class 2                     capital. Normally invests           Company (FMR) is the fund's
                                    primarily in common stocks.         manager. FMR Co., Inc. (FMRC) and
                                    Normally invests at least 80% of    other investment advisers serve
                                    assets in securities of companies   as sub-advisers for the fund.
                                    with medium market
                                    capitalizations. May invest in
                                    companies with smaller or larger
                                    market capitalizations. Invests
                                    in domestic and foreign issuers.
                                    The Fund invests in either
                                    "growth" or "value" common stocks
                                    or both.
---------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Overseas            Seeks long-term growth of           Fidelity Management & Research
Portfolio Service Class 2           capital. Normally invests           Company (FMR) is the fund's
                                    primarily in common stocks          manager. FMR Co., Inc. (FMRC) and
                                    allocating investments across       other investment advisers serve
                                    different countries and regions.    as sub-advisers for the fund.
                                    Normally invests at least 80% of
                                    assets in non-U.S. securities.
---------------------------------------------------------------------------------------------------------

FTVIPT Franklin Global Real         Seeks high total return. The fund   Franklin Templeton Institutional,
Estate Securities Fund - Class 2    normally invests at least 80% of    LLC
                                    its net assets in investments of
                                    companies located anywhere in the
                                    world that operate in the real
                                    estate sector.
---------------------------------------------------------------------------------------------------------

FTVIPT Franklin Small Cap Value     Seeks long-term total return. The   Franklin Advisory Services, LLC
Securities Fund - Class 2           fund normally invests at least
                                    80% of its net assets in
                                    investments of small
                                    capitalization companies.
---------------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares Securities     Seeks capital appreciation, with    Franklin Mutual Advisers, LLC
Fund - Class 2                      income as a secondary goal. The
                                    fund normally invests primarily
                                    in U.S. and foreign equity
                                    securities that the manager
                                    believes are undervalued.
---------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured U.S.   Seeks long-term growth of           Goldman Sachs Asset Management,
Equity Fund - Institutional         capital.                            L.P.
Shares
---------------------------------------------------------------------------------------------------------

Invesco V.I. Diversified Dividend   Seeks to provide reasonable         Invesco Advisers, Inc.
Fund, Series II Shares              current income and long-term
(previously Invesco                 growth of income and capital.
V.I. - Dividend Growth Fund,
Series II Shares)
---------------------------------------------------------------------------------------------------------

Invesco V.I. Global Health Care     Seeks long-term growth of           Invesco Advisers, Inc.
Fund, Series II Shares              capital.
---------------------------------------------------------------------------------------------------------

Invesco V.I. International Growth   Seeks long-term growth of           Invesco Advisers, Inc.
Fund, Series II Shares              capital.
---------------------------------------------------------------------------------------------------------

Invesco Van Kampen V.I. American    Seeks capital growth.               Invesco Advisers, Inc.
Franchise Fund, Series II Shares
---------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        69

---------------------------------------------------------------------------------------------------------
           INVESTING IN             INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock    Seeks capital growth and income     Invesco Advisers, Inc.
Fund, Series II Shares              through investments in equity
                                    securities, including common
                                    stocks, preferred stocks and
                                    securities convertible into
                                    common and preferred stocks.
---------------------------------------------------------------------------------------------------------

Invesco Van Kampen V.I. Mid Cap     Seeks capital growth.               Invesco Advisers, Inc.
Growth Fund, Series II Shares
---------------------------------------------------------------------------------------------------------

Janus Aspen Series Janus            Seeks long-term growth of           Janus Capital Management LLC
Portfolio: Service Shares           capital.
---------------------------------------------------------------------------------------------------------

Janus Aspen Series Moderate         Seeks the highest return over       Janus Capital Management LLC
Allocation Portfolio: Service       time consistent with an emphasis
Shares                              on growth of capital and income.
---------------------------------------------------------------------------------------------------------

Legg Mason ClearBridge Variable     Seeks long-term growth of           Legg Mason Partners Fund Advisor,
Small Cap Growth                    capital.                            LLC, adviser; ClearBridge
Portfolio - Class I                                                     Advisors, LLC, sub-adviser.
---------------------------------------------------------------------------------------------------------

MFS(R) Investors Growth Stock       Seeks capital appreciation.         MFS* Investment Management
Series - Service Class
---------------------------------------------------------------------------------------------------------

MFS(R) Utilities Series - Service   Seeks total return.                 MFS(R) Investment Management
Class
---------------------------------------------------------------------------------------------------------

Morgan Stanley UIF Global Real      Seeks to provide current income     Morgan Stanley Investment
Estate Portfolio, Class II Shares   and capital appreciation.           Management Inc., adviser; Morgan
                                                                        Stanley Investment Management
                                                                        Limited and Morgan Stanley
                                                                        Investment Management Company,
                                                                        subadvisers.
---------------------------------------------------------------------------------------------------------

Morgan Stanley UIF Mid Cap Growth   Seeks long-term capital growth by   Morgan Stanley Investment
Portfolio, Class II Shares          investing primarily in common       Management Inc.
                                    stocks and other equity
                                    securities.
---------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers           Seeks long-term growth of capital   Neuberger Berman Management LLC
Management Trust International      by investing primarily in common
Portfolio (Class S)                 stocks of foreign companies.
---------------------------------------------------------------------------------------------------------

Neuberger Berman Advisers           Seeks long-term growth of capital   Neuberger Berman Management LLC
Management Trust Socially           by investing primarily in
Responsive Portfolio (Class S)      securities of companies that meet
                                    the Fund's financial criteria and
                                    social policy.
---------------------------------------------------------------------------------------------------------

Oppenheimer Global Securities       Seeks long-term capital             OppenheimerFunds, Inc.
Fund/VA, Service Shares             appreciation by investing a
                                    substantial portion of its assets
                                    in securities of foreign issuers,
                                    "growth-type" companies, cyclical
                                    industries and special situations
                                    that are considered to have
                                    appreciation possibilities.
---------------------------------------------------------------------------------------------------------

Oppenheimer Global Strategic        Seeks a high level of current       OppenheimerFunds, Inc.
Income Fund/VA, Service Shares      income principally derived from
                                    interest on debt securities.
---------------------------------------------------------------------------------------------------------

Oppenheimer Main Street Small- &    Seeks capital appreciation.         OppenheimerFunds, Inc.
Mid-Cap Fund(R)/VA, Service
Shares
---------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 70 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

---------------------------------------------------------------------------------------------------------
           INVESTING IN             INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund/VA,          Seeks long-term growth of capital   OppenheimerFunds, Inc.
Service Shares                      by investing primarily in common
                                    stocks with low price-earnings
                                    ratios and better than
                                    anticipated earnings. Realization
                                    of income is a secondary
                                    consideration.
---------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset Portfolio,      Seeks maximum real return           Pacific Investment Management
Advisor Share Class                 consistent with preservation of     Company LLC (PIMCO)
                                    real capital and prudent
                                    investment management.
---------------------------------------------------------------------------------------------------------

PIMCO VIT Global Multi-Asset        Seeks total return which exceeds    Pacific Investment Management
Portfolio, Advisor Class            that of a blend of 60% MSCI World   Company LLC (PIMCO)
                                    Index/40% Barclays Capital U.S.
                                    Aggregate Index.
---------------------------------------------------------------------------------------------------------

Variable Portfolio - Aggressive     Seeks high level of total return    Columbia Management Investment
Portfolio (Class 2)                 that is consistent with an          Advisers, LLC
                                    aggressive level of risk. This is
                                    a "fund of funds" and seeks to
                                    achieve its objective by
                                    investing in a combination of
                                    underlying funds. The fund
                                    invests primarily in underlying
                                    funds that invest in equity
                                    securities and also invests a
                                    small amount in underlying funds
                                    that invest in fixed income
                                    securities.
---------------------------------------------------------------------------------------------------------

Variable Portfolio - Aggressive     Seeks high level of total return    Columbia Management Investment
Portfolio (Class 4)                 that is consistent with an          Advisers, LLC
                                    aggressive level of risk. This is
                                    a "fund of funds" and seeks to
                                    achieve its objective by
                                    investing in a combination of
                                    underlying funds. The fund
                                    invests primarily in underlying
                                    funds that invest in equity
                                    securities and also invests a
                                    small amount in underlying funds
                                    that invest in fixed income
                                    securities.
---------------------------------------------------------------------------------------------------------

Variable Portfolio - Conservative   Seeks high level of total return    Columbia Management Investment
Portfolio (Class 2)                 that is consistent with a           Advisers, LLC
                                    conservative level of risk. This
                                    is a "fund of funds" and seeks to
                                    achieve its objective by
                                    investing in a combination of
                                    underlying funds. The fund
                                    invests primarily in underlying
                                    funds that invest in fixed income
                                    securities.

---------------------------------------------------------------------------------------------------------

Variable Portfolio - Conservative   Seeks high level of total return    Columbia Management Investment
Portfolio (Class 4)                 that is consistent with a           Advisers, LLC
                                    conservative level of risk. This
                                    is a "fund of funds" and seeks to
                                    achieve its objective by
                                    investing in a combination of
                                    underlying funds. The fund
                                    invests primarily in underlying
                                    funds that invest in fixed income
                                    securities.
---------------------------------------------------------------------------------------------------------

Variable Portfolio - Davis New      Seeks long-term capital growth.     Columbia Management Investment
York Venture Fund (Class 3)                                             Advisers, LLC, adviser; Davis
                                                                        Selected Advisers, L.P.,
                                                                        subadviser.
---------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        71

---------------------------------------------------------------------------------------------------------
           INVESTING IN             INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------
Variable Portfolio - Goldman        Seeks long-term growth of           Columbia Management Investment
Sachs Mid Cap Value Fund (Class     capital.                            Advisers, LLC, adviser; Goldman
3)                                                                      Sachs Asset Management, L.P.,
                                                                        subadviser.
---------------------------------------------------------------------------------------------------------

Variable Portfolio - Moderate       Seeks high level of total return    Columbia Management Investment
Portfolio (Class 2)                 that is consistent with a           Advisers, LLC
                                    moderate level of risk. This is a
                                    "fund of funds" and seeks to
                                    achieve its objective by
                                    investing in a combination of
                                    underlying funds. The fund
                                    invests primarily in a balance of
                                    underlying funds that invest in
                                    fixed income securities and
                                    underlying funds that invest in
                                    equity securities.
---------------------------------------------------------------------------------------------------------

Variable Portfolio - Moderate       Seeks high level of total return    Columbia Management Investment
Portfolio (Class 4)                 that is consistent with a           Advisers, LLC
                                    moderate level of risk. This is a
                                    "fund of funds" and seeks to
                                    achieve its objective by
                                    investing in a combination of
                                    underlying funds. The fund
                                    invests primarily in a balance of
                                    underlying funds that invest in
                                    fixed income securities and
                                    underlying funds that invest in
                                    equity securities.
---------------------------------------------------------------------------------------------------------

Variable Portfolio - Moderately     Seeks high level of total return    Columbia Management Investment
Aggressive Portfolio (Class 2)      that is consistent with a           Advisers, LLC
                                    moderately aggressive level of
                                    risk. This is a "fund of funds"
                                    and seeks to achieve its
                                    objective by investing in a
                                    combination of underlying funds.
                                    The fund invests primarily in
                                    underlying funds that invest in
                                    equity securities and also
                                    invests a moderate amount in
                                    underlying funds that invest in
                                    fixed income securities.
---------------------------------------------------------------------------------------------------------

Variable Portfolio - Moderately     Seeks high level of total return    Columbia Management Investment
Aggressive Portfolio (Class 4)      that is consistent with a           Advisers, LLC
                                    moderately aggressive level of
                                    risk. This is a "fund of funds"
                                    and seeks to achieve its
                                    objective by investing in a
                                    combination of underlying funds.
                                    The fund invests primarily in
                                    underlying funds that invest in
                                    equity securities and also
                                    invests a moderate amount in
                                    underlying funds that invest in
                                    fixed income securities.
---------------------------------------------------------------------------------------------------------

Variable Portfolio - Moderately     Seeks high level of total return    Columbia Management Investment
Conservative Portfolio (Class 2)    that is consistent with a           Advisers, LLC
                                    moderately conservative level of
                                    risk. This is a "fund of funds"
                                    and seeks to achieve its
                                    objective by investing in a
                                    combination of underlying funds.
                                    The fund invests primarily in
                                    underlying funds that invest in
                                    fixed income securities and also
                                    invests a moderate amount in
                                    underlying funds that invest in
                                    equity securities.
---------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 72 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

---------------------------------------------------------------------------------------------------------
           INVESTING IN             INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------
Variable Portfolio - Moderately     Seeks high level of total return    Columbia Management Investment
Conservative Portfolio (Class 4)    that is consistent with a           Advisers, LLC
                                    moderately conservative level of
                                    risk. This is a "fund of funds"
                                    and seeks to achieve its
                                    objective by investing in a
                                    combination of underlying funds.
                                    The fund invests primarily in
                                    underlying funds that invest in
                                    fixed income securities and also
                                    invests a moderate amount in
                                    underlying funds that invest in
                                    equity securities.
---------------------------------------------------------------------------------------------------------

Variable Portfolio - Partners       Seeks long-term capital             Columbia Management Investment
Small Cap Value Fund (Class 3)      appreciation.                       Advisers, LLC, adviser; Barrow,
                                                                        Hanley, Mewhinney & Strauss,
                                                                        Inc., Denver Investment Advisors
                                                                        LLC, Donald Smith & Co., Inc.,
                                                                        River Road Asset Management, LLC
                                                                        and Turner Investment Partners,
                                                                        Inc., subadvisers.
---------------------------------------------------------------------------------------------------------

Wanger International                Seeks long term capital             Columbia Wanger Asset Management,
                                    appreciation.                       LLC

---------------------------------------------------------------------------------------------------------

Wanger USA                          Seeks long-term capital             Columbia Wanger Asset Management,
                                    appreciation.                       LLC

---------------------------------------------------------------------------------------------------------

Wells Fargo Advantage VT            Seeks long-term capital             Wells Fargo Funds Management,
International Equity Fund - Class   appreciation.                       LLC, adviser; Wells Capital
2                                                                       Management Inc., sub-adviser.
---------------------------------------------------------------------------------------------------------

Wells Fargo Advantage VT            Seeks long-term capital             Wells Fargo Funds Management,
Opportunity Fund - Class 2          appreciation.                       LLC, adviser; Wells Capital
                                                                        Management Inc., sub-adviser.
---------------------------------------------------------------------------------------------------------

Wells Fargo Advantage VT Small      Seeks long-term capital             Wells Fargo Funds Management,
Cap Growth Fund - Class 2           appreciation.                       LLC, adviser; Wells Capital
                                                                        Management Inc., sub-adviser.
---------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        73

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                               CONTRACT      CONTRACT
                                               WITH GAIN     WITH LOSS
             Contract Value at time of full   $120,000.00   $ 80,000.00
                                 surrender:
                    Contract Value on prior    115,000.00     85,000.00
                               anniversary:

 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of the
           earnings or 10% of the prior
           anniversary value:
                  Earnings in the contract:     20,000.00          0.00
             10% of the prior anniversary's     11,500.00      8,500.00
                            contract value:
                                              -----------   -----------
                         Total Free Amount:     20,000.00      8,500.00

 STEP 2.   We determine the TFA that is
           from Purchase Payments:
                         Total Free Amount:     20,000.00      8,500.00
                  Earnings in the contract:     20,000.00          0.00
                    Purchase Payments being          0.00      8,500.00
                    Surrendered Free (PPF):
 STEP 3.   We calculate the Premium Ratio
           (PR):
           PR = [WD - TFA] / [CV - TFA]
                                       WD =    120,000.00     80,000.00  = the amount of the surrender
                                      TFA =     20,000.00      8,500.00  = the total free amount, step 1
                                       CV =    120,000.00     80,000.00  = the contract value at the time
                                                                         of the surrender
                                       PR =          100%          100%  = the premium ratio

 STEP 4.   We calculate Chargeable Purchase
           Payments being Surrendered
           (CPP):
           CPP = PR X (PP - PPF)
                                       PR =          100%          100%  = premium ratio, step 3
                                       PP =    100,000.00    100,000.00  = purchase payments not
                                                                         previously surrendered
                                      PPF =          0.00      8,500.00  = purchase payments being
                                                                         surrendered free,
                                                                         step 2
                                      CPP =    100,000.00     91,500.00




--------------------------------------------------------------------------------
 74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                               CONTRACT      CONTRACT
                                               WITH GAIN     WITH LOSS
 STEP 5.   We calculate the Surrender
           Charges:
              Chargeable Purchase Payments:   100,000.00     91,500.00
               Surrender Charge Percentage:           7%            7%
                          Surrender Charge:     7,000.00      6,405.00

 STEP 6.   We calculate the Net Surrender     120,000.00     80,000.00
           Value:
                Contract Value Surrendered:    (7,000.00)    (6,405.00)
             Contract Charge (assessed upon       (30.00)       (30.00)
                           full surrender):
               Net Full Surrender Proceeds:   112,970.00     73,565.00



PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                               CONTRACT      CONTRACT
                                               WITH GAIN     WITH LOSS
                  Contract Value at time of   $120,000.00   $80,000.00
                         partial surrender:
                    Contract Value on prior    115,000.00    85,000.00
                               anniversary:
 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of the
           earnings or 10% of the prior
           anniversary value:
                  Earnings in the contract:     20,000.00         0.00
             10% of the prior anniversary's     11,500.00     8,500.00
                            contract value:
                                              -----------   ----------
                         Total Free Amount:     20,000.00     8,500.00

 STEP 2.   We determine the TFA that is
           from Purchase Payments:
                         Total Free Amount:     20,000.00     8,500.00
                  Earnings in the contract:     20,000.00         0.00
                    Purchase Payments being          0.00     8,500.00
                    Surrendered Free (PPF):

 STEP 3.   We calculate the Premium Ratio
           (PR):
           PR = [WD - TFA] / [CV - TFA]
                                       WD =     50,000.00    50,000.00   = the amount of the surrender
                                      TFA =     20,000.00     8,500.00   = the total free amount, step 1
                                       CV =    120,000.00    80,000.00   = the contract value at the time
                                                                         of surrender
                                       PR =           30%          58%   = the premium ratio




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        75

                                               CONTRACT      CONTRACT
                                               WITH GAIN     WITH LOSS
 STEP 4.   We calculate the Chargeable
           Purchase Payments being
           Surrendered (CPP):
           CPP = PR X (PP - PPF)
                                       PR =          30%           58%   = premium ratio, step 3
                                       PP =   100,000.00    100,000.00   = purchase payments not
                                                                         previously  surrendered
                                      PPF =         0.00      8,500.00   = purchase payments being
                                                                         surrendered free,  step 2
                                      CPP =    30,000.00     53,108.39   = chargeable purchase payments
                                                                         being  surrendered

 STEP 5.   We calculate the Surrender
           Charges:
              Chargeable Purchase Payments:    30,000.00     53,108.39
               Surrender Charge Percentage:           7%            7%
                          Surrender Charge:        2,100         3,718

 STEP 6.   We calculate the Net Surrender
           Value:
                Contract Value Surrendered:    50,000.00     50,000.00
                          Surrender Charge:    (2,100.00)    (3,717.59)
            Net Partial Surrender Proceeds:    47,900.00     46,282.41



FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                               CONTRACT      CONTRACT
                                               WITH GAIN     WITH LOSS
             Contract Value at time of full   $120,000.00   $80,000.00
                                 surrender:
                    Contract Value on prior    115,000.00    85,000.00
                               anniversary:

 STEP 1.   We determine the Total Free
           Amount (TFA) available in the
           contract as the greatest of the
           earnings or 10% of the prior
           anniversary value:
                  Earnings in the Contract:     20,000.00         0.00
             10% of the prior anniversary's     11,500.00     8,500.00
                            contract value:
                                              -----------   ----------
                         Total Free Amount:     20,000.00     8,500.00

 STEP 2.   We determine the TFA and Amount
           Free that is from Purchase
           Payments:
                         Total Free Amount:     20,000.00     8,500.00
                  Earnings in the contract:     20,000.00         0.00
                    Purchase Payments being          0.00     8,500.00
                    Surrendered Free (PPF):

 STEP 3.   We calculate the Premium Ratio
           (PR):
           PR = [WD - TFA] / [CV - TFA]
                                       WD =    120,000.00    80,000.00   = the amount of the surrender
                                      TFA =     20,000.00     8,500.00   = the total free amount, step 1
                                       CV =    120,000.00    80,000.00   = the contract value at the time
                                                                         of the surrender
                                       PR =          100%         100%




--------------------------------------------------------------------------------
 76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                               CONTRACT      CONTRACT
                                               WITH GAIN     WITH LOSS
 STEP 4.   We calculate Chargeable Purchase
           Payments being Surrendered
           (CPP):
           CPP = PR X (PP - PPF)
                                       PR =         100%          100%   = premium ratio, step 3
                                       PP =   100,000.00    100,000.00   = purchase payments not
                                                                         previously surrendered
                                      PPF =         0.00      8,500.00   = purchase payments being
                                                                         surrendered free,  step 2
                                      CPP =   100,000.00     91,500.00

 STEP 5.   We calculate the Surrender
           Charges:
              Chargeable Purchase Payments:   100,000.00     91,500.00
               Surrender Charge Percentage:           7%            7%
                          Surrender Charge:     7,000.00      6,405.00

 STEP 6.   We calculate the Net Surrender     120,000.00     80,000.00
           Value:
                Contract Value Surrendered:    (7,000.00)    (6,405.00)
             Contract Charge (assessed upon       (30.00)       (30.00)
                           full surrender):
               Net Full Surrender Proceeds:   112,970.00     73,565.00




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        77

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                   CONTRACT      CONTRACT
                                                  WITH GAIN     WITH LOSS
             Contract Value at time of partial   $120,000.00   $ 80,000.00
                                    surrender:
          Contract Value on prior anniversary:    115,000.00     85,000.00

STEP 1.   We determine the Total Free Amount
          (TFA) available in the contract as
          the greatest of the earnings or 10%
          of the prior anniversary value:
                     Earnings in the contract:     20,000.00          0.00
                10% of the prior anniversary's     11,500.00      8,500.00
                               contract value:
                                                 -----------   -----------
                            Total Free Amount:     20,000.00      8,500.00

STEP 2.   We determine the Amount Free that is
          from Purchase Payments:
                            Total Free Amount:     20,000.00      8,500.00
                     Earnings in the contract:     20,000.00          0.00
           Purchase Payments being Surrendered          0.00      8,500.00
                                   Free (PPF):

STEP 3.   We calculate the Premium Ratio (PR):
          PR = [WD - TFA] / [CV - TFA]
                                          WD =     50,000.00     50,000.00   = the amount of the surrender
                                         TFA =     20,000.00      8,500.00   = the total free amount, step 1
                                          CV =    120,000.00     80,000.00   = the contract value at the time of
                                                                             surrender
                                          PR =           30%           58%   = the premium ratio

STEP 4.   We calculate the Chargeable Purchase
          Payments being Surrendered (CPP):
          CPP = PR X (PP - PPF)
                                          PR =           30%           58%   = premium ratio, step 3
                                          PP =    100,000.00    100,000.00   = purchase payments not previously
                                                                             surrendered
                                         PPF =          0.00      8,500.00   = purchase payments being
                                                                             surrendered free,  step 2
                                         CPP =     30,000.00     53,108.39   = chargeable purchase payments being
                                                                             surrendered

STEP 5.   We calculate the Surrender Charges:
                 Chargeable Purchase Payments:     30,000.00     53,108.39
                  Surrender Charge Percentage:            7%            7%
                             Surrender Charge:         2,100         3,718

STEP 6.   We calculate the Net Surrender
          Value:
                   Contract Value Surrendered:     50,000.00     50,000.00
                             Surrender Charge:     (2,100.00)    (3,717.59)
               Net Partial Surrender Proceeds:     47,900.00     46,282.41




--------------------------------------------------------------------------------
 78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.


EXAMPLE -- ROPP DEATH BENEFIT

- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
THE TOTAL PURCHASE PAYMENTS MINUS ADJUSTMENTS FOR PARTIAL SURRENDERS:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:

        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a death benefit of:                                                         $18,333



EXAMPLE -- MAV DEATH BENEFIT

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
THE MAXIMUM ANNIVERSARY VALUE IMMEDIATELY PRECEDING THE DATE OF DEATH PLUS ANY
PAYMENTS MADE SINCE THAT ANNIVERSARY MINUS ADJUSTED PARTIAL SURRENDERS:
        Greatest of your contract anniversary contract values:                          $24,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:

        $1,500 x $24,000
        ----------------  =                                                              -1,636
             $22,000
                                                                                        -------

        for a death benefit of:                                                         $22,364



EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        79

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
THE MAXIMUM 5-YEAR ANNIVERSARY VALUE IMMEDIATELY PRECEDING THE DATE OF DEATH PLUS
ANY PAYMENTS MADE SINCE THAT ANNIVERSARY MINUS ADJUSTED PARTIAL SURRENDERS:
        Greatest of your 5-year contract anniversary contract values:                   $30,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:

        $1,500 x $30,000
        ----------------  =                                                              -1,800
             $25,000
                                                                                        -------

        for a death benefit of:                                                         $28,200




--------------------------------------------------------------------------------
 80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE
"TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- SECURESOURCE FLEX RIDERS

EXAMPLE #1: LIFETIME BENEFIT NOT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner. You (and your spouse for the joint benefit) are age
  61.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP Percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue.


                                  HYPOTHETICAL
CONTRACT                             ASSUMED                                  BASIC BENEFIT                LIFETIME BENEFIT
DURATION   PURCHASE    PARTIAL      CONTRACT                      -------------------------------------   -----------------
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        WAB      BDP      GBA        RBA       GBP      RBP      ALP       RALP

At Issue   $100,000         NA      $100,000    $100,000    0.0%  $100,000   $100,000   $6,000   $    0       NA        NA

1                 0          0        98,000     100,000    2.0%   100,000    100,000    6,000        0       NA        NA

2                 0          0       105,000     105,000    0.0%   105,000    105,000    6,300        0       NA        NA

3                 0          0       125,000     125,000    0.0%   125,000    125,000    7,500    7,500       NA        NA

3.5               0      6,000       111,000     118,590    6.4%   125,000    119,000    7,500    1,500       NA        NA

4                 0          0       104,000     118,590   12.3%   125,000    119,000    7,500    7,500    7,140(1)  7,140(1)

5                 0          0        90,000     118,590   24.1%   125,000    119,000    6,250(2) 6,250(2) 5,950(2)  5,950(2)

6                 0          0        95,000     118,590   19.9%   125,000    119,000    7,500    7,500    7,140     7,140

6.5               0      7,500        87,500      87,500(3) 0.0%   125,000    111,500    7,500        0    5,250(3)      0

7                 0          0        90,000      90,000    0.0%   125,000    111,500    7,500    7,500    5,400     5,400

7.5               0     10,000        70,000      70,000(4) 0.0%    70,000(4)  70,000(4) 4,200(4)     0    4,200(4)      0

8                 0          0        75,000      75,000    0.0%    75,000     75,000    4,500    4,500    4,500     4,500


(1) The ALP and RALP are established on the contract anniversary following the date the covered person (younger covered spouse for Joint) reaches age 67 as the RBA times the ALP percentage.
(2) The ALP percentage and GBP Percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3) The $7,500 withdrawal is greater than the $7,140 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.
(4) The $10,000 withdrawal is greater than both the $7,500 RBP allowed under the basic benefit and the $5,400 RALP allowed under the lifetime benefit and therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP percentage. The BDP at the time of withdrawal is less than 20%, so the ALP percentage and GBP percentage are set at 6% for the remainder of the contract year.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        81

EXAMPLE #2: LIFETIME BENEFIT ESTABLISHED AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner. You (and your spouse for the joint benefit) are age
  67.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or the contract value times the ALP percentage is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 7th contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate PN program investment option.


                                  HYPOTHETICAL
CONTRACT                             ASSUMED                                  BASIC BENEFIT                LIFETIME BENEFIT
DURATION   PURCHASE    PARTIAL      CONTRACT                      -------------------------------------   -----------------
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        WAB      BDP      GBA        RBA       GBP      RBP      ALP       RALP

At Issue   $100,000         NA      $100,000    $100,000    0.0%  $100,000   $100,000   $6,000   $    0    $6,000    $    0

1                 0          0       105,000     105,000    0.0%   105,000    105,000    6,300        0     6,300         0

2                 0          0       110,000     110,000    0.0%   110,000    110,000    6,600        0     6,600         0

3                 0          0       105,000     110,000    4.5%   110,000    110,000    6,600    6,600(1)  6,600     6,600(1)

3.5               0      6,000        99,000     103,714    4.5%   110,000    104,000    6,600      600     6,600       600

4                 0          0        95,000     103,714    8.4%   110,000    104,000    6,600    6,600     6,600     6,600

5                 0          0        75,000     103,714   27.7%    90,000    104,000    5,500(2) 5,500(2)  5,500(2)  5,500(2)

5.5               0     10,000        70,000      70,000(3) 0.0%    70,000     70,000    3,500(3) 3,500(3)  3,500(3)  3,500(3)

6                 0          0        75,000      75,000    0.0%    75,000     75,000    4,500    4,500     4,500     4,500

7                 0          0        70,000      70,000(4) 0.0%    70,000(4)  70,000(4) 4,200(4) 4,200(4)  4,200(4)  4,200(4)


(1) At the end of the 3-Year waiting period, the RBP and RALP are set equal to the GBP and ALP, respectively.
(2) The ALP percentage and GBP percentage are 6% when the BDP is less than 20% and 5% when the BDP is greater than or equal to 20%.
(3) The $10,000 withdrawal is greater than both the $5,500 RBP and RALP allowed under the basic benefit and lifetime benefit, therefore excess withdrawal processing is applied to both benefits. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or the ALP percentage times the contract value following the withdrawal. The WAB is reset to the ALP after the reset divided by the current ALP Percentage. The BDP at the time of withdrawal is greater than or equal to 20%, so the ALP percentage and GBP percentage are set at 5% for the remainder of the contract year.
(4) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or the ALP Percentage times the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option. The WAB is reset to the ALP after the reset divided by the current ALP percentage.


--------------------------------------------------------------------------------
 82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE -- ACCUMULATION BENEFIT RIDER
The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

THE EXAMPLE ASSUMES:
- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the elective step-up option


                                                                                       HYPOTHETICAL
END OF       PARTIAL SURRENDER     MCAV ADJUSTMENT                   ACCUMULATION         ASSUMED
CONTRACT       (BEGINNING OF         FOR PARTIAL                        BENEFIT          CONTRACT
YEAR               YEAR)              SURRENDER          MCAV           AMOUNT             VALUE

1                  $    0               $    0         $100,000         $     0          $112,000

2                       0                    0          102,400               0           128,000

3                       0                    0          108,000               0           135,000

4                       0                    0          108,000               0           125,000

5                       0                    0          108,000               0           110,000

6                   2,000                1,964          106,036               0           122,000

7                       0                    0          112,000               0           140,000

8                       0                    0          112,000               0           121,000

9                   5,000                4,628          107,372               0            98,000

10                      0                    0          107,372          22,372            85,000


EXAMPLE -- SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target PN program investment option under the contract is the Moderate investment option.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

5                   0             0           75,000         90,000       90,000      6,300      6,300       5,400(2)    5,400(2)

5.5                 0         5,400           70,000         90,000       84,600      6,300        900       5,400           0

6                   0             0           69,000         90,000       84,600      6,300      6,300       5,400       5,400

6.5                 0         6,300           62,000         90,000       78,300      6,300          0       3,720(3)        0

7                   0             0           64,000         90,000       78,300      6,300      6,300       3,840       3,840

7.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       3,060(4)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        83

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.


                                                                                            LIFETIME
                                  HYPOTHETICAL                                             WITHDRAWAL
CONTRACT                             ASSUMED          BASIC WITHDRAWAL BENEFIT              BENEFIT
DURATION   PURCHASE    PARTIAL      CONTRACT    ------------------------------------   -----------------
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        GBA        RBA      GBP      RBP      ALP       RALP

At Issue   $100,000    $   N/A      $100,000    $100,000   $100,000  $7,000   $7,000    $6,000    $6,000

1                 0          0       105,000     105,000    105,000   7,350    7,000(1)  6,300     6,000(1)

2                 0          0       110,000     110,000    110,000   7,700    7,000(1)  6,600     6,000(1)

3                 0          0       110,000     110,000    110,000   7,700    7,700(2)  6,600     6,600(2)

3.5               0      6,600       110,000     110,000    103,400   7,700    1,100     6,600         0

4                 0          0       115,000     115,000    115,000   8,050    8,050     6,900     6,900

4.5               0      8,050       116,000     115,000    106,950   8,050        0     6,900(3)      0

5                 0          0       120,000     120,000    120,000   8,400    8,400     7,200     7,200

5.5               0     10,000       122,000     120,000(4) 110,000(4)8,400        0     7,200(4)      0

6                 0          0       125,000     125,000    125,000   8,750    8,750     7,500     7,500

6.5               0          0       110,000     125,000    125,000   8,750    8,750     6,600(5)  6,600(5)

7                 0          0       105,000     125,000    125,000   8,750    8,750     6,600     6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        85

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program investment option. The target investment option under the contract is the Moderate PN program investment option.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $    NA         $100,000       $100,000     $100,000     $7,000     $7,000      $   NA      $   NA

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000          NA          NA

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300          NA          NA

2                   0             0           81,000         90,000       90,000      6,300      6,300          NA          NA

6                   0             0           75,000         90,000       90,000      6,300      6,300       4,950(2)    4,950(2)

6.5                 0          4950           70,000         90,000       85,050      6,300      1,350       4,950           0

7                   0             0           69,000         90,000       85,050      6,300      6,300       4,950       4,950

7.5                 0         6,300           62,000         90,000       78,750      6,300          0       3,410(3)        0

8                   0             0           64,000         90,000       78,750      6,300      6,300       3,520       3,520

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       2,805(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,025       3,025

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,025       3,025

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,025       3,025


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive PN program investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program investment option if you are invested more aggressively than the Moderate PN program investment option.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
                                             ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
CONTRACT     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
DURATION     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At issue     $100,000       $    NA         $100,000       $100,000     $100,000     $7,000     $7,000      $5,500      $5,500

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    5,775       5,500(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,050       5,500(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,050       6,050(2)

3.5                 0         6,050          110,000        110,000      103,950      7,700      1,650       6,050           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,325       6,325

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,325(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       6,600       6,600

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       6,600(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       6,875       6,875

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,875       6,875

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,875       6,875


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        87

APPENDIX E: EXAMPLE -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource rider or GWB for Life rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For SecureSource Flex riders, owners subject to annual RMD rules under Section 401(a)(9) of the Code, withdrawing from this contract during the waiting period to satisfy these rules will set your benefits to zero. Amounts you withdraw from this contract ( for SecureSource Flex riders, amounts you withdraw from this contract after the waiting period)to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year(1),

    - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year(1).

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RBP and BABA values.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the SecureSource rider or GWB for Life rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year(1),

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year. These withdrawals will not be considered excess withdrawals as long as they do not exceed combined RALP and LABA values.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource rider or GWB for Life rider.

(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

(1) For SecureSource Flex riders, adjusted for any subsequent changes between 5% and 6% as described under "GBP Percentage and ALP Percentage"

The ALERMDA is:

(1) determined by us each calendar year (for SecureSource Flex riders, starting with the one in which the waiting period ends);

(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based solely on the value of the contract to which the SecureSource rider is attached as of the date we make the determination;

(4) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code (applicable only to SecureSource riders); and


--------------------------------------------------------------------------------
 88 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. IRAs under Section 408(b) of the Code;

      2. Roth IRAs under Section 408A of the Code;

      3. SIMPLE IRA under Section 408(p) of the Code;

      4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

      5. Custodial and investment only plans under Section 401(a) of the Code;

      6. TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource or GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource rider.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        89

APPENDIX F: SECURESOURCE RIDER DISCLOSURE

SECURESOURCE RIDERS

THE SECURESOURCE RIDERS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if :

- SINGLE LIFE: you are 80 or younger on the contract issue date, or, if an owner is a non natural person, then the annuitant is age 80 or younger on the contract issue date; or

- JOINT LIFE: you and your spouse are 80 or younger on the contract issue date.

The SecureSource rider is not available under an inherited qualified annuity.

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment
    (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount
    (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);


--------------------------------------------------------------------------------
 90 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the allowed annual withdrawal amount under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed annual withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below), or change your PN program investment option, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

(a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        91
    contract value is greater than zero, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners the rider may terminate or the lifetime withdrawal benefit may be reduced when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract).

    JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

(b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

(c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

    (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

    (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

    Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must be invested in one of the available PN program investment options of the PN program. This requirement limits your choice of investments to those that are in the PN program investment options or those that are in the model portfolios (if applicable) you have selected. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment options during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio (if applicable) or investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current investment option is more aggressive than the target investment option. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; or:

  - Single Life: 6%;

  - Joint Life: 5.5%

of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and


--------------------------------------------------------------------------------
 92 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the death of the contract owner (or annuitant in the case of nonnatural ownership) because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: Currently, we limit the cumulative additional purchase payments to $100,000.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to surrender from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may also be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource rider may be of limited value to you.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        93

KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:
WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment, plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment, plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.


--------------------------------------------------------------------------------
 94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment amount, plus any purchase payment credit multiplied by 7%.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of the sum of purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        95

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If the owner is a nonnatural person, e.g., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):

- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 68.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 68.

  (c) upon the first death of a covered spouse, then

     (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

     (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or


--------------------------------------------------------------------------------
 96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

     (3) the rider anniversary following the date the surviving covered spouse reaches age 68.

  (d) Following dissolution of marriage of the covered spouses,

     (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

     (2) the rider anniversary following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the sum of the purchase payment plus any purchase payment credits.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credit, multiplied by;

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

- THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of purchase payments, plus purchase payment credit, multiplied by 6%.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credit, multiplied by:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        97

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the sum of the purchase payment amount plus any purchase payment credit.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the contract value is greater than the ALP, if established, on the step up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.


--------------------------------------------------------------------------------
 98 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to a spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                        99
waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR SURRENDER PROVISION OF YOUR CONTRACT: For surrenders, the surrender will be made from the variable subaccounts, and the Regular Fixed Account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the surrender is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

  (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or
      (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

  (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

- SINGLE LIFE: covered person;

- JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.


--------------------------------------------------------------------------------
 100 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full surrender of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:
SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus any purchase payment credits

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       101
  multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

  (a) any one other than your spouse continues the contract, or

  (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

  (a) any one other than a covered spouse continues the contract, or

  (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.


--------------------------------------------------------------------------------
 102 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX G: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER
THE GWB FOR LIFE RIDER IS NO LONGER AVAILABLE FOR SALE.

The GWB for Life rider is an optional benefit that was offered for an additional annual charge if you are age 80 or younger on the contract issue date or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date(1).

(1) The GWB for Life Rider is not available for RAVA 4 Access.

You must have elected the GWB for Life rider when you purchased your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. It is not available under an inherited qualified annuity.

The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Covered Person", and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68 or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       103

- During the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e. will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).

Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges - Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program investment option, the rider charge may increase (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the GWB for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the guaranteed lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living, (except if the contract is continued under the spousal continuation provision of the contract).

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.

- USE OF THE PORTFOLIO NAVIGATOR PROGRAM IS REQUIRED: You must be invested in one of the available investment options of the PN program. This requirement limits your choice of investments. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. This means you will not be able to allocate contract value to all of the subaccounts, or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator Program.") We reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make.

- LIMITATIONS ON PURCHASE PAYMENTS: Currently, we restrict cumulative subsequent purchase payments to $100,000.


--------------------------------------------------------------------------------
 104 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes -- Nonqualified Annuities.") Withdrawals are taxable income to the extent of earnings. Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may also be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation. See Appendix E for additional information.

- TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take surrender is restricted (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       105

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

- At contract issue -- the GBP is established as 7% of the GBA value.


--------------------------------------------------------------------------------
 106 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment's amount plus any purchase payment credit, multiplied by 7%.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to the sum of that purchase payment and any purchase payment credit, multiplied by 7%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       107

The ALP is determined at the following times:

- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by the amount of the purchase payment plus any purchase payment credit, multiplied by 6%.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

  (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to the sum of purchase payments and purchase payment credits, multiplied by 6%.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by the sum of the purchase payment and any purchase payment credits, multiplied by 6%.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headlines below.)

- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone; and

- The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.


--------------------------------------------------------------------------------
 108 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       109
  age 68 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's financial advisor must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.


--------------------------------------------------------------------------------
 110 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The GWB for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       111
  be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The GWB for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

EXAMPLE -- GWB FOR LIFE RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 63.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300




--------------------------------------------------------------------------------
 112 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the RAVA 4 Select contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 68.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       113

APPENDIX H: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011.





VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.37     $1.16    $0.77    $1.47    $1.24   $1.00
Accumulation unit value at end of period                        $1.04     $1.37    $1.16    $0.77    $1.47   $1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   457       541      575      523      543     369
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.96     $0.85    $0.72    $1.22    $1.17   $1.00
Accumulation unit value at end of period                        $1.01     $0.96    $0.85    $0.72    $1.22   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   297       342      403      480      539      98
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.82     $0.79    $0.60    $1.29    $1.23   $1.00
Accumulation unit value at end of period                        $0.66     $0.82    $0.79    $0.60    $1.29   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,876     2,367    8,672   19,629    9,236   2,322
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $1.04    $0.77    $1.29    $1.14   $1.00
Accumulation unit value at end of period                        $1.09     $1.14    $1.04    $0.77    $1.29   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    94        94       87       79       78      15
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.28     $1.09    $0.84    $1.13    $1.17   $1.00
Accumulation unit value at end of period                        $1.26     $1.28    $1.09    $0.84    $1.13   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,186     1,278    5,095    5,525    5,416     222
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.16     $1.01    $0.76    $1.31    $1.09   $1.00
Accumulation unit value at end of period                        $1.16     $1.16    $1.01    $0.76    $1.31   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   460       505      514      565      376   2,202
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.06     $0.94    $0.79    $1.09    $1.17   $1.00
Accumulation unit value at end of period                        $1.06     $1.06    $0.94    $0.79    $1.09   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,964     1,982    1,932    1,749    2,079     509
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.08     $0.97    $0.78    $1.13    $1.12   $1.00
Accumulation unit value at end of period                        $1.09     $1.08    $0.97    $0.78    $1.13   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   549       572      656      204      215      26
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $1.06    $1.07    $1.06    $1.02   $1.00
Accumulation unit value at end of period                        $1.05     $1.05    $1.06    $1.07    $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,527     2,560    4,369    6,188    3,844   2,374
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.22     $1.14    $1.00    $1.08    $1.04   $1.00
Accumulation unit value at end of period                        $1.30     $1.22    $1.14    $1.00    $1.08   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,199     5,798   65,945   53,345   39,535   9,494
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.91    $0.72    $1.22    $1.14   $1.00
Accumulation unit value at end of period                        $0.99     $1.05    $0.91    $0.72    $1.22   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,667     4,185   49,381   36,484   17,683   5,496
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $0.97     $0.83    $0.68    $1.18    $1.16   $1.00
Accumulation unit value at end of period                        $1.01     $0.97    $0.83    $0.68    $1.18   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   130       134      142      166      252       4
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.67     $1.40    $0.81    $1.77    $1.29   $1.00
Accumulation unit value at end of period                        $1.31     $1.67    $1.40    $0.81    $1.77   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,312     1,289    6,199   11,398    4,624   1,065
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 114 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.27     $1.20    $1.09    $1.10    $1.04   $1.00
Accumulation unit value at end of period                        $1.32     $1.27    $1.20    $1.09    $1.10   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,639     1,897   21,067   17,305   13,183   2,629
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.18     $1.14    $1.08    $1.09    $1.01   $1.00
Accumulation unit value at end of period                        $1.29     $1.18    $1.14    $1.08    $1.09   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,019     2,940   33,459   10,749    8,367   3,500
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.28     $1.16    $0.81    $1.09    $1.08   $1.00
Accumulation unit value at end of period                        $1.36     $1.28    $1.16    $0.81    $1.09   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   719       759      771      525      493     202
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.38     $1.22    $0.80    $1.08    $1.07   $1.00
Accumulation unit value at end of period                        $1.44     $1.38    $1.22    $0.80    $1.08   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   765       889      805      733      896     199
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.37     $1.22    $0.87    $1.08    $1.06   $1.00
Accumulation unit value at end of period                        $1.45     $1.37    $1.22    $0.87    $1.08   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,546     1,582   28,173   13,694    9,778   3,255
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.10     $0.97    $0.77    $1.30    $1.17   $1.00
Accumulation unit value at end of period                        $0.95     $1.10    $0.97    $0.77    $1.30   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   296       158      143      125      122      85
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.89    $0.65    $1.18    $1.16   $1.00
Accumulation unit value at end of period                        $0.99     $1.03    $0.89    $0.65    $1.18   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   190       242      240      447      651      39
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period                  $1.18     $0.98    $0.78    $1.30    $1.12   $1.00
Accumulation unit value at end of period                        $1.14     $1.18    $0.98    $0.78    $1.30   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,771     3,058   40,570   25,462   13,265   3,408
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $1.00    $0.73    $1.43    $1.21   $1.00
Accumulation unit value at end of period                        $0.94     $1.13    $1.00    $0.73    $1.43   $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   548       612      805      895      542   1,471
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.41     $1.13    $0.70    $1.27    $1.13   $1.00
Accumulation unit value at end of period                        $1.19     $1.41    $1.13    $0.70    $1.27   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    83        91      108       44       33       1
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $0.93    $0.67    $1.23    $1.12   $1.00
Accumulation unit value at end of period                        $1.03     $1.14    $0.93    $0.67    $1.23   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   556       657    3,436    5,567    3,208   2,769
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.06     $0.93    $0.74    $1.19    $1.15   $1.00
Accumulation unit value at end of period                        $1.07     $1.06    $0.93    $0.74    $1.19   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   553       512      239      225      177      17
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.86    $0.69    $1.14    $1.16   $1.00
Accumulation unit value at end of period                        $1.00     $1.03    $0.86    $0.69    $1.14   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   200       201       46       25       46      22
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.15     $0.92    $0.66    $1.08    $1.14   $1.00
Accumulation unit value at end of period                        $1.04     $1.15    $0.92    $0.66    $1.08   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    57        57       39       40       24      13
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.10     $1.08    $1.03    $1.07    $1.02   $1.00
Accumulation unit value at end of period                        $1.11     $1.10    $1.08    $1.03    $1.07   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,875     1,695    1,227    1,284      354      74
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       115

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.90    $0.76    $1.15    $0.99   $1.00
Accumulation unit value at end of period                        $0.90     $1.04    $0.90    $0.76    $1.15   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   751       720      677      524      327   1,503
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.95    $0.77    $1.35    $1.16   $1.00
Accumulation unit value at end of period                        $0.88     $1.04    $0.95    $0.77    $1.35   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   112       107      133       96       39      13
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                  $1.15     $1.07    $0.75    $1.03    $1.02   $1.00
Accumulation unit value at end of period                        $1.17     $1.15    $1.07    $0.75    $1.03   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,593     1,698   17,103   10,945    7,332   2,824
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.15     $0.99    $0.74    $1.30    $1.12   $1.00
Accumulation unit value at end of period                        $1.11     $1.15    $0.99    $0.74    $1.30   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,252     4,934   12,509   24,724   15,405   5,888
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.35     $1.06    $0.77    $1.28    $1.12   $1.00
Accumulation unit value at end of period                        $1.20     $1.35    $1.06    $0.77    $1.28   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,856     3,483   12,950   16,441    8,335   2,560
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.94    $0.75    $1.35    $1.17   $1.00
Accumulation unit value at end of period                        $0.86     $1.05    $0.94    $0.75    $1.35   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   959       986      970      842      615     207
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.78     $0.65    $0.55    $0.96    $1.22   $1.00
Accumulation unit value at end of period                        $0.73     $0.78    $0.65    $0.55    $0.96   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   862       887      673      680      650     515
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.20     $0.94    $0.73    $1.11    $1.14   $1.00
Accumulation unit value at end of period                        $1.14     $1.20    $0.94    $0.73    $1.11   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,289     1,389    1,361    1,250    1,230     500
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.00     $0.91    $0.73    $1.17    $1.14   $1.00
Accumulation unit value at end of period                        $0.98     $1.00    $0.91    $0.73    $1.17   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,583     2,008    2,267    2,178    2,149     465
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $0.92     $0.83    $0.69    $1.10    $1.13   $1.00
Accumulation unit value at end of period                        $0.95     $0.92    $0.83    $0.69    $1.10   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   330       330      334      327      442     173
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $0.98     $0.85    $0.71    $1.25    $1.13   $1.00
Accumulation unit value at end of period                        $0.89     $0.98    $0.85    $0.71    $1.25   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   131       150      202      184      179      45
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund,
Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $1.10     $0.93    $0.66    $1.26    $1.15   $1.00
Accumulation unit value at end of period                        $1.01     $1.10    $0.93    $0.66    $1.26   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   415       427      448      549      500     165
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period                  $1.00        --       --       --       --      --
Accumulation unit value at end of period                        $0.92        --       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   525        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.11     $1.07    $0.84    $1.20    $1.08   $1.00
Accumulation unit value at end of period                        $1.14     $1.11    $1.07    $0.84    $1.20   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   527       590      568      523      591   1,004
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 116 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.22     $1.09    $0.82    $1.38    $1.22   $1.00
Accumulation unit value at end of period                        $1.12     $1.22    $1.09    $0.82    $1.38   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   858       976   15,690   12,686    4,981     100
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.89    $0.70    $1.09    $1.13   $1.00
Accumulation unit value at end of period                        $0.99     $1.02    $0.89    $0.70    $1.09   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   906       983   12,830   16,049    9,159   4,172
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.97     $0.85    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                        $0.90     $0.97    $0.85    $0.63    $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,266     2,566   42,014   28,397   15,952      --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period                  $1.05     $0.85    $0.60    $1.02    $1.00      --
Accumulation unit value at end of period                        $1.06     $1.05    $0.85    $0.60    $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   243       270      253      260      255      --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.19     $1.07    $0.78    $1.24    $1.13   $1.00
Accumulation unit value at end of period                        $1.19     $1.19    $1.07    $0.78    $1.24   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   324       315      206       99       65       1
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.40     $1.24    $0.94    $1.53    $1.21   $1.00
Accumulation unit value at end of period                        $1.47     $1.40    $1.24    $0.94    $1.53   $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   920     1,037      951      939      946     314
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.06     $0.88    $0.63    $1.13    $1.25   $1.00
Accumulation unit value at end of period                        $0.95     $1.06    $0.88    $0.63    $1.13   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   780       754    6,451    7,885    2,724   1,376
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.50     $1.15    $0.74    $1.39    $1.15   $1.00
Accumulation unit value at end of period                        $1.38     $1.50    $1.15    $0.74    $1.39   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   366       325      258      307      239     985
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.86    $0.65    $1.21    $1.19   $1.00
Accumulation unit value at end of period                        $0.91     $1.04    $0.86    $0.65    $1.21   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   394       403    8,659    7,536    5,181   1,550
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.19     $0.97    $0.75    $1.25    $1.17   $1.00
Accumulation unit value at end of period                        $1.14     $1.19    $0.97    $0.75    $1.25   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   175       141       98       92      121      95
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $1.02    $0.74    $1.24    $1.18   $1.00
Accumulation unit value at end of period                        $1.06     $1.17    $1.02    $0.74    $1.24   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,019     1,049    1,088    1,224    1,142     437
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.31     $1.15    $0.98    $1.15    $1.06   $1.00
Accumulation unit value at end of period                        $1.30     $1.31    $1.15    $0.98    $1.15   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,659     5,313   39,107   28,992   21,361   4,287
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.15     $0.94    $0.69    $1.13    $1.15   $1.00
Accumulation unit value at end of period                        $1.11     $1.15    $0.94    $0.69    $1.13   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   364       427      499      478      505      93
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                  $0.97     $0.85    $0.65    $1.12    $1.07   $1.00
Accumulation unit value at end of period                        $0.92     $0.97    $0.85    $0.65    $1.12   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   606       640      710      754      331      49
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.26     $1.13    $0.94    $1.12    $1.05   $1.00
Accumulation unit value at end of period                        $1.28     $1.26    $1.13    $0.94    $1.12   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,795     2,528   23,718   23,226   15,404   5,362
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       117

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                13,318     4,063       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                38,062    38,056       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.05     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.05       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,924     2,392       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.05     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.05       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                42,300    29,947       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.91    $0.70    $1.15    $1.12   $1.00
Accumulation unit value at end of period                        $0.97     $1.01    $0.91    $0.70    $1.15   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,428     1,540   41,033   20,446   10,815   4,092
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.21     $1.00    $0.74    $1.18    $1.12   $1.00
Accumulation unit value at end of period                        $1.13     $1.21    $1.00    $0.74    $1.18   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    90        42       25       38       90      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.09     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                64,312    26,271       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.09     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               260,157   274,743       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.09     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                50,434    21,613       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.09     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               157,906   171,003       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                15,493     6,340       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                72,637    73,389       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.24     $1.00    $0.74    $1.09    $1.16   $1.00
Accumulation unit value at end of period                        $1.17     $1.24    $1.00    $0.74    $1.09   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,091     1,224   23,507   19,560   11,230   1,381
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                  $1.41     $1.14    $0.77    $1.42    $1.23   $1.00
Accumulation unit value at end of period                        $1.19     $1.41    $1.14    $0.77    $1.42   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,820     1,927   12,174    8,104    3,826   1,466
------------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                  $1.21     $0.99    $0.70    $1.17    $1.12   $1.00
Accumulation unit value at end of period                        $1.16     $1.21    $0.99    $0.70    $1.17   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,126     2,399   10,440    8,697    5,535     975
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 118 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.88    $0.77    $1.33    $1.17   $1.00
Accumulation unit value at end of period                        $0.88     $1.02    $0.88    $0.77    $1.33   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   830       982   19,736      177      207      94
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.31     $1.06    $0.73    $1.22    $1.16   $1.00
Accumulation unit value at end of period                        $1.22     $1.31    $1.06    $0.73    $1.22   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   351        69       79       71       69      37
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.52     $1.21    $0.80    $1.38    $1.22   $1.00
Accumulation unit value at end of period                        $1.44     $1.52    $1.21    $0.80    $1.38   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   531       596      486      519      471      19
------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.35     $1.15    $0.76    $1.46    $1.23   $1.00
Accumulation unit value at end of period                        $1.03     $1.35    $1.15    $0.76    $1.46   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   322       417      481      448      427     206
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.95     $0.85    $0.71    $1.21    $1.17   $1.00
Accumulation unit value at end of period                        $0.99     $0.95    $0.85    $0.71    $1.21   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   201       204      142      214      341      89
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.81     $0.79    $0.59    $1.28    $1.23   $1.00
Accumulation unit value at end of period                        $0.65     $0.81    $0.79    $0.59    $1.28   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   742       902    3,880    9,526    4,614   1,363
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $1.04    $0.76    $1.28    $1.14   $1.00
Accumulation unit value at end of period                        $1.08     $1.13    $1.04    $0.76    $1.28   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    50        51      162       83       19      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.27     $1.08    $0.84    $1.13    $1.17   $1.00
Accumulation unit value at end of period                        $1.25     $1.27    $1.08    $0.84    $1.13   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   549       564    1,999    2,749    2,838      36
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.15     $1.00    $0.75    $1.31    $1.09   $1.00
Accumulation unit value at end of period                        $1.15     $1.15    $1.00    $0.75    $1.31   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   427       374      387      395      328   1,063
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.94    $0.79    $1.09    $1.16   $1.00
Accumulation unit value at end of period                        $1.05     $1.05    $0.94    $0.79    $1.09   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   848       926      806      641      639     116
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.07     $0.96    $0.78    $1.13    $1.12   $1.00
Accumulation unit value at end of period                        $1.08     $1.07    $0.96    $0.78    $1.13   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   126       179      202      143      120      50
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $1.06    $1.07    $1.05    $1.02   $1.00
Accumulation unit value at end of period                        $1.03     $1.05    $1.06    $1.07    $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,275     2,126    4,847    7,111    2,189     741
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.21     $1.13    $1.00    $1.08    $1.04   $1.00
Accumulation unit value at end of period                        $1.28     $1.21    $1.13    $1.00    $1.08   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,407     2,611   32,675   28,147   22,505   6,141
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.90    $0.72    $1.22    $1.14   $1.00
Accumulation unit value at end of period                        $0.98     $1.05    $0.90    $0.72    $1.22   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,783     2,158   22,373   17,748    9,218   3,454
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       119

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $0.96     $0.83    $0.67    $1.18    $1.16   $1.00
Accumulation unit value at end of period                        $1.00     $0.96    $0.83    $0.67    $1.18   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   176        69       75      129      221      39
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.65     $1.39    $0.81    $1.77    $1.29   $1.00
Accumulation unit value at end of period                        $1.29     $1.65    $1.39    $0.81    $1.77   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,038     1,415    3,281    5,505    2,399     586
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.26     $1.20    $1.09    $1.10    $1.03   $1.00
Accumulation unit value at end of period                        $1.31     $1.26    $1.20    $1.09    $1.10   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   814     1,014   10,507    9,050    7,401   1,654
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $1.13    $1.07    $1.08    $1.01   $1.00
Accumulation unit value at end of period                        $1.27     $1.17    $1.13    $1.07    $1.08   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,413     1,619   16,556    6,176    4,750   2,249
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.27     $1.15    $0.81    $1.08    $1.08   $1.00
Accumulation unit value at end of period                        $1.34     $1.27    $1.15    $0.81    $1.08   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,463       328      333      373      264      41
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.37     $1.21    $0.80    $1.07    $1.07   $1.00
Accumulation unit value at end of period                        $1.43     $1.37    $1.21    $0.80    $1.07   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   485       601      655      594      810     147
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.36     $1.22    $0.86    $1.07    $1.06   $1.00
Accumulation unit value at end of period                        $1.43     $1.36    $1.22    $0.86    $1.07   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,054     1,295   13,576    6,841    5,168   2,188
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.09     $0.97    $0.77    $1.30    $1.17   $1.00
Accumulation unit value at end of period                        $0.94     $1.09    $0.97    $0.77    $1.30   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   222       214      243      212      172     100
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.88    $0.65    $1.18    $1.16   $1.00
Accumulation unit value at end of period                        $0.98     $1.02    $0.88    $0.65    $1.18   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   123       173      186      299      542     128
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $0.98    $0.78    $1.30    $1.12   $1.00
Accumulation unit value at end of period                        $1.13     $1.17    $0.98    $0.78    $1.30   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,157     1,460   18,438   12,132    6,507   1,903
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $0.99    $0.73    $1.43    $1.21   $1.00
Accumulation unit value at end of period                        $0.93     $1.12    $0.99    $0.73    $1.43   $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   302       324      495      518      369     815
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.40     $1.12    $0.69    $1.27    $1.13   $1.00
Accumulation unit value at end of period                        $1.18     $1.40    $1.12    $0.69    $1.27   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   108       148      127       51       32       7
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $0.93    $0.67    $1.22    $1.12   $1.00
Accumulation unit value at end of period                        $1.02     $1.13    $0.93    $0.67    $1.22   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   430       521    1,657    2,910    1,939   1,742
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.92    $0.74    $1.19    $1.15   $1.00
Accumulation unit value at end of period                        $1.06     $1.05    $0.92    $0.74    $1.19   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   166       121      125      161       68      52
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.85    $0.68    $1.14    $1.16   $1.00
Accumulation unit value at end of period                        $0.99     $1.02    $0.85    $0.68    $1.14   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    31        31       30        7        5       4
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 120 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $0.91    $0.66    $1.08    $1.14   $1.00
Accumulation unit value at end of period                        $1.03     $1.14    $0.91    $0.66    $1.08   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    83        87       73       79       30      21
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.09     $1.07    $1.03    $1.07    $1.02   $1.00
Accumulation unit value at end of period                        $1.10     $1.09    $1.07    $1.03    $1.07   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   753       801      439      609      266      23
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.89    $0.75    $1.15    $0.99   $1.00
Accumulation unit value at end of period                        $0.89     $1.03    $0.89    $0.75    $1.15   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   359       427      401      319      140     830
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.95    $0.77    $1.34    $1.16   $1.00
Accumulation unit value at end of period                        $0.87     $1.03    $0.95    $0.77    $1.34   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    68        74      101      116       95      35
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $1.06    $0.74    $1.03    $1.02   $1.00
Accumulation unit value at end of period                        $1.16     $1.14    $1.06    $0.74    $1.03   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,217     1,533    8,837    5,960    4,192   1,837
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $0.99    $0.73    $1.30    $1.12   $1.00
Accumulation unit value at end of period                        $1.10     $1.14    $0.99    $0.73    $1.30   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,111     2,378    5,672   11,948    7,839   3,236
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.34     $1.06    $0.76    $1.28    $1.12   $1.00
Accumulation unit value at end of period                        $1.18     $1.34    $1.06    $0.76    $1.28   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,438     1,941    5,798    7,633    3,844   1,122
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.93    $0.75    $1.35    $1.17   $1.00
Accumulation unit value at end of period                        $0.85     $1.04    $0.93    $0.75    $1.35   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   306       334      293      596      484     191
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.77     $0.64    $0.55    $0.96    $1.22   $1.00
Accumulation unit value at end of period                        $0.72     $0.77    $0.64    $0.55    $0.96   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   508       445      475      459      527     313
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.18     $0.93    $0.73    $1.10    $1.14   $1.00
Accumulation unit value at end of period                        $1.13     $1.18    $0.93    $0.73    $1.10   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   558       667      686      632      593     209
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.99     $0.90    $0.72    $1.16    $1.14   $1.00
Accumulation unit value at end of period                        $0.97     $0.99    $0.90    $0.72    $1.16   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   949     1,071    1,072      979      948     338
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $0.92     $0.82    $0.68    $1.10    $1.13   $1.00
Accumulation unit value at end of period                        $0.94     $0.92    $0.82    $0.68    $1.10   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   236       290      177      178      186     162
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $0.97     $0.85    $0.71    $1.25    $1.13   $1.00
Accumulation unit value at end of period                        $0.88     $0.97    $0.85    $0.71    $1.25   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   114       114      123       57       81      19
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund,
Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $1.09     $0.93    $0.66    $1.26    $1.15   $1.00
Accumulation unit value at end of period                        $0.99     $1.09    $0.93    $0.66    $1.26   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   244       247      276      309      336      33
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       121

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period                  $1.00        --       --       --       --      --
Accumulation unit value at end of period                        $0.92        --       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   369        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.10     $1.06    $0.84    $1.19    $1.08   $1.00
Accumulation unit value at end of period                        $1.13     $1.10    $1.06    $0.84    $1.19   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   453       552      543      492      374     542
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.21     $1.08    $0.81    $1.38    $1.22   $1.00
Accumulation unit value at end of period                        $1.11     $1.21    $1.08    $0.81    $1.38   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   534       621    7,178    6,034    2,512      33
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.88    $0.69    $1.09    $1.13   $1.00
Accumulation unit value at end of period                        $0.98     $1.01    $0.88    $0.69    $1.09   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   372       431    5,748    7,463    4,403   2,278
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.96     $0.85    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                        $0.90     $0.96    $0.85    $0.63    $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   925     1,073   18,832   13,405    7,803      --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period                  $1.04     $0.84    $0.60    $1.02    $1.00      --
Accumulation unit value at end of period                        $1.05     $1.04    $0.84    $0.60    $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   149       199      197      122       81      --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.18     $1.07    $0.77    $1.24    $1.13   $1.00
Accumulation unit value at end of period                        $1.17     $1.18    $1.07    $0.77    $1.24   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   225       243      129       57       35      28
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.38     $1.23    $0.94    $1.52    $1.21   $1.00
Accumulation unit value at end of period                        $1.46     $1.38    $1.23    $0.94    $1.52   $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   782       921    1,049      962      770     261
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.87    $0.62    $1.13    $1.25   $1.00
Accumulation unit value at end of period                        $0.94     $1.05    $0.87    $0.62    $1.13   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   297       229    2,721    3,633    1,315     858
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.49     $1.14    $0.73    $1.39    $1.15   $1.00
Accumulation unit value at end of period                        $1.37     $1.49    $1.14    $0.73    $1.39   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   156       186      202      302      238     524
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.85    $0.64    $1.21    $1.19   $1.00
Accumulation unit value at end of period                        $0.90     $1.03    $0.85    $0.64    $1.21   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   176       216    3,810    3,541    2,575     863
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.18     $0.97    $0.75    $1.24    $1.17   $1.00
Accumulation unit value at end of period                        $1.13     $1.18    $0.97    $0.75    $1.24   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   147       151      148      125      112      67
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.16     $1.01    $0.73    $1.24    $1.18   $1.00
Accumulation unit value at end of period                        $1.05     $1.16    $1.01    $0.73    $1.24   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   678       636      666      666      599     178
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.30     $1.14    $0.97    $1.15    $1.06   $1.00
Accumulation unit value at end of period                        $1.29     $1.30    $1.14    $0.97    $1.15   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,631     3,037   19,339   15,020   11,993   2,853
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $0.93    $0.69    $1.12    $1.15   $1.00
Accumulation unit value at end of period                        $1.10     $1.14    $0.93    $0.69    $1.12   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   218       251      312      257      311     105
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 122 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                  $0.96     $0.85    $0.65    $1.12    $1.07   $1.00
Accumulation unit value at end of period                        $0.91     $0.96    $0.85    $0.65    $1.12   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   387       390      529      435      337       5
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.25     $1.12    $0.93    $1.12    $1.05   $1.00
Accumulation unit value at end of period                        $1.26     $1.25    $1.12    $0.93    $1.12   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,530     1,232   10,833   11,520    7,960   3,210
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   887       563       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                14,095    14,269       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.04     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.04       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,870     1,217       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.04     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.04       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                27,822    20,457       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.00     $0.91    $0.70    $1.15    $1.12   $1.00
Accumulation unit value at end of period                        $0.95     $1.00    $0.91    $0.70    $1.15   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   508       719   18,154    9,698    5,374   2,318
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.20     $1.00    $0.74    $1.18    $1.12   $1.00
Accumulation unit value at end of period                        $1.11     $1.20    $1.00    $0.74    $1.18   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   106        96       58       26        9       2
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                12,779     7,816       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.09     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               121,489   131,296       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,493     2,399       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.09     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                59,742    63,511       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,429     3,701       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                36,289    38,937       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.23     $1.00    $0.74    $1.09    $1.16   $1.00
Accumulation unit value at end of period                        $1.16     $1.23    $1.00    $0.74    $1.09   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   370       429   10,344    9,166    5,574     673
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       123

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                  $1.40     $1.13    $0.76    $1.42    $1.23   $1.00
Accumulation unit value at end of period                        $1.18     $1.40    $1.13    $0.76    $1.42   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   878       975    5,489    3,842    2,033     855
------------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                  $1.20     $0.98    $0.70    $1.17    $1.12   $1.00
Accumulation unit value at end of period                        $1.14     $1.20    $0.98    $0.70    $1.17   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,071     1,249    4,677    4,142    2,742     456
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.87    $0.76    $1.32    $1.17   $1.00
Accumulation unit value at end of period                        $0.87     $1.01    $0.87    $0.76    $1.32   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   421       491    9,217      106       99      75
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.30     $1.06    $0.72    $1.22    $1.16   $1.00
Accumulation unit value at end of period                        $1.21     $1.30    $1.06    $0.72    $1.22   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   386       125      149      151      119      67
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.51     $1.20    $0.80    $1.37    $1.22   $1.00
Accumulation unit value at end of period                        $1.42     $1.51    $1.20    $0.80    $1.37   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   373       430      492      382      415      96
------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.35     $1.15    $0.76    $1.46    $1.23   $1.00
Accumulation unit value at end of period                        $1.02     $1.35    $1.15    $0.76    $1.46   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    68        68       94       38       27      75
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.95     $0.85    $0.71    $1.21    $1.17   $1.00
Accumulation unit value at end of period                        $0.99     $0.95    $0.85    $0.71    $1.21   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    25        29       26       18       18       3
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.81     $0.79    $0.59    $1.28    $1.23   $1.00
Accumulation unit value at end of period                        $0.65     $0.81    $0.79    $0.59    $1.28   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   313       393    2,285    5,775    2,393     479
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $1.04    $0.76    $1.28    $1.14   $1.00
Accumulation unit value at end of period                        $1.08     $1.13    $1.04    $0.76    $1.28   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    14         5        6        9       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.27     $1.08    $0.84    $1.12    $1.17   $1.00
Accumulation unit value at end of period                        $1.24     $1.27    $1.08    $0.84    $1.12   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    92       109      929    1,551    1,546       4
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.15     $1.00    $0.75    $1.30    $1.09   $1.00
Accumulation unit value at end of period                        $1.14     $1.15    $1.00    $0.75    $1.30   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     9        21       17       35       71     538
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.93    $0.79    $1.09    $1.16   $1.00
Accumulation unit value at end of period                        $1.04     $1.05    $0.93    $0.79    $1.09   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   204       245      242      187      148      19
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.07     $0.96    $0.78    $1.12    $1.12   $1.00
Accumulation unit value at end of period                        $1.08     $1.07    $0.96    $0.78    $1.12   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   170       149      136       --        4      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $1.05    $1.06    $1.05    $1.01   $1.00
Accumulation unit value at end of period                        $1.03     $1.04    $1.05    $1.06    $1.05   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   478       448      852    1,141      752      76
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 124 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.21     $1.13    $1.00    $1.08    $1.04   $1.00
Accumulation unit value at end of period                        $1.28     $1.21    $1.13    $1.00    $1.08   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   424       566   24,086   18,611   12,855   2,798
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.90    $0.72    $1.22    $1.14   $1.00
Accumulation unit value at end of period                        $0.98     $1.04    $0.90    $0.72    $1.22   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   330       462   14,862   10,314    4,662   1,337
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $0.96     $0.83    $0.67    $1.18    $1.16   $1.00
Accumulation unit value at end of period                        $1.00     $0.96    $0.83    $0.67    $1.18   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.65     $1.39    $0.81    $1.77    $1.29   $1.00
Accumulation unit value at end of period                        $1.29     $1.65    $1.39    $0.81    $1.77   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   269       254    1,676    3,290    1,248     248
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.26     $1.19    $1.08    $1.10    $1.03   $1.00
Accumulation unit value at end of period                        $1.30     $1.26    $1.19    $1.08    $1.10   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   117       164    7,610    5,845    4,237     761
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $1.13    $1.07    $1.08    $1.01   $1.00
Accumulation unit value at end of period                        $1.27     $1.17    $1.13    $1.07    $1.08   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   113       124   11,712    3,538    2,678   1,052
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.27     $1.15    $0.81    $1.08    $1.08   $1.00
Accumulation unit value at end of period                        $1.34     $1.27    $1.15    $0.81    $1.08   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   135       111      124      105       82      16
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.36     $1.21    $0.79    $1.07    $1.07   $1.00
Accumulation unit value at end of period                        $1.42     $1.36    $1.21    $0.79    $1.07   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   122       141      139       79       72      44
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.36     $1.21    $0.86    $1.07    $1.06   $1.00
Accumulation unit value at end of period                        $1.43     $1.36    $1.21    $0.86    $1.07   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    92       136    9,699    4,459    3,104     984
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.09     $0.96    $0.76    $1.30    $1.17   $1.00
Accumulation unit value at end of period                        $0.94     $1.09    $0.96    $0.76    $1.30   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    46        39       30        4        2       2
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.88    $0.65    $1.18    $1.16   $1.00
Accumulation unit value at end of period                        $0.97     $1.02    $0.88    $0.65    $1.18   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    27        27       13       13       11       8
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $0.97    $0.78    $1.30    $1.12   $1.00
Accumulation unit value at end of period                        $1.13     $1.17    $0.97    $0.78    $1.30   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   272       374   12,618    7,408    3,779     897
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $0.99    $0.73    $1.43    $1.21   $1.00
Accumulation unit value at end of period                        $0.92     $1.12    $0.99    $0.73    $1.43   $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   172       133      121      128       42     370
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.40     $1.12    $0.69    $1.27    $1.13   $1.00
Accumulation unit value at end of period                        $1.17     $1.40    $1.12    $0.69    $1.27   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    12        17       20       15       37      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $0.93    $0.66    $1.22    $1.12   $1.00
Accumulation unit value at end of period                        $1.02     $1.12    $0.93    $0.66    $1.22   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   118       177      730    1,547      897     754
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       125

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.92    $0.74    $1.19    $1.15   $1.00
Accumulation unit value at end of period                        $1.05     $1.05    $0.92    $0.74    $1.19   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    92       226      135      152       11      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.85    $0.68    $1.14    $1.16   $1.00
Accumulation unit value at end of period                        $0.99     $1.01    $0.85    $0.68    $1.14   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    28        15       10        8        8      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $0.91    $0.66    $1.08    $1.14   $1.00
Accumulation unit value at end of period                        $1.03     $1.14    $0.91    $0.66    $1.08   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    29        30       15       43       --       1
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.09     $1.07    $1.03    $1.06    $1.02   $1.00
Accumulation unit value at end of period                        $1.09     $1.09    $1.07    $1.03    $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   360       381      313      306      171       5
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.89    $0.75    $1.15    $0.99   $1.00
Accumulation unit value at end of period                        $0.89     $1.03    $0.89    $0.75    $1.15   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   106       112      147       92       58     407
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.95    $0.77    $1.34    $1.16   $1.00
Accumulation unit value at end of period                        $0.86     $1.03    $0.95    $0.77    $1.34   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    24        16       28       45       26      11
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $1.06    $0.74    $1.03    $1.02   $1.00
Accumulation unit value at end of period                        $1.16     $1.14    $1.06    $0.74    $1.03   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   271       253    6,229    3,797    2,367     806
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $0.98    $0.73    $1.29    $1.12   $1.00
Accumulation unit value at end of period                        $1.09     $1.14    $0.98    $0.73    $1.29   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   871       800    3,018    6,996    4,358   1,504
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.34     $1.05    $0.76    $1.28    $1.12   $1.00
Accumulation unit value at end of period                        $1.18     $1.34    $1.05    $0.76    $1.28   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   436       448    3,101    4,524    1,951     507
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.93    $0.75    $1.35    $1.16   $1.00
Accumulation unit value at end of period                        $0.85     $1.04    $0.93    $0.75    $1.35   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   102       118      119       92       99      21
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.77     $0.64    $0.54    $0.96    $1.22   $1.00
Accumulation unit value at end of period                        $0.72     $0.77    $0.64    $0.54    $0.96   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    49        45       26       36       19       4
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.18     $0.93    $0.73    $1.10    $1.14   $1.00
Accumulation unit value at end of period                        $1.13     $1.18    $0.93    $0.73    $1.10   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   104        90       90      131      158      47
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.99     $0.90    $0.72    $1.16    $1.14   $1.00
Accumulation unit value at end of period                        $0.97     $0.99    $0.90    $0.72    $1.16   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   240       360      309      430      425     170
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $0.91     $0.82    $0.68    $1.10    $1.13   $1.00
Accumulation unit value at end of period                        $0.94     $0.91    $0.82    $0.68    $1.10   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    43        47       53       54       55      15
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 126 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $0.96     $0.85    $0.71    $1.25    $1.13   $1.00
Accumulation unit value at end of period                        $0.88     $0.96    $0.85    $0.71    $1.25   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10         2        6       22       45      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund,
Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $1.08     $0.92    $0.66    $1.26    $1.15   $1.00
Accumulation unit value at end of period                        $0.99     $1.08    $0.92    $0.66    $1.26   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     7        10        2        4       10       2
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period                  $1.00        --       --       --       --      --
Accumulation unit value at end of period                        $0.91        --       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    32        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.10     $1.06    $0.84    $1.19    $1.08   $1.00
Accumulation unit value at end of period                        $1.13     $1.10    $1.06    $0.84    $1.19   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    17        23       34       45        7     256
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.20     $1.08    $0.81    $1.38    $1.22   $1.00
Accumulation unit value at end of period                        $1.11     $1.20    $1.08    $0.81    $1.38   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    79        99    4,814    3,794    1,454      --
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.88    $0.69    $1.09    $1.13   $1.00
Accumulation unit value at end of period                        $0.97     $1.01    $0.88    $0.69    $1.09   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   124       146    4,048    4,844    2,697   1,129
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.96     $0.85    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                        $0.89     $0.96    $0.85    $0.63    $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   101       130   13,024    8,449    4,753      --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period                  $1.04     $0.84    $0.60    $1.02    $1.00      --
Accumulation unit value at end of period                        $1.04     $1.04    $0.84    $0.60    $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    49        36       31       34       31      --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.18     $1.06    $0.77    $1.24    $1.13   $1.00
Accumulation unit value at end of period                        $1.17     $1.18    $1.06    $0.77    $1.24   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    28        33       30       40       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.38     $1.23    $0.94    $1.52    $1.21   $1.00
Accumulation unit value at end of period                        $1.45     $1.38    $1.23    $0.94    $1.52   $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    77       101      120       68       59       4
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.87    $0.62    $1.13    $1.25   $1.00
Accumulation unit value at end of period                        $0.94     $1.05    $0.87    $0.62    $1.13   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    53        58    1,797    2,196      755     378
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.49     $1.14    $0.73    $1.39    $1.15   $1.00
Accumulation unit value at end of period                        $1.37     $1.49    $1.14    $0.73    $1.39   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    60        57      102       89       82     259
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.85    $0.64    $1.21    $1.19   $1.00
Accumulation unit value at end of period                        $0.89     $1.03    $0.85    $0.64    $1.21   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    37        48    2,555    2,223    1,578     427
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $0.97    $0.74    $1.24    $1.17   $1.00
Accumulation unit value at end of period                        $1.12     $1.17    $0.97    $0.74    $1.24   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    40        41       43       56       42      42
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       127

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.15     $1.01    $0.73    $1.24    $1.18   $1.00
Accumulation unit value at end of period                        $1.04     $1.15    $1.01    $0.73    $1.24   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   125       140      139      112       83      41
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.29     $1.14    $0.97    $1.15    $1.06   $1.00
Accumulation unit value at end of period                        $1.29     $1.29    $1.14    $0.97    $1.15   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   754       958   13,334    9,251    6,631   1,314
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $0.93    $0.69    $1.12    $1.15   $1.00
Accumulation unit value at end of period                        $1.09     $1.13    $0.93    $0.69    $1.12   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3         6       18       12       12       5
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                  $0.96     $0.85    $0.65    $1.12    $1.07   $1.00
Accumulation unit value at end of period                        $0.91     $0.96    $0.85    $0.65    $1.12   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10        17       25        5        9      --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.25     $1.12    $0.93    $1.12    $1.05   $1.00
Accumulation unit value at end of period                        $1.26     $1.25    $1.12    $0.93    $1.12   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   500       438    7,502    7,589    4,910   1,615
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,422     1,451       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,303     8,181       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.04     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.04       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,427     3,563       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.04     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.04       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                14,112    15,521       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.00     $0.90    $0.70    $1.15    $1.12   $1.00
Accumulation unit value at end of period                        $0.95     $1.00    $0.90    $0.70    $1.15   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    81       115   12,560    6,269    3,313   1,143
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.20     $1.00    $0.74    $1.18    $1.12   $1.00
Accumulation unit value at end of period                        $1.11     $1.20    $1.00    $0.74    $1.18   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10        10       19        9        1      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                16,923     8,826       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                87,650   103,350       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                11,530     5,922       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                34,961    38,253       --       --       --      --
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 128 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,813     1,965       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                26,042    29,932       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.22     $1.00    $0.74    $1.09    $1.16   $1.00
Accumulation unit value at end of period                        $1.16     $1.22    $1.00    $0.74    $1.09   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   124       162    7,218    5,901    3,393     346
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                  $1.39     $1.13    $0.76    $1.42    $1.23   $1.00
Accumulation unit value at end of period                        $1.18     $1.39    $1.13    $0.76    $1.42   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   222       298    3,426    2,133      931     343
------------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                  $1.20     $0.98    $0.70    $1.17    $1.12   $1.00
Accumulation unit value at end of period                        $1.14     $1.20    $0.98    $0.70    $1.17   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   303       331    2,615    2,103    1,304     132
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.87    $0.76    $1.32    $1.17   $1.00
Accumulation unit value at end of period                        $0.87     $1.01    $0.87    $0.76    $1.32   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    53        54    6,603       10       --      --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.29     $1.06    $0.72    $1.22    $1.16   $1.00
Accumulation unit value at end of period                        $1.21     $1.29    $1.06    $0.72    $1.22   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    39        20       37        9       --      --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.50     $1.20    $0.79    $1.37    $1.22   $1.00
Accumulation unit value at end of period                        $1.42     $1.50    $1.20    $0.79    $1.37   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   142       118      111       62       74       5
------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.34     $1.15    $0.76    $1.46    $1.23   $1.00
Accumulation unit value at end of period                        $1.01     $1.34    $1.15    $0.76    $1.46   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    24        17       15        5        1       1
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.94     $0.84    $0.71    $1.21    $1.17   $1.00
Accumulation unit value at end of period                        $0.98     $0.94    $0.84    $0.71    $1.21   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.81     $0.78    $0.59    $1.28    $1.23   $1.00
Accumulation unit value at end of period                        $0.64     $0.81    $0.78    $0.59    $1.28   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    84        97      156      215      112      24
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $1.03    $0.76    $1.28    $1.14   $1.00
Accumulation unit value at end of period                        $1.07     $1.12    $1.03    $0.76    $1.28   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --        1       --       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.26     $1.07    $0.84    $1.12    $1.16   $1.00
Accumulation unit value at end of period                        $1.23     $1.26    $1.07    $0.84    $1.12   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4         6       16       43       29      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $1.00    $0.75    $1.30    $1.09   $1.00
Accumulation unit value at end of period                        $1.14     $1.14    $1.00    $0.75    $1.30   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4         4       --        2        1       9
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       129

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.93    $0.79    $1.09    $1.16   $1.00
Accumulation unit value at end of period                        $1.03     $1.04    $0.93    $0.79    $1.09   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    16        19       20       15       27      20
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.06     $0.95    $0.78    $1.12    $1.12   $1.00
Accumulation unit value at end of period                        $1.07     $1.06    $0.95    $0.78    $1.12   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    35        35       39       24       19       6
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $1.05    $1.06    $1.05    $1.01   $1.00
Accumulation unit value at end of period                        $1.02     $1.04    $1.05    $1.06    $1.05   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    53        56      112      347      197      83
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.20     $1.12    $1.00    $1.08    $1.04   $1.00
Accumulation unit value at end of period                        $1.27     $1.20    $1.12    $1.00    $1.08   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    69       106      588      645      483      96
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.90    $0.71    $1.21    $1.14   $1.00
Accumulation unit value at end of period                        $0.97     $1.04    $0.90    $0.71    $1.21   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    56        69      313      252      113      37
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $0.95     $0.82    $0.67    $1.18    $1.16   $1.00
Accumulation unit value at end of period                        $0.99     $0.95    $0.82    $0.67    $1.18   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.64     $1.39    $0.81    $1.76    $1.29   $1.00
Accumulation unit value at end of period                        $1.28     $1.64    $1.39    $0.81    $1.76   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    38        34       51       66       23       5
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.25     $1.19    $1.08    $1.10    $1.03   $1.00
Accumulation unit value at end of period                        $1.29     $1.25    $1.19    $1.08    $1.10   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    14        24      183      176      129      28
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.16     $1.13    $1.07    $1.08    $1.01   $1.00
Accumulation unit value at end of period                        $1.26     $1.16    $1.13    $1.07    $1.08   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4        15      262      120       98      38
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.26     $1.14    $0.80    $1.08    $1.08   $1.00
Accumulation unit value at end of period                        $1.33     $1.26    $1.14    $0.80    $1.08   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       15       10       12       7
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.35     $1.20    $0.79    $1.07    $1.07   $1.00
Accumulation unit value at end of period                        $1.41     $1.35    $1.20    $0.79    $1.07   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     7         8       14        6        4      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.35     $1.21    $0.86    $1.07    $1.06   $1.00
Accumulation unit value at end of period                        $1.41     $1.35    $1.21    $0.86    $1.07   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    59        54      233      124       73      30
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.08     $0.96    $0.76    $1.30    $1.16   $1.00
Accumulation unit value at end of period                        $0.93     $1.08    $0.96    $0.76    $1.30   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1        --        4        1        4      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.87    $0.65    $1.18    $1.16   $1.00
Accumulation unit value at end of period                        $0.97     $1.01    $0.87    $0.65    $1.18   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5         4       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period                  $1.16     $0.97    $0.77    $1.30    $1.12   $1.00
Accumulation unit value at end of period                        $1.12     $1.16    $0.97    $0.77    $1.30   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10        20      234      157       78      21
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 130 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.11     $0.99    $0.72    $1.42    $1.20   $1.00
Accumulation unit value at end of period                        $0.92     $1.11    $0.99    $0.72    $1.42   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     9         9       12       16        9      10
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.39     $1.11    $0.69    $1.27    $1.13   $1.00
Accumulation unit value at end of period                        $1.16     $1.39    $1.11    $0.69    $1.27   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4         3        2        3        2      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $0.92    $0.66    $1.22    $1.12   $1.00
Accumulation unit value at end of period                        $1.01     $1.12    $0.92    $0.66    $1.22   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     6         8       23       30       20      11
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.92    $0.74    $1.19    $1.15   $1.00
Accumulation unit value at end of period                        $1.04     $1.04    $0.92    $0.74    $1.19   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       --       --        4      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.85    $0.68    $1.14    $1.16   $1.00
Accumulation unit value at end of period                        $0.98     $1.01    $0.85    $0.68    $1.14   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $0.90    $0.65    $1.08    $1.14   $1.00
Accumulation unit value at end of period                        $1.02     $1.13    $0.90    $0.65    $1.08   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    12        10        3        4       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.08     $1.06    $1.02    $1.06    $1.02   $1.00
Accumulation unit value at end of period                        $1.08     $1.08    $1.06    $1.02    $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     8        15        5        1       --      --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.89    $0.75    $1.15    $0.99   $1.00
Accumulation unit value at end of period                        $0.88     $1.02    $0.89    $0.75    $1.15   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    26        21       18        5        6       9
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.94    $0.76    $1.34    $1.16   $1.00
Accumulation unit value at end of period                        $0.86     $1.02    $0.94    $0.76    $1.34   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2         2        1        3       --      --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $1.05    $0.74    $1.03    $1.02   $1.00
Accumulation unit value at end of period                        $1.15     $1.13    $1.05    $0.74    $1.03   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   107       107      233      236      268     107
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $0.98    $0.73    $1.29    $1.12   $1.00
Accumulation unit value at end of period                        $1.08     $1.13    $0.98    $0.73    $1.29   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    70        75      112      163      102      42
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.33     $1.05    $0.76    $1.27    $1.12   $1.00
Accumulation unit value at end of period                        $1.17     $1.33    $1.05    $0.76    $1.27   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    74        72      130      141       72      13
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.93    $0.74    $1.35    $1.16   $1.00
Accumulation unit value at end of period                        $0.84     $1.03    $0.93    $0.74    $1.35   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    14        12        8        9        7      --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.76     $0.64    $0.54    $0.95    $1.22   $1.00
Accumulation unit value at end of period                        $0.71     $0.76    $0.64    $0.54    $0.95   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10        10        8       11        7       1
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $0.93    $0.73    $1.10    $1.14   $1.00
Accumulation unit value at end of period                        $1.12     $1.17    $0.93    $0.73    $1.10   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     8         8       22       23       19       2
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       131

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.99     $0.90    $0.72    $1.16    $1.14   $1.00
Accumulation unit value at end of period                        $0.96     $0.99    $0.90    $0.72    $1.16   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    92        87       77       68       53       8
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $0.91     $0.81    $0.68    $1.09    $1.13   $1.00
Accumulation unit value at end of period                        $0.93     $0.91    $0.81    $0.68    $1.09   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    72        43       32        8        8       1
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $0.96     $0.84    $0.71    $1.25    $1.13   $1.00
Accumulation unit value at end of period                        $0.87     $0.96    $0.84    $0.71    $1.25   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2         2       --        1        1      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund,
Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $1.08     $0.92    $0.66    $1.26    $1.15   $1.00
Accumulation unit value at end of period                        $0.98     $1.08    $0.92    $0.66    $1.26   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    14        16       24       18       11       5
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period                  $1.00        --       --       --       --      --
Accumulation unit value at end of period                        $0.91        --       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.09     $1.05    $0.84    $1.19    $1.08   $1.00
Accumulation unit value at end of period                        $1.12     $1.09    $1.05    $0.84    $1.19   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1         3        3        8       --       4
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.20     $1.08    $0.81    $1.38    $1.22   $1.00
Accumulation unit value at end of period                        $1.10     $1.20    $1.08    $0.81    $1.38   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    35        39      120       90       34      --
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.00     $0.87    $0.69    $1.09    $1.13   $1.00
Accumulation unit value at end of period                        $0.97     $1.00    $0.87    $0.69    $1.09   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     6         8       75       91       46      15
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.95     $0.84    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                        $0.89     $0.95    $0.84    $0.63    $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    21        27      246      175       81      --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period                  $1.04     $0.84    $0.59    $1.02    $1.00      --
Accumulation unit value at end of period                        $1.04     $1.04    $0.84    $0.59    $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $1.06    $0.77    $1.24    $1.13   $1.00
Accumulation unit value at end of period                        $1.16     $1.17    $1.06    $0.77    $1.24   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10         9        3        6       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.37     $1.22    $0.93    $1.52    $1.21   $1.00
Accumulation unit value at end of period                        $1.44     $1.37    $1.22    $0.93    $1.52   $1.21
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    11        14       20       18       13       2
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.87    $0.62    $1.13    $1.25   $1.00
Accumulation unit value at end of period                        $0.93     $1.05    $0.87    $0.62    $1.13   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    11        12       36       48       21      11
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.48     $1.13    $0.73    $1.39    $1.14   $1.00
Accumulation unit value at end of period                        $1.35     $1.48    $1.13    $0.73    $1.39   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    11         9       10        9        3       7
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 132 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.85    $0.64    $1.21    $1.19   $1.00
Accumulation unit value at end of period                        $0.89     $1.02    $0.85    $0.64    $1.21   $1.19
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5         6       41       36       28       9
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $0.96    $0.74    $1.24    $1.17   $1.00
Accumulation unit value at end of period                        $1.11     $1.17    $0.96    $0.74    $1.24   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --         1        1        1       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $1.00    $0.73    $1.24    $1.18   $1.00
Accumulation unit value at end of period                        $1.03     $1.14    $1.00    $0.73    $1.24   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    12        10        8        6        6       1
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.28     $1.13    $0.97    $1.15    $1.06   $1.00
Accumulation unit value at end of period                        $1.28     $1.28    $1.13    $0.97    $1.15   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    70        95      364      337      224      43
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $0.93    $0.69    $1.12    $1.15   $1.00
Accumulation unit value at end of period                        $1.09     $1.13    $0.93    $0.69    $1.12   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --         1        2        3       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                  $0.95     $0.84    $0.64    $1.12    $1.07   $1.00
Accumulation unit value at end of period                        $0.90     $0.95    $0.84    $0.64    $1.12   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    19        19       18       12       --      --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.24     $1.11    $0.93    $1.12    $1.04   $1.00
Accumulation unit value at end of period                        $1.25     $1.24    $1.11    $0.93    $1.12   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   102       103      163      209      132      51
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    15         8       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    66        67       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.04     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.06     $1.04       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    69       100       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.04     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.06     $1.04       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   551     1,009       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $0.99     $0.90    $0.69    $1.14    $1.12   $1.00
Accumulation unit value at end of period                        $0.94     $0.99    $0.90    $0.69    $1.14   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1         9      199      125       61      26
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.19     $0.99    $0.73    $1.17    $1.12   $1.00
Accumulation unit value at end of period                        $1.10     $1.19    $0.99    $0.73    $1.17   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4         4        1        5        1      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   215       153       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,280     1,312       --       --       --      --
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       133

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   123         8       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   418       596       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   121        71       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   397       362       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.22     $0.99    $0.73    $1.09    $1.16   $1.00
Accumulation unit value at end of period                        $1.15     $1.22    $0.99    $0.73    $1.09   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3         8      121      106       56       5
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                  $1.39     $1.12    $0.76    $1.41    $1.23   $1.00
Accumulation unit value at end of period                        $1.17     $1.39    $1.12    $0.76    $1.41   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    18        25       84       56       24       6
------------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                  $1.19     $0.98    $0.69    $1.17    $1.12   $1.00
Accumulation unit value at end of period                        $1.13     $1.19    $0.98    $0.69    $1.17   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    33        37       84       69       40       2
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.00     $0.87    $0.76    $1.32    $1.16   $1.00
Accumulation unit value at end of period                        $0.86     $1.00    $0.87    $0.76    $1.32   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1         7      129        3        2      --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.28     $1.05    $0.72    $1.22    $1.16   $1.00
Accumulation unit value at end of period                        $1.20     $1.28    $1.05    $0.72    $1.22   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    12         5        6       --       --      --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.49     $1.19    $0.79    $1.37    $1.22   $1.00
Accumulation unit value at end of period                        $1.41     $1.49    $1.19    $0.79    $1.37   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    53        53       51       36       24       7
------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.34     $1.14    $0.76    $1.46    $1.23   $1.00
Accumulation unit value at end of period                        $1.01     $1.34    $1.14    $0.76    $1.46   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    21        23       36       25       25      58
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.94     $0.84    $0.71    $1.21    $1.17   $1.00
Accumulation unit value at end of period                        $0.98     $0.94    $0.84    $0.71    $1.21   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    75        87       83       71       66       7
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.80     $0.78    $0.59    $1.28    $1.23   $1.00
Accumulation unit value at end of period                        $0.64     $0.80    $0.78    $0.59    $1.28   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   322       377    1,394    3,694    1,875     431
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $1.03    $0.76    $1.28    $1.14   $1.00
Accumulation unit value at end of period                        $1.06     $1.12    $1.03    $0.76    $1.28   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    14        --       --       --       19      --
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 134 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.26     $1.07    $0.84    $1.12    $1.16   $1.00
Accumulation unit value at end of period                        $1.23     $1.26    $1.07    $0.84    $1.12   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    94       125      515      941    1,057      19
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $0.99    $0.75    $1.30    $1.09   $1.00
Accumulation unit value at end of period                        $1.13     $1.14    $0.99    $0.75    $1.30   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    14        14       13       --        7     393
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.93    $0.79    $1.09    $1.16   $1.00
Accumulation unit value at end of period                        $1.03     $1.04    $0.93    $0.79    $1.09   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   127       159      155      130      142      76
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.06     $0.95    $0.78    $1.12    $1.12   $1.00
Accumulation unit value at end of period                        $1.07     $1.06    $0.95    $0.78    $1.12   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    72        77      104        8       87      12
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $1.05    $1.06    $1.05    $1.01   $1.00
Accumulation unit value at end of period                        $1.02     $1.03    $1.05    $1.06    $1.05   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   385       634      993    1,812    1,238     385
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.20     $1.12    $0.99    $1.07    $1.04   $1.00
Accumulation unit value at end of period                        $1.26     $1.20    $1.12    $0.99    $1.07   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   744       841   13,045   12,148    9,119   2,248
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.90    $0.71    $1.21    $1.14   $1.00
Accumulation unit value at end of period                        $0.97     $1.03    $0.90    $0.71    $1.21   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   476       573    7,761    6,252    3,315   1,118
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $0.95     $0.82    $0.67    $1.17    $1.16   $1.00
Accumulation unit value at end of period                        $0.99     $0.95    $0.82    $0.67    $1.17   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.63     $1.38    $0.80    $1.76    $1.29   $1.00
Accumulation unit value at end of period                        $1.27     $1.63    $1.38    $0.80    $1.76   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   144       145      830    1,826      817     193
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.25     $1.19    $1.08    $1.10    $1.03   $1.00
Accumulation unit value at end of period                        $1.29     $1.25    $1.19    $1.08    $1.10   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   290       307    4,144    3,815    2,993     611
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.16     $1.12    $1.07    $1.08    $1.01   $1.00
Accumulation unit value at end of period                        $1.26     $1.16    $1.12    $1.07    $1.08   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   356       357    6,263    2,357    1,866     868
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.26     $1.14    $0.80    $1.08    $1.08   $1.00
Accumulation unit value at end of period                        $1.32     $1.26    $1.14    $0.80    $1.08   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   424       431      441      422      399      92
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.35     $1.20    $0.79    $1.07    $1.06   $1.00
Accumulation unit value at end of period                        $1.41     $1.35    $1.20    $0.79    $1.07   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   170       216      150      116      178      40
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.34     $1.20    $0.86    $1.07    $1.06   $1.00
Accumulation unit value at end of period                        $1.41     $1.34    $1.20    $0.86    $1.07   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   152       167    5,045    2,619    2,072     761
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.08     $0.96    $0.76    $1.29    $1.16   $1.00
Accumulation unit value at end of period                        $0.93     $1.08    $0.96    $0.76    $1.29   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    26        30       68       27       46      21
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       135

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.87    $0.65    $1.17    $1.15   $1.00
Accumulation unit value at end of period                        $0.96     $1.01    $0.87    $0.65    $1.17   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    41        50       39       38       38      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period                  $1.16     $0.97    $0.77    $1.29    $1.12   $1.00
Accumulation unit value at end of period                        $1.12     $1.16    $0.97    $0.77    $1.29   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   187       204    6,307    4,260    2,481     656
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.11     $0.98    $0.72    $1.42    $1.20   $1.00
Accumulation unit value at end of period                        $0.91     $1.11    $0.98    $0.72    $1.42   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    75        91      101       89       65     275
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.38     $1.11    $0.69    $1.26    $1.13   $1.00
Accumulation unit value at end of period                        $1.16     $1.38    $1.11    $0.69    $1.26   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --         5       26       --        3       2
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.11     $0.92    $0.66    $1.22    $1.12   $1.00
Accumulation unit value at end of period                        $1.00     $1.11    $0.92    $0.66    $1.22   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   123       174      488      947      692     591
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.92    $0.74    $1.19    $1.14   $1.00
Accumulation unit value at end of period                        $1.04     $1.04    $0.92    $0.74    $1.19   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    46        46       39       32       10      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.00     $0.84    $0.68    $1.14    $1.16   $1.00
Accumulation unit value at end of period                        $0.98     $1.00    $0.84    $0.68    $1.14   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $0.90    $0.65    $1.08    $1.14   $1.00
Accumulation unit value at end of period                        $1.02     $1.13    $0.90    $0.65    $1.08   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    33        24       11        8        2       8
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.08     $1.06    $1.02    $1.06    $1.02   $1.00
Accumulation unit value at end of period                        $1.08     $1.08    $1.06    $1.02    $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   143       271      336      280       34      --
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.88    $0.75    $1.15    $0.99   $1.00
Accumulation unit value at end of period                        $0.88     $1.02    $0.88    $0.75    $1.15   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   121       121      139       85       35     298
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.94    $0.76    $1.34    $1.16   $1.00
Accumulation unit value at end of period                        $0.85     $1.02    $0.94    $0.76    $1.34   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    26        26       24       18       26      --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $1.05    $0.74    $1.03    $1.02   $1.00
Accumulation unit value at end of period                        $1.15     $1.13    $1.05    $0.74    $1.03   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   496       454    3,520    2,517    1,854     700
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $0.98    $0.73    $1.29    $1.12   $1.00
Accumulation unit value at end of period                        $1.08     $1.13    $0.98    $0.73    $1.29   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   752       865    1,975    4,301    3,188   1,284
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.33     $1.05    $0.76    $1.27    $1.12   $1.00
Accumulation unit value at end of period                        $1.17     $1.33    $1.05    $0.76    $1.27   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   312       385    1,768    2,783    1,386     338
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.93    $0.74    $1.34    $1.16   $1.00
Accumulation unit value at end of period                        $0.84     $1.03    $0.93    $0.74    $1.34   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    60        76      101       78       75      36
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 136 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.76     $0.64    $0.54    $0.95    $1.22   $1.00
Accumulation unit value at end of period                        $0.71     $0.76    $0.64    $0.54    $0.95   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    94       101      119       91       89      10
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $0.93    $0.73    $1.10    $1.14   $1.00
Accumulation unit value at end of period                        $1.11     $1.17    $0.93    $0.73    $1.10   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    47        72       67       45       48      16
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.98     $0.90    $0.72    $1.16    $1.14   $1.00
Accumulation unit value at end of period                        $0.96     $0.98    $0.90    $0.72    $1.16   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   297       417      430      422      426     101
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $0.91     $0.81    $0.68    $1.09    $1.13   $1.00
Accumulation unit value at end of period                        $0.93     $0.91    $0.81    $0.68    $1.09   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    13        34       60       65       73      55
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $0.96     $0.84    $0.71    $1.25    $1.13   $1.00
Accumulation unit value at end of period                        $0.87     $0.96    $0.84    $0.71    $1.25   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10        12       26       25        8      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund,
Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $1.07     $0.92    $0.65    $1.26    $1.15   $1.00
Accumulation unit value at end of period                        $0.98     $1.07    $0.92    $0.65    $1.26   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10        10        8        3       13      --
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period                  $1.00        --       --       --       --      --
Accumulation unit value at end of period                        $0.91        --       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    25        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.09     $1.05    $0.83    $1.19    $1.08   $1.00
Accumulation unit value at end of period                        $1.11     $1.09    $1.05    $0.83    $1.19   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    58        50       47       45       26     206
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.19     $1.07    $0.81    $1.37    $1.22   $1.00
Accumulation unit value at end of period                        $1.10     $1.19    $1.07    $0.81    $1.37   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   119       122    2,490    2,222      952      --
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.00     $0.87    $0.69    $1.09    $1.13   $1.00
Accumulation unit value at end of period                        $0.96     $1.00    $0.87    $0.69    $1.09   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   155       153    2,128    2,873    1,873     832
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.95     $0.84    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                        $0.89     $0.95    $0.84    $0.63    $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   151       187    6,597    4,924    3,189      --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period                  $1.03     $0.84    $0.59    $1.02    $1.00      --
Accumulation unit value at end of period                        $1.04     $1.03    $0.84    $0.59    $1.02      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2         8       13       11       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.17     $1.06    $0.77    $1.24    $1.13   $1.00
Accumulation unit value at end of period                        $1.16     $1.17    $1.06    $0.77    $1.24   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    44        46       32       10       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.37     $1.22    $0.93    $1.52    $1.20   $1.00
Accumulation unit value at end of period                        $1.44     $1.37    $1.22    $0.93    $1.52   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   105        80       86       97       61      29
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       137

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.86    $0.62    $1.13    $1.25   $1.00
Accumulation unit value at end of period                        $0.92     $1.04    $0.86    $0.62    $1.13   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    53        72      934    1,282      484     279
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.47     $1.13    $0.73    $1.39    $1.14   $1.00
Accumulation unit value at end of period                        $1.35     $1.47    $1.13    $0.73    $1.39   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    23        20       36       24        9     202
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.02     $0.85    $0.64    $1.21    $1.18   $1.00
Accumulation unit value at end of period                        $0.88     $1.02    $0.85    $0.64    $1.21   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    48        55    1,316    1,317    1,079     345
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.16     $0.96    $0.74    $1.24    $1.17   $1.00
Accumulation unit value at end of period                        $1.11     $1.16    $0.96    $0.74    $1.24   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --         1        1        2       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.14     $1.00    $0.73    $1.23    $1.18   $1.00
Accumulation unit value at end of period                        $1.03     $1.14    $1.00    $0.73    $1.23   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    60        76       61       65       68      18
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.28     $1.13    $0.97    $1.15    $1.06   $1.00
Accumulation unit value at end of period                        $1.27     $1.28    $1.13    $0.97    $1.15   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,382     1,598    8,043    6,568    5,113     892
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $0.92    $0.68    $1.12    $1.15   $1.00
Accumulation unit value at end of period                        $1.08     $1.12    $0.92    $0.68    $1.12   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    27        29       40       43       48      17
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                  $0.95     $0.84    $0.64    $1.11    $1.07   $1.00
Accumulation unit value at end of period                        $0.90     $0.95    $0.84    $0.64    $1.11   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --        3       --       --      --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.24     $1.11    $0.93    $1.12    $1.04   $1.00
Accumulation unit value at end of period                        $1.25     $1.24    $1.11    $0.93    $1.12   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   511       469    3,861    4,557    3,298   1,204
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   616       622       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,832     5,400       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.04     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.06     $1.04       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   840       730       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.04     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.06     $1.04       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 7,531     9,790       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $0.99     $0.90    $0.69    $1.14    $1.11   $1.00
Accumulation unit value at end of period                        $0.94     $0.99    $0.90    $0.69    $1.14   $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   147       147    6,336    3,670    2,212     859
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.19     $0.99    $0.73    $1.17    $1.12   $1.00
Accumulation unit value at end of period                        $1.10     $1.19    $0.99    $0.73    $1.17   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    16        17        4        4        4      --
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 138 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 4,588     2,283       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                39,214    48,051       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,032     1,190       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                14,831    15,140       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,313     1,420       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                14,186    15,285       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.21     $0.99    $0.73    $1.09    $1.16   $1.00
Accumulation unit value at end of period                        $1.14     $1.21    $0.99    $0.73    $1.09   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   148       173    3,652    3,422    2,314     279
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                  $1.38     $1.12    $0.76    $1.41    $1.23   $1.00
Accumulation unit value at end of period                        $1.16     $1.38    $1.12    $0.76    $1.41   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   264       316    1,829    1,311      679     272
------------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                  $1.19     $0.97    $0.69    $1.16    $1.12   $1.00
Accumulation unit value at end of period                        $1.13     $1.19    $0.97    $0.69    $1.16   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   236       290    1,460    1,339      954     103
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.00     $0.87    $0.76    $1.32    $1.16   $1.00
Accumulation unit value at end of period                        $0.86     $1.00    $0.87    $0.76    $1.32   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    79        75    3,390        7       13       9
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.28     $1.05    $0.72    $1.22    $1.16   $1.00
Accumulation unit value at end of period                        $1.19     $1.28    $1.05    $0.72    $1.22   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    42         7        2       --       --      --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.49     $1.19    $0.79    $1.37    $1.22   $1.00
Accumulation unit value at end of period                        $1.40     $1.49    $1.19    $0.79    $1.37   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    12        29       46       40       39      16
------------------------------------------------------------------------------------------------------------------

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.33     $1.14    $0.75    $1.46    $1.23   $1.00
Accumulation unit value at end of period                        $1.00     $1.33    $1.14    $0.75    $1.46   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4         3        2        2        1      --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.93     $0.84    $0.71    $1.21    $1.17   $1.00
Accumulation unit value at end of period                        $0.97     $0.93    $0.84    $0.71    $1.21   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    19        24       28       37        5      --
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       139

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $0.80     $0.78    $0.59    $1.28    $1.23   $1.00
Accumulation unit value at end of period                        $0.63     $0.80    $0.78    $0.59    $1.28   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    32        39      104      366      187      43
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                  $1.11     $1.02    $0.76    $1.28    $1.14   $1.00
Accumulation unit value at end of period                        $1.06     $1.11    $1.02    $0.76    $1.28   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.25     $1.06    $0.83    $1.12    $1.16   $1.00
Accumulation unit value at end of period                        $1.22     $1.25    $1.06    $0.83    $1.12   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    22        21       38      104      107      --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $0.99    $0.75    $1.30    $1.09   $1.00
Accumulation unit value at end of period                        $1.12     $1.13    $0.99    $0.75    $1.30   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4         2       --        2        3      17
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.92    $0.78    $1.09    $1.16   $1.00
Accumulation unit value at end of period                        $1.02     $1.03    $0.92    $0.78    $1.09   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    19        21       14       18       30      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.05     $0.95    $0.77    $1.12    $1.12   $1.00
Accumulation unit value at end of period                        $1.06     $1.05    $0.95    $0.77    $1.12   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    19        21       34       14       51       9
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $1.04    $1.06    $1.05    $1.01   $1.00
Accumulation unit value at end of period                        $1.01     $1.03    $1.04    $1.06    $1.05   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   238       436      708    1,186    1,071     287
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.19     $1.12    $0.99    $1.07    $1.03   $1.00
Accumulation unit value at end of period                        $1.25     $1.19    $1.12    $0.99    $1.07   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   256       276    1,606    1,847    1,476     221
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.89    $0.71    $1.21    $1.14   $1.00
Accumulation unit value at end of period                        $0.96     $1.03    $0.89    $0.71    $1.21   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    33        43      589      591      310      75
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $0.95     $0.82    $0.67    $1.17    $1.16   $1.00
Accumulation unit value at end of period                        $0.98     $0.95    $0.82    $0.67    $1.17   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.62     $1.38    $0.80    $1.76    $1.29   $1.00
Accumulation unit value at end of period                        $1.26     $1.62    $1.38    $0.80    $1.76   $1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    44        39       75      168       60       9
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.24     $1.18    $1.07    $1.10    $1.03   $1.00
Accumulation unit value at end of period                        $1.28     $1.24    $1.18    $1.07    $1.10   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   115       131      546      561      415      58
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.15     $1.12    $1.06    $1.08    $1.01   $1.00
Accumulation unit value at end of period                        $1.24     $1.15    $1.12    $1.06    $1.08   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    19        43      671      343      300      83
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.25     $1.13    $0.80    $1.08    $1.08   $1.00
Accumulation unit value at end of period                        $1.31     $1.25    $1.13    $0.80    $1.08   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    37        37       52       51       62      11
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.34     $1.19    $0.79    $1.07    $1.06   $1.00
Accumulation unit value at end of period                        $1.40     $1.34    $1.19    $0.79    $1.07   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    11        12       25       35       26      --
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 140 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.34     $1.20    $0.85    $1.07    $1.05   $1.00
Accumulation unit value at end of period                        $1.40     $1.34    $1.20    $0.85    $1.07   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    34        32      466      272      219      75
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.07     $0.95    $0.76    $1.29    $1.16   $1.00
Accumulation unit value at end of period                        $0.92     $1.07    $0.95    $0.76    $1.29   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1         1        2        3        4       8
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.00     $0.87    $0.64    $1.17    $1.15   $1.00
Accumulation unit value at end of period                        $0.96     $1.00    $0.87    $0.64    $1.17   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period                  $1.15     $0.96    $0.77    $1.29    $1.12   $1.00
Accumulation unit value at end of period                        $1.11     $1.15    $0.96    $0.77    $1.29   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    34        32      493      404      226      89
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                  $1.10     $0.98    $0.72    $1.42    $1.20   $1.00
Accumulation unit value at end of period                        $0.91     $1.10    $0.98    $0.72    $1.42   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     9         9       12       15       11      19
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.37     $1.10    $0.69    $1.26    $1.13   $1.00
Accumulation unit value at end of period                        $1.15     $1.37    $1.10    $0.69    $1.26   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3         3        1        1        2      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.11     $0.92    $0.66    $1.22    $1.12   $1.00
Accumulation unit value at end of period                        $1.00     $1.11    $0.92    $0.66    $1.22   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    13        13       34       71       53      24
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.91    $0.73    $1.18    $1.14   $1.00
Accumulation unit value at end of period                        $1.03     $1.03    $0.91    $0.73    $1.18   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1         1        6        1       21      10
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.00     $0.84    $0.68    $1.13    $1.15   $1.00
Accumulation unit value at end of period                        $0.97     $1.00    $0.84    $0.68    $1.13   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    11        --        1       --       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $0.90    $0.65    $1.08    $1.14   $1.00
Accumulation unit value at end of period                        $1.01     $1.12    $0.90    $0.65    $1.08   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2         1       --        2       --      --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.07     $1.05    $1.01    $1.06    $1.02   $1.00
Accumulation unit value at end of period                        $1.07     $1.07    $1.05    $1.01    $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    91       154      122       81       48      13
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.88    $0.75    $1.14    $0.99   $1.00
Accumulation unit value at end of period                        $0.87     $1.01    $0.88    $0.75    $1.14   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    18        10       15        9        7      21
------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.93    $0.76    $1.34    $1.16   $1.00
Accumulation unit value at end of period                        $0.85     $1.01    $0.93    $0.76    $1.34   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1         2       --        1       --      --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $1.05    $0.73    $1.02    $1.02   $1.00
Accumulation unit value at end of period                        $1.14     $1.12    $1.05    $0.73    $1.02   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   186       189      520      530      400     285
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $0.97    $0.73    $1.29    $1.11   $1.00
Accumulation unit value at end of period                        $1.07     $1.12    $0.97    $0.73    $1.29   $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    59        59      126      349      300      79
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       141

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.32     $1.04    $0.76    $1.27    $1.12   $1.00
Accumulation unit value at end of period                        $1.16     $1.32    $1.04    $0.76    $1.27   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    73        80      195      322      117      32
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.03     $0.92    $0.74    $1.34    $1.16   $1.00
Accumulation unit value at end of period                        $0.84     $1.03    $0.92    $0.74    $1.34   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    18        27       32       35       10      --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.76     $0.63    $0.54    $0.95    $1.22   $1.00
Accumulation unit value at end of period                        $0.70     $0.76    $0.63    $0.54    $0.95   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    14        14       12       13       22       2
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.16     $0.92    $0.72    $1.10    $1.14   $1.00
Accumulation unit value at end of period                        $1.10     $1.16    $0.92    $0.72    $1.10   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    17        23       30       37       23      16
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.98     $0.89    $0.72    $1.16    $1.14   $1.00
Accumulation unit value at end of period                        $0.95     $0.98    $0.89    $0.72    $1.16   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    38        43       50       71       85       2
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $0.90     $0.81    $0.68    $1.09    $1.13   $1.00
Accumulation unit value at end of period                        $0.92     $0.90    $0.81    $0.68    $1.09   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    34        39       37       38        5       2
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $0.95     $0.84    $0.70    $1.24    $1.13   $1.00
Accumulation unit value at end of period                        $0.86     $0.95    $0.84    $0.70    $1.24   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3         3        3        3        2      --
*Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund,
Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES* (07/24/2006)
Accumulation unit value at beginning of period                  $1.07     $0.91    $0.65    $1.25    $1.15   $1.00
Accumulation unit value at end of period                        $0.97     $1.07    $0.91    $0.65    $1.25   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4         4        4        4       19      --
*Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I.
Mid Cap Growth Fund, Series II Shares on April 27, 2012.
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period                  $1.00        --       --       --       --      --
Accumulation unit value at end of period                        $0.91        --       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.08     $1.04    $0.83    $1.19    $1.08   $1.00
Accumulation unit value at end of period                        $1.11     $1.08    $1.04    $0.83    $1.19   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     5         3        5        2        1       7
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.19     $1.07    $0.80    $1.37    $1.22   $1.00
Accumulation unit value at end of period                        $1.09     $1.19    $1.07    $0.80    $1.37   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    72        74      260      254       97      --
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $0.99     $0.87    $0.69    $1.08    $1.13   $1.00
Accumulation unit value at end of period                        $0.96     $0.99    $0.87    $0.69    $1.08   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    10        22      188      262      187      93
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                  $0.94     $0.84    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                        $0.88     $0.94    $0.84    $0.63    $1.06      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    74        76      574      502      276      --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period                  $1.03     $0.83    $0.59    $1.01    $1.00      --
Accumulation unit value at end of period                        $1.03     $1.03    $0.83    $0.59    $1.01      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1         1       --       --       --      --
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 142 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.16     $1.05    $0.77    $1.23    $1.13   $1.00
Accumulation unit value at end of period                        $1.15     $1.16    $1.05    $0.77    $1.23   $1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     3         1        5        3       --      --
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.36     $1.22    $0.93    $1.51    $1.20   $1.00
Accumulation unit value at end of period                        $1.43     $1.36    $1.22    $0.93    $1.51   $1.20
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    37        45       48       57       28      --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.04     $0.86    $0.62    $1.12    $1.25   $1.00
Accumulation unit value at end of period                        $0.92     $1.04    $0.86    $0.62    $1.12   $1.25
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     6         5       60      101       57      22
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.46     $1.12    $0.72    $1.38    $1.14   $1.00
Accumulation unit value at end of period                        $1.34     $1.46    $1.12    $0.72    $1.38   $1.14
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     1         1        2        2        5      12
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.01     $0.84    $0.64    $1.20    $1.18   $1.00
Accumulation unit value at end of period                        $0.88     $1.01    $0.84    $0.64    $1.20   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     4         3       84       95       91      19
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                  $1.16     $0.95    $0.74    $1.24    $1.17   $1.00
Accumulation unit value at end of period                        $1.10     $1.16    $0.95    $0.74    $1.24   $1.17
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.13     $1.00    $0.72    $1.23    $1.18   $1.00
Accumulation unit value at end of period                        $1.02     $1.13    $1.00    $0.72    $1.23   $1.18
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    30        32       41       48       16      23
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.27     $1.12    $0.96    $1.14    $1.06   $1.00
Accumulation unit value at end of period                        $1.26     $1.27    $1.12    $0.96    $1.14   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   311       347    1,011      997      672     103
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                  $1.12     $0.92    $0.68    $1.12    $1.15   $1.00
Accumulation unit value at end of period                        $1.07     $1.12    $0.92    $0.68    $1.12   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       --       --        2       2
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                  $0.95     $0.84    $0.64    $1.11    $1.07   $1.00
Accumulation unit value at end of period                        $0.89     $0.95    $0.84    $0.64    $1.11   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     2         1        2        1        1      --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                  $1.23     $1.10    $0.92    $1.11    $1.04   $1.00
Accumulation unit value at end of period                        $1.24     $1.23    $1.10    $0.92    $1.11   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   133        87      345      557      401     106
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,243        42       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.12     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.12       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    64        64       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.04     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.06     $1.04       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 5,782     4,585       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.04     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.06     $1.04       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,613     2,906       --       --       --      --
------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       143

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                             2011      2010     2009     2008     2007     2006
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $0.98     $0.89    $0.69    $1.14    $1.11   $1.00
Accumulation unit value at end of period                        $0.93     $0.98    $0.89    $0.69    $1.14   $1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    11        18      446      335      205      61
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.18     $0.98    $0.73    $1.17    $1.12   $1.00
Accumulation unit value at end of period                        $1.09     $1.18    $0.98    $0.73    $1.17   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    --        --       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 9,526     4,427       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.09     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.09       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,110     2,833       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 3,020       416       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.11     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.08     $1.11       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,028     1,118       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 2,731     1,348       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                  $1.07     $1.00       --       --       --      --
Accumulation unit value at end of period                        $1.07     $1.07       --       --       --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 1,622     1,333       --       --       --      --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                  $1.21     $0.98    $0.73    $1.08    $1.16   $1.00
Accumulation unit value at end of period                        $1.14     $1.21    $0.98    $0.73    $1.08   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                     6         6      251      269      186       9
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                  $1.37     $1.12    $0.76    $1.41    $1.23   $1.00
Accumulation unit value at end of period                        $1.16     $1.37    $1.12    $0.76    $1.41   $1.23
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    65        61      163      172       46      11
------------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                  $1.18     $0.97    $0.69    $1.16    $1.12   $1.00
Accumulation unit value at end of period                        $1.12     $1.18    $0.97    $0.69    $1.16   $1.12
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    19        27      102      109       81      12
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $0.99     $0.86    $0.76    $1.32    $1.16   $1.00
Accumulation unit value at end of period                        $0.85     $0.99    $0.86    $0.76    $1.32   $1.16
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    13        14      309        7        1      --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.27     $1.04    $0.72    $1.21    $1.15   $1.00
Accumulation unit value at end of period                        $1.18     $1.27    $1.04    $0.72    $1.21   $1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    23         6        2        1        1      --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                  $1.48     $1.18    $0.79    $1.36    $1.22   $1.00
Accumulation unit value at end of period                        $1.39     $1.48    $1.18    $0.79    $1.36   $1.22
Number of accumulation units outstanding at end of period
  (000 omitted)                                                    11        11        5        2        4      --
------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 144 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2011...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  6
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
NEW YORK -- PROSPECTUS                                                       145

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

1-800-541-2251


RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by
RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved.


S-6504 K (4/12)

PROSPECTUS


APRIL 30, 2012


RIVERSOURCE

RAVA 5 ADVANTAGE VARIABLE ANNUITY
RAVA 5 SELECT VARIABLE ANNUITY
RAVA 5 ACCESS VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: 1-800-541-2251


            (Corporate Office)

            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT


NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED UNDER THIS PROSPECTUS. THIS PROSPECTUS DESCRIBES CONTRACTS OFFERED PRIOR TO APRIL 30, 2012.


This prospectus contains information that you should know before investing in the RAVA 5 Advantage, the RAVA 5 Select, or the RAVA 5 Access. The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.

- BlackRock Variable Series Funds, Inc.

- Columbia Funds Variable Insurance Trust

- Columbia Funds Variable Series Trust II


- DWS Variable Series II

- Fidelity(R) Variable Insurance Products -- Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust
  (FTVIPT) -- Class 2


- Janus Aspen Series: Service Shares

- MFS(R) Variable Insurance Trust(SM)

- Morgan Stanley Universal Investment Funds (UIF)

- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds -- Service Shares
- PIMCO Variable Investment Trust (VIT)
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
 2 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS


KEY TERMS................................       4
THE CONTRACTS IN BRIEF...................       6
EXPENSE SUMMARY..........................       8
CONDENSED FINANCIAL INFORMATION..........      15
FINANCIAL STATEMENTS.....................      15
THE VARIABLE ACCOUNT AND THE FUNDS.......      15
THE FIXED ACCOUNT........................      17
BUYING YOUR CONTRACT.....................      18
CHARGES..................................      21
VALUING YOUR INVESTMENT..................      26
MAKING THE MOST OF YOUR CONTRACT.........      28
SURRENDERS...............................      34
CHANGING THE ANNUITANT...................      35
CHANGING OWNERSHIP.......................      35
BENEFITS IN CASE OF DEATH -- STANDARD
  DEATH BENEFIT..........................      37
OPTIONAL BENEFITS........................      38
THE ANNUITY PAYOUT PERIOD................      50
TAXES....................................      52
VOTING RIGHTS............................      56
SUBSTITUTION OF INVESTMENTS..............      56
ABOUT THE SERVICE PROVIDERS..............      57
APPENDIX A: THE FUNDS....................      59
APPENDIX B: EXAMPLE -- SURRENDER
  CHARGES................................      65
APPENDIX C: EXAMPLE -- OPTIONAL DEATH
  BENEFITS...............................      72
APPENDIX D: EXAMPLE -- OPTIONAL LIVING
  BENEFITS...............................      74
APPENDIX E: EXAMPLE -- ADDITIONAL RMD
  DISCLOSURE.............................      76
APPENDIX F: CONDENSED FINANCIAL
  INFORMATION (UNAUDITED)................      77
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.................     103





--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 3

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITIZATION START DATE: The date when annuity payments begin according to the applicable annuity payment plan.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RETURN: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract at any point in time.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in "good order", your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


OWNER (YOU, YOUR): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. When the contract is owned by a revocable trust, the annuitant selected should be the grantor of the trust to qualify for income tax deferral. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines "owner", "you" and "your".

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


--------------------------------------------------------------------------------
 4 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 5

THE CONTRACTS IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account (if available), subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund's performance or deduction of fees, the contract will not longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).



BUYING A CONTRACT: New contracts as described in this prospectus are not currently being offered. There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:


- "Tax Free" Exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See "Taxes -- 1035 Exchanges.")

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (see "Taxes")

- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges. RAVA 5 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 5 Advantage and RAVA 5 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (see "Annuity Payout Plans -- Plan E") Does the contract meet your current and anticipated future needs for liquidity?

- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?


--------------------------------------------------------------------------------
 6 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (see "Charges")

- How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the SecureSource Stages NY rider, the guaranteed amounts under the rider will be reduced. For SecureSource Stages NY, when a withdrawal is taken you will no longer be eligible to receive any future rider credits available under the rider. In addition, certain surrenders may be subject to a federal income tax penalty. (see "Surrenders")

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (see "Making the Most of Your
  Contract -- Transferring Among Accounts")

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our corporate office. (See "Valuing Your Investment.") We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- regular fixed account, which earns interest at rates that we adjust periodically. For RAVA 5 Advantage and RAVA 5 Select contracts, there are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Buying Your Contract", "Transfer Policies" and "The Regular Fixed Account"). For RAVA 5 Access contracts, the regular fixed account is not available (see "The Fixed Account").

- Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see "The Fixed Account -- The Special DCA Fixed Account")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. If you have elected SecureSource Stages NY and you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the rider, the guaranteed amounts under the rider will be reduced and you will no longer be eligible to receive any future rider credits available under the rider. In addition, certain surrenders may be subject to a federal income tax penalty. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see "Benefits in Case of Death -- Standard Death Benefit" and "Optional Benefits")


OPTIONAL BENEFITS: These contracts offer optional living and death benefits that are available for additional charges if you meet certain criteria. We offer optional death benefits and optional living benefits. We offer SecureSource Stages NY riders and Accumulation Protector Benefit rider (offered for contract applications signed prior to Feb. 27, 2012) as optional living benefits. SecureSource Stages NY riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). SecureSource Stages NY riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. This optional living benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 7
if you want a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year waiting period or take withdrawals during the waiting period (which provides reduced benefit). Optional living benefits require the use of a PN program investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on considerations before buying optional living benefits, please see "Optional Benefits -- Optional Living Benefits."


We offer the following optional death benefits: ROPP Death Benefit, MAV Death Benefit and 5-year MAV Death Benefit.

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account is not available after the annuitization start date. (see "The Annuity Payout Period")

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU SURRENDER ONE OF THESE CONTRACTS.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGES FOR RAVA 5 ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payments surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.


               SEVEN-YEAR SCHEDULE                                TEN-YEAR SCHEDULE
                                                                                SURRENDER CHARGE
  NUMBER OF COMPLETED         SURRENDER CHARGE        NUMBER OF COMPLETED      PERCENTAGE APPLIED
YEARS FROM DATE OF EACH    PERCENTAGE APPLIED TO    YEARS FROM DATE OF EACH     TO EACH PURCHASE
    PURCHASE PAYMENT       EACH PURCHASE PAYMENT        PURCHASE PAYMENT             PAYMENT
           0                         7%                        0                        8%

           1                         7                         1                        8

           2                         7                         2                        8

           3                         6                         3                        7

           4                         5                         4                        6

           5                         4                         5                        5

           6                         2                         6                        4

           7+                        0                         7                        3

                                                               8                        2

                                                               9                        1

                                                              10+                       0



SURRENDER CHARGE FOR RAVA 5 SELECT

(Contingent deferred sales load as a percentage of purchase payments surrendered)


              SURRENDER CHARGE
CONTRACT     PERCENTAGE APPLIED
  YEAR      TO PURCHASE PAYMENTS
    1                 7%

    2                 6

    3                 5

    4                 4

   5+                 0


There are no surrender charges on and after the fourth contract anniversary.


--------------------------------------------------------------------------------
 8 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

SURRENDER CHARGE FOR RAVA 5 ACCESS:

0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

CONTRACT ADMINISTRATIVE CHARGE



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                  MAXIMUM: $50   CURRENT: $30

ANNUAL CONTRACT ADMINISTRATIVE CHARGE IF YOUR CONTRACT VALUE EQUALS    MAXIMUM: $20   CURRENT: $0
OR EXCEEDS $50,000

CONTRACT ADMINISTRATIVE CHARGE AT FULL SURRENDER                       MAXIMUM: $50   CURRENT: $30


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

YOU MUST CHOOSE A PRODUCT, A DEATH BENEFIT GUARANTEE AND THE LENGTH OF YOUR CONTRACT'S SURRENDER CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST.

RAVA 5 ADVANTAGE WITH TEN-YEAR SURRENDER CHARGE SCHEDULE



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             0.85%

ROPP Death Benefit                                                                 1.20

MAV Death Benefit                                                                  1.10

5-year MAV Death Benefit                                                           0.95



RAVA 5 ADVANTAGE WITH SEVEN-YEAR SURRENDER CHARGE



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             0.95%

ROPP Death Benefit                                                                 1.30

MAV Death Benefit                                                                  1.20

5-year MAV Death Benefit                                                           1.05



RAVA 5 SELECT



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             1.20%

ROPP Death Benefit                                                                 1.55

MAV Death Benefit                                                                  1.45

5-year MAV Death Benefit                                                           1.30



RAVA 5 ACCESS



                                                                               MORTALITY AND
                                                                             EXPENSE RISK FEE

Standard Death Benefit                                                             1.35%

ROPP Death Benefit                                                                 1.70

MAV Death Benefit                                                                  1.60

5-year MAV Death Benefit                                                           1.45




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 9

OTHER ANNUAL EXPENSES
OPTIONAL LIVING BENEFITS

If eligible, you may select one of the following optional living benefits. The optional living benefits require participation in the PN program. The fees apply only if you select one of these benefits.




ACCUMULATION PROTECTOR BENEFIT(R) (APB(R)) RIDER FEE              MAXIMUM: 1.75%          CURRENT: 1.75%(1)
(NOT AVAILABLE FOR CONTRACT APPLICATIONS SIGNED ON OR AFTER
  FEB. 27, 2012)



(Charged annually on the contract anniversary as a percentage of contract value or the minimum contract accumulation value, whichever is greater.)


(1) For contract applications signed prior to Oct. 4, 2010, the current fee is 1.25% and for contract applications signed Oct. 4, 2010 through Nov. 13, 2011, the current fee is 1.50%.





SECURESOURCE STAGES NY(SM) - SINGLE LIFE RIDER FEE                MAXIMUM: 1.75%          CURRENT: 1.50%(1)

SECURESOURCE STAGES NY(SM) - JOINT LIFE RIDER FEE                 MAXIMUM: 1.75%          CURRENT: 1.50%(1)



(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)


(1) For contract applications signed prior to Nov. 14, 2011, the current charge for SecureSource Stages NY - Single life rider and SecureSource Stages
    NY - Joint life rider is 1.00% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012 the current charge for SecureSource Stages
    NY - Single life rider and SecureSource Stages NY - Joint life rider is
    1.15%.


ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2011, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN EACH FUND'S PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.16%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Alliance Bernstein VPS Large Cap Growth Portfolio (Class B)      0.75%      0.25%    0.09%           --%          1.09%


American Century VP Value, Class II                              0.88       0.25       --            --           1.13


BlackRock Global Allocation V.I. Fund (Class III)                0.64       0.25     0.26          0.02           1.17(1)


Columbia Variable Portfolio - Balanced Fund (Class 3)            0.64       0.13     0.16            --           0.93(2)


Columbia Variable Portfolio - Cash Management Fund (Class        0.33       0.25     0.14            --           0.72(2)
2)


Columbia Variable Portfolio - Diversified Bond Fund (Class       0.41       0.25     0.13            --           0.79
2)


Columbia Variable Portfolio - Diversified Equity Income          0.57       0.25     0.13            --           0.95
Fund (Class 2)


Columbia Variable Portfolio - Dynamic Equity Fund (Class 2)      0.66       0.25     0.16          0.01           1.08


Columbia Variable Portfolio - Emerging Markets Opportunity       1.07       0 25     0.25            --           1.57(2)
Fund (Class 2)


Columbia Variable Portfolio - Global Bond Fund (Class 2)         0.55       0.25     0.16            --           0.96


Columbia Variable Portfolio - Global Inflation Protected         0.42       0.25     0.14            --           0.81
Securities Fund (Class 2)


Columbia Variable Portfolio - High Income Fund (Class 2)         0.63       0.25     0.15            --           1.03(2),(3)


Columbia Variable Portfolio - High Yield Bond Fund (Class        0.58       0.25     0.17            --           1.00(2)
2)




--------------------------------------------------------------------------------
 10 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS* (CONTINUED)


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Columbia Variable Portfolio - Income Opportunities Fund          0.57%      0.25%    0.14%           --%          0.96%
(Class 2)


Columbia Variable Portfolio - International Opportunity          0.79       0.25     0.21            --           1.25
Fund (Class 2)


Columbia Variable Portfolio - Large Cap Growth Fund (Class       0.71       0.25     0.17            --           1.13(2)
2)


Columbia Variable Portfolio - Limited Duration Credit Fund       0.46       0.25     0.13            --           0.84(2)
(Class 2)


Columbia Variable Portfolio - Marsico International              1.02       0.25     0.20            --           1.47(2),(3)
Opportunities Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Growth Opportunity         0.76       0.25     0.17            --           1.18(2)
Fund (Class 2)


Columbia Variable Portfolio - Mid Cap Value Opportunity          0.74       0.25     0.14            --           1.13
Fund (Class 2)


Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)       0.10       0.13     0.27            --           0.50


Columbia Variable Portfolio - Select Large-Cap Value Fund        0.71       0.25     0.26            --           1.22(2)
(Class 2)


Columbia Variable Portfolio - Select Smaller-Cap Value Fund      0.79       0.25     0.19            --           1 23(2)
(Class 2)


Columbia Variable Portfolio - Short Duration U.S.                0.36       0.25     0.15            --           0.76
Government Fund (Class 2)


Columbia Variable Portfolio - Strategic income Fund (Class       0.60       0.25     0.07            --           0.92(4)
2)


DWS Alternative Asset Allocation VIP, Class B                    0.27       0.25     0.34          1.30           2.16(5)


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.09            --           0.90


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.10            --           0.91


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.50       0.25     0.16          0.01           0.92


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98


Janus Aspen Series Janus Portfolio Service Shares                0.56       0.25     0 07            --           0.88


Janus Aspen Series Moderate Allocation Portfolio Service         0.05       0.25     0.47          0.73           1 50(6)
Shares


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.30            --           1.40(7)
Shares


Neuberger Burman Advisers Management Trust Socially              0.85       0.25     0.21            --           1.31(8)
Responsive Portfolio (Class S)


Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.13            --           1.01


Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA,             0.69       0.25     0.14            --           1.08(9)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.74           1.42(10)


PIMCO VIT Global Multi-Asset Portfolio, Advisor Class            0.95       0.25       --          0.51           1.71(11)


Variable Portfolio - Aggressive Portfolio (Class 2)                --       0.25     0.02          0.79           1.06


Variable Portfolio - American Century Diversified Bond Fund      0.46       0.25     0.13            --           0.84
(Class 2)


Variable Portfolio - American Century Growth Fund (Class 2)      0.63       0.25     0.12            --           1.00


Variable Portfolio - Columbia Wanger International Equities      0.92       0 25     0.21            --           1.38(12)
Fund (Class 2)


Variable Portfolio - Columbia Wanger U S Equities Fund           0.86       0.25     0.14            --           1.25(12)
(Class 2)


Variable Portfolio - Conservative Portfolio (Class 2)              --       0.25     0.02          0.61           0.88


Variable Portfolio - Davis New York Venture Fund (Class 2)       0.71       0.25     0.13            --           1.09(12)


Variable Portfolio - DFA International Value Fund (Class 2)      0.84       0.25     0.17            --           1.26(12)


Variable Portfolio - Eaton Vance Floating-Rate Income Fund       0.63       0.25     0.16            --           1.04(12)
(Class 2)


Variable Portfolio - Goldman Sachs Mid Cap Value Fund            0.77       0.25     0.13            --           1.15(12)
{Class 2)


Variable Portfolio - Invesco International Grown Fund            0.83       0.25     0.16            --           1.24
(Class 2)


Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2)        0.47       0.25     0 13            --           0.85


Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)      0.75       0.25     0.13            --           1.13(12)


Variable Portfolio - Marsico Growth Fund (Class 2)               0.63       0.25     0.13            --           1.01


Variable Portfolio - MFS Value Fund (Class 2)                    0.63       0.25     0.12            --           1.00


Variable Portfolio - Moderate Portfolio (Class 2)                  --       0.25     0.02          0.71           0.98


Variable Portfolio - Moderately Aggressive Portfolio (Class        --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderately Conservative Portfolio             --       0.25     0.02          0.66           0.93
(Class 2)




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 5 ADVANTAGE, RAVA 5 SELECT AND RAVA 5 ACCESS* (CONTINUED)


(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                         FUND NAME**                             FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - Morgan Stanley Global Real Estate Fund      0.85%      0.25%    0.16%           --%          1.26%((12))
(Class 2)


Variable Portfolio - NFJ Dividend Value Fund Class 2)            0.63       0.25     0.12            --           1.00


Variable Portfolio - Nuveen Winslow Large Cap Growth Fund        0.63       0.25     0.12            --           1.00
(Class 2)


Variable Portfolio - Partners Small Cap Growth Fund (Class       0.87       0.25     0.16            --           1.28(12)
2)


Variable Portfolio - Partners Small Cap Value Fund (Class        0.91       0.25     0.15          0.02           1.33(12)
2)


Variable Portfolio - PIMCO Mortgage-Backed Securities Fund       0.48       0.25     0.15            --           0.88
(Class 2)


Variable Portfolio - Pyramis(R) International Equity Fund        0.85       0.25     0.17            --           1.27(12)
(Class 2)


Variable Portfolio - Wells Fargo Short Duration Government       0.47       0.25     0.13            --           0.85
Fund (Class 2)


Wells Fargo Advantage VT Opportunity Fund - Class 2              0.65       0.25     0.17            --           1.07(13)


Wells Fargo Advantage VT Small Cap Growth Fund - Class 2         0.75       0.25     0.20          0.01           1.21






    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in the Appendix under "The Funds".


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


  (1)Other expenses have been restated to reflect current fees. The sub-adviser has voluntarily agreed to waive 0.14% of the sub-advisory fee and such voluntary waiver can be reduced or discontinued at any time at the sole and exclusive discretion of the sub-adviser. After fee waivers, net expenses would be 1 03%.


  (2)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.79% for Columbia Variable Portfolio - Balanced Fund (Class 3), 0.71% for Columbia Variable
     Portfolio - Cash Management Fund (Class 2), 1.51% for Columbia Variable Portfolio-Emerging Markets Opportunity Fund (Class 2), 0.97% for Columbia Variable Portfolio - High Income Fund (Class 2), 0.97% for Columbia Variable Portfolio - High Yield Bond Fund (Class 2), 1.04% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 2), 0.78% for Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2), 1.44% for Columbia Variable Portfolio - Marsico International Opportunities Fund (Class 2), 1.13% for Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 2), 1.05% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2) and 1.18% for Columbia Variable
     Portfolio - Select Smaller-Cap Value Fund [Class 2).


  (3)Other expenses have been restated to reflect contractual changes to certain other fees.


  (4)Management fees have been restated to reflect contractual changes to the investment advisory and/or administration fee rates. Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.


  (5)Through September 30, 2012, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at 0.57%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). Effective October 1, 2012 through April 30, 2013. the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 0.62%, excluding certain expanses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.30%). These agreements may only be terminated with the consent of the fund's Board.


  (6)Janus Capital has contractually agreed to waive the Portfolio's total annual fund operating expenses (excluding any applicable performance adjustments to management fees, the distribution and shareholder servicing fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses and extraordinary expenses) to a certain limit until at least May 1, 2013. The contractual waiver may be terminated or modified at any time prior to this date only at the discretion of the Board of Trustees. After fee waivers, net expenses would be 1.37%.


  (7)The Portfolios' Adviser, Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee paid to each Portfolios Distributor. Morgan Stanley Distribution. Inc.), will not exceed 1.15%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


  (8)Neuberger Berman Management LLC ("NBM") has undertaken through Dec. 31, 2014, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio's are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


  (9)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%.


 (10)PIMCO has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expense, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.345%.


 (11)PIMCO has contractually agreed, through May 1, 2013. to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, to the extant the Portfolio's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO


--------------------------------------------------------------------------------
 12 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

     Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. In addition, PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio II Ltd. (the "GMA Subsidiary") to PIMCO. The GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the GMA Subsidiary is in place. After fee waivers, net expenses would be 1.25%.


 (12)Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.25% for Variable
     Portfolio - Columbia Wanger International Equities Fund (Class 2), 1.21% for Variable Portfolio - Columbia Wanger U.S. Equities Fund (Class 2), 1.03% for Variable Portfolio - Davis New York Venture Fund (Class 2), 1.16% for Variable Portfolio - DFA International Value Fund (Class 2), 0.97% for Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2), 1.11% for Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 2), 1.07% for Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2), 1.14% for Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2), 1.22% for Variable Portfolio - Partners Small Cap Growth Fund (Class 2), 1.16% for Variable Portfolio - Partners Small Cap Value Fund (Class 2) and 1.25% for Variable Portfolio - Pyramis(R) International Equity Fund (Class
     2).


 (13)Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's total annual fund operating expenses after fee waiver, excluding certain expenses, at 1.00% After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 13

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional ROPP and Accumulation Protector Benefit or one of the SecureSource Stages NY riders(1),(3). Although your actual costs may be lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 5 ADVANTAGE

With a ten-year
surrender charge
schedule             $1,292      $2,426      $3,368      $5,675           $572       $1,705      $2,827      $5,585

RAVA 5 ADVANTAGE

With a seven-year
surrender charge
schedule              1,212       2,365       3,324       5,667            582        1,734       2,873       5,667

RAVA 5 SELECT         1,237       2,257       2,988       5,868            607        1,806       2,988       5,868

RAVA 5 ACCESS           622       1,849       3,057       5,987            622        1,849       3,057       5,987



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA 5 ADVANTAGE

With a ten-year
surrender charge
schedule              $915       $1,316      $1,489      $2,011           $168        $519       $  889      $1,911

RAVA 5 ADVANTAGE

With a seven-year
surrender charge
schedule               831        1,246       1,443       2,023            179         550          943       2,023

RAVA 5 SELECT          855        1,121       1,074       2,296            204         628        1,074       2,296

RAVA 5 ACCESS          220          675       1,153       2,456            220         675        1,153       2,456



(1) In these examples, the contract administrative charge is $50.
(2) In these examples, the contract administrative charge is $30.
(3) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.


--------------------------------------------------------------------------------
 14 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts in Appendix F.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 15
  program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) or Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds). Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the underlying funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
 16 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers or Columbia Wanger Asset Management. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

THE FIXED ACCOUNT


Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 5 Advantage and RAVA 5 Select, unless the PN program is in effect, you also may allocate purchase payments or transfer contract value to the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See "Making the Most of Your Contract -- Transfer policies".)

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program investment option you select monthly so that, at the end of the Special DCA fixed account term,

--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 17
the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

- for the Special DCA fixed account and the regular fixed account; and

- for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the Special DCA fixed account for a six month term;

- the Special DCA fixed account for a twelve month term;

- the PN program investment option in effect;

- if no PN program investment option is in effect, to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

If you participate in the PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in the PN program while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program investment option in effect, or if no PN program investment option is in effect, in accordance with your investment instructions to us to the regular fixed account, if available, and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT


New contracts as described in this prospectus are not currently being offered. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.



--------------------------------------------------------------------------------
 18 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

When you applied, you may have selected among the following:


- the regular fixed account(1), subaccounts, the special DCA fixed account and/or the optional PN program in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);

- one of the following optional death benefit riders:

  - ROPP Death Benefit;

  - MAV Death Benefit; or

  - 5-Year MAV Death Benefit; and

- one of the following optional living benefit riders that require the use of the PN program:


  - Accumulation Protector Benefit(2); or


  - SecureSource Stages NY.

(1) For RAVA 5 Access contracts, the regular fixed account is not available.

(2) Not available for contract applications signed on or after Feb. 27, 2012.


The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the regular fixed account (if available) and/or to the Special DCA fixed account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term. For RAVA 5 Access contracts, the regular fixed account is not available. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see "Buying Your Contract -- Purchase Payments"). Then, to begin the scheduled payment plan, you will complete and send a form and your first scheduled payment plan payment along with your application. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.

THE ANNUITIZATION START DATE
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

- no earlier than 13 months after the contract's effective date; and no later than

- the owner's 95th birthday or the tenth contract anniversary, if later,

- or such other date as agreed to by us.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 19

Six months prior to your annuitization date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract's default option of annuity payout Plan B -- Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

Please see "SecureSource Stages NY -- Other Provisions" section regarding options under this rider at the annuitization start date.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource Stages NY - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

MINIMUM INITIAL PURCHASE PAYMENTS

                                                                      RAVA 5      RAVA 5     RAVA 5
                                                                    ADVANTAGE     SELECT     ACCESS
                                                                    ---------    -------    -------
QUALIFIED ANNUITIES..............................................     $1,000     $ 2,000    $ 2,000
NONQUALIFIED ANNUITIES...........................................     $2,000     $10,000    $10,000



MINIMUM ADDITIONAL PURCHASE PAYMENTS

  $50


MAXIMUM TOTAL PURCHASE PAYMENTS* (without corporate office approval) based on your age on the effective date of the payment:

For the first year and total:
  through age 85.............................................................   $1,000,000
  for ages 86 to 90..........................................................   $  100,000
  age 91 or older............................................................   $        0
For each subsequent year:
  through age 85.............................................................   $  100,000
  for ages 86 to 90..........................................................   $   50,000
  age 91 or older............................................................   $        0


* These limits apply in total to all RiverSource Life of NY annuities you own unless a higher amount applies to your contract. For qualified annuities the Code's limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider

Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the waiting period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.


--------------------------------------------------------------------------------
 20 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Additional purchase payment restrictions for the SecureSource Stages NY




The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000.



For contract applications signed on or after Feb. 27, 2012, these restrictions are being waived until further notice.



For contract applications signed prior to Feb. 27, 2012, we are waiving only the $100,000 total additional purchase payment restriction until further notice.



The riders also prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the ALP.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up a bank authorization.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 21

The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.

RAVA 5 ADVANTAGE WITH TEN-YEAR SURRENDER CHARGE SCHEDULE


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            0.85%

ROPP Death Benefit(1)                                                             1.20

MAV Death Benefit                                                                 1.10

5-year MAV Death Benefit                                                          0.95



RAVA 5 ADVANTAGE WITH SEVEN-YEAR SURRENDER CHARGE


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            0.95%

ROPP Death Benefit(1)                                                             1.30

MAV Death Benefit                                                                 1.20

5-year MAV Death Benefit                                                          1.05


RAVA 5 SELECT


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            1.20%

ROPP Death Benefit(1)                                                             1.55

MAV Death Benefit                                                                 1.45

5-year MAV Death Benefit                                                          1.30


RAVA 5 ACCESS


                                                                              MORTALITY AND
                                                                            EXPENSE RISK FEE

Standard Death Benefit                                                            1.35%

ROPP Death Benefit(1)                                                             1.70

MAV Death Benefit                                                                 1.60

5-year MAV Death Benefit                                                          1.45


(1) Only available for purchase as an optional rider for ages 80 or older on the rider effective date.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.


--------------------------------------------------------------------------------
 22 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

SURRENDER CHARGE
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.

If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.

You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource Stages NY rider:

CONTRACT WITHOUT SECURESOURCE STAGES NY RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year; or

- current contract earnings.

During the first contract year, the FA is the greater of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.

CONTRACT WITH SECURESOURCE STAGES NY RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

During the first contract year, the FA is the greatest of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 5 ADVANTAGE:

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1. First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.

2. Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3. Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see "Expense Summary"), and then adding the total surrender charges.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 23

SURRENDER CHARGE UNDER RAVA 5 SELECT:

A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.

1. First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

SURRENDER CHARGE UNDER RAVA 5 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge will equal the amount you request.

For an example, see Appendix B.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders each year that represent the total free amount for that year;

- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;

  - amounts applied to an annuity payment plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

  - surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

  - amounts we refund to you during the free look period; and

  - death benefits.

  CONTINGENT EVENTS

  - Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

  - Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment return is 3.5% and 6.67% if the assumed investment return is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans".)


--------------------------------------------------------------------------------
 24 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

OPTIONAL LIVING BENEFIT CHARGES

SECURESOURCE STAGES NY RIDER CHARGE

We deduct an annual charge for this optional feature only if you select it. If selected, we deduct an annual charge of 1.50%(1) for SecureSource Stages
NY - Single Life rider or SecureSource Stages NY - Single Life rider.



(1) For contract applications signed prior to Nov. 14, 2011, the current charge for SecureSource Stages NY - Single life rider and SecureSource Stages
    NY - Joint life rider is 1.00% and for contract applications signed Nov. 14, 2011 through Feb. 26, 2012 the current charge for SecureSource Stages
    NY - Single life rider and SecureSource Stages NY - Joint life rider is
    1.15%.


The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the SecureSource Stages NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages NY rider fee does not vary with the PN program investment options selected ; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages NY - Single Life and SecureSource Stages NY - Joint Life rider fee will not exceed a maximum charge of 1.75%.

The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

      (ii)  any ability to make additional purchase payments,

      (iii) any future rider credits, and the credit base (CB) will be permanently reset to zero,

      (iv) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

      (v) the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2. Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 25

If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the annuitization start date.

ACCUMULATION PROTECTOR BENEFIT RIDER CHARGE

We deduct an annual charge for this optional feature only if you select it.(1) If selected, we deduct an annual charge of 1.75%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary. We prorate this fee among the variable subaccounts in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the waiting period. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.


Currently, the Accumulation Protector Benefit rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 1.75%.

We may increase the rider fee at our discretion and on a nondiscriminatory basis, independent of the fee in effect for new sales.

We will not change the Accumulation Protector Benefit rider fee in effect on your contract after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option after we have exercised our rights to increase the rider fee or vary the rider fee for each investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the benefit date or after the annuitization start date.


(1) Accumulation Protector Benefit rider is not available for contract applications signed on or after Feb. 27, 2012.



(2) For contract applications signed prior to Oct. 4, 2010, the current fee is 1.25% and for contract applications signed Oct. 4, 2010 through Nov. 13, 2011, the current fee is 1.50%.


FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- the sum of your purchase payments allocated to the regular fixed account and Special DCA fixed account and transfer amounts to the regular fixed accounts;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).


--------------------------------------------------------------------------------
 26 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways - in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the optional benefits you have selected:

- the Accumulation Protector Benefit rider fee; or

- the SecureSource Stages NY rider fee.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 27

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account (if available) to one or more subaccounts. You may not set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number of                               AMOUNT     ACCUMULATION     OF UNITS
dollars each month ...                              MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67
per unit market price is low                         May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high                                 Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the Special DCA fixed account. See the "Special DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Program" below).

As long as you are not participating in the PN program, asset rebalancing is available for use with the Special DCA fixed account (see "Special DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account, as you may choose.


--------------------------------------------------------------------------------
 28 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
Under the PN program for living benefit riders your contract value is currently allocated to one of five investment options each of which is a fund of funds which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective ("Portfolio Navigator funds"). The PN program is available for nonqualified annuities and for qualified annuities.

You are required to participate in the PN program if your contract includes an optional Accumulation Protector Benefit rider or SecureSource Stages NY rider. If your contract does not include one of these riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds without being the PN program. You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

THE PORTFOLIO NAVIGATOR FUNDS. Each of the Portfolio Navigator funds is a fund of funds with the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser of each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser of each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your contract value under the PN program. Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees.

Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see funds of funds prospectus.

PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your financial advisor can help you make this determination, although his or her assistance is not offered in connection with an investment advisory agreement specific to the PN program. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the fund of funds you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your selection of a specific investment option, or your decision to change to a different investment option.

Currently, there are five Portfolio Navigator funds, ranging from conservative to aggressive. You may not use more than one Portfolio Navigator fund at a time.

If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment option you have chosen.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 29

You may request a change to your fund of funds up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional Accumulation Protector Benefit or SecureSource Stages NY rider and you make such a change, we may charge you a higher fee for your rider. (See "Charges -- Optional Living Benefit Charges")If your contract includes SecureSource Stages NY rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Making the Most of Your Contract -- Transferring Among
Accounts -- Market Timing"). If your contract includes the SecureSource Stages NY rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment;

- cancel required participation in the program after 30 days written notice; and

- discontinue the PN program after 30 days written notice.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By investing in a fund of funds, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.

LIVING BENEFITS REQUIRING PARTICIPATION IN THE PN PROGRAM:


- ACCUMULATION PROTECTOR BENEFIT RIDER (NOT AVAILABLE FOR CONTRACT APPLICATIONS SIGNED ON OR AFTER FEB. 27, 2012): You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the investment options. You cannot select the aggressive investment option as your investment option, or transfer to the aggressive investment option while the rider is in effect. The Accumulation Protector Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the investment options, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.


- SECURESOURCE STAGES NY RIDER: The SecureSource Stages NY rider requires that your contract value be invested in one of the investment options for the life of the contract. We reserve the right to limit the number of investment options from which you can select based on the dollar amount of purchase payments you make. There is no minimum number of investment options that must be offered in connection with the SecureSource Stages NY rider. Currently the limitation is five, each a fund of funds, from which you may select one. Because you cannot terminate the SecureSource Stages NY rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the PN program investment options. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE STAGES NY RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

You may transfer contract value from any one subaccount or the regular fixed account, if available, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 5 Access contracts, the regular fixed account is not available. You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.

The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


--------------------------------------------------------------------------------
 30 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FOR RAVA 5 ADVANTAGE AND RAVA 5 SELECT

- Before the annuitization start date, you may transfer contract values between the subaccounts or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term, you may not make a transfer from any subaccount back to the regular fixed account for six months following that transfer, partial surrender or termination.


- You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account with 30 days written notice, if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers to the regular fixed account, you will be notified in writing, signed by an officer of the company. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1), or $10,000 whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. We reserve the right to change the percentage allowed to be transferred from the regular fixed account with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. In addition, if we waive any restrictions on transfers from the regular fixed account, you will be notified in writing, signed by an officer of the company.


- You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program investment option in effect. (See "Special DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

(1) All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

FOR RAVA 5 ACCESS

- Before the annuitization start date, you may transfer contract values between the subaccounts at any time.

- You may not make a transfer to the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program investment option in effect. (See "Special DCA Fixed Account.")

- After the annuitization start date, you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of the Special DCA fixed account.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 31

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market

--------------------------------------------------------------------------------
 32 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:  Contract value or entire account balance

   * Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or regular fixed account (if available) or automated partial surrenders from the regular fixed account (if available), Special DCA fixed account or the subaccounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- If the PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see "Special DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Program").

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 33

- If you have a SecureSource Stages NY rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT

Transfers or surrenders:  $50

MAXIMUM AMOUNT

Transfers or surrenders: None (except for automated transfers from the regular fixed account)

 3 BY TELEPHONE

Call:

518-869-8613


MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance

Surrenders:               $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see "Charges") and federal income taxes and penalties. State and local income taxes may also apply. (see "Taxes") You cannot make surrenders after the annuitization start date except under Plan E (see "The Annuity Payout
Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the SecureSource Stages NY rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the SecureSource Stages NY rider, your benefits under the rider will be reduced (see "Optional Benefits"). Any partial surrender request that exceeds the amount allowed under the rider(s) and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.

In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after a partial surrender is $500.

(1) If you elected the SecureSource Stages NY or Accumulation Protector Benefit rider, you do not have the option to request from which account to surrender.


--------------------------------------------------------------------------------
 34 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE:  We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

CHANGING THE ANNUITANT

If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

The death benefit may change due to a change of ownership.

- If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

- If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 35

- If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.

- The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see "Benefits in the Case of Death").

- If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see
  "Charges -- Mortality and Expense Risk Fee").

The Accumulation Protector Benefit rider will continue upon change of ownership. For the SecureSource Stages NY - Single Life rider, the rider will terminate if there is a change of ownership unless (1) the new owner assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change. (See "Optional Benefits.")

The SecureSource Stages NY - Joint Life rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust).

If we waive our right to terminate the rider for any types of assignments or change of ownership, you will be notified in writing, signed by an officer of the company.

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

For RAVA5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Benefits" and "Benefits in the Case of Death -- Standard Death Benefit"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no

--------------------------------------------------------------------------------
 36 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Benefits", "Optional Death Benefits" and "Benefits in the Case of
  Death -- Standard Death Benefit"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee"). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource Stages NY rider will terminate.

  If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

  If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the contract value after any rider charges have been deducted from the variable account; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after the day on which all documents have been received that prove your death has occurred; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value after any rider charges have been deducted; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.

In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT


We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date while this contract is in force. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.


If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:

- contract value after any rider charges have been deducted; or

- the Return of Purchase Payments (ROPP) value.


If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the contract value after any rider charges have been deducted.


HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE STANDARD DEATH BENEFIT AND OPTIONAL DEATH BENEFITS:

ROPP VALUE: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 37

ADJUSTED PARTIAL SURRENDERS

     PS X DB
     -------
        CV


       PS = the amount by which the contract value is reduced as a result of the partial surrender.

       DB = the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.

       CV = the contract value on the date of (but prior to) the partial surrender.


COVERED LIFE CHANGE: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.

After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

For example of standard death benefit calculation, please see Appendix C.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL DEATH BENEFITS
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:

- ROPP Death Benefit;

- MAV Death Benefit; and

- 5- Year MAV Death Benefit.

If you are age 75 or younger at contract issue, you can elect the 5-Year MAV or MAV optional death benefits. If you are age 76-79 at contract issue, you can elect MAV optional death benefit. If you are age 80 or older at contract issue, then you may elect the ROPP Death Benefit. ROPP is included in the Standard Death Benefit if you are age 79 or younger at contract issue.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see "Changing Ownership") or continuation of the contract by the spouse under the spousal continuation provision.

The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.

IF YOU ARE AGE 80 OR OLDER AT CONTRACT ISSUE, YOU MAY SELECT THE ROPP DEATH BENEFIT DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. BE SURE TO DISCUSS WITH YOUR FINANCIAL ADVISOR WHETHER OR NOT THIS DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted, or

2. the ROPP Value as described above.


--------------------------------------------------------------------------------
 38 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.

AS DESCRIBED BELOW, IF YOU ARE AGE 75 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT EITHER THE MAV DEATH BENEFIT OR THE 5-YEAR MAV DEATH BENEFIT AT THE TIME YOU PURCHASE YOUR CONTRACT. IF YOU ARE AGE 76-79 AT CONTRACT ISSUE, YOU MAY SELECT THE MAV DEATH BENEFIT. THE MAV DEATH BENEFIT DOES NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND THE 5-YEAR MAV DEATH BENEFIT DOES NOT PROVIDE ANY ADDITIONAL BENEFITS BEFORE THE FIFTH CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR FINANCIAL ADVISOR WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the MAV.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 80 or older when the contract was continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.

After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

  (a) the contract value after any rider charges have been deducted, or

  (b) the MAV on that date, but prior to the reset.

If any owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.

5-YEAR MAXIMUM ANNIVERSARY VALUE (5-YEAR MAV) DEATH BENEFIT
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. the contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the 5-year MAV.

The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 39

After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

  (a) the contract value after any rider charges have been deducted, or

  (b) the 5-Year MAV on that date, but prior to the reset.

If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.

OPTIONAL LIVING BENEFITS
SECURESOURCE STAGES NY RIDERS
The SecureSource Stages NY rider is an optional benefit that you can add to your contract for an additional charge. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. Additionally, this benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.

The SecureSource Stages NY rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime. This rider may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed in order to receive the full benefits of the rider.

Your benefits under the rider can be reduced if any of the following occurs:

- If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

- If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund.

The SecureSource Stages NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.

As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.


Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.


Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages NY riders available under your contract:

- SecureSource Stages NY  -- Single Life

- SecureSource Stages NY  -- Joint Life

The information in this section applies to both SecureSource Stages NY riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages NY -- Single Life rider covers one person. The SecureSource Stages NY -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages NY
-- Single Life rider or the SecureSource Stages NY -- Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages NY rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you are 85 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 85 or younger on the date the contract is issued.


--------------------------------------------------------------------------------
 40 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The SecureSource Stages NY riders are not available under an inherited qualified annuity.

The SecureSource Stages NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

- SINGLE LIFE: death (see "At Death" heading below).

- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).

KEY TERMS
The key terms associated with the SecureSource Stages NY rider are:

AGE BANDS: Each age band is associated with a lifetime payment percentage. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band.

ANNUAL STEP-UP: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn or annuitized and is not payable as a death benefit.

CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

EXCESS WITHDRAWAL: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.

EXCESS WITHDRAWAL PROCESSING: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment.

PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

RIDER CREDIT: an amount that can be added to the benefit base for up to ten years based on a rider credit percentage of 8% for the first credit and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Rider credits are available for a ten year rider credit period as follows: If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary. If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

IMPORTANT SECURESOURCE STAGES NY RIDER CONSIDERATIONS
You should consider whether a SecureSource Stages NY rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners
  -- when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 41

  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. Any withdrawals in the first 10 years (and later, depending on the issue age) will terminate the rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider will be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option classification if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:

  1. the BB and PBG, will be reset to the contract value, if less than their current amount; and

  2. the ALP and RALP, if available, will be recalculated.

You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Stages NY rider may not be cancelled (except as provided under "Rider Termination" heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource Stages NY
  -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages NY -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

  For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.


--------------------------------------------------------------------------------
 42 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  If you select the SecureSource Stages NY -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

  INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.


- TREATMENT OF CIVIL UNIONS AND DOMESTIC PARTNERS: The Federal Defense of Marriage Act ("DOMA") does not recognize same-sex marriages or civil unions, even if permitted under applicable state law. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law and for purposes of this rider, but whose marriage is not recognized under DOMA, will be required to take distributions from the contract in the manner applicable to non-spouse beneficiaries. In some circumstances, these required distributions could substantially reduce or eliminate the value of the rider. See "Taxes -- Other -- Spousal status."


LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: younger covered spouse) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50.

JOINT LIFE: The ALP is established on the earliest of the following dates:

- The rider effective date if the younger covered spouse has already reached age 50.

- The date the younger covered spouse's attained age equals age 50.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 43

- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment.

For Age band:

Single Life

- 50-58, percentage is 4%.

- 59-69, percentage is 5%.

- 70-79, percentage is 5.5%.

- 80 and older, percentage is 6%.

Joint Life

- 50-58, percentage is 3.5%.

- 59-69, percentage is 4.5%.

- 70-79, percentage is 5%.

- 80 and older, percentage is 5.5%.

The age band for the lifetime payment percentage is determined at the following times:

- When the ALP is established: The age band for the lifetime payment percentage is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouse's attained age).

- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouses subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)

- Upon annual step-ups. (see "Annual Step-Ups" below).

- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage.

In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.

DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values benefit base (BB), credit base (CB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:

- On the contract date: The CB, BB and PBG are set equal to the initial purchase payment.

When an additional purchase payment is made: If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.

Whenever a withdrawal is taken:

  (a) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.


--------------------------------------------------------------------------------
 44 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  (b) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the adjustment amount and the PBG will be reduced by the greater of the amount of the withdrawal or the adjustment amount but it will not be less than zero. The adjustment amount is calculated as follows:

G X H
-----  where:
  I



       G = the amount the contract value is reduced by the withdrawal

       H = the BB or PBG (as applicable) on the date of (but prior to) the withdrawal

       I = the contract value on the date of (but prior to) the withdrawal.

  (c) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

  The PBG will be reset to the lesser of:

  (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

  (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

A X B
-----  where:
  C



       A = the amount of the withdrawal minus the RALP

       B = the PBG minus the RALP on the date of (but prior to) the withdrawal

       C = the contract value on the date of (but prior to) the withdrawal minus the RALP

  The BB will be reduced by an amount as calculated below:

D X E
-----  where:
  F



       D = the amount of the withdrawal minus the RALP

       E = the BB on the date of (but prior to) the withdrawal

       F = the contract value on the date of (but prior to) the withdrawal minus the RALP.

RIDER ANNIVERSARY PROCESSING: The following describes how the BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

- RIDER CREDITS: If you did not take any withdrawals (including not taking withdrawals before rider credits are available) and you did not decline any rider fee increase, rider credits are available for a ten year period as follows:

  - If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary.

  - If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61.

  If the first rider credit is received on the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. If the first rider credit is received on any other anniversary, the rider credit equals the CB as of the prior anniversary multiplied by 8%. On any subsequent rider credit dates, the rider credit equals the CB as of the prior anniversary multiplied by 6%. If the first rider credit is received on the first anniversary, the BB will be set to the greater of the current BB, or the BB 180 days following the contract date, increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. For rider credits received on any other anniversary, the BB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the last rider credit date, after any adjustment to the BB, and there will be no additional rider credits.

ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any annual rider fee increase, future annual step-ups will no longer be available.

The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 45

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

- The annual lifetime payment is established;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. See Appendix E for additional information.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages NY -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages NY -- Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline a rider fee increase, a step-up may be available at the time of spousal continuation. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR SURRENDER: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

  In either case above:

  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

  - We will no longer accept additional purchase payments.

  - No more charges will be collected for the rider.

  - The current ALP is fixed for as long as payments are made.

  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.


--------------------------------------------------------------------------------
 46 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

AT DEATH:

SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

- elect to take the death benefit under the terms of the contract, or

- elect to take the principal back guarantee available under this rider, or

- continue the contract and the SecureSource Stages NY -- Joint Life rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

- If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

- If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band

- will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

- After the date of death, there will be no additional rider credits or annual step-ups.

- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

If the PBG equals zero, the benefit terminates. No further payments are made.

CONTRACT OWNERSHIP CHANGES AND ASSIGNMENTS:

SINGLE LIFE: The rider will terminate if there is an assignment or a change of ownership unless (1) the new owner or assignee assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change.

JOINT LIFE: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust).

If we waive our right to terminate the rider for any types of assignments or change of ownership other than as specified above, you will be notified in writing, signed by an officer of the company.

ANNUITY PROVISIONS: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages NY rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource Stages NY rider cannot be terminated either by you or us except as follows:

- The rider will terminate if there are certain changes of ownership. (See "Contract Ownership Changes and Assignments" above).

- SINGLE LIFE: after the death benefit is payable, the rider will terminate.

- SINGLE LIFE: spousal continuation will terminate the rider.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 47

- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

- On the annuitization start date, the rider will terminate.

- You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges -- SecureSource Stages NY rider fee").

- When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

- Termination of the contract for any reason will terminate the rider.

For an example, see Appendix D.

ACCUMULATION PROTECTOR BENEFIT RIDER

PLEASE NOTE THAT THIS RIDER IS NOT AVAILABLE FOR SALE FOR CONTRACT APPLICATIONS SIGNED ON OR AFTER FEB. 27, 2012. The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.


If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. After the waiting period, you have the following options:

- Continue your contract;

- Take partial surrenders or make a full surrender; or

- Annuitize your contract.

The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages NY rider.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the investment option you have chosen. (See "Making the Most of Your
  Contract -- Portfolio Navigator Program.");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. Additional purchase payments are limited to $100,000. (see "Additional Purchase Payments with Elective Step Up" below) If we waive any restrictions on additional purchase payments, you will be notified in writing signed by an officer of the company;

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your

--------------------------------------------------------------------------------
 48 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and

- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years. (see "Waiting Period" below).

Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

  (a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

  (b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

The waiting period can restart on the latest contract anniversary if you change your investment option, resulting in a rider fee increase of more than 0.20 percentage points, and the remaining waiting period before the change was less than three years.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

  1. 80% of the contract value on the contract anniversary; or

  2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total charge for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

We may increase the fee for your rider (see "Charges -- Accumulation Protector Benefit Rider Charge"). The revised fee would apply to your rider if you exercise the annual elective step up, your MCAV is increased as a result, and the revised fee is higher than your annual rider fee before the elective step up. Elective step ups will also result in a restart of the waiting period as of the most recent contract anniversary.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 49

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

CHANGE OF OWNERSHIP OR ASSIGNMENT

A change of ownership or assignment to an institutional investor, settlement company, or other non-natural owner who is not holding for the sole benefit of the original owner will terminate the rider. If we waive our right to terminate the rider for any type of assignments or ownership changes as specified above, you will be notified in writing, signed by an officer of the company.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

The rider will terminate before the benefit date without paying a benefit on the date:

- you take a full surrender;

- on the annuitization start date; or

- the contract terminates as a result of the death benefit being paid; or

- when a beneficiary elects an alternative payment plan which is an inherited
  IRA.

The rider will terminate on the benefit date.

For an example, see Appendix D.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under annuity payout Plan E (See Charges
-- Surrender charge under Annuity Payout Plan E").

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date, after any rider charges have been deducted (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax deferred basis. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account is not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts on the annuitization start date.


--------------------------------------------------------------------------------
 50 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:


- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that the annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5% (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 51

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages NY rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider's payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (JOINT LIFE: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

You must select a payout plan as of the annuitization start date set forth in your contract.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payments guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan, to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the new partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


--------------------------------------------------------------------------------
 52 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").



MEDICARE CONTRIBUTION TAX: Effective for taxable years beginning on or after January 1, 2013, certain high-income individuals (as well as estates and trusts) will be subject to a new 3.8% Medicare contribution tax (as an addition to income taxes). For individuals, the 3.8% tax will apply to the lesser of (1) the amount by which the taxpayer's modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer's "net investment income." Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.



ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income will generally remain tax-deferred until surrendered or paid out.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of the nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for or full consideration. Please consult your tax advisor for further details.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer of one policy or contract for another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a or qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there are may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 53
the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.




For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following an exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange. Different IRS limitations on surrenders apply to partial exchanges completed prior to October 24, 2011.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRASs) are subject to special required minimum distribution rules.

WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.



The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.



Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.



--------------------------------------------------------------------------------
 54 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);



- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See also "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or income state taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.



--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 55

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


SPOUSAL STATUS: Under the Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable Federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current Federal law, if you are in the civil union or you are contemplating a civil union or same-sex marriage, you should note that the favorable tax treatment afforded under Federal law would not be available to the same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser.


VOTING RIGHTS
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


--------------------------------------------------------------------------------
 56 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

- marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

- providing service to contract owners; and

- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 57

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS
- The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry wide investigation of unclaimed property and escheatment practices and procedures, RiverSource Life of NY is responding to a request for information from the New York insurance regulator which was sent to all life insurers conducting business in New York.



RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



--------------------------------------------------------------------------------
 58 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX A: THE FUNDS

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

BlackRock Global   Seeks high total investment return.          BlackRock Advisors, LLC,
Allocation V.I.                                                 adviser; BlackRock
Fund (Class III)                                                Investment Management,
                                                                LLC and BlackRock
                                                                International Limited,
                                                                sub-advisers.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 2)                                                       International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks total return, consisting of a high     Columbia Management
Portfolio - High   level of income and capital appreciation.    Investment Advisers, LLC
Income Fund
(Class 2)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 59

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 2)
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
                                                                Threadneedle
Opportunity Fund                                                International Limited,
(Class 2)                                                       an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks level of current income consistent     Columbia Management
Portfolio - Limi-  with preservation of capital.                Investment Advisers, LLC
ted Duration
Credit Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico International                                               LLC, adviser; Marsico
Opportunities                                                   Capital Management, LLC,
Fund (Class 2)                                                  subadviser.
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller- Cap
Value Fund (Class
2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 2)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Stra-  capital growth as a secondary objective.     Investment Advisers, LLC
tegic Income Fund
(Class 2)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 60 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
DWS Alternative    Seeks capital appreciation                   Deutsche Investment
Asset Allocation                                                Management Americas
VIP, Class B                                                    Inc., adviser; QS
                                                                Investors, LLC and RREEF
                                                                America L.L.C. sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         FMR Co., Inc. (FMRC) and
                   recognized by the public. Invests in either  other investment
                   "growth" stocks or "value" stocks or both.   advisers serve as sub-
                   The fund invests in domestic and foreign     advisers for the fund.
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class 2    Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   FMR Co., Inc. (FMRC) and
                   capitalizations. May invest in companies     other investment
                   with smaller or larger market                advisers serve as sub-
                   capitalizations. Invests in domestic and     advisers for the fund.
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities Fund    assets in investments of small
 - Class 2         capitalization companies.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Janus                                                    LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks the highest return over time           Janus Capital Management
Series Moderate    consistent with an emphasis on growth of     LLC
Allocation         capital and income.
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS(R) Investment
Series - Service                                                Management
Class
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in securities of         Management LLC
Management Trust   companies that meet the Fund's financial
Socially           criteria and social policy.
Responsive
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation by      OppenheimerFunds, Inc.
Global Securities  investing a substantial portion of its
Fund/VA, Service   assets in securities of foreign issuers,
Shares             "growth-type" companies, cyclical
                   industries and special situations that are
                   considered to have appreciation
                   possibilities.
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small - &
Mid-Cap
Fund(R)/VA,
Service Shares
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 61

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.                       (PIMCO)
Class
----------------------------------------------------------------------------------------

PIMCO VIT Global   Seeks total return which exceeds that of a   Pacific Investment
Multi-Asset        blend of 60% MSCl World Index/40% Barclays   Management Company LLC
Portfolio,         Capital U.S. Aggregate Index.                (PIMCO)
Advisor Class
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of current income.          Columbia Management
Portfolio - Amer-                                               Investment Advisers,
ican Century                                                    LLC, adviser; American
Diversified Bond                                                Century Investment
Fund (Class 2)                                                  Management, Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Amer-                                               Investment Advisers,
ican Century                                                    LLC, adviser; American
Growth Fund                                                     Century Investment
(Class 2)                                                       Management, Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Colu-                                               Investment Advisers,
mbia Wanger                                                     LLC, adviser; Columbia
International                                                   Wanger Asset Management
Equities Fund                                                   LLC, subadviser.
(Class 2)
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Colu-                                               Investment Advisers,
mbia Wanger U.S.                                                LLC, adviser; Columbia
Equities Fund                                                   Wanger Asset Management
(Class 2)                                                       LLC, subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 2)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - DFA                                                 Investment Advisers,
International                                                   LLC, adviser;
Value Fund (Class                                               Dimensional Fund
2) (previously                                                  Advisors, L.P.,
Variable                                                        subadviser.
Portfolio - Al-
lianceBernstein
International
Value Fund (Class
2))
----------------------------------------------------------------------------------------

Variable           Seeks high level of current income.          Columbia Management
Portfolio - Eaton                                               Investment Advisers,
Vance Floating-                                                 LLC, adviser; Eaton
Rate Income Fund                                                Vance Management,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 62 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
2)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Inve-                                               Investment Advisers,
sco International                                               LLC, adviser; Invesco
Growth Fund                                                     Advisers, Inc.,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of current income while     Columbia Management
Portfolio - J.P.   conserving the value of the investment for   Investment Advisers,
Morgan Core Bond   the longest period of time.                  LLC, adviser; J.P.
Fund (Class 2)                                                  Morgan Investment
                                                                Management Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Jenn-                                               Investment Advisers,
ison Mid Cap                                                    LLC, adviser; Jennison
Growth Fund                                                     Associates LLC,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Mars-                                               Investment Advisers,
ico Growth Fund                                                 LLC, adviser; Marsico
(Class 2)                                                       Capital Management, LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - MFS                                                 Investment Advisers,
Value Fund (Class                                               LLC, adviser;
2)                                                              Massachusetts Financial
                                                                Services Company,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks to provide current income and capital  Columbia Management
Portfolio - Morg-  appreciation.                                Investment Advisers,
an Stanley Global                                               LLC, adviser; Morgan
Real Estate Fund                                                Stanley Investment
(Class 2)                                                       Management Inc.,
                                                                subadviser.
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 63

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks to provide long-term growth of         Columbia Management
Portfolio - NFJ    capital and income.                          Investment Advisers,
Dividend Value                                                  LLC, adviser; NFJ
Fund (Class 2)                                                  Investment Group LLC,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Nuve-                                               Investment Advisers,
en Winslow Large                                                LLC, adviser; Winslow
Cap Growth Fund                                                 Capital Management,
(Class 2)                                                       Inc., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; TCW
Growth Fund                                                     Investment Management
(Class 2)                                                       Company, London Company
                                                                of Virginia, doing
                                                                business as The London
                                                                Company and Wells
                                                                Capital Management
                                                                Incorporated,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
2)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Variable           Seeks to provide total return through        Columbia Management
Portfolio - PIMCO  current income and capital appreciation.     Investment Advisers,
Mortgage-Backed                                                 LLC, adviser; Pacific
Securities Fund                                                 Investment Management
(Class 2)                                                       Company LLC, subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Pyra-                                               Investment Advisers,
mis(R)                                                          LLC, adviser; Pyramis
International                                                   Global Advisers, LLC,
Equity Fund                                                     subadviser.
(Class 2)
----------------------------------------------------------------------------------------

Variable           Seeks to provide current income consistent   Columbia Management
Portfolio - Wells  with capital preservation.                   Investment Advisers,
Fargo Short                                                     LLC, adviser; Wells
Duration                                                        Capital Management
Government Fund                                                 Incorporated,
(Class 2)                                                       subadviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 64 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

     PPS   =    PPSC + PPF
     PPSC  =    purchase payments surrendered that could be subject to a surrender charge
           =    (PS - FA) / (CV - FA) x (PP - PPF)
     PPF   =    purchase payments surrendered that are not subject to a surrender charge
           =    FA - contract earnings, but not less than zero
     PP    =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     PS    =    amount the contract value is reduced by the surrender
     FA    =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     CV    =    contract value prior to the surrender


When determining the surrender charge, contract earnings are defined as the contract value less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50.000.00     50.000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 65

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                                                                      PS:    60,000.00     40,000.00

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)
                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    60,000.00     40,000.00
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =    50,000.00     50,000.00

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:    50,000.00     50,000.00
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:    50,000.00     45,800.00
                                 multiplied by the surrender charge rate:       x 7.0%        x 7.0%
                                                                            ----------    ----------
                                                        surrender charge:     3,500.00      3,206.00

STEP 7.   The dollar amount you will receive as a result of your full surrender is determined as:
                                              Contract value surrendered:    60,000.00     40,000.00
                                                        SURRENDER CHARGE:    (3,500.00)    (3,206.00)
                          Contract charge (assessed upon full surrender):       (30.00)       (30.00)
                                                                            ----------    ----------
                                             NET FULL SURRENDER PROCEEDS:   $56,470.00    $36,764.00



PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.


--------------------------------------------------------------------------------
 66 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50,000.00     50,000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                    PS (determined by iterative process described above):    15,376.34     16,062.31

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    15,376.34     16,062.31
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =     5,376.34     19,375.80

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:     5,376.34     19,375.80
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:     5,376.34     15,175.80
                                 multiplied by the surrender charge rate:       x 7.0%        x 7.0%
                                                                            ----------    ----------
                                                        surrender charge:       376.34      1,062.31


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 67

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 7.   The dollar amount you will receive as a result of your partial surrender is determined as:
                                              Contract value surrendered:    15,376.34     16,062.31
                                                        SURRENDER CHARGE:      (376.34)    (1,062.31)
                                                                            ----------    ----------
                                          NET PARTIAL SURRENDER PROCEEDS:   $15,000.00    $15,000.00



FULL SURRENDER CHARGE CALCULATION -- FOUR-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50.000.00     50.000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                                                                      PS:    60,000.00     40,000.00


--------------------------------------------------------------------------------
 68 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    60,000.00     40,000.00
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =    50,000.00     50,000.00

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:    50,000.00     50,000.00
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:    50,000.00     45,800.00
                                 multiplied by the surrender charge rate:       x 4.0%        x 4.0%
                                                                            ----------    ----------
                                                        surrender charge:     2,000.00      1,832.00

STEP 7.   The dollar amount you will receive as a result of your full surrender is determined as:
                                              Contract value surrendered:    60,000.00     40,000.00
                                                        SURRENDER CHARGE:    (2,000.00)    (1,832.00)
                          Contract charge (assessed upon full surrender):       (30.00)       (30.00)
                                                                            ----------    ----------
                                             NET FULL SURRENDER PROCEEDS:   $57,970.00    $38,138.00



PARTIAL SURRENDER CHARGE CALCULATION -- FOUR-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:

ASSUMPTIONS:

- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and

- You have made no prior surrenders.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 69

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                  Contract value just prior to surrender:   $60,000.00    $40,000.00
                                     Contract value on prior anniversary:    58,000.00     42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings available in the contract at the time of surrender as:
                             Contract value just prior to surrender (CV):    60,000.00     40,000.00
           Less purchase payments received and not previously surrendered    50,000.00     50,000.00
                                                                    (PP):
                                                                            ----------    ----------
                       Earnings in the contract (but not less than zero):    10,000.00          0.00

STEP 2.   Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
                                                Earnings in the contract:    10,000.00          0.00
                           10% of the prior anniversary's contract value:     5,800.00      4,200.00
                                                                            ----------    ----------
                                             FA (but not less than zero):    10,000.00      4,200.00

STEP 3.   Next we determine PPF, the amount by which the total free
          amount (FA) exceeds earnings.
                                                  Total free amount (FA):    10,000.00      4,200.00
                                           Less earnings in the contract:    10,000.00          0.00
                                                                            ----------    ----------
                                            PPF (but not less than zero):         0.00      4,200.00

STEP 4.   Next we determine PS, the amount by which the contract value is reduced by the surrender.
                    PS (determined by iterative process described above):    15,208.33     15,582.48

STEP 5.   Now we can determine how much of the PP is being surrendered
          (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                                        PPF from Step 3 =         0.00      4,200.00
                                                         PS from Step 4 =    15,208.33     15,582.48
                                                         CV from Step 1 =    60,000.00     40,000.00
                                                         FA from Step 2 =    10,000.00      4,200.00
                                                         PP from Step 1 =    50,000.00     50,000.00
                                                                            ----------    ----------
                                                                    PPS =     5,208.33     18,761.94


--------------------------------------------------------------------------------
 70 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS

STEP 6.   We then calculate the surrender charge as a percentage of PPS.
          Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
                                                                     PPS:     5,208.33     18,761.94
                                                                less PPF:         0.00      4,200.00
                                                                            ----------    ----------
                      PPSC = amount of PPS subject to a surrender charge:     5,208.33     14,561.94
                                 multiplied by the surrender charge rate:       x 4.0%        x 4.0%
                                                                            ----------    ----------
                                                        surrender charge:       208.33        582.48

STEP 7.   The dollar amount you will receive as a result of your partial surrender is determined as:
                                              Contract value surrendered:    15,208.33     15,582.48
                                                        SURRENDER CHARGE:      (208.33)      (582.48)
                                                                            ----------    ----------
                                          NET PARTIAL SURRENDER PROCEEDS:   $15,000.00    $15,000.00




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 71

APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 79 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:

        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a standard death benefit of:                                                $18,333
        since this is greater than your contract value of $16,500



EXAMPLE -- ROPP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The total purchase payments minus adjustments for partial surrenders:
        Total purchase payments                                                         $20,000
        minus adjusted partial surrenders, calculated as:

        $1,500 x $20,000
        ----------------  =                                                              -1,667
             $18,000
                                                                                        -------
        for a death benefit of:                                                         $18,333



EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.


--------------------------------------------------------------------------------
 72 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                          $24,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:

        $1,500 x $24,000
        ----------------  =                                                              -1,636
             $22,000
                                                                                        -------
        for a death benefit of:                                                         $22,364



EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

WE CALCULATE THE DEATH BENEFIT AS FOLLOWS:
The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your 5-year contract anniversary contract values:                   $30,000
        plus purchase payments made since that anniversary:                                  +0
        minus adjusted partial surrenders, calculated as:

        $1,500 x $30,000
        ----------------  =                                                              -1,800
             $25,000
                                                                                        -------
        for a death benefit of:                                                         $28,200




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 73

APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE
"TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

THE EXAMPLE ASSUMES:
- You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.

- You make no additional purchase payments.

- You do not exercise the elective step-up option


                                                                                                                   HYPOTHETICAL
                                          PARTIAL SURRENDER     MCAV ADJUSTMENT                  ACCUMULATION        ASSUMED
END OF                                      (BEGINNING OF         FOR PARTIAL                      BENEFIT           CONTRACT
CONTRACT YEAR                                   YEAR)              SURRENDER          MCAV          AMOUNT            VALUE

1                                                   0                    0          100,000              0           112,000

2                                                   0                    0          102,400              0           128,000

3                                                   0                    0          108,000              0           135,000

4                                                   0                    0          108,000              0           118,000

5                                                   0                    0          108,000              0           100,000

6                                               2,000                2,160          105,840              0           122,000

7                                                   0                    0          112,000              0           140,000

8                                                   0                    0          112,000              0           121,000

9                                               5,000                4,628          107,372              0            98,000

10                                                  0                    0          107,372         22,372            85,000



EXAMPLE -- SECURESOURCE STAGES NY RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual step-ups are indicated in BOLD.


--------------------------------------------------------------------------------
 74 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- You elect the Moderate fund of funds at issue.



                                             HYPOTHETICAL
CONTRACT                                        ASSUMED                                                            LIFETIME
DURATION      PURCHASE        PARTIAL          CONTRACT                                                             PAYMENT
IN YEARS      PAYMENTS      WITHDRAWALS          VALUE            BB            PBG          ALP        RALP        PERCENT

At Issue      $100,000             NA          $100,000        $100,000      $100,000      $5,000      $5,000          5%

1                    0              0            98,000         108,000       100,000       5,400       5,400          5%

2                    0              0           105,000         114,000       105,000       5,700       5,700          5%

3                    0              0           118,000         120,000       118,000       6,000       6,000          5%

3.5                  0          6,000           112,000         120,000       112,000       6,000           0          5%

4                    0              0           115,000         120,000       115,000       6,000       6,000          5%

5                    0              0           130,000         130,000       130,000       7,150(1)    7,150(1)     5.5%(1)

6                    0              0           110,000         130,000       130,000       7,150       7,150        5.5%

7                    0              0           100,000         130,000       130,000       7,150       7,150        5.5%

7.5                  0         10,000            90,000         126,010(1)    119,079(2)    6,931(2)        0        5.5%

8                    0              0            80,000         126,010       119,079       6,931       6,931        5.5%

9                    0              0            95,000         126,010       119,079       6,931       6,931        5.5%



(1) Because the Annual Step-Up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(2) The $10,000 withdrawal is greater than the $7,150 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".

EXAMPLE #2: JOINT LIFE BENEFIT
ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You and your spouse are joint owners and are both age 58.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate fund of funds at issue.



                                             HYPOTHETICAL
CONTRACT                                        ASSUMED                                                            LIFETIME
DURATION      PURCHASE        PARTIAL          CONTRACT                                                             PAYMENT
IN YEARS      PAYMENTS      WITHDRAWALS          VALUE            BB            PBG          ALP        RALP        PERCENT

At Issue      $100,000             NA          $100,000        $100,000      $100,000      $3,500      $3,500        3.5%

1                    0              0            98,000         100,000       100,000       4,500(1)    4,500(1)     4.5%

2                    0              0           105,000         105,000       105,000       4,725       4,725        4.5%

3                    0              0           104,000         113,000(2)    105,000       5,085       5,085        4.5%

4                    0              0           115,000         119,000       115,000       5,355       5,355        4.5%

4.5                  0          5,355           109,645         119,000       109,645       5,355           0        4.5%

5                    0              0           130,000         130,000       130,000       5,850       5,850        4.5%

6                    0              0           110,000         130,000       130,000       5,850       5,850        4.5%

7                    0              0           100,000         130,000       130,000       5,850       5,850        4.5%

7.5                  0         10,000            90,000         124,270(3)    118,678(3)    5,592(3)        0        4.5%

8                    0              0            80,000         124,270       118,678       5,592       5,592        4.5%

9                    0              0            95,000         124,270       118,678       5,592       5,592        4.5%



(1) Because the younger covered spouse's attained age is in a higher age band and no withdrawal has been taken, the Lifetime Payment Percentage increased.
(2) You begin receiving credits on the anniversary after the younger covered spouse turns age 61.
(3) The $10,000 withdrawal is greater than the $5,850 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 75

APPENDIX E: EXAMPLE -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource Stages NY rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1) Each calendar year, if your ALERMDA is greater than the ALP.

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.

    - The LABA will be reduced by the total amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource Stages NY rider.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;

(3) based on the value of this contract alone on the date it is determined;

(4) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(5) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. IRAs under Section 408(b) of the Code;

      2. Roth IRAs under Section 408A of the Code;

      3. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource Stages NY rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource Stages NY rider.


--------------------------------------------------------------------------------
 76 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX F: CONDENSED FINANCIAL INFORMATION (UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that since per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2011. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the front page of the prospectus.


VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.14    $1.04    $0.77    $1.29    $1.14   $1.00
Accumulation unit value at end of period                                      $1.09    $1.14    $1.04    $0.77    $1.29   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 94       94       87       79       78      15
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.06    $0.94    $0.79    $1.09    $1.17   $1.00
Accumulation unit value at end of period                                      $1.06    $1.06    $0.94    $0.79    $1.09   $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)                                              1,964    1,982    1,932    1,749    2,079     509
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.08    $0.97    $0.78    $1.13    $1.12   $1.00
Accumulation unit value at end of period                                      $1.09    $1.08    $0.97    $0.78    $1.13   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                                549      572      656      204      215      26
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.99    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 69       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.02       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                118       47       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.14    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 20        1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.26    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.22    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.95    $1.22       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 15        1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.08    $1.04       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 81       50       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.11    $1.02       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 58       13       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.28    $1.16    $0.81    $1.09    $1.08   $1.00
Accumulation unit value at end of period                                      $1.36    $1.28    $1.16    $0.81    $1.09   $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)                                                719      759      771      525      493     202
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.08    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.13    $1.08       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 47       13       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 77

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.13    $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 67       42       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.04    $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 12        3       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.16    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.02    $1.01       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 12       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.13    $1.00    $0.73    $1.43    $1.21   $1.00
Accumulation unit value at end of period                                      $0.94    $1.13    $1.00    $0.73    $1.43   $1.21
Number of accumulation units outstanding
  at end of period (000 omitted)                                                548      612      805      895      542   1,471
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.27    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.27       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  4        1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.26    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.15    $1.26       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 40       36       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.06    $0.93    $0.74    $1.19    $1.15   $1.00
Accumulation unit value at end of period                                      $1.07    $1.06    $0.93    $0.74    $1.19   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)                                                553      512      239      225      177      17
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.17    $1.20       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.27    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.15    $1.27       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  4        4       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.01    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 47       13       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of
  period                                                                      $1.00       --       --       --       --      --
Accumulation unit value at end of period                                      $0.95       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 52       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.15    $0.99    $0.74    $1.30    $1.12   $1.00
Accumulation unit value at end of period                                      $1.11    $1.15    $0.99    $0.74    $1.30   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                              4,252    4,934   12,509   24,724   15,405   5,888
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.35    $1.06    $0.77    $1.28    $1.12   $1.00
Accumulation unit value at end of period                                      $1.20    $1.35    $1.06    $0.77    $1.28   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                              2,856    3,483   12,950   16,441    8,335   2,560
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.20    $0.94    $0.73    $1.11    $1.14   $1.00
Accumulation unit value at end of period                                      $1.14    $1.20    $0.94    $0.73    $1.11   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                              1,289    1,389    1,361    1,250    1,230     500
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 78 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.00    $0.91    $0.73    $1.17    $1.14   $1.00
Accumulation unit value at end of period                                      $0.98    $1.00    $0.91    $0.73    $1.17   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                              1,583    2,008    2,267    2,178    2,149     465
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                                                      $0.97    $0.85    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                                      $0.90    $0.97    $0.85    $0.63    $1.06      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              2,266    2,566   42,014   28,397   15,952      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.40    $1.24    $0.94    $1.53    $1.21   $1.00
Accumulation unit value at end of period                                      $1.47    $1.40    $1.24    $0.94    $1.53   $1.21
Number of accumulation units outstanding
  at end of period (000 omitted)                                                920    1,037      951      939      946     314
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.50    $1.15    $0.74    $1.39    $1.15   $1.00
Accumulation unit value at end of period                                      $1.38    $1.50    $1.15    $0.74    $1.39   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)                                                366      325      258      307      239     985
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.19    $0.97    $0.75    $1.25    $1.17   $1.00
Accumulation unit value at end of period                                      $1.14    $1.19    $0.97    $0.75    $1.25   $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)                                                175      141       98       92      121      95
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.17    $1.02    $0.74    $1.24    $1.18   $1.00
Accumulation unit value at end of period                                      $1.06    $1.17    $1.02    $0.74    $1.24   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)                                              1,019    1,049    1,088    1,224    1,142     437
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.15    $0.94    $0.69    $1.13    $1.15   $1.00
Accumulation unit value at end of period                                      $1.11    $1.15    $0.94    $0.69    $1.13   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)                                                364      427      499      478      505      93
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.26    $1.13    $0.94    $1.12    $1.05   $1.00
Accumulation unit value at end of period                                      $1.28    $1.26    $1.13    $0.94    $1.12   $1.05
Number of accumulation units outstanding
  at end of period (000 omitted)                                              2,795    2,528   23,718   23,226   15,404   5,362
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.08    $1.12       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             13,318    4,063       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 57       50       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.19    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  5       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.03    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 39       21       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.29    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.22    $1.29       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 28       21       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.05       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             11,924    2,392       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.11    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  7        2       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 79

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.18    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.94    $1.18       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 35       22       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.05       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 92       24       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.14    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  8       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 67       21       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.01       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  9        1       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.20    $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  3       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.24    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.20    $1.24       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 20       14       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.14    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 29       25       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.09    $1.09       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             64,312   26,271       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.11    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.09    $1.11       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             50,434   21,613       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.08    $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                             15,493    6,340       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.20       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 11        5       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.20    $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  5       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.22    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 21       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.29    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.27    $1.29       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  2       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 80 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.17    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 59       20       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.05    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 27       24       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.01    $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  3       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.02    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  5       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.31    $1.06    $0.73    $1.22    $1.16   $1.00
Accumulation unit value at end of period                                      $1.22    $1.31    $1.06    $0.73    $1.22   $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)                                                351       69       79       71       69      37
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.52    $1.21    $0.80    $1.38    $1.22   $1.00
Accumulation unit value at end of period                                      $1.44    $1.52    $1.21    $0.80    $1.38   $1.22
Number of accumulation units outstanding
  at end of period (000 omitted)                                                531      596      486      519      471      19
-------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                         2011     2010     2009    2008    2007     2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.15    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                4       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of
  period                                    $1.54    $1.38   $1.16   $1.61    $1.72    $1.47    $1.42    $1.26    $0.99   $1.00
Accumulation unit value at end of period    $1.53    $1.54   $1.38   $1.16    $1.61    $1.72    $1.47    $1.42    $1.26   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)              350      375     414     569    1,164    1,347    1,479      981      305      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                    $1.37    $1.23   $1.00   $1.45    $1.44    $1.27    $1.24    $1.15    $0.96   $1.00
Accumulation unit value at end of period    $1.38    $1.37   $1.23   $1.00    $1.45    $1.44    $1.27    $1.24    $1.15   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)              219      257     300     162      485      198      150      125      108       3
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $0.99    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $0.98    $0.99      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              830       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.02    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.02      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               75       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.13    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               36       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.25    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.22    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $0.95    $1.22      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               19        4      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 81

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011     2010     2009    2008    2007     2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.04    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.04      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               53        4      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.02    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.10    $1.02      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               48       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
  period                                    $1.26    $1.14   $0.80   $1.07    $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period    $1.32    $1.26   $1.14   $0.80    $1.07    $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              269      277     296     362      607      689       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.08    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.12    $1.08      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               20       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.07    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.12    $1.07      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               36       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.19    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.03    $1.19      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                5        1      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.15    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.01    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.02    $1.01      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               45       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
  period                                    $0.98    $0.87   $0.64   $1.26    $1.06    $1.00       --       --       --      --
Accumulation unit value at end of period    $0.81    $0.98   $0.87   $0.64    $1.26    $1.06       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              102      183     189     279      232      549       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.27    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.06    $1.27      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.26    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.14    $1.26      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                7       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of
  period                                    $1.40    $1.23   $0.99   $1.60    $1.54    $1.35    $1.31    $1.20    $0.95   $1.00
Accumulation unit value at end of period    $1.41    $1.40   $1.23   $0.99    $1.60    $1.54    $1.35    $1.31    $1.20   $0.95
Number of accumulation units outstanding
  at end of period (000 omitted)              223      246     322     417      691      735      940      788      372       8
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.20    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.17    $1.20      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.27    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.15    $1.27      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.00    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.00    $1.00      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 82 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011     2010     2009    2008    2007     2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of
  period                                    $1.00       --      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $0.95       --      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               17       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.05    $0.90   $0.68   $1.19    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period    $1.00    $1.05   $0.90   $0.68    $1.19    $1.03       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              904    1,007   1,393   2,566    2,154    2,206       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                    $2.59    $2.04   $1.48   $2.48    $2.17    $1.96    $1.68    $1.36    $1.00   $1.00
Accumulation unit value at end of period    $2.28    $2.59   $2.04   $1.48    $2.48    $2.17    $1.96    $1.68    $1.36   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)              423      559     964   1,496    1,756    2,082    1,937    1,292      500      11
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                    $2.04    $1.61   $1.26   $1.91    $1.98    $1.71    $1.59    $1.30    $1.00   $1.00
Accumulation unit value at end of period    $1.94    $2.04   $1.61   $1.26    $1.91    $1.98    $1.71    $1.59    $1.30   $1.00
Number of accumulation units outstanding
  at end of period (000 omitted)              115      128     170     208      507      672      451      208      101       4
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                    $1.52    $1.38   $1.11   $1.78    $1.74    $1.49    $1.36    $1.23    $0.99   $1.00
Accumulation unit value at end of period    $1.48    $1.52   $1.38   $1.11    $1.78    $1.74    $1.49    $1.36    $1.23   $0.99
Number of accumulation units outstanding
  at end of period (000 omitted)              350      429     484     629      956    1,045      825      780      330      18
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                    $0.95    $0.84   $0.63   $1.06    $1.00       --       --       --       --      --
Accumulation unit value at end of period    $0.89    $0.95   $0.84   $0.63    $1.06       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              158      190   2,089   1,885    1,445       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of
  period                                    $2.98    $2.66   $2.02   $3.29    $2.61    $2.02    $1.75    $1.37    $1.02   $1.00
Accumulation unit value at end of period    $3.13    $2.98   $2.66   $2.02    $3.29    $2.61    $2.02    $1.75    $1.37   $1.02
Number of accumulation units outstanding
  at end of period (000 omitted)               79       96     138     206      303      338      298      160       84      --
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.28    $0.98   $0.63   $1.19    $0.99    $1.00       --       --       --      --
Accumulation unit value at end of period    $1.17    $1.28   $0.98   $0.63    $1.19    $0.99       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              111      137     173     146       78      353       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.19    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.14    $1.19      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               --       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                    $1.36    $1.19   $0.86   $1.47    $1.40    $1.21    $1.07    $1.00       --      --
Accumulation unit value at end of period    $1.23    $1.36   $1.19   $0.86    $1.47    $1.40    $1.21    $1.07       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)              282      309     380     448      554      612      479        2       --      --
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
  period                                    $1.26    $1.04   $0.77   $1.25    $1.28    $1.13    $1.05    $1.00       --      --
Accumulation unit value at end of period    $1.22    $1.26   $1.04   $0.77    $1.25    $1.28    $1.13    $1.05       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               33       52      84     158      355      385      192       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
  period                                    $1.24    $1.11   $0.92   $1.11    $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period    $1.25    $1.24   $1.11   $0.92    $1.11    $1.04       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            1,025      819   1,698   2,046    1,725    1,792       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                    $1.12    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.12      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            2,410    1,164      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.00    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.06    $1.00      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               15       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.18    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                6       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 83

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011     2010     2009    2008    2007     2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.21    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.03    $1.21      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               12        4      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.29    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.21    $1.29      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               19        4      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                    $1.04    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.06    $1.04      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)            7,853    2,274      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.16    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.11    $1.16      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               14       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.18    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $0.94    $1.18      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               11       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.04    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.05    $1.04      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               62       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.23    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.13    $1.23      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               19       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.16    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.16      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               35        1      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.00    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.06    $1.00      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               36       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.19    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.20    $1.19      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               11        4      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.24    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.19    $1.24      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               12       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.15    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.14    $1.15      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               17        1      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                    $1.09    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.08    $1.09      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           50,042   13,452      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                    $1.11    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.08    $1.11      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           17,556    3,559      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                    $1.07    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.07      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)           14,985    5,337      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 84 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                         2011     2010     2009    2008    2007     2006     2005     2004     2003     2002
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.19    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.07    $1.19      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               10       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.17    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.20    $1.17      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               10       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.23    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.21    $1.23      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                4       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.29    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.27    $1.29      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                4       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.23    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.16    $1.23      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               10       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.00    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.04    $1.00      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               14       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.17    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.01    $1.17      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                6       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                    $1.00    $1.00      --      --       --       --       --       --       --      --
Accumulation unit value at end of period    $1.01    $1.00      --      --       --       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)               33       --      --      --       --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                    $1.95    $1.59   $1.09   $1.84    $1.75    $1.58    $1.48    $1.27    $0.94   $1.00
Accumulation unit value at end of period    $1.82    $1.95   $1.59   $1.09    $1.84    $1.75    $1.58    $1.48    $1.27   $0.94
Number of accumulation units outstanding
  at end of period (000 omitted)               54       34      35      39       42       48      155      153      164       1
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of
  period                                    $2.37    $1.89   $1.25   $2.16    $1.93    $1.59    $1.51    $1.34    $0.96   $1.00
Accumulation unit value at end of period    $2.23    $2.37   $1.89   $1.25    $2.16    $1.93    $1.59    $1.51    $1.34   $0.96
Number of accumulation units outstanding
  at end of period (000 omitted)               92      146     172     147      127      116      136      124       58      --
-------------------------------------------------------------------------------------------------------------------------------


VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.12    $1.03    $0.76    $1.28    $1.14   $1.00
Accumulation unit value at end of period                                      $1.06    $1.12    $1.03    $0.76    $1.28   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 14       --       --       --       19      --
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.04    $0.93    $0.79    $1.09    $1.16   $1.00
Accumulation unit value at end of period                                      $1.03    $1.04    $0.93    $0.79    $1.09   $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)                                                127      159      155      130      142      76
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.06    $0.95    $0.78    $1.12    $1.12   $1.00
Accumulation unit value at end of period                                      $1.07    $1.06    $0.95    $0.78    $1.12   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 72       77      104        8       87      12
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $0.99    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.98    $0.99       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  7       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 85

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.02       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 34       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.13    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.25    $1.20       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.22    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.95    $1.22       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.04       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 15       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.10    $1.02       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.26    $1.14    $0.80    $1.08    $1.08   $1.00
Accumulation unit value at end of period                                      $1.32    $1.26    $1.14    $0.80    $1.08   $1.08
Number of accumulation units outstanding
  at end of period (000 omitted)                                                424      431      441      422      399      92
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.08    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.12    $1.08       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 24       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.12    $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  9       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.03    $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.15    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.02    $1.01       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.11    $0.98    $0.72    $1.42    $1.20   $1.00
Accumulation unit value at end of period                                      $0.91    $1.11    $0.98    $0.72    $1.42   $1.20
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 75       91      101       89       65     275
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.27    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.27       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.26    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.14    $1.26       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 86 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.04    $0.92    $0.74    $1.19    $1.14   $1.00
Accumulation unit value at end of period                                      $1.04    $1.04    $0.92    $0.74    $1.19   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 46       46       39       32       10      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.20    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.16    $1.20       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.27    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.15    $1.27       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.00    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of
  period                                                                      $1.00       --       --       --       --      --
Accumulation unit value at end of period                                      $0.94       --       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 36       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.13    $0.98    $0.73    $1.29    $1.12   $1.00
Accumulation unit value at end of period                                      $1.08    $1.13    $0.98    $0.73    $1.29   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                                752      865    1,975    4,301    3,188   1,284
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.33    $1.05    $0.76    $1.27    $1.12   $1.00
Accumulation unit value at end of period                                      $1.17    $1.33    $1.05    $0.76    $1.27   $1.12
Number of accumulation units outstanding
  at end of period (000 omitted)                                                312      385    1,768    2,783    1,386     338
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.17    $0.93    $0.73    $1.10    $1.14   $1.00
Accumulation unit value at end of period                                      $1.11    $1.17    $0.93    $0.73    $1.10   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 47       72       67       45       48      16
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $0.98    $0.90    $0.72    $1.16    $1.14   $1.00
Accumulation unit value at end of period                                      $0.96    $0.98    $0.90    $0.72    $1.16   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                297      417      430      422      426     101
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
  period                                                                      $0.95    $0.84    $0.63    $1.06    $1.00      --
Accumulation unit value at end of period                                      $0.89    $0.95    $0.84    $0.63    $1.06      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                151      187    6,597    4,924    3,189      --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.37    $1.22    $0.93    $1.52    $1.20   $1.00
Accumulation unit value at end of period                                      $1.44    $1.37    $1.22    $0.93    $1.52   $1.20
Number of accumulation units outstanding
  at end of period (000 omitted)                                                105       80       86       97       61      29
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.47    $1.13    $0.73    $1.39    $1.14   $1.00
Accumulation unit value at end of period                                      $1.35    $1.47    $1.13    $0.73    $1.39   $1.14
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 23       20       36       24        9     202
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.16    $0.96    $0.74    $1.24    $1.17   $1.00
Accumulation unit value at end of period                                      $1.11    $1.16    $0.96    $0.74    $1.24   $1.17
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --        1        1        2       --      --
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.14    $1.00    $0.73    $1.23    $1.18   $1.00
Accumulation unit value at end of period                                      $1.03    $1.14    $1.00    $0.73    $1.23   $1.18
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 60       76       61       65       68      18
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.12    $0.92    $0.68    $1.12    $1.15   $1.00
Accumulation unit value at end of period                                      $1.08    $1.12    $0.92    $0.68    $1.12   $1.15
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 27       29       40       43       48      17
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 87

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.24    $1.11    $0.93    $1.12    $1.04   $1.00
Accumulation unit value at end of period                                      $1.25    $1.24    $1.11    $0.93    $1.12   $1.04
Number of accumulation units outstanding
  at end of period (000 omitted)                                                511      469    3,861    4,557    3,298   1,204
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.12    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.12       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                616      622       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  5       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.18    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.21    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.03    $1.21       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.29    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.21    $1.29       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.04       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                840      730       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.11    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.18    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $0.94    $1.18       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.05    $1.04       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  5       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.13    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.16    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.16       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.06    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.19    $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.24    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.19    $1.24       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 88 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                           2011     2010     2009     2008     2007     2006
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.15    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.14    $1.15       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.09    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.08    $1.09       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              4,588    2,283       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.11    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.08    $1.11       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              2,032    1,190       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
  period                                                                      $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.07       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                              2,313    1,420       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.19    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.07    $1.19       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.20    $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                  9       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.21    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.29    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.26    $1.29       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.23    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.16    $1.23       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.04    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.17    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.01    $1.17       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
  period                                                                      $1.00    $1.00       --       --       --      --
Accumulation unit value at end of period                                      $1.01    $1.00       --       --       --      --
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 --       --       --       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.28    $1.05    $0.72    $1.22    $1.16   $1.00
Accumulation unit value at end of period                                      $1.19    $1.28    $1.05    $0.72    $1.22   $1.16
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 42        7        2       --       --      --
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
  period                                                                      $1.49    $1.19    $0.79    $1.37    $1.22   $1.00
Accumulation unit value at end of period                                      $1.40    $1.49    $1.19    $0.79    $1.37   $1.22
Number of accumulation units outstanding
  at end of period (000 omitted)                                                 12       29       46       40       39      16
-------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 89

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.15   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.15   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.14   $1.00
Accumulation unit value at end of period                                        $1.15   $1.14
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.99   $1.00
Accumulation unit value at end of period                                        $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)            17      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.02   $1.00
Accumulation unit value at end of period                                        $1.07   $1.02
Number of accumulation units outstanding at end of period (000 omitted)            44      37
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.13   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.25   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $0.95   $1.22
Number of accumulation units outstanding at end of period (000 omitted)             1       7
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            13      17
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.02   $1.00
Accumulation unit value at end of period                                        $1.10   $1.02
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.97   $1.00
Accumulation unit value at end of period                                        $1.02   $0.97
Number of accumulation units outstanding at end of period (000 omitted)             7       7
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.08   $1.00
Accumulation unit value at end of period                                        $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)             6      11
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.07   $1.00
Accumulation unit value at end of period                                        $1.12   $1.07
Number of accumulation units outstanding at end of period (000 omitted)             6       6
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.03   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.15   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 90 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.02   $1.01
Number of accumulation units outstanding at end of period (000 omitted)            13      13
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.01   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.06   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.14   $1.26
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $1.18   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.16   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.15   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.00   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            10       3
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                                  $1.00      --
Accumulation unit value at end of period                                        $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.15   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.24   $1.00
Accumulation unit value at end of period                                        $1.09   $1.24
Number of accumulation units outstanding at end of period (000 omitted)            --       4
---------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.30   $1.00
Accumulation unit value at end of period                                        $1.24   $1.30
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.12   $1.00
Accumulation unit value at end of period                                        $1.09   $1.12
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.09   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.23   $1.17
Number of accumulation units outstanding at end of period (000 omitted)             1       2
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 91

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.15   $1.26
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.13   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.07   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.18   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.06   $1.00
Accumulation unit value at end of period                                        $1.07   $1.06
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.11   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            60      21
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.06   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.18   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.03   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --       2
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.21   $1.29
Number of accumulation units outstanding at end of period (000 omitted)            --       2
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.05   $1.00
Accumulation unit value at end of period                                        $1.07   $1.05
Number of accumulation units outstanding at end of period (000 omitted)           237      56
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --       5
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $0.93   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.05   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            13      17
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.13   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 92 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.06   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --       2
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.06   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            13      13
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.19   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.24   $1.00
Accumulation unit value at end of period                                        $1.19   $1.24
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.15   $1.00
Accumulation unit value at end of period                                        $1.14   $1.15
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.11   $1.00
Accumulation unit value at end of period                                        $1.09   $1.11
Number of accumulation units outstanding at end of period (000 omitted)           380      15
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.13   $1.00
Accumulation unit value at end of period                                        $1.10   $1.13
Number of accumulation units outstanding at end of period (000 omitted)           168      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.08   $1.00
Accumulation unit value at end of period                                        $1.08   $1.08
Number of accumulation units outstanding at end of period (000 omitted)           410     188
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.06   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --       2
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.21   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.26   $1.29
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.16   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.04   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.00   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 93

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            45      44
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.14   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.28   $1.00
Accumulation unit value at end of period                                        $1.20   $1.28
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.14   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.15   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.14   $1.00
Accumulation unit value at end of period                                        $1.15   $1.14
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.99   $1.00
Accumulation unit value at end of period                                        $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)             5      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.13   $1.20
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.25   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $0.94   $1.22
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.10   $1.01
Number of accumulation units outstanding at end of period (000 omitted)             8      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.97   $1.00
Accumulation unit value at end of period                                        $1.01   $0.97
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 94 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.08   $1.00
Accumulation unit value at end of period                                        $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.07   $1.00
Accumulation unit value at end of period                                        $1.12   $1.07
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.03   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.15   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.01   $1.01
Number of accumulation units outstanding at end of period (000 omitted)             7      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.00   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.06   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.13   $1.26
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.18   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.16   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.14   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.00   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                                  $1.00      --
Accumulation unit value at end of period                                        $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.15   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.24   $1.00
Accumulation unit value at end of period                                        $1.09   $1.24
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 95

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.30   $1.00
Accumulation unit value at end of period                                        $1.23   $1.30
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.12   $1.00
Accumulation unit value at end of period                                        $1.09   $1.12
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.09   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.23   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.15   $1.26
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $1.13   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $1.07   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.18   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.06   $1.00
Accumulation unit value at end of period                                        $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.11   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             6      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.18   $1.21
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.02   $1.21
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.20   $1.29
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.05   $1.00
Accumulation unit value at end of period                                        $1.06   $1.05
Number of accumulation units outstanding at end of period (000 omitted)           115      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 96 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $0.93   $1.18
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.05   $1.04
Number of accumulation units outstanding at end of period (000 omitted)             6      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.13   $1.23
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.06   $1.16
Number of accumulation units outstanding at end of period (000 omitted)             4      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             6      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.19   $1.19
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.24   $1.00
Accumulation unit value at end of period                                        $1.19   $1.24
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.15   $1.00
Accumulation unit value at end of period                                        $1.13   $1.15
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.11   $1.00
Accumulation unit value at end of period                                        $1.09   $1.11
Number of accumulation units outstanding at end of period (000 omitted)           801      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.13   $1.00
Accumulation unit value at end of period                                        $1.10   $1.13
Number of accumulation units outstanding at end of period (000 omitted)           316      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.07   $1.00
Accumulation unit value at end of period                                        $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           776     105
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.06   $1.19
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.21   $1.23
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 97

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.26   $1.29
Number of accumulation units outstanding at end of period (000 omitted)             1      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.15   $1.23
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)             3      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.00   $1.17
Number of accumulation units outstanding at end of period (000 omitted)             2      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.14   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.28   $1.00
Accumulation unit value at end of period                                        $1.20   $1.28
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------



VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.14   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.15   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.14   $1.00
Accumulation unit value at end of period                                        $1.15   $1.14
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.99   $1.00
Accumulation unit value at end of period                                        $0.98   $0.99
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.06   $1.01
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.12   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.24   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 98 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $0.94   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.07   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.10   $1.01
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $0.97   $1.00
Accumulation unit value at end of period                                        $1.01   $0.97
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.08   $1.00
Accumulation unit value at end of period                                        $1.12   $1.08
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.07   $1.00
Accumulation unit value at end of period                                        $1.11   $1.07
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.02   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.14   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.01   $1.00
Accumulation unit value at end of period                                        $1.01   $1.01
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.00   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.06   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.13   $1.26
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.17   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.16   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.14   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 99

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $0.99   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                                  $1.00      --
Accumulation unit value at end of period                                        $0.94      --
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.15   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.24   $1.00
Accumulation unit value at end of period                                        $1.08   $1.24
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.30   $1.00
Accumulation unit value at end of period                                        $1.23   $1.30
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.12   $1.00
Accumulation unit value at end of period                                        $1.09   $1.12
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.08   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.22   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.26   $1.00
Accumulation unit value at end of period                                        $1.15   $1.26
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $1.13   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $1.06   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                  $1.22   $1.00
Accumulation unit value at end of period                                        $1.17   $1.22
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                  $1.06   $1.00
Accumulation unit value at end of period                                        $1.06   $1.06
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.11   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 100 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.21   $1.00
Accumulation unit value at end of period                                        $1.17   $1.21
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.20   $1.00
Accumulation unit value at end of period                                        $1.02   $1.20
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.20   $1.29
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.05   $1.00
Accumulation unit value at end of period                                        $1.06   $1.05
Number of accumulation units outstanding at end of period (000 omitted)            24      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.10   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.18   $1.00
Accumulation unit value at end of period                                        $0.93   $1.18
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.04   $1.00
Accumulation unit value at end of period                                        $1.04   $1.04
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.13   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.16   $1.00
Accumulation unit value at end of period                                        $1.06   $1.16
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.05   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.19   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.18   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.15   $1.00
Accumulation unit value at end of period                                        $1.13   $1.15
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.10   $1.00
Accumulation unit value at end of period                                        $1.09   $1.10
Number of accumulation units outstanding at end of period (000 omitted)            16      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.13   $1.00
Accumulation unit value at end of period                                        $1.10   $1.13
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 101

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                              2011    2010
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.07   $1.00
Accumulation unit value at end of period                                        $1.08   $1.07
Number of accumulation units outstanding at end of period (000 omitted)           120      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.19   $1.00
Accumulation unit value at end of period                                        $1.06   $1.19
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.19   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.20   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.29   $1.00
Accumulation unit value at end of period                                        $1.26   $1.29
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.15   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.03   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.17   $1.00
Accumulation unit value at end of period                                        $1.00   $1.17
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                  $1.00   $1.00
Accumulation unit value at end of period                                        $1.00   $1.00
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.23   $1.00
Accumulation unit value at end of period                                        $1.14   $1.23
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                  $1.27   $1.00
Accumulation unit value at end of period                                        $1.20   $1.27
Number of accumulation units outstanding at end of period (000 omitted)            --      --
---------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 102 RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts................  p.  3
Rating Agencies............................  p.  4
Revenues Received During Calendar Year
  2011.....................................  p.  4
Principal Underwriter......................  p.  5
Independent Registered Public Accounting
  Firms....................................  p.  5
Condensed Financial Information
  (Unaudited)..............................  p.  6
Financial Statements





--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 5 ADVANTAGE / RAVA 5 SELECT / RAVA 5 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 103

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co.
of New York
20 Madison Avenue Extension
Albany, NY 12203

1-800-541-2251


          RiverSource Distributors, Inc. (Distributor), Member FINRA.
Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                          New York, Albany, New York.
     Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2012 RiverSource Life Insurance Company. All rights reserved.


140464 D (4/12)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


                         RIVERSOURCE RETIREMENT ADVISOR
                               VARIABLE ANNUITY(R)

                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)
                                VARIABLE ANNUITY

                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)
                                VARIABLE ANNUITY

                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)
                                VARIABLE ANNUITY

                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)
                                VARIABLE ANNUITY

                  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R)
                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)
                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R)
                                VARIABLE ANNUITY
              RIVERSOURCE(R) RAVA 5 ADVANTAGE (R) VARIABLE ANNUITY
      (Offered for contract applications signed on or after April 30, 2012)

                RIVERSOURCE(R) RAVA 5 SELECT (R) VARIABLE ANNUITY
      (Offered for contract applications signed on or after April 30, 2012)

                RIVERSOURCE(R) RAVA 5 ACCESS (R) VARIABLE ANNUITY
      (Offered for contract applications signed on or after April 30, 2012)

              RIVERSOURCE(R) RAVA 5 ADVANTAGE (R) VARIABLE ANNUITY (Offered for contract applications signed prior to April 30, 2012)

                RIVERSOURCE(R) RAVA 5 SELECT (R) VARIABLE ANNUITY
       (Offered for contract applications signed prior to April 30, 2012)

                RIVERSOURCE(R) RAVA 5 ACCESS (R) VARIABLE ANNUITY
       (Offered for contract applications signed prior to April 30, 2012)





                             RIVERSOURCE OF NEW YORK

                            VARIABLE ANNUITY ACCOUNT

           (previously IDS Life of New York Variable Annuity Account)



                                 APRIL 30, 2012


RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12203

1-800-541-2251



S-6343-M (4/12)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies.................................................................   p.  4
Revenues Received During Calendar Year 2011.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firms..................................   p.  5
Condensed Financial Information (Unaudited).....................................   p.  6
Financial Statements





 2    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

Generally, RiverSource Life of NY does not receive individual ratings from rating agencies but receives the same ratings as its parent, RiverSource Life Insurance Company. Rating agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2011



The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to RiverSource Life Insurance Company and its affiliates in 2011. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



------------------------------------------------------------------------------------------
Affiliated Funds*                                                             $375,323,649
Fidelity(R) Variable Insurance Products                                       $ 11,211,449
Oppenheimer Variable Account Funds                                            $  7,731,600
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance Funds  $  6,416,521
AllianceBernstein Variable Products Series Fund, Inc.                         $  3,863,548
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $  3,689,040
American Century(R) Variable Portfolios, Inc.                                 $  3,226,293
Wells Fargo Advantage Variable Trust Funds                                    $  2,668,938
MFS(R) Variable Insurance Trust(SM)                                           $  2,652,876
Goldman Sachs Variable Insurance Trust                                        $  2,628,979
Janus Aspen Series                                                            $  2,104,576
Eaton Vance Variable Trust                                                    $  1,540,399
PIMCO Variable Insurance Trust                                                $  1,511,877
Morgan Stanley UIF                                                            $  1,222,625
Credit Suisse Trust                                                           $    967,210
Putnam Variable Trust                                                         $    886,796
Royce Capital Fund                                                            $    333,149
Third Avenue Variable Series Trust                                            $    284,955
Neuberger Berman Advisers Management Trust                                    $    141,445
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $    110,050
Calvert Variable Series, Inc.                                                 $    104,488
Legg Mason Partners Variable Portfolios                                       $     41,396
Lincoln Variable Insurance Products Trust                                     $      2,074
Lazard Retirement Series, Inc.                                                $      1,336
J.P. Morgan Series Trust II                                                   $      1,145
------------------------------------------------------------------------------------------




* Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Wanger Advisors Trust.



 4    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life of NY and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.



The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life of NY for the variable accounts in 2011 was $26,901,811, in 2010 was $22,718,221, and in 2009 was $17,842,976. RiverSource
Distributors retained no underwriting commissions from the sale of the contracts.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS





The financial statements of RiverSource Life Insurance Co. of New York as of December 31, 2011 and for the period then ended and the financial statements of each of the divisions of RiverSource of New York Variable Annuity Account as of December 31, 2011 and for the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 225 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402.



The statements of changes in net assets of each of the divisions of RiverSource of New York Variable Annuity Account for the periods ended December 31, 2010, as disclosed in the financial statements included in this Statement of Additional Information have been included in reliance on the reports of Ernst & Young LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.




VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period          $1.28  $1.08  $0.71  $1.36  $1.14  $1.06  $1.00     --
Accumulation unit value at end of period                $0.97  $1.28  $1.08  $0.71  $1.36  $1.14  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      4      4     --     --     46      4     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period          $1.03  $0.92  $0.77  $1.30  $1.25  $1.08  $1.03  $1.00
Accumulation unit value at end of period                $1.09  $1.03  $0.92  $0.77  $1.30  $1.25  $1.08  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --      5     --
------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period          $1.11  $1.07  $0.80  $1.73  $1.64  $1.22  $1.06  $1.00
Accumulation unit value at end of period                $0.89  $1.11  $1.07  $0.80  $1.73  $1.64  $1.22  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       25     24     75    172    142    103     58      3
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $1.42  $1.26  $0.95  $1.73  $1.48  $1.19  $1.06  $1.00
Accumulation unit value at end of period                $1.24  $1.42  $1.26  $0.95  $1.73  $1.48  $1.19  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --      3      3     --     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $1.04  $0.88  $0.68  $0.90  $1.00     --     --     --
Accumulation unit value at end of period                $1.02  $1.04  $0.88  $0.68  $0.90     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        4      4     63     74     86     --     --     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period          $1.07  $0.93  $0.69  $1.20  $1.00  $1.04  $1.00     --
Accumulation unit value at end of period                $1.07  $1.07  $0.93  $0.69  $1.20  $1.00  $1.04     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --    193     14     --
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $1.17  $1.04  $0.87  $1.20  $1.27  $1.08  $1.04  $1.00
Accumulation unit value at end of period                $1.17  $1.17  $1.04  $0.87  $1.20  $1.27  $1.08  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       30     19     16     40     32     10      5     --
------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (11/15/2004)
Accumulation unit value at beginning of period          $1.12  $1.01  $0.81  $1.18  $1.16  $1.07  $1.02  $1.00
Accumulation unit value at end of period                $1.17  $1.12  $1.01  $0.81  $1.18  $1.16  $1.07  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      8      8      6      5     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.17  $1.05  $0.85  $1.22  $1.20  $1.06  $1.02  $1.00
Accumulation unit value at end of period                $1.19  $1.17  $1.05  $0.85  $1.22  $1.20  $1.06  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --      5      5     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.11  $1.12  $1.13  $1.11  $1.06  $1.02  $1.00  $1.00
Accumulation unit value at end of period                $1.11  $1.11  $1.12  $1.13  $1.11  $1.06  $1.02  $1.00
Number of accumulation units outstanding at end of
period (000 omitted)                                       22     13      2     14      2     38     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.27  $1.18  $1.03  $1.11  $1.06  $1.02  $1.01  $1.00
Accumulation unit value at end of period                $1.34  $1.27  $1.18  $1.03  $1.11  $1.06  $1.02  $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                        7      3    930  1,000    595    410     31     10
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.32  $1.14  $0.90  $1.52  $1.41  $1.18  $1.05  $1.00
Accumulation unit value at end of period                $1.25  $1.32  $1.14  $0.90  $1.52  $1.41  $1.18  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       12     16    403    417    406    416     50      5
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.06  $0.91  $0.73  $1.28  $1.25  $1.09  $1.03  $1.00
Accumulation unit value at end of period                $1.11  $1.06  $0.91  $0.73  $1.28  $1.25  $1.09  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       31     29     27     21     15     14     71      5
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $2.50  $2.10  $1.21  $2.64  $1.92  $1.44  $1.08  $1.00
Accumulation unit value at end of period                $1.97  $2.50  $2.10  $1.21  $2.64  $1.92  $1.44  $1.08
Number of accumulation units outstanding at end of
period (000 omitted)                                       20     43     68    105     77     64     24      2
------------------------------------------------------------------------------------------------------------------



 6    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.29  $1.21  $1.10  $1.11  $1.03  $0.97  $1.03  $1.00
Accumulation unit value at end of period                $1.34  $1.29  $1.21  $1.10  $1.11  $1.03  $0.97  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                        7      6    111    108    115     89      8     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.23  $1.19  $1.12  $1.12  $1.05  $1.04  $1.02  $1.00
Accumulation unit value at end of period                $1.35  $1.23  $1.19  $1.12  $1.12  $1.05  $1.04  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       13      6    214     88     86     71     17     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period          $1.29  $1.16  $0.81  $1.09  $1.07  $1.00     --     --
Accumulation unit value at end of period                $1.37  $1.29  $1.16  $0.81  $1.09  $1.07     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      9      1      1      9      7     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.51  $1.33  $0.87  $1.17  $1.15  $1.05  $1.01  $1.00
Accumulation unit value at end of period                $1.58  $1.51  $1.33  $0.87  $1.17  $1.15  $1.05  $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      2      2      2     26     22      9      3
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.46  $1.30  $0.92  $1.13  $1.11  $1.03  $1.01  $1.00
Accumulation unit value at end of period                $1.54  $1.46  $1.30  $0.92  $1.13  $1.11  $1.03  $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                       10     15    165     74    116     88      6     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.41  $1.25  $0.98  $1.66  $1.48  $1.20  $1.06  $1.00
Accumulation unit value at end of period                $1.23  $1.41  $1.25  $0.98  $1.66  $1.48  $1.20  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       11      6      7     11      9      3      1      1
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.11  $0.95  $0.70  $1.27  $1.24  $1.12  $1.04  $1.00
Accumulation unit value at end of period                $1.07  $1.11  $0.95  $0.70  $1.27  $1.24  $1.12  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                        3      1      1      2     15     12     19     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of period          $1.10  $0.91  $0.72  $1.20  $1.02  $1.00     --     --
Accumulation unit value at end of period                $1.06  $1.10  $0.91  $0.72  $1.20  $1.02     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       19     15    321    275    240    123     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of period          $1.01  $0.89  $0.65  $1.27  $1.07  $1.00     --     --
Accumulation unit value at end of period                $0.84  $1.01  $0.89  $0.65  $1.27  $1.07     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      7    194    199    229    344     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.43  $1.14  $0.70  $1.28  $1.13  $1.14  $1.04  $1.00
Accumulation unit value at end of period                $1.21  $1.43  $1.14  $0.70  $1.28  $1.13  $1.14  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (11/01/2005)
Accumulation unit value at beginning of period          $1.25  $1.02  $0.73  $1.34  $1.22  $1.06  $1.00     --
Accumulation unit value at end of period                $1.14  $1.25  $1.02  $0.73  $1.34  $1.22  $1.06     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        4      6    196    200    200    353     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.14  $1.00  $0.80  $1.27  $1.22  $1.06  $1.02  $1.00
Accumulation unit value at end of period                $1.15  $1.14  $1.00  $0.80  $1.27  $1.22  $1.06  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      5     15     87      1     --      3     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.14  $0.95  $0.76  $1.26  $1.27  $1.07  $1.03  $1.00
Accumulation unit value at end of period                $1.11  $1.14  $0.95  $0.76  $1.26  $1.27  $1.07  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.23  $0.97  $0.70  $1.15  $1.20  $1.08  $1.04  $1.00
Accumulation unit value at end of period                $1.12  $1.23  $0.97  $0.70  $1.15  $1.20  $1.08  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.14  $1.12  $1.06  $1.10  $1.05  $1.02  $1.01  $1.00
Accumulation unit value at end of period                $1.15  $1.14  $1.12  $1.06  $1.10  $1.05  $1.02  $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                        1      1      2     28      2      3      4      4
------------------------------------------------------------------------------------------------------------------



                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    7

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period          $1.03  $0.89  $0.75  $1.13  $0.97  $1.00     --     --
Accumulation unit value at end of period                $0.90  $1.03  $0.89  $0.75  $1.13  $0.97     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       22     40     45     10     20     90     --     --
------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period          $1.18  $1.08  $0.76  $1.04  $1.03  $1.00     --     --
Accumulation unit value at end of period                $1.20  $1.18  $1.08  $0.76  $1.04  $1.03     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        7      5    140     73     39     86     --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period          $1.08  $0.93  $0.69  $1.21  $1.03  $1.00     --     --
Accumulation unit value at end of period                $1.04  $1.08  $0.93  $0.69  $1.21  $1.03     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       46     83    109    249    294    366     --     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.12  $0.98  $0.78  $1.34  $1.21  $1.08  $1.01  $1.00
Accumulation unit value at end of period                $1.13  $1.12  $0.98  $0.78  $1.34  $1.21  $1.08  $1.01
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --      5      4      1     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.70  $1.33  $0.95  $1.59  $1.38  $1.24  $1.06  $1.00
Accumulation unit value at end of period                $1.50  $1.70  $1.33  $0.95  $1.59  $1.38  $1.24  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       43     30    106    127    120    102     37     --
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.33  $1.19  $0.94  $1.69  $1.46  $1.24  $1.05  $1.00
Accumulation unit value at end of period                $1.09  $1.33  $1.19  $0.94  $1.69  $1.46  $1.24  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                        3      3      5      4      4     --     --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $0.91  $0.76  $0.64  $1.12  $1.42  $1.19  $1.05  $1.00
Accumulation unit value at end of period                $0.86  $0.91  $0.76  $0.64  $1.12  $1.42  $1.19  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       23     23     18     19     13     19      7      1
------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.39  $1.09  $0.85  $1.27  $1.31  $1.12  $1.04  $1.00
Accumulation unit value at end of period                $1.33  $1.39  $1.09  $0.85  $1.27  $1.31  $1.12  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                        3      3      9      6      9     10     --     --
------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.20  $1.09  $0.87  $1.39  $1.35  $1.15  $1.04  $1.00
Accumulation unit value at end of period                $1.18  $1.20  $1.09  $0.87  $1.39  $1.35  $1.15  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                        6     19     15     17     31     28     16     --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.43  $1.15  $0.87  $1.39  $1.36  $1.17  $1.05  $1.00
Accumulation unit value at end of period                $1.34  $1.43  $1.15  $0.87  $1.39  $1.36  $1.17  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       12     12      8     23     30     30     49     --
------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.02  $0.90  $0.75  $1.20  $1.22  $1.09  $1.03  $1.00
Accumulation unit value at end of period                $1.05  $1.02  $0.90  $0.75  $1.20  $1.22  $1.09  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       24     22     19     10      7      5     45     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.02  $0.89  $0.74  $1.30  $1.17  $1.11  $1.03  $1.00
Accumulation unit value at end of period                $0.93  $1.02  $0.89  $0.74  $1.30  $1.17  $1.11  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       27     23     19     13      9      6     54     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.27  $1.08  $0.76  $1.45  $1.32  $1.14  $1.05  $1.00
Accumulation unit value at end of period                $1.17  $1.27  $1.08  $0.76  $1.45  $1.32  $1.14  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of period          $1.00     --     --     --     --     --     --     --
Accumulation unit value at end of period                $0.92     --     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       11     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period          $1.07  $1.02  $0.81  $1.14  $1.03  $1.00     --     --
Accumulation unit value at end of period                $1.10  $1.07  $1.02  $0.81  $1.14  $1.03     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       43     33     21     33     23     83     --     --
------------------------------------------------------------------------------------------------------------------



 8    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period          $1.40  $1.25  $0.93  $1.58  $1.39  $1.09  $1.00     --
Accumulation unit value at end of period                $1.30  $1.40  $1.25  $0.93  $1.58  $1.39  $1.09     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      5    113     96     78     --     --     --
------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.29  $1.07  $0.68  $1.24  $1.15  $1.05  $1.03  $1.00
Accumulation unit value at end of period                $1.22  $1.29  $1.07  $0.68  $1.24  $1.15  $1.05  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       61     27     51     48     13     12     11     --
------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.12  $0.98  $0.76  $1.20  $1.23  $1.07  $1.03  $1.00
Accumulation unit value at end of period                $1.09  $1.12  $0.98  $0.76  $1.20  $1.23  $1.07  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       29     25    111    152    174    238     98     --
------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.98  $0.86  $0.63  $1.06  $1.00     --     --     --
Accumulation unit value at end of period                $0.92  $0.98  $0.86  $0.63  $1.06     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       10     22    306    277    311     --     --     --
------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period          $1.06  $0.85  $0.60  $1.02  $1.00     --     --     --
Accumulation unit value at end of period                $1.07  $1.06  $0.85  $0.60  $1.02     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        4      4      1      1     --     --     --     --
------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period          $1.22  $1.10  $0.79  $1.26  $1.14  $1.07  $1.03  $1.00
Accumulation unit value at end of period                $1.22  $1.22  $1.10  $0.79  $1.26  $1.14  $1.07  $1.03
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --      5      4      1     --
------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period          $1.64  $1.21  $0.75  $1.24  $1.22  $1.09  $1.04  $1.00
Accumulation unit value at end of period                $1.46  $1.64  $1.21  $0.75  $1.24  $1.22  $1.09  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       10      2      2      2      7      6      2     --
------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period          $1.87  $1.66  $1.26  $2.03  $1.60  $1.23  $1.06  $1.00
Accumulation unit value at end of period                $1.99  $1.87  $1.66  $1.26  $2.03  $1.60  $1.23  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       36     26     26     25     21     11      8     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period          $1.06  $0.87  $0.62  $1.12  $1.23  $1.00     --     --
Accumulation unit value at end of period                $0.94  $1.06  $0.87  $0.62  $1.12  $1.23     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       13     16     65     71     54     78     --     --
------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period          $1.31  $1.00  $0.64  $1.21  $0.99  $1.00     --     --
Accumulation unit value at end of period                $1.21  $1.31  $1.00  $0.64  $1.21  $0.99     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        7      7      7      2      2     79     --     --
------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period          $0.93  $0.76  $0.57  $1.07  $1.05  $1.00     --     --
Accumulation unit value at end of period                $0.81  $0.93  $0.76  $0.57  $1.07  $1.05     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     67     73    107    107     --     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.42  $1.23  $0.89  $1.50  $1.42  $1.22  $1.07  $1.00
Accumulation unit value at end of period                $1.29  $1.42  $1.23  $0.89  $1.50  $1.42  $1.22  $1.07
Number of accumulation units outstanding at end of
period (000 omitted)                                       10     14      8      4     21      9      1     --
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.38  $1.21  $1.03  $1.21  $1.11  $1.04  $1.02  $1.00
Accumulation unit value at end of period                $1.39  $1.38  $1.21  $1.03  $1.21  $1.11  $1.04  $1.02
Number of accumulation units outstanding at end of
period (000 omitted)                                       13      9    207    182    194    133     40      2
------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.31  $1.07  $0.79  $1.28  $1.30  $1.14  $1.05  $1.00
Accumulation unit value at end of period                $1.27  $1.31  $1.07  $0.79  $1.28  $1.30  $1.14  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      1      2      3      3      3     --     --
------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period          $1.27  $1.13  $0.94  $1.12  $1.04  $1.00     --     --
Accumulation unit value at end of period                $1.29  $1.27  $1.13  $0.94  $1.12  $1.04     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       89     64    152    207    224    220     --     --
------------------------------------------------------------------------------------------------------------------



                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    9

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.24  $1.22  $0.97  $1.18  $1.19  $1.17  $1.04  $1.00
Accumulation unit value at end of period                $1.22  $1.24  $1.22  $0.97  $1.18  $1.19  $1.17  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      1      7      8      5     17      6     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period          $1.22  $1.11  $0.90  $1.61  $1.50  $1.18  $1.06  $1.00
Accumulation unit value at end of period                $1.01  $1.22  $1.11  $0.90  $1.61  $1.50  $1.18  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period          $1.13  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.07  $1.13     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.12  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.08  $1.12     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.12  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09  $1.12     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      680  1,977     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.05  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.08  $1.05     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.05  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.08  $1.05     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,239  1,088     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $0.99  $0.90  $0.69  $1.12  $1.09  $1.00     --     --
Accumulation unit value at end of period                $0.95  $0.99  $0.90  $0.69  $1.12  $1.09     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                        9     17    308    223    205    218     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.31  $1.08  $0.80  $1.27  $1.20  $1.04  $1.04  $1.00
Accumulation unit value at end of period                $1.22  $1.31  $1.08  $0.80  $1.27  $1.20  $1.04  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.10  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09  $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.10  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09  $1.10     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      242    244     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.11  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09  $1.11     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       15     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.12  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09  $1.12     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      386    465     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period          $1.07  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09  $1.07     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                    1,144  1,144     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period          $1.07  $1.00     --     --     --     --     --     --
Accumulation unit value at end of period                $1.09  $1.07     --     --     --     --     --     --
Number of accumulation units outstanding at end of
period (000 omitted)                                      203    205     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------



 10    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2011   2010   2009   2008   2007   2006   2005   2004
------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.43  $1.16  $0.85  $1.25  $1.32  $1.11  $1.05  $1.00
Accumulation unit value at end of period                $1.36  $1.43  $1.16  $0.85  $1.25  $1.32  $1.11  $1.05
Number of accumulation units outstanding at end of
period (000 omitted)                                       11     13    151    162    188    106     41      7
------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period          $2.07  $1.67  $1.12  $2.07  $1.79  $1.31  $1.09  $1.00
Accumulation unit value at end of period                $1.76  $2.07  $1.67  $1.12  $2.07  $1.79  $1.31  $1.09
Number of accumulation units outstanding at end of
period (000 omitted)                                       21     29     71     65     62     74     27      2
------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period          $1.35  $1.10  $0.78  $1.29  $1.24  $1.15  $1.04  $1.00
Accumulation unit value at end of period                $1.29  $1.35  $1.10  $0.78  $1.29  $1.24  $1.15  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       41     31     90     74    100     62     45     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.31  $1.13  $0.98  $1.69  $1.48  $1.21  $1.06  $1.00
Accumulation unit value at end of period                $1.13  $1.31  $1.13  $0.98  $1.69  $1.48  $1.21  $1.06
Number of accumulation units outstanding at end of
period (000 omitted)                                        2      2    103      1      5     14      1     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.42  $1.15  $0.78  $1.32  $1.24  $1.11  $1.04  $1.00
Accumulation unit value at end of period                $1.33  $1.42  $1.15  $0.78  $1.32  $1.24  $1.11  $1.04
Number of accumulation units outstanding at end of
period (000 omitted)                                       --     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (11/01/2005)
Accumulation unit value at beginning of period          $1.62  $1.28  $0.85  $1.45  $1.28  $1.05  $1.00     --
Accumulation unit value at end of period                $1.54  $1.62  $1.28  $0.85  $1.45  $1.28  $1.05     --
Number of accumulation units outstanding at end of
period (000 omitted)                                       --      4      4     --     --     --     --     --
------------------------------------------------------------------------------------------------------------------






                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    11

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
period                                      $1.26   $1.07   $0.71   $1.36   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period    $0.96   $1.26   $1.07   $0.71   $1.36   $1.14   $1.06      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                275     308     372     309     363     746     160      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.06   $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74   $0.97
Accumulation unit value at end of period    $1.12   $1.06   $0.95   $0.80   $1.35   $1.30   $1.12   $1.08   $0.98   $0.74
Number of accumulation units outstanding
at end of period (000 omitted)              3,097   3,865   5,230   6,632   8,669  10,042  10,828   9,073   5,594   2,924
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.69   $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92   $0.98
Accumulation unit value at end of period    $1.35   $1.69   $1.63   $1.23   $2.64   $2.52   $1.88   $1.63   $1.31   $0.92
Number of accumulation units outstanding
at end of period (000 omitted)              4,504   5,738   8,136  11,767  11,635  11,404   9,163   4,351   2,161     643
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.99   $0.88   $0.66   $1.21   $1.03   $0.83   $0.74   $0.65   $0.53   $0.66
Accumulation unit value at end of period    $0.86   $0.99   $0.88   $0.66   $1.21   $1.03   $0.83   $0.74   $0.65   $0.53
Number of accumulation units outstanding
at end of period (000 omitted)                255     328     349     483     718     801   1,011   1,182   1,240   1,036
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.37   $1.22   $0.92   $1.68   $1.44   $1.16   $1.03   $0.91   $0.73   $0.93
Accumulation unit value at end of period    $1.19   $1.37   $1.22   $0.92   $1.68   $1.44   $1.16   $1.03   $0.91   $0.73
Number of accumulation units outstanding
at end of period (000 omitted)                954   1,230   1,185   1,439   1,767   1,718   1,659   1,408     938     559
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                      $1.03   $0.87   $0.68   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $1.01   $1.03   $0.87   $0.68   $0.90      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,061   1,287   2,587   3,176   3,100      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
period                                      $1.06   $0.92   $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period    $1.06   $1.06   $0.92   $0.69   $1.19   $0.99   $1.04      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                628     824     884     782     920   4,333     941      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.79   $1.59   $1.34   $1.84   $1.95   $1.66   $1.59   $1.40   $1.10   $1.26
Accumulation unit value at end of period    $1.79   $1.79   $1.59   $1.34   $1.84   $1.95   $1.66   $1.59   $1.40   $1.10
Number of accumulation units outstanding
at end of period (000 omitted)                318     434     579     726   1,098   1,260   1,395   1,239   1,293   1,194
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.45   $1.29   $1.08   $1.49   $1.59   $1.35   $1.30   $1.15   $0.90   $1.04
Accumulation unit value at end of period    $1.45   $1.45   $1.29   $1.08   $1.49   $1.59   $1.35   $1.30   $1.15   $0.90
Number of accumulation units outstanding
at end of period (000 omitted)              3,902   5,111   6,018   7,174   9,957  10,957  10,497   6,900   4,207   2,339
-----------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.04   $0.93   $0.75   $1.10   $1.08   $1.00   $0.95   $0.88   $0.75   $0.86
Accumulation unit value at end of period    $1.07   $1.04   $0.93   $0.75   $1.10   $1.08   $1.00   $0.95   $0.88   $0.75
Number of accumulation units outstanding
at end of period (000 omitted)                868   1,043   1,088   1,279   1,519   1,455   1,195     895     475     348
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.07   $0.96   $0.78   $1.12   $1.11   $0.98   $0.95   $0.87   $0.73   $0.84
Accumulation unit value at end of period    $1.09   $1.07   $0.96   $0.78   $1.12   $1.11   $0.98   $0.95   $0.87   $0.73
Number of accumulation units outstanding
at end of period (000 omitted)              1,727   2,222   2,605   1,564   2,567   2,359   2,268   2,153   1,566   1,122
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.15   $1.16   $1.16   $1.15   $1.10   $1.06   $1.04   $1.04   $1.04   $1.04
Accumulation unit value at end of period    $1.14   $1.15   $1.16   $1.16   $1.15   $1.10   $1.06   $1.04   $1.04   $1.04
Number of accumulation units outstanding
at end of period (000 omitted)              6,770   8,242  11,219  20,529  16,724  14,587  10,666  11,956  12,254  15,264
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.53   $1.43   $1.25   $1.35   $1.29   $1.25   $1.23   $1.19   $1.14   $1.09
Accumulation unit value at end of period    $1.62   $1.53   $1.43   $1.25   $1.35   $1.29   $1.25   $1.23   $1.19   $1.14
Number of accumulation units outstanding
at end of period (000 omitted)             11,850  14,745  36,166  36,244  35,353  31,453  19,926  12,488  10,290   7,749
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.66   $1.43   $1.13   $1.91   $1.78   $1.50   $1.33   $1.14   $0.81   $1.01
Accumulation unit value at end of period    $1.56   $1.66   $1.43   $1.13   $1.91   $1.78   $1.50   $1.33   $1.14   $0.81
Number of accumulation units outstanding
at end of period (000 omitted)              9,056  12,073  25,983  25,626  25,064  25,790  17,139  10,241   4,410   2,358
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.75   $0.65   $0.53   $0.92   $0.90   $0.78   $0.74   $0.71   $0.55   $0.71
Accumulation unit value at end of period    $0.79   $0.75   $0.65   $0.53   $0.92   $0.90   $0.78   $0.74   $0.71   $0.55
Number of accumulation units outstanding
at end of period (000 omitted)              8,293  10,181  12,183  14,518  17,373  19,411  11,370   2,982     815     363
-----------------------------------------------------------------------------------------------------------------------------



 12    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $3.18   $2.68   $1.55   $3.37   $2.46   $1.85   $1.39   $1.13   $0.81   $0.87
Accumulation unit value at end of period    $2.50   $3.18   $2.68   $1.55   $3.37   $2.46   $1.85   $1.39   $1.13   $0.81
Number of accumulation units outstanding
at end of period (000 omitted)              1,534   1,778   3,010   4,784   3,347   3,067   2,792     711     217     149
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.82   $1.72   $1.55   $1.57   $1.47   $1.39   $1.47   $1.35   $1.20   $1.05
Accumulation unit value at end of period    $1.89   $1.82   $1.72   $1.55   $1.57   $1.47   $1.39   $1.47   $1.35   $1.20
Number of accumulation units outstanding
at end of period (000 omitted)              3,385   4,348  10,317  10,760  10,966   9,253   6,917   4,157   2,454   1,346
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.22   $1.18   $1.11   $1.12   $1.04   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period    $1.33   $1.22   $1.18   $1.11   $1.12   $1.04   $1.04   $1.02      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              5,081   5,961  17,784   9,290   9,325  10,578   6,543      21      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
period                                      $1.28   $1.15   $0.81   $1.08   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.36   $1.28   $1.15   $0.81   $1.08   $1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,052   1,043   1,201   1,374   2,102   2,297      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.82   $1.61   $1.05   $1.42   $1.40   $1.28   $1.24   $1.12   $0.90   $0.97
Accumulation unit value at end of period    $1.91   $1.82   $1.61   $1.05   $1.42   $1.40   $1.28   $1.24   $1.12   $0.90
Number of accumulation units outstanding
at end of period (000 omitted)              3,985   5,649   7,246   8,622  12,510  14,822  16,084  14,646   9,939   5,182
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.44   $1.28   $0.91   $1.13   $1.11   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period    $1.52   $1.44   $1.28   $0.91   $1.13   $1.11   $1.03   $1.01      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              2,367   2,602  12,726   7,714   6,770   6,653   1,815       6      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.02   $0.90   $0.71   $1.20   $1.07   $0.87   $0.77   $0.66   $0.52   $0.64
Accumulation unit value at end of period    $0.88   $1.02   $0.90   $0.71   $1.20   $1.07   $0.87   $0.77   $0.66   $0.52
Number of accumulation units outstanding
at end of period (000 omitted)              1,288   1,549   1,835   2,245   2,990   3,257   3,145   2,082     359     191
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.53   $0.46   $0.34   $0.61   $0.60   $0.54   $0.50   $0.47   $0.39   $0.53
Accumulation unit value at end of period    $0.51   $0.53   $0.46   $0.34   $0.61   $0.60   $0.54   $0.50   $0.47   $0.39
Number of accumulation units outstanding
at end of period (000 omitted)              3,823   5,077   5,927   7,359  10,651  12,217  13,724   6,535   5,159   3,200
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.09   $0.90   $0.72   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.05   $1.09   $0.90   $0.72   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              3,253   4,382  20,511  16,940  11,279   7,246      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.00   $0.89   $0.65   $1.27   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.83   $1.00   $0.89   $0.65   $1.27   $1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                847   1,089   1,464   1,986   1,950   3,548      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
period                                      $1.53   $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85   $1.00
Accumulation unit value at end of period    $1.29   $1.53   $1.22   $0.75   $1.37   $1.22   $1.23   $1.12   $1.04   $0.85
Number of accumulation units outstanding
at end of period (000 omitted)                640     835   1,066   1,091   1,416   1,560   1,403   1,420     998     351
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
period                                      $1.38   $1.14   $0.81   $1.49   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period    $1.26   $1.38   $1.14   $0.81   $1.49   $1.36   $1.19      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                970   1,211   2,304   3,561   2,944   5,108     351      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.94   $0.82   $0.66   $1.06   $1.01   $0.89   $0.85   $0.78   $0.61   $0.80
Accumulation unit value at end of period    $0.95   $0.94   $0.82   $0.66   $1.06   $1.01   $0.89   $0.85   $0.78   $0.61
Number of accumulation units outstanding
at end of period (000 omitted)              2,864   3,730   4,854   5,907   7,782   8,282   8,983   9,237   6,233   3,963
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.12   $0.94   $0.75   $1.25   $1.27   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period    $1.10   $1.12   $0.94   $0.75   $1.25   $1.27   $1.07   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                256     168      91      95     137     187      70      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.46   $1.16   $0.83   $1.37   $1.44   $1.30   $1.25   $1.06   $0.72   $0.88
Accumulation unit value at end of period    $1.32   $1.46   $1.16   $0.83   $1.37   $1.44   $1.30   $1.25   $1.06   $0.72
Number of accumulation units outstanding
at end of period (000 omitted)                665     926   1,132   1,628   1,938   2,442   3,007   2,896   1,716     913
-----------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    13

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.29   $1.26   $1.21   $1.25   $1.19   $1.16   $1.15   $1.15   $1.14   $1.09
Accumulation unit value at end of period    $1.30   $1.29   $1.26   $1.21   $1.25   $1.19   $1.16   $1.15   $1.15   $1.14
Number of accumulation units outstanding
at end of period (000 omitted)              4,940   6,564   6,838   7,386   8,083   9,055  10,771  11,923   9,919   8,720
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.02   $0.88   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.89   $1.02   $0.88   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,206   1,289   1,510   1,174     752   2,782      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.17   $1.08   $0.75   $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.19   $1.17   $1.08   $0.75   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              2,928   2,988   8,896   7,053   6,237   6,662      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.07   $0.92   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.03   $1.07   $0.92   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              7,349   9,628  13,436  20,314  16,371  14,295      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.01   $0.89   $0.70   $1.22   $1.10   $0.98   $0.92   $0.87   $0.71   $0.86
Accumulation unit value at end of period    $1.02   $1.01   $0.89   $0.70   $1.22   $1.10   $0.98   $0.92   $0.87   $0.71
Number of accumulation units outstanding
at end of period (000 omitted)                619     857   1,099   1,479   2,257   2,651   3,096   3,183   3,179   2,833
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.16   $1.02   $0.81   $1.40   $1.26   $1.13   $1.06   $1.01   $0.82   $1.00
Accumulation unit value at end of period    $1.17   $1.16   $1.02   $0.81   $1.40   $1.26   $1.13   $1.06   $1.01   $0.82
Number of accumulation units outstanding
at end of period (000 omitted)              3,672   5,019   6,741   8,267  10,186  12,329  13,335  11,997   6,872   2,998
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.34   $1.83   $1.32   $2.19   $1.91   $1.71   $1.46   $1.18   $0.86   $0.96
Accumulation unit value at end of period    $2.07   $2.34   $1.83   $1.32   $2.19   $1.91   $1.71   $1.46   $1.18   $0.86
Number of accumulation units outstanding
at end of period (000 omitted)                722     990   1,300   1,840   2,617   2,925   3,232   3,218   2,990   2,759
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                      $2.50   $1.96   $1.41   $2.36   $2.06   $1.85   $1.58   $1.27   $0.93   $1.04
Accumulation unit value at end of period    $2.21   $2.50   $1.96   $1.41   $2.36   $2.06   $1.85   $1.58   $1.27   $0.93
Number of accumulation units outstanding
at end of period (000 omitted)              5,651   7,443  11,345  14,767  16,235  17,466  16,249  12,408   7,511   3,349
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.14   $1.02   $0.81   $1.46   $1.25   $1.07   $0.91   $0.80   $0.57   $0.72
Accumulation unit value at end of period    $0.94   $1.14   $1.02   $0.81   $1.46   $1.25   $1.07   $0.91   $0.80   $0.57
Number of accumulation units outstanding
at end of period (000 omitted)                172     236     276     423     796   1,016   1,064   1,166     780     832
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.49   $1.33   $1.06   $1.91   $1.64   $1.40   $1.19   $1.06   $0.75   $0.95
Accumulation unit value at end of period    $1.22   $1.49   $1.33   $1.06   $1.91   $1.64   $1.40   $1.19   $1.06   $0.75
Number of accumulation units outstanding
at end of period (000 omitted)              1,667   2,645   3,386   4,277   5,424   5,781   5,952   5,831   2,326     836
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.70   $1.42   $1.20   $2.10   $2.67   $2.23   $1.98   $1.51   $1.12   $1.11
Accumulation unit value at end of period    $1.59   $1.70   $1.42   $1.20   $2.10   $2.67   $2.23   $1.98   $1.51   $1.12
Number of accumulation units outstanding
at end of period (000 omitted)              1,774   2,253   2,898   3,752   5,585   8,096   9,097   7,490   4,889   2,603
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.34   $1.84   $1.44   $2.16   $2.23   $1.92   $1.78   $1.45   $1.10   $1.23
Accumulation unit value at end of period    $2.24   $2.34   $1.84   $1.44   $2.16   $2.23   $1.92   $1.78   $1.45   $1.10
Number of accumulation units outstanding
at end of period (000 omitted)              1,722   2,401   3,032   3,524   4,553   5,190   5,121   3,861   2,159   1,333
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.34   $1.21   $0.97   $1.55   $1.51   $1.29   $1.17   $1.05   $0.85   $0.97
Accumulation unit value at end of period    $1.32   $1.34   $1.21   $0.97   $1.55   $1.51   $1.29   $1.17   $1.05   $0.85
Number of accumulation units outstanding
at end of period (000 omitted)              3,385   4,613   5,877   7,136   9,225   9,112   7,513   4,483   2,574     801
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.52   $2.03   $1.54   $2.46   $2.40   $2.09   $1.86   $1.49   $1.17   $1.24
Accumulation unit value at end of period    $2.34   $2.52   $2.03   $1.54   $2.46   $2.40   $2.09   $1.86   $1.49   $1.17
Number of accumulation units outstanding
at end of period (000 omitted)              2,712   3,666   4,665   6,095   8,658  10,266  10,617   6,770   4,304   2,280
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.47   $1.14   $0.90   $1.37   $1.65   $1.48   $1.41   $1.22   $0.84   $1.00
Accumulation unit value at end of period    $1.47   $1.47   $1.14   $0.90   $1.37   $1.65   $1.48   $1.41   $1.22   $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                 31      38      61      93     162     240     294     435     382     417
-----------------------------------------------------------------------------------------------------------------------------



 14    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.88   $0.78   $0.65   $1.04   $1.07   $0.95   $0.90   $0.79   $0.62   $0.79
Accumulation unit value at end of period    $0.91   $0.88   $0.78   $0.65   $1.04   $1.07   $0.95   $0.90   $0.79   $0.62
Number of accumulation units outstanding
at end of period (000 omitted)              3,619   4,755   5,810   6,981   8,779  10,535  11,511   4,998   3,397   2,661
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.60   $0.53   $0.44   $0.77   $0.69   $0.65   $0.60   $0.57   $0.44   $0.59
Accumulation unit value at end of period    $0.55   $0.60   $0.53   $0.44   $0.77   $0.69   $0.65   $0.60   $0.57   $0.44
Number of accumulation units outstanding
at end of period (000 omitted)                146     303     345     491     702     821     930   1,017     936     912
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                      $0.97   $0.85   $0.71   $1.25   $1.12   $1.07   $0.99   $0.94   $0.73   $0.98
Accumulation unit value at end of period    $0.89   $0.97   $0.85   $0.71   $1.25   $1.12   $1.07   $0.99   $0.94   $0.73
Number of accumulation units outstanding
at end of period (000 omitted)              2,781   3,522   4,074   4,425   4,976   5,571   7,136   1,822     765     424
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.25   $1.06   $0.75   $1.43   $1.30   $1.13   $1.03   $0.90   $0.67   $0.86
Accumulation unit value at end of period    $1.16   $1.25   $1.06   $0.75   $1.43   $1.30   $1.13   $1.03   $0.90   $0.67
Number of accumulation units outstanding
at end of period (000 omitted)                228     252     351     425     507     646     694     711     742     772
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.40   $1.19   $0.84   $1.61   $1.47   $1.27   $1.17   $1.02   $0.76   $0.98
Accumulation unit value at end of period    $1.29   $1.40   $1.19   $0.84   $1.61   $1.47   $1.27   $1.17   $1.02   $0.76
Number of accumulation units outstanding
at end of period (000 omitted)                390     577     559     733     969   1,132   1,066   1,023     738     426
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of
period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $0.92      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                550      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.06   $1.01   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.09   $1.06   $1.01   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                471     504     601     590     419   1,896      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
period                                      $1.39   $1.24   $0.93   $1.57   $1.39   $1.09   $1.00      --      --      --
Accumulation unit value at end of period    $1.28   $1.39   $1.24   $0.93   $1.57   $1.39   $1.09      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,103   1,381   6,218   5,525   2,450      32      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                      $0.88   $0.73   $0.47   $0.85   $0.80   $0.73   $0.72   $0.69   $0.48   $0.91
Accumulation unit value at end of period    $0.83   $0.88   $0.73   $0.47   $0.85   $0.80   $0.73   $0.72   $0.69   $0.48
Number of accumulation units outstanding
at end of period (000 omitted)                986   1,234   1,165   1,165   1,261   1,350   1,704     718     403     215
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.11   $0.97   $0.76   $1.19   $1.23   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period    $1.08   $1.11   $0.97   $0.76   $1.19   $1.23   $1.07   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              4,369   5,259   9,931  12,695  11,798  13,974  10,069      65      --      --
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.70   $0.57   $0.39   $0.71   $0.59   $0.52   $0.47   $0.39   $0.29   $0.41
Accumulation unit value at end of period    $0.69   $0.70   $0.57   $0.39   $0.71   $0.59   $0.52   $0.47   $0.39   $0.29
Number of accumulation units outstanding
at end of period (000 omitted)                382     564     636     712     774     848   1,075   1,194   1,263   1,297
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.57   $0.46   $0.30   $0.54   $0.44   $0.41   $0.37   $0.37   $0.26   $0.44
Accumulation unit value at end of period    $0.52   $0.57   $0.46   $0.30   $0.54   $0.44   $0.41   $0.37   $0.37   $0.26
Number of accumulation units outstanding
at end of period (000 omitted)              1,129   1,435   1,480   1,274   1,368   1,138   1,248   1,311   1,434   1,198
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.97   $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.91   $0.97   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,767   2,041  17,067  13,325   8,417      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.94   $1.56   $0.88   $1.85   $1.46   $1.00   $0.77   $0.65   $0.49   $0.66
Accumulation unit value at end of period    $1.30   $1.94   $1.56   $0.88   $1.85   $1.46   $1.00   $0.77   $0.65   $0.49
Number of accumulation units outstanding
at end of period (000 omitted)              1,933   2,727   3,464   4,541   5,011   4,995   5,056   5,176   4,688   3,862
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of
period                                      $1.06   $0.85   $0.60   $1.02   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $1.06   $1.06   $0.85   $0.60   $1.02      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 80      87      94      64      46      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    15

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.72   $0.64   $0.47   $0.74   $0.68   $0.63   $0.61   $0.57   $0.47   $0.65
Accumulation unit value at end of period    $0.71   $0.72   $0.64   $0.47   $0.74   $0.68   $0.63   $0.61   $0.57   $0.47
Number of accumulation units outstanding
at end of period (000 omitted)              2,457   3,018   4,024   5,305   6,287   7,893   8,647   7,097   5,911   4,123
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.24   $0.92   $0.57   $0.95   $0.94   $0.83   $0.80   $0.76   $0.57   $0.85
Accumulation unit value at end of period    $1.10   $1.24   $0.92   $0.57   $0.95   $0.94   $0.83   $0.80   $0.76   $0.57
Number of accumulation units outstanding
at end of period (000 omitted)              1,567   2,028   2,644   3,033   3,572   4,031   4,783   5,498   5,373   4,442
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
period                                      $2.07   $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68   $0.89
Accumulation unit value at end of period    $2.18   $2.07   $1.83   $1.39   $2.25   $1.78   $1.37   $1.18   $0.92   $0.68
Number of accumulation units outstanding
at end of period (000 omitted)              1,422   1,828   2,262   2,719   3,277   3,617   2,792   1,406     718     283
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.05   $0.86   $0.61   $1.11   $1.23   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.93   $1.05   $0.86   $0.61   $1.11   $1.23      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                931     966   3,120   4,528   2,291   2,781      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.30   $0.99   $0.64   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.20   $1.30   $0.99   $0.64   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                673     774   1,089   1,210   1,294   2,389      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
period                                      $0.92   $0.76   $0.57   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.80   $0.92   $0.76   $0.57   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                636     714   4,378   4,519   3,528   3,236      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.40   $1.22   $0.88   $1.49   $1.41   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period    $1.27   $1.40   $1.22   $0.88   $1.49   $1.41   $1.21   $1.07      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,190   1,599   1,943   2,308   3,032   3,158   1,793      45      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.37   $1.20   $1.02   $1.20   $1.11   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period    $1.37   $1.37   $1.20   $1.02   $1.20   $1.11   $1.04   $1.02      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              9,900  13,311  28,569  31,552  30,934  20,585   9,132     152      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.30   $1.06   $0.78   $1.27   $1.30   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period    $1.26   $1.30   $1.06   $0.78   $1.27   $1.30   $1.14   $1.05      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                454     619     844   1,049   1,233   1,204     468      15      --      --
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.26   $1.13   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.28   $1.26   $1.13   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              3,840   3,896  11,742  12,942   9,560   9,475      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.15   $1.13   $0.90   $1.10   $1.11   $1.09   $0.97   $0.91   $0.78   $0.98
Accumulation unit value at end of period    $1.13   $1.15   $1.13   $0.90   $1.10   $1.11   $1.09   $0.97   $0.91   $0.78
Number of accumulation units outstanding
at end of period (000 omitted)                505     581     765   1,013   1,144   1,397   1,837   1,481   1,270     748
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.32   $1.21   $0.98   $1.75   $1.63   $1.29   $1.15   $1.00   $0.78   $0.96
Accumulation unit value at end of period    $1.09   $1.32   $1.21   $0.98   $1.75   $1.63   $1.29   $1.15   $1.00   $0.78
Number of accumulation units outstanding
at end of period (000 omitted)                813   1,000   1,406   1,843   2,419   2,803   3,193   3,359   3,718   2,109
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                551     785      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.88   $2.23   $1.42   $2.53   $2.45   $2.04   $1.84   $1.63   $1.10   $1.27
Accumulation unit value at end of period    $2.51   $2.88   $2.23   $1.42   $2.53   $2.45   $2.04   $1.84   $1.63   $1.10
Number of accumulation units outstanding
at end of period (000 omitted)                154     221     275     317     577     703     808     831     831     789
-----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.10   $1.86   $1.29   $2.30   $2.44   $2.12   $1.86   $1.57   $1.11   $1.25
Accumulation unit value at end of period    $1.64   $2.10   $1.86   $1.29   $2.30   $2.44   $2.12   $1.86   $1.57   $1.11
Number of accumulation units outstanding
at end of period (000 omitted)                272     354     448     677   1,123   1,416   1,537   1,606   1,714   1,631
-----------------------------------------------------------------------------------------------------------------------------



 16    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              2,418     782      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             10,873  12,544      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              3,714   1,170      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             13,381  11,054      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                      $0.98   $0.89   $0.68   $1.12   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.94   $0.98   $0.89   $0.68   $1.12   $1.09      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,545   1,786  17,213  10,554   7,024   7,764      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.30   $1.07   $0.79   $1.26   $1.20   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period    $1.20   $1.30   $1.07   $0.79   $1.26   $1.20   $1.04   $1.04      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                114     125     133     261     377     381     339      45      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.10   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.09   $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             10,721   5,136      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.10   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.09   $1.10      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             82,805  97,423      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              8,285   3,243      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             49,673  54,821      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              4,225   1,619      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             26,508  28,686      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
Accumulation unit value at beginning of
period                                      $2.05   $1.66   $1.22   $1.80   $1.91   $1.60   $1.52   $1.28   $0.93   $1.07
Accumulation unit value at end of period    $1.94   $2.05   $1.66   $1.22   $1.80   $1.91   $1.60   $1.52   $1.28   $0.93
Number of accumulation units outstanding
at end of period (000 omitted)              2,293   2,885   8,642   9,275   8,677   7,149   7,106   4,860   4,184   2,710
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.94   $1.57   $1.05   $1.95   $1.69   $1.24   $1.03   $0.80   $0.54   $0.63
Accumulation unit value at end of period    $1.64   $1.94   $1.57   $1.05   $1.95   $1.69   $1.24   $1.03   $0.80   $0.54
Number of accumulation units outstanding
at end of period (000 omitted)              4,351   5,556   9,670  10,494  11,177  12,711  11,740   7,114   4,070   1,930
-----------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.00   $1.63   $1.16   $1.93   $1.85   $1.73   $1.56   $1.33   $0.94   $1.13
Accumulation unit value at end of period    $1.91   $2.00   $1.63   $1.16   $1.93   $1.85   $1.73   $1.56   $1.33   $0.94
Number of accumulation units outstanding
at end of period (000 omitted)              4,825   6,432   9,667  11,268  13,451  14,502  14,569  10,599   6,621   2,942
-----------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    17

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                      $1.24   $1.10   $0.96   $1.37   $1.28   $1.15   $1.10   $1.02   $0.84   $0.97
Accumulation unit value at end of period    $1.31   $1.24   $1.10   $0.96   $1.37   $1.28   $1.15   $1.10   $1.02   $0.84
Number of accumulation units outstanding
at end of period (000 omitted)              1,265   1,540   1,871   2,101   2,512   2,477   2,532   2,515   2,471   2,188
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.29   $1.12   $0.98   $1.68   $1.48   $1.21   $1.06   $1.00      --      --
Accumulation unit value at end of period    $1.12   $1.29   $1.12   $0.98   $1.68   $1.48   $1.21   $1.06      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,099   1,530   6,732     836   1,104   1,366   1,120      14      --      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.54   $1.26   $0.86   $1.44   $1.36   $1.22   $1.14   $0.97   $0.72   $0.99
Accumulation unit value at end of period    $1.45   $1.54   $1.26   $0.86   $1.44   $1.36   $1.22   $1.14   $0.97   $0.72
Number of accumulation units outstanding
at end of period (000 omitted)              1,053     683     826     977   1,125   1,281   1,387   1,549   1,450     884
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                      $1.48   $1.18   $0.78   $1.34   $1.18   $0.97   $0.92   $0.81   $0.58   $0.94
Accumulation unit value at end of period    $1.40   $1.48   $1.18   $0.78   $1.34   $1.18   $0.97   $0.92   $0.81   $0.58
Number of accumulation units outstanding
at end of period (000 omitted)              1,068   1,632   1,942   1,865   2,522   1,762   1,473   1,593   1,080     587
-----------------------------------------------------------------------------------------------------------------------------






 18    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $1.37    $1.16   $0.77   $1.47   $1.24  $1.00
Accumulation unit value at end of period                      $1.04    $1.37   $1.16   $0.77   $1.47  $1.24
Number of accumulation units outstanding at end of period
(000 omitted)                                                   457      541     575     523     543    369
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $0.96    $0.85   $0.72   $1.22   $1.17  $1.00
Accumulation unit value at end of period                      $1.01    $0.96   $0.85   $0.72   $1.22  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   297      342     403     480     539     98
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $0.82    $0.79   $0.60   $1.29   $1.23  $1.00
Accumulation unit value at end of period                      $0.66    $0.82   $0.79   $0.60   $1.29  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,876    2,367   8,672  19,629   9,236  2,322
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $1.14    $1.04   $0.77   $1.29   $1.14  $1.00
Accumulation unit value at end of period                      $1.09    $1.14   $1.04   $0.77   $1.29  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                    94       94      87      79      78     15
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                $1.28    $1.09   $0.84   $1.13   $1.17  $1.00
Accumulation unit value at end of period                      $1.26    $1.28   $1.09   $0.84   $1.13  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,186    1,278   5,095   5,525   5,416    222
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                $1.16    $1.01   $0.76   $1.31   $1.09  $1.00
Accumulation unit value at end of period                      $1.16    $1.16   $1.01   $0.76   $1.31  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   460      505     514     565     376  2,202
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                $1.06    $0.94   $0.79   $1.09   $1.17  $1.00
Accumulation unit value at end of period                      $1.06    $1.06   $0.94   $0.79   $1.09  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,964    1,982   1,932   1,749   2,079    509
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.08    $0.97   $0.78   $1.13   $1.12  $1.00
Accumulation unit value at end of period                      $1.09    $1.08   $0.97   $0.78   $1.13  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   549      572     656     204     215     26
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $0.99    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    69       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.05    $1.06   $1.07   $1.06   $1.02  $1.00
Accumulation unit value at end of period                      $1.05    $1.05   $1.06   $1.07   $1.06  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,527    2,560   4,369   6,188   3,844  2,374
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.02    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.02      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   118       47      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.22    $1.14   $1.00   $1.08   $1.04  $1.00
Accumulation unit value at end of period                      $1.30    $1.22   $1.14   $1.00   $1.08  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                 5,199    5,798  65,945  53,345  39,535  9,494
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.14    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    20        1      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.05    $0.91   $0.72   $1.22   $1.14  $1.00
Accumulation unit value at end of period                      $0.99    $1.05   $0.91   $0.72   $1.22  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                 3,667    4,185  49,381  36,484  17,683  5,496
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.26    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    19

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $0.97    $0.83   $0.68   $1.18   $1.16  $1.00
Accumulation unit value at end of period                      $1.01    $0.97   $0.83   $0.68   $1.18  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   130      134     142     166     252      4
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.22    $1.00      --      --      --     --
Accumulation unit value at end of period                      $0.95    $1.22      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    15        1      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.67    $1.40   $0.81   $1.77   $1.29  $1.00
Accumulation unit value at end of period                      $1.31    $1.67   $1.40   $0.81   $1.77  $1.29
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,312    1,289   6,199  11,398   4,624  1,065
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.04    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    81       50      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.27    $1.20   $1.09   $1.10   $1.04  $1.00
Accumulation unit value at end of period                      $1.32    $1.27   $1.20   $1.09   $1.10  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,639    1,897  21,067  17,305  13,183  2,629
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.02    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.11    $1.02      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    58       13      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.18    $1.14   $1.08   $1.09   $1.01  $1.00
Accumulation unit value at end of period                      $1.29    $1.18   $1.14   $1.08   $1.09  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                 3,019    2,940  33,459  10,749   8,367  3,500
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                $1.28    $1.16   $0.81   $1.09   $1.08  $1.00
Accumulation unit value at end of period                      $1.36    $1.28   $1.16   $0.81   $1.09  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   719      759     771     525     493    202
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.08    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.13    $1.08      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    47       13      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.38    $1.22   $0.80   $1.08   $1.07  $1.00
Accumulation unit value at end of period                      $1.44    $1.38   $1.22   $0.80   $1.08  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   765      889     805     733     896    199
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.13    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    67       42      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.37    $1.22   $0.87   $1.08   $1.06  $1.00
Accumulation unit value at end of period                      $1.45    $1.37   $1.22   $0.87   $1.08  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,546    1,582  28,173  13,694   9,778  3,255
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.19    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.04    $1.19      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    12        3      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.10    $0.97   $0.77   $1.30   $1.17  $1.00
Accumulation unit value at end of period                      $0.95    $1.10   $0.97   $0.77   $1.30  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   296      158     143     125     122     85
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.16    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------



 20    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.03    $0.89   $0.65   $1.18   $1.16  $1.00
Accumulation unit value at end of period                      $0.99    $1.03   $0.89   $0.65   $1.18  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   190      242     240     447     651     39
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.01    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.02    $1.01      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    12       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period                $1.18    $0.98   $0.78   $1.30   $1.12  $1.00
Accumulation unit value at end of period                      $1.14    $1.18   $0.98   $0.78   $1.30  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,771    3,058  40,570  25,462  13,265  3,408
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                $1.13    $1.00   $0.73   $1.43   $1.21  $1.00
Accumulation unit value at end of period                      $0.94    $1.13   $1.00   $0.73   $1.43  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                   548      612     805     895     542  1,471
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.27    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.27      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     4        1      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.41    $1.13   $0.70   $1.27   $1.13  $1.00
Accumulation unit value at end of period                      $1.19    $1.41   $1.13   $0.70   $1.27  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                    83       91     108      44      33      1
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.26    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.15    $1.26      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    40       36      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.14    $0.93   $0.67   $1.23   $1.12  $1.00
Accumulation unit value at end of period                      $1.03    $1.14   $0.93   $0.67   $1.23  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   556      657   3,436   5,567   3,208  2,769
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.06    $0.93   $0.74   $1.19   $1.15  $1.00
Accumulation unit value at end of period                      $1.07    $1.06   $0.93   $0.74   $1.19  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   553      512     239     225     177     17
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.20    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.17    $1.20      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.03    $0.86   $0.69   $1.14   $1.16  $1.00
Accumulation unit value at end of period                      $1.00    $1.03   $0.86   $0.69   $1.14  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   200      201      46      25      46     22
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.27    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.15    $1.27      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     4        4      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.15    $0.92   $0.66   $1.08   $1.14  $1.00
Accumulation unit value at end of period                      $1.04    $1.15   $0.92   $0.66   $1.08  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                    57       57      39      40      24     13
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.01    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    47       13      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.10    $1.08   $1.03   $1.07   $1.02  $1.00
Accumulation unit value at end of period                      $1.11    $1.10   $1.08   $1.03   $1.07  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,875    1,695   1,227   1,284     354     74
---------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    21

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                $1.00       --      --      --      --     --
Accumulation unit value at end of period                      $0.95       --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    52       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                $1.04    $0.90   $0.76   $1.15   $0.99  $1.00
Accumulation unit value at end of period                      $0.90    $1.04   $0.90   $0.76   $1.15  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                   751      720     677     524     327  1,503
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.04    $0.95   $0.77   $1.35   $1.16  $1.00
Accumulation unit value at end of period                      $0.88    $1.04   $0.95   $0.77   $1.35  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   112      107     133      96      39     13
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                $1.15    $1.07   $0.75   $1.03   $1.02  $1.00
Accumulation unit value at end of period                      $1.17    $1.15   $1.07   $0.75   $1.03  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,593    1,698  17,103  10,945   7,332  2,824
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.15    $0.99   $0.74   $1.30   $1.12  $1.00
Accumulation unit value at end of period                      $1.11    $1.15   $0.99   $0.74   $1.30  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 4,252    4,934  12,509  24,724  15,405  5,888
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.35    $1.06   $0.77   $1.28   $1.12  $1.00
Accumulation unit value at end of period                      $1.20    $1.35   $1.06   $0.77   $1.28  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,856    3,483  12,950  16,441   8,335  2,560
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.05    $0.94   $0.75   $1.35   $1.17  $1.00
Accumulation unit value at end of period                      $0.86    $1.05   $0.94   $0.75   $1.35  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   959      986     970     842     615    207
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $0.78    $0.65   $0.55   $0.96   $1.22  $1.00
Accumulation unit value at end of period                      $0.73    $0.78   $0.65   $0.55   $0.96  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                   862      887     673     680     650    515
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.20    $0.94   $0.73   $1.11   $1.14  $1.00
Accumulation unit value at end of period                      $1.14    $1.20   $0.94   $0.73   $1.11  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,289    1,389   1,361   1,250   1,230    500
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.00    $0.91   $0.73   $1.17   $1.14  $1.00
Accumulation unit value at end of period                      $0.98    $1.00   $0.91   $0.73   $1.17  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,583    2,008   2,267   2,178   2,149    465
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                $0.92    $0.83   $0.69   $1.10   $1.13  $1.00
Accumulation unit value at end of period                      $0.95    $0.92   $0.83   $0.69   $1.10  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   330      330     334     327     442    173
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $0.98    $0.85   $0.71   $1.25   $1.13  $1.00
Accumulation unit value at end of period                      $0.89    $0.98   $0.85   $0.71   $1.25  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   131      150     202     184     179     45
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.10    $0.93   $0.66   $1.26   $1.15  $1.00
Accumulation unit value at end of period                      $1.01    $1.10   $0.93   $0.66   $1.26  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   415      427     448     549     500    165
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period                $1.00       --      --      --      --     --
Accumulation unit value at end of period                      $0.92       --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   525       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.11    $1.07   $0.84   $1.20   $1.08  $1.00
Accumulation unit value at end of period                      $1.14    $1.11   $1.07   $0.84   $1.20  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   527      590     568     523     591  1,004
---------------------------------------------------------------------------------------------------------------



 22    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.22    $1.09   $0.82   $1.38   $1.22  $1.00
Accumulation unit value at end of period                      $1.12    $1.22   $1.09   $0.82   $1.38  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                   858      976  15,690  12,686   4,981    100
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.02    $0.89   $0.70   $1.09   $1.13  $1.00
Accumulation unit value at end of period                      $0.99    $1.02   $0.89   $0.70   $1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   906      983  12,830  16,049   9,159  4,172
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.97    $0.85   $0.63   $1.06   $1.00     --
Accumulation unit value at end of period                      $0.90    $0.97   $0.85   $0.63   $1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,266    2,566  42,014  28,397  15,952     --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period                $1.05    $0.85   $0.60   $1.02   $1.00     --
Accumulation unit value at end of period                      $1.06    $1.05   $0.85   $0.60   $1.02     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   243      270     253     260     255     --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                $1.19    $1.07   $0.78   $1.24   $1.13  $1.00
Accumulation unit value at end of period                      $1.19    $1.19   $1.07   $0.78   $1.24  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   324      315     206      99      65      1
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                $1.40    $1.24   $0.94   $1.53   $1.21  $1.00
Accumulation unit value at end of period                      $1.47    $1.40   $1.24   $0.94   $1.53  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                   920    1,037     951     939     946    314
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.06    $0.88   $0.63   $1.13   $1.25  $1.00
Accumulation unit value at end of period                      $0.95    $1.06   $0.88   $0.63   $1.13  $1.25
Number of accumulation units outstanding at end of period
(000 omitted)                                                   780      754   6,451   7,885   2,724  1,376
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.50    $1.15   $0.74   $1.39   $1.15  $1.00
Accumulation unit value at end of period                      $1.38    $1.50   $1.15   $0.74   $1.39  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   366      325     258     307     239    985
---------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                $1.04    $0.86   $0.65   $1.21   $1.19  $1.00
Accumulation unit value at end of period                      $0.91    $1.04   $0.86   $0.65   $1.21  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                   394      403   8,659   7,536   5,181  1,550
---------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                $1.19    $0.97   $0.75   $1.25   $1.17  $1.00
Accumulation unit value at end of period                      $1.14    $1.19   $0.97   $0.75   $1.25  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   175      141      98      92     121     95
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.17    $1.02   $0.74   $1.24   $1.18  $1.00
Accumulation unit value at end of period                      $1.06    $1.17   $1.02   $0.74   $1.24  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,019    1,049   1,088   1,224   1,142    437
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.31    $1.15   $0.98   $1.15   $1.06  $1.00
Accumulation unit value at end of period                      $1.30    $1.31   $1.15   $0.98   $1.15  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                 4,659    5,313  39,107  28,992  21,361  4,287
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.15    $0.94   $0.69   $1.13   $1.15  $1.00
Accumulation unit value at end of period                      $1.11    $1.15   $0.94   $0.69   $1.13  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   364      427     499     478     505     93
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                $0.97    $0.85   $0.65   $1.12   $1.07  $1.00
Accumulation unit value at end of period                      $0.92    $0.97   $0.85   $0.65   $1.12  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   606      640     710     754     331     49
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                $1.26    $1.13   $0.94   $1.12   $1.05  $1.00
Accumulation unit value at end of period                      $1.28    $1.26   $1.13   $0.94   $1.12  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,795    2,528  23,718  23,226  15,404  5,362
---------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    23

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.12    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.12      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                13,318    4,063      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.12    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.12      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                38,062   38,056      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    57       50      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.19    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     5       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.03    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    39       21      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.29    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.22    $1.29      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    28       21      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.05    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.05      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                11,924    2,392      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.05    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.05      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                42,300   29,947      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.16    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.11    $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     7        2      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.01    $0.91   $0.70   $1.15   $1.12  $1.00
Accumulation unit value at end of period                      $0.97    $1.01   $0.91   $0.70   $1.15  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,428    1,540  41,033  20,446  10,815  4,092
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.18    $1.00      --      --      --     --
Accumulation unit value at end of period                      $0.94    $1.18      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    35       22      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.05    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06    $1.05      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    92       24      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.23    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.14    $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     8       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.21    $1.00   $0.74   $1.18   $1.12  $1.00
Accumulation unit value at end of period                      $1.13    $1.21   $1.00   $0.74   $1.18  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                    90       42      25      38      90     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.16    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    67       21      --      --      --     --
---------------------------------------------------------------------------------------------------------------



 24    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.01    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06    $1.01      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     9        1      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.19    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.20    $1.19      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     3       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.24    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.20    $1.24      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    20       14      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.16    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.14    $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    29       25      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.09    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.09    $1.09      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                64,312   26,271      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.09    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.09    $1.09      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               260,157  274,743      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.11    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.09    $1.11      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                50,434   21,613      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.11    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.09    $1.11      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               157,906  171,003      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                15,493    6,340      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                72,637   73,389      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.20    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.20      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    11        5      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.17    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.20    $1.17      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     5       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.23    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.22    $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    21       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.29    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.27    $1.29      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     2       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.23    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.17    $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    59       20      --      --      --     --
---------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    25

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.24    $1.00   $0.74   $1.09   $1.16  $1.00
Accumulation unit value at end of period                      $1.17    $1.24   $1.00   $0.74   $1.09  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,091    1,224  23,507  19,560  11,230  1,381
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.05    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    27       24      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.17    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.01    $1.17      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     3       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.02    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     5       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                $1.41    $1.14   $0.77   $1.42   $1.23  $1.00
Accumulation unit value at end of period                      $1.19    $1.41   $1.14   $0.77   $1.42  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,820    1,927  12,174   8,104   3,826  1,466
---------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                $1.21    $0.99   $0.70   $1.17   $1.12  $1.00
Accumulation unit value at end of period                      $1.16    $1.21   $0.99   $0.70   $1.17  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,126    2,399  10,440   8,697   5,535    975
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.02    $0.88   $0.77   $1.33   $1.17  $1.00
Accumulation unit value at end of period                      $0.88    $1.02   $0.88   $0.77   $1.33  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   830      982  19,736     177     207     94
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.31    $1.06   $0.73   $1.22   $1.16  $1.00
Accumulation unit value at end of period                      $1.22    $1.31   $1.06   $0.73   $1.22  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   351       69      79      71      69     37
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.52    $1.21   $0.80   $1.38   $1.22  $1.00
Accumulation unit value at end of period                      $1.44    $1.52   $1.21   $0.80   $1.38  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                   531      596     486     519     471     19
---------------------------------------------------------------------------------------------------------------






 26    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of
period                                      $1.25   $1.07   $0.70   $1.35   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period    $0.95   $1.25   $1.07   $0.70   $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                114     178     330     249     316     302      65      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.04   $0.93   $0.78   $1.34   $1.29   $1.11   $1.07   $0.97   $0.74   $0.96
Accumulation unit value at end of period    $1.10   $1.04   $0.93   $0.78   $1.34   $1.29   $1.11   $1.07   $0.97   $0.74
Number of accumulation units outstanding
at end of period (000 omitted)              1,662   2,011   2,557   3,315   5,003   5,777   6,121   5,022   3,923   2,930
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.66   $1.61   $1.21   $2.61   $2.49   $1.86   $1.61   $1.31   $0.92   $0.98
Accumulation unit value at end of period    $1.32   $1.66   $1.61   $1.21   $2.61   $2.49   $1.86   $1.61   $1.31   $0.92
Number of accumulation units outstanding
at end of period (000 omitted)              2,344   3,170   4,591   6,466   6,875   6,633   5,012   2,202   1,112     400
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.21   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.16   $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  8      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.97   $0.86   $0.65   $1.19   $1.02   $0.82   $0.73   $0.64   $0.52   $0.66
Accumulation unit value at end of period    $0.84   $0.97   $0.86   $0.65   $1.19   $1.02   $0.82   $0.73   $0.64   $0.52
Number of accumulation units outstanding
at end of period (000 omitted)                319     409     559     738   1,120   1,194   1,304   1,372   1,559   1,484
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.34   $1.20   $0.91   $1.66   $1.42   $1.15   $1.03   $0.90   $0.73   $0.93
Accumulation unit value at end of period    $1.17   $1.34   $1.20   $0.91   $1.66   $1.42   $1.15   $1.03   $0.90   $0.73
Number of accumulation units outstanding
at end of period (000 omitted)                596     758   1,017   1,298   1,457   1,664   1,703   1,507   1,149     700
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                      $1.02   $0.87   $0.67   $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $1.00   $1.02   $0.87   $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                522     644   1,306   1,860   1,583      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of
period                                      $1.05   $0.91   $0.69   $1.19   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period    $1.05   $1.05   $0.91   $0.69   $1.19   $0.99   $1.04      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                346     403     473     394     409   1,987     389      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.75   $1.56   $1.31   $1.81   $1.93   $1.64   $1.58   $1.39   $1.09   $1.26
Accumulation unit value at end of period    $1.75   $1.75   $1.56   $1.31   $1.81   $1.93   $1.64   $1.58   $1.39   $1.09
Number of accumulation units outstanding
at end of period (000 omitted)                249     363     421     753   1,491   1,739   1,751   1,713   1,494   1,337
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.42   $1.27   $1.07   $1.47   $1.57   $1.34   $1.29   $1.14   $0.89   $1.04
Accumulation unit value at end of period    $1.42   $1.42   $1.27   $1.07   $1.47   $1.57   $1.34   $1.29   $1.14   $0.89
Number of accumulation units outstanding
at end of period (000 omitted)              2,765   3,380   3,565   4,138   6,071   6,789   7,188   5,304   3,657   2,579
-----------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.01   $0.91   $0.74   $1.08   $1.06   $0.99   $0.94   $0.88   $0.74   $0.86
Accumulation unit value at end of period    $1.05   $1.01   $0.91   $0.74   $1.08   $1.06   $0.99   $0.94   $0.88   $0.74
Number of accumulation units outstanding
at end of period (000 omitted)                656     743   1,174   1,596   1,765   1,878   1,638     959     544     311
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.05   $0.94   $0.77   $1.10   $1.09   $0.97   $0.94   $0.86   $0.73   $0.84
Accumulation unit value at end of period    $1.07   $1.05   $0.94   $0.77   $1.10   $1.09   $0.97   $0.94   $0.86   $0.73
Number of accumulation units outstanding
at end of period (000 omitted)                952   1,174   1,503   1,256   2,079   1,672   1,877   1,818   1,979   1,811
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.00   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $0.99   $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 53       2      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.12   $1.13   $1.14   $1.13   $1.09   $1.05   $1.03   $1.04   $1.04   $1.04
Accumulation unit value at end of period    $1.11   $1.12   $1.13   $1.14   $1.13   $1.09   $1.05   $1.03   $1.04   $1.04
Number of accumulation units outstanding
at end of period (000 omitted)              6,574   7,460  10,791  17,221  16,036  11,540   7,130   8,287  10,038  12,020
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.02   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.02      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                200      78      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    27

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.50   $1.40   $1.23   $1.33   $1.28   $1.23   $1.22   $1.18   $1.14   $1.09
Accumulation unit value at end of period    $1.58   $1.50   $1.40   $1.23   $1.33   $1.28   $1.23   $1.22   $1.18   $1.14
Number of accumulation units outstanding
at end of period (000 omitted)              7,795   9,690  24,712  25,908  24,395  21,045  15,251  10,446   8,654   7,278
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.21   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.14   $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 11       8      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.63   $1.41   $1.11   $1.89   $1.77   $1.49   $1.32   $1.13   $0.81   $1.01
Accumulation unit value at end of period    $1.53   $1.63   $1.41   $1.11   $1.89   $1.77   $1.49   $1.32   $1.13   $0.81
Number of accumulation units outstanding
at end of period (000 omitted)              5,804   7,452  15,846  16,588  17,673  17,788  12,648   8,024   4,235   2,480
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.21   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.26   $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.74   $0.64   $0.52   $0.90   $0.89   $0.78   $0.74   $0.70   $0.55   $0.71
Accumulation unit value at end of period    $0.77   $0.74   $0.64   $0.52   $0.90   $0.89   $0.78   $0.74   $0.70   $0.55
Number of accumulation units outstanding
at end of period (000 omitted)              3,385   4,208   5,331   6,962   9,846  11,629   5,105   1,558     831     450
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.22   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $0.95   $1.22      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                113      28      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $3.12   $2.63   $1.52   $3.32   $2.43   $1.83   $1.38   $1.12   $0.81   $0.86
Accumulation unit value at end of period    $2.44   $3.12   $2.63   $1.52   $3.32   $2.43   $1.83   $1.38   $1.12   $0.81
Number of accumulation units outstanding
at end of period (000 omitted)              1,311   1,541   2,172   3,087   2,342   2,078   1,792     593     234     195
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.04   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                210      47      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.78   $1.69   $1.53   $1.55   $1.45   $1.38   $1.46   $1.34   $1.20   $1.05
Accumulation unit value at end of period    $1.85   $1.78   $1.69   $1.53   $1.55   $1.45   $1.38   $1.46   $1.34   $1.20
Number of accumulation units outstanding
at end of period (000 omitted)              2,690   3,431   7,293   7,887   7,970   6,731   5,648   3,777   2,836   1,944
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.02   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.11   $1.02      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                104      14      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.20   $1.16   $1.10   $1.11   $1.04   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period    $1.31   $1.20   $1.16   $1.10   $1.11   $1.04   $1.03   $1.02      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              3,253   3,615  10,837   6,093   4,970   5,558   3,131     218      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of
period                                      $1.27   $1.15   $0.80   $1.08   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.34   $1.27   $1.15   $0.80   $1.08   $1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                721     677     731     890   1,311   1,573      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.08   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.13   $1.08      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 88       7      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.79   $1.58   $1.04   $1.40   $1.39   $1.27   $1.23   $1.11   $0.90   $0.97
Accumulation unit value at end of period    $1.87   $1.79   $1.58   $1.04   $1.40   $1.39   $1.27   $1.23   $1.11   $0.90
Number of accumulation units outstanding
at end of period (000 omitted)              2,821   3,661   5,150   6,762  10,346  11,919  13,288  12,815  10,123   5,961
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.13   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                151      64      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------



 28    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.42   $1.27   $0.90   $1.12   $1.10   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period    $1.50   $1.42   $1.27   $0.90   $1.12   $1.10   $1.03   $1.01      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              2,014   2,114   7,874   4,529   3,644   3,835   1,067       1      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.19   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.03   $1.19      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                109      29      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.00   $0.88   $0.70   $1.18   $1.06   $0.86   $0.76   $0.66   $0.52   $0.64
Accumulation unit value at end of period    $0.86   $1.00   $0.88   $0.70   $1.18   $1.06   $0.86   $0.76   $0.66   $0.52
Number of accumulation units outstanding
at end of period (000 omitted)              1,154   1,298   1,767   2,293   3,109   3,065   2,785   1,364     594     495
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.21   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.16   $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.52   $0.45   $0.33   $0.60   $0.59   $0.54   $0.50   $0.46   $0.39   $0.53
Accumulation unit value at end of period    $0.50   $0.52   $0.45   $0.33   $0.60   $0.59   $0.54   $0.50   $0.46   $0.39
Number of accumulation units outstanding
at end of period (000 omitted)              2,191   2,489   2,970   4,065   7,041   7,585   8,017   3,588   4,296   2,674
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.01   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.02   $1.01      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 47       4      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.08   $0.89   $0.71   $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.04   $1.08   $0.89   $0.71   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              2,763   3,451  13,094  10,986   6,387   3,929      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of
period                                      $0.99   $0.88   $0.65   $1.26   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.82   $0.99   $0.88   $0.65   $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                557     751     959   1,003   1,019   1,770      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.27   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.27      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 13      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (05/01/2001)
Accumulation unit value at beginning of
period                                      $1.50   $1.20   $0.74   $1.35   $1.20   $1.22   $1.11   $1.03   $0.85   $0.99
Accumulation unit value at end of period    $1.26   $1.50   $1.20   $0.74   $1.35   $1.20   $1.22   $1.11   $1.03   $0.85
Number of accumulation units outstanding
at end of period (000 omitted)                437     488     854     698     907   1,092   1,256   1,359     811     401
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.26   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.14   $1.26      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 23       9      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of
period                                      $1.37   $1.13   $0.81   $1.48   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period    $1.24   $1.37   $1.13   $0.81   $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                695     927   1,532   2,373   2,137   2,846     247      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.92   $0.81   $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61   $0.80
Accumulation unit value at end of period    $0.93   $0.92   $0.81   $0.65   $1.04   $1.00   $0.88   $0.85   $0.78   $0.61
Number of accumulation units outstanding
at end of period (000 omitted)              2,437   3,157   4,108   4,734   5,995   6,656   7,646   7,782   5,947   3,742
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.20   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.17   $1.20      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  9      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.11   $0.93   $0.75   $1.24   $1.26   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period    $1.08   $1.11   $0.93   $0.75   $1.24   $1.26   $1.07   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                196     127      65      58     137     175      76      --      --      --
-----------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    29

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.27   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.15   $1.27      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 29      16      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.43   $1.14   $0.82   $1.35   $1.42   $1.28   $1.24   $1.05   $0.72   $0.88
Accumulation unit value at end of period    $1.29   $1.43   $1.14   $0.82   $1.35   $1.42   $1.28   $1.24   $1.05   $0.72
Number of accumulation units outstanding
at end of period (000 omitted)                515     560     661     922   1,550   1,998   2,289   2,188   1,581     998
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.00   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.00   $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                143      17      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.27   $1.24   $1.19   $1.23   $1.18   $1.15   $1.14   $1.14   $1.14   $1.08
Accumulation unit value at end of period    $1.27   $1.27   $1.24   $1.19   $1.23   $1.18   $1.15   $1.14   $1.14   $1.14
Number of accumulation units outstanding
at end of period (000 omitted)              3,531   4,895   5,800   6,695   7,227   7,765   9,250   9,832   9,828   8,010
-----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of
period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $0.95      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                130      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.01   $0.88   $0.74   $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.88   $1.01   $0.88   $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,106   1,310   1,351   1,404     789   1,558      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.15   $1.07   $0.75   $1.04   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.17   $1.15   $1.07   $0.75   $1.04   $1.03      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,961   1,784   5,379   4,487   3,603   3,669      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.06   $0.91   $0.68   $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.02   $1.06   $0.91   $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              4,126   5,421   7,800  12,130   8,730   7,042      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.99   $0.87   $0.69   $1.20   $1.08   $0.97   $0.91   $0.87   $0.71   $0.86
Accumulation unit value at end of period    $1.00   $0.99   $0.87   $0.69   $1.20   $1.08   $0.97   $0.91   $0.87   $0.71
Number of accumulation units outstanding
at end of period (000 omitted)                732     836   1,350   1,847   2,885   3,369   3,780   3,892   3,776   3,442
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.14   $1.00   $0.80   $1.38   $1.25   $1.12   $1.05   $1.00   $0.82   $1.00
Accumulation unit value at end of period    $1.14   $1.14   $1.00   $0.80   $1.38   $1.25   $1.12   $1.05   $1.00   $0.82
Number of accumulation units outstanding
at end of period (000 omitted)              2,621   3,376   4,356   5,347   7,618   9,099   9,746   8,735   6,117   3,320
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.29   $1.80   $1.29   $2.16   $1.89   $1.69   $1.45   $1.17   $0.85   $0.96
Accumulation unit value at end of period    $2.02   $2.29   $1.80   $1.29   $2.16   $1.89   $1.69   $1.45   $1.17   $0.85
Number of accumulation units outstanding
at end of period (000 omitted)                772     946   1,299   1,842   2,903   3,269   3,605   3,582   3,450   3,017
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                      $2.46   $1.93   $1.39   $2.33   $2.04   $1.83   $1.57   $1.27   $0.93   $1.04
Accumulation unit value at end of period    $2.17   $2.46   $1.93   $1.39   $2.33   $2.04   $1.83   $1.57   $1.27   $0.93
Number of accumulation units outstanding
at end of period (000 omitted)              3,168   4,193   6,204   8,401   9,748  10,749  10,285   8,137   5,236   3,151
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.12   $1.00   $0.80   $1.44   $1.24   $1.06   $0.90   $0.80   $0.56   $0.71
Accumulation unit value at end of period    $0.92   $1.12   $1.00   $0.80   $1.44   $1.24   $1.06   $0.90   $0.80   $0.56
Number of accumulation units outstanding
at end of period (000 omitted)                302     373     500     683   1,174   1,258   1,169   1,245   1,023     973
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.46   $1.31   $1.05   $1.88   $1.62   $1.39   $1.18   $1.05   $0.74   $0.95
Accumulation unit value at end of period    $1.20   $1.46   $1.31   $1.05   $1.88   $1.62   $1.39   $1.18   $1.05   $0.74
Number of accumulation units outstanding
at end of period (000 omitted)              1,200   1,671   2,078   2,626   3,652   3,933   4,012   3,384   1,478     756
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.67   $1.39   $1.18   $2.07   $2.64   $2.21   $1.96   $1.50   $1.12   $1.11
Accumulation unit value at end of period    $1.56   $1.67   $1.39   $1.18   $2.07   $2.64   $2.21   $1.96   $1.50   $1.12
Number of accumulation units outstanding
at end of period (000 omitted)              1,222   1,626   1,987   2,520   3,992   5,455   6,194   5,320   3,834   2,650
-----------------------------------------------------------------------------------------------------------------------------



 30    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.29   $1.81   $1.41   $2.13   $2.20   $1.90   $1.76   $1.44   $1.10   $1.22
Accumulation unit value at end of period    $2.19   $2.29   $1.81   $1.41   $2.13   $2.20   $1.90   $1.76   $1.44   $1.10
Number of accumulation units outstanding
at end of period (000 omitted)              1,038   1,294   1,730   2,095   3,284   3,540   3,470   2,522   1,628     986
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.31   $1.19   $0.96   $1.53   $1.50   $1.28   $1.17   $1.04   $0.84   $0.97
Accumulation unit value at end of period    $1.29   $1.31   $1.19   $0.96   $1.53   $1.50   $1.28   $1.17   $1.04   $0.84
Number of accumulation units outstanding
at end of period (000 omitted)              2,219   2,972   3,424   3,761   4,875   4,583   3,446   2,367   1,668     932
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.47   $2.00   $1.51   $2.43   $2.37   $2.06   $1.85   $1.48   $1.16   $1.23
Accumulation unit value at end of period    $2.29   $2.47   $2.00   $1.51   $2.43   $2.37   $2.06   $1.85   $1.48   $1.16
Number of accumulation units outstanding
at end of period (000 omitted)              2,011   2,559   3,248   4,092   6,530   7,397   7,580   5,065   3,549   2,398
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.44   $1.12   $0.88   $1.35   $1.63   $1.47   $1.40   $1.21   $0.84   $1.00
Accumulation unit value at end of period    $1.44   $1.44   $1.12   $0.88   $1.35   $1.63   $1.47   $1.40   $1.21   $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                158     198     222     243     343     372     413     521     565     661
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.86   $0.77   $0.64   $1.03   $1.06   $0.94   $0.89   $0.79   $0.61   $0.79
Accumulation unit value at end of period    $0.89   $0.86   $0.77   $0.64   $1.03   $1.06   $0.94   $0.89   $0.79   $0.61
Number of accumulation units outstanding
at end of period (000 omitted)              1,847   2,474   3,364   4,344   5,998   7,046   7,488   4,379   2,692   2,301
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.59   $0.52   $0.43   $0.75   $0.68   $0.65   $0.60   $0.57   $0.44   $0.59
Accumulation unit value at end of period    $0.54   $0.59   $0.52   $0.43   $0.75   $0.68   $0.65   $0.60   $0.57   $0.44
Number of accumulation units outstanding
at end of period (000 omitted)                310     382     445     610     948   1,117   1,181   1,364   1,417   1,542
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                      $0.95   $0.84   $0.70   $1.23   $1.11   $1.06   $0.98   $0.93   $0.73   $0.98
Accumulation unit value at end of period    $0.87   $0.95   $0.84   $0.70   $1.23   $1.11   $1.06   $0.98   $0.93   $0.73
Number of accumulation units outstanding
at end of period (000 omitted)              1,055   1,275   1,663   2,328   2,975   3,202   3,245   1,172     537     373
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.23   $1.04   $0.74   $1.41   $1.29   $1.11   $1.03   $0.90   $0.67   $0.86
Accumulation unit value at end of period    $1.13   $1.23   $1.04   $0.74   $1.41   $1.29   $1.11   $1.03   $0.90   $0.67
Number of accumulation units outstanding
at end of period (000 omitted)                197     114     150     202     291     308     451     603     627     754
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.37   $1.17   $0.83   $1.59   $1.45   $1.26   $1.16   $1.02   $0.76   $0.98
Accumulation unit value at end of period    $1.26   $1.37   $1.17   $0.83   $1.59   $1.45   $1.26   $1.16   $1.02   $0.76
Number of accumulation units outstanding
at end of period (000 omitted)                154     217     252     363     574     711     686     562     313     250
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of
period                                      $1.00      --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $0.92      --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                386      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.05   $1.01   $0.80   $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.05   $1.01   $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                283     381     432     545     444     892      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of
period                                      $1.38   $1.23   $0.92   $1.57   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period    $1.27   $1.38   $1.23   $0.92   $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                907   1,139   3,824   3,203   1,506      41      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                      $0.87   $0.72   $0.46   $0.84   $0.79   $0.72   $0.71   $0.69   $0.48   $0.91
Accumulation unit value at end of period    $0.82   $0.87   $0.72   $0.46   $0.84   $0.79   $0.72   $0.71   $0.69   $0.48
Number of accumulation units outstanding
at end of period (000 omitted)                383     511     600     621     929     977     995     735     533     241
-----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.10   $0.96   $0.75   $1.18   $1.22   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period    $1.06   $1.10   $0.96   $0.75   $1.18   $1.22   $1.06   $1.03      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              2,111   2,641   5,235   6,904   5,924   6,990   4,754      97      --      --
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.69   $0.56   $0.39   $0.70   $0.58   $0.52   $0.46   $0.39   $0.29   $0.41
Accumulation unit value at end of period    $0.67   $0.69   $0.56   $0.39   $0.70   $0.58   $0.52   $0.46   $0.39   $0.29
Number of accumulation units outstanding
at end of period (000 omitted)                469     606     679     834   1,038   1,226   1,353   1,509   1,785   2,305
-----------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    31

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.56   $0.45   $0.29   $0.53   $0.44   $0.41   $0.37   $0.37   $0.26   $0.44
Accumulation unit value at end of period    $0.51   $0.56   $0.45   $0.29   $0.53   $0.44   $0.41   $0.37   $0.37   $0.26
Number of accumulation units outstanding
at end of period (000 omitted)                471     655     827     929   1,099   1,145   1,143   1,305   1,427   1,276
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.96   $0.85   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.90   $0.96   $0.85   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                880   1,036   9,604   7,662   4,056      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.90   $1.53   $0.86   $1.83   $1.44   $0.99   $0.76   $0.65   $0.48   $0.66
Accumulation unit value at end of period    $1.27   $1.90   $1.53   $0.86   $1.83   $1.44   $0.99   $0.76   $0.65   $0.48
Number of accumulation units outstanding
at end of period (000 omitted)              1,453   2,114   2,567   3,402   4,652   4,123   3,778   3,724   3,654   4,229
-----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of
period                                      $1.05   $0.85   $0.60   $1.02   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $1.05   $1.05   $0.85   $0.60   $1.02      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 62      25      33      25      57      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $0.70   $0.63   $0.46   $0.73   $0.67   $0.63   $0.61   $0.56   $0.46   $0.65
Accumulation unit value at end of period    $0.70   $0.70   $0.63   $0.46   $0.73   $0.67   $0.63   $0.61   $0.56   $0.46
Number of accumulation units outstanding
at end of period (000 omitted)              1,895   2,440   2,935   2,841   3,602   4,618   5,560   5,021   4,726   4,234
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.22   $0.90   $0.56   $0.94   $0.92   $0.83   $0.79   $0.75   $0.57   $0.85
Accumulation unit value at end of period    $1.08   $1.22   $0.90   $0.56   $0.94   $0.92   $0.83   $0.79   $0.75   $0.57
Number of accumulation units outstanding
at end of period (000 omitted)              1,079   1,397   1,422   1,779   2,321   2,844   3,667   4,463   4,471   3,982
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of
period                                      $2.03   $1.80   $1.37   $2.22   $1.76   $1.36   $1.18   $0.91   $0.68   $0.89
Accumulation unit value at end of period    $2.14   $2.03   $1.80   $1.37   $2.22   $1.76   $1.36   $1.18   $0.91   $0.68
Number of accumulation units outstanding
at end of period (000 omitted)              1,433   1,697   1,909   2,107   2,729   2,801   2,287   1,297     759     512
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.04   $0.86   $0.61   $1.11   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.92   $1.04   $0.86   $0.61   $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                538     570   1,775   2,665   1,324   1,445      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.29   $0.98   $0.63   $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.19   $1.29   $0.98   $0.63   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                557     566     605     622     495   1,082      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of
period                                      $0.91   $0.75   $0.57   $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.79   $0.91   $0.75   $0.57   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                360     381   2,376   2,572   1,809   1,600      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.19   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.14   $1.19      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  8       1      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.38   $1.21   $0.87   $1.48   $1.41   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period    $1.25   $1.38   $1.21   $0.87   $1.48   $1.41   $1.21   $1.07      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,403   1,548   1,583   1,652   2,077   2,319   1,151      31      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.35   $1.19   $1.01   $1.20   $1.10   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period    $1.35   $1.35   $1.19   $1.01   $1.20   $1.10   $1.04   $1.02      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              7,125   9,149  18,400  19,714  18,443  11,811   5,096      84      --      --
-----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.28   $1.05   $0.77   $1.26   $1.29   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period    $1.24   $1.28   $1.05   $0.77   $1.26   $1.29   $1.14   $1.05      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                470     646     732     760   1,153     883     417      22      --      --
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of
period                                      $1.25   $1.12   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.26   $1.25   $1.12   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              3,457   3,057   7,370   8,193   5,022   4,812      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------



 32    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.13   $1.11   $0.89   $1.08   $1.10   $1.08   $0.96   $0.91   $0.77   $0.98
Accumulation unit value at end of period    $1.10   $1.13   $1.11   $0.89   $1.08   $1.10   $1.08   $0.96   $0.91   $0.77
Number of accumulation units outstanding
at end of period (000 omitted)                327     391     461     620     784     900     883     817     724     514
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.29   $1.19   $0.96   $1.73   $1.61   $1.27   $1.15   $1.00   $0.78   $0.96
Accumulation unit value at end of period    $1.06   $1.29   $1.19   $0.96   $1.73   $1.61   $1.27   $1.15   $1.00   $0.78
Number of accumulation units outstanding
at end of period (000 omitted)                294     372     594     868   1,505   1,655   2,044   2,305   2,650   1,994
-----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of
period                                      $1.13   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.06   $1.13      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                233     267      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.82   $2.19   $1.40   $2.49   $2.42   $2.02   $1.82   $1.62   $1.10   $1.27
Accumulation unit value at end of period    $2.46   $2.82   $2.19   $1.40   $2.49   $2.42   $2.02   $1.82   $1.62   $1.10
Number of accumulation units outstanding
at end of period (000 omitted)                215     261     307     423     692     780     875     985   1,056     940
-----------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of
period                                      $2.06   $1.82   $1.27   $2.27   $2.41   $2.10   $1.85   $1.56   $1.10   $1.25
Accumulation unit value at end of period    $1.61   $2.06   $1.82   $1.27   $2.27   $2.41   $2.10   $1.85   $1.56   $1.10
Number of accumulation units outstanding
at end of period (000 omitted)                441     542     660     961   1,491   1,667   1,838   1,839   1,807   1,828
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              4,473     976      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.12   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              4,764   4,986      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.00   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.06   $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 84      10      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.21   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.19   $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 27       8      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.21   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.03   $1.21      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 81      39      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.29   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.21   $1.29      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 62      38      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              9,044   2,797      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              7,664   5,748      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.16   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.11   $1.16      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 54       6      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of
period                                      $0.97   $0.88   $0.68   $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.93   $0.97   $0.88   $0.68   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                560     711   9,462   5,838   3,261   3,580      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    33

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.18   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $0.94   $1.18      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 67      39      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.05   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.06   $1.05      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                185      21      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.23   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.14   $1.23      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 45      13      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.28   $1.06   $0.78   $1.25   $1.19   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period    $1.19   $1.28   $1.06   $0.78   $1.25   $1.19   $1.04   $1.04      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 34      38      79      68     147     142     161      42      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.16   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.16      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 33      13      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.01   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.06   $1.01      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 29      15      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.19   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.20   $1.19      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 37      13      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.24   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.20   $1.24      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 77      34      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.16   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.14   $1.16      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 60      30      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.09   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             71,003  23,480      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.09   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.09   $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             49,913  58,524      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             32,460   7,790      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.11   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.09   $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             23,909  29,598      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             23,560   7,958      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.07   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08   $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)             16,640  20,699      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------



 34    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2011    2010    2009    2008    2007    2006    2005    2004    2003    2002
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.20   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07   $1.20      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 76      23      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.17   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.20   $1.17      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 94       6      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.23   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.22   $1.23      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  8       2      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.29   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.27   $1.29      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 19       4      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.23   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.16   $1.23      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 12       1      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (08/14/2001)
Accumulation unit value at beginning of
period                                      $2.01   $1.63   $1.21   $1.78   $1.89   $1.59   $1.51   $1.27   $0.93   $1.07
Accumulation unit value at end of period    $1.90   $2.01   $1.63   $1.21   $1.78   $1.89   $1.59   $1.51   $1.27   $0.93
Number of accumulation units outstanding
at end of period (000 omitted)              1,262   1,653   4,980   5,355   4,855   4,430   4,724   3,930   3,089   2,209
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.00   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.04   $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 17       1      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.17   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.01   $1.17      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 10       2      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of
period                                      $1.00   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.02   $1.00      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 97      16      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.90   $1.54   $1.04   $1.92   $1.67   $1.23   $1.02   $0.79   $0.54   $0.63
Accumulation unit value at end of period    $1.61   $1.90   $1.54   $1.04   $1.92   $1.67   $1.23   $1.02   $0.79   $0.54
Number of accumulation units outstanding
at end of period (000 omitted)              2,793   3,411   5,754   6,744   8,393   8,969   8,190   5,277   3,289   2,052
-----------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of
period                                      $1.96   $1.60   $1.14   $1.90   $1.82   $1.71   $1.55   $1.32   $0.93   $1.13
Accumulation unit value at end of period    $1.87   $1.96   $1.60   $1.14   $1.90   $1.82   $1.71   $1.55   $1.32   $0.93
Number of accumulation units outstanding
at end of period (000 omitted)              3,455   4,414   6,599   7,777   9,982  11,009  11,377   8,711   6,164   3,595
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                      $1.21   $1.08   $0.95   $1.35   $1.26   $1.14   $1.09   $1.01   $0.84   $0.97
Accumulation unit value at end of period    $1.28   $1.21   $1.08   $0.95   $1.35   $1.26   $1.14   $1.09   $1.01   $0.84
Number of accumulation units outstanding
at end of period (000 omitted)                510     671   1,069   1,473   2,175   2,018   1,925   2,001   2,040   1,735
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of
period                                      $1.28   $1.11   $0.97   $1.67   $1.47   $1.21   $1.05   $1.00      --      --
Accumulation unit value at end of period    $1.10   $1.28   $1.11   $0.97   $1.67   $1.47   $1.21   $1.05      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                575     673   3,967     460     658     813     645      40      --      --
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of
period                                      $1.51   $1.24   $0.84   $1.42   $1.35   $1.21   $1.13   $0.97   $0.72   $0.99
Accumulation unit value at end of period    $1.42   $1.51   $1.24   $0.84   $1.42   $1.35   $1.21   $1.13   $0.97   $0.72
Number of accumulation units outstanding
at end of period (000 omitted)                965     677     792     896   1,001   1,175   1,240   1,207   1,199     982
-----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (05/01/2001)
Accumulation unit value at beginning of
period                                      $1.45   $1.16   $0.76   $1.32   $1.17   $0.96   $0.91   $0.81   $0.58   $0.94
Accumulation unit value at end of period    $1.37   $1.45   $1.16   $0.76   $1.32   $1.17   $0.96   $0.91   $0.81   $0.58
Number of accumulation units outstanding
at end of period (000 omitted)                683   1,016   1,258   1,243   1,559   1,303   1,423   1,489   1,344     816
-----------------------------------------------------------------------------------------------------------------------------






                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    35

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period   $1.25   $1.06  $0.70  $1.35  $1.14  $1.06  $1.00     --     --     --
Accumulation unit value at end of period         $0.95   $1.25  $1.06  $0.70  $1.35  $1.14  $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         29      26     74     39     61    150     25     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period   $1.33   $1.19  $1.00  $1.70  $1.64  $1.41  $1.37  $1.24  $0.95  $1.00
Accumulation unit value at end of period         $1.40   $1.33  $1.19  $1.00  $1.70  $1.64  $1.41  $1.37  $1.24  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        187     234    286    374    658    767    893    671    320      7
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period   $1.84   $1.78  $1.34  $2.90  $2.78  $2.07  $1.80  $1.45  $1.02  $1.00
Accumulation unit value at end of period         $1.47   $1.84  $1.78  $1.34  $2.90  $2.78  $2.07  $1.80  $1.45  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                        551     621  1,087  1,769  1,761  1,895  1,469    792    354     21
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period   $1.79   $1.60  $1.21  $2.21  $1.90  $1.53  $1.37  $1.21  $0.98  $1.00
Accumulation unit value at end of period         $1.56   $1.79  $1.60  $1.21  $2.21  $1.90  $1.53  $1.37  $1.21  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         58     109     87    116    159    238    287    242     72     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period   $1.02   $0.87  $0.67  $0.90  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.00   $1.02  $0.87  $0.67  $0.90     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         51      49    366    768  1,102     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period   $1.05   $0.91  $0.68  $1.18  $0.99  $1.04  $1.00     --     --     --
Accumulation unit value at end of period         $1.04   $1.05  $0.91  $0.68  $1.18  $0.99  $1.04     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        117     111    112    136    159  1,283    301     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period   $1.56   $1.40  $1.18  $1.63  $1.73  $1.48  $1.42  $1.26  $0.99  $1.00
Accumulation unit value at end of period         $1.56   $1.56  $1.40  $1.18  $1.63  $1.73  $1.48  $1.42  $1.26  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        438     431    472    658  1,255  1,765  1,974    888    297     29
--------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period   $1.30   $1.17  $0.94  $1.38  $1.36  $1.26  $1.21  $1.13  $0.95  $1.00
Accumulation unit value at end of period         $1.34   $1.30  $1.17  $0.94  $1.38  $1.36  $1.26  $1.21  $1.13  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                         21      21     23     33     36     74    181    192      6     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.39   $1.25  $1.02  $1.46  $1.45  $1.28  $1.25  $1.15  $0.96  $1.00
Accumulation unit value at end of period         $1.41   $1.39  $1.25  $1.02  $1.46  $1.45  $1.28  $1.25  $1.15  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                        141     163    232    172    552    222    183     82     38     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.08   $1.09  $1.10  $1.08  $1.04  $1.01  $0.99  $0.99  $1.00  $1.00
Accumulation unit value at end of period         $1.06   $1.08  $1.09  $1.10  $1.08  $1.04  $1.01  $0.99  $0.99  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        410     669  1,148  2,741  1,930  1,762  1,751  2,006    888    132
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.34   $1.25  $1.10  $1.19  $1.14  $1.10  $1.09  $1.05  $1.02  $1.00
Accumulation unit value at end of period         $1.41   $1.34  $1.25  $1.10  $1.19  $1.14  $1.10  $1.09  $1.05  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                      2,332   2,593  8,566  8,752  9,526  8,383  3,535  1,139    622      3
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $2.00   $1.72  $1.37  $2.32  $2.17  $1.83  $1.63  $1.39  $1.00  $1.00
Accumulation unit value at end of period         $1.88   $2.00  $1.72  $1.37  $2.32  $2.17  $1.83  $1.63  $1.39  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                      1,013   1,241  3,694  3,962  4,062  4,317  2,866  1,676    227     10
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.24   $1.07  $0.87  $1.51  $1.49  $1.30  $1.24  $1.18  $0.93  $1.00
Accumulation unit value at end of period         $1.29   $1.24  $1.07  $0.87  $1.51  $1.49  $1.30  $1.24  $1.18  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        493     611    760    954  1,243  1,440  1,293    138     28     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $3.87   $3.27  $1.90  $4.14  $3.03  $2.28  $1.72  $1.40  $1.01  $1.00
Accumulation unit value at end of period         $3.03   $3.87  $3.27  $1.90  $4.14  $3.03  $2.28  $1.72  $1.40  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                        157     170    381    809    593    539    605     83     23     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.54   $1.46  $1.32  $1.34  $1.26  $1.19  $1.27  $1.16  $1.04  $1.00
Accumulation unit value at end of period         $1.60   $1.54  $1.46  $1.32  $1.34  $1.26  $1.19  $1.27  $1.16  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                        467     596  2,208  2,482  3,061  2,526  1,503    737    253      7
--------------------------------------------------------------------------------------------------------------------------



 36    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period   $1.20   $1.16  $1.10  $1.11  $1.04  $1.03  $1.02  $1.00     --     --
Accumulation unit value at end of period         $1.30   $1.20  $1.16  $1.10  $1.11  $1.04  $1.03  $1.02     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        844   1,006  4,005  2,228  2,807  3,435  1,777     71     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period   $1.27   $1.14  $0.80  $1.08  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.34   $1.27  $1.14  $0.80  $1.08  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        133     170    243    262    385    500     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $2.04   $1.81  $1.19  $1.60  $1.59  $1.45  $1.41  $1.28  $1.03  $1.00
Accumulation unit value at end of period         $2.14   $2.04  $1.81  $1.19  $1.60  $1.59  $1.45  $1.41  $1.28  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                        461     557    724    821  1,358  1,921  2,181  1,934    936     15
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period   $1.42   $1.27  $0.90  $1.12  $1.10  $1.03  $1.01  $1.00     --     --
Accumulation unit value at end of period         $1.49   $1.42  $1.27  $0.90  $1.12  $1.10  $1.03  $1.01     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        240     303  2,818  1,894  2,076  2,349    446     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.87   $1.66  $1.32  $2.23  $2.00  $1.63  $1.44  $1.24  $0.98  $1.00
Accumulation unit value at end of period         $1.62   $1.87  $1.66  $1.32  $2.23  $2.00  $1.63  $1.44  $1.24  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         94     114    151    168    334    354    322    126     43     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.27   $1.09  $0.81  $1.46  $1.44  $1.31  $1.21  $1.13  $0.94  $1.00
Accumulation unit value at end of period         $1.22   $1.27  $1.09  $0.81  $1.46  $1.44  $1.31  $1.21  $1.13  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                        256     349    428    472    759    973  1,167    595    309     22
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of period   $1.07   $0.89  $0.71  $1.19  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.04   $1.07  $0.89  $0.71  $1.19  $1.02     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        493     603  4,485  3,709  2,790  2,140     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of period   $0.99   $0.88  $0.64  $1.26  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.82   $0.99  $0.88  $0.64  $1.26  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        119     151    169    214    178    960     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.73   $1.38  $0.86  $1.57  $1.39  $1.41  $1.29  $1.19  $0.98  $1.00
Accumulation unit value at end of period         $1.45   $1.73  $1.38  $0.86  $1.57  $1.39  $1.41  $1.29  $1.19  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         45      55     75    104    146    210    346    387    142      7
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of period   $1.36   $1.12  $0.81  $1.48  $1.36  $1.19  $1.00     --     --     --
Accumulation unit value at end of period         $1.23   $1.36  $1.12  $0.81  $1.48  $1.36  $1.19     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        126     156    355    751    813  1,468     52     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.42   $1.25  $1.00  $1.61  $1.55  $1.36  $1.31  $1.20  $0.95  $1.00
Accumulation unit value at end of period         $1.43   $1.42  $1.25  $1.00  $1.61  $1.55  $1.36  $1.31  $1.20  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        229     276    300    419    885  1,065  1,178    842    212     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period   $1.11   $0.93  $0.74  $1.24  $1.26  $1.07  $1.03  $1.00     --     --
Accumulation unit value at end of period         $1.08   $1.11  $0.93  $0.74  $1.24  $1.26  $1.07  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         68      40     21     10     29     43     10     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.93   $1.54  $1.11  $1.82  $1.92  $1.74  $1.68  $1.43  $0.98  $1.00
Accumulation unit value at end of period         $1.75   $1.93  $1.54  $1.11  $1.82  $1.92  $1.74  $1.68  $1.43  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         82     114    100    136    170    325    350    369     76      8
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.11   $1.09  $1.04  $1.08  $1.04  $1.01  $1.00  $1.01  $1.00  $1.00
Accumulation unit value at end of period         $1.12   $1.11  $1.09  $1.04  $1.08  $1.04  $1.01  $1.00  $1.01  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        615     786    804    972  1,041  1,265  1,585  1,420    839    137
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period   $1.01   $0.87  $0.74  $1.13  $0.97  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.87   $1.01  $0.87  $0.74  $1.13  $0.97     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        141     186    215    281    235  1,052     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    37

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period   $1.15   $1.07  $0.75  $1.03  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.17   $1.15  $1.07  $0.75  $1.03  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        402     392  1,993  1,888  2,239  2,644     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $1.05   $0.91  $0.68  $1.20  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.02   $1.05  $0.91  $0.68  $1.20  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        886     977  1,847  3,810  3,538  3,713     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.33   $1.17  $0.93  $1.62  $1.47  $1.31  $1.23  $1.18  $0.97  $1.00
Accumulation unit value at end of period         $1.34   $1.33  $1.17  $0.93  $1.62  $1.47  $1.31  $1.23  $1.18  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                        696     907  1,024  1,260  1,786  2,167  2,418  1,811    806     37
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $2.64   $2.07  $1.50  $2.50  $2.19  $1.97  $1.69  $1.37  $1.00  $1.00
Accumulation unit value at end of period         $2.33   $2.64  $2.07  $1.50  $2.50  $2.19  $1.97  $1.69  $1.37  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        620     744  1,337  2,138  2,477  3,028  2,674  1,897    567     17
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.85   $1.65  $1.32  $2.39  $2.06  $1.77  $1.50  $1.34  $0.94  $1.00
Accumulation unit value at end of period         $1.51   $1.85  $1.65  $1.32  $2.39  $2.06  $1.77  $1.50  $1.34  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                        133     167    185    268    420    513    557    419    104     17
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.51   $1.26  $1.07  $1.87  $2.39  $2.00  $1.78  $1.37  $1.02  $1.00
Accumulation unit value at end of period         $1.41   $1.51  $1.26  $1.07  $1.87  $2.39  $2.00  $1.78  $1.37  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                        291     319    337    391    524    800    981    673    256     15
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $2.08   $1.64  $1.28  $1.93  $2.00  $1.72  $1.60  $1.31  $1.00  $1.00
Accumulation unit value at end of period         $1.98   $2.08  $1.64  $1.28  $1.93  $2.00  $1.72  $1.60  $1.31  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        209     243    296    356    512    911    737    370    224     13
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.54   $1.40  $1.12  $1.80  $1.76  $1.50  $1.37  $1.23  $0.99  $1.00
Accumulation unit value at end of period         $1.51   $1.54  $1.40  $1.12  $1.80  $1.76  $1.50  $1.37  $1.23  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        613     747    793  1,046  1,559  1,733  1,384  1,109    402     30
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period   $2.07   $1.67  $1.27  $2.04  $2.00  $1.73  $1.55  $1.25  $0.98  $1.00
Accumulation unit value at end of period         $1.92   $2.07  $1.67  $1.27  $2.04  $2.00  $1.73  $1.55  $1.25  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                        424     555    653    869  1,520  2,091  2,234    965    307     29
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.32   $1.18  $0.98  $1.58  $1.62  $1.45  $1.38  $1.21  $0.94  $1.00
Accumulation unit value at end of period         $1.36   $1.32  $1.18  $0.98  $1.58  $1.62  $1.45  $1.38  $1.21  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                        285     361    468    610    883  1,109  1,210    276    110     11
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.21   $1.06  $0.89  $1.56  $1.41  $1.35  $1.25  $1.19  $0.93  $1.00
Accumulation unit value at end of period         $1.10   $1.21  $1.06  $0.89  $1.56  $1.41  $1.35  $1.25  $1.19  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        330     372    401    557    617    673  1,056    119     11     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.82      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.75   $1.50  $1.06  $2.03  $1.86  $1.61  $1.49  $1.31  $0.98  $1.00
Accumulation unit value at end of period         $1.61   $1.75  $1.50  $1.06  $2.03  $1.86  $1.61  $1.49  $1.31  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                          4       5      8     18     29     67     36     39     19      3
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.92      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         33      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.04   $1.00  $0.80  $1.13  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.04  $1.00  $0.80  $1.13  $1.02     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         13      10     26     36     42    540     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 38    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period   $1.37   $1.23  $0.92  $1.57  $1.38  $1.09  $1.00     --     --     --
Accumulation unit value at end of period         $1.26   $1.37  $1.23  $0.92  $1.57  $1.38  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         68      68  1,308  1,425    831      9     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.66   $1.38  $0.89  $1.62  $1.52  $1.39  $1.37  $1.32  $0.92  $1.00
Accumulation unit value at end of period         $1.56   $1.66  $1.38  $0.89  $1.62  $1.52  $1.39  $1.37  $1.32  $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                         48      51     60     82     92    103    165     34      5     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period   $1.09   $0.95  $0.75  $1.18  $1.22  $1.06  $1.03  $1.00     --     --
Accumulation unit value at end of period         $1.06   $1.09  $0.95  $0.75  $1.18  $1.22  $1.06  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        607     728  1,930  2,880  3,061  3,791  2,436     44     --     --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period   $2.01   $1.64  $1.05  $1.90  $1.58  $1.48  $1.34  $1.34  $0.93  $1.00
Accumulation unit value at end of period         $1.82   $2.01  $1.64  $1.05  $1.90  $1.58  $1.48  $1.34  $1.34  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                         10      16     12     10     11     24     21     20     14     --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.96   $0.85  $0.63  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.90   $0.96  $0.85  $0.63  $1.06     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        137     160  3,858  3,505  2,828     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period   $3.83   $3.09  $1.75  $3.69  $2.91  $2.01  $1.54  $1.31  $0.98  $1.00
Accumulation unit value at end of period         $2.57   $3.83  $3.09  $1.75  $3.69  $2.91  $2.01  $1.54  $1.31  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         36      61     70     83    193    206    200    197     18      5
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period   $1.05   $0.84  $0.60  $1.02  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.05   $1.05  $0.84  $0.60  $1.02     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --      1     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period   $1.40   $1.26  $0.91  $1.46  $1.33  $1.25  $1.22  $1.13  $0.93  $1.00
Accumulation unit value at end of period         $1.39   $1.40  $1.26  $0.91  $1.46  $1.33  $1.25  $1.22  $1.13  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        131     155    235    285    304    340    345    195    179      4
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period   $2.02   $1.50  $0.93  $1.56  $1.54  $1.37  $1.32  $1.26  $0.95  $1.00
Accumulation unit value at end of period         $1.79   $2.02  $1.50  $0.93  $1.56  $1.54  $1.37  $1.32  $1.26  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                         38      57     72    110    127    178    246    249    156      3
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period   $2.96   $2.63  $2.00  $3.25  $2.57  $1.98  $1.72  $1.34  $1.02  $1.00
Accumulation unit value at end of period         $3.12   $2.96  $2.63  $2.00  $3.25  $2.57  $1.98  $1.72  $1.34  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                        120     150    209    307    355    578    450    130     40     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.04   $0.86  $0.61  $1.11  $1.22  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.92   $1.04  $0.86  $0.61  $1.11  $1.22     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         76      77    644    962    485    846     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.29   $0.98  $0.63  $1.20  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.18   $1.29  $0.98  $0.63  $1.20  $0.99     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         80     106    106    114    140    648     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period   $0.91   $0.75  $0.56  $1.07  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.79   $0.91  $0.75  $0.56  $1.07  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         43      43    878  1,086  1,105  1,042     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period   $1.38   $1.20  $0.87  $1.48  $1.40  $1.21  $1.07  $1.00     --     --
Accumulation unit value at end of period         $1.25   $1.38  $1.20  $0.87  $1.48  $1.40  $1.21  $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        298     401    544    664    841    790    465     --     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period   $1.35   $1.19  $1.01  $1.19  $1.10  $1.04  $1.02  $1.00     --     --
Accumulation unit value at end of period         $1.34   $1.35  $1.19  $1.01  $1.19  $1.10  $1.04  $1.02     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,584   2,113  5,661  5,965  6,507  4,804  2,295      2     --     --
--------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    39

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period   $1.28   $1.05  $0.77  $1.26  $1.29  $1.14  $1.05  $1.00     --     --
Accumulation unit value at end of period         $1.23   $1.28  $1.05  $0.77  $1.26  $1.29  $1.14  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         66      62     80     99    173     85     82     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period   $1.25   $1.12  $0.93  $1.11  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.26   $1.25  $1.12  $0.93  $1.11  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,097     987  2,912  3,613  3,179  3,380     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.38   $1.36  $1.09  $1.33  $1.35  $1.32  $1.18  $1.11  $0.95  $1.00
Accumulation unit value at end of period         $1.35   $1.38  $1.36  $1.09  $1.33  $1.35  $1.32  $1.18  $1.11  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        100     127    164    228    287    405    586    510    324     10
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.63   $1.50  $1.21  $2.19  $2.04  $1.61  $1.45  $1.26  $0.99  $1.00
Accumulation unit value at end of period         $1.34   $1.63  $1.50  $1.21  $2.19  $2.04  $1.61  $1.45  $1.26  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        107     127    148    180    244    229    273    270    236     13
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period   $1.13   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06   $1.13     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         21      23     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.12   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        136     136     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.12   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,093   2,614     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        210      72     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,298   2,129     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period   $0.97   $0.88  $0.68  $1.11  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.93   $0.97  $0.88  $0.68  $1.11  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        141     144  3,933  2,731  2,168  2,674     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period   $1.28   $1.06  $0.78  $1.25  $1.19  $1.04  $1.04  $1.00     --     --
Accumulation unit value at end of period         $1.18   $1.28  $1.06  $0.78  $1.25  $1.19  $1.04  $1.04     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         27      26     33     47     59     63     54     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.09   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09   $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,291     885     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.09   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09   $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     21,360  25,524     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.11   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        938     452     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.11   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.09   $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      7,546   9,298     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 40    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        482     320     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      3,824   4,744     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $2.14   $1.74  $1.29  $1.90  $2.02  $1.69  $1.62  $1.36  $1.00  $1.00
Accumulation unit value at end of period         $2.03   $2.14  $1.74  $1.29  $1.90  $2.02  $1.69  $1.62  $1.36  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        216     280  1,523  1,763  1,674  1,021    937    460    220     20
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/07/2002)
Accumulation unit value at beginning of period   $3.61   $2.92  $1.97  $3.65  $3.17  $2.34  $1.94  $1.51  $1.02  $1.00
Accumulation unit value at end of period         $3.05   $3.61  $2.92  $1.97  $3.65  $3.17  $2.34  $1.94  $1.51  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                        305     394    835    926  1,054  1,256  1,045    444    199     12
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/07/2002)
Accumulation unit value at beginning of period   $2.08   $1.70  $1.21  $2.03  $1.94  $1.82  $1.65  $1.41  $0.99  $1.00
Accumulation unit value at end of period         $1.99   $2.08  $1.70  $1.21  $2.03  $1.94  $1.82  $1.65  $1.41  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        576     720  1,292  1,638  2,304  2,492  2,374  1,263    501     46
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.40   $1.24  $1.09  $1.55  $1.46  $1.31  $1.26  $1.17  $0.96  $1.00
Accumulation unit value at end of period         $1.47   $1.40  $1.24  $1.09  $1.55  $1.46  $1.31  $1.26  $1.17  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                        127     158    186    269    357    386    401    401    222    117
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period   $1.27   $1.10  $0.97  $1.67  $1.47  $1.21  $1.05  $1.00     --     --
Accumulation unit value at end of period         $1.10   $1.27  $1.10  $0.97  $1.67  $1.47  $1.21  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        145     159  1,551    187    332    522    458     17     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.98   $1.61  $1.10  $1.86  $1.76  $1.59  $1.49  $1.27  $0.94  $1.00
Accumulation unit value at end of period         $1.85   $1.98  $1.61  $1.10  $1.86  $1.76  $1.59  $1.49  $1.27  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                        141      69     79     43     49     76    145    157    151     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $2.41   $1.92  $1.27  $2.19  $1.94  $1.60  $1.52  $1.35  $0.96  $1.00
Accumulation unit value at end of period         $2.27   $2.41  $1.92  $1.27  $2.19  $1.94  $1.60  $1.52  $1.35  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                         84      94    110    100    135    185    144    141     18     --
--------------------------------------------------------------------------------------------------------------------------






                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    41

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $1.35    $1.15   $0.76   $1.46   $1.23  $1.00
Accumulation unit value at end of period                      $1.03    $1.35   $1.15   $0.76   $1.46  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                   322      417     481     448     427    206
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $0.95    $0.85   $0.71   $1.21   $1.17  $1.00
Accumulation unit value at end of period                      $0.99    $0.95   $0.85   $0.71   $1.21  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   201      204     142     214     341     89
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $0.81    $0.79   $0.59   $1.28   $1.23  $1.00
Accumulation unit value at end of period                      $0.65    $0.81   $0.79   $0.59   $1.28  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                   742      902   3,880   9,526   4,614  1,363
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $1.13    $1.04   $0.76   $1.28   $1.14  $1.00
Accumulation unit value at end of period                      $1.08    $1.13   $1.04   $0.76   $1.28  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                    50       51     162      83      19     --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                $1.27    $1.08   $0.84   $1.13   $1.17  $1.00
Accumulation unit value at end of period                      $1.25    $1.27   $1.08   $0.84   $1.13  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   549      564   1,999   2,749   2,838     36
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                $1.15    $1.00   $0.75   $1.31   $1.09  $1.00
Accumulation unit value at end of period                      $1.15    $1.15   $1.00   $0.75   $1.31  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                   427      374     387     395     328  1,063
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                $1.05    $0.94   $0.79   $1.09   $1.16  $1.00
Accumulation unit value at end of period                      $1.05    $1.05   $0.94   $0.79   $1.09  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   848      926     806     641     639    116
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.07    $0.96   $0.78   $1.13   $1.12  $1.00
Accumulation unit value at end of period                      $1.08    $1.07   $0.96   $0.78   $1.13  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   126      179     202     143     120     50
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $0.98    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.05    $1.06   $1.07   $1.05   $1.02  $1.00
Accumulation unit value at end of period                      $1.03    $1.05   $1.06   $1.07   $1.05  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,275    2,126   4,847   7,111   2,189    741
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.02    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.02      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.21    $1.13   $1.00   $1.08   $1.04  $1.00
Accumulation unit value at end of period                      $1.28    $1.21   $1.13   $1.00   $1.08  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,407    2,611  32,675  28,147  22,505  6,141
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.13    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.05    $0.90   $0.72   $1.22   $1.14  $1.00
Accumulation unit value at end of period                      $0.98    $1.05   $0.90   $0.72   $1.22  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,783    2,158  22,373  17,748   9,218  3,454
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.25    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------



 42    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $0.96    $0.83   $0.67   $1.18   $1.16  $1.00
Accumulation unit value at end of period                      $1.00    $0.96   $0.83   $0.67   $1.18  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   176       69      75     129     221     39
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.22    $1.00      --      --      --     --
Accumulation unit value at end of period                      $0.95    $1.22      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.65    $1.39   $0.81   $1.77   $1.29  $1.00
Accumulation unit value at end of period                      $1.29    $1.65   $1.39   $0.81   $1.77  $1.29
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,038    1,415   3,281   5,505   2,399    586
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.04    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.26    $1.20   $1.09   $1.10   $1.03  $1.00
Accumulation unit value at end of period                      $1.31    $1.26   $1.20   $1.09   $1.10  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   814    1,014  10,507   9,050   7,401  1,654
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.02    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.11    $1.02      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.17    $1.13   $1.07   $1.08   $1.01  $1.00
Accumulation unit value at end of period                      $1.27    $1.17   $1.13   $1.07   $1.08  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,413    1,619  16,556   6,176   4,750  2,249
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                $1.27    $1.15   $0.81   $1.08   $1.08  $1.00
Accumulation unit value at end of period                      $1.34    $1.27   $1.15   $0.81   $1.08  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,463      328     333     373     264     41
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.08    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.13    $1.08      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.37    $1.21   $0.80   $1.07   $1.07  $1.00
Accumulation unit value at end of period                      $1.43    $1.37   $1.21   $0.80   $1.07  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   485      601     655     594     810    147
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.12    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.36    $1.22   $0.86   $1.07   $1.06  $1.00
Accumulation unit value at end of period                      $1.43    $1.36   $1.22   $0.86   $1.07  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,054    1,295  13,576   6,841   5,168  2,188
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.19    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.03    $1.19      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.09    $0.97   $0.77   $1.30   $1.17  $1.00
Accumulation unit value at end of period                      $0.94    $1.09   $0.97   $0.77   $1.30  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   222      214     243     212     172    100
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.16    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    43

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.02    $0.88   $0.65   $1.18   $1.16  $1.00
Accumulation unit value at end of period                      $0.98    $1.02   $0.88   $0.65   $1.18  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   123      173     186     299     542    128
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.01    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.02    $1.01      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period                $1.17    $0.98   $0.78   $1.30   $1.12  $1.00
Accumulation unit value at end of period                      $1.13    $1.17   $0.98   $0.78   $1.30  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,157    1,460  18,438  12,132   6,507  1,903
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                $1.12    $0.99   $0.73   $1.43   $1.21  $1.00
Accumulation unit value at end of period                      $0.93    $1.12   $0.99   $0.73   $1.43  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                   302      324     495     518     369    815
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.27    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.27      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.40    $1.12   $0.69   $1.27   $1.13  $1.00
Accumulation unit value at end of period                      $1.18    $1.40   $1.12   $0.69   $1.27  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   108      148     127      51      32      7
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.26    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.14    $1.26      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.13    $0.93   $0.67   $1.22   $1.12  $1.00
Accumulation unit value at end of period                      $1.02    $1.13   $0.93   $0.67   $1.22  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   430      521   1,657   2,910   1,939  1,742
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.05    $0.92   $0.74   $1.19   $1.15  $1.00
Accumulation unit value at end of period                      $1.06    $1.05   $0.92   $0.74   $1.19  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   166      121     125     161      68     52
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.20    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.17    $1.20      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.02    $0.85   $0.68   $1.14   $1.16  $1.00
Accumulation unit value at end of period                      $0.99    $1.02   $0.85   $0.68   $1.14  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                    31       31      30       7       5      4
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.27    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.15    $1.27      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.14    $0.91   $0.66   $1.08   $1.14  $1.00
Accumulation unit value at end of period                      $1.03    $1.14   $0.91   $0.66   $1.08  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                    83       87      73      79      30     21
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.00    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.09    $1.07   $1.03   $1.07   $1.02  $1.00
Accumulation unit value at end of period                      $1.10    $1.09   $1.07   $1.03   $1.07  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                   753      801     439     609     266     23
---------------------------------------------------------------------------------------------------------------



 44    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                $1.00       --      --      --      --     --
Accumulation unit value at end of period                      $0.95       --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                $1.03    $0.89   $0.75   $1.15   $0.99  $1.00
Accumulation unit value at end of period                      $0.89    $1.03   $0.89   $0.75   $1.15  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                   359      427     401     319     140    830
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.03    $0.95   $0.77   $1.34   $1.16  $1.00
Accumulation unit value at end of period                      $0.87    $1.03   $0.95   $0.77   $1.34  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                    68       74     101     116      95     35
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                $1.14    $1.06   $0.74   $1.03   $1.02  $1.00
Accumulation unit value at end of period                      $1.16    $1.14   $1.06   $0.74   $1.03  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,217    1,533   8,837   5,960   4,192  1,837
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.14    $0.99   $0.73   $1.30   $1.12  $1.00
Accumulation unit value at end of period                      $1.10    $1.14   $0.99   $0.73   $1.30  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,111    2,378   5,672  11,948   7,839  3,236
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.34    $1.06   $0.76   $1.28   $1.12  $1.00
Accumulation unit value at end of period                      $1.18    $1.34   $1.06   $0.76   $1.28  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,438    1,941   5,798   7,633   3,844  1,122
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.04    $0.93   $0.75   $1.35   $1.17  $1.00
Accumulation unit value at end of period                      $0.85    $1.04   $0.93   $0.75   $1.35  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   306      334     293     596     484    191
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $0.77    $0.64   $0.55   $0.96   $1.22  $1.00
Accumulation unit value at end of period                      $0.72    $0.77   $0.64   $0.55   $0.96  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                   508      445     475     459     527    313
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.18    $0.93   $0.73   $1.10   $1.14  $1.00
Accumulation unit value at end of period                      $1.13    $1.18   $0.93   $0.73   $1.10  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   558      667     686     632     593    209
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $0.99    $0.90   $0.72   $1.16   $1.14  $1.00
Accumulation unit value at end of period                      $0.97    $0.99   $0.90   $0.72   $1.16  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   949    1,071   1,072     979     948    338
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                $0.92    $0.82   $0.68   $1.10   $1.13  $1.00
Accumulation unit value at end of period                      $0.94    $0.92   $0.82   $0.68   $1.10  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   236      290     177     178     186    162
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $0.97    $0.85   $0.71   $1.25   $1.13  $1.00
Accumulation unit value at end of period                      $0.88    $0.97   $0.85   $0.71   $1.25  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   114      114     123      57      81     19
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.09    $0.93   $0.66   $1.26   $1.15  $1.00
Accumulation unit value at end of period                      $0.99    $1.09   $0.93   $0.66   $1.26  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   244      247     276     309     336     33
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period                $1.00       --      --      --      --     --
Accumulation unit value at end of period                      $0.92       --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   369       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.10    $1.06   $0.84   $1.19   $1.08  $1.00
Accumulation unit value at end of period                      $1.13    $1.10   $1.06   $0.84   $1.19  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   453      552     543     492     374    542
---------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    45

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.21    $1.08   $0.81   $1.38   $1.22  $1.00
Accumulation unit value at end of period                      $1.11    $1.21   $1.08   $0.81   $1.38  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                   534      621   7,178   6,034   2,512     33
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.01    $0.88   $0.69   $1.09   $1.13  $1.00
Accumulation unit value at end of period                      $0.98    $1.01   $0.88   $0.69   $1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   372      431   5,748   7,463   4,403  2,278
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.96    $0.85   $0.63   $1.06   $1.00     --
Accumulation unit value at end of period                      $0.90    $0.96   $0.85   $0.63   $1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   925    1,073  18,832  13,405   7,803     --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period                $1.04    $0.84   $0.60   $1.02   $1.00     --
Accumulation unit value at end of period                      $1.05    $1.04   $0.84   $0.60   $1.02     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   149      199     197     122      81     --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                $1.18    $1.07   $0.77   $1.24   $1.13  $1.00
Accumulation unit value at end of period                      $1.17    $1.18   $1.07   $0.77   $1.24  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   225      243     129      57      35     28
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                $1.38    $1.23   $0.94   $1.52   $1.21  $1.00
Accumulation unit value at end of period                      $1.46    $1.38   $1.23   $0.94   $1.52  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                   782      921   1,049     962     770    261
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.05    $0.87   $0.62   $1.13   $1.25  $1.00
Accumulation unit value at end of period                      $0.94    $1.05   $0.87   $0.62   $1.13  $1.25
Number of accumulation units outstanding at end of period
(000 omitted)                                                   297      229   2,721   3,633   1,315    858
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.49    $1.14   $0.73   $1.39   $1.15  $1.00
Accumulation unit value at end of period                      $1.37    $1.49   $1.14   $0.73   $1.39  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   156      186     202     302     238    524
---------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                $1.03    $0.85   $0.64   $1.21   $1.19  $1.00
Accumulation unit value at end of period                      $0.90    $1.03   $0.85   $0.64   $1.21  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                   176      216   3,810   3,541   2,575    863
---------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                $1.18    $0.97   $0.75   $1.24   $1.17  $1.00
Accumulation unit value at end of period                      $1.13    $1.18   $0.97   $0.75   $1.24  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   147      151     148     125     112     67
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.16    $1.01   $0.73   $1.24   $1.18  $1.00
Accumulation unit value at end of period                      $1.05    $1.16   $1.01   $0.73   $1.24  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                   678      636     666     666     599    178
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.30    $1.14   $0.97   $1.15   $1.06  $1.00
Accumulation unit value at end of period                      $1.29    $1.30   $1.14   $0.97   $1.15  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,631    3,037  19,339  15,020  11,993  2,853
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.14    $0.93   $0.69   $1.12   $1.15  $1.00
Accumulation unit value at end of period                      $1.10    $1.14   $0.93   $0.69   $1.12  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   218      251     312     257     311    105
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                $0.96    $0.85   $0.65   $1.12   $1.07  $1.00
Accumulation unit value at end of period                      $0.91    $0.96   $0.85   $0.65   $1.12  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   387      390     529     435     337      5
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                $1.25    $1.12   $0.93   $1.12   $1.05  $1.00
Accumulation unit value at end of period                      $1.26    $1.25   $1.12   $0.93   $1.12  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,530    1,232  10,833  11,520   7,960  3,210
---------------------------------------------------------------------------------------------------------------



 46    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.12    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.12      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   887      563      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.12    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.12      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                14,095   14,269      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.19    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.03    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.29    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.21    $1.29      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.04    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,870    1,217      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.04    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                27,822   20,457      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.16    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.11    $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.00    $0.91   $0.70   $1.15   $1.12  $1.00
Accumulation unit value at end of period                      $0.95    $1.00   $0.91   $0.70   $1.15  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   508      719  18,154   9,698   5,374  2,318
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.18    $1.00      --      --      --     --
Accumulation unit value at end of period                      $0.94    $1.18      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.05    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.05    $1.05      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.23    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.14    $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.20    $1.00   $0.74   $1.18   $1.12  $1.00
Accumulation unit value at end of period                      $1.11    $1.20   $1.00   $0.74   $1.18  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   106       96      58      26       9      2
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.16    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    47

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.06    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.19    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.20    $1.19      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.24    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.19    $1.24      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.16    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.14    $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.09    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.09      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                12,779    7,816      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.09    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.09    $1.09      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               121,489  131,296      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.11    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.11      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 4,493    2,399      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.11    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.09    $1.11      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                59,742   63,511      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 5,429    3,701      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.08    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                36,289   38,937      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.20    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.07    $1.20      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.17    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.20    $1.17      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.23    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.21    $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.29    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.27    $1.29      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.23    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.16    $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------



 48    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011     2010    2009    2008    2007    2006
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.23    $1.00   $0.74   $1.09   $1.16  $1.00
Accumulation unit value at end of period                      $1.16    $1.23   $1.00   $0.74   $1.09  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   370      429  10,344   9,166   5,574    673
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.04    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.17    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.01    $1.17      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                      $1.01    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       --      --      --      --     --
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                $1.40    $1.13   $0.76   $1.42   $1.23  $1.00
Accumulation unit value at end of period                      $1.18    $1.40   $1.13   $0.76   $1.42  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                   878      975   5,489   3,842   2,033    855
---------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                $1.20    $0.98   $0.70   $1.17   $1.12  $1.00
Accumulation unit value at end of period                      $1.14    $1.20   $0.98   $0.70   $1.17  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,071    1,249   4,677   4,142   2,742    456
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.01    $0.87   $0.76   $1.32   $1.17  $1.00
Accumulation unit value at end of period                      $0.87    $1.01   $0.87   $0.76   $1.32  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   421      491   9,217     106      99     75
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.30    $1.06   $0.72   $1.22   $1.16  $1.00
Accumulation unit value at end of period                      $1.21    $1.30   $1.06   $0.72   $1.22  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   386      125     149     151     119     67
---------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.51    $1.20   $0.80   $1.37   $1.22  $1.00
Accumulation unit value at end of period                      $1.42    $1.51   $1.20   $0.80   $1.37  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                   373      430     492     382     415     96
---------------------------------------------------------------------------------------------------------------






                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    49

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                          2011     2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period               $1.35    $1.15   $0.76   $1.46   $1.23  $1.00
Accumulation unit value at end of period                     $1.02    $1.35   $1.15   $0.76   $1.46  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                   68       68      94      38      27     75
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period               $0.95    $0.85   $0.71   $1.21   $1.17  $1.00
Accumulation unit value at end of period                     $0.99    $0.95   $0.85   $0.71   $1.21  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   25       29      26      18      18      3
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period               $0.81    $0.79   $0.59   $1.28   $1.23  $1.00
Accumulation unit value at end of period                     $0.65    $0.81   $0.79   $0.59   $1.28  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                  313      393   2,285   5,775   2,393    479
--------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period               $1.13    $1.04   $0.76   $1.28   $1.14  $1.00
Accumulation unit value at end of period                     $1.08    $1.13   $1.04   $0.76   $1.28  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   14        5       6       9      --     --
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period               $1.27    $1.08   $0.84   $1.12   $1.17  $1.00
Accumulation unit value at end of period                     $1.24    $1.27   $1.08   $0.84   $1.12  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   92      109     929   1,551   1,546      4
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period               $1.15    $1.00   $0.75   $1.30   $1.09  $1.00
Accumulation unit value at end of period                     $1.14    $1.15   $1.00   $0.75   $1.30  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                    9       21      17      35      71    538
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period               $1.05    $0.93   $0.79   $1.09   $1.16  $1.00
Accumulation unit value at end of period                     $1.04    $1.05   $0.93   $0.79   $1.09  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  204      245     242     187     148     19
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.07    $0.96   $0.78   $1.12   $1.12  $1.00
Accumulation unit value at end of period                     $1.08    $1.07   $0.96   $0.78   $1.12  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  170      149     136      --       4     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                     $0.98    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.04    $1.05   $1.06   $1.05   $1.01  $1.00
Accumulation unit value at end of period                     $1.03    $1.04   $1.05   $1.06   $1.05  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                  478      448     852   1,141     752     76
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.02    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.07    $1.02      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.21    $1.13   $1.00   $1.08   $1.04  $1.00
Accumulation unit value at end of period                     $1.28    $1.21   $1.13   $1.00   $1.08  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                  424      566  24,086  18,611  12,855  2,798
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.13    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   61        3      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.04    $0.90   $0.72   $1.22   $1.14  $1.00
Accumulation unit value at end of period                     $0.98    $1.04   $0.90   $0.72   $1.22  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  330      462  14,862  10,314   4,662  1,337
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.25    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------



 50    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011     2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $0.96    $0.83   $0.67   $1.18   $1.16  $1.00
Accumulation unit value at end of period                     $1.00    $0.96   $0.83   $0.67   $1.18  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.22    $1.00      --      --      --     --
Accumulation unit value at end of period                     $0.95    $1.22      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   27       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.65    $1.39   $0.81   $1.77   $1.29  $1.00
Accumulation unit value at end of period                     $1.29    $1.65   $1.39   $0.81   $1.77  $1.29
Number of accumulation units outstanding at end of period
(000 omitted)                                                  269      254   1,676   3,290   1,248    248
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.04    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.08    $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   10        5      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.26    $1.19   $1.08   $1.10   $1.03  $1.00
Accumulation unit value at end of period                     $1.30    $1.26   $1.19   $1.08   $1.10  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                  117      164   7,610   5,845   4,237    761
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.02    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.10    $1.02      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    7        3      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.17    $1.13   $1.07   $1.08   $1.01  $1.00
Accumulation unit value at end of period                     $1.27    $1.17   $1.13   $1.07   $1.08  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                  113      124  11,712   3,538   2,678  1,052
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period               $1.27    $1.15   $0.81   $1.08   $1.08  $1.00
Accumulation unit value at end of period                     $1.34    $1.27   $1.15   $0.81   $1.08  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                  135      111     124     105      82     16
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.08    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.13    $1.08      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    6        4      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.36    $1.21   $0.79   $1.07   $1.07  $1.00
Accumulation unit value at end of period                     $1.42    $1.36   $1.21   $0.79   $1.07  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                  122      141     139      79      72     44
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.12    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.36    $1.21   $0.86   $1.07   $1.06  $1.00
Accumulation unit value at end of period                     $1.43    $1.36   $1.21   $0.86   $1.07  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                   92      136   9,699   4,459   3,104    984
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.19    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.03    $1.19      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.09    $0.96   $0.76   $1.30   $1.17  $1.00
Accumulation unit value at end of period                     $0.94    $1.09   $0.96   $0.76   $1.30  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   46       39      30       4       2      2
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.15    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    51

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011     2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.02    $0.88   $0.65   $1.18   $1.16  $1.00
Accumulation unit value at end of period                     $0.97    $1.02   $0.88   $0.65   $1.18  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   27       27      13      13      11      8
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.01    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.02    $1.01      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    2        1      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period               $1.17    $0.97   $0.78   $1.30   $1.12  $1.00
Accumulation unit value at end of period                     $1.13    $1.17   $0.97   $0.78   $1.30  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  272      374  12,618   7,408   3,779    897
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period               $1.12    $0.99   $0.73   $1.43   $1.21  $1.00
Accumulation unit value at end of period                     $0.92    $1.12   $0.99   $0.73   $1.43  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                  172      133     121     128      42    370
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.27    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.06    $1.27      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.40    $1.12   $0.69   $1.27   $1.13  $1.00
Accumulation unit value at end of period                     $1.17    $1.40   $1.12   $0.69   $1.27  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   12       17      20      15      37     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.26    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.14    $1.26      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.12    $0.93   $0.66   $1.22   $1.12  $1.00
Accumulation unit value at end of period                     $1.02    $1.12   $0.93   $0.66   $1.22  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  118      177     730   1,547     897    754
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.05    $0.92   $0.74   $1.19   $1.15  $1.00
Accumulation unit value at end of period                     $1.05    $1.05   $0.92   $0.74   $1.19  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   92      226     135     152      11     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.20    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.17    $1.20      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    6        4      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.01    $0.85   $0.68   $1.14   $1.16  $1.00
Accumulation unit value at end of period                     $0.99    $1.01   $0.85   $0.68   $1.14  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   28       15      10       8       8     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.27    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.15    $1.27      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    7        2      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.14    $0.91   $0.66   $1.08   $1.14  $1.00
Accumulation unit value at end of period                     $1.03    $1.14   $0.91   $0.66   $1.08  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   29       30      15      43      --      1
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.00    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    3        1      --      --      --     --
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.09    $1.07   $1.03   $1.06   $1.02  $1.00
Accumulation unit value at end of period                     $1.09    $1.09   $1.07   $1.03   $1.06  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  360      381     313     306     171      5
--------------------------------------------------------------------------------------------------------------



 52    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011     2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period               $1.00       --      --      --      --     --
Accumulation unit value at end of period                     $0.95       --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period               $1.03    $0.89   $0.75   $1.15   $0.99  $1.00
Accumulation unit value at end of period                     $0.89    $1.03   $0.89   $0.75   $1.15  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                  106      112     147      92      58    407
--------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period               $1.03    $0.95   $0.77   $1.34   $1.16  $1.00
Accumulation unit value at end of period                     $0.86    $1.03   $0.95   $0.77   $1.34  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   24       16      28      45      26     11
--------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period               $1.14    $1.06   $0.74   $1.03   $1.02  $1.00
Accumulation unit value at end of period                     $1.16    $1.14   $1.06   $0.74   $1.03  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                  271      253   6,229   3,797   2,367    806
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period               $1.14    $0.98   $0.73   $1.29   $1.12  $1.00
Accumulation unit value at end of period                     $1.09    $1.14   $0.98   $0.73   $1.29  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  871      800   3,018   6,996   4,358  1,504
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period               $1.34    $1.05   $0.76   $1.28   $1.12  $1.00
Accumulation unit value at end of period                     $1.18    $1.34   $1.05   $0.76   $1.28  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  436      448   3,101   4,524   1,951    507
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period               $1.04    $0.93   $0.75   $1.35   $1.16  $1.00
Accumulation unit value at end of period                     $0.85    $1.04   $0.93   $0.75   $1.35  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  102      118     119      92      99     21
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period               $0.77    $0.64   $0.54   $0.96   $1.22  $1.00
Accumulation unit value at end of period                     $0.72    $0.77   $0.64   $0.54   $0.96  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                   49       45      26      36      19      4
--------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period               $1.18    $0.93   $0.73   $1.10   $1.14  $1.00
Accumulation unit value at end of period                     $1.13    $1.18   $0.93   $0.73   $1.10  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  104       90      90     131     158     47
--------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period               $0.99    $0.90   $0.72   $1.16   $1.14  $1.00
Accumulation unit value at end of period                     $0.97    $0.99   $0.90   $0.72   $1.16  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                  240      360     309     430     425    170
--------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period               $0.91    $0.82   $0.68   $1.10   $1.13  $1.00
Accumulation unit value at end of period                     $0.94    $0.91   $0.82   $0.68   $1.10  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   43       47      53      54      55     15
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period               $0.96    $0.85   $0.71   $1.25   $1.13  $1.00
Accumulation unit value at end of period                     $0.88    $0.96   $0.85   $0.71   $1.25  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   10        2       6      22      45     --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period               $1.08    $0.92   $0.66   $1.26   $1.15  $1.00
Accumulation unit value at end of period                     $0.99    $1.08   $0.92   $0.66   $1.26  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                    7       10       2       4      10      2
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period               $1.00       --      --      --      --     --
Accumulation unit value at end of period                     $0.91       --      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   32       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period               $1.10    $1.06   $0.84   $1.19   $1.08  $1.00
Accumulation unit value at end of period                     $1.13    $1.10   $1.06   $0.84   $1.19  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   17       23      34      45       7    256
--------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    53

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011     2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period               $1.20    $1.08   $0.81   $1.38   $1.22  $1.00
Accumulation unit value at end of period                     $1.11    $1.20   $1.08   $0.81   $1.38  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                   79       99   4,814   3,794   1,454     --
--------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period               $1.01    $0.88   $0.69   $1.09   $1.13  $1.00
Accumulation unit value at end of period                     $0.97    $1.01   $0.88   $0.69   $1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                  124      146   4,048   4,844   2,697  1,129
--------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.96    $0.85   $0.63   $1.06   $1.00     --
Accumulation unit value at end of period                     $0.89    $0.96   $0.85   $0.63   $1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  101      130  13,024   8,449   4,753     --
--------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period               $1.04    $0.84   $0.60   $1.02   $1.00     --
Accumulation unit value at end of period                     $1.04    $1.04   $0.84   $0.60   $1.02     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   49       36      31      34      31     --
--------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period               $1.18    $1.06   $0.77   $1.24   $1.13  $1.00
Accumulation unit value at end of period                     $1.17    $1.18   $1.06   $0.77   $1.24  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   28       33      30      40      --     --
--------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period               $1.38    $1.23   $0.94   $1.52   $1.21  $1.00
Accumulation unit value at end of period                     $1.45    $1.38   $1.23   $0.94   $1.52  $1.21
Number of accumulation units outstanding at end of period
(000 omitted)                                                   77      101     120      68      59      4
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period               $1.05    $0.87   $0.62   $1.13   $1.25  $1.00
Accumulation unit value at end of period                     $0.94    $1.05   $0.87   $0.62   $1.13  $1.25
Number of accumulation units outstanding at end of period
(000 omitted)                                                   53       58   1,797   2,196     755    378
--------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period               $1.49    $1.14   $0.73   $1.39   $1.15  $1.00
Accumulation unit value at end of period                     $1.37    $1.49   $1.14   $0.73   $1.39  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                   60       57     102      89      82    259
--------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period               $1.03    $0.85   $0.64   $1.21   $1.19  $1.00
Accumulation unit value at end of period                     $0.89    $1.03   $0.85   $0.64   $1.21  $1.19
Number of accumulation units outstanding at end of period
(000 omitted)                                                   37       48   2,555   2,223   1,578    427
--------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period               $1.17    $0.97   $0.74   $1.24   $1.17  $1.00
Accumulation unit value at end of period                     $1.12    $1.17   $0.97   $0.74   $1.24  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   40       41      43      56      42     42
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period               $1.15    $1.01   $0.73   $1.24   $1.18  $1.00
Accumulation unit value at end of period                     $1.04    $1.15   $1.01   $0.73   $1.24  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                  125      140     139     112      83     41
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period               $1.29    $1.14   $0.97   $1.15   $1.06  $1.00
Accumulation unit value at end of period                     $1.29    $1.29   $1.14   $0.97   $1.15  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                  754      958  13,334   9,251   6,631  1,314
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period               $1.13    $0.93   $0.69   $1.12   $1.15  $1.00
Accumulation unit value at end of period                     $1.09    $1.13   $0.93   $0.69   $1.12  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                    3        6      18      12      12      5
--------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period               $0.96    $0.85   $0.65   $1.12   $1.07  $1.00
Accumulation unit value at end of period                     $0.91    $0.96   $0.85   $0.65   $1.12  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                   10       17      25       5       9     --
--------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period               $1.25    $1.12   $0.93   $1.12   $1.05  $1.00
Accumulation unit value at end of period                     $1.26    $1.25   $1.12   $0.93   $1.12  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                  500      438   7,502   7,589   4,910  1,615
--------------------------------------------------------------------------------------------------------------



 54    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011     2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period               $1.12    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.07    $1.12      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                3,422    1,451      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period               $1.12    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.08    $1.12      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                7,303    8,181      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.06    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.19    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.21    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.03    $1.21      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   17       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.29    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.21    $1.29      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period               $1.04    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.07    $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                4,427    3,563      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period               $1.04    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.07    $1.04      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               14,112   15,521      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.16    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.11    $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.00    $0.90   $0.70   $1.15   $1.12  $1.00
Accumulation unit value at end of period                     $0.95    $1.00   $0.90   $0.70   $1.15  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   81      115  12,560   6,269   3,313  1,143
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.18    $1.00      --      --      --     --
Accumulation unit value at end of period                     $0.94    $1.18      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    4        2      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.05    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.05    $1.05      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    6        3      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.23    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.14    $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   47        2      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.20    $1.00   $0.74   $1.18   $1.12  $1.00
Accumulation unit value at end of period                     $1.11    $1.20   $1.00   $0.74   $1.18  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   10       10      19       9       1     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.16    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.07    $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   32       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    55

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011     2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.06    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    2        1      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.19    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.20    $1.19      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.24    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.19    $1.24      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.16    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.14    $1.16      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    8       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period               $1.09    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.08    $1.09      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               16,923    8,826      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period               $1.09    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.08    $1.09      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               87,650  103,350      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period               $1.11    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.08    $1.11      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               11,530    5,922      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period               $1.11    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.08    $1.11      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               34,961   38,253      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period               $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.08    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                4,813    1,965      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period               $1.07    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.08    $1.07      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                               26,042   29,932      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.20    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.07    $1.20      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   14       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.17    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.20    $1.17      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.23    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.21    $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.29    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.27    $1.29      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.23    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.16    $1.23      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------



 56    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                          2011     2010    2009    2008    2007    2006
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period               $1.22    $1.00   $0.74   $1.09   $1.16  $1.00
Accumulation unit value at end of period                     $1.16    $1.22   $1.00   $0.74   $1.09  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                  124      162   7,218   5,901   3,393    346
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.04    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    3        1      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.17    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.01    $1.17      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period               $1.00    $1.00      --      --      --     --
Accumulation unit value at end of period                     $1.01    $1.00      --      --      --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   --       --      --      --      --     --
--------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period               $1.39    $1.13   $0.76   $1.42   $1.23  $1.00
Accumulation unit value at end of period                     $1.18    $1.39   $1.13   $0.76   $1.42  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                  222      298   3,426   2,133     931    343
--------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period               $1.20    $0.98   $0.70   $1.17   $1.12  $1.00
Accumulation unit value at end of period                     $1.14    $1.20   $0.98   $0.70   $1.17  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                  303      331   2,615   2,103   1,304    132
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period               $1.01    $0.87   $0.76   $1.32   $1.17  $1.00
Accumulation unit value at end of period                     $0.87    $1.01   $0.87   $0.76   $1.32  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                   53       54   6,603      10      --     --
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period               $1.29    $1.06   $0.72   $1.22   $1.16  $1.00
Accumulation unit value at end of period                     $1.21    $1.29   $1.06   $0.72   $1.22  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   39       20      37       9      --     --
--------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period               $1.50    $1.20   $0.79   $1.37   $1.22  $1.00
Accumulation unit value at end of period                     $1.42    $1.50   $1.20   $0.79   $1.37  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                  142      118     111      62      74      5
--------------------------------------------------------------------------------------------------------------






                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    57

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period   $1.24   $1.05  $0.70  $1.34  $1.13  $1.06  $1.00     --     --     --
Accumulation unit value at end of period         $0.93   $1.24  $1.05  $0.70  $1.34  $1.13  $1.06     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         41      31     31     25     26     87     18     --     --     --
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period   $1.31   $1.17  $0.99  $1.68  $1.62  $1.41  $1.36  $1.24  $0.95  $1.00
Accumulation unit value at end of period         $1.37   $1.31  $1.17  $0.99  $1.68  $1.62  $1.41  $1.36  $1.24  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        193     264    312    351    534    623    698    566    228      3
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period   $1.81   $1.76  $1.33  $2.87  $2.75  $2.06  $1.79  $1.45  $1.02  $1.00
Accumulation unit value at end of period         $1.44   $1.81  $1.76  $1.33  $2.87  $2.75  $2.06  $1.79  $1.45  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                        309     382    603  1,147  1,421  1,520  1,016    393    168      3
--------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period   $1.21   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.15   $1.21     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          4      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period   $1.75   $1.56  $1.18  $2.17  $1.87  $1.51  $1.35  $1.19  $0.98  $1.00
Accumulation unit value at end of period         $1.52   $1.75  $1.56  $1.18  $2.17  $1.87  $1.51  $1.35  $1.19  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         26      30     90    217    269    158    185    132     42     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period   $1.01   $0.86  $0.67  $0.90  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.99   $1.01  $0.86  $0.67  $0.90     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         75     106    222    398    560     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period   $1.03   $0.90  $0.68  $1.18  $0.99  $1.04  $1.00     --     --     --
Accumulation unit value at end of period         $1.03   $1.03  $0.90  $0.68  $1.18  $0.99  $1.04     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         62     135    129    118     42    664    109     --     --     --
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period   $1.54   $1.38  $1.16  $1.61  $1.72  $1.47  $1.42  $1.26  $0.99  $1.00
Accumulation unit value at end of period         $1.53   $1.54  $1.38  $1.16  $1.61  $1.72  $1.47  $1.42  $1.26  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        350     375    414    569  1,164  1,347  1,479    981    305     --
--------------------------------------------------------------------------------------------------------------------------
CALVERT VP SRI BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period   $1.27   $1.15  $0.93  $1.37  $1.35  $1.26  $1.20  $1.12  $0.95  $1.00
Accumulation unit value at end of period         $1.32   $1.27  $1.15  $0.93  $1.37  $1.35  $1.26  $1.20  $1.12  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                         15     100    103    306    291    288    144    101      6     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.37   $1.23  $1.00  $1.45  $1.44  $1.27  $1.24  $1.15  $0.96  $1.00
Accumulation unit value at end of period         $1.38   $1.37  $1.23  $1.00  $1.45  $1.44  $1.27  $1.24  $1.15  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                        219     257    300    162    485    198    150    125    108      3
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $0.99   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.98   $0.99     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        830      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.06   $1.07  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99  $1.00  $1.00
Accumulation unit value at end of period         $1.04   $1.06  $1.07  $1.08  $1.07  $1.03  $1.00  $0.99  $0.99  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        467     644  1,286  3,444  2,303  1,986  1,666  1,123    515    105
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.02   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         75      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.32   $1.23  $1.09  $1.17  $1.13  $1.10  $1.09  $1.05  $1.02  $1.00
Accumulation unit value at end of period         $1.39   $1.32  $1.23  $1.09  $1.17  $1.13  $1.10  $1.09  $1.05  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                      1,921   2,480  5,619  6,022  6,003  5,478  2,694  1,596    573     25
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.21   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.13   $1.21     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         36      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 58    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.96   $1.70  $1.35  $2.30  $2.15  $1.82  $1.62  $1.39  $0.99  $1.00
Accumulation unit value at end of period         $1.84   $1.96  $1.70  $1.35  $2.30  $2.15  $1.82  $1.62  $1.39  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        830   1,087  2,423  2,867  3,181  3,601  2,375  1,384    191      3
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.21   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.25   $1.21     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.22   $1.05  $0.86  $1.50  $1.48  $1.30  $1.24  $1.18  $0.93  $1.00
Accumulation unit value at end of period         $1.27   $1.22  $1.05  $0.86  $1.50  $1.48  $1.30  $1.24  $1.18  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        412     483    518    602    779    865    862     62     38     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.22   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.95   $1.22     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         19       4     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $3.81   $3.22  $1.87  $4.09  $3.00  $2.27  $1.72  $1.40  $1.01  $1.00
Accumulation unit value at end of period         $2.97   $3.81  $3.22  $1.87  $4.09  $3.00  $2.27  $1.72  $1.40  $1.01
Number of accumulation units outstanding at
end of period (000 omitted)                        139     159    327    536    403    381    339    128     11     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         53       4     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.52   $1.44  $1.31  $1.33  $1.25  $1.19  $1.26  $1.16  $1.04  $1.00
Accumulation unit value at end of period         $1.57   $1.52  $1.44  $1.31  $1.33  $1.25  $1.19  $1.26  $1.16  $1.04
Number of accumulation units outstanding at
end of period (000 omitted)                        711     809  1,674  2,093  2,465  2,116  1,478    737    198      7
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.02   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.10   $1.02     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         48      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period   $1.18   $1.15  $1.09  $1.10  $1.03  $1.03  $1.02  $1.00     --     --
Accumulation unit value at end of period         $1.29   $1.18  $1.15  $1.09  $1.10  $1.03  $1.03  $1.02     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        861   1,085  2,677  1,805  1,833  2,120  1,111      5     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (04/28/2006)
Accumulation unit value at beginning of period   $1.26   $1.14  $0.80  $1.07  $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.32   $1.26  $1.14  $0.80  $1.07  $1.07     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        269     277    296    362    607    689     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.08   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $1.08     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         20      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $2.01   $1.78  $1.17  $1.59  $1.58  $1.44  $1.40  $1.27  $1.03  $1.00
Accumulation unit value at end of period         $2.10   $2.01  $1.78  $1.17  $1.59  $1.58  $1.44  $1.40  $1.27  $1.03
Number of accumulation units outstanding at
end of period (000 omitted)                        236     412    500    818  1,579  2,004  2,130  1,810    993     10
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.12   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         36      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period   $1.40   $1.25  $0.89  $1.11  $1.10  $1.03  $1.01  $1.00     --     --
Accumulation unit value at end of period         $1.47   $1.40  $1.25  $0.89  $1.11  $1.10  $1.03  $1.01     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        264     285  1,691  1,098  1,103  1,257    283     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.19   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.03   $1.19     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          5       1     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    59

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.84   $1.64  $1.30  $2.21  $1.98  $1.62  $1.44  $1.24  $0.98  $1.00
Accumulation unit value at end of period         $1.60   $1.84  $1.64  $1.30  $2.21  $1.98  $1.62  $1.44  $1.24  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         81      62     86    127    200    243    237     85      6     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.21   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.15   $1.21     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.25   $1.08  $0.80  $1.45  $1.42  $1.30  $1.21  $1.13  $0.94  $1.00
Accumulation unit value at end of period         $1.19   $1.25  $1.08  $0.80  $1.45  $1.42  $1.30  $1.21  $1.13  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                        117     159    184    279    440    531    660    196    120     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.01   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.02   $1.01     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         45      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (05/01/2006)
Accumulation unit value at beginning of period   $1.06   $0.89  $0.71  $1.18  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.02   $1.06  $0.89  $0.71  $1.18  $1.02     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        364     409  2,370  2,024  1,539  1,164     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (05/01/2006)
Accumulation unit value at beginning of period   $0.98   $0.87  $0.64  $1.26  $1.06  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.81   $0.98  $0.87  $0.64  $1.26  $1.06     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        102     183    189    279    232    549     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.27   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06   $1.27     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.70   $1.36  $0.84  $1.55  $1.38  $1.40  $1.28  $1.19  $0.98  $1.00
Accumulation unit value at end of period         $1.43   $1.70  $1.36  $0.84  $1.55  $1.38  $1.40  $1.28  $1.19  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         16      27     62     43     57     59     77     52     36      5
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.26   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.14   $1.26     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          7      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (05/02/2005)
Accumulation unit value at beginning of period   $1.35   $1.11  $0.80  $1.47  $1.35  $1.19  $1.00     --     --     --
Accumulation unit value at end of period         $1.22   $1.35  $1.11  $0.80  $1.47  $1.35  $1.19     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         69     119    225    454    618  1,132    111     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.40   $1.23  $0.99  $1.60  $1.54  $1.35  $1.31  $1.20  $0.95  $1.00
Accumulation unit value at end of period         $1.41   $1.40  $1.23  $0.99  $1.60  $1.54  $1.35  $1.31  $1.20  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                        223     246    322    417    691    735    940    788    372      8
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.20   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.17   $1.20     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period   $1.09   $0.92  $0.74  $1.23  $1.25  $1.07  $1.03  $1.00     --     --
Accumulation unit value at end of period         $1.06   $1.09  $0.92  $0.74  $1.23  $1.25  $1.07  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         10      16     18      5     14     29     15      2     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.27   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.15   $1.27     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.90   $1.51  $1.10  $1.81  $1.91  $1.73  $1.67  $1.43  $0.98  $1.00
Accumulation unit value at end of period         $1.71   $1.90  $1.51  $1.10  $1.81  $1.91  $1.73  $1.67  $1.43  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         51      65     63     92    224    337    453    415    117      4
--------------------------------------------------------------------------------------------------------------------------



 60    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.00   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.00   $1.00     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $1.09   $1.07  $1.03  $1.07  $1.03  $1.00  $1.00  $1.00  $1.00  $1.00
Accumulation unit value at end of period         $1.10   $1.09  $1.07  $1.03  $1.07  $1.03  $1.00  $1.00  $1.00  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        226     327    482    738    720    991  1,237  1,102    552     25
--------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.95      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         17      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period   $1.00   $0.87  $0.73  $1.12  $0.97  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.86   $1.00  $0.87  $0.73  $1.12  $0.97     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        137     134    161    167     44    479     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period   $1.14   $1.06  $0.74  $1.03  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.16   $1.14  $1.06  $0.74  $1.03  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        389     453  1,260  1,127  1,335  1,077     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period   $1.05   $0.90  $0.68  $1.19  $1.03  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.00   $1.05  $0.90  $0.68  $1.19  $1.03     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        904   1,007  1,393  2,566  2,154  2,206     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.31   $1.16  $0.92  $1.61  $1.45  $1.30  $1.23  $1.18  $0.97  $1.00
Accumulation unit value at end of period         $1.31   $1.31  $1.16  $0.92  $1.61  $1.45  $1.30  $1.23  $1.18  $0.97
Number of accumulation units outstanding at
end of period (000 omitted)                        419     532    722    976  1,343  1,937  2,066  1,461    559     14
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $2.59   $2.04  $1.48  $2.48  $2.17  $1.96  $1.68  $1.36  $1.00  $1.00
Accumulation unit value at end of period         $2.28   $2.59  $2.04  $1.48  $2.48  $2.17  $1.96  $1.68  $1.36  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        423     559    964  1,496  1,756  2,082  1,937  1,292    500     11
--------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.82   $1.63  $1.31  $2.36  $2.04  $1.75  $1.49  $1.33  $0.94  $1.00
Accumulation unit value at end of period         $1.48   $1.82  $1.63  $1.31  $2.36  $2.04  $1.75  $1.49  $1.33  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                        120     170    204    286    425    456    397    294     90      2
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.48   $1.24  $1.05  $1.85  $2.37  $1.99  $1.77  $1.36  $1.02  $1.00
Accumulation unit value at end of period         $1.38   $1.48  $1.24  $1.05  $1.85  $2.37  $1.99  $1.77  $1.36  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                        167     180    224    340    514    653    812    732    435     16
--------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $2.04   $1.61  $1.26  $1.91  $1.98  $1.71  $1.59  $1.30  $1.00  $1.00
Accumulation unit value at end of period         $1.94   $2.04  $1.61  $1.26  $1.91  $1.98  $1.71  $1.59  $1.30  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        115     128    170    208    507    672    451    208    101      4
--------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.52   $1.38  $1.11  $1.78  $1.74  $1.49  $1.36  $1.23  $0.99  $1.00
Accumulation unit value at end of period         $1.48   $1.52  $1.38  $1.11  $1.78  $1.74  $1.49  $1.36  $1.23  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        350     429    484    629    956  1,045    825    780    330     18
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period   $2.04   $1.65  $1.25  $2.02  $1.98  $1.72  $1.55  $1.24  $0.98  $1.00
Accumulation unit value at end of period         $1.89   $2.04  $1.65  $1.25  $2.02  $1.98  $1.72  $1.55  $1.24  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                        325     408    473    646  1,282  1,607  1,641    806    272     14
--------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.30   $1.16  $0.97  $1.56  $1.61  $1.44  $1.37  $1.21  $0.94  $1.00
Accumulation unit value at end of period         $1.33   $1.30  $1.16  $0.97  $1.56  $1.61  $1.44  $1.37  $1.21  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                        215     302    330    472    629    670    764    137     59      6
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.19   $1.05  $0.88  $1.55  $1.40  $1.34  $1.25  $1.19  $0.93  $1.00
Accumulation unit value at end of period         $1.08   $1.19  $1.05  $0.88  $1.55  $1.40  $1.34  $1.25  $1.19  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                        359     409    420    509    601    651    846    175     38     --
--------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    61

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.82      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.73   $1.47  $1.05  $2.01  $1.84  $1.60  $1.49  $1.30  $0.98  $1.00
Accumulation unit value at end of period         $1.58   $1.73  $1.47  $1.05  $2.01  $1.84  $1.60  $1.49  $1.30  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         14      17     19     58    111    140    150     89     21     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES I SHARES (04/29/2011)
Accumulation unit value at beginning of period   $1.00      --     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.92      --     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         14      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.03   $1.00  $0.79  $1.13  $1.02  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.06   $1.03  $1.00  $0.79  $1.13  $1.02     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         10       9     16     28     38    300     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period   $1.36   $1.22  $0.92  $1.56  $1.38  $1.09  $1.00     --     --     --
Accumulation unit value at end of period         $1.25   $1.36  $1.22  $0.92  $1.56  $1.38  $1.09     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        131     160    697    765    403      4     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.64   $1.36  $0.88  $1.60  $1.50  $1.38  $1.36  $1.32  $0.92  $1.00
Accumulation unit value at end of period         $1.53   $1.64  $1.36  $0.88  $1.60  $1.50  $1.38  $1.36  $1.32  $0.92
Number of accumulation units outstanding at
end of period (000 omitted)                         44      63     41     55     58     66    121     17      6     --
--------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period   $1.08   $0.94  $0.74  $1.17  $1.22  $1.06  $1.03  $1.00     --     --
Accumulation unit value at end of period         $1.04   $1.08  $0.94  $0.74  $1.17  $1.22  $1.06  $1.03     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        739     831  1,461  2,030  2,124  2,626  1,753     11     --     --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.98   $1.61  $1.04  $1.88  $1.56  $1.47  $1.33  $1.34  $0.93  $1.00
Accumulation unit value at end of period         $1.79   $1.98  $1.61  $1.04  $1.88  $1.56  $1.47  $1.33  $1.34  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                         18      23     23     23     33     27     31     22      5      1
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period   $0.95   $0.84  $0.63  $1.06  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $0.89   $0.95  $0.84  $0.63  $1.06     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        158     190  2,089  1,885  1,445     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period   $3.76   $3.04  $1.72  $3.64  $2.88  $1.99  $1.52  $1.30  $0.98  $1.00
Accumulation unit value at end of period         $2.51   $3.76  $3.04  $1.72  $3.64  $2.88  $1.99  $1.52  $1.30  $0.98
Number of accumulation units outstanding at
end of period (000 omitted)                         71      80     87    101    164    112     82     71     16     --
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period   $1.04   $0.84  $0.59  $1.02  $1.00     --     --     --     --     --
Accumulation unit value at end of period         $1.04   $1.04  $0.84  $0.59  $1.02     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --       1      1      1      1     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period   $1.37   $1.24  $0.90  $1.45  $1.32  $1.25  $1.21  $1.12  $0.93  $1.00
Accumulation unit value at end of period         $1.36   $1.37  $1.24  $0.90  $1.45  $1.32  $1.25  $1.21  $1.12  $0.93
Number of accumulation units outstanding at
end of period (000 omitted)                         32      82     99     95    193    311    340    193    177     --
--------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period   $1.99   $1.48  $0.92  $1.54  $1.52  $1.37  $1.32  $1.25  $0.95  $1.00
Accumulation unit value at end of period         $1.76   $1.99  $1.48  $0.92  $1.54  $1.52  $1.37  $1.32  $1.25  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                         25      66     53     85    180    243    288    231    178      1
--------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period   $2.98   $2.66  $2.02  $3.29  $2.61  $2.02  $1.75  $1.37  $1.02  $1.00
Accumulation unit value at end of period         $3.13   $2.98  $2.66  $2.02  $3.29  $2.61  $2.02  $1.75  $1.37  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                         79      96    138    206    303    338    298    160     84     --
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.03   $0.85  $0.61  $1.10  $1.22  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.91   $1.03  $0.85  $0.61  $1.10  $1.22     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         61      65    349    540    236    443     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 62    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period   $1.28   $0.98  $0.63  $1.19  $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.17   $1.28  $0.98  $0.63  $1.19  $0.99     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        111     137    173    146     78    353     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period   $0.90   $0.75  $0.56  $1.06  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.78   $0.90  $0.75  $0.56  $1.06  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         69      68    498    604    584    558     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/19/2010)
Accumulation unit value at beginning of period   $1.19   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.14   $1.19     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period   $1.36   $1.19  $0.86  $1.47  $1.40  $1.21  $1.07  $1.00     --     --
Accumulation unit value at end of period         $1.23   $1.36  $1.19  $0.86  $1.47  $1.40  $1.21  $1.07     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        282     309    380    448    554    612    479      2     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period   $1.33   $1.17  $1.00  $1.19  $1.10  $1.03  $1.02  $1.00     --     --
Accumulation unit value at end of period         $1.32   $1.33  $1.17  $1.00  $1.19  $1.10  $1.03  $1.02     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,442   1,891  3,833  4,296  4,132  3,060  1,589     20     --     --
--------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period   $1.26   $1.04  $0.77  $1.25  $1.28  $1.13  $1.05  $1.00     --     --
Accumulation unit value at end of period         $1.22   $1.26  $1.04  $0.77  $1.25  $1.28  $1.13  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         33      52     84    158    355    385    192     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period   $1.24   $1.11  $0.92  $1.11  $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period         $1.25   $1.24  $1.11  $0.92  $1.11  $1.04     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,025     819  1,698  2,046  1,725  1,792     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.36   $1.34  $1.08  $1.31  $1.34  $1.32  $1.18  $1.11  $0.95  $1.00
Accumulation unit value at end of period         $1.32   $1.36  $1.34  $1.08  $1.31  $1.34  $1.32  $1.18  $1.11  $0.95
Number of accumulation units outstanding at
end of period (000 omitted)                         44      62     66     62     93    177    190    144     68     --
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period   $1.61   $1.48  $1.20  $2.17  $2.02  $1.60  $1.45  $1.26  $0.99  $1.00
Accumulation unit value at end of period         $1.32   $1.61  $1.48  $1.20  $2.17  $2.02  $1.60  $1.45  $1.26  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                         19      18     33     42     92    102    135    136     73     15
--------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IB SHARES (09/24/2010)
Accumulation unit value at beginning of period   $1.13   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06   $1.13     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         --      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.12   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,410   1,164     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.12   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.12     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        864     950     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.00   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06   $1.00     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         15      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.21   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.18   $1.21     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          6      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.21   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.03   $1.21     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         12       4     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    63

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.29   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.21   $1.29     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         19       4     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      7,853   2,274     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      1,494   1,943     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.16   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.11   $1.16     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         14      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period   $0.96   $0.87  $0.67  $1.11  $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period         $0.92   $0.96  $0.87  $0.67  $1.11  $1.08     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                        174     199  2,082  1,501  1,117  1,336     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.18   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $0.94   $1.18     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         11      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.04   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.05   $1.04     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         62      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.23   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.13   $1.23     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         19      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period   $1.26   $1.05  $0.78  $1.24  $1.18  $1.03  $1.04  $1.00     --     --
Accumulation unit value at end of period         $1.17   $1.26  $1.05  $0.78  $1.24  $1.18  $1.03  $1.04     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          7       9      8     10     12     20     16     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.16   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.16     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         35       1     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.00   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.06   $1.00     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         36      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.19   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.20   $1.19     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         11       4     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.24   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.19   $1.24     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         12      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.15   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.14   $1.15     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         17       1     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.09   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     50,042  13,452     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------



 64    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.09   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.09     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      9,432  12,524     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.11   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     17,556   3,559     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.11   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.11     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      4,378   5,751     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period   $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                     14,985   5,337     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period   $1.07   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.08   $1.07     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                      2,834   3,115     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.19   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.07   $1.19     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         10      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.17   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.20   $1.17     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         10      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.23   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.21   $1.23     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          4      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.29   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.27   $1.29     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          4      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.23   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.16   $1.23     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         10      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/07/2002)
Accumulation unit value at beginning of period   $2.11   $1.72  $1.27  $1.88  $2.00  $1.68  $1.61  $1.36  $1.00  $1.00
Accumulation unit value at end of period         $1.99   $2.11  $1.72  $1.27  $1.88  $2.00  $1.68  $1.61  $1.36  $1.00
Number of accumulation units outstanding at
end of period (000 omitted)                        240     276    923  1,068    982    774    738    348    180      1
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.00   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.04   $1.00     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         14      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.17   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.01   $1.17     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                          6      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period   $1.00   $1.00     --     --     --     --     --     --     --     --
Accumulation unit value at end of period         $1.01   $1.00     --     --     --     --     --     --     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         33      --     --     --     --     --     --     --     --     --
--------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/07/2002)
Accumulation unit value at beginning of period   $3.55   $2.88  $1.94  $3.62  $3.15  $2.32  $1.93  $1.50  $1.02  $1.00
Accumulation unit value at end of period         $3.00   $3.55  $2.88  $1.94  $3.62  $3.15  $2.32  $1.93  $1.50  $1.02
Number of accumulation units outstanding at
end of period (000 omitted)                        217     284    555    648    846    949    906    460    221     --
--------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    65

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                              2011    2010    2009   2008   2007   2006   2005   2004   2003   2002
--------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/07/2002)
Accumulation unit value at beginning of period   $2.05   $1.68  $1.20  $2.01  $1.93  $1.81  $1.64  $1.41  $0.99  $1.00
Accumulation unit value at end of period         $1.95   $2.05  $1.68  $1.20  $2.01  $1.93  $1.81  $1.64  $1.41  $0.99
Number of accumulation units outstanding at
end of period (000 omitted)                        478     609    958  1,256  1,812  1,951  1,792  1,263    778     19
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.36   $1.22  $1.07  $1.52  $1.43  $1.29  $1.25  $1.15  $0.96  $1.00
Accumulation unit value at end of period         $1.43   $1.36  $1.22  $1.07  $1.52  $1.43  $1.29  $1.25  $1.15  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                         38      40     83     93    127    200    282    265     63     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period   $1.26   $1.09  $0.96  $1.66  $1.46  $1.21  $1.05  $1.00     --     --
Accumulation unit value at end of period         $1.08   $1.26  $1.09  $0.96  $1.66  $1.46  $1.21  $1.05     --     --
Number of accumulation units outstanding at
end of period (000 omitted)                         63      88    839    119    201    226    211     16     --     --
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $1.95   $1.59  $1.09  $1.84  $1.75  $1.58  $1.48  $1.27  $0.94  $1.00
Accumulation unit value at end of period         $1.82   $1.95  $1.59  $1.09  $1.84  $1.75  $1.58  $1.48  $1.27  $0.94
Number of accumulation units outstanding at
end of period (000 omitted)                         54      34     35     39     42     48    155    153    164      1
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period   $2.37   $1.89  $1.25  $2.16  $1.93  $1.59  $1.51  $1.34  $0.96  $1.00
Accumulation unit value at end of period         $2.23   $2.37  $1.89  $1.25  $2.16  $1.93  $1.59  $1.51  $1.34  $0.96
Number of accumulation units outstanding at
end of period (000 omitted)                         92     146    172    147    127    116    136    124     58     --
--------------------------------------------------------------------------------------------------------------------------






 66    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                          2011   2010   2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.34  $1.15   $0.76   $1.46   $1.23   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.01  $1.34   $1.15   $0.76   $1.46   $1.23      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 24     17      15       5       1       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of
period                                      $0.94  $0.84   $0.71   $1.21   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.98  $0.94   $0.84   $0.71   $1.21   $1.17      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --     --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of
period                                      $0.81  $0.78   $0.59   $1.28   $1.23   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.64  $0.81   $0.78   $0.59   $1.28   $1.23      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 84     97     156     215     112      24      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.12  $1.03   $0.76   $1.28   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.07  $1.12   $1.03   $0.76   $1.28   $1.14      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --     --       1      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.26  $1.07   $0.84   $1.12   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.23  $1.26   $1.07   $0.84   $1.12   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  4      6      16      43      29      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.14  $1.00   $0.75   $1.30   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.14  $1.14   $1.00   $0.75   $1.30   $1.09      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  4      4      --       2       1       9      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.04  $0.93   $0.79   $1.09   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.03  $1.04   $0.93   $0.79   $1.09   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 16     19      20      15      27      20      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (10/08/1996)
Accumulation unit value at beginning of
period                                      $1.65  $1.48   $1.21   $1.75   $1.74   $1.54   $1.50   $1.39   $1.17   $1.36
Accumulation unit value at end of period    $1.67  $1.65   $1.48   $1.21   $1.75   $1.74   $1.54   $1.50   $1.39   $1.17
Number of accumulation units outstanding
at end of period (000 omitted)              2,960  3,205   3,847   5,126   7,741  10,786  14,558  16,992  18,315  19,240
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.06  $0.95   $0.78   $1.12   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.07  $1.06   $0.95   $0.78   $1.12   $1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 35     35      39      24      19       6      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/08/1996)
Accumulation unit value at beginning of
period                                      $1.27  $1.28   $1.30   $1.29   $1.24   $1.20   $1.19   $1.19   $1.20   $1.20
Accumulation unit value at end of period    $1.25  $1.27   $1.28   $1.30   $1.29   $1.24   $1.20   $1.19   $1.19   $1.20
Number of accumulation units outstanding
at end of period (000 omitted)              3,383  1,338   2,245   3,839   4,580   3,891   3,784   5,704   6,560   9,042
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.04  $1.05   $1.06   $1.05   $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.02  $1.04   $1.05   $1.06   $1.05   $1.01      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 53     56     112     347     197      83      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/08/1996)
Accumulation unit value at beginning of
period                                      $1.64  $1.53   $1.36   $1.47   $1.41   $1.37   $1.36   $1.32   $1.28   $1.22
Accumulation unit value at end of period    $1.73  $1.64   $1.53   $1.36   $1.47   $1.41   $1.37   $1.36   $1.32   $1.28
Number of accumulation units outstanding
at end of period (000 omitted)              3,528  4,544   5,294   6,326   7,756  10,286  13,966  15,219  19,000  23,066
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.20  $1.12   $1.00   $1.08   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.27  $1.20   $1.12   $1.00   $1.08   $1.04      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 69    106     588     645     483      96      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (02/13/2009)
Accumulation unit value at beginning of
period                                      $1.59  $1.38   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.49  $1.59   $1.38      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              4,576  5,685   6,823      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.04  $0.90   $0.71   $1.21   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.97  $1.04   $0.90   $0.71   $1.21   $1.14      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 56     69     313     252     113      37      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    67

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011   2010   2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/08/1996)
Accumulation unit value at beginning of
period                                      $1.25  $1.08   $0.88   $1.54   $1.51   $1.33   $1.27   $1.21   $0.95   $1.23
Accumulation unit value at end of period    $1.30  $1.25   $1.08   $0.88   $1.54   $1.51   $1.33   $1.27   $1.21   $0.95
Number of accumulation units outstanding
at end of period (000 omitted)              7,542  9,049  10,716  13,693  19,407  28,231   7,629   8,094   7,948   7,806
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $0.95  $0.82   $0.67   $1.18   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.99  $0.95   $0.82   $0.67   $1.18   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --     --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (02/13/2009)
Accumulation unit value at beginning of
period                                      $2.14  $1.81   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.67  $2.14   $1.81      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              2,534  3,246   3,748      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.64  $1.39   $0.81   $1.76   $1.29   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.28  $1.64   $1.39   $0.81   $1.76   $1.29      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 38     34      51      66      23       5      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (10/08/1996)
Accumulation unit value at beginning of
period                                      $1.79  $1.70   $1.54   $1.57   $1.48   $1.40   $1.49   $1.37   $1.23   $1.08
Accumulation unit value at end of period    $1.85  $1.79   $1.70   $1.54   $1.57   $1.48   $1.40   $1.49   $1.37   $1.23
Number of accumulation units outstanding
at end of period (000 omitted)                925  1,254   1,443   2,071   2,644   3,492   5,854   5,748   5,373   5,881
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.25  $1.19   $1.08   $1.10   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.29  $1.25   $1.19   $1.08   $1.10   $1.03      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 14     24     183     176     129      28      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.16  $1.13   $1.07   $1.08   $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.26  $1.16   $1.13   $1.07   $1.08   $1.01      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  4     15     262     120      98      38      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.26  $1.14   $0.80   $1.08   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.33  $1.26   $1.14   $0.80   $1.08   $1.08      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --     --      15      10      12       7      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/08/1996)
Accumulation unit value at beginning of
period                                      $1.88  $1.67   $1.10   $1.49   $1.48   $1.35   $1.32   $1.20   $0.97   $1.05
Accumulation unit value at end of period    $1.97  $1.88   $1.67   $1.10   $1.49   $1.48   $1.35   $1.32   $1.20   $0.97
Number of accumulation units outstanding
at end of period (000 omitted)              1,955  2,355   2,822   3,431   5,472   8,612  13,042  16,475  17,673  17,091
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.35  $1.20   $0.79   $1.07   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.41  $1.35   $1.20   $0.79   $1.07   $1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  7      8      14       6       4      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.35  $1.21   $0.86   $1.07   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.41  $1.35   $1.21   $0.86   $1.07   $1.06      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 59     54     233     124      73      30      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/08/1996)
Accumulation unit value at beginning of
period                                      $1.35  $1.20   $0.95   $1.62   $1.46   $1.19   $1.06   $0.91   $0.72   $0.89
Accumulation unit value at end of period    $1.17  $1.35   $1.20   $0.95   $1.62   $1.46   $1.19   $1.06   $0.91   $0.72
Number of accumulation units outstanding
at end of period (000 omitted)              3,038  3,846   4,729   6,192   9,052  12,088  14,290  14,277  12,627  12,909
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.08  $0.96   $0.76   $1.30   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.93  $1.08   $0.96   $0.76   $1.30   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  1     --       4       1       4      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.01  $0.87   $0.65   $1.18   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.97  $1.01   $0.87   $0.65   $1.18   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  5      4      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.16  $0.97   $0.77   $1.30   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.12  $1.16   $0.97   $0.77   $1.30   $1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 10     20     234     157      78      21      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------



 68    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011   2010   2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.11  $0.99   $0.72   $1.42   $1.20   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.92  $1.11   $0.99   $0.72   $1.42   $1.20      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  9      9      12      16       9      10      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of
period                                      $1.18  $0.95   $0.59   $1.08   $0.96   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.99  $1.18   $0.95   $0.59   $1.08   $0.96      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              2,215  2,528   3,002   3,675   5,047   6,418      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.39  $1.11   $0.69   $1.27   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.16  $1.39   $1.11   $0.69   $1.27   $1.13      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  4      3       2       3       2      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.12  $0.92   $0.66   $1.22   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.01  $1.12   $0.92   $0.66   $1.22   $1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  6      8      23      30      20      11      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.04  $0.92   $0.74   $1.19   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.04  $1.04   $0.92   $0.74   $1.19   $1.15      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --     --      --      --       4      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.01  $0.85   $0.68   $1.14   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.98  $1.01   $0.85   $0.68   $1.14   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  1     --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.13  $0.90   $0.65   $1.08   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.02  $1.13   $0.90   $0.65   $1.08   $1.14      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 12     10       3       4      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.08  $1.06   $1.02   $1.06   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.08  $1.08   $1.06   $1.02   $1.06   $1.02      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  8     15       5       1      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.02  $0.89   $0.75   $1.15   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.88  $1.02   $0.89   $0.75   $1.15   $0.99      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 26     21      18       5       6       9      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.02  $0.94   $0.76   $1.34   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.86  $1.02   $0.94   $0.76   $1.34   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  2      2       1       3      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.13  $1.05   $0.74   $1.03   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.15  $1.13   $1.05   $0.74   $1.03   $1.02      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                107    107     233     236     268     107      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.13  $0.98   $0.73   $1.29   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.08  $1.13   $0.98   $0.73   $1.29   $1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 70     75     112     163     102      42      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.33  $1.05   $0.76   $1.27   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.17  $1.33   $1.05   $0.76   $1.27   $1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 74     72     130     141      72      13      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.03  $0.93   $0.74   $1.35   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.84  $1.03   $0.93   $0.74   $1.35   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 14     12       8       9       7      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
period                                      $0.76  $0.64   $0.54   $0.95   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.71  $0.76   $0.64   $0.54   $0.95   $1.22      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 10     10       8      11       7       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    69

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011   2010   2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.17  $0.93   $0.73   $1.10   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.12  $1.17   $0.93   $0.73   $1.10   $1.14      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  8      8      22      23      19       2      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
period                                      $0.99  $0.90   $0.72   $1.16   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.96  $0.99   $0.90   $0.72   $1.16   $1.14      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 92     87      77      68      53       8      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $0.91  $0.81   $0.68   $1.09   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.93  $0.91   $0.81   $0.68   $1.09   $1.13      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 72     43      32       8       8       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $0.96  $0.84   $0.71   $1.25   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.87  $0.96   $0.84   $0.71   $1.25   $1.13      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  2      2      --       1       1      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.08  $0.92   $0.66   $1.26   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.98  $1.08   $0.92   $0.66   $1.26   $1.15      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 14     16      24      18      11       5      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (10/08/1996)
Accumulation unit value at beginning of
period                                      $1.85  $1.71   $1.35   $1.96   $1.83   $1.59   $1.53   $1.42   $1.16   $1.39
Accumulation unit value at end of period    $1.83  $1.85   $1.71   $1.35   $1.96   $1.83   $1.59   $1.53   $1.42   $1.16
Number of accumulation units outstanding
at end of period (000 omitted)              4,290  5,251   6,436   8,124  11,316  15,911  22,011  27,583  29,671  31,745
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of
period                                      $1.00     --      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $0.91     --      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  5     --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.09  $1.05   $0.84   $1.19   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.12  $1.09   $1.05   $0.84   $1.19   $1.08      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  1      3       3       8      --       4      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.20  $1.08   $0.81   $1.38   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.10  $1.20   $1.08   $0.81   $1.38   $1.22      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 35     39     120      90      34      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.00  $0.87   $0.69   $1.09   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.97  $1.00   $0.87   $0.69   $1.09   $1.13      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  6      8      75      91      46      15      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                      $0.95  $0.84   $0.63   $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $0.89  $0.95   $0.84   $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 21     27     246     175      81      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of
period                                      $1.04  $0.84   $0.59   $1.02   $1.00      --      --      --      --      --
Accumulation unit value at end of period    $1.04  $1.04   $0.84   $0.59   $1.02      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --     --      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.17  $1.06   $0.77   $1.24   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.16  $1.17   $1.06   $0.77   $1.24   $1.13      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 10      9       3       6      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.37  $1.22   $0.93   $1.52   $1.21   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.44  $1.37   $1.22   $0.93   $1.52   $1.21      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 11     14      20      18      13       2      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.05  $0.87   $0.62   $1.13   $1.25   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.93  $1.05   $0.87   $0.62   $1.13   $1.25      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 11     12      36      48      21      11      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------



 70    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011   2010   2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.48  $1.13   $0.73   $1.39   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.35  $1.48   $1.13   $0.73   $1.39   $1.14      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 11      9      10       9       3       7      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.02  $0.85   $0.64   $1.21   $1.19   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.89  $1.02   $0.85   $0.64   $1.21   $1.19      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  5      6      41      36      28       9      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.17  $0.96   $0.74   $1.24   $1.17   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.11  $1.17   $0.96   $0.74   $1.24   $1.17      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --      1       1       1      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.14  $1.00   $0.73   $1.24   $1.18   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.03  $1.14   $1.00   $0.73   $1.24   $1.18      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 12     10       8       6       6       1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.28  $1.13   $0.97   $1.15   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.28  $1.28   $1.13   $0.97   $1.15   $1.06      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 70     95     364     337     224      43      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.13  $0.93   $0.69   $1.12   $1.15   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.09  $1.13   $0.93   $0.69   $1.12   $1.15      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 --      1       2       3      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of
period                                      $0.95  $0.84   $0.64   $1.12   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.90  $0.95   $0.84   $0.64   $1.12   $1.07      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 19     19      18      12      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.24  $1.11   $0.93   $1.12   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.25  $1.24   $1.11   $0.93   $1.12   $1.04      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                102    103     163     209     132      51      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND - CLASS IA SHARES (10/08/1996)
Accumulation unit value at beginning of
period                                      $1.34  $1.13   $0.86   $1.43   $1.36   $1.27   $1.16   $1.06   $0.81   $1.18
Accumulation unit value at end of period    $1.26  $1.34   $1.13   $0.86   $1.43   $1.36   $1.27   $1.16   $1.06   $0.81
Number of accumulation units outstanding
at end of period (000 omitted)              3,746  4,233   5,013   6,554   8,906  12,653  17,270  22,122  26,316  29,597
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.12  $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07  $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 15      8      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.12  $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07  $1.12      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 66     67      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.04  $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.06  $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 69    100      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.04  $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.06  $1.04      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                551  1,009      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $0.99  $0.90   $0.69   $1.14   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.94  $0.99   $0.90   $0.69   $1.14   $1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  1      9     199     125      61      26      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.19  $0.99   $0.73   $1.17   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.10  $1.19   $0.99   $0.73   $1.17   $1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  4      4       1       5       1      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    71

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                          2011   2010   2009    2008    2007    2006    2005    2004    2003    2002
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.09  $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08  $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                215    153      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.09  $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08  $1.09      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)              1,280  1,312      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.11  $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08  $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                123      8      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.11  $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08  $1.11      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                418    596      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.07  $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.07  $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                121     71      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of
period                                      $1.07  $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period    $1.08  $1.07      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                397    362      --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.22  $0.99   $0.73   $1.09   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.15  $1.22   $0.99   $0.73   $1.09   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  3      8     121     106      56       5      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.39  $1.12   $0.76   $1.41   $1.23   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.17  $1.39   $1.12   $0.76   $1.41   $1.23      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 18     25      84      56      24       6      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.19  $0.98   $0.69   $1.17   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.13  $1.19   $0.98   $0.69   $1.17   $1.12      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 33     37      84      69      40       2      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.00  $0.87   $0.76   $1.32   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $0.86  $1.00   $0.87   $0.76   $1.32   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                  1      7     129       3       2      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.28  $1.05   $0.72   $1.22   $1.16   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.20  $1.28   $1.05   $0.72   $1.22   $1.16      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 12      5       6      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of
period                                      $1.49  $1.19   $0.79   $1.37   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period    $1.41  $1.49   $1.19   $0.79   $1.37   $1.22      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 53     53      51      36      24       7      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------





 72    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007   2006
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $1.34   $1.14   $0.76   $1.46  $1.23  $1.00
Accumulation unit value at end of period                      $1.01   $1.34   $1.14   $0.76  $1.46  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                    21      23      36      25     25     58
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $0.94   $0.84   $0.71   $1.21  $1.17  $1.00
Accumulation unit value at end of period                      $0.98   $0.94   $0.84   $0.71  $1.21  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                    75      87      83      71     66      7
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $0.80   $0.78   $0.59   $1.28  $1.23  $1.00
Accumulation unit value at end of period                      $0.64   $0.80   $0.78   $0.59  $1.28  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                   322     377   1,394   3,694  1,875    431
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                $1.12   $1.03   $0.76   $1.28  $1.14  $1.00
Accumulation unit value at end of period                      $1.06   $1.12   $1.03   $0.76  $1.28  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                    14      --      --      --     19     --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                $1.26   $1.07   $0.84   $1.12  $1.16  $1.00
Accumulation unit value at end of period                      $1.23   $1.26   $1.07   $0.84  $1.12  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                    94     125     515     941  1,057     19
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                $1.14   $0.99   $0.75   $1.30  $1.09  $1.00
Accumulation unit value at end of period                      $1.13   $1.14   $0.99   $0.75  $1.30  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                    14      14      13      --      7    393
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                $1.04   $0.93   $0.79   $1.09  $1.16  $1.00
Accumulation unit value at end of period                      $1.03   $1.04   $0.93   $0.79  $1.09  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   127     159     155     130    142     76
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.06   $0.95   $0.78   $1.12  $1.12  $1.00
Accumulation unit value at end of period                      $1.07   $1.06   $0.95   $0.78  $1.12  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                    72      77     104       8     87     12
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $0.99   $1.00      --      --     --     --
Accumulation unit value at end of period                      $0.98   $0.99      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     7      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.03   $1.05   $1.06   $1.05  $1.01  $1.00
Accumulation unit value at end of period                      $1.02   $1.03   $1.05   $1.06  $1.05  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                   385     634     993   1,812  1,238    385
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.02   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.07   $1.02      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    34      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.20   $1.12   $0.99   $1.07  $1.04  $1.00
Accumulation unit value at end of period                      $1.26   $1.20   $1.12   $0.99  $1.07  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                   744     841  13,045  12,148  9,119  2,248
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.13   $1.21      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.03   $0.90   $0.71   $1.21  $1.14  $1.00
Accumulation unit value at end of period                      $0.97   $1.03   $0.90   $0.71  $1.21  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   476     573   7,761   6,252  3,315  1,118
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.20   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.25   $1.20      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------


                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    73

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007   2006
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $0.95   $0.82   $0.67   $1.17  $1.16  $1.00
Accumulation unit value at end of period                      $0.99   $0.95   $0.82   $0.67  $1.17  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                     2      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.22   $1.00      --      --     --     --
Accumulation unit value at end of period                      $0.95   $1.22      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.63   $1.38   $0.80   $1.76  $1.29  $1.00
Accumulation unit value at end of period                      $1.27   $1.63   $1.38   $0.80  $1.76  $1.29
Number of accumulation units outstanding at end of period
(000 omitted)                                                   144     145     830   1,826    817    193
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.07   $1.04      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    15      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.25   $1.19   $1.08   $1.10  $1.03  $1.00
Accumulation unit value at end of period                      $1.29   $1.25   $1.19   $1.08  $1.10  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                   290     307   4,144   3,815  2,993    611
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.02   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.10   $1.02      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.16   $1.12   $1.07   $1.08  $1.01  $1.00
Accumulation unit value at end of period                      $1.26   $1.16   $1.12   $1.07  $1.08  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                   356     357   6,263   2,357  1,866    868
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                $1.26   $1.14   $0.80   $1.08  $1.08  $1.00
Accumulation unit value at end of period                      $1.32   $1.26   $1.14   $0.80  $1.08  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                   424     431     441     422    399     92
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.08   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.12   $1.08      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    24      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.35   $1.20   $0.79   $1.07  $1.06  $1.00
Accumulation unit value at end of period                      $1.41   $1.35   $1.20   $0.79  $1.07  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                   170     216     150     116    178     40
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.07   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.12   $1.07      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     9      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.34   $1.20   $0.86   $1.07  $1.06  $1.00
Accumulation unit value at end of period                      $1.41   $1.34   $1.20   $0.86  $1.07  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                   152     167   5,045   2,619  2,072    761
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.19   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.03   $1.19      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.08   $0.96   $0.76   $1.29  $1.16  $1.00
Accumulation unit value at end of period                      $0.93   $1.08   $0.96   $0.76  $1.29  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                    26      30      68      27     46     21
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.15   $1.21      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------



 74    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007   2006
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.01   $0.87   $0.65   $1.17  $1.15  $1.00
Accumulation unit value at end of period                      $0.96   $1.01   $0.87   $0.65  $1.17  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                    41      50      39      38     38     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.01   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.02   $1.01      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period                $1.16   $0.97   $0.77   $1.29  $1.12  $1.00
Accumulation unit value at end of period                      $1.12   $1.16   $0.97   $0.77  $1.29  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   187     204   6,307   4,260  2,481    656
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                $1.11   $0.98   $0.72   $1.42  $1.20  $1.00
Accumulation unit value at end of period                      $0.91   $1.11   $0.98   $0.72  $1.42  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                    75      91     101      89     65    275
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.27   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.06   $1.27      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.38   $1.11   $0.69   $1.26  $1.13  $1.00
Accumulation unit value at end of period                      $1.16   $1.38   $1.11   $0.69  $1.26  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       5      26      --      3      2
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.26   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.14   $1.26      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.11   $0.92   $0.66   $1.22  $1.12  $1.00
Accumulation unit value at end of period                      $1.00   $1.11   $0.92   $0.66  $1.22  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   123     174     488     947    692    591
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.04   $0.92   $0.74   $1.19  $1.14  $1.00
Accumulation unit value at end of period                      $1.04   $1.04   $0.92   $0.74  $1.19  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                    46      46      39      32     10     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.20   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.16   $1.20      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.00   $0.84   $0.68   $1.14  $1.16  $1.00
Accumulation unit value at end of period                      $0.98   $1.00   $0.84   $0.68  $1.14  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                     3      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.27   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.15   $1.27      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.13   $0.90   $0.65   $1.08  $1.14  $1.00
Accumulation unit value at end of period                      $1.02   $1.13   $0.90   $0.65  $1.08  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                    33      24      11       8      2      8
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.00   $1.00      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.08   $1.06   $1.02   $1.06  $1.02  $1.00
Accumulation unit value at end of period                      $1.08   $1.08   $1.06   $1.02  $1.06  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                   143     271     336     280     34     --
-------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    75

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007   2006
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                $1.00      --      --      --     --     --
Accumulation unit value at end of period                      $0.94      --      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    36      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                $1.02   $0.88   $0.75   $1.15  $0.99  $1.00
Accumulation unit value at end of period                      $0.88   $1.02   $0.88   $0.75  $1.15  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                   121     121     139      85     35    298
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.02   $0.94   $0.76   $1.34  $1.16  $1.00
Accumulation unit value at end of period                      $0.85   $1.02   $0.94   $0.76  $1.34  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                    26      26      24      18     26     --
-------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                $1.13   $1.05   $0.74   $1.03  $1.02  $1.00
Accumulation unit value at end of period                      $1.15   $1.13   $1.05   $0.74  $1.03  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                   496     454   3,520   2,517  1,854    700
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.13   $0.98   $0.73   $1.29  $1.12  $1.00
Accumulation unit value at end of period                      $1.08   $1.13   $0.98   $0.73  $1.29  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   752     865   1,975   4,301  3,188  1,284
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.33   $1.05   $0.76   $1.27  $1.12  $1.00
Accumulation unit value at end of period                      $1.17   $1.33   $1.05   $0.76  $1.27  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   312     385   1,768   2,783  1,386    338
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.03   $0.93   $0.74   $1.34  $1.16  $1.00
Accumulation unit value at end of period                      $0.84   $1.03   $0.93   $0.74  $1.34  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                    60      76     101      78     75     36
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $0.76   $0.64   $0.54   $0.95  $1.22  $1.00
Accumulation unit value at end of period                      $0.71   $0.76   $0.64   $0.54  $0.95  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                    94     101     119      91     89     10
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.17   $0.93   $0.73   $1.10  $1.14  $1.00
Accumulation unit value at end of period                      $1.11   $1.17   $0.93   $0.73  $1.10  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                    47      72      67      45     48     16
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $0.98   $0.90   $0.72   $1.16  $1.14  $1.00
Accumulation unit value at end of period                      $0.96   $0.98   $0.90   $0.72  $1.16  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                   297     417     430     422    426    101
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                $0.91   $0.81   $0.68   $1.09  $1.13  $1.00
Accumulation unit value at end of period                      $0.93   $0.91   $0.81   $0.68  $1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                    13      34      60      65     73     55
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $0.96   $0.84   $0.71   $1.25  $1.13  $1.00
Accumulation unit value at end of period                      $0.87   $0.96   $0.84   $0.71  $1.25  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                    10      12      26      25      8     --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.07   $0.92   $0.65   $1.26  $1.15  $1.00
Accumulation unit value at end of period                      $0.98   $1.07   $0.92   $0.65  $1.26  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                    10      10       8       3     13     --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period                $1.00      --      --      --     --     --
Accumulation unit value at end of period                      $0.91      --      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    25      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.09   $1.05   $0.83   $1.19  $1.08  $1.00
Accumulation unit value at end of period                      $1.11   $1.09   $1.05   $0.83  $1.19  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                    58      50      47      45     26    206
-------------------------------------------------------------------------------------------------------------



 76    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007   2006
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.19   $1.07   $0.81   $1.37  $1.22  $1.00
Accumulation unit value at end of period                      $1.10   $1.19   $1.07   $0.81  $1.37  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                   119     122   2,490   2,222    952     --
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.00   $0.87   $0.69   $1.09  $1.13  $1.00
Accumulation unit value at end of period                      $0.96   $1.00   $0.87   $0.69  $1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                   155     153   2,128   2,873  1,873    832
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                $0.95   $0.84   $0.63   $1.06  $1.00     --
Accumulation unit value at end of period                      $0.89   $0.95   $0.84   $0.63  $1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   151     187   6,597   4,924  3,189     --
-------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period                $1.03   $0.84   $0.59   $1.02  $1.00     --
Accumulation unit value at end of period                      $1.04   $1.03   $0.84   $0.59  $1.02     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     2       8      13      11     --     --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                $1.17   $1.06   $0.77   $1.24  $1.13  $1.00
Accumulation unit value at end of period                      $1.16   $1.17   $1.06   $0.77  $1.24  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                    44      46      32      10     --     --
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                $1.37   $1.22   $0.93   $1.52  $1.20  $1.00
Accumulation unit value at end of period                      $1.44   $1.37   $1.22   $0.93  $1.52  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                   105      80      86      97     61     29
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.04   $0.86   $0.62   $1.13  $1.25  $1.00
Accumulation unit value at end of period                      $0.92   $1.04   $0.86   $0.62  $1.13  $1.25
Number of accumulation units outstanding at end of period
(000 omitted)                                                    53      72     934   1,282    484    279
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.47   $1.13   $0.73   $1.39  $1.14  $1.00
Accumulation unit value at end of period                      $1.35   $1.47   $1.13   $0.73  $1.39  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                    23      20      36      24      9    202
-------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                $1.02   $0.85   $0.64   $1.21  $1.18  $1.00
Accumulation unit value at end of period                      $0.88   $1.02   $0.85   $0.64  $1.21  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                    48      55   1,316   1,317  1,079    345
-------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                $1.16   $0.96   $0.74   $1.24  $1.17  $1.00
Accumulation unit value at end of period                      $1.11   $1.16   $0.96   $0.74  $1.24  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --       1       1       2     --     --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.14   $1.00   $0.73   $1.23  $1.18  $1.00
Accumulation unit value at end of period                      $1.03   $1.14   $1.00   $0.73  $1.23  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                    60      76      61      65     68     18
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.28   $1.13   $0.97   $1.15  $1.06  $1.00
Accumulation unit value at end of period                      $1.27   $1.28   $1.13   $0.97  $1.15  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                 1,382   1,598   8,043   6,568  5,113    892
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                $1.12   $0.92   $0.68   $1.12  $1.15  $1.00
Accumulation unit value at end of period                      $1.08   $1.12   $0.92   $0.68  $1.12  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                    27      29      40      43     48     17
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                $0.95   $0.84   $0.64   $1.11  $1.07  $1.00
Accumulation unit value at end of period                      $0.90   $0.95   $0.84   $0.64  $1.11  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --       3      --     --     --
-------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                $1.24   $1.11   $0.93   $1.12  $1.04  $1.00
Accumulation unit value at end of period                      $1.25   $1.24   $1.11   $0.93  $1.12  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                   511     469   3,861   4,557  3,298  1,204
-------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    77

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007   2006
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.07   $1.12      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   616     622      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.12   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.07   $1.12      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 4,832   5,400      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.06   $1.00      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     5      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.18   $1.21      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.21   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.03   $1.21      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.29   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.21   $1.29      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.06   $1.04      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                   840     730      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.06   $1.04      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 7,531   9,790      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.16   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.11   $1.16      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $0.99   $0.90   $0.69   $1.14  $1.11  $1.00
Accumulation unit value at end of period                      $0.94   $0.99   $0.90   $0.69  $1.14  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                   147     147   6,336   3,670  2,212    859
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.18   $1.00      --      --     --     --
Accumulation unit value at end of period                      $0.94   $1.18      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.04   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.05   $1.04      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     5      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.23   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.13   $1.23      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.19   $0.99   $0.73   $1.17  $1.12  $1.00
Accumulation unit value at end of period                      $1.10   $1.19   $0.99   $0.73  $1.17  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                    16      17       4       4      4     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.16   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.06   $1.16      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------



 78    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007   2006
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.06   $1.00      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.19   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.19   $1.19      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.24   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.19   $1.24      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.15   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.14   $1.15      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.09   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.08   $1.09      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 4,588   2,283      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.09   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.08   $1.09      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                39,214  48,051      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.11   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.08   $1.11      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,032   1,190      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.11   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.08   $1.11      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                14,831  15,140      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                $1.07   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.07   $1.07      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                 2,313   1,420      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                $1.07   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.07   $1.07      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                14,186  15,285      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.19   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.07   $1.19      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.17   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.20   $1.17      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     9      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.23   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.21   $1.23      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.29   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.26   $1.29      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.23   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.16   $1.23      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    79

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2011    2010    2009    2008    2007   2006
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                $1.21   $0.99   $0.73   $1.09  $1.16  $1.00
Accumulation unit value at end of period                      $1.14   $1.21   $0.99   $0.73  $1.09  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                   148     173   3,652   3,422  2,314    279
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.04   $1.00      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.17   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.01   $1.17      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                $1.00   $1.00      --      --     --     --
Accumulation unit value at end of period                      $1.01   $1.00      --      --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                    --      --      --      --     --     --
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                $1.38   $1.12   $0.76   $1.41  $1.23  $1.00
Accumulation unit value at end of period                      $1.16   $1.38   $1.12   $0.76  $1.41  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                   264     316   1,829   1,311    679    272
-------------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                $1.19   $0.97   $0.69   $1.16  $1.12  $1.00
Accumulation unit value at end of period                      $1.13   $1.19   $0.97   $0.69  $1.16  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                   236     290   1,460   1,339    954    103
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.00   $0.87   $0.76   $1.32  $1.16  $1.00
Accumulation unit value at end of period                      $0.86   $1.00   $0.87   $0.76  $1.32  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                    79      75   3,390       7     13      9
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.28   $1.05   $0.72   $1.22  $1.16  $1.00
Accumulation unit value at end of period                      $1.19   $1.28   $1.05   $0.72  $1.22  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                    42       7       2      --     --     --
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                $1.49   $1.19   $0.79   $1.37  $1.22  $1.00
Accumulation unit value at end of period                      $1.40   $1.49   $1.19   $0.79  $1.37  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                    12      29      46      40     39     16
-------------------------------------------------------------------------------------------------------------






 80    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                $1.14  $1.00
Accumulation unit value at end of period                                      $1.15  $1.14
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          17     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.07  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          44     37
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.13  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.25  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $0.95  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           1      7
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          13     17
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(07/19/2010)
Accumulation unit value at beginning of period                                $1.02  $1.00
Accumulation unit value at end of period                                      $1.10  $1.02
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $0.97  $1.00
Accumulation unit value at end of period                                      $1.02  $0.97
Number of accumulation units outstanding at end of period (000 omitted)           7      7
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)           6     11
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.12  $1.07
Number of accumulation units outstanding at end of period (000 omitted)           6      6
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.03  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    81

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.02  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          13     13
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.01  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.06  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.14  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.18  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.15  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          10      3
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.09  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          --      4
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.30  $1.00
Accumulation unit value at end of period                                      $1.24  $1.30
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.12  $1.00
Accumulation unit value at end of period                                      $1.09  $1.12
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.09  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.23  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           1      2
----------------------------------------------------------------------------------------------



 82    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.13  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.07  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.18  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.07  $1.06
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          60     21
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.06  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.18  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.03  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --      2
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.21  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --      2
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.07  $1.05
Number of accumulation units outstanding at end of period (000 omitted)         237     56
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --      5
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.05  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          13     17
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    83

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --      2
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.06  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          13     13
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.19  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.15  $1.00
Accumulation unit value at end of period                                      $1.14  $1.15
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.11  $1.00
Accumulation unit value at end of period                                      $1.09  $1.11
Number of accumulation units outstanding at end of period (000 omitted)         380     15
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.13  $1.00
Accumulation unit value at end of period                                      $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)         168     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.08  $1.08
Number of accumulation units outstanding at end of period (000 omitted)         410    188
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --      2
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.21  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.26  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.16  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.04  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 84    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          45     44
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.28  $1.00
Accumulation unit value at end of period                                      $1.20  $1.28
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------






                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    85

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                             2011   2010   2009   2008   2007   2006
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                 $1.33  $1.14  $0.75  $1.46  $1.23  $1.00
Accumulation unit value at end of period                       $1.00  $1.33  $1.14  $0.75  $1.46  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                      4      3      2      2      1     --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                 $0.93  $0.84  $0.71  $1.21  $1.17  $1.00
Accumulation unit value at end of period                       $0.97  $0.93  $0.84  $0.71  $1.21  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                     19     24     28     37      5     --
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                 $0.80  $0.78  $0.59  $1.28  $1.23  $1.00
Accumulation unit value at end of period                       $0.63  $0.80  $0.78  $0.59  $1.28  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                     32     39    104    366    187     43
-----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                 $1.11  $1.02  $0.76  $1.28  $1.14  $1.00
Accumulation unit value at end of period                       $1.06  $1.11  $1.02  $0.76  $1.28  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                 $1.25  $1.06  $0.83  $1.12  $1.16  $1.00
Accumulation unit value at end of period                       $1.22  $1.25  $1.06  $0.83  $1.12  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                     22     21     38    104    107     --
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                 $1.13  $0.99  $0.75  $1.30  $1.09  $1.00
Accumulation unit value at end of period                       $1.12  $1.13  $0.99  $0.75  $1.30  $1.09
Number of accumulation units outstanding at end of period
(000 omitted)                                                      4      2     --      2      3     17
-----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                 $1.03  $0.92  $0.78  $1.09  $1.16  $1.00
Accumulation unit value at end of period                       $1.02  $1.03  $0.92  $0.78  $1.09  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                     19     21     14     18     30     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.05  $0.95  $0.77  $1.12  $1.12  $1.00
Accumulation unit value at end of period                       $1.06  $1.05  $0.95  $0.77  $1.12  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                     19     21     34     14     51      9
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $0.99  $1.00     --     --     --     --
Accumulation unit value at end of period                       $0.98  $0.99     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.03  $1.04  $1.06  $1.05  $1.01  $1.00
Accumulation unit value at end of period                       $1.01  $1.03  $1.04  $1.06  $1.05  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                    238    436    708  1,186  1,071    287
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.01  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.06  $1.01     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.19  $1.12  $0.99  $1.07  $1.03  $1.00
Accumulation unit value at end of period                       $1.25  $1.19  $1.12  $0.99  $1.07  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                    256    276  1,606  1,847  1,476    221
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.21  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.13  $1.21     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.03  $0.89  $0.71  $1.21  $1.14  $1.00
Accumulation unit value at end of period                       $0.96  $1.03  $0.89  $0.71  $1.21  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                     33     43    589    591    310     75
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.20  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.25  $1.20     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------



 86    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                             2011   2010   2009   2008   2007   2006
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $0.95  $0.82  $0.67  $1.17  $1.16  $1.00
Accumulation unit value at end of period                       $0.98  $0.95  $0.82  $0.67  $1.17  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.22  $1.00     --     --     --     --
Accumulation unit value at end of period                       $0.95  $1.22     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.62  $1.38  $0.80  $1.76  $1.29  $1.00
Accumulation unit value at end of period                       $1.26  $1.62  $1.38  $0.80  $1.76  $1.29
Number of accumulation units outstanding at end of period
(000 omitted)                                                     44     39     75    168     60      9
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.07  $1.04     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.24  $1.18  $1.07  $1.10  $1.03  $1.00
Accumulation unit value at end of period                       $1.28  $1.24  $1.18  $1.07  $1.10  $1.03
Number of accumulation units outstanding at end of period
(000 omitted)                                                    115    131    546    561    415     58
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.01  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.10  $1.01     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.15  $1.12  $1.06  $1.08  $1.01  $1.00
Accumulation unit value at end of period                       $1.24  $1.15  $1.12  $1.06  $1.08  $1.01
Number of accumulation units outstanding at end of period
(000 omitted)                                                     19     43    671    343    300     83
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                 $1.25  $1.13  $0.80  $1.08  $1.08  $1.00
Accumulation unit value at end of period                       $1.31  $1.25  $1.13  $0.80  $1.08  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                     37     37     52     51     62     11
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.08  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.12  $1.08     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.34  $1.19  $0.79  $1.07  $1.06  $1.00
Accumulation unit value at end of period                       $1.40  $1.34  $1.19  $0.79  $1.07  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                     11     12     25     35     26     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.12  $1.07     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.34  $1.20  $0.85  $1.07  $1.05  $1.00
Accumulation unit value at end of period                       $1.40  $1.34  $1.20  $0.85  $1.07  $1.05
Number of accumulation units outstanding at end of period
(000 omitted)                                                     34     32    466    272    219     75
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.19  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.03  $1.19     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.07  $0.95  $0.76  $1.29  $1.16  $1.00
Accumulation unit value at end of period                       $0.92  $1.07  $0.95  $0.76  $1.29  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1      1      2      3      4      8
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.21  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.15  $1.21     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    87

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                             2011   2010   2009   2008   2007   2006
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.00  $0.87  $0.64  $1.17  $1.15  $1.00
Accumulation unit value at end of period                       $0.96  $1.00  $0.87  $0.64  $1.17  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.01  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.02  $1.01     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 1) (07/24/2006)
Accumulation unit value at beginning of period                 $1.15  $0.96  $0.77  $1.29  $1.12  $1.00
Accumulation unit value at end of period                       $1.11  $1.15  $0.96  $0.77  $1.29  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                     34     32    493    404    226     89
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/24/2006)
Accumulation unit value at beginning of period                 $1.10  $0.98  $0.72  $1.42  $1.20  $1.00
Accumulation unit value at end of period                       $0.91  $1.10  $0.98  $0.72  $1.42  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                      9      9     12     15     11     19
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.27  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.06  $1.27     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.37  $1.10  $0.69  $1.26  $1.13  $1.00
Accumulation unit value at end of period                       $1.15  $1.37  $1.10  $0.69  $1.26  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                      3      3      1      1      2     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.26  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.14  $1.26     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.11  $0.92  $0.66  $1.22  $1.12  $1.00
Accumulation unit value at end of period                       $1.00  $1.11  $0.92  $0.66  $1.22  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                     13     13     34     71     53     24
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.03  $0.91  $0.73  $1.18  $1.14  $1.00
Accumulation unit value at end of period                       $1.03  $1.03  $0.91  $0.73  $1.18  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1      1      6      1     21     10
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.20  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.16  $1.20     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.00  $0.84  $0.68  $1.13  $1.15  $1.00
Accumulation unit value at end of period                       $0.97  $1.00  $0.84  $0.68  $1.13  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                     11     --      1     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.27  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.14  $1.27     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.12  $0.90  $0.65  $1.08  $1.14  $1.00
Accumulation unit value at end of period                       $1.01  $1.12  $0.90  $0.65  $1.08  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2      1     --      2     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.00  $1.00     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.07  $1.05  $1.01  $1.06  $1.02  $1.00
Accumulation unit value at end of period                       $1.07  $1.07  $1.05  $1.01  $1.06  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                     91    154    122     81     48     13
-----------------------------------------------------------------------------------------------------------



 88    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                             2011   2010   2009   2008   2007   2006
-----------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                 $1.00     --     --     --     --     --
Accumulation unit value at end of period                       $0.94     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                 $1.01  $0.88  $0.75  $1.14  $0.99  $1.00
Accumulation unit value at end of period                       $0.87  $1.01  $0.88  $0.75  $1.14  $0.99
Number of accumulation units outstanding at end of period
(000 omitted)                                                     18     10     15      9      7     21
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $1.01  $0.93  $0.76  $1.34  $1.16  $1.00
Accumulation unit value at end of period                       $0.85  $1.01  $0.93  $0.76  $1.34  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1      2     --      1     --     --
-----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                 $1.12  $1.05  $0.73  $1.02  $1.02  $1.00
Accumulation unit value at end of period                       $1.14  $1.12  $1.05  $0.73  $1.02  $1.02
Number of accumulation units outstanding at end of period
(000 omitted)                                                    186    189    520    530    400    285
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                 $1.12  $0.97  $0.73  $1.29  $1.11  $1.00
Accumulation unit value at end of period                       $1.07  $1.12  $0.97  $0.73  $1.29  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                     59     59    126    349    300     79
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                 $1.32  $1.04  $0.76  $1.27  $1.12  $1.00
Accumulation unit value at end of period                       $1.16  $1.32  $1.04  $0.76  $1.27  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                     73     80    195    322    117     32
-----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                 $1.03  $0.92  $0.74  $1.34  $1.16  $1.00
Accumulation unit value at end of period                       $0.84  $1.03  $0.92  $0.74  $1.34  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                     18     27     32     35     10     --
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                 $0.76  $0.63  $0.54  $0.95  $1.22  $1.00
Accumulation unit value at end of period                       $0.70  $0.76  $0.63  $0.54  $0.95  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                     14     14     12     13     22      2
-----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                 $1.16  $0.92  $0.72  $1.10  $1.14  $1.00
Accumulation unit value at end of period                       $1.10  $1.16  $0.92  $0.72  $1.10  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                     17     23     30     37     23     16
-----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                 $0.98  $0.89  $0.72  $1.16  $1.14  $1.00
Accumulation unit value at end of period                       $0.95  $0.98  $0.89  $0.72  $1.16  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                     38     43     50     71     85      2
-----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $0.90  $0.81  $0.68  $1.09  $1.13  $1.00
Accumulation unit value at end of period                       $0.92  $0.90  $0.81  $0.68  $1.09  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                     34     39     37     38      5      2
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $0.95  $0.84  $0.70  $1.24  $1.13  $1.00
Accumulation unit value at end of period                       $0.86  $0.95  $0.84  $0.70  $1.24  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                      3      3      3      3      2     --
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $1.07  $0.91  $0.65  $1.25  $1.15  $1.00
Accumulation unit value at end of period                       $0.97  $1.07  $0.91  $0.65  $1.25  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                      4      4      4      4     19     --
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND, SERIES II SHARES (04/29/2011)
Accumulation unit value at beginning of period                 $1.00     --     --     --     --     --
Accumulation unit value at end of period                       $0.91     --     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      5     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $1.08  $1.04  $0.83  $1.19  $1.08  $1.00
Accumulation unit value at end of period                       $1.11  $1.08  $1.04  $0.83  $1.19  $1.08
Number of accumulation units outstanding at end of period
(000 omitted)                                                      5      3      5      2      1      7
-----------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    89

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                             2011   2010   2009   2008   2007   2006
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $1.19  $1.07  $0.80  $1.37  $1.22  $1.00
Accumulation unit value at end of period                       $1.09  $1.19  $1.07  $0.80  $1.37  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                     72     74    260    254     97     --
-----------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $0.99  $0.87  $0.69  $1.08  $1.13  $1.00
Accumulation unit value at end of period                       $0.96  $0.99  $0.87  $0.69  $1.08  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                     10     22    188    262    187     93
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                 $0.94  $0.84  $0.63  $1.06  $1.00     --
Accumulation unit value at end of period                       $0.88  $0.94  $0.84  $0.63  $1.06     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     74     76    574    502    276     --
-----------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO - CLASS I (04/27/2007)
Accumulation unit value at beginning of period                 $1.03  $0.83  $0.59  $1.01  $1.00     --
Accumulation unit value at end of period                       $1.03  $1.03  $0.83  $0.59  $1.01     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1      1     --     --     --     --
-----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                 $1.16  $1.05  $0.77  $1.23  $1.13  $1.00
Accumulation unit value at end of period                       $1.15  $1.16  $1.05  $0.77  $1.23  $1.13
Number of accumulation units outstanding at end of period
(000 omitted)                                                      3      1      5      3     --     --
-----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                 $1.36  $1.22  $0.93  $1.51  $1.20  $1.00
Accumulation unit value at end of period                       $1.43  $1.36  $1.22  $0.93  $1.51  $1.20
Number of accumulation units outstanding at end of period
(000 omitted)                                                     37     45     48     57     28     --
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $1.04  $0.86  $0.62  $1.12  $1.25  $1.00
Accumulation unit value at end of period                       $0.92  $1.04  $0.86  $0.62  $1.12  $1.25
Number of accumulation units outstanding at end of period
(000 omitted)                                                      6      5     60    101     57     22
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $1.46  $1.12  $0.72  $1.38  $1.14  $1.00
Accumulation unit value at end of period                       $1.34  $1.46  $1.12  $0.72  $1.38  $1.14
Number of accumulation units outstanding at end of period
(000 omitted)                                                      1      1      2      2      5     12
-----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                 $1.01  $0.84  $0.64  $1.20  $1.18  $1.00
Accumulation unit value at end of period                       $0.88  $1.01  $0.84  $0.64  $1.20  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                      4      3     84     95     91     19
-----------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                 $1.16  $0.95  $0.74  $1.24  $1.17  $1.00
Accumulation unit value at end of period                       $1.10  $1.16  $0.95  $0.74  $1.24  $1.17
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $1.13  $1.00  $0.72  $1.23  $1.18  $1.00
Accumulation unit value at end of period                       $1.02  $1.13  $1.00  $0.72  $1.23  $1.18
Number of accumulation units outstanding at end of period
(000 omitted)                                                     30     32     41     48     16     23
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $1.27  $1.12  $0.96  $1.14  $1.06  $1.00
Accumulation unit value at end of period                       $1.26  $1.27  $1.12  $0.96  $1.14  $1.06
Number of accumulation units outstanding at end of period
(000 omitted)                                                    311    347  1,011    997    672    103
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                 $1.12  $0.92  $0.68  $1.12  $1.15  $1.00
Accumulation unit value at end of period                       $1.07  $1.12  $0.92  $0.68  $1.12  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --      2      2
-----------------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                 $0.95  $0.84  $0.64  $1.11  $1.07  $1.00
Accumulation unit value at end of period                       $0.89  $0.95  $0.84  $0.64  $1.11  $1.07
Number of accumulation units outstanding at end of period
(000 omitted)                                                      2      1      2      1      1     --
-----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                 $1.23  $1.10  $0.92  $1.11  $1.04  $1.00
Accumulation unit value at end of period                       $1.24  $1.23  $1.10  $0.92  $1.11  $1.04
Number of accumulation units outstanding at end of period
(000 omitted)                                                    133     87    345    557    401    106
-----------------------------------------------------------------------------------------------------------



 90    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                             2011   2010   2009   2008   2007   2006
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                 $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.07  $1.12     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  2,243     42     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                 $1.12  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.07  $1.12     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     64     64     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.06  $1.00     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.21  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.18  $1.21     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.21  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.03  $1.21     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.29  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.21  $1.29     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                 $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.06  $1.04     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  5,782  4,585     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                 $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.06  $1.04     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  2,613  2,906     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.16  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.10  $1.16     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $0.98  $0.89  $0.69  $1.14  $1.11  $1.00
Accumulation unit value at end of period                       $0.93  $0.98  $0.89  $0.69  $1.14  $1.11
Number of accumulation units outstanding at end of period
(000 omitted)                                                     11     18    446    335    205     61
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.18  $1.00     --     --     --     --
Accumulation unit value at end of period                       $0.93  $1.18     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.04  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.05  $1.04     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.23  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.13  $1.23     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.18  $0.98  $0.73  $1.17  $1.12  $1.00
Accumulation unit value at end of period                       $1.09  $1.18  $0.98  $0.73  $1.17  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.16  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.06  $1.16     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    91

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                             2011   2010   2009   2008   2007   2006
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.06  $1.00     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.19  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.19  $1.19     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.24  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.19  $1.24     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.15  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.13  $1.15     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                 $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.08  $1.09     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  9,526  4,427     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                 $1.09  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.08  $1.09     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  2,110  2,833     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                 $1.11  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.08  $1.11     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  3,020    416     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                 $1.11  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.08  $1.11     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,028  1,118     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (05/07/2010)
Accumulation unit value at beginning of period                 $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.07  $1.07     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  2,731  1,348     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 4) (05/07/2010)
Accumulation unit value at beginning of period                 $1.07  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.07  $1.07     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                  1,622  1,333     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.19  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.06  $1.19     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.17  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.19  $1.17     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.23  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.21  $1.23     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.29  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.26  $1.29     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.23  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.16  $1.23     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------



 92    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                             2011   2010   2009   2008   2007   2006
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (07/24/2006)
Accumulation unit value at beginning of period                 $1.21  $0.98  $0.73  $1.08  $1.16  $1.00
Accumulation unit value at end of period                       $1.14  $1.21  $0.98  $0.73  $1.08  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                      6      6    251    269    186      9
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.04  $1.00     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.17  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.00  $1.17     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                 $1.00  $1.00     --     --     --     --
Accumulation unit value at end of period                       $1.01  $1.00     --     --     --     --
Number of accumulation units outstanding at end of period
(000 omitted)                                                     --     --     --     --     --     --
-----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                 $1.37  $1.12  $0.76  $1.41  $1.23  $1.00
Accumulation unit value at end of period                       $1.16  $1.37  $1.12  $0.76  $1.41  $1.23
Number of accumulation units outstanding at end of period
(000 omitted)                                                     65     61    163    172     46     11
-----------------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                 $1.18  $0.97  $0.69  $1.16  $1.12  $1.00
Accumulation unit value at end of period                       $1.12  $1.18  $0.97  $0.69  $1.16  $1.12
Number of accumulation units outstanding at end of period
(000 omitted)                                                     19     27    102    109     81     12
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                 $0.99  $0.86  $0.76  $1.32  $1.16  $1.00
Accumulation unit value at end of period                       $0.85  $0.99  $0.86  $0.76  $1.32  $1.16
Number of accumulation units outstanding at end of period
(000 omitted)                                                     13     14    309      7      1     --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                 $1.27  $1.04  $0.72  $1.21  $1.15  $1.00
Accumulation unit value at end of period                       $1.18  $1.27  $1.04  $0.72  $1.21  $1.15
Number of accumulation units outstanding at end of period
(000 omitted)                                                     23      6      2      1      1     --
-----------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                 $1.48  $1.18  $0.79  $1.36  $1.22  $1.00
Accumulation unit value at end of period                       $1.39  $1.48  $1.18  $0.79  $1.36  $1.22
Number of accumulation units outstanding at end of period
(000 omitted)                                                     11     11      5      2      4     --
-----------------------------------------------------------------------------------------------------------






                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    93

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                $1.14  $1.00
Accumulation unit value at end of period                                      $1.15  $1.14
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.06  $1.01
Number of accumulation units outstanding at end of period (000 omitted)           5     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.13  $1.20
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.25  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $0.94  $1.22
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(07/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.10  $1.01
Number of accumulation units outstanding at end of period (000 omitted)           8     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $0.97  $1.00
Accumulation unit value at end of period                                      $1.01  $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.12  $1.07
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.03  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 94    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)           7     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.00  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.06  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.13  $1.26
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.18  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.14  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.09  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.30  $1.00
Accumulation unit value at end of period                                      $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.12  $1.00
Accumulation unit value at end of period                                      $1.09  $1.12
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.09  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.23  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    95

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.13  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.07  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.18  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.06  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           6     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.18  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.02  $1.21
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.20  $1.29
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.06  $1.05
Number of accumulation units outstanding at end of period (000 omitted)         115     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.05  $1.04
Number of accumulation units outstanding at end of period (000 omitted)           6     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------



 96    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)           4     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           6     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.19  $1.24
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.15  $1.00
Accumulation unit value at end of period                                      $1.13  $1.15
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.11  $1.00
Accumulation unit value at end of period                                      $1.09  $1.11
Number of accumulation units outstanding at end of period (000 omitted)         801     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.13  $1.00
Accumulation unit value at end of period                                      $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)         316     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.08  $1.07
Number of accumulation units outstanding at end of period (000 omitted)         776    105
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.21  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.26  $1.29
Number of accumulation units outstanding at end of period (000 omitted)           1     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.15  $1.23
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.03  $1.00
Number of accumulation units outstanding at end of period (000 omitted)           3     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)           2     --
----------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    97

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.28  $1.00
Accumulation unit value at end of period                                      $1.20  $1.28
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------






 98    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                $1.14  $1.00
Accumulation unit value at end of period                                      $1.15  $1.14
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.06  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.12  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.24  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $0.94  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(07/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.10  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $0.97  $1.00
Accumulation unit value at end of period                                      $1.01  $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.12  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.02  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.15  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    99

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.00  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.06  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.13  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.17  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.14  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.09  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.30  $1.00
Accumulation unit value at end of period                                      $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.12  $1.00
Accumulation unit value at end of period                                      $1.09  $1.12
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.09  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.23  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 100    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.13  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.07  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.17  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.06  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.18  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.02  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.20  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.06  $1.05
Number of accumulation units outstanding at end of period (000 omitted)         143     65
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.05  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    101

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.18  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.15  $1.00
Accumulation unit value at end of period                                      $1.13  $1.15
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.11  $1.00
Accumulation unit value at end of period                                      $1.09  $1.11
Number of accumulation units outstanding at end of period (000 omitted)          31     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.13  $1.00
Accumulation unit value at end of period                                      $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.08  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.21  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.26  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.15  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.03  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 102    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.01  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.28  $1.00
Accumulation unit value at end of period                                      $1.20  $1.28
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------






                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    103

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.15  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                $1.14  $1.00
Accumulation unit value at end of period                                      $1.15  $1.14
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $0.99  $1.00
Accumulation unit value at end of period                                      $0.98  $0.99
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.06  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.12  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.24  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $0.94  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.07  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 2)
(07/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.10  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $0.97  $1.00
Accumulation unit value at end of period                                      $1.01  $0.97
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.08  $1.00
Accumulation unit value at end of period                                      $1.12  $1.08
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.11  $1.07
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.02  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.14  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 104    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.01  $1.00
Accumulation unit value at end of period                                      $1.01  $1.01
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MARSICO INTERNATIONAL OPPORTUNITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.00  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP GROWTH OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.06  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - MID CAP VALUE OPPORTUNITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.13  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.17  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT LARGE-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.16  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SELECT SMALLER-CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.14  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $0.99  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND (CLASS 2) (04/29/2011)
Accumulation unit value at beginning of period                                $1.00     --
Accumulation unit value at end of period                                      $0.94     --
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.15  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.24  $1.00
Accumulation unit value at end of period                                      $1.08  $1.24
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.30  $1.00
Accumulation unit value at end of period                                      $1.23  $1.30
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.12  $1.00
Accumulation unit value at end of period                                      $1.09  $1.12
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.08  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.22  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    105

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.26  $1.00
Accumulation unit value at end of period                                      $1.15  $1.26
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S)
(07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.13  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $1.06  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND(R)/VA, SERVICE SHARES (07/19/2010)
Accumulation unit value at beginning of period                                $1.22  $1.00
Accumulation unit value at end of period                                      $1.17  $1.22
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/19/2010)
Accumulation unit value at beginning of period                                $1.06  $1.00
Accumulation unit value at end of period                                      $1.06  $1.06
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.11  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY DIVERSIFIED BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - AMERICAN CENTURY GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.21  $1.00
Accumulation unit value at end of period                                      $1.17  $1.21
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.20  $1.00
Accumulation unit value at end of period                                      $1.02  $1.20
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - COLUMBIA WANGER U.S. EQUITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.20  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.05  $1.00
Accumulation unit value at end of period                                      $1.06  $1.05
Number of accumulation units outstanding at end of period (000 omitted)          24     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.10  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - DFA INTERNATIONAL VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.18  $1.00
Accumulation unit value at end of period                                      $0.93  $1.18
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - EATON VANCE FLOATING-RATE INCOME FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.04  $1.00
Accumulation unit value at end of period                                      $1.04  $1.04
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.13  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



 106    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - INVESCO INTERNATIONAL GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.16  $1.00
Accumulation unit value at end of period                                      $1.06  $1.16
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - J.P. MORGAN CORE BOND FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.05  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - JENNISON MID CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.19  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MARSICO GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.18  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MFS VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.15  $1.00
Accumulation unit value at end of period                                      $1.13  $1.15
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.10  $1.00
Accumulation unit value at end of period                                      $1.09  $1.10
Number of accumulation units outstanding at end of period (000 omitted)          16     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY AGGRESSIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.13  $1.00
Accumulation unit value at end of period                                      $1.10  $1.13
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MODERATELY CONSERVATIVE PORTFOLIO (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.07  $1.00
Accumulation unit value at end of period                                      $1.08  $1.07
Number of accumulation units outstanding at end of period (000 omitted)         120     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - MORGAN STANLEY GLOBAL REAL ESTATE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.19  $1.00
Accumulation unit value at end of period                                      $1.06  $1.19
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NFJ DIVIDEND VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.19  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - NUVEEN WINSLOW LARGE CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.20  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP GROWTH FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.29  $1.00
Accumulation unit value at end of period                                      $1.26  $1.29
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.15  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PIMCO MORTGAGE-BACKED SECURITIES FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.03  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - PYRAMIS(R) INTERNATIONAL EQUITY FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.17  $1.00
Accumulation unit value at end of period                                      $1.00  $1.17
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    107

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                            2011   2010
----------------------------------------------------------------------------------------------
VARIABLE PORTFOLIO - WELLS FARGO SHORT DURATION GOVERNMENT FUND (CLASS 2) (07/19/2010)
Accumulation unit value at beginning of period                                $1.00  $1.00
Accumulation unit value at end of period                                      $1.00  $1.00
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.23  $1.00
Accumulation unit value at end of period                                      $1.14  $1.23
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 2 (07/19/2010)
Accumulation unit value at beginning of period                                $1.27  $1.00
Accumulation unit value at end of period                                      $1.20  $1.27
Number of accumulation units outstanding at end of period (000 omitted)          --     --
----------------------------------------------------------------------------------------------






 108    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE BOARD OF DIRECTORS OF


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK




In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2011, the results of their operations for the period then ended, and the changes in their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2011 by correspondence with the affiliated and unaffiliated mutual fund managers, provides a reasonable basis for our opinion.



PricewaterhouseCoopers LLP


April 20, 2012



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    109

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK



We have audited the accompanying individual statements of changes in net assets of the divisions of RiverSource of New York Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in
Note 1, for the periods ended December 31, 2010, as disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of the divisions of RiverSource of New York Variable Annuity Account, referred to in Note 1, for the periods ended December 31, 2010, as disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.



                                        (-s- ERNST &YOUNG LLP)

Minneapolis, Minnesota
April 22, 2011


 110    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES




                                                     AB VPS
                                                     GLOBAL         AB VPS         AB VPS        AB VPS        AC VP
                                                 THEMATIC GRO,    GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
DEC. 31, 2011                                         CL B           CL B           CL B          CL B          CL I
 ASSETS
Investments, at fair value(1),(2)                  $1,361,841     $6,434,307    $12,694,887      $200,480      $489,031
Dividends receivable                                       --             --             --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          225             25         20,099         5,001            33
Receivable for share redemptions                        1,165          5,561          9,768           155           347
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        1,363,231      6,439,893     12,724,754       205,636       489,411
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      1,035          4,570          9,181           155           347
    Contract terminations                                 130            991            586            --            --
Payable for investments purchased                         225             25         20,099         5,001            33
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,390          5,586         29,866         5,156           380
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,361,710      6,434,115     12,667,909       199,617       489,031
Net assets applicable to contracts in payment
  period                                                   --             --         26,979            --            --
Net assets applicable to seed money                       131            192             --           863            --
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,361,841     $6,434,307    $12,694,888      $200,480      $489,031
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  93,920        360,264      1,113,587         7,661        65,818
(2) Investments, at cost                           $1,537,412     $7,356,419    $17,897,035      $186,334      $510,441
-----------------------------------------------------------------------------------------------------------------------


                                                     AC VP           AC VP         AC VP         AC VP         AC VP
                                                     INTL,       MID CAP VAL,      ULTRA,         VAL,          VAL,
DEC. 31, 2011 (CONTINUED)                            CL II           CL II         CL II          CL I         CL II
 ASSETS
Investments, at fair value(1),(2)                  $1,967,757     $4,171,764     $2,273,204    $1,008,538   $14,195,525
Dividends receivable                                       --             --             --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        2,675            114              5            50        21,616
Receivable for share redemptions                        1,375          6,156          1,962           707        13,729
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        1,971,807      4,178,034      2,275,171     1,009,295    14,230,870
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      1,375          3,112          1,698           707        10,272
    Contract terminations                                  --          3,046            264            --         3,457
Payable for investments purchased                       2,675            114              5            50        21,616
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       4,050          6,272          1,967           757        35,345
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,964,703      4,171,762      2,272,920     1,008,538    14,164,739
Net assets applicable to contracts in payment
  period                                                2,977             --             --            --        30,454
Net assets applicable to seed money                        77             --            284            --           332
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,967,757     $4,171,762     $2,273,204    $1,008,538   $14,195,525
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 265,196        309,019        242,864       173,886     2,447,504
(2) Investments, at cost                           $2,057,339     $3,886,257     $2,173,288    $1,160,852   $16,061,597
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    111

STATEMENTS OF ASSETS AND LIABILITIES



                                                     CALVERT        COL VP        COL VP        COL VP        COL VP
                                                      VP SRI         BAL,       CASH MGMT,    CASH MGMT,    DIV BOND,
DEC. 31, 2011 (CONTINUED)                              BAL           CL 3          CL 2          CL 3          CL 2
 ASSETS
Investments, at fair value(1),(2)                   $1,669,430    $9,609,273      $974,021   $26,459,207      $511,378
Dividends receivable                                        --            --             1            14            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            --           642            --         1,344            --
Receivable for share redemptions                         1,254            --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                         1,670,684     9,609,915       974,022    26,460,565       511,378
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       1,166         8,597           382        20,926           408
    Contract terminations                                   88         1,065            --         6,202            --
Payable for investments purchased                           --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        1,254         9,662           382        27,128           408
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                1,669,430     9,390,103       959,375    26,400,111       510,491
Net assets applicable to contracts in payment
  period                                                    --       210,022            --        33,326            --
Net assets applicable to seed money                         --           128        14,265            --           479
----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $1,669,430    $9,600,253      $973,640   $26,433,437      $510,970
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  954,505       678,621       974,021    26,459,207        45,822
(2) Investments, at cost                            $1,708,940    $9,538,958      $974,021   $26,454,459      $506,842
----------------------------------------------------------------------------------------------------------------------


                                                      COL VP        COL VP        COL VP        COL VP        COL VP
                                                    DIV BOND,    DIV EQ INC,   DIV EQ INC,     DYN EQ,       DYN EQ,
DEC. 31, 2011 (CONTINUED)                              CL 3          CL 2          CL 3          CL 2          CL 3
 ASSETS
Investments, at fair value(1),(2)                  $55,540,533      $149,746   $39,860,597          $419   $20,579,917
Dividends receivable                                        --            --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        60,202            --           779            --           850
Receivable for share redemptions                            --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                        55,600,735       149,746    39,861,376           419    20,580,767
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      42,755           134        31,250            --        17,726
    Contract terminations                                  171            --        43,347            --         6,525
Payable for investments purchased                           --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       42,926           134        74,597            --        24,251
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               55,353,907       149,535    39,606,632           287    20,412,926
Net assets applicable to contracts in payment
  period                                               203,902            --       180,147            --       143,202
Net assets applicable to seed money                         --            77            --           132           388
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $55,557,809      $149,612   $39,786,779          $419   $20,556,516
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                4,958,976        11,999     3,186,299            21     1,012,293
(2) Investments, at cost                           $52,253,693      $154,917   $37,284,934          $381   $22,499,135
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 112    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                                                      COL VP
                                                    COL VP           COL VP          COL VP          COL VP      GLOBAL INFLATION
                                                EMER MKTS OPP,   EMER MKTS OPP,   GLOBAL BOND,    GLOBAL BOND,       PROT SEC,
DEC. 31, 2011 (CONTINUED)                            CL 2             CL 3            CL 2            CL 3             CL 2
 ASSETS
Investments, at fair value(1),(2)                    $169,078      $15,937,769      $414,458       $18,894,791       $250,154
Dividends receivable                                       --               --            --                --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                        --            2,857            --            19,500             --
Receivable for share redemptions                           --               --            --                --             --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                          169,078       15,940,626       414,458        18,914,291        250,154
---------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        138           13,170           327            14,574            205
    Contract terminations                                  --              682            --               449             --
Payable for investments purchased                          --               --            --                --             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                         138           13,852           327            15,023            205
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 168,538       15,870,714       413,657        18,878,556        249,457
Net assets applicable to contracts in payment
  period                                                   --           56,060            --            20,712             --
Net assets applicable to seed money                       402               --           474                --            492
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $168,940      $15,926,774      $414,131       $18,899,268       $249,949
---------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  12,261        1,154,074        35,034         1,594,497         26,194
(2) Investments, at cost                             $210,778      $14,985,298      $417,716       $17,740,312       $250,229
---------------------------------------------------------------------------------------------------------------------------------


                                                    COL VP
                                               GLOBAL INFLATION      COL VP          COL VP          COL VP           COL VP
                                                   PROT SEC,         HI INC,     HI YIELD BOND,  HI YIELD BOND,      INC OPP,
DEC. 31, 2011 (CONTINUED)                            CL 3             CL 2            CL 2            CL 3             CL 2
 ASSETS
Investments, at fair value(1),(2)                 $19,502,249       $6,668,788      $215,438       $20,534,411       $308,446
Dividends receivable                                       --               --            --                --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    36,698              127            --             3,184             --
Receivable for share redemptions                           --               --            --                --             --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                       19,538,947        6,668,915       215,438        20,537,595        308,446
---------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     14,369            5,365           153            16,158            240
    Contract terminations                                  --              516            --             1,673             --
Payable for investments purchased                          --               --            --                --             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      14,369            5,881           153            17,831            240
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              19,524,578        6,662,727       214,787        20,448,633        307,625
Net assets applicable to contracts in payment
  period                                                   --               --            --            71,131             --
Net assets applicable to seed money                        --              307           498                --            581
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $19,524,578       $6,663,034      $215,285       $20,519,764       $308,206
---------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               2,033,603          670,904        32,107         3,051,176         30,906
(2) Investments, at cost                          $19,307,272       $6,827,357      $222,379       $19,953,247       $323,746
---------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    113

STATEMENTS OF ASSETS AND LIABILITIES



                                                          COL VP         COL VP       COL VP       COL VP       COL VP
                                                         INC OPP,       INTL OPP,    INTL OPP,  LG CAP GRO,  LG CAP GRO,
DEC. 31, 2011 (CONTINUED)                                  CL 3           CL 2         CL 3         CL 2         CL 3
 ASSETS
Investments, at fair value(1),(2)                       $11,639,575       $131,949  $6,589,972       $232     $3,905,090
Dividends receivable                                             --             --          --         --             --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                    196             --       2,793         --             48
Receivable for share redemptions                                 --             --          --         --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                             11,639,771        131,949   6,592,765        232      3,905,138
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                            8,625            101       5,932         --          2,796
    Contract terminations                                    13,917             --          --         --            163
Payable for investments purchased                                --             --          --         --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            22,542            101       5,932         --          2,959
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                 11,592,214        131,259   6,542,589        109      3,896,063
Net assets applicable to contracts in payment period         25,015             --      44,162         --          5,972
Net assets applicable to seed money                              --            589          82        123            144
------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $11,617,229       $131,848  $6,586,833       $232     $3,902,179
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                     1,159,320         12,651     631,223         35        591,680
(2) Investments, at cost                                $11,452,028       $148,873  $7,224,538       $222     $3,908,384
------------------------------------------------------------------------------------------------------------------------


                                                                                      COL VP       COL VP       COL VP
                                                      COL VP LIMITED     COL VP       MARSICO     MID CAP      MID CAP
                                                       DURATION CR,   MARSICO GRO,   INTL OPP,    GRO OPP,     GRO OPP,
DEC. 31, 2011 (CONTINUED)                                  CL 2           CL 1         CL 2         CL 2         CL 3
 ASSETS
Investments, at fair value(1),(2)                          $129,115    $12,275,046  $2,392,792    $18,550     $3,936,053
Dividends receivable                                             --             --          --         --             --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                     --            790         590         --            510
Receivable for share redemptions                                 --             --          --         --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                                129,115     12,275,836   2,393,382     18,550      3,936,563
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                              117          9,215       1,852         14          3,565
    Contract terminations                                        --         39,411         129         --              3
Payable for investments purchased                                --             --          --         --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               117         48,626       1,981         14          3,568
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                    128,542     12,227,210   2,382,027     18,436      3,902,980
Net assets applicable to contracts in payment period             --             --       9,039         --         29,727
Net assets applicable to seed money                             456             --         335        100            288
------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $128,998    $12,227,210  $2,391,401    $18,536     $3,932,995
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                        12,523        616,217     180,045      1,506        318,967
(2) Investments, at cost                                   $129,873    $10,492,690  $3,192,437    $22,467     $3,724,467
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 114    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                    COL VP         COL VP
                                                   MID CAP        MID CAP          COL VP       COL VP SELECT    COL VP SELECT
                                                   VAL OPP,       VAL OPP,        S&P 500,       LG CAP VAL,      LG CAP VAL,
DEC. 31, 2011 (CONTINUED)                            CL 2           CL 3            CL 3             CL 2            CL 3
 ASSETS
Investments, at fair value(1),(2)                  $82,143       $3,601,918      $6,521,220          $17,241       $850,191
Dividends receivable                                    --               --              --               --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --              223              --               --             --
Receivable for share redemptions                        --               --              --               --             --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                        82,143        3,602,141       6,521,220           17,241        850,191
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      63            2,707           4,715               15            602
    Contract terminations                               --            3,094             252               --            187
Payable for investments purchased                       --               --              --               --             --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       63            5,801           4,967               15            789
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               81,992        3,596,340       6,516,128           17,127        849,198
Net assets applicable to contracts in payment
  period                                                --               --              --               --             --
Net assets applicable to seed money                     88               --             125               99            204
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $82,080       $3,596,340      $6,516,253          $17,226       $849,402
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                8,206          359,473         745,282            1,750         86,314
(2) Investments, at cost                           $87,430       $3,851,150      $5,767,214          $16,935       $807,518
------------------------------------------------------------------------------------------------------------------------------


                                                COL VP SELECT  COL VP SELECT       COL VP           COL VP          COL VP
                                                 SM CAP VAL,    SM CAP VAL,   SHORT DURATION,  SHORT DURATION,  STRATEGIC INC,
DEC. 31, 2011 (CONTINUED)                            CL 2           CL 3            CL 2             CL 3            CL 2
 ASSETS
Investments, at fair value(1),(2)                  $46,377       $2,001,196        $204,723      $15,449,876       $227,039
Dividends receivable                                    --               --              --               --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --            1,277              --           23,005             --
Receivable for share redemptions                        --               --              --               --             --
------------------------------------------------------------------------------------------------------------------------------
Total assets                                        46,377        2,002,473         204,723       15,472,881        227,039
------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      36            1,480             160           11,182            162
    Contract terminations                               --              408              --            1,977             --
Payable for investments purchased                       --               --              --               --             --
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       36            1,888             160           13,159            162
------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               46,253        1,996,072         203,959       15,407,106        226,269
Net assets applicable to contracts in payment
  period                                                --            4,352              --           52,616             --
Net assets applicable to seed money                     88              161             604               --            608
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $46,341       $2,000,585        $204,563      $15,459,722       $226,877
------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                4,417          190,047          19,704        1,482,714         26,126
(2) Investments, at cost                           $48,444       $2,114,119        $204,388      $15,233,828       $223,037
------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    115

STATEMENTS OF ASSETS AND LIABILITIES



                                                       CS        DREY VIF        EV VT         FID VIP       FID VIP
                                                    COMMODITY    INTL EQ,    FLOATING-RATE   CONTRAFUND,   GRO & INC,
DEC. 31, 2011 (CONTINUED)                            RETURN        SERV           INC         SERV CL 2      SERV CL
 ASSETS
Investments, at fair value(1),(2)                  $3,530,987     $202,503    $11,212,558    $22,615,088   $1,370,431
Dividends receivable                                       --           --         40,710             --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        2,591          207          6,877         15,387           --
Receivable for share redemptions                        2,660          164          9,857         19,770          975
---------------------------------------------------------------------------------------------------------------------
Total assets                                        3,536,238      202,874     11,270,002     22,650,245    1,371,406
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      2,661          164          8,653         16,998          976
    Contract terminations                                  --           --          1,204          2,771           --
Payable for investments purchased                       2,591          207         47,587         15,387           --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                       5,252          371         57,444         35,156          976
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               3,530,986      202,373     11,202,459     22,559,420    1,361,115
Net assets applicable to contracts in payment
  period                                                   --           --          9,317         55,232        9,315
Net assets applicable to seed money                        --          130            782            437           --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                   $3,530,986     $202,503    $11,212,558    $22,615,089   $1,370,430
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 493,155       14,760      1,205,651        998,900      109,547
(2) Investments, at cost                           $4,486,383     $248,635    $11,074,864    $24,463,126   $1,438,806
---------------------------------------------------------------------------------------------------------------------


                                                     FID VIP      FID VIP       FID VIP        FID VIP       FID VIP
                                                   GRO & INC,    MID CAP,       MID CAP,      OVERSEAS,     OVERSEAS,
DEC. 31, 2011 (CONTINUED)                           SERV CL 2     SERV CL      SERV CL 2       SERV CL      SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                  $8,795,917   $3,064,167    $28,051,745       $438,319   $5,107,327
Dividends receivable                                       --           --             --             --           --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --          310         22,559             --        7,263
Receivable for share redemptions                       17,348        2,174         20,619            318        3,728
---------------------------------------------------------------------------------------------------------------------
Total assets                                        8,813,265    3,066,651     28,094,923        438,637    5,118,318
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      6,421        2,174         20,324            318        3,726
    Contract terminations                              10,926           --            294             --           --
Payable for investments purchased                          --          310         22,559             --        7,263
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                      17,347        2,484         43,177            318       10,989
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               8,753,561    3,056,608     28,031,514        438,319    5,105,464
Net assets applicable to contracts in payment
  period                                               42,207        7,559         19,997             --        1,865
Net assets applicable to seed money                       150           --            235             --           --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                   $8,795,918   $3,064,167    $28,051,746       $438,319   $5,107,329
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 709,921      105,917        981,517         32,277      377,761
(2) Investments, at cost                           $9,052,747   $2,672,643    $26,484,965       $559,524   $6,581,078
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 116    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                  FTVIPT FRANK                       FTVIPT                        GS VIT
                                                     GLOBAL        FTVIPT FRANK      MUTUAL         GS VIT        STRUCTD
                                                    REAL EST,       SM CAP VAL,    SHARES SEC,   MID CAP VAL,    SM CAP EQ,
DEC. 31, 2011 (CONTINUED)                             CL 2             CL 2           CL 2           INST           INST
 ASSETS
Investments, at fair value(1),(2)                  $ 6,543,245      $9,060,344     $11,887,291    $12,444,517      $273,236
Dividends receivable                                        --              --              --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      4,026           7,341              89             13            --
Receivable for share redemptions                        19,699          15,254          13,114         11,454           206
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         6,566,970       9,082,939      11,900,494     12,455,984       273,442
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       4,781           6,501           8,855          8,903           206
    Contract terminations                               14,917           8,753           4,259          2,552            --
Payable for investments purchased                        4,026           7,341              89             13            --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       23,724          22,595          13,203         11,468           206
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                6,503,158       9,060,004      11,886,975     12,409,958       273,236
Net assets applicable to contracts in payment
  period                                                40,088              --              --         34,558            --
Net assets applicable to seed money                         --             340             316             --            --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $ 6,543,246      $9,060,344     $11,887,291    $12,444,516      $273,236
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  584,218         583,409         772,906        950,689        23,968
(2) Investments, at cost                           $10,648,837      $8,494,684     $12,964,132    $13,551,868      $262,649
---------------------------------------------------------------------------------------------------------------------------


                                                     GS VIT           INVESCO        INVESCO        INVESCO       INVESCO
                                                STRUCTD U.S. EQ,   VI CAP APPR,   VI CAP APPR,    VI CAP DEV,   VI CAP DEV,
DEC. 31, 2011 (CONTINUED)                             INST             SER I         SER II          SER I         SER II
 ASSETS
Investments, at fair value(1),(2)                   $6,314,043        $247,506      $4,396,540       $485,576    $1,418,365
Dividends receivable                                        --              --              --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                         35             100             591            198            23
Receivable for share redemptions                         6,681             181           3,635            343         1,143
---------------------------------------------------------------------------------------------------------------------------
Total assets                                         6,320,759         247,787       4,400,766        486,117     1,419,531
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       4,537             181           3,142            344         1,034
    Contract terminations                                2,144              --             493             --           110
Payable for investments purchased                           35             100             591            198            23
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        6,716             281           4,226            542         1,167
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                6,311,709         247,506       4,393,927        485,407     1,418,280
Net assets applicable to contracts in payment
  period                                                 2,334              --           2,444             --            --
Net assets applicable to seed money                         --              --             169            168            84
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                    $6,314,043        $247,506      $4,396,540       $485,575    $1,418,364
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  584,634          11,555         208,763         39,002       117,609
(2) Investments, at cost                            $6,817,715        $288,060      $4,648,567       $535,760    $1,624,820
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    117

STATEMENTS OF ASSETS AND LIABILITIES



                                                INVESCO        INVESCO        INVESCO         INVESCO          INVESCO
                                              VI CORE EQ,   VI DIV DIVD,   VI DIV DIVD,   VI GLOBAL HLTH,   VI INTL GRO,
DEC. 31, 2011 (CONTINUED)                        SER I          SER I         SER II           SER II          SER II
 ASSETS
Investments, at fair value(1),(2)              $7,934,245       $911,996     $879,225        $2,092,645      $4,706,490
Dividends receivable                                   --             --           --                --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                 1,256             94          172                36             315
Receivable for share redemptions                    8,317            613          729             1,683           7,478
------------------------------------------------------------------------------------------------------------------------
Total assets                                    7,943,818        912,703      880,126         2,094,364       4,714,283
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  8,317            613          694             1,546           3,575
    Contract terminations                              --             --           35               137           3,902
Payable for investments purchased                   1,256             94          172                36             315
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   9,573            707          901             1,719           7,792
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           7,833,538        911,996      879,225         2,092,429       4,706,366
Net assets applicable to contracts in
  payment period                                  100,707             --           --                --              --
Net assets applicable to seed money                    --             --           --               216             125
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $7,934,245       $911,996     $879,225        $2,092,645      $4,706,491
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             296,940         64,957       62,802           123,169         180,464
(2) Investments, at cost                       $6,925,297       $959,326     $948,021        $2,048,115      $4,768,210
------------------------------------------------------------------------------------------------------------------------


                                                INVESCO     INVESCO VANK    JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
                                                VI TECH,    VI COMSTOCK,    ENTERPRISE,     GLOBAL TECH,       JANUS,
DEC. 31, 2011 (CONTINUED)                        SER I         SER II          SERV             SERV            SERV
 ASSETS
Investments, at fair value(1),(2)              $1,351,181    $ 9,943,112     $584,468          $874,108      $5,853,300
Dividends receivable                                   --             --           --                --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   313             56           38                38           4,065
Receivable for share redemptions                      923         23,981          420               600          19,237
------------------------------------------------------------------------------------------------------------------------
Total assets                                    1,352,417      9,967,149      584,926           874,746       5,876,602
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    923          7,248          420               600           4,358
    Contract terminations                              --         16,734           --                --          14,879
Payable for investments purchased                     313             56           38                38           4,065
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   1,236         24,038          458               638          23,302
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           1,351,181      9,943,111      578,083           874,108       5,852,882
Net assets applicable to contracts in
  payment period                                       --             --        6,385                --              --
Net assets applicable to seed money                    --             --           --                --             418
------------------------------------------------------------------------------------------------------------------------
Total net assets                               $1,351,181    $ 9,943,111     $584,468          $874,108      $5,853,300
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              89,128        881,481       15,835           169,073         258,996
(2) Investments, at cost                       $1,167,771    $10,529,984     $467,268          $743,808      $5,565,549
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 118    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                  JANUS ASPEN    LM CB VAR         MFS             MFS            MFS
                                                   OVERSEAS,    SM CAP GRO,  INV GRO STOCK,      NEW DIS,     UTILITIES,
DEC. 31, 2011 (CONTINUED)                             SERV         CL I          SERV CL         SERV CL        SERV CL
 ASSETS
Investments, at fair value(1),(2)                  $4,637,112     $622,458     $4,046,828       $3,023,160    $9,710,775
Dividends receivable                                       --           --             --               --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        5,611           --            410              132           837
Receivable for share redemptions                        3,304          841          3,050            2,106         8,537
------------------------------------------------------------------------------------------------------------------------
Total assets                                        4,646,027      623,299      4,050,288        3,025,398     9,720,149
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      3,306          457          2,930            2,106         7,247
    Contract terminations                                  --          384            119               --         1,290
Payable for investments purchased                       5,611           --            410              132           837
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       8,917          841          3,459            2,238         9,374
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               4,637,110      622,071      4,046,753        3,023,160     9,694,713
Net assets applicable to contracts in payment
  period                                                   --           --             --               --        15,592
Net assets applicable to seed money                        --          387             76               --           470
------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $4,637,110     $622,458     $4,046,829       $3,023,160    $9,710,775
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 123,921       40,393        375,750          220,026       377,411
(2) Investments, at cost                           $4,642,409     $534,368     $3,473,962       $3,057,358    $9,169,700
------------------------------------------------------------------------------------------------------------------------


                                                     MS UIF                                                      OPPEN
                                                     GLOBAL       MS UIF         NB AMT           NB AMT        GLOBAL
                                                   REAL EST,   MID CAP GRO,       INTL,      SOC RESPONSIVE,    SEC VA,
DEC. 31, 2011 (CONTINUED)                            CL II         CL II          CL S             CL S          SERV
 ASSETS
Investments, at fair value(1),(2)                  $2,636,384   $2,552,722     $1,478,789         $419,104    $6,020,382
Dividends receivable                                       --           --             --               --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                            6        2,324          1,674               28        60,645
Receivable for share redemptions                        4,254        1,945          1,212              332         5,121
------------------------------------------------------------------------------------------------------------------------
Total assets                                        2,640,644    2,556,991      1,481,675          419,464     6,086,148
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      1,946        1,945          1,094              332         4,543
    Contract terminations                               2,308           --            117               --           578
Payable for investments purchased                           6        2,324          1,674               28        60,645
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       4,260        4,269          2,885              360        65,766
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               2,636,384    2,552,394      1,478,706          418,367     6,019,973
Net assets applicable to contracts in payment
  period                                                   --           --             --               --            --
Net assets applicable to seed money                        --          328             84              737           409
------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $2,636,384   $2,552,722     $1,478,790         $419,104    $6,020,382
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 360,162      229,561        175,005           29,125       221,256
(2) Investments, at cost                           $2,921,917   $2,487,531     $1,764,220         $411,459    $6,515,421
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    119

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       OPPEN                                           PUT VT
                                                 OPPEN GLOBAL       MAIN ST SM          OPPEN            PIMCO         GLOBAL
                                              STRATEGIC INC VA,     MID CAP VA,        VAL VA,      VIT ALL ASSET,   HLTH CARE,
DEC. 31, 2011 (CONTINUED)                            SRV               SERV             SERV          ADVISOR CL        CL IB
 ASSETS
Investments, at fair value(1),(2)                $39,888,345        $1,948,796       $  938,349       $19,102,747    $1,124,351
Dividends receivable                                      --                --               --                --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   23,795                10               --            59,869            26
Receivable for share redemptions                      32,938             5,780              904            18,169           817
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                      39,945,078         1,954,586          939,253        19,180,785     1,125,194
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    30,283             1,499              728            14,655           812
    Contract terminations                              2,654             4,280              176             3,514             5
Payable for investments purchased                     23,795                10               --            59,869            26
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     56,732             5,789              904            78,038           843
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             39,843,604         1,948,214          938,213        19,102,431     1,124,351
Net assets applicable to contracts in
  payment period                                      44,742                --               --                --            --
Net assets applicable to seed money                       --               583              136               316            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $39,888,346        $1,948,797       $  938,349       $19,102,747    $1,124,351
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              7,265,637           114,500           96,837         1,821,044        96,181
(2) Investments, at cost                         $38,282,661        $1,853,010       $1,004,282       $20,088,027    $1,140,215
-------------------------------------------------------------------------------------------------------------------------------


                                                    PUT VT            PUT VT           PUT VT            ROYCE          THIRD
                                                   INTL EQ,       MULTI-CAP GRO,   MULTI-CAP GRO,     MICRO-CAP,         AVE
DEC. 31, 2011 (CONTINUED)                           CL IB              CL IA            CL IB          INVEST CL         VAL
 ASSETS
Investments, at fair value(1),(2)                 $1,368,777        $4,715,466         $856,301          $914,764    $1,153,764
Dividends receivable                                      --                --               --                --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    2,616             5,597               --               447           623
Receivable for share redemptions                         962             4,867              838               678           842
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,372,355         4,725,930          857,139           915,889     1,155,229
-------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       962             4,867              577               678           842
    Contract terminations                                 --                --              261                --            --
Payable for investments purchased                      2,616             5,597               --               447           623
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      3,578            10,464              838             1,125         1,465
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,364,600         4,708,997          856,127           914,764     1,153,764
Net assets applicable to contracts in
  payment period                                       4,095             6,469               --                --            --
Net assets applicable to seed money                       82                --              174                --            --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $1,368,777        $4,715,466         $856,301          $914,764    $1,153,764
-------------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                144,234           240,708           44,437            87,874       101,030
(2) Investments, at cost                          $1,860,185        $5,820,386         $804,780          $839,708    $1,766,378
-------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 120    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                                              VP COL
                                                      VP             VP           VP AC         VP AC         WANGER
                                                    AGGR,          AGGR,        DIV BOND,        GRO,        INTL EQ,
DEC. 31, 2011 (CONTINUED)                            CL 2           CL 4          CL 2           CL 2          CL 2
 ASSETS
Investments, at fair value(1),(2)                $32,307,713    $90,368,078       $177,174     $48,839        $155,942
Dividends receivable                                      --             --             --          --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      951          2,498             --          --              --
Receivable for share redemptions                          --             --             --          --              --
----------------------------------------------------------------------------------------------------------------------
Total assets                                      32,308,664     90,370,576        177,174      48,839         155,942
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    25,475         68,942            137          41             123
    Contract terminations                                 --          5,230             --          --              --
Payable for investments purchased                         --             --             --          --              --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     25,475         74,172            137          41             123
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             32,283,145     90,296,404        176,483      48,710         155,301
Net assets applicable to contracts in payment
  period                                                  --             --             --          --              --
Net assets applicable to seed money                       44             --            554          88             518
----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $32,283,189    $90,296,404       $177,037     $48,798        $155,819
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              2,953,173      8,245,263         16,034       4,357          15,259
(2) Investments, at cost                         $32,644,653    $81,945,327       $170,013     $49,902        $177,885
----------------------------------------------------------------------------------------------------------------------


                                                    VP COL           VP            VP          VP DAVIS      VP DAVIS
                                                WANGER US EQ,     CONSERV,      CONSERV,     NY VENTURE,   NY VENTURE,
DEC. 31, 2011 (CONTINUED)                            CL 2           CL 2          CL 4           CL 2          CL 3
 ASSETS
Investments, at fair value(1),(2)                   $132,977    $49,323,563   $129,375,344     $85,490      $4,399,528
Dividends receivable                                      --             --             --          --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                       --         67,274             --          --              --
Receivable for share redemptions                          --             --             --          --              --
----------------------------------------------------------------------------------------------------------------------
Total assets                                         132,977     49,390,837    129,375,344      85,490       4,399,528
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       107         41,054        101,793          71           3,236
    Contract terminations                                 --             --          4,090          --          29,415
Payable for investments purchased                         --             --             --          --              --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        107         41,054        105,883          71          32,651
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                132,782     49,349,772    129,269,461      85,342       4,366,877
Net assets applicable to contracts in payment
  period                                                  --             --             --          --              --
Net assets applicable to seed money                       88             11             --          77              --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $132,870    $49,349,783   $129,269,461     $85,419      $4,366,877
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 11,820      4,541,765     11,913,015       8,877         456,383
(2) Investments, at cost                            $132,440    $47,993,505   $122,009,577     $90,475      $3,964,459
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    121

STATEMENTS OF ASSETS AND LIABILITIES



                                                  VP DFA            VP EV             VP GS          VP GS       VP INVESCO
                                                 INTL VAL,   FLOATING RATE INC,   MID CAP VAL,   MID CAP VAL,     INTL GRO,
DEC. 31, 2011 (CONTINUED)                          CL 2             CL 2              CL 2           CL 3           CL 2
 ASSETS
Investments, at fair value(1),(2)                $112,702         $399,552          $138,208       $470,900         $182,618
Dividends receivable                                   --               --                --             --               --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --               --                --             --               --
Receivable for share redemptions                       --               --                --             --               --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                      112,702          399,552           138,208        470,900          182,618
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     89              339               119            347              150
    Contract terminations                              --               --                --            214               --
Payable for investments purchased                      --               --                --             --               --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      89              339               119            561              150
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             112,093          388,714           138,012        470,196          181,929
Net assets applicable to contracts in payment
  period                                               --               --                --             --               --
Net assets applicable to seed money                   520           10,499                77            143              539
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $112,613         $399,213          $138,089       $470,339         $182,468
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              13,074           40,688            13,238         45,019           17,343
(2) Investments, at cost                         $138,285         $402,988          $139,963       $435,524         $192,697
----------------------------------------------------------------------------------------------------------------------------


                                                  VP JPM         VP JENNISON           VP           VP MFS           VP
                                                CORE BOND,      MID CAP GRO,      MARSICO GRO,       VAL,           MOD,
DEC. 31, 2011 (CONTINUED)                          CL 2             CL 2              CL 2           CL 2           CL 2
 ASSETS
Investments, at fair value(1),(2)                $100,382          $62,394          $133,710       $134,560     $263,238,248
Dividends receivable                                   --               --                --             --               --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    --               --                --             --          302,055
Receivable for share redemptions                       --               --                --             --               --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                      100,382           62,394           133,710        134,560      263,540,303
----------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     93               52               107            109          213,407
    Contract terminations                              --               --                --             --            7,554
Payable for investments purchased                      --               --                --             --               --
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      93               52               107            109          220,961
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              99,815           62,234           133,507        134,374      263,319,331
Net assets applicable to contracts in payment
  period                                               --               --                --             --               --
Net assets applicable to seed money                   474              108                96             77               11
----------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $100,289          $62,342          $133,603       $134,451     $263,319,342
----------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               9,235            5,407            11,389         12,552       23,844,044
(2) Investments, at cost                         $ 97,094          $62,096          $134,081       $131,801     $259,712,562
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 122    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                      VP           VP MOD         VP MOD         VP MOD        VP MOD
                                                     MOD,           AGGR,          AGGR,        CONSERV,      CONSERV,
DEC. 31, 2011 (CONTINUED)                            CL 4           CL 2           CL 4           CL 2          CL 4
 ASSETS
Investments, at fair value(1),(2)                $735,031,190   $142,774,663   $386,389,630   $82,412,718   $217,723,199
Dividends receivable                                       --             --             --            --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                      201,797          2,281          1,330       260,981            690
Receivable for share redemptions                           --             --             --            --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                      735,232,987    142,776,944    386,390,960    82,673,699    217,723,889
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    575,871        112,016        297,530        67,392        171,355
    Contract terminations                              28,699        111,769        204,575           253         21,694
Payable for investments purchased                          --             --             --            --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     604,570        223,785        502,105        67,645        193,049
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             734,628,417    142,553,137    385,888,855    82,606,043    217,530,840
Net assets applicable to contracts in payment
  period                                                   --             --             --            --             --
Net assets applicable to seed money                        --             22             --            11             --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $734,628,417   $142,553,159   $385,888,855   $82,606,054   $217,530,840
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              66,518,660     12,944,212     34,967,387     7,512,554     19,811,028
(2) Investments, at cost                         $663,320,762   $142,800,640   $349,014,926   $80,582,872   $199,450,067
------------------------------------------------------------------------------------------------------------------------


                                                     VP MS                       VP NUVEEN
                                                    GLOBAL         VP NFJ         WINSLOW       VP PTNRS      VP PTNRS
                                                   REAL EST,      DIVD VAL,     LG CAP GRO,   SM CAP GRO,    SM CAP VAL,
DEC. 31, 2011 (CONTINUED)                            CL 2           CL 2           CL 2           CL 2          CL 2
 ASSETS
Investments, at fair value(1),(2)                    $120,845       $145,854        $43,960       $33,275        $97,800
Dividends receivable                                       --             --             --            --             --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                           --             --             --            --             --
Receivable for share redemptions                           --             --             --            --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                          120,845        145,854         43,960        33,275         97,800
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         97            112             35            27             75
    Contract terminations                                  --             --             --            --             --
Payable for investments purchased                          --             --             --            --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          97            112             35            27             75
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 120,223        145,646         43,829        33,128         97,637
Net assets applicable to contracts in payment
  period                                                   --             --             --            --             --
Net assets applicable to seed money                       525             96             96           120             88
------------------------------------------------------------------------------------------------------------------------
Total net assets                                     $120,748       $145,742        $43,925       $33,248        $97,725
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  12,024         12,563          3,870         2,849          6,717
(2) Investments, at cost                             $136,954       $139,838        $45,784       $35,050        $97,541
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    123

STATEMENTS OF ASSETS AND LIABILITIES



                                                               VP PIMCO
                                                 VP PTNRS      MORTGAGE    VP PYRAMIS     VP WF SHORT
                                               SM CAP VAL,   BACKED SEC,    INTL EQ,    DURATION GOVT,      WANGER
DEC. 31, 2011 (CONTINUED)                          CL 3          CL 2         CL 2           CL 2            INTL
 ASSETS
Investments, at fair value(1),(2)               $9,860,010       $67,695      $22,220       $182,548     $17,154,631
Dividends receivable                                    --            --           --             --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     22            --           --             --           9,977
Receivable for share redemptions                        --            --           --             --              --
--------------------------------------------------------------------------------------------------------------------
Total assets                                     9,860,032        67,695       22,220        182,548      17,164,608
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   7,130            56           19            161          12,612
    Contract terminations                           35,488            --           --             --             243
Payable for investments purchased                       --            --           --             --              --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                   42,618            56           19            161          12,855
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            9,817,414        67,015       21,562        181,855      17,140,267
Net assets applicable to contracts in payment
  period                                                --            --           --             --          11,486
Net assets applicable to seed money                     --           624          639            532              --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                $9,817,414       $67,639      $22,201       $182,387     $17,151,753
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              676,270         6,392        2,307         17,740         595,854
(2) Investments, at cost                        $8,710,534       $66,622      $26,309       $181,239     $15,737,936
--------------------------------------------------------------------------------------------------------------------


                                                              WF ADV VT
                                                             INDEX ASSET    WF ADV VT      WF ADV VT      WF ADV VT
                                                  WANGER        ALLOC,      INTL EQ,         OPP,        SM CAP GRO,
DEC. 31, 2011 (CONTINUED)                          USA           CL 2         CL 2           CL 2            CL 2
 ASSETS
Investments, at fair value(1),(2)              $22,242,679    $2,549,912   $3,328,959     $4,344,683      $4,430,774
Dividends receivable                                    --            --           --             --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     81            --           70             12              95
Receivable for share redemptions                        --         1,984        6,719          7,812           7,750
--------------------------------------------------------------------------------------------------------------------
Total assets                                    22,242,760     2,551,896    3,335,748      4,352,507       4,438,619
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  16,291         1,749        2,426          3,278           3,404
    Contract terminations                            4,534           235        4,292          4,533           4,345
Payable for investments purchased                       --            --           70             12              95
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                   20,825         1,984        6,788          7,823           7,844
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           22,197,690     2,549,912    3,310,215      4,286,501       4,430,375
Net assets applicable to contracts in payment
  period                                            24,245            --       18,745         57,761              --
Net assets applicable to seed money                     --            --           --            422             400
--------------------------------------------------------------------------------------------------------------------
Total net assets                               $22,221,935    $2,549,912   $3,328,960     $4,344,684      $4,430,775
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              746,399       210,911      696,435        249,982         576,924
(2) Investments, at cost                       $21,288,189    $2,564,489   $3,243,010     $4,316,659      $4,098,465
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 124    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                     AB VPS
                                                     GLOBAL         AB VPS         AB VPS        AB VPS        AC VP
                                                 THEMATIC GRO,    GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,
YEAR ENDED DEC. 31, 2011                              CL B           CL B           CL B          CL B         CL I
 INVESTMENT INCOME
Dividend income                                     $   6,713     $    75,652    $  616,401       $   167    $   8,898
Variable account expenses                              16,916          60,192       148,309         1,779        5,430
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (10,203)         15,460       468,092        (1,612)       3,468
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               768,552       2,161,431     5,254,247        19,564      173,407
    Cost of investments sold                          682,370       2,524,405     6,129,863        17,948      165,450
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          86,182        (362,974)     (875,616)        1,616        7,957
Distributions from capital gains                           --              --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                        (514,296)        726,198    (2,989,418)       (8,935)     (91,326)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (428,114)        363,224    (3,865,034)       (7,319)     (83,369)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $(438,317)     $  378,684   $(3,396,942)      $(8,931)    $(79,901)
----------------------------------------------------------------------------------------------------------------------


                                                     AC VP           AC VP         AC VP         AC VP         AC VP
                                                     INTL,       MID CAP VAL,      ULTRA,         VAL,         VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL II           CL II         CL II          CL I         CL II
 INVESTMENT INCOME
Dividend income                                    $   33,857      $   53,328       $    --      $ 24,347    $ 288,493
Variable account expenses                              22,303          40,899        22,120        10,269      136,027
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        11,554          12,429       (22,120)       14,078      152,466
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               827,919       1,166,089       634,118       481,106    4,535,971
    Cost of investments sold                          795,367       1,065,670       585,047       552,177    5,197,785
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          32,552         100,419        49,071       (71,071)    (661,814)
Distributions from capital gains                           --         125,774            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                        (380,409)       (319,233)      (11,439)       58,987      521,716
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (347,857)        (93,040)       37,632       (12,084)    (140,098)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $(336,303)    $   (80,611)     $ 15,512      $  1,994   $   12,368
----------------------------------------------------------------------------------------------------------------------


                                                   CALVERT VP       COL VP         COL VP        COL VP       COL VP
                                                      SRI            BAL,        CASH MGMT,    CASH MGMT,    DIV BOND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  BAL            CL 3           CL 2          CL 3         CL 2
 INVESTMENT INCOME
Dividend income                                      $ 22,067       $      --      $     22   $     2,591     $ 18,448
Variable account expenses                              15,099         111,384         2,568       238,561        3,602
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         6,968        (111,384)       (2,546)     (235,970)      14,846
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               474,138       2,058,132       726,331    22,321,043      300,512
    Cost of investments sold                          492,930       2,004,614       726,329    22,315,179      300,695
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (18,792)         53,518             2         5,864         (183)
Distributions from capital gains                           --              --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                          80,686         207,444            --        (5,864)       4,539
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         61,894         260,962             2            --        4,356
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $ 68,862       $ 149,578      $ (2,544)  $  (235,970)    $ 19,202
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    125

STATEMENTS OF OPERATIONS



                                              COL VP            COL VP           COL VP           COL VP            COL VP
                                             DIV BOND,        DIV EQ INC,      DIV EQ INC,        DYN EQ,           DYN EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL 3              CL 2             CL 3             CL 2              CL 3
 INVESTMENT INCOME
Dividend income                             $ 2,663,031            $   --       $       --             $--         $      --
Variable account expenses                       550,243               850          449,382              --           235,143
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               2,112,788              (850)        (449,382)             --          (235,143)
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      17,100,143             5,296       13,595,817              --         5,003,284
    Cost of investments sold                 16,212,018             5,718       12,282,455              --         5,510,016
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   888,125              (422)       1,313,362              --          (506,732)
Distributions from capital gains                     --                --               --              --                --
Net change in unrealized appreciation
  or depreciation of investments                243,584            (6,424)      (3,501,419)             21         1,719,054
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                1,131,709            (6,846)      (2,188,057)             21         1,212,322
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $ 3,244,497           $(7,696)    $ (2,637,439)           $ 21        $  977,179
-------------------------------------------------------------------------------------------------------------------------------


                                                                                                                    COL VP
                                              COL VP            COL VP           COL VP           COL VP       GLOBAL INFLATION
                                          EMER MKTS OPP,    EMER MKTS OPP,    GLOBAL BOND,     GLOBAL BOND,        PROT SEC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL 2              CL 3             CL 2             CL 3              CL 2
 INVESTMENT INCOME
Dividend income                                $  1,675       $   229,205          $ 8,986      $  598,505           $11,807
Variable account expenses                         1,466           203,253            2,760         197,123             1,419
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     209            25,952            6,226         401,382            10,388
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          22,302         5,835,291           42,362       6,655,389            39,302
    Cost of investments sold                     24,343         4,615,864           42,250       6,185,521            40,026
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (2,041)        1,219,427              112         469,868              (724)
Distributions from capital gains                  2,821           306,049            1,519         105,100             2,022
Net change in unrealized appreciation
  or depreciation of investments                (44,325)       (6,343,371)          (2,264)       (150,804)              188
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (43,545)       (4,817,895)            (633)        424,164             1,486
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(43,336)      $(4,791,943)         $ 5,593      $  825,546           $11,874
-------------------------------------------------------------------------------------------------------------------------------


                                              COL VP
                                         GLOBAL INFLATION       COL VP           COL VP           COL VP            COL VP
                                             PROT SEC,          HI INC,      HI YIELD BOND,   HI YIELD BOND,       INC OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL 3              CL 2             CL 2             CL 3              CL 2
 INVESTMENT INCOME
Dividend income                              $1,496,866        $  513,121          $11,965      $1,889,226          $ 22,097
Variable account expenses                       180,041            65,302            1,203         218,832             2,069
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               1,316,825           447,819           10,762       1,670,394            20,028
-------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       5,696,336         1,914,698           20,151       7,932,763             5,066
    Cost of investments sold                  5,726,714         1,950,222           20,339       7,515,068             5,294
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (30,378)          (35,524)            (188)        417,695              (228)
Distributions from capital gains                259,014                --               --              --             6,576
Net change in unrealized appreciation
  or depreciation of investments                190,136          (105,051)          (7,884)       (991,233)          (17,307)
-------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  418,772          (140,575)          (8,072)       (573,538)          (10,959)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $1,735,597          $307,244         $  2,690      $1,096,856          $  9,069
-------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 126    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                     COL VP         COL VP        COL VP        COL VP         COL VP
                                                    INC OPP,       INTL OPP,    INTL OPP,    LG CAP GRO,    LG CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL 3           CL 2          CL 3          CL 2           CL 3
 INVESTMENT INCOME
Dividend income                                    $1,037,812        $  1,366   $  110,044         $--        $      --
Variable account expenses                             103,988             904       90,687          --           40,360
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       933,824             462       19,357          --          (40,360)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             3,023,012           3,328    2,010,183          --        1,473,618
    Cost of investments sold                        2,838,603           3,626    1,992,851          --        1,394,946
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         184,409            (298)      17,332          --           78,672
Distributions from capital gains                      311,469              --           --          --               --
Net change in unrealized appreciation or
  depreciation of investments                        (818,297)        (18,491)  (1,140,775)         (8)        (183,954)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (322,419)        (18,789)  (1,123,443)         (8)        (105,282)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $  611,405        $(18,327) $(1,104,086)        $(8)      $ (145,642)
------------------------------------------------------------------------------------------------------------------------


                                                                                  COL VP        COL VP         COL VP
                                                 COL VP LIMITED     COL VP       MARSICO       MID CAP        MID CAP
                                                  DURATION CR,   MARSICO GRO,   INTL OPP,      GRO OPP,       GRO OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL 2           CL 1          CL 2          CL 2           CL 3
 INVESTMENT INCOME
Dividend income                                        $1,530     $    42,001     $ 24,377      $   --        $      --
Variable account expenses                               1,052         128,246       27,946         163           52,803
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           478         (86,245)      (3,569)       (163)         (52,803)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                17,180       4,231,013    1,033,828       4,988        1,276,798
    Cost of investments sold                           17,496       3,841,837    1,186,323       5,596        1,060,828
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                            (316)        389,176     (152,495)       (608)         215,970
Distributions from capital gains                          336              --           --          --               --
Net change in unrealized appreciation or
  depreciation of investments                            (914)       (756,568)    (389,841)     (4,030)        (952,186)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           (894)       (367,392)    (542,336)     (4,638)        (736,216)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $  (416)     $ (453,637)  $ (545,905)    $(4,801)      $ (789,019)
------------------------------------------------------------------------------------------------------------------------


                                                     COL VP         COL VP
                                                     MID CAP        MID CAP       COL VP    COL VP SELECT  COL VP SELECT
                                                    VAL OPP,       VAL OPP,      S&P 500,    LG CAP VAL,    LG CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  CL 2           CL 3          CL 3          CL 2           CL 3
 INVESTMENT INCOME
Dividend income                                       $    --       $      --   $       --     $    --         $     --
Variable account expenses                                 705          40,728       64,012         103            6,560
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          (705)        (40,728)     (64,012)       (103)          (6,560)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                 2,202       1,460,750    2,390,405      11,019          297,297
    Cost of investments sold                            2,210       1,483,353    2,073,569      10,876          270,432
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                              (8)        (22,603)     316,836         143           26,865
Distributions from capital gains                           --              --           --          --               --
Net change in unrealized appreciation or
  depreciation of investments                          (8,510)       (353,890)    (154,947)        150          (41,545)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (8,518)       (376,493)     161,889         293          (14,680)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $ (9,223)     $ (417,221)  $   97,877     $   190        $ (21,240)
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    127

STATEMENTS OF OPERATIONS



                                           COL VP SELECT   COL VP SELECT        COL VP            COL VP           COL VP
                                            SM CAP VAL,     SM CAP VAL,    SHORT DURATION,   SHORT DURATION,   STRATEGIC INC,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)          CL 2            CL 3             CL 2              CL 3            CL 2(1)
 INVESTMENT INCOME
Dividend income                                  $   --        $     --           $   983       $  152,720            $   --
Variable account expenses                           415          21,569             1,361          148,608             1,126
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (415)        (21,569)             (378)           4,112            (1,126)
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             672         852,997            40,580        8,158,427             1,880
    Cost of investments sold                        645         841,575            40,547        8,051,690             1,874
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        27          11,422                33          106,737                 6
Distributions from capital gains                     --              --                --               --                --
Net change in unrealized appreciation or
  depreciation of investments                    (4,737)       (213,067)              440          (32,463)            4,002
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (4,710)       (201,645)              473           74,274             4,008
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(5,125)      $(223,214)          $    95       $   78,386            $2,882
-----------------------------------------------------------------------------------------------------------------------------


(1) For the period April 29, 2011 (commencement of operations) to Dec. 31, 2011.


                                                 CS           DREY VIF          EV VT            FID VIP           FID VIP
                                             COMMODITY        INTL EQ,      FLOATING-RATE      CONTRAFUND,       GRO & INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           RETURN           SERV             INC            SERV CL 2          SERV CL
 INVESTMENT INCOME
Dividend income                              $  105,621        $  4,250        $  492,575       $  189,862          $ 23,862
Variable account expenses                        39,894           2,240           108,389          239,617            13,147
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  65,727           2,010           384,186          (49,755)           10,715
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       1,564,629          43,006         3,542,548        7,887,585           412,988
    Cost of investments sold                  1,760,011          48,196         3,448,911        8,350,603           435,499
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (195,382)         (5,190)           93,637         (463,018)          (22,511)
Distributions from capital gains                     --              --                --               --                --
Net change in unrealized appreciation or
  depreciation of investments                  (467,158)        (34,669)         (323,919)        (434,534)           17,015
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (662,540)        (39,859)         (230,282)        (897,552)           (5,496)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(596,813)       $(37,849)       $  153,904      $  (947,307)         $  5,219
-----------------------------------------------------------------------------------------------------------------------------


                                              FID VIP         FID VIP          FID VIP           FID VIP           FID VIP
                                             GRO & INC,       MID CAP,         MID CAP,         OVERSEAS,         OVERSEAS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)         SERV CL 2        SERV CL         SERV CL 2          SERV CL          SERV CL 2
 INVESTMENT INCOME
Dividend income                              $  143,757      $    5,123       $     6,893        $   6,737        $   70,506
Variable account expenses                        89,684          32,670           305,764            5,274            61,357
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  54,073         (27,547)         (298,871)           1,463             9,149
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       3,571,775       1,090,019        11,159,525          171,243         3,136,602
    Cost of investments sold                  3,650,129         866,918         9,548,298          188,539         3,344,050
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (78,354)        223,101         1,611,227          (17,296)         (207,448)
Distributions from capital gains                     --           5,871            54,158            1,194            15,199
Net change in unrealized appreciation or
  depreciation of investments                    74,381        (627,018)       (5,314,782)         (90,824)         (986,518)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (3,973)       (398,046)       (3,649,397)        (106,926)       (1,178,767)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $   50,100      $ (425,593)     $ (3,948,268)       $(105,463)      $(1,169,618)
-----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 128    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                               FTVIPT FRANK                       FTVIPT                           GS VIT
                                                  GLOBAL        FTVIPT FRANK      MUTUAL           GS VIT          STRUCTD
                                                 REAL EST,       SM CAP VAL,    SHARES SEC,     MID CAP VAL,     SM CAP EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2             CL 2           CL 2             INST            INST
 INVESTMENT INCOME
Dividend income                                  $  597,858      $   73,002     $  308,304       $  103,637         $ 2,302
Variable account expenses                            68,502          91,092        125,729          132,387           2,698
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     529,356         (18,090)       182,575          (28,750)           (396)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           2,336,449       3,198,955      4,647,721        4,694,850          78,940
    Cost of investments sold                      3,525,721       2,936,124      4,928,895        4,804,677          72,784
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (1,189,272)        262,831       (281,174)        (109,827)          6,156
Distributions from capital gains                         --              --             --               --              --
Net change in unrealized appreciation or
  depreciation of investments                       197,097        (763,454)      (146,625)        (883,884)         (3,735)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (992,175)       (500,623)      (427,799)        (993,711)          2,421
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $  (462,819)     $ (518,713)    $ (245,224)     $(1,022,461)        $ 2,025
----------------------------------------------------------------------------------------------------------------------------


                                                  GS VIT           INVESCO        INVESCO         INVESCO          INVESCO
                                             STRUCTD U.S. EQ,   VI CAP APPR,   VI CAP APPR,     VI CAP DEV,      VI CAP DEV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               INST             SER I         SER II           SER I           SER II
 INVESTMENT INCOME
Dividend income                                  $  113,195        $    472      $      --          $    --        $     --
Variable account expenses                            62,695           2,985         44,934            4,713          15,422
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      50,500          (2,513)       (44,934)          (4,713)        (15,422)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           2,266,415         146,642      1,297,099          333,387         477,467
    Cost of investments sold                      2,436,417         153,137      1,260,371          326,452         472,510
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (170,002)         (6,495)        36,728            6,935           4,957
Distributions from capital gains                         --              --             --               --              --
Net change in unrealized appreciation or
  depreciation of investments                       364,414         (13,928)      (420,384)         (82,588)       (119,623)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      194,412         (20,423)      (383,656)         (75,653)       (114,666)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $  244,912        $(22,936)     $(428,590)        $(80,366)      $(130,088)
----------------------------------------------------------------------------------------------------------------------------


                                                  INVESCO          INVESCO        INVESCO         INVESCO          INVESCO
                                                VI CORE EQ,     VI DIV DIVD,   VI DIV DIVD,   VI GLOBAL HLTH,   VI INTL GRO,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)             SER I          SER I(1)       SER II(1)         SER II          SER II
 INVESTMENT INCOME
Dividend income                                  $   86,784        $     --       $     --         $     --      $   65,511
Variable account expenses                           116,398           5,264          6,050           20,822          50,821
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (29,614)         (5,264)        (6,050)         (20,822)         14,690
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           2,136,035         417,127        254,113          790,898       1,710,669
    Cost of investments sold                      1,808,865         449,522        278,131          736,692       1,612,118
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       327,170         (32,395)       (24,018)          54,206          98,551
Distributions from capital gains                         --              --             --               --              --
Net change in unrealized appreciation or
  depreciation of investments                      (376,260)        (47,330)       (68,796)          60,920        (527,054)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (49,090)        (79,725)       (92,814)         115,126        (428,503)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $  (78,704)       $(84,989)     $ (98,864)        $ 94,304      $ (413,813)
----------------------------------------------------------------------------------------------------------------------------





(1)    For the period April 29, 2011 (commencement of operations) to Dec. 31,
       2011.



See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    129

STATEMENTS OF OPERATIONS



                                              INVESCO     INVESCO VANK     JANUS ASPEN      JANUS ASPEN     JANUS ASPEN
                                              VI TECH,    VI COMSTOCK,     ENTERPRISE,      GLOBAL TECH,       JANUS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           SER I         SER II           SERV              SERV            SERV
 INVESTMENT INCOME
Dividend income                               $   2,845     $  151,545        $     --         $     --      $   29,237
Variable account expenses                        13,758         98,422           6,272            9,183          60,217
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (10,913)        53,123          (6,272)          (9,183)        (30,980)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         640,125      2,740,370         248,464          387,220       1,621,572
    Cost of investments sold                    517,631      2,825,121         193,089          304,954       1,461,836
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   122,494        (84,751)         55,375           82,266         159,736
Distributions from capital gains                     --             --              --               --              --
Net change in unrealized appreciation or
  depreciation of investments                  (208,783)      (289,104)        (62,813)        (170,711)       (543,160)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (86,289)      (373,855)         (7,438)         (88,445)       (383,424)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ (97,202)   $  (320,732)      $ (13,710)      $  (97,628)     $ (414,404)
-----------------------------------------------------------------------------------------------------------------------


                                            JANUS ASPEN     LM CB VAR          MFS              MFS             MFS
                                             OVERSEAS,     SM CAP GRO,   INV GRO STOCK,       NEW DIS,       UTILITIES,
YEAR ENDED DEC. 31, 2011 (CONTINUED)            SERV          CL I           SERV CL          SERV CL         SERV CL
 INVESTMENT INCOME
Dividend income                             $    27,535       $     --      $   11,435       $       --      $  312,053
Variable account expenses                        61,746          5,845          39,104           33,520          96,157
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (34,211)        (5,845)        (27,669)         (33,520)        215,896
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       2,979,357        179,182       1,283,662        1,559,339       3,173,044
    Cost of investments sold                  2,272,448        135,756       1,073,608        1,265,548       2,937,317
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   706,909         43,426         210,054          293,791         235,727
Distributions from capital gains                 72,427         10,174              --          471,642              --
Net change in unrealized appreciation or
  depreciation of investments                (3,395,183)       (34,390)       (190,592)      (1,105,900)        152,772
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (2,615,847)        19,210          19,462         (340,467)        388,499
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $(2,650,058)     $  13,365     $    (8,207)     $  (373,987)     $  604,395
-----------------------------------------------------------------------------------------------------------------------


                                               MS UIF                                                          OPPEN
                                               GLOBAL        MS UIF          NB AMT            NB AMT          GLOBAL
                                             REAL EST,    MID CAP GRO,        INTL,       SOC RESPONSIVE,     SEC VA,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL II          CL II           CL S              CL S            SERV
 INVESTMENT INCOME
Dividend income                               $  93,687      $   7,275        $102,579         $  1,150      $   76,801
Variable account expenses                        25,729         26,973          15,175            4,121          65,952
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  67,958        (19,698)         87,404           (2,971)         10,849
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         736,858        998,380         505,056           21,890       2,206,736
    Cost of investments sold                    754,813        861,721         508,184           19,562       2,201,147
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (17,955)       136,659          (3,128)           2,328           5,589
Distributions from capital gains                     --          1,226              --               --              --
Net change in unrealized appreciation or
  depreciation of investments                  (388,299)      (339,931)       (295,001)         (19,625)       (657,743)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (406,254)      (202,046)       (298,129)         (17,297)       (652,154)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(338,296)     $(221,744)      $(210,725)        $(20,268)     $ (641,305)
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 130    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                     OPPEN                                           PUT VT
                                               OPPEN GLOBAL       MAIN ST SM          OPPEN            PIMCO         GLOBAL
                                            STRATEGIC INC VA,     MID CAP VA,        VAL VA,      VIT ALL ASSET,   HLTH CARE,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               SRV               SERV             SERV          ADVISOR CL        CL IB
 INVESTMENT INCOME
Dividend income                                 $ 1,375,705           $ 9,748        $ 8,837       $  1,417,503      $ 46,773
Variable account expenses                           420,097            21,080          9,387            172,392        11,363
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     955,608           (11,332)          (550)         1,245,111        35,410
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          13,477,759           889,483         91,205          3,302,678       346,204
    Cost of investments sold                     12,612,506           821,452         91,832          3,301,799       337,463
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       865,253            68,031           (627)               879         8,741
Distributions from capital gains                    598,574                --             --                 --            --
Net change in unrealized appreciation or
  depreciation of investments                    (2,324,834)         (120,896)       (50,385)        (1,092,258)      (68,032)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (861,007)          (52,865)       (51,012)        (1,091,379)      (59,291)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $     94,601        $  (64,197)      $(51,562)        $  153,732      $(23,881)
-----------------------------------------------------------------------------------------------------------------------------


                                                  PUT VT            PUT VT           PUT VT            ROYCE          THIRD
                                                 INTL EQ,       MULTI-CAP GRO,   MULTI-CAP GRO,     MICRO-CAP,         AVE
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL IB              CL IA            CL IB          INVEST CL         VAL
 INVESTMENT INCOME
Dividend income                                    $ 61,732          $ 21,341        $ 2,862           $ 25,794     $  26,977
Variable account expenses                            15,206            67,208          8,543             10,404        13,498
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      46,526           (45,867)        (5,681)            15,390        13,479
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             455,098           808,223        374,877            349,902       398,319
    Cost of investments sold                        550,447           955,687        327,973            293,348       520,499
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (95,349)         (147,464)        46,904             56,554      (122,180)
Distributions from capital gains                         --                --             --                 --            --
Net change in unrealized appreciation or
  depreciation of investments                      (274,486)         (113,949)       (90,924)          (230,268)     (247,936)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (369,835)         (261,413)       (44,020)          (173,714)     (370,116)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $(323,309)        $(307,280)      $(49,701)         $(158,324)    $(356,637)
-----------------------------------------------------------------------------------------------------------------------------


                                                                                                                     VP COL
                                                    VP                VP              VP AC            VP AC         WANGER
                                                  AGGR,              AGGR,          DIV BOND,          GRO,         INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2              CL 4             CL 2             CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                      $   --            $   --         $1,297               $ --       $ 2,738
Variable account expenses                           221,138           932,723          1,200                380         1,294
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (221,138)         (932,723)            97               (380)        1,444
-----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           2,868,058        21,088,837          9,060                765        10,314
    Cost of investments sold                      2,897,345        18,453,988          8,775                788        10,694
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (29,287)        2,634,849            285                (23)         (380)
Distributions from capital gains                         --                --            587                 --         2,113
Net change in unrealized appreciation or
  depreciation of investments                    (1,125,283)       (5,556,623)         7,200             (2,170)      (29,415)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (1,154,570)       (2,921,774)         8,072             (2,193)      (27,682)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(1,375,708)      $(3,854,497)        $8,169            $(2,573)     $(26,238)
-----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    131

STATEMENTS OF OPERATIONS



                                                VP COL              VP                VP          VP DAVIS       VP DAVIS
                                            WANGER US EQ,        CONSERV,          CONSERV,      NY VENTURE,    NY VENTURE,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 2              CL 2              CL 4           CL 2           CL 3
 INVESTMENT INCOME
Dividend income                                    $ --              $  --             $   --         $ --            $  --
Variable account expenses                         1,197            337,093          1,048,574          662           42,848
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (1,197)          (337,093)        (1,048,574)        (662)         (42,848)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          15,074          7,818,644         33,397,220       10,146        1,450,016
    Cost of investments sold                     14,261          7,608,024         31,226,677       10,309        1,255,200
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       813            210,620          2,170,543         (163)         194,816
Distributions from capital gains                     --                 --                 --           --               --
Net change in unrealized appreciation or
  depreciation of investments                   (10,419)           821,568          1,642,541       (5,717)        (351,371)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (9,606)         1,032,188          3,813,084       (5,880)        (156,555)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(10,803)         $ 695,095        $ 2,764,510      $(6,542)      $ (199,403)
---------------------------------------------------------------------------------------------------------------------------


                                                VP DFA             VP EV             VP GS          VP GS       VP INVESCO
                                              INTL VAL,     FLOATING RATE INC,   MID CAP VAL,   MID CAP VAL,     INTL GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 2              CL 2              CL 2           CL 3           CL 2
 INVESTMENT INCOME
Dividend income                                $  2,290            $ 8,229               $ --         $ --          $ 1,459
Variable account expenses                           998              3,516                842        4,285            1,001
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   1,292              4,713               (842)      (4,285)             458
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           2,618            100,828             11,359       52,809            5,112
    Cost of investments sold                      2,786            102,893             12,000       47,340            5,327
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (168)            (2,065)              (641)       5,469             (215)
Distributions from capital gains                  3,227                873                 --           --            1,043
Net change in unrealized appreciation or
  depreciation of investments                   (31,357)            (4,680)            (3,024)     (35,667)         (11,342)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (28,298)            (5,872)            (3,665)     (30,198)         (10,514)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(27,006)          $ (1,159)           $(4,507)    $(34,483)        $(10,056)
---------------------------------------------------------------------------------------------------------------------------


                                                VP JPM          VP JENNISON           VP           VP MFS           VP
                                              CORE BOND,       MID CAP GRO,      MARSICO GRO,       VAL,           MOD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)             CL 2              CL 2              CL 2           CL 2           CL 2
 INVESTMENT INCOME
Dividend income                                  $  865               $ --               $ --         $ --           $   --
Variable account expenses                           798                458              1,090          992        1,883,014
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      67               (458)            (1,090)        (992)      (1,883,014)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           3,207             11,566              5,069        6,816       19,116,925
    Cost of investments sold                      3,132             11,100              4,859        6,577       18,780,004
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        75                466                210          239          336,921
Distributions from capital gains                    551                 --                 --           --               --
Net change in unrealized appreciation or
  depreciation of investments                     3,434               (847)            (5,257)      (2,538)      (2,274,213)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    4,060               (381)            (5,047)      (2,299)      (1,937,292)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $4,127            $  (839)           $(6,137)     $(3,291)    $ (3,820,306)
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 132    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                    VP           VP MOD        VP MOD          VP MOD          VP MOD
                                                   MOD,          AGGR,          AGGR,         CONSERV,        CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 4           CL 2          CL 4            CL 2            CL 4
 INVESTMENT INCOME
Dividend income                                      $   --        $   --         $   --          $  --           $   --
Variable account expenses                         7,535,887     1,022,318      3,982,804        589,563        2,132,210
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (7,535,887)   (1,022,318)    (3,982,804)      (589,563)      (2,132,210)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                         140,940,329    13,464,853     77,642,476      6,749,781       47,909,911
    Cost of investments sold                    125,767,268    13,296,347     68,880,035      6,562,957       43,631,318
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    15,173,061       168,506      8,762,441        186,824        4,278,593
Distributions from capital gains                         --            --             --             --               --
Net change in unrealized appreciation or
  depreciation of investments                   (11,715,988)   (3,742,075)   (14,579,477)       452,093          225,634
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    3,457,073    (3,573,569)    (5,817,036)       638,917        4,504,227
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ (4,078,814)  $(4,595,887)  $ (9,799,840)     $  49,354      $ 2,372,017
------------------------------------------------------------------------------------------------------------------------


                                                   VP MS                      VP NUVEEN
                                                  GLOBAL         VP NFJ        WINSLOW        VP PTNRS        VP PTNRS
                                                 REAL EST,     DIVD VAL,     LG CAP GRO,     SM CAP GRO,     SM CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2           CL 2          CL 2            CL 2            CL 2
 INVESTMENT INCOME
Dividend income                                     $ 3,849          $ --           $ --           $ --             $ --
Variable account expenses                               864           621            210            256              511
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       2,985          (621)          (210)          (256)            (511)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                               6,708         4,335          1,131          1,472              934
    Cost of investments sold                          7,169         4,290          1,143          1,521              982
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          (461)           45            (12)           (49)             (48)
Distributions from capital gains                      1,237            --             --             --               --
Net change in unrealized appreciation or
  depreciation of investments                       (16,453)        5,644         (1,904)        (1,908)            (389)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (15,677)        5,689         (1,916)        (1,957)            (437)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $(12,692)       $5,068        $(2,126)       $(2,213)           $(948)
------------------------------------------------------------------------------------------------------------------------


                                                                VP PIMCO
                                                 VP PTNRS       MORTGAGE     VP PYRAMIS      VP WF SHORT
                                                SM CAP VAL,   BACKED SEC,     INTL EQ,     DURATION GOVT,      WANGER
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 3           CL 2          CL 2            CL 2            INTL
 INVESTMENT INCOME
Dividend income                                      $   --        $  398        $   390         $1,027     $  1,038,158
Variable account expenses                            98,841           484            159          1,423          193,399
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (98,841)          (86)           231           (396)         844,759
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           3,201,115         4,393          1,152          6,852        6,003,679
    Cost of investments sold                      2,744,386         4,369          1,232          6,829        6,710,997
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       456,729            24            (80)            23         (707,318)
Distributions from capital gains                         --         1,256            512            400          535,212
Net change in unrealized appreciation or
  depreciation of investments                      (953,411)        1,001         (4,209)         1,088       (4,027,535)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (496,682)        2,281         (3,777)         1,511       (4,199,641)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $ (595,523)       $2,195        $(3,546)        $1,115     $ (3,354,882)
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    133

STATEMENTS OF OPERATIONS



                                                                WF ADV VT
                                                               INDEX ASSET    WF ADV VT    WF ADV VT    WF ADV VT
                                                    WANGER        ALLOC,      INTL EQ,       OPP,      SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  USA          CL 2         CL 2         CL 2          CL 2
 INVESTMENT INCOME
Dividend income                                       $   --     $ 82,152       $ 4,187      $ 3,448        $   --
Variable account expenses                            235,224       23,161        35,575       29,278        49,729
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (235,224)      58,991       (31,388)     (25,830)      (49,729)
------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            7,793,065      800,761     1,327,127    1,012,867     2,093,507
    Cost of investments sold                       7,205,229      822,261     1,112,860      991,346     1,916,215
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     587,836      (21,500)      214,267       21,521       177,292
Distributions from capital gains                   2,397,872           --       176,832           --            --
Net change in unrealized appreciation or
  depreciation of investments                     (3,674,273)     107,138      (895,403)     (21,710)     (458,820)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (688,565)      85,638      (504,304)        (189)     (281,528)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $ (923,789)    $144,629    $ (535,692)  $  (26,019)   $ (331,257)
------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 134    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                       AB VPS
                                                       GLOBAL         AB VPS        AB VPS        AB VPS       AC VP
                                                   THEMATIC GRO,    GRO & INC,    INTL VAL,    LG CAP GRO,     INTL,
YEAR ENDED DEC. 31, 2011                                CL B           CL B          CL B          CL B         CL I
 OPERATIONS
Investment income (loss) -- net                      $  (10,203)   $    15,460   $   468,092     $ (1,612)   $   3,468
Net realized gain (loss) on sales of investments         86,182       (362,974)     (875,616)       1,616        7,957
Distributions from capital gains                             --             --            --           --           --
Net change in unrealized appreciation or
  depreciation of investments                          (514,296)       726,198    (2,989,418)      (8,935)     (91,326)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (438,317)       378,684    (3,396,942)      (8,931)     (79,901)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               51,608         96,266       364,486       34,054        9,118
Net transfers(1)                                       (122,863)      (333,808)   (2,105,928)       7,572      (45,800)
Transfers for policy loans                                1,411          8,532        11,362          305          306
Adjustments to net assets allocated to contracts
  in payment period                                          --             --        (4,288)          --           --
Contract charges                                         (2,401)        (4,731)      (18,341)        (106)        (240)
Contract terminations:
    Surrender benefits                                 (179,587)    (1,124,126)   (2,252,451)      (3,575)    (111,901)
    Death benefits                                      (87,091)      (107,926)     (180,164)          --       (3,343)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (338,923)    (1,465,793)   (4,185,324)      38,250     (151,860)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,139,081      7,521,416    20,277,154      171,161      720,792
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,361,841    $ 6,434,307   $12,694,888     $200,480    $ 489,031
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,614,496      7,059,113    14,110,298      149,982      737,337
Contract purchase payments                               42,498         86,843       298,760       29,006        9,545
Net transfers(1)                                        (85,216)      (300,248)   (1,629,328)       7,164      (52,383)
Transfers for policy loans                                1,054          7,814         7,365          270          324
Contract charges                                         (1,969)        (4,297)      (14,536)         (94)        (258)
Contract terminations:
    Surrender benefits                                 (144,632)      (994,175)   (1,537,938)      (3,096)    (117,698)
    Death benefits                                      (71,385)      (100,202)     (132,519)          --       (3,167)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,354,846      5,754,848    11,102,102      183,232      573,700
----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    135

STATEMENTS OF CHANGES IN NET ASSETS



                                                       AC VP         AC VP         AC VP        AC VP        AC VP
                                                       INTL,     MID CAP VAL,     ULTRA,        VAL,          VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL II         CL II         CL II        CL I         CL II
 OPERATIONS
Investment income (loss) -- net                     $   11,554    $   12,429    $  (22,120)  $   14,078   $   152,466
Net realized gain (loss) on sales of investments        32,552       100,419        49,071      (71,071)     (661,814)
Distributions from capital gains                            --       125,774            --           --            --
Net change in unrealized appreciation or
  depreciation of investments                         (380,409)     (319,233)      (11,439)      58,987       521,716
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (336,303)      (80,611)       15,512        1,994        12,368
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              37,626        95,452        24,302       22,506       418,487
Net transfers(1)                                      (127,710)     (143,146)      (56,188)    (245,202)     (682,964)
Transfers for policy loans                              (3,318)          761        (1,737)          --        (2,073)
Adjustments to net assets allocated to contracts
  in payment period                                       (173)           --            --           --        (3,358)
Contract charges                                        (1,058)       (2,888)       (1,910)        (544)       (7,831)
Contract terminations:
    Surrender benefits                                (548,528)     (497,171)     (300,673)    (182,821)   (2,405,069)
    Death benefits                                      (4,740)      (30,632)      (18,884)          --      (151,893)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (647,901)     (577,624)     (355,090)    (406,061)   (2,834,701)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,951,961     4,829,997     2,612,782    1,412,605    17,017,858
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,967,757    $4,171,762    $2,273,204   $1,008,538   $14,195,525
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,126,910     4,193,301     2,392,210      796,872    12,667,302
Contract purchase payments                              27,864        79,248        21,697       12,540       317,656
Net transfers(1)                                       (97,554)     (116,975)      (46,092)    (139,383)     (480,401)
Transfers for policy loans                              (3,003)          748        (1,418)          --        (1,877)
Contract charges                                          (783)       (2,496)       (1,758)        (302)       (5,994)
Contract terminations:
    Surrender benefits                                (415,119)     (467,452)     (276,994)    (101,983)   (1,712,907)
    Death benefits                                      (3,562)      (25,455)      (16,876)          --      (120,499)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,634,753     3,660,919     2,070,769      567,744    10,663,280
---------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 136    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      CALVERT       COL VP       COL VP        COL VP       COL VP
                                                        VP           BAL,      CASH MGMT,    CASH MGMT,   DIV BOND,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  SRI BAL        CL 3         CL 2          CL 3         CL 2
 OPERATIONS
Investment income (loss) -- net                     $    6,968   $  (111,384)  $   (2,546)  $  (235,970)  $  14,846
Net realized gain (loss) on sales of investments       (18,792)       53,518            2         5,864        (183)
Distributions from capital gains                            --            --           --            --          --
Net change in unrealized appreciation or
  depreciation of investments                           80,686       207,444           --        (5,864)      4,539
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       68,862       149,578       (2,544)     (235,970)     19,202
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              25,714       238,484    1,541,270       951,040     492,728
Net transfers(1)                                      (168,103)     (292,867)    (520,559)    6,662,728    (159,159)
Transfers for policy loans                               4,052         8,585           --        10,257          --
Adjustments to net assets allocated to contracts
  in payment period                                         --       (21,108)          --       (29,602)         --
Contract charges                                        (1,009)       (8,399)         (19)      (17,034)        (27)
Contract terminations:
    Surrender benefits                                (254,409)   (1,190,194)     (68,794)   (7,235,630)     (6,607)
    Death benefits                                      (2,165)      (97,951)          --    (1,191,908)       (697)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (395,920)   (1,363,450)     951,898      (850,149)    326,238
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,996,488    10,814,125       24,286    27,519,556     165,530
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,669,430   $ 9,600,253   $  973,640   $26,433,437   $ 510,970
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,914,770     8,053,678        1,555    24,624,864     162,211
Contract purchase payments                              23,850       177,671    1,561,573       863,055     470,485
Net transfers(1)                                      (155,106)     (309,020)    (525,934)    5,586,412    (149,425)
Transfers for policy loans                               3,755         4,318           --         8,744          --
Contract charges                                          (937)       (6,084)         (19)      (15,233)        (25)
Contract terminations:
    Surrender benefits                                (224,276)     (873,838)     (61,400)   (6,425,285)     (6,093)
    Death benefits                                      (2,006)      (75,328)          --    (1,059,305)       (657)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,560,050     6,971,397      975,775    23,583,252     476,496
-------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    137

STATEMENTS OF CHANGES IN NET ASSETS



                                                        COL VP         COL VP        COL VP       COL VP      COL VP
                                                       DIV BOND,    DIV EQ INC,    DIV EQ INC,   DYN EQ,     DYN EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                     CL 3           CL 2          CL 3         CL 2        CL 3
 OPERATIONS
Investment income (loss) -- net                      $  2,112,788     $   (850)   $   (449,382)    $ --    $  (235,143)
Net realized gain (loss) on sales of investments          888,125         (422)      1,313,362       --       (506,732)
Distributions from capital gains                               --           --              --       --             --
Net change in unrealized appreciation or
  depreciation of investments                             243,584       (6,424)     (3,501,419)      21      1,719,054
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       3,244,497       (7,696)     (2,637,439)      21        977,179
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                771,825      129,236         804,088      271        398,935
Net transfers(1)                                       (3,282,548)      13,729      (4,397,473)      --     (1,221,889)
Transfers for policy loans                                   (117)          --          (1,120)      --         47,839
Adjustments to net assets allocated to contracts in
  payment period                                          (32,124)          --         (23,821)      --        (29,272)
Contract charges                                          (72,124)          (7)        (38,405)      --        (42,026)
Contract terminations:
    Surrender benefits                                 (8,208,729)        (299)     (7,445,343)      --     (3,205,009)
    Death benefits                                       (817,431)          --        (398,333)      --       (175,908)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (11,641,248)     142,659     (11,500,407)     271     (4,227,330)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        63,954,560       14,649      53,924,625      127     23,806,667
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 55,557,809     $149,612    $ 39,786,779     $419    $20,556,516
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 44,252,539       12,034      35,042,987       --     24,764,349
Contract purchase payments                                543,667      109,063         551,976      229        390,202
Net transfers(1)                                       (2,258,687)      11,225      (3,012,631)      --     (1,314,452)
Transfers for policy loans                                   (899)          --          (3,104)      --         46,015
Contract charges                                          (49,988)          (7)        (28,006)      --        (45,677)
Contract terminations:
    Surrender benefits                                 (5,375,116)        (367)     (4,646,631)      --     (3,183,024)
    Death benefits                                       (580,789)          --        (267,217)      --       (193,534)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       36,530,727      131,948      27,637,374      229     20,463,879
----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 138    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                               COL VP
                                              COL VP           COL VP          COL VP         COL VP      GLOBAL INFLATION
                                          EMER MKTS OPP,   EMER MKTS OPP,   GLOBAL BOND,   GLOBAL BOND,       PROT SEC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)           CL 2             CL 3            CL 2           CL 3             CL 2
 OPERATIONS
Investment income (loss) -- net              $    209        $    25,952      $  6,226      $   401,382       $ 10,388
Net realized gain (loss) on sales of
  investments                                  (2,041)         1,219,427           112          469,868           (724)
Distributions from capital gains                2,821            306,049         1,519          105,100          2,022
Net change in unrealized appreciation or
  depreciation of investments                 (44,325)        (6,343,371)       (2,264)        (150,804)           188
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (43,336)        (4,791,943)        5,593          825,546         11,874
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    153,050            370,644       181,632          238,234        163,175
Net transfers(1)                               17,501           (784,397)      118,826       (1,763,399)        45,868
Transfers for policy loans                         --             22,849            --           14,942             --
Adjustments to net assets allocated to
  contracts in payment period                      --             (5,250)           --           (3,178)            --
Contract charges                                  (14)           (20,576)          (27)         (23,317)           (25)
Contract terminations:
    Surrender benefits                         (7,524)        (2,785,889)       (5,578)      (3,018,011)        (1,156)
    Death benefits                                 --           (199,525)      (14,998)        (275,649)            --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                163,013         (3,402,144)      279,855       (4,830,378)       207,862
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                49,263         24,120,861       128,683       22,904,100         30,213
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $168,940        $15,926,774      $414,131      $18,899,268       $249,949
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         39,815         10,113,961       123,254       13,979,667         29,035
Contract purchase payments                    129,074            188,388       169,249          148,859        154,402
Net transfers(1)                               16,215           (394,593)      110,782       (1,053,152)        42,881
Transfers for policy loans                         --             11,954            --            6,980             --
Contract charges                                  (14)            (9,643)          (25)         (14,456)           (23)
Contract terminations:
    Surrender benefits                         (7,969)        (1,264,095)       (5,204)      (1,714,765)          (842)
    Death benefits                                 --           (105,080)      (13,916)        (178,887)            --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              177,121          8,540,892       384,140       11,174,246        225,453
--------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    139

STATEMENTS OF CHANGES IN NET ASSETS



                                                    COL VP
                                               GLOBAL INFLATION     COL VP         COL VP           COL VP        COL VP
                                                   PROT SEC,        HI INC,    HI YIELD BOND,   HI YIELD BOND,   INC OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL 3            CL 2           CL 2             CL 3          CL 2
 OPERATIONS
Investment income (loss) -- net                   $ 1,316,825     $  447,819      $ 10,762        $ 1,670,394    $ 20,028
Net realized gain (loss) on sales of
  investments                                         (30,378)       (35,524)         (188)           417,695        (228)
Distributions from capital gains                      259,014             --            --                 --       6,576
Net change in unrealized appreciation or
  depreciation of investments                         190,136       (105,051)       (7,884)          (991,233)    (17,307)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         1,735,597        307,244         2,690          1,096,856       9,069
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            296,421        148,954       145,849            187,824     152,964
Net transfers(1)                                     (126,702)     1,708,044        34,653         (1,489,813)     26,477
Transfers for policy loans                                238          1,369            --                820          --
Adjustments to net assets allocated to
  contracts in payment period                              --             --            --           (119,223)         --
Contract charges                                      (37,470)        (9,914)          (19)           (11,336)        (20)
Contract terminations:
    Surrender benefits                             (2,137,679)      (237,383)       (6,409)        (4,778,773)       (531)
    Death benefits                                   (265,787)      (156,160)           --           (338,613)         --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (2,270,979)     1,454,910       174,074         (6,549,114)    178,890
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    20,059,960      4,900,880        38,521         25,972,022     120,247
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $19,524,578     $6,663,034      $215,285        $20,519,764    $308,206
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             16,771,156      3,848,401        35,097         14,504,313     111,675
Contract purchase payments                            241,568        113,225       129,883            105,864     138,158
Net transfers(1)                                      (70,944)     1,305,585        31,352           (855,271)     23,843
Transfers for policy loans                                100          1,077            --             (1,029)         --
Contract charges                                      (29,662)        (7,605)          (18)            (6,279)        (18)
Contract terminations:
    Surrender benefits                             (1,717,305)      (180,114)       (5,747)        (2,544,840)       (406)
    Death benefits                                   (218,414)      (120,124)           --           (184,459)         --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   14,976,499      4,960,445       190,567         11,018,299     273,252
-------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 140    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                       COL VP       COL VP       COL VP        COL VP        COL VP
                                                      INC OPP,    INTL OPP,    INTL OPP,    LG CAP GRO,   LG CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                    CL 3         CL 2         CL 3          CL 2          CL 3
 OPERATIONS
Investment income (loss) -- net                     $   933,824    $    462   $    19,357       $ --      $   (40,360)
Net realized gain (loss) on sales of investments        184,409        (298)       17,332         --           78,672
Distributions from capital gains                        311,469          --            --         --               --
Net change in unrealized appreciation or
  depreciation of investments                          (818,297)    (18,491)   (1,140,775)        (8)        (183,954)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       611,405     (18,327)   (1,104,086)        (8)        (145,642)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              150,426      39,640       143,914        112           98,410
Net transfers(1)                                       (180,602)     70,428       (19,296)        --         (552,262)
Transfers for policy loans                               (2,442)         --        10,068         --            1,849
Adjustments to net assets allocated to contracts
  in payment period                                      (1,746)         --        (7,548)        --           (1,769)
Contract charges                                        (19,621)         (6)       (4,559)        --           (6,058)
Contract terminations:
    Surrender benefits                                 (882,972)       (344)   (1,313,650)        --         (622,446)
    Death benefits                                     (144,872)         --       (60,125)        --          (48,252)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (1,081,829)    109,718    (1,251,196)       112       (1,130,528)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      12,087,653      40,457     8,942,115        128        5,178,349
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $11,617,229    $131,848   $ 6,586,833       $232      $ 3,902,179
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                8,585,190      33,182     7,317,479         --        8,572,070
Contract purchase payments                              104,444      32,597       121,988         94          167,463
Net transfers(1)                                       (136,656)     61,284       (21,619)        --         (855,487)
Transfers for policy loans                               (1,744)         --         8,591         --            2,740
Contract charges                                        (13,613)         (5)       (3,849)        --          (10,167)
Contract terminations:
    Surrender benefits                                 (603,462)       (191)   (1,108,910)        --       (1,022,054)
    Death benefits                                     (101,983)         --       (55,327)        --          (79,559)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      7,832,176     126,867     6,258,353         94        6,775,006
---------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    141

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                     COL VP      COL VP      COL VP
                                                   COL VP LIMITED      COL VP        MARSICO     MID CAP     MID CAP
                                                    DURATION CR,    MARSICO GRO,    INTL OPP,   GRO OPP,    GRO OPP,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                    CL 2            CL 1          CL 2        CL 2        CL 3
 OPERATIONS
Investment income (loss) -- net                       $    478       $   (86,245)  $   (3,569)   $  (163)  $  (52,803)
Net realized gain (loss) on sales of investments          (316)          389,176     (152,495)      (608)     215,970
Distributions from capital gains                           336                --           --         --           --
Net change in unrealized appreciation or
  depreciation of investments                             (914)         (756,568)    (389,841)    (4,030)    (952,186)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (416)         (453,637)    (545,905)    (4,801)    (789,019)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             115,293           317,759       96,420     24,419       88,728
Net transfers(1)                                        11,296        (1,863,280)    (254,942)    (2,574)    (289,911)
Transfers for policy loans                                  --               920       (1,866)        --        8,354
Adjustments to net assets allocated to contracts
  in payment period                                         --                --         (961)        --       (5,668)
Contract charges                                            (3)          (18,474)      (2,041)        (1)      (3,518)
Contract terminations:
    Surrender benefits                                  (1,216)       (1,214,086)    (385,486)       (78)    (582,654)
    Death benefits                                     (14,720)         (190,071)     (21,151)        --      (34,776)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         110,650        (2,967,232)    (570,027)    21,766     (819,445)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         18,764        15,648,079    3,507,333      1,571    5,541,459
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $128,998       $12,227,210   $2,391,401    $18,536   $3,932,995
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  17,828        14,009,252    3,359,066      1,132    4,197,994
Contract purchase payments                             112,425           280,455       96,198     18,571       70,079
Net transfers(1)                                        11,066        (1,679,688)    (285,593)    (2,365)    (225,580)
Transfers for policy loans                                  --             1,074       (1,300)        --        7,427
Contract charges                                            (3)          (16,308)      (2,161)        (1)      (2,832)
Contract terminations:
    Surrender benefits                                    (894)       (1,103,555)    (408,059)       (64)    (454,235)
    Death benefits                                     (14,481)         (169,403)     (20,541)        --      (28,635)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       125,941        11,321,827    2,737,610     17,273    3,564,218
---------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 142    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   COL VP       COL VP
                                                   MID CAP     MID CAP        COL VP     COL VP SELECT   COL VP SELECT
                                                  VAL OPP,     VAL OPP,      S&P 500,     LG CAP VAL,     LG CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 2         CL 3          CL 3           CL 2            CL 3
 OPERATIONS
Investment income (loss) -- net                    $  (705)  $   (40,728)  $   (64,012)     $  (103)        $ (6,560)
Net realized gain (loss) on sales of investments        (8)      (22,603)      316,836          143           26,865
Distributions from capital gains                        --            --            --           --               --
Net change in unrealized appreciation or
  depreciation of investments                       (8,510)     (353,890)     (154,947)         150          (41,545)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (9,223)     (417,221)       97,877          190          (21,240)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          28,165        89,737       191,967          (98)          13,440
Net transfers(1)                                     5,912      (516,841)     (681,630)      12,343          259,410
Transfers for policy loans                              --        (2,421)        7,094           --              132
Adjustments to net assets allocated to contracts
  in payment period                                     --            --        (6,132)          --               --
Contract charges                                        (1)       (4,060)       (3,851)         (10)            (457)
Contract terminations:
    Surrender benefits                                (249)     (599,332)   (1,122,448)         (21)         (46,003)
    Death benefits                                      --       (22,224)      (61,834)          --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      33,827    (1,055,141)   (1,676,834)      12,214          226,522
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     57,476     5,068,702     8,095,210        4,822          644,120
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $82,080   $ 3,596,340   $ 6,516,253      $17,226         $849,402
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              45,391     3,969,792     8,319,097        3,906          597,136
Contract purchase payments                          21,766        73,419       191,711           --           12,770
Net transfers(1)                                     4,700      (440,862)     (682,169)      10,744          235,799
Transfers for policy loans                              --        (2,209)        5,620           --              125
Contract charges                                        (1)       (3,370)       (3,889)          (9)            (426)
Contract terminations:
    Surrender benefits                                (206)     (468,749)   (1,153,744)          --          (41,862)
    Death benefits                                      --       (17,206)      (65,358)          --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    71,650     3,110,815     6,611,268       14,641          803,542
----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    143

STATEMENTS OF CHANGES IN NET ASSETS



                                           COL VP SELECT   COL VP SELECT        COL VP            COL VP           COL VP
                                            SM CAP VAL,     SM CAP VAL,    SHORT DURATION,   SHORT DURATION,   STRATEGIC INC,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)          CL 2            CL 3             CL 2              CL 3            CL 2(2)
 OPERATIONS
Investment income (loss) -- net               $  (415)       $  (21,569)       $   (378)       $     4,112        $ (1,126)
Net realized gain (loss) on sales of
  investments                                      27            11,422              33            106,737               6
Distributions from capital gains                   --                --              --                 --              --
Net change in unrealized appreciation or
  depreciation of investments                  (4,737)         (213,067)            440            (32,463)          4,002
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (5,125)         (223,214)             95             78,386           2,882
-----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     16,352            36,162          93,324            230,753          92,284
Net transfers(1)                                5,431           (76,801)         90,294         (1,239,846)        132,030
Transfers for policy loans                         --             1,473              --              2,890              --
Adjustments to net assets allocated to
  contracts in payment period                      --              (813)             --             (7,312)             --
Contract charges                                  (10)           (1,873)            (20)            (9,841)            (26)
Contract terminations:
    Surrender benefits                            (10)         (468,489)        (10,447)        (3,181,660)           (293)
    Death benefits                                 --                --          (3,402)           (20,473)             --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 21,763          (510,341)        169,749         (4,225,489)        223,995
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                29,703         2,734,140          34,719         19,606,825              --
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $46,341        $2,000,585        $204,563        $15,459,722        $226,877
-----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         23,234         1,873,338          33,991         15,888,367              --
Contract purchase payments                     12,530            24,717          92,909            189,799          97,845
Net transfers(1)                                4,403           (51,042)         89,985           (978,358)        141,504
Transfers for policy loans                         --             1,034              --              2,276              --
Contract charges                                   (9)           (1,356)            (20)            (8,094)            (28)
Contract terminations:
    Surrender benefits                             --          (320,266)        (10,359)        (2,534,264)           (314)
    Death benefits                                 --                --          (3,386)           (16,816)             --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               40,158         1,526,425         203,120         12,542,910         239,007
-----------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



(2)    For the period April 29, 2011 (commencement of operations) to Dec. 31,
       2011.


See accompanying notes to financial statements.



 144    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                        CS       DREY VIF       EV VT         FID VIP       FID VIP
                                                     COMMODITY   INTL EQ,   FLOATING-RATE   CONTRAFUND,   GRO & INC,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  RETURN       SERV          INC         SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                     $   65,727   $  2,010    $   384,186    $   (49,755)  $   10,715
Net realized gain (loss) on sales of investments      (195,382)    (5,190)        93,637       (463,018)     (22,511)
Distributions from capital gains                            --         --             --             --           --
Net change in unrealized appreciation or
  depreciation of investments                         (467,158)   (34,669)      (323,919)      (434,534)      17,015
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (596,813)   (37,849)       153,904       (947,307)       5,219
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              85,069     16,468        275,643        984,231       25,077
Net transfers(1)                                       213,015      2,109        742,370     (2,536,800)    (103,047)
Transfers for policy loans                               1,069       (100)         1,029          5,242        1,678
Adjustments to net assets allocated to contracts
  in payment period                                         --         --           (663)        (7,359)        (648)
Contract charges                                        (2,381)      (174)       (12,088)       (17,505)        (726)
Contract terminations:
    Surrender benefits                                (612,635)    (6,789)    (1,160,517)    (3,228,407)    (260,237)
    Death benefits                                     (17,483)    (4,776)      (166,513)      (304,763)      (1,956)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (333,346)     6,738       (320,739)    (5,105,361)    (339,859)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      4,461,145    233,614     11,379,393     28,667,757    1,705,070
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $3,530,986   $202,503    $11,212,558    $22,615,089   $1,370,430
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               4,369,922    226,225      9,856,898     26,228,610    1,693,116
Contract purchase payments                              85,313     16,166        235,740        889,832       24,767
Net transfers(1)                                       170,837      2,604        609,623     (2,407,146)    (101,690)
Transfers for policy loans                               1,100        (87)           889          5,578        1,556
Contract charges                                        (2,432)      (174)       (10,366)       (16,051)        (718)
Contract terminations:
    Surrender benefits                                (614,808)    (6,760)      (993,093)    (2,989,623)    (263,702)
    Death benefits                                     (16,250)    (5,225)      (142,665)      (283,886)      (2,095)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     3,993,682    232,749      9,557,026     21,427,314    1,351,234
--------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    145

STATEMENTS OF CHANGES IN NET ASSETS



                                                       FID VIP       FID VIP      FID VIP      FID VIP      FID VIP
                                                      GRO & INC,    MID CAP,      MID CAP,    OVERSEAS,    OVERSEAS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  SERV CL 2      SERV CL     SERV CL 2     SERV CL     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                      $    54,073   $  (27,547)  $  (298,871)  $   1,463   $     9,149
Net realized gain (loss) on sales of investments         (78,354)     223,101     1,611,227     (17,296)     (207,448)
Distributions from capital gains                              --        5,871        54,158       1,194        15,199
Net change in unrealized appreciation or
  depreciation of investments                             74,381     (627,018)   (5,314,782)    (90,824)     (986,518)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         50,100     (425,593)   (3,948,268)   (105,463)   (1,169,618)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               163,883       40,119       778,126      15,673       139,371
Net transfers(1)                                      (1,008,836)    (376,646)   (4,218,688)    (71,311)   (1,107,421)
Transfers for policy loans                                 9,713       (3,707)       18,529         342         2,827
Adjustments to net assets allocated to contracts in
  payment period                                          (3,671)      (1,848)       (1,582)         --          (248)
Contract charges                                          (5,552)      (1,590)      (28,179)       (238)       (3,163)
Contract terminations:
    Surrender benefits                                (1,939,220)    (639,166)   (5,179,282)    (88,098)   (1,323,127)
    Death benefits                                       (76,303)     (14,861)     (414,916)         --       (60,145)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (2,859,986)    (997,699)   (9,045,992)   (143,632)   (2,351,906)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       11,605,804    4,487,459    41,046,006     687,414     8,628,853
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 8,795,918   $3,064,167   $28,051,746   $ 438,319   $ 5,107,329
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 9,833,946    1,935,837    19,381,645     609,092     6,208,990
Contract purchase payments                               136,188       17,737       429,057      14,452       106,593
Net transfers(1)                                        (854,527)    (169,592)   (2,248,422)    (68,115)     (764,651)
Transfers for policy loans                                 8,224       (1,736)        6,471         298         1,392
Contract charges                                          (4,708)        (702)      (14,466)       (227)       (2,437)
Contract terminations:
    Surrender benefits                                (1,649,101)    (281,410)   (2,234,970)    (81,865)     (923,568)
    Death benefits                                       (61,801)      (6,288)     (223,465)         --       (44,494)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       7,408,221    1,493,846    15,095,850     473,635     4,581,825
---------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 146    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                               FTVIPT FRANK                     FTVIPT                      GS VIT
                                                  GLOBAL      FTVIPT FRANK      MUTUAL        GS VIT        STRUCTD
                                                 REAL EST,     SM CAP VAL,   SHARES SEC,   MID CAP VAL,   SM CAP EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               CL 2           CL 2           CL 2          INST          INST
 OPERATIONS
Investment income (loss) -- net                 $   529,356    $   (18,090)  $   182,575    $   (28,750)   $   (396)
Net realized gain (loss) on sales of
  investments                                    (1,189,272)       262,831      (281,174)      (109,827)      6,156
Distributions from capital gains                         --             --            --             --          --
Net change in unrealized appreciation or
  depreciation of investments                       197,097       (763,454)     (146,625)      (883,884)     (3,735)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (462,819)      (518,713)     (245,224)    (1,022,461)      2,025
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          149,437        264,877       388,057        188,175       5,451
Net transfers(1)                                   (348,303)    (1,266,296)   (2,324,050)    (1,838,563)    (37,363)
Transfers for policy loans                            5,572          4,069        (5,973)        12,912       1,460
Adjustments to net assets allocated to
  contracts in payment period                        (1,250)            --            --         (2,684)         --
Contract charges                                     (5,890)        (5,356)       (8,734)       (14,003)       (101)
Contract terminations:
    Surrender benefits                           (1,262,580)    (1,340,519)   (1,657,405)    (2,352,468)    (39,238)
    Death benefits                                  (51,279)      (121,150)     (140,961)      (139,340)         --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (1,514,293)    (2,464,375)   (3,749,066)    (4,145,971)    (69,791)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   8,520,358     12,043,432    15,881,581     17,612,948     341,002
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 6,543,246    $ 9,060,344   $11,887,291    $12,444,516    $273,236
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            5,902,287      6,319,724    12,765,839      7,200,102     236,271
Contract purchase payments                          111,371        162,479       317,972         78,314       3,710
Net transfers(1)                                   (194,250)      (672,124)   (1,889,015)      (769,990)    (25,348)
Transfers for policy loans                            3,190          2,110        (5,594)         5,170         912
Contract charges                                     (4,623)        (2,995)       (7,408)        (6,110)        (68)
Contract terminations:
    Surrender benefits                             (774,592)      (635,749)   (1,296,421)      (969,438)    (25,692)
    Death benefits                                  (29,164)       (63,692)     (113,484)       (54,762)         --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  5,014,219      5,109,753     9,771,889      5,483,286     189,785
--------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    147

STATEMENTS OF CHANGES IN NET ASSETS



                                                    GS VIT           INVESCO        INVESCO       INVESCO       INVESCO
                                               STRUCTD U.S. EQ,   VI CAP APPR,   VI CAP APPR,   VI CAP DEV,   VI CAP DEV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 INST             SER I         SER II         SER I         SER II
 OPERATIONS
Investment income (loss) -- net                   $    50,500       $  (2,513)    $   (44,934)   $  (4,713)    $  (15,422)
Net realized gain (loss) on sales of
  investments                                        (170,002)         (6,495)         36,728        6,935          4,957
Distributions from capital gains                           --              --              --           --             --
Net change in unrealized appreciation or
  depreciation of investments                         364,414         (13,928)       (420,384)     (82,588)      (119,623)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           244,912         (22,936)       (428,590)     (80,366)      (130,088)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             83,920           7,095          45,157        6,083         15,392
Net transfers(1)                                     (780,774)        (76,465)       (472,428)     366,720       (112,607)
Transfers for policy loans                              2,358             222             208          808            640
Adjustments to net assets allocated to
  contracts in payment period                            (490)             --            (381)          --             --
Contract charges                                      (16,544)           (211)        (17,668)        (265)          (804)
Contract terminations:
    Surrender benefits                             (1,066,554)        (68,063)       (530,989)    (263,799)      (265,265)
    Death benefits                                    (75,255)             --         (73,763)          --         (9,273)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (1,853,339)       (137,422)     (1,049,864)     109,547       (371,917)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     7,922,470         407,864       5,874,994      456,394      1,920,369
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 6,314,043       $ 247,506     $ 4,396,540    $ 485,575     $1,418,364
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              8,697,600         684,962       5,882,740      366,110      1,528,509
Contract purchase payments                             85,338          12,141          44,193        4,742         12,041
Net transfers(1)                                     (810,052)       (126,626)       (464,422)     260,293        (73,581)
Transfers for policy loans                              2,137             371             249          669            461
Contract charges                                      (17,682)           (356)        (18,865)        (219)          (623)
Contract terminations:
    Surrender benefits                             (1,163,736)       (114,096)       (549,701)    (207,334)      (203,280)
    Death benefits                                    (75,762)             --         (72,991)          --         (7,929)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    6,717,843         456,396       4,821,203      424,261      1,255,598
-------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 148    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   INVESCO        INVESCO        INVESCO         INVESCO          INVESCO
                                                 VI CORE EQ,   VI DIV DIVD,   VI DIV DIVD,   VI GLOBAL HLTH,   VI INTL GRO,
PERIOD ENDED DEC. 31, 2011 (CONTINUED)              SER I        SER I(2)       SER II(2)         SER II          SER II
 OPERATIONS
Investment income (loss) -- net                  $   (29,614)   $   (5,264)    $   (6,050)      $  (20,822)     $    14,690
Net realized gain (loss) on sales of
  investments                                        327,170       (32,395)       (24,018)          54,206           98,551
Distributions from capital gains                          --            --             --               --               --
Net change in unrealized appreciation or
  depreciation of investments                       (376,260)      (47,330)       (68,796)          60,920         (527,054)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (78,704)      (84,989)       (98,864)          94,304         (413,813)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           133,251        14,812          9,958           33,179          111,961
Net transfers(1)                                     (38,470)    1,069,837      1,092,102          (97,482)        (418,434)
Transfers for policy loans                            17,311           651             52             (507)          (4,216)
Adjustments to net assets allocated to
  contracts in payment period                         (5,456)           --             --               --               --
Contract charges                                      (7,224)         (364)          (823)          (2,311)          (7,463)
Contract terminations:
    Surrender benefits                            (1,861,485)      (83,923)       (34,286)        (169,345)        (647,850)
    Death benefits                                   (46,854)       (4,028)       (88,914)        (100,489)         (55,353)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (1,808,927)      996,985        978,089         (336,955)      (1,021,355)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    9,821,876            --             --        2,335,296        6,141,659
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 7,934,245    $  911,996     $  879,225       $2,092,645      $ 4,706,491
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             5,250,629            --             --        2,158,838        4,684,376
Contract purchase payments                            71,009        16,294         10,864           29,206           86,624
Net transfers(1)                                     (18,029)    1,073,086      1,089,959          (64,644)        (338,503)
Transfers for policy loans                             9,704           691             57             (422)          (2,949)
Contract charges                                      (3,842)         (402)          (915)          (2,046)          (5,965)
Contract terminations:
    Surrender benefits                              (994,540)      (92,004)       (37,229)        (149,927)        (475,524)
    Death benefits                                   (25,084)       (4,075)      (102,655)         (89,482)         (41,720)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   4,289,847       993,590        960,081        1,881,523        3,906,339
---------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



(2)    For the period April 29, 2011 (commencement of operations) to Dec. 31,
       2011.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    149

STATEMENTS OF CHANGES IN NET ASSETS



                                                  INVESCO    INVESCO VANK   JANUS ASPEN    JANUS ASPEN   JANUS ASPEN
                                                 VI TECH,    VI COMSTOCK,   ENTERPRISE,   GLOBAL TECH,      JANUS,
YEAR ENDED DEC. 31, 2011 (CONTINUED)               SER I        SER II          SERV          SERV           SERV
 OPERATIONS
Investment income (loss) -- net                 $  (10,913)   $    53,123    $   (6,272)   $   (9,183)    $  (30,980)
Net realized gain (loss) on sales of
  investments                                      122,494        (84,751)       55,375        82,266        159,736
Distributions from capital gains                        --             --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                     (208,783)      (289,104)      (62,813)     (170,711)      (543,160)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (97,202)      (320,732)      (13,710)      (97,628)      (414,404)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          18,479        189,932        18,668        18,909        214,158
Net transfers(1)                                   (89,225)    (1,144,730)     (100,517)      (81,218)      (659,646)
Transfers for policy loans                            (214)         3,176        (2,210)        1,681          3,007
Adjustments to net assets allocated to
  contracts in payment period                           --             --          (900)           --             --
Contract charges                                    (3,171)       (30,136)         (387)         (442)       (12,856)
Contract terminations:
    Surrender benefits                            (208,655)      (792,064)     (129,354)     (227,779)      (339,888)
    Death benefits                                 (26,222)      (177,459)       (9,862)       (6,109)      (170,055)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (309,008)    (1,951,281)     (224,562)     (294,958)      (965,280)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,757,391     12,215,124       822,740     1,266,694      7,232,984
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $1,351,181    $ 9,943,111    $  584,468    $  874,108     $5,853,300
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           1,886,230     11,226,756     1,169,145     2,129,507      7,508,271
Contract purchase payments                          18,340        176,496        26,498        33,725        222,435
Net transfers(1)                                  (117,538)    (1,058,677)     (149,264)     (113,556)      (688,722)
Transfers for policy loans                            (120)         3,066        (2,955)        2,999          3,173
Contract charges                                    (3,416)       (29,031)         (561)         (759)       (13,565)
Contract terminations:
    Surrender benefits                            (234,557)      (733,495)     (176,897)     (411,736)      (359,393)
    Death benefits                                 (26,787)      (158,246)      (15,257)      (12,428)      (182,206)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,522,152      9,426,869       850,709     1,627,752      6,489,993
--------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 150    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                JANUS ASPEN    LM CB VAR          MFS            MFS           MFS
                                                 OVERSEAS,    SM CAP GRO,   INV GRO STOCK,     NEW DIS,     UTILITIES,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                SERV          CL I          SERV CL        SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                 $   (34,211)    $ (5,845)     $  (27,669)    $   (33,520)  $   215,896
Net realized gain (loss) on sales of
  investments                                       706,909       43,426         210,054         293,791       235,727
Distributions from capital gains                     72,427       10,174              --         471,642            --
Net change in unrealized appreciation or
  depreciation of investments                    (3,395,183)     (34,390)       (190,592)     (1,105,900)      152,772
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (2,650,058)      13,365          (8,207)       (373,987)      604,395
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           64,762       24,612          88,033          52,195       164,698
Net transfers(1)                                   (579,028)     (49,486)       (408,918)       (313,581)     (453,798)
Transfers for policy loans                            4,879       (1,198)          1,429           3,028            59
Adjustments to net assets allocated to
  contracts in payment period                            --           --              --              --        (1,699)
Contract charges                                     (3,180)        (168)         (2,523)         (2,271)       (6,550)
Contract terminations:
    Surrender benefits                           (2,033,838)     (24,098)       (590,812)       (814,466)   (1,545,369)
    Death benefits                                   (7,868)      (3,078)             --            (641)     (117,100)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (2,554,273)     (53,416)       (912,791)     (1,075,736)   (1,959,759)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   9,841,441      662,509       4,967,827       4,472,883    11,066,139
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 4,637,110     $622,458      $4,046,829     $ 3,023,160   $ 9,710,775
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            4,983,535      631,363       6,341,384       3,549,800     5,997,466
Contract purchase payments                           38,667       22,904         100,000          42,004        89,459
Net transfers(1)                                   (356,285)     (36,960)       (503,417)       (248,930)     (276,719)
Transfers for policy loans                            3,099       (1,129)          1,983           2,288           (44)
Contract charges                                     (1,853)        (158)         (3,055)         (1,779)       (3,593)
Contract terminations:
    Surrender benefits                           (1,168,686)     (22,473)       (787,730)       (623,696)     (730,120)
    Death benefits                                   (5,210)      (3,253)             --            (575)      (53,398)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,493,267      590,294       5,149,165       2,719,112     5,023,051
----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    151

STATEMENTS OF CHANGES IN NET ASSETS



                                                   MS UIF                                                      OPPEN
                                                   GLOBAL        MS UIF        NB AMT          NB AMT         GLOBAL
                                                  REAL EST,   MID CAP GRO,      INTL,     SOC RESPONSIVE,     SEC VA,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL II         CL II         CL S            CL S           SERV
 OPERATIONS
Investment income (loss) -- net                  $   67,958    $  (19,698)   $   87,404       $ (2,971)     $   10,849
Net realized gain (loss) on sales of
  investments                                       (17,955)      136,659        (3,128)         2,328           5,589
Distributions from capital gains                         --         1,226            --             --              --
Net change in unrealized appreciation or
  depreciation of investments                      (388,299)     (339,931)     (295,001)       (19,625)       (657,743)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (338,296)     (221,744)     (210,725)       (20,268)       (641,305)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           61,725       122,481        41,094         35,430         632,027
Net transfers(1)                                    297,258       193,955       (46,381)         8,885        (576,733)
Transfers for policy loans                              241         2,529          (427)           965           3,049
Adjustments to net assets allocated to
  contracts in payment period                            --            --            --             --              --
Contract charges                                     (3,529)       (2,670)       (3,572)          (267)         (2,990)
Contract terminations:
    Surrender benefits                             (328,447)     (476,236)     (151,722)        (2,745)       (975,613)
    Death benefits                                  (16,576)      (19,471)      (10,485)            --         (38,548)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       10,672      (179,412)     (171,493)        42,268        (958,808)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,964,008     2,953,878     1,861,008        397,104       7,620,495
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $2,636,384    $2,552,722    $1,478,790       $419,104      $6,020,382
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            2,823,342     2,187,156     1,936,369        335,781       5,813,079
Contract purchase payments                           59,588        81,606        42,740         28,050         484,356
Net transfers(1)                                    274,015       141,179       (31,168)         7,270        (449,223)
Transfers for policy loans                              405         1,785          (246)           794           2,340
Contract charges                                     (3,519)       (1,965)       (3,835)          (225)         (2,260)
Contract terminations:
    Surrender benefits                             (318,650)     (349,528)     (161,464)        (2,359)       (713,254)
    Death benefits                                  (16,685)      (14,524)      (10,834)            --         (28,516)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,818,496     2,045,709     1,771,562        369,311       5,106,522
----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 152    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      OPPEN                                       PUT VT
                                                OPPEN GLOBAL     MAIN ST SM MID      OPPEN          PIMCO         GLOBAL
                                             STRATEGIC INC VA,       CAP VA,        VAL VA,    VIT ALL ASSET,   HLTH CARE,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                SRV               SERV           SERV        ADVISOR CL        CL IB
 OPERATIONS
Investment income (loss) -- net                 $    955,608       $  (11,332)    $     (550)    $ 1,245,111    $   35,410
Net realized gain (loss) on sales of
  investments                                        865,253           68,031           (627)            879         8,741
Distributions from capital gains                     598,574               --             --              --            --
Net change in unrealized appreciation or
  depreciation of investments                     (2,324,834)        (120,896)       (50,385)     (1,092,258)      (68,032)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           94,601          (64,197)       (51,562)        153,732       (23,881)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           631,793           57,501          4,713         969,237        28,334
Net transfers(1)                                  (3,852,230)        (281,570)          (515)      2,864,575       (85,597)
Transfers for policy loans                             9,814            1,330             88            (656)          103
Adjustments to net assets allocated to
  contracts in payment period                         (7,025)              --             --              --            --
Contract charges                                     (44,734)            (965)          (268)        (19,489)         (826)
Contract terminations:
    Surrender benefits                            (7,046,040)        (352,851)       (32,128)     (1,813,925)     (149,384)
    Death benefits                                  (597,503)          (1,712)       (14,119)       (216,990)      (12,117)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (10,905,925)        (578,267)       (42,229)      1,782,752      (219,487)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   50,699,670        2,591,261      1,032,140      17,166,263     1,367,719
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 39,888,346       $1,948,797     $  938,349     $19,102,747    $1,124,351
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            37,820,375        2,095,191      1,066,310      13,679,808     1,161,973
Contract purchase payments                           468,501           44,878          4,934         755,133        23,499
Net transfers(1)                                  (2,827,067)        (228,396)           567       2,244,237       (70,387)
Transfers for policy loans                             6,507            1,067             91            (476)           41
Contract charges                                     (33,074)            (785)          (276)        (15,255)         (687)
Contract terminations:
    Surrender benefits                            (5,122,561)        (275,142)       (33,268)     (1,413,595)     (126,838)
    Death benefits                                  (442,141)          (1,707)       (13,842)       (169,048)       (9,868)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  29,870,540        1,635,106      1,024,516      15,080,804       977,733
--------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    153

STATEMENTS OF CHANGES IN NET ASSETS



                                                   PUT VT         PUT VT           PUT VT          ROYCE        THIRD
                                                  INTL EQ,    MULTI-CAP GRO,   MULTI-CAP GRO,   MICRO-CAP,       AVE
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL IB          CL IA            CL IB        INVEST CL       VAL
 OPERATIONS
Investment income (loss) -- net                  $   46,526     $  (45,867)      $   (5,681)    $   15,390   $   13,479
Net realized gain (loss) on sales of
  investments                                       (95,349)      (147,464)          46,904         56,554     (122,180)
Distributions from capital gains                         --             --               --             --           --
Net change in unrealized appreciation or
  depreciation of investments                      (274,486)      (113,949)         (90,924)      (230,268)    (247,936)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (323,309)      (307,280)         (49,701)      (158,324)    (356,637)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           17,859         94,935           15,885         16,644       11,643
Net transfers(1)                                    (64,893)       (71,011)         (52,551)      (150,158)    (111,050)
Transfers for policy loans                            4,326         24,952              449            904          316
Adjustments to net assets allocated to
  contracts in payment period                          (313)        (1,087)              --             --           --
Contract charges                                     (1,183)        (6,415)            (814)          (417)        (645)
Contract terminations:
    Surrender benefits                             (303,621)      (653,445)        (270,905)      (163,828)    (250,281)
    Death benefits                                       --        (36,632)            (657)        (1,477)        (657)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (347,825)      (648,703)        (308,593)      (298,332)    (350,674)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,039,911      5,671,449        1,214,595      1,371,420    1,861,075
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $1,368,777     $4,715,466       $  856,301     $  914,764   $1,153,764
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            1,516,986      4,232,706        1,074,024        481,426      896,267
Contract purchase payments                           13,811         71,679           14,067          6,002        6,192
Net transfers(1)                                    (52,639)       (51,803)         (45,310)       (60,328)     (63,963)
Transfers for policy loans                            3,377         19,186              430            337          149
Contract charges                                       (930)        (4,857)            (729)          (153)        (330)
Contract terminations:
    Surrender benefits                             (247,411)      (493,255)        (237,622)       (57,994)    (125,546)
    Death benefits                                       --        (27,368)            (613)          (485)        (306)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,233,194      3,746,288          804,247        368,805      712,463
-----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 154    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                          VP COL
                                                            VP            VP         VP AC      VP AC     WANGER
                                                          AGGR,         AGGR,      DIV BOND,     GRO,    INTL EQ,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                       CL 2          CL 4         CL 2       CL 2      CL 2
 OPERATIONS
Investment income (loss) -- net                        $  (221,138)  $  (932,723)   $     97   $  (380)  $  1,444
Net realized gain (loss) on sales of investments           (29,287)    2,634,849         285       (23)      (380)
Distributions from capital gains                                --            --         587        --      2,113
Net change in unrealized appreciation or depreciation
  of investments                                        (1,125,283)   (5,556,623)      7,200    (2,170)   (29,415)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (1,375,708)   (3,854,497)      8,169    (2,573)   (26,238)
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              16,680,178     2,433,417      55,861    28,948     73,087
Net transfers(1)                                         6,516,056      (656,261)     54,183    12,974     30,388
Transfers for policy loans                                  10,448          (194)         --        --         --
Adjustments to net assets allocated to contracts in
  payment period                                                --            --          --        --         --
Contract charges                                          (102,592)     (615,118)        (10)       --         (9)
Contract terminations:
    Surrender benefits                                    (466,628)   (6,936,192)     (1,403)     (382)    (2,645)
    Death benefits                                              --       (26,281)         --        --         --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          22,637,462    (5,800,629)    108,631    41,540    100,821
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         11,021,435    99,951,530      60,237     9,831     81,236
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $32,283,189   $90,296,404    $177,037   $48,798   $155,819
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   9,828,193    89,107,157      59,396     8,031     66,540
Contract purchase payments                              14,906,016     2,169,836      54,861    23,080     59,410
Net transfers(1)                                         5,791,643      (914,221)     52,934    10,244     26,960
Transfers for policy loans                                   9,888        (1,551)         --        --         --
Contract charges                                           (95,095)     (551,852)        (10)       --         (8)
Contract terminations:
    Surrender benefits                                    (441,692)   (6,088,434)     (1,189)     (301)    (2,495)
    Death benefits                                              --       (23,263)         --        --         --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        29,998,953    83,697,672     165,992    41,054    150,407
-----------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    155

STATEMENTS OF CHANGES IN NET ASSETS



                                                    VP COL           VP            VP          VP DAVIS      VP DAVIS
                                                WANGER US EQ,     CONSERV,      CONSERV,     NY VENTURE,   NY VENTURE,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL 2           CL 2          CL 4           CL 2          CL 3
 OPERATIONS
Investment income (loss) -- net                    $ (1,197)    $  (337,093)  $ (1,048,574)    $  (662)     $  (42,848)
Net realized gain (loss) on sales of
  investments                                           813         210,620      2,170,543        (163)        194,816
Distributions from capital gains                         --              --             --          --              --
Net change in unrealized appreciation or
  depreciation of investments                       (10,419)        821,568      1,642,541      (5,717)       (351,371)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (10,803)        695,095      2,764,510      (6,542)       (199,403)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           61,342      15,598,622        837,429      72,724         104,787
Net transfers(1)                                      1,749      15,082,191     32,768,079      10,077        (395,858)
Transfers for policy loans                               --              --          6,180          --          (1,483)
Adjustments to net assets allocated to
  contracts in payment period                            --              --             --          --              --
Contract charges                                        (13)       (198,898)      (589,201)        (15)        (13,951)
Contract terminations:
    Surrender benefits                               (3,383)     (1,129,666)   (10,669,363)     (6,277)       (425,440)
    Death benefits                                       --        (550,494)    (1,978,660)         --         (58,496)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       59,695      28,801,755     20,374,464      76,509        (790,441)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      83,978      19,852,933    106,130,487      15,452       5,356,721
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $132,870     $49,349,783   $129,269,461     $85,419      $4,366,877
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               64,965      19,020,961    101,591,007      13,192       5,404,743
Contract purchase payments                           46,477      14,727,180        791,623      61,027         106,031
Net transfers(1)                                        893      14,272,695     31,072,511       8,652        (400,035)
Transfers for policy loans                               --              --          5,810          --          (1,317)
Contract charges                                        (11)       (188,592)      (555,660)        (13)        (14,351)
Contract terminations:
    Surrender benefits                               (2,921)     (1,059,038)   (10,029,011)     (5,971)       (430,271)
    Death benefits                                       --        (521,606)    (1,872,211)         --         (59,190)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    109,403      46,251,600    121,004,069      76,887       4,605,610
----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 156    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                 VP DFA           VP EV             VP GS          VP GS      VP INVESCO
                                               INTL VAL,   FLOATING RATE INC,   MID CAP VAL,   MID CAP VAL,    INTL GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)              CL 2            CL 2              CL 2           CL 3          CL 2
 OPERATIONS
Investment income (loss) -- net                 $  1,292        $  4,713          $   (842)      $ (4,285)     $    458
Net realized gain (loss) on sales of
  investments                                       (168)         (2,065)             (641)         5,469          (215)
Distributions from capital gains                   3,227             873                --             --         1,043
Net change in unrealized appreciation or
  depreciation of investments                    (31,357)         (4,680)           (3,024)       (35,667)      (11,342)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (27,006)         (1,159)           (4,507)       (34,483)      (10,056)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        45,962         346,955            73,219          7,811        76,388
Net transfers(1)                                  19,671           4,670            51,812         52,160        75,195
Transfers for policy loans                            --              --                 .         (1,168)           --
Adjustments to net assets allocated to
  contracts in payment period                         --              --                --             --            --
Contract charges                                      (6)            (11)               (4)          (347)           (8)
Contract terminations:
    Surrender benefits                              (756)        (13,309)             (382)       (11,167)       (2,841)
    Death benefits                                    --         (21,990)               --             --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    64,871         316,315           124,645         47,289       148,734
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   74,748          84,057            17,951        457,533        43,790
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $112,613        $399,213          $138,089       $470,339      $182,468
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            62,733          64,946            14,497        365,851        37,023
Contract purchase payments                        39,425         328,508            59,749          6,571        66,797
Net transfers(1)                                  17,805           3,320            47,397         45,537        69,074
Transfers for policy loans                            --              --                --           (847)           --
Contract charges                                      (6)            (10)               (3)          (288)           (7)
Contract terminations:
    Surrender benefits                              (691)         (7,241)             (305)        (8,886)       (2,625)
    Death benefits                                    --         (21,075)               --             --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 119,266         368,448           121,335        407,938       170,262
------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    157

STATEMENTS OF CHANGES IN NET ASSETS



                                                    VP JPM      VP JENNISON        VP         VP MFS         VP
                                                  CORE BOND,   MID CAP GRO,   MARSICO GRO,     VAL,         MOD,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL 2          CL 2           CL 2         CL 2         CL 2
 OPERATIONS
Investment income (loss) -- net                    $     67       $  (458)      $ (1,090)    $   (992)  $ (1,883,014)
Net realized gain (loss) on sales of investments         75           466            210          239        336,921
Distributions from capital gains                        551            --             --           --             --
Net change in unrealized appreciation or
  depreciation of investments                         3,434          (847)        (5,257)      (2,538)    (2,274,213)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     4,127          (839)        (6,137)      (3,291)    (3,820,306)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           55,584        18,116         69,635       34,732    147,722,044
Net transfers(1)                                     11,600        25,003         11,121       37,507     23,969,794
Transfers for policy loans                               --            --             --           --        (61,836)
Adjustments to net assets allocated to contracts
  in payment period                                      --            --             --           --             --
Contract charges                                         (5)           (4)           (12)          --       (864,934)
Contract terminations:
    Surrender benefits                               (1,274)         (390)        (1,163)        (376)    (4,624,923)
    Death benefits                                       --            --             --           --       (395,693)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       65,905        42,725         79,581       71,863    165,744,452
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      30,257        20,456         60,159       65,879    101,395,196
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $100,289       $62,342       $133,603     $134,451   $263,319,342
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
                                                   --------       -------       --------     --------   ------------
Units outstanding at beginning of year               29,448        17,096         48,482       56,896     92,743,270
Contract purchase payments                           54,157        14,378         55,324       28,990    133,893,504
Net transfers(1)                                     11,508        20,724          8,793       32,176     21,444,725
Transfers for policy loans                               --            --             --           --        (55,713)
Contract charges                                         (4)           (3)           (11)          --       (805,697)
Contract terminations:
    Surrender benefits                                 (987)         (313)          (938)        (314)    (4,238,139)
    Death benefits                                       --            --             --           --       (354,782)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     94,122        51,882        111,650      117,748    242,627,168
--------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 158    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      VP           VP MOD         VP MOD         VP MOD        VP MOD
                                                     MOD,           AGGR,          AGGR,        CONSERV,      CONSERV,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                 CL 4           CL 2           CL 4           CL 2          CL 4
 OPERATIONS
Investment income (loss) -- net                  $ (7,535,887)  $ (1,022,318)  $ (3,982,804)  $  (589,563)  $ (2,132,210)
Net realized gain (loss) on sales of
  investments                                      15,173,061        168,506      8,762,441       186,824      4,278,593
Distributions from capital gains                           --             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                     (11,715,988)    (3,742,075)   (14,579,477)      452,093        225,634
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (4,078,814)    (4,595,887)    (9,799,840)       49,354      2,372,017
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         10,509,041     81,626,457      6,818,386    36,758,701      2,249,734
Net transfers(1)                                  (26,050,896)    17,288,705    (20,673,536)   13,766,357      2,244,462
Transfers for policy loans                            (10,821)       (37,605)        21,704        (2,476)        19,347
Adjustments to net assets allocated to
  contracts in payment period                              --             --             --            --             --
Contract charges                                   (4,493,447)      (477,785)    (2,500,014)     (273,549)    (1,146,299)
Contract terminations:
    Surrender benefits                            (61,945,739)    (1,486,767)   (19,634,381)   (1,255,434)   (17,075,759)
    Death benefits                                 (5,904,095)    (1,556,014)    (1,814,125)     (142,922)    (3,153,742)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (87,895,957)    95,356,991    (37,781,966)   48,850,677    (16,862,257)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   826,603,188     51,792,055    433,470,661    33,706,023    232,021,080
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $734,628,417   $142,553,159   $385,888,855   $82,606,054   $217,530,840
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            755,823,905     46,591,423    389,555,841    31,516,262    216,688,149
Contract purchase payments                          9,489,631     72,956,545      6,077,461    33,918,847      2,078,641
Net transfers(1)                                  (24,360,556)    15,050,153    (19,542,647)   12,721,685      2,075,081
Transfers for policy loans                            (10,218)       (33,766)        20,596        (2,695)        17,723
Contract charges                                   (4,073,317)      (445,360)    (2,235,858)     (256,095)    (1,057,789)
Contract terminations:
    Surrender benefits                            (55,875,941)    (1,327,387)   (17,492,122)   (1,164,847)   (15,718,326)
    Death benefits                                 (5,340,531)    (1,420,960)    (1,606,825)     (131,481)    (2,900,709)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  675,652,973    131,370,648    354,776,446    76,601,676    201,182,770
------------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    159

STATEMENTS OF CHANGES IN NET ASSETS



                                                      VP MS                  VP NUVEEN
                                                      GLOBAL      VP NFJ      WINSLOW       VP PTNRS      VP PTNRS
                                                    REAL EST,   DIVD VAL,   LG CAP GRO,   SM CAP GRO,   SM CAP VAL,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                   CL 2        CL 2         CL 2          CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                      $  2,985    $   (621)    $  (210)      $  (256)      $  (511)
Net realized gain (loss) on sales of investments         (461)         45         (12)          (49)          (48)
Distributions from capital gains                        1,237          --          --            --            --
Net change in unrealized appreciation or
  depreciation of investments                         (16,453)      5,644      (1,904)       (1,908)         (389)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (12,692)      5,068      (2,126)       (2,213)         (948)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             54,410      29,041      10,858        25,811        25,794
Net transfers(1)                                       45,766     105,078      33,508         4,494        46,928
Transfers for policy loans                                 --          --          --            --            --
Adjustments to net assets allocated to contracts
  in payment period                                        --          --          --            --            --
Contract charges                                          (13)         (2)         --            --            (3)
Contract terminations:
    Surrender benefits                                   (736)     (3,100)       (304)         (316)         (274)
    Death benefits                                         --          --          --            --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         99,427     131,017      44,062        29,989        72,445
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        34,013       9,657       1,989         5,472        26,228
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $120,748    $145,742     $43,925       $33,248       $97,725
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 27,806       8,132       1,509         4,136        21,192
Contract purchase payments                             45,197      24,066       8,348        18,895        20,926
Net transfers(1)                                       39,885      91,901      26,394         3,305        41,902
Transfers for policy loans                                 --          --          --            --            --
Contract charges                                          (12)         (1)         --            --            (3)
Contract terminations:
    Surrender benefits                                   (524)     (2,782)       (217)         (238)         (220)
    Death benefits                                         --          --          --            --            --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      112,352     121,316      36,034        26,098        83,797
-------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



 160    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                VP PIMCO
                                                  VP PTNRS      MORTGAGE    VP PYRAMIS     VP WF SHORT
                                                SM CAP VAL,   BACKED SEC,    INTL EQ,    DURATION GOVT,      WANGER
YEAR ENDED DEC. 31, 2011 (CONTINUED)                CL 3          CL 2         CL 2           CL 2            INTL
 OPERATIONS
Investment income (loss) -- net                 $   (98,841)    $   (86)      $   231       $   (396)     $   844,759
Net realized gain (loss) on sales of
  investments                                       456,729          24           (80)            23         (707,318)
Distributions from capital gains                         --       1,256           512            400          535,212
Net change in unrealized appreciation or
  depreciation of investments                      (953,411)      1,001        (4,209)         1,088       (4,027,535)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (595,523)      2,195        (3,546)         1,115       (3,354,882)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          162,610      31,321        10,651         40,245          357,049
Net transfers(1)                                 (1,112,841)      8,433        12,456         79,786       (1,594,874)
Transfers for policy loans                            1,510          --            --             --            2,313
Adjustments to net assets allocated to
  contracts in payment period                            --          --            --             --             (975)
Contract charges                                    (21,155)         (3)           --            (34)         (22,150)
Contract terminations:
    Surrender benefits                           (1,374,511)       (454)         (309)          (392)      (2,881,843)
    Death benefits                                 (142,036)         --            --             --         (179,703)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (2,486,423)     39,297        22,798        119,605       (4,320,183)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  12,899,360      26,147         2,949         61,667       24,826,818
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 9,817,414     $67,639       $22,201       $182,387      $17,151,753
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            7,108,324      25,348         1,743         60,849       13,275,985
Contract purchase payments                          101,055      30,799         9,100         39,828          216,475
Net transfers(1)                                   (625,998)      8,400        10,691         78,973         (894,960)
Transfers for policy loans                              369          --            --             --             (119)
Contract charges                                    (12,810)         (3)           --            (34)         (12,869)
Contract terminations:
    Surrender benefits                             (723,735)       (289)         (158)          (236)      (1,543,772)
    Death benefits                                  (83,630)         --            --             --          (87,311)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  5,763,575      64,255        21,376        179,380       10,953,429
---------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    161

STATEMENTS OF CHANGES IN NET ASSETS



                                                                 WF ADV VT
                                                                INDEX ASSET    WF ADV VT    WF ADV VT    WF ADV VT
                                                     WANGER        ALLOC,      INTL EQ,       OPP,      SM CAP GRO,
YEAR ENDED DEC. 31, 2011 (CONTINUED)                  USA           CL 2         CL 2         CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                   $  (235,224)   $   58,991   $  (31,388)  $  (25,830)  $   (49,729)
Net realized gain (loss) on sales of investments      587,836       (21,500)     214,267       21,521       177,292
Distributions from capital gains                    2,397,872            --      176,832           --            --
Net change in unrealized appreciation or
  depreciation of investments                      (3,674,273)      107,138     (895,403)     (21,710)     (458,820)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (923,789)      144,629     (535,692)     (26,019)     (331,257)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            495,383        48,431       57,543       59,296       189,773
Net transfers(1)                                   (2,876,580)     (145,446)    (377,631)   2,079,257      (817,776)
Transfers for policy loans                                804        (1,497)         774       (1,418)        3,000
Adjustments to net assets allocated to contracts
  in payment period                                    (3,137)           --       (1,121)      53,143            --
Contract charges                                      (20,980)       (2,366)      (6,645)      (1,476)       (2,876)
Contract terminations:
    Surrender benefits                             (3,687,181)     (474,257)    (572,690)    (399,903)     (928,342)
    Death benefits                                   (294,364)      (15,671)     (52,585)      (1,017)      (18,295)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (6,386,055)     (590,806)    (952,355)   1,787,882    (1,574,516)
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    29,531,779     2,996,089    4,817,007    2,582,821     6,336,548
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $22,221,935    $2,549,912   $3,328,960   $4,344,684   $ 4,430,775
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             16,537,755     2,408,763    4,074,565    1,694,777     4,128,166
Contract purchase payments                            283,264        37,329       51,641       41,562       126,596
Net transfers(1)                                   (1,538,961)     (115,061)    (323,385)   1,592,752      (582,325)
Transfers for policy loans                             (1,060)       (1,333)         653         (955)        1,775
Contract charges                                      (12,126)       (1,843)      (6,327)      (1,035)       (1,976)
Contract terminations:
    Surrender benefits                             (1,915,214)     (374,977)    (467,562)    (260,504)     (611,288)
    Death benefits                                   (190,368)      (12,734)     (48,833)        (870)      (12,420)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   13,163,290     1,940,144    3,280,752    3,065,727     3,048,528
-------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.





 162    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                       AB VPS
                                                       GLOBAL         AB VPS        AB VPS         AB VPS       AC VP
                                                   THEMATIC GRO,    GRO & INC,     INTL VAL,    LG CAP GRO,     INTL,
YEAR ENDED DEC. 31, 2010                                CL B           CL B          CL B           CL B         CL I
 OPERATIONS
Investment income (loss) -- net                      $   23,440    $   (65,480)  $    377,606    $  (1,747)   $  11,408
Net realized gain (loss) on sales of investments         53,480       (835,686)    (5,367,233)      30,944          (39)
Distributions from capital gains                             --             --             --           --           --
Net change in unrealized appreciation or
  depreciation of investments                           275,576      1,724,586      3,661,516      (13,302)      71,536
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       352,496        823,420     (1,328,111)      15,895       82,905
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               84,877        132,238      1,197,675       39,079       11,057
Net transfers(1)                                       (396,317)    (1,006,682)   (13,934,100)    (145,883)    (100,505)
Transfers for policy loans                                  672         (8,512)         1,529         (140)         315
Adjustments to net assets allocated to contracts
  in payment period                                          --             --         (4,408)          --           --
Contract charges                                         (2,617)        (5,161)       (49,486)        (120)        (285)
Contract terminations:
    Surrender benefits                                 (155,531)    (1,044,964)    (2,288,691)      (1,822)     (62,357)
    Death benefits                                       (1,827)       (18,451)      (141,738)      (2,442)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (470,743)    (1,951,532)   (15,219,219)    (111,328)    (151,775)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,257,328      8,649,528     36,824,484      266,594      789,662
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $2,139,081    $ 7,521,416   $ 20,277,154    $ 171,161    $ 720,792
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                2,012,752      9,066,633     30,983,115      256,018      908,131
Contract purchase payments                               74,450        135,393      1,304,221       37,438       12,705
Net transfers(1)                                       (331,362)    (1,044,121)   (16,375,073)    (139,249)    (112,300)
Transfers for policy loans                                  588         (8,589)         3,426         (152)         356
Contract charges                                         (2,284)        (5,340)       (46,953)        (117)        (322)
Contract terminations:
    Surrender benefits                                 (137,960)    (1,065,904)    (1,623,001)      (1,703)     (71,233)
    Death benefits                                       (1,688)       (18,959)      (135,437)      (2,253)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,614,496      7,059,113     14,110,298      149,982      737,337
-----------------------------------------------------------------------------------------------------------------------







(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    163

STATEMENTS OF CHANGES IN NET ASSETS



                                                       AC VP         AC VP         AC VP        AC VP        AC VP
                                                       INTL,     MID CAP VAL,     ULTRA,        VAL,          VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                   CL II         CL II         CL II        CL I         CL II
 OPERATIONS
Investment income (loss) -- net                     $   41,406    $    48,016   $  (12,964)  $   19,044   $   192,388
Net realized gain (loss) on sales of investments       (21,232)       180,894      (40,149)    (117,215)     (934,276)
Distributions from capital gains                            --             --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                          300,925        720,050      384,623      261,185     2,608,790
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      321,099        948,960      331,510      163,014     1,866,902
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              75,923        698,247       50,422       30,679       451,485
Net transfers(1)                                        27,853     (9,594,451)      18,917      (70,725)      517,785
Transfers for policy loans                               1,110           (810)        (287)           7         4,858
Adjustments to net assets allocated to contracts
  in payment period                                       (162)            --           --           --        (3,213)
Contract charges                                        (1,281)       (23,827)      (2,014)        (676)       (8,178)
Contract terminations:
    Surrender benefits                                (413,512)      (335,566)    (177,234)    (281,456)   (2,148,597)
    Death benefits                                      (7,531)      (120,419)     (12,017)      (4,863)     (194,953)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (317,600)    (9,376,826)    (122,213)    (327,034)   (1,380,813)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,948,462     13,257,863    2,403,485    1,576,625    16,531,769
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $2,951,961    $ 4,829,997   $2,612,782   $1,412,605   $17,017,858
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,381,393     13,135,973    2,529,533      999,717    13,656,496
Contract purchase payments                              58,642        629,291       53,141       18,780       409,501
Net transfers(1)                                        27,567     (9,096,720)       8,920      (43,209)      467,340
Transfers for policy loans                                 891           (726)        (297)           4         3,557
Contract charges                                        (1,016)       (22,587)      (2,083)        (418)       (6,718)
Contract terminations:
    Surrender benefits                                (335,531)      (343,362)    (186,320)    (174,857)   (1,663,484)
    Death benefits                                      (5,036)      (108,568)     (10,684)      (3,145)     (199,390)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     2,126,910      4,193,301    2,392,210      796,872    12,667,302
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 164    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      CALVERT       COL VP       COL VP        COL VP        COL VP
                                                        VP           BAL,      CASH MGMT,    CASH MGMT,    DIV BOND,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                SRI BAL        CL 3        CL 2(2)        CL 3        CL 2(2)
 OPERATIONS
Investment income (loss) -- net                     $    9,130   $  (116,346)   $    (136)  $   (314,448)   $   (468)
Net realized gain (loss) on sales of investments       (98,745)     (241,457)          --         12,443         (69)
Distributions from capital gains                            --            --           --             --          --
Net change in unrealized appreciation or
  depreciation of investments                          304,158     1,496,090           --        (12,442)         (3)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      214,543     1,138,287         (136)      (314,447)       (540)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              36,312       237,745      131,847      2,932,775     170,582
Net transfers(1)                                      (180,319)     (747,344)    (102,213)   (11,752,198)     (4,362)
Transfers for policy loans                              (1,529)       12,242           --         40,459          --
Adjustments to net assets allocated to contracts
  in payment period                                         --       (22,405)          --         (1,768)         --
Contract charges                                        (1,304)       (9,796)          --        (21,359)         --
Contract terminations:
    Surrender benefits                                (306,866)   (1,236,030)      (5,212)    (6,236,605)       (150)
    Death benefits                                      (4,229)     (195,689)          --       (426,700)         --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (457,935)   (1,961,277)      24,422    (15,465,396)    166,070
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,239,880    11,637,115           --     43,299,399          --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $1,996,488   $10,814,125    $  24,286   $ 27,519,556    $165,530
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,397,491     9,657,815           --     38,573,488          --
Contract purchase payments                              37,356       214,548      109,119      2,697,544     166,503
Net transfers(1)                                      (200,077)     (673,680)    (102,346)   (10,782,953)     (4,292)
Transfers for policy loans                              (1,985)        8,580           --         34,306          --
Contract charges                                        (1,298)       (7,806)          --        (19,135)         --
Contract terminations:
    Surrender benefits                                (313,100)     (978,793)      (5,218)    (5,492,774)         --
    Death benefits                                      (3,617)     (166,986)          --       (385,612)         --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,914,770     8,053,678        1,555     24,624,864     162,211
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.





(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.




See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    165

STATEMENTS OF CHANGES IN NET ASSETS



                                                        COL VP         COL VP         COL VP       COL VP      COL VP
                                                      DIV BOND,     DIV EQ INC,    DIV EQ INC,    DYN EQ,     DYN EQ,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                   CL 3         CL 2(2)          CL 3       CL 2(2)       CL 3
 OPERATIONS
Investment income (loss) -- net                     $   2,508,103     $   (25)    $    (907,925)    $ --    $  (238,123)
Net realized gain (loss) on sales of investments       17,134,173           2       (11,861,588)      --     (1,505,198)
Distributions from capital gains                               --          --                --       --             --
Net change in unrealized appreciation or
  depreciation of investments                          (6,712,009)      1,253        17,931,616       17      5,183,620
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      12,930,267       1,230         5,162,103       17      3,440,299
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             12,327,128       1,376         6,589,057      110        542,669
Net transfers(1)                                     (216,774,646)     12,054      (115,103,944)      --     (1,499,699)
Transfers for policy loans                                (27,964)         --            12,840       --         58,490
Adjustments to net assets allocated to contracts
  in payment period                                       (26,005)         --           (23,627)      --        (33,470)
Contract charges                                         (499,782)         --          (272,255)      --        (48,351)
Contract terminations:
    Surrender benefits                                (11,214,189)        (11)       (7,913,103)      --     (2,956,070)
    Death benefits                                     (2,376,815)         --          (935,040)      --       (238,844)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (218,592,273)     13,419      (117,646,072)     110     (4,175,275)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       269,616,566          --       166,408,594       --     24,541,643
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  63,954,560     $14,649     $  53,924,625     $127    $23,806,667
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                219,232,043          --       150,449,344       --     29,751,116
Contract purchase payments                             10,442,313       1,066         6,653,920       --        641,220
Net transfers(1)                                     (175,155,023)     10,968      (115,257,799)      --     (1,973,285)
Transfers for policy loans                                (21,434)         --             4,858       --         65,145
Contract charges                                         (405,995)         --          (257,484)      --        (58,577)
Contract terminations:
    Surrender benefits                                 (8,005,557)         --        (5,750,462)      --     (3,384,814)
    Death benefits                                     (1,833,808)         --          (799,390)      --       (276,456)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       44,252,539      12,034        35,042,987       --     24,764,349
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.





(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.






See accompanying notes to financial statements.



 166    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                                                                               COL VP
                                              COL VP           COL VP          COL VP         COL VP      GLOBAL INFLATION
                                          EMER MKTS OPP,   EMER MKTS OPP,   GLOBAL BOND,   GLOBAL BOND,       PROT SEC,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)        CL 2(2)           CL 3           CL 2(2)         CL 3            CL 2(2)
 OPERATIONS
Investment income (loss) -- net               $   (24)      $    150,106      $    934     $  1,172,647        $   (44)
Net realized gain (loss) on sales of
  investments                                       6          1,499,035             5        1,347,759             (3)
Distributions from capital gains                   --                 --            --               --             --
Net change in unrealized appreciation or
  depreciation of investments                   2,625            888,322          (994)      (2,678,085)          (263)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     2,607          2,537,463           (55)        (157,679)          (310)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                     38,819          1,494,308       116,275        4,099,243         19,696
Net transfers(1)                                8,002        (17,020,686)       12,688      (67,303,473)        10,977
Transfers for policy loans                         --             21,467            --           13,340             --
Adjustments to net assets allocated to
  contracts in payment period                      --             (5,181)           --           (3,105)            --
Contract charges                                   --            (61,468)           --         (166,937)            --
Contract terminations:
    Surrender benefits                           (165)        (2,684,652)         (225)      (3,865,023)          (150)
    Death benefits                                 --           (160,439)           --         (787,781)            --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 46,656        (18,416,651)      128,738      (68,013,736)        30,523
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    --         40,000,049            --       91,075,515             --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $49,263       $ 24,120,861      $128,683     $ 22,904,100        $30,213
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             --         21,819,424            --       67,102,407             --
Contract purchase payments                     32,500            947,191       110,994        3,323,861         18,338
Net transfers(1)                                7,315        (11,328,491)       12,260      (53,337,599)        10,697
Transfers for policy loans                         --             12,026            --            7,540             --
Contract charges                                   --            (34,662)           --         (127,062)            --
Contract terminations:
    Surrender benefits                             --         (1,217,199)           --       (2,433,772)            --
    Death benefits                                 --            (84,328)           --         (555,708)            --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               39,815         10,113,961       123,254       13,979,667         29,035
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.





(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.






See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    167

STATEMENTS OF CHANGES IN NET ASSETS





                                                    COL VP
                                               GLOBAL INFLATION     COL VP         COL VP           COL VP        COL VP
                                                   PROT SEC,        HI INC,    HI YIELD BOND,   HI YIELD BOND,   INC OPP,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               CL 3            CL 2          CL 2(2)           CL 3         CL 2(2)
 OPERATIONS
Investment income (loss) -- net                  $     (88,445)   $  341,567       $   (82)       $ 2,250,468    $   (224)
Net realized gain (loss) on sales of
  investments                                        1,653,991       (21,439)            9            348,072          11
Distributions from capital gains                        39,027            --            --                 --          --
Net change in unrealized appreciation or
  depreciation of investments                        1,221,688       181,535           943            705,515       2,007
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          2,826,261       501,663           870          3,304,055       1,794
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           5,824,305       189,608        32,627            356,151     110,369
Net transfers(1)                                  (104,386,068)     (367,949)        5,181         (1,961,366)      8,240
Transfers for policy loans                              (7,124)        3,412            --              7,362          --
Adjustments to net assets allocated to
  contracts in payment period                               --            --            --            (10,934)         --
Contract charges                                      (251,148)       (6,282)           --            (12,930)         --
Contract terminations:
    Surrender benefits                              (2,975,434)     (200,467)         (157)        (4,364,580)       (156)
    Death benefits                                    (800,043)      (57,309)           --           (434,979)         --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (102,595,512)     (438,987)       37,651         (6,421,276)    118,453
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    119,829,211     4,838,204            --         29,089,243          --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  20,059,960    $4,900,880       $38,521        $25,972,022    $120,247
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             104,439,920     4,210,084            --         18,233,452          --
Contract purchase payments                           5,076,323       158,764        30,262            233,050     103,646
Net transfers(1)                                   (89,305,128)     (307,390)        4,835         (1,149,424)      8,029
Transfers for policy loans                              (6,187)        2,914            --              4,038          --
Contract charges                                      (216,785)       (5,071)           --             (7,815)         --
Contract terminations:
    Surrender benefits                              (2,529,939)     (163,955)           --         (2,558,926)         --
    Death benefits                                    (687,048)      (46,945)           --           (250,062)         --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    16,771,156     3,848,401        35,097         14,504,313     111,675
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.





(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.



See accompanying notes to financial statements.



 168    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS





                                                       COL VP        COL VP       COL VP        COL VP        COL VP
                                                      INC OPP,     INTL OPP,    INTL OPP,    LG CAP GRO,   LG CAP GRO,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                  CL 3        CL 2(2)        CL 3        CL 2(2)         CL 3
 OPERATIONS
Investment income (loss) -- net                     $    890,618    $   (49)   $    29,892       $ --       $  (42,325)
Net realized gain (loss) on sales of investments      11,147,004          3       (122,562)        --         (128,144)
Distributions from capital gains                              --         --             --         --               --
Net change in unrealized appreciation or
  depreciation of investments                         (8,852,604)     1,567      1,094,549         18          916,995
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      3,185,018      1,521      1,001,879         18          746,526
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             4,925,508     31,132        189,100        110          134,486
Net transfers(1)                                     (94,862,231)     7,887       (639,706)        --         (319,867)
Transfers for policy loans                                (3,735)        --         14,652         --            4,483
Adjustments to net assets allocated to contracts
  in payment period                                       (1,668)        --         (8,532)        --           (1,630)
Contract charges                                        (210,946)        --         (5,130)        --           (7,000)
Contract terminations:
    Surrender benefits                                (2,340,971)       (83)    (1,336,507)        --         (528,767)
    Death benefits                                      (526,800)        --        (98,389)        --          (14,704)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (93,020,843)    38,936     (1,884,512)       110         (732,999)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      101,923,478         --      9,824,748         --        5,164,822
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 12,087,653    $40,457    $ 8,942,115       $128       $5,178,349
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                82,468,130         --      9,064,898         --        9,988,116
Contract purchase payments                             3,938,540     25,678        175,233         --          219,127
Net transfers(1)                                     (75,434,240)     7,504       (636,708)        --         (631,136)
Transfers for policy loans                                (2,985)        --         12,727         --            9,097
Contract charges                                        (166,680)        --         (4,683)        --          (12,431)
Contract terminations:
    Surrender benefits                                (1,802,849)        --     (1,206,566)        --         (976,087)
    Death benefits                                      (414,726)        --        (87,422)        --          (24,616)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       8,585,190     33,182      7,317,479         --        8,572,070
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.





(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.




See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    169

STATEMENTS OF CHANGES IN NET ASSETS





                                                                                      COL VP      COL VP       COL VP
                                                  COL VP LIMITED       COL VP        MARSICO      MID CAP     MID CAP
                                                   DURATION CR,     MARSICO GRO,    INTL OPP,    GRO OPP,     GRO OPP,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                CL 2(2)           CL 1           CL 2       CL 2(2)       CL 3
 OPERATIONS
Investment income (loss) -- net                       $   (77)     $    (412,273)  $    (8,522)   $   (2)   $   (60,124)
Net realized gain (loss) on sales of investments            1           (980,048)     (471,877)       --        220,840
Distributions from capital gains                           --                 --            --        --             --
Net change in unrealized appreciation or
  depreciation of investments                             156          3,301,541       866,238       113      1,067,435
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          80          1,909,220       385,839       111      1,228,151
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             16,866          5,314,986       106,976       110        127,359
Net transfers(1)                                        1,818       (101,790,365)     (720,325)    1,350       (571,283)
Transfers for policy loans                                 --             (5,459)        2,656        --         10,929
Adjustments to net assets allocated to contracts
  in payment period                                        --                 --          (761)       --         (5,293)
Contract charges                                           --           (227,217)       (2,432)       --         (4,316)
Contract terminations:
    Surrender benefits                                     --         (2,623,368)     (433,491)       --       (909,784)
    Death benefits                                         --           (466,219)      (14,742)       --        (39,045)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         18,684        (99,797,642)   (1,062,119)    1,460     (1,391,433)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --        113,536,501     4,183,613        --      5,704,741
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $18,764      $  15,648,079   $ 3,507,333    $1,571    $ 5,541,459
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --        119,441,805     4,520,778        --      5,342,675
Contract purchase payments                             16,037          5,326,494       114,331        --        110,081
Net transfers(1)                                        1,791       (107,292,098)     (773,742)    1,132       (412,165)
Transfers for policy loans                                 --             (5,544)        2,922        --         10,544
Contract charges                                           --           (231,157)       (2,617)       --         (3,825)
Contract terminations:
    Surrender benefits                                     --         (2,753,503)     (487,824)       --       (810,681)
    Death benefits                                         --           (476,745)      (14,782)       --        (38,635)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       17,828         14,009,252     3,359,066     1,132      4,197,994
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.





(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.



See accompanying notes to financial statements.



 170    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   COL VP       COL VP
                                                   MID CAP     MID CAP        COL VP     COL VP SELECT   COL VP SELECT
                                                  VAL OPP,     VAL OPP,      S&P 500,     LG CAP VAL,     LG CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 2(2)       CL 3          CL 3         CL 2(2)           CL 3
 OPERATIONS
Investment income (loss) -- net                    $   (62)  $   (67,323)  $   (71,214)      $   (4)        $ (3,839)
Net realized gain (loss) on sales of investments         2    (1,259,982)       (6,702)          --           (1,231)
Distributions from capital gains                        --            --            --           --               --
Net change in unrealized appreciation or
  depreciation of investments                        3,223     2,330,512     1,071,576          156           93,817
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    3,163     1,003,207       993,660          152           88,747
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          52,557       378,419       157,889        3,860           18,656
Net transfers(1)                                     1,780    (6,781,128)     (744,021)         810          297,313
Transfers for policy loans                              --          (769)        9,653           --               99
Adjustments to net assets allocated to contracts
  in payment period                                     --            --            --           --               --
Contract charges                                        --       (17,490)       (4,263)          --             (269)
Contract terminations:
    Surrender benefits                                 (24)     (581,685)     (895,068)          --          (16,346)
    Death benefits                                      --       (50,806)      (36,986)          --               --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      54,313    (7,053,459)   (1,512,796)       4,670          299,453
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --    11,118,954     8,614,346           --          255,920
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $57,476   $ 5,068,702   $ 8,095,210       $4,822         $644,120
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
                                                   -------   -----------   -----------       ------         --------
Units outstanding at beginning of year                  --    10,980,193    10,143,516           --          281,112
Contract purchase payments                          43,901       377,877       176,772        3,174           19,507
Net transfers(1)                                     1,490    (6,821,994)     (935,230)         732          312,440
Transfers for policy loans                              --          (749)       10,880           --               15
Contract charges                                        --       (16,840)       (4,821)          --             (278)
Contract terminations:
    Surrender benefits                                  --      (502,532)   (1,027,859)          --          (15,660)
    Death benefits                                      --       (46,163)      (44,161)          --               --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    45,391     3,969,792     8,319,097        3,906          597,136
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.





(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.



See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    171

STATEMENTS OF CHANGES IN NET ASSETS



                                             COL VP SELECT   COL VP SELECT        COL VP            COL VP           CS
                                              SM CAP VAL,     SM CAP VAL,    SHORT DURATION,   SHORT DURATION,    COMMODITY
PERIOD ENDED DEC. 31, 2010 (CONTINUED)          CL 2(2)           CL 3           CL 2(2)             CL 3          RETURN
 OPERATIONS
Investment income (loss) -- net                 $   (48)       $  (21,582)       $   (38)        $    24,431     $  229,141
Net realized gain (loss) on sales of
  investments                                         3          (102,439)           (37)             63,669       (306,238)
Distributions from capital gains                     --                --             --                  --             --
Net change in unrealized appreciation or
  depreciation of investments                     2,670           701,317           (105)            333,764        662,395
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,625           577,296           (180)            421,864        585,298
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       24,291            65,865         29,644             523,958        210,523
Net transfers(1)                                  2,811           (74,383)         5,405           1,662,960        (82,927)
Transfers for policy loans                           --            (2,284)            --                (358)         1,749
Adjustments to net assets allocated to
  contracts in payment period                        --              (761)            --              (7,543)            --
Contract charges                                     --            (2,018)            --             (10,116)        (2,497)
Contract terminations:
    Surrender benefits                              (24)         (270,147)          (150)         (2,622,667)      (365,916)
    Death benefits                                   --            (2,400)            --            (293,259)       (15,916)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   27,078          (286,128)        34,899            (747,025)      (254,984)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --         2,442,972             --          19,931,986      4,130,831
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $29,703        $2,734,140        $34,719         $19,606,825     $4,461,145
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               --         2,096,324             --          16,367,838      4,680,266
Contract purchase payments                       20,920            59,069         28,592             453,819        245,189
Net transfers(1)                                  2,314           (61,939)         5,399           1,421,522       (108,767)
Transfers for policy loans                           --            (2,375)            --              (1,007)         2,005
Contract charges                                     --            (1,622)            --              (8,340)        (2,862)
Contract terminations:
    Surrender benefits                               --          (213,967)            --          (2,114,546)      (428,334)
    Death benefits                                   --            (2,152)            --            (230,919)       (17,575)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 23,234         1,873,338         33,991          15,888,367      4,369,922
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.





(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.






See accompanying notes to financial statements.



 172    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                    DREY VIF       EV VT          FID VIP       FID VIP      FID VIP
                                                    INTL EQ,   FLOATING-RATE    CONTRAFUND,   GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  SERV          INC          SERV CL 2      SERV CL     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $  1,696    $    927,754   $    (29,372)  $   (5,267)  $   (50,706)
Net realized gain (loss) on sales of investments     (19,979)      2,125,891     (5,135,258)    (133,878)     (600,197)
Distributions from capital gains                          --              --         12,194           --            --
Net change in unrealized appreciation or
  depreciation of investments                         37,247        (260,066)     8,801,438      360,310     2,100,603
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     18,964       2,793,579      3,649,002      221,165     1,449,700
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            30,283       3,012,316      1,979,214       32,938       198,491
Net transfers(1)                                     (61,143)    (49,906,067)   (19,618,531)    (280,873)   (1,226,669)
Transfers for policy loans                              (298)         (2,493)        (1,428)      (1,794)         (864)
Adjustments to net assets allocated to contracts
  in payment period                                       --            (661)        (6,730)        (600)       (3,397)
Contract charges                                        (235)       (115,591)       (60,396)        (871)       (6,379)
Contract terminations:
    Surrender benefits                               (25,158)     (1,627,079)    (2,713,964)    (426,068)   (1,980,689)
    Death benefits                                        --        (404,605)      (267,349)      (2,257)     (141,980)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (56,551)    (49,044,180)   (20,689,184)    (679,525)   (3,161,487)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      271,201      57,629,994     45,707,939    2,163,430    13,317,591
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $233,614    $ 11,379,393   $ 28,667,757   $1,705,070   $11,605,804
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               285,322      54,109,072     47,996,199    2,448,759    12,842,604
Contract purchase payments                            33,205       2,748,039      1,989,408       36,673       184,945
Net transfers(1)                                     (64,716)    (45,056,494)   (20,580,351)    (315,532)   (1,142,143)
Transfers for policy loans                              (334)         (2,261)        (1,471)      (1,983)       (1,381)
Contract charges                                        (252)       (105,231)       (61,054)        (975)       (6,021)
Contract terminations:
    Surrender benefits                               (27,000)     (1,470,031)    (2,841,033)    (471,184)   (1,908,990)
    Death benefits                                        --        (366,196)      (273,088)      (2,642)     (135,068)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     226,225       9,856,898     26,228,610    1,693,116     9,833,946
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    173

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                          FTVIPT FRANK
                                                     FID VIP        FID VIP      FID VIP      FID VIP        GLOBAL
                                                     MID CAP,      MID CAP,     OVERSEAS,    OVERSEAS,      REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SERV CL       SERV CL 2     SERV CL     SERV CL 2        CL 2
 OPERATIONS
Investment income (loss) -- net                    $   (27,204)  $   (394,405)  $   2,352   $    21,601    $   167,958
Net realized gain (loss) on sales of investments       128,967       (130,016)    (44,876)     (394,224)    (1,570,555)
Distributions from capital gains                        14,498        174,157       1,218        15,701             --
Net change in unrealized appreciation or
  depreciation of investments                          954,153     10,934,736     113,526     1,289,574      2,900,508
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,070,414     10,584,472      72,220       932,652      1,497,911
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              59,931      2,139,952      22,728       169,705        229,280
Net transfers(1)                                      (700,962)   (30,584,768)    (39,206)     (405,103)      (669,849)
Transfers for policy loans                               4,188         (9,990)      2,021         5,652          2,250
Adjustments to net assets allocated to contracts
  in payment period                                     (1,485)        (1,469)         --          (243)        (1,157)
Contract charges                                        (2,022)       (88,162)       (289)       (3,544)        (6,050)
Contract terminations:
    Surrender benefits                                (648,335)    (5,008,791)   (151,685)   (1,271,154)      (978,741)
    Death benefits                                     (11,434)      (423,140)         --       (88,613)       (26,891)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,300,119)   (33,976,368)   (166,431)   (1,593,300)    (1,451,158)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      4,717,164     64,437,902     781,625     9,289,501      8,473,605
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 4,487,459   $ 41,046,006   $ 687,414   $ 8,628,853    $ 8,520,358
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               2,598,154     43,897,357     776,030     7,380,433      6,776,676
Contract purchase payments                              30,268      1,673,674      23,035       154,186        206,383
Net transfers(1)                                      (365,155)   (23,340,252)    (37,884)     (290,666)      (389,303)
Transfers for policy loans                               2,130         (3,678)      2,026         3,296          4,571
Contract charges                                        (1,036)       (62,851)       (282)       (2,950)        (4,848)
Contract terminations:
    Surrender benefits                                (322,476)    (2,485,576)   (153,833)     (958,486)      (667,066)
    Death benefits                                      (6,048)      (297,029)         --       (76,823)       (24,126)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,935,837     19,381,645     609,092     6,208,990      5,902,287
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 174    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                FTVIPT                      GS VIT
                                              FTVIPT FRANK      MUTUAL        GS VIT        STRUCTD         GS VIT
                                               SM CAP VAL,   SHARES SEC,   MID CAP VAL,   SM CAP EQ,   STRUCTD U.S. EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL 2           CL 2          INST          INST            INST
 OPERATIONS
Investment income (loss) -- net                $   (10,837)  $   105,842    $   (36,669)   $ (1,176)      $    43,849
Net realized gain (loss) on sales of
  investments                                     (182,166)     (590,477)      (801,522)    (12,436)         (468,997)
Distributions from capital gains                        --            --             --          --                --
Net change in unrealized appreciation or
  depreciation of investments                    2,914,174     2,014,181      4,496,308      95,028         1,288,067
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      2,721,171     1,529,546      3,658,117      81,416           862,919
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         276,971       516,674        276,620       6,232           167,677
Net transfers(1)                                (1,072,350)   (1,331,140)    (2,125,060)    (49,681)         (817,106)
Transfers for policy loans                           2,026         3,552         (5,925)        382            (1,892)
Adjustments to net assets allocated to
  contracts in payment period                           --            --         (2,475)         --              (460)
Contract charges                                    (5,469)       (9,388)       (16,305)       (128)          (19,356)
Contract terminations:
    Surrender benefits                          (1,309,191)   (1,459,523)    (1,986,672)    (14,403)         (892,248)
    Death benefits                                (158,175)     (187,990)       (74,061)         --           (56,076)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (2,266,188)   (2,467,815)    (3,933,878)    (57,598)       (1,619,461)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 11,588,449    16,819,850     17,888,709     317,184         8,679,012
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $12,043,432   $15,881,581    $17,612,948    $341,002       $ 7,922,470
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           7,493,677    14,798,352      9,047,687     283,061        10,685,839
Contract purchase payments                         222,482       480,155        133,505       4,987           195,242
Net transfers(1)                                  (557,277)   (1,122,171)    (1,011,106)    (40,054)         (997,033)
Transfers for policy loans                             632         3,569         (2,806)        310            (2,620)
Contract charges                                    (3,454)       (8,335)        (7,611)       (105)          (22,227)
Contract terminations:
    Surrender benefits                            (722,463)   (1,206,616)      (926,514)    (11,928)       (1,095,455)
    Death benefits                                (113,873)     (179,115)       (33,053)         --           (66,146)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 6,319,724    12,765,839      7,200,102     236,271         8,697,600
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    175

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO        INVESCO       INVESCO       INVESCO       INVESCO
                                                 VI CAP APPR,   VI CAP APPR,   VI CAP DEV,   VI CAP DEV,   VI CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SER I         SER II         SER I         SER II        SER I
 OPERATIONS
Investment income (loss) -- net                    $    (378)    $  (18,646)    $  (3,992)    $  (15,371)  $   (30,612)
Net realized gain (loss) on sales of
  investments                                        (15,991)      (114,338)      (10,127)       (61,958)      169,593
Distributions from capital gains                          --             --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                         69,965        903,656        88,437        357,109       611,114
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     53,596        770,672        74,318        279,780       750,095
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             6,544         57,155         6,183         19,368       145,301
Net transfers(1)                                      (2,039)      (508,009)      (97,016)        90,651      (316,764)
Transfers for policy loans                               310            655          (845)        (2,342)       25,440
Adjustments to net assets allocated to
  contracts in payment period                             --           (359)           --             --        (6,075)
Contract charges                                        (252)       (21,404)         (197)          (942)       (8,424)
Contract terminations:
    Surrender benefits                               (59,453)      (341,485)      (56,267)      (162,381)   (1,735,659)
    Death benefits                                    (1,490)      (124,873)           --        (11,614)     (143,684)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (56,380)      (938,320)     (148,142)       (67,260)   (2,039,865)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      410,648      6,042,642       530,218      1,707,849    11,111,646
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 407,864     $5,874,994     $ 456,394     $1,920,369   $ 9,821,876
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               789,797      6,937,209       500,913      1,599,540     6,436,399
Contract purchase payments                            12,435         63,814         5,652         17,285        84,636
Net transfers(1)                                      (4,720)      (570,042)      (88,479)        63,751      (186,542)
Transfers for policy loans                               596            758          (804)        (1,951)       16,905
Contract charges                                        (476)       (23,046)         (182)          (804)       (4,921)
Contract terminations:
    Surrender benefits                              (109,862)      (387,815)      (50,990)      (138,290)   (1,007,714)
    Death benefits                                    (2,808)      (138,138)           --        (11,022)      (88,134)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     684,962      5,882,740       366,110      1,528,509     5,250,629
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.



See accompanying notes to financial statements.



 176    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                    INVESCO          INVESCO       INVESCO    INVESCO VANK   JANUS ASPEN
                                                VI GLOBAL HLTH,   VI INTL GRO,    VI TECH,    VI COMSTOCK,   ENTERPRISE,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SER II          SER II         SER I        SER II          SERV
 OPERATIONS
Investment income (loss) -- net                    $  (20,828)    $   (100,304)  $  (12,881)  $   (153,746)   $   (6,346)
Net realized gain (loss) on sales of
  investments                                         (29,221)      (4,502,103)      45,257     (4,746,205)       10,073
Distributions from capital gains                           --               --           --             --            --
Net change in unrealized appreciation or
  depreciation of investments                         139,919        1,639,727      267,196      6,101,483       163,371
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            89,870       (2,962,680)     299,572      1,201,532       167,098
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             60,378        2,321,361       23,574      1,695,918        18,461
Net transfers(1)                                      (54,293)     (40,192,669)      84,664    (29,428,905)      (59,724)
Transfers for policy loans                               (164)             480       (1,230)        (7,864)        4,196
Adjustments to net assets allocated to
  contracts in payment period                              --               --           --             --          (736)
Contract charges                                       (2,259)         (95,449)      (3,685)       (95,841)         (452)
Contract terminations:
    Surrender benefits                               (135,261)        (958,659)    (124,999)      (981,024)      (47,098)
    Death benefits                                     (5,238)        (194,215)      (3,395)      (189,323)       (2,318)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (136,837)     (39,119,151)     (25,071)   (29,007,039)      (87,671)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,382,263       48,223,490    1,482,890     40,020,631       743,313
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,335,296     $  6,141,659   $1,757,391   $ 12,215,124    $  822,740
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,296,730       42,710,137    1,916,887     43,684,224     1,314,582
Contract purchase payments                             57,579        2,136,631       28,375      1,846,427        30,910
Net transfers(1)                                      (56,048)     (39,075,116)     109,245    (32,981,587)      (98,804)
Transfers for policy loans                               (149)             219       (1,723)        (8,309)        7,078
Contract charges                                       (2,172)         (85,621)      (4,317)      (100,126)         (735)
Contract terminations:
    Surrender benefits                               (131,863)        (825,242)    (158,047)    (1,013,867)      (79,673)
    Death benefits                                     (5,239)        (176,632)      (4,190)      (200,006)       (4,213)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,158,838        4,684,376    1,886,230     11,226,756     1,169,145
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    177

STATEMENTS OF CHANGES IN NET ASSETS




                                               JANUS ASPEN    JANUS ASPEN    JANUS ASPEN    LM CB VAR          MFS
                                              GLOBAL TECH,       JANUS,       OVERSEAS,    SM CAP GRO,   INV GRO STOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV            SERV           SERV          CL I          SERV CL
 OPERATIONS
Investment income (loss) -- net                $  (10,093)   $    (372,269)  $   (30,562)    $ (5,219)     $   (28,482)
Net realized gain (loss) on sales of
  investments                                      52,646         (823,682)      772,823           42           89,904
Distributions from capital gains                       --               --            --           --               --
Net change in unrealized appreciation or
  depreciation of investments                     208,940          629,899     1,341,859      132,134          442,817
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       251,493         (566,052)    2,084,120      126,957          504,239
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         20,786        4,828,621       100,208       58,620          175,027
Net transfers(1)                                   19,629      (91,923,762)     (325,027)      (8,548)        (271,778)
Transfers for policy loans                          3,150           (4,326)       (4,124)        (358)          (1,070)
Adjustments to net assets allocated to
  contracts in payment period                          --               --            --           --               --
Contract charges                                     (501)        (203,227)       (4,123)        (175)          (2,740)
Contract terminations:
    Surrender benefits                           (146,478)      (1,546,764)   (1,820,580)     (10,105)        (722,455)
    Death benefits                                   (790)        (388,718)      (20,550)     (29,953)          (6,147)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (104,204)     (89,238,176)   (2,074,196)       9,481         (829,163)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 1,119,405       97,037,212     9,831,517      526,071        5,292,751
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $1,266,694    $   7,232,984   $ 9,841,441     $662,509      $ 4,967,827
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          2,342,370      114,210,737     6,187,813      621,858        7,698,557
Contract purchase payments                         42,675        5,620,695        58,964       66,578          206,351
Net transfers(1)                                   37,576     (109,829,807)     (202,558)     (12,029)        (452,943)
Transfers for policy loans                          6,607           (5,069)       (2,988)        (447)          (1,559)
Contract charges                                   (1,012)        (236,565)       (2,413)        (195)          (3,790)
Contract terminations:
    Surrender benefits                           (297,129)      (1,795,511)   (1,044,152)     (10,850)      (1,095,970)
    Death benefits                                 (1,580)        (456,209)      (11,131)     (33,552)          (9,262)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                2,129,507        7,508,271     4,983,535      631,363        6,341,384
-----------------------------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


 178    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                MS UIF
                                                      MFS          MFS          GLOBAL         MS UIF         NB AMT
                                                   NEW DIS,     UTILITIES,     REAL EST,    MID CAP GRO,       INTL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                SERV CL      SERV CL         CL II          CL II          CL S
 OPERATIONS
Investment income (loss) -- net                   $  (32,539)  $   234,394   $    591,978    $  (23,611)   $    114,659
Net realized gain (loss) on sales of investments     102,777      (224,477)    (1,512,915)       (2,086)     (2,843,407)
Distributions from capital gains                          --            --             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                      1,126,866     1,210,637      1,064,827       761,785       1,989,567
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  1,197,104     1,220,554        143,890       736,088        (739,181)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            63,400       311,415        741,020        99,113         974,516
Net transfers(1)                                     206,512      (399,350)   (13,077,765)       92,192     (18,218,525)
Transfers for policy loans                             5,239        (2,170)          (592)        2,215          (4,108)
Adjustments to net assets allocated to contracts
  in payment period                                       --        (1,505)            --            --              --
Contract charges                                      (2,278)       (6,630)       (32,091)       (2,391)        (42,528)
Contract terminations:
    Surrender benefits                              (856,587)   (1,308,893)      (367,588)     (596,938)       (344,968)
    Death benefits                                   (51,286)     (121,923)       (41,729)      (30,513)        (70,826)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (635,000)   (1,529,056)   (12,778,745)     (436,322)    (17,706,439)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    3,910,779    11,374,641     15,598,863     2,654,112      20,306,628
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $4,472,883   $11,066,139   $  2,964,008    $2,953,878    $  1,861,008
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             4,192,224     6,818,569     17,952,022     2,591,290      24,661,760
Contract purchase payments                            60,226       213,932        831,214        79,722       1,142,476
Net transfers(1)                                     174,126      (236,898)   (15,467,867)       70,099     (23,299,674)
Transfers for policy loans                             4,736        (1,360)          (839)        1,953          (5,320)
Contract charges                                      (2,158)       (4,170)       (36,161)       (2,047)        (51,202)
Contract terminations:
    Surrender benefits                              (833,863)     (722,060)      (406,846)     (528,696)       (427,240)
    Death benefits                                   (45,491)      (70,547)       (48,181)      (25,165)        (84,431)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,549,800     5,997,466      2,823,342     2,187,156       1,936,369
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    179

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 OPPEN                              OPPEN
                                                 NB AMT         GLOBAL        OPPEN GLOBAL     MAIN ST SM MID      OPPEN
                                            SOC RESPONSIVE,     SEC VA,    STRATEGIC INC VA,       CAP VA,        VAL VA,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              CL S           SERV             SRV               SERV           SERV
 OPERATIONS
Investment income (loss) -- net                 $ (3,054)     $   25,016     $  12,807,841       $  (11,227)    $     (446)
Net realized gain (loss) on sales of
  investments                                     (1,193)       (224,408)       (1,333,540)         (46,682)       (54,739)
Distributions from capital gains                      --              --                --               --             --
Net change in unrealized appreciation or
  depreciation of investments                     70,802       1,182,661          (956,239)         554,263        170,799
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       66,555         983,269        10,518,062          496,354        115,614
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        23,600         328,782         6,781,386           75,246         13,936
Net transfers(1)                                  29,182        (422,379)     (119,309,810)        (402,142)      (133,814)
Transfers for policy loans                        (1,143)         (3,605)          (13,454)            (232)          (326)
Adjustments to net assets allocated to
  contracts in payment period                         --              --            (6,791)              --             --
Contract charges                                    (169)         (3,233)         (281,306)          (1,134)          (284)
Contract terminations:
    Surrender benefits                            (3,543)       (644,066)       (6,420,963)        (187,713)       (39,601)
    Death benefits                                    --         (37,165)         (997,273)         (41,718)       (17,267)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    47,927        (781,666)     (120,248,211)        (557,693)      (177,356)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  282,622       7,418,892       160,429,819        2,652,600      1,093,882
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $397,104      $7,620,495     $  50,699,670       $2,591,261     $1,032,140
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           291,070       6,461,937       137,869,186        2,613,427      1,285,795
Contract purchase payments                        22,577         289,795         5,715,680           72,827         16,358
Net transfers(1)                                  26,949        (370,055)      (99,559,545)        (378,683)      (170,464)
Transfers for policy loans                        (1,349)         (3,233)          (10,205)            (453)          (403)
Contract charges                                    (161)         (2,728)         (234,172)          (1,040)          (325)
Contract terminations:
    Surrender benefits                            (3,305)       (526,727)       (5,141,422)        (170,130)       (46,217)
    Death benefits                                    --         (35,910)         (819,147)         (40,757)       (18,434)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 335,781       5,813,079        37,820,375        2,095,191      1,066,310
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 180    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  PUT VT
                                                    PIMCO         GLOBAL       PUT VT         PUT VT           PUT VT
                                               VIT ALL ASSET,   HLTH CARE,    INTL EQ,    MULTI-CAP GRO,   MULTI-CAP GRO,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           ADVISOR CL        CL IB        CL IB          CL IA          CL IB(2)
 OPERATIONS
Investment income (loss) -- net                 $  1,685,610    $   16,686   $   64,020     $  (34,594)      $   (2,601)
Net realized gain (loss) on sales of
  investments                                     (1,369,515)        7,065     (233,183)      (391,707)           7,132
Distributions from capital gains                          --            --           --             --               --
Net change in unrealized appreciation or
  depreciation of investments                      3,854,766        (6,121)     324,569      1,327,853          142,445
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        4,170,861        17,630      155,406        901,552          146,976
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         4,495,839        32,046       73,766        104,683            4,980
Net transfers(1)                                 (67,787,402)     (185,646)    (286,748)       (91,975)       1,138,966
Transfers for policy loans                            (2,154)       (1,350)      (4,684)        23,418              221
Adjustments to net assets allocated to
  contracts in payment period                             --            --         (308)        (1,576)              --
Contract charges                                    (157,792)         (957)      (1,315)        (7,029)            (366)
Contract terminations:
    Surrender benefits                            (2,022,328)     (167,730)    (494,782)      (881,737)         (37,217)
    Death benefits                                  (370,864)      (21,493)     (77,434)       (50,047)         (38,965)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (65,844,701)     (345,130)    (791,505)      (904,263)       1,067,619
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   78,840,103     1,695,219    2,676,010      5,674,160               --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 17,166,263    $1,367,719   $2,039,911     $5,671,449       $1,214,595
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            70,294,507     1,463,068    2,180,462      5,013,001               --
Contract purchase payments                         3,858,687        27,501       60,473         89,959            4,469
Net transfers(1)                                 (58,289,649)     (162,830)    (244,306)       (84,771)       1,139,803
Transfers for policy loans                            (2,031)       (1,371)      (3,704)        20,626              210
Contract charges                                    (136,880)         (830)      (1,107)        (6,078)            (343)
Contract terminations:
    Surrender benefits                            (1,725,314)     (145,025)    (413,075)      (754,974)         (34,447)
    Death benefits                                  (319,512)      (18,540)     (61,757)       (45,057)         (35,668)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  13,679,808     1,161,973    1,516,986      4,232,706        1,074,024
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
       2010.



See accompanying notes to financial statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    181

STATEMENTS OF CHANGES IN NET ASSETS


                                                        ROYCE        THIRD          VP            VP         VP AC
                                                     MICRO-CAP,       AVE         AGGR,         AGGR,      DIV BOND,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                INVEST CL       VAL        CL 2(2)       CL 4(2)      CL 2(3)
 OPERATIONS
Investment income (loss) -- net                      $   12,285   $   54,022   $   (26,426)  $  (535,681)   $   (44)
Net realized gain (loss) on sales of investments         29,882     (145,765)       (3,753)      423,268         (2)
Distributions from capital gains                             --           --            --            --         --
Net change in unrealized appreciation or
  depreciation of investments                           288,389      307,250       788,343    13,979,374        (39)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       330,556      215,507       758,164    13,866,961        (85)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               21,294       14,553     9,030,524     1,628,929     57,970
Net transfers(1)                                        (88,074)    (135,673)    1,233,104    87,024,410      2,501
Transfers for policy loans                                  193        2,341            --         1,222         --
Adjustments to net assets allocated to contracts in
  payment period                                             --           --            --            --         --
Contract charges                                           (524)        (821)         (312)     (342,757)        --
Contract terminations:
    Surrender benefits                                 (178,292)    (264,387)          (45)   (2,048,676)      (149)
    Death benefits                                           --       (4,533)           --      (178,559)        --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (245,403)    (388,520)   10,263,271    86,084,569     60,322
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,286,267    2,034,088            --            --         --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,371,420   $1,861,075   $11,021,435   $99,951,530    $60,237
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  581,662    1,107,492            --            --         --
Contract purchase payments                                9,076        7,987     8,631,209     1,578,167     56,906
Net transfers(1)                                        (37,964)     (76,644)    1,197,278    90,052,656      2,490
Transfers for policy loans                                   69        1,274            --           622         --
Contract charges                                           (221)        (455)         (294)     (334,707)        --
Contract terminations:
    Surrender benefits                                  (71,196)    (140,763)           --    (2,021,313)        --
    Death benefits                                           --       (2,624)           --      (168,268)        --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        481,426      896,267     9,828,193    89,107,157     59,396
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


(3)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.


See accompanying notes to financial statements.


 182    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                VP COL
                                                      VP AC     WANGER        VP COL           VP            VP
                                                       GRO,    INTL EQ,   WANGER US EQ,     CONSERV,      CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               CL 2(2)    CL 2(2)      CL 2(2)        CL 2(3)        CL 4(3)
 OPERATIONS
Investment income (loss) -- net                       $  (20)   $   (81)     $  (175)     $   (65,631)  $   (670,162)
Net realized gain (loss) on sales of investments           2         40          366           58,939      1,030,012
Distributions from capital gains                          --         --           --               --             --
Net change in unrealized appreciation or
  depreciation of investments                          1,107      7,472       10,956          508,490      5,723,226
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,089      7,431       11,147          501,798      6,083,076
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               110     71,593       67,155       16,637,370      1,151,396
Net transfers(1)                                       8,644      2,297        5,688        3,202,080    104,906,516
Transfers for policy loans                                --         --           --               --        (12,345)
Adjustments to net assets allocated to contracts in
  payment period                                          --         --           --               --             --
Contract charges                                          --         --           --           (3,583)      (364,413)
Contract terminations:
    Surrender benefits                                   (12)       (85)         (12)        (484,732)    (4,989,446)
    Death benefits                                        --         --           --               --       (644,297)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         8,742     73,805       72,831       19,351,135    100,047,411
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --         --           --               --             --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $9,831    $81,236      $83,978      $19,852,933   $106,130,487
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --         --           --               --             --
Contract purchase payments                                --     64,559       59,456       16,287,705      1,138,264
Net transfers(1)                                       8,031      1,981        5,509        3,210,445    106,349,465
Transfers for policy loans                                --         --           --               --        (12,200)
Contract charges                                          --         --           --           (3,461)      (357,613)
Contract terminations:
    Surrender benefits                                    --         --           --         (473,728)    (4,900,847)
    Death benefits                                        --         --           --               --       (626,062)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       8,031     66,540       64,965       19,020,961    101,591,007
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.


(3)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    183

STATEMENTS OF CHANGES IN NET ASSETS


                                                 VP DAVIS       VP DAVIS       VP DFA           VP EV             VP GS
                                               NY VENTURE,    NY VENTURE,    INTL VAL,   FLOATING RATE INC,   MID CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           CL 2(2)          CL 3        CL 2(2)          CL 2(2)           CL 2(2)
 OPERATIONS
Investment income (loss) -- net                  $   (23)    $    (405,091)   $   184          $  (169)          $   (23)
Net realized gain (loss) on sales of
  investments                                          1         2,937,038         18                8                 2
Distributions from capital gains                      --                --         --               --                --
Net change in unrealized appreciation or
  depreciation of investments                        732        (4,810,973)     5,774            1,244             1,269
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          710        (2,279,026)     5,976            1,083             1,248
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        11,722         4,849,412     55,554           74,565             9,822
Net transfers(1)                                   3,031       (95,688,706)    13,298           10,256             6,893
Transfers for policy loans                            --            (5,251)        --               --                --
Adjustments to net assets allocated to
  contracts in payment period                         --                --         --               --                --
Contract charges                                      --          (217,080)        --               --                --
Contract terminations:
    Surrender benefits                               (11)       (1,593,872)       (80)          (1,847)              (12)
    Death benefits                                    --          (403,301)        --               --                --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    14,742       (93,058,798)    68,772           82,974            16,703
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --       100,694,545         --               --                --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $15,452     $   5,356,721    $74,748          $84,057           $17,951
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                --       111,724,788         --               --                --
Contract purchase payments                        10,493         5,239,746     50,542           54,954             8,065
Net transfers(1)                                   2,699      (109,124,081)    12,191            9,992             6,432
Transfers for policy loans                            --            (5,697)        --               --                --
Contract charges                                      --          (235,843)        --               --                --
Contract terminations:
    Surrender benefits                                --        (1,752,133)        --               --                --
    Death benefits                                    --          (442,037)        --               --                --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  13,192         5,404,743     62,733           64,946            14,497
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.


See accompanying notes to financial statements.


 184    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                    VP GS      VP INVESCO     VP JPM      VP JENNISON        VP
                                                MID CAP VAL,    INTL GRO,   CORE BOND,   MID CAP GRO,   MARSICO GRO,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              CL 3         CL 2(2)      CL 2(2)       CL 2(2)        CL 2(2)
 OPERATIONS
Investment income (loss) -- net                   $ (3,610)      $   (20)     $  (108)      $   (28)       $  (100)
Net realized gain (loss) on sales of
  investments                                       10,540             2           --             2              4
Distributions from capital gains                        --            --           --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       76,058         1,263         (146)        1,145          4,886
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         82,988         1,245         (254)        1,119          4,790
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           9,911        39,023       27,288        12,447         51,589
Net transfers(1)                                    42,507         3,687        3,297         6,902          3,804
Transfers for policy loans                             160            --           --            --             --
Adjustments to net assets allocated to
  contracts in payment period                           --            --           --            --             --
Contract charges                                      (339)           --           --            --             --
Contract terminations:
    Surrender benefits                             (49,931)         (165)         (74)          (12)           (24)
    Death benefits                                  (6,130)           --           --            --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (3,822)       42,545       30,511        19,337         55,369
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    378,367            --           --            --             --
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $457,533       $43,790      $30,257       $20,456        $60,159
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             361,459            --           --            --             --
Contract purchase payments                           9,168        33,780       26,181        10,518         45,290
Net transfers(1)                                    42,667         3,243        3,267         6,578          3,192
Transfers for policy loans                             140            --           --            --             --
Contract charges                                      (304)           --           --            --             --
Contract terminations:
    Surrender benefits                             (42,518)           --           --            --             --
    Death benefits                                  (4,761)           --           --            --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   365,851        37,023       29,448        17,096         48,482
--------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.


See accompanying notes to financial statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    185

STATEMENTS OF CHANGES IN NET ASSETS



                                                    VP MFS        VP             VP           VP MOD        VP MOD
                                                     VAL,        MOD,           MOD,          AGGR,          AGGR,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 2(2)      CL 2(3)        CL 4(3)       CL 2(3)        CL 4(3)
 OPERATIONS
Investment income (loss) -- net                    $  (136)  $   (285,649)  $ (4,610,632)  $  (133,804)  $ (2,308,544)
Net realized gain (loss) on sales of investments         5         97,140      2,516,276        47,720      1,475,306
Distributions from capital gains                        --             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                        5,297      5,799,899     83,426,416     3,716,098     51,954,181
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    5,166      5,611,390     81,332,060     3,630,014     51,120,943
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          59,969     78,624,415      9,082,128    40,826,070      6,493,722
Net transfers(1)                                       755     17,451,167    767,632,243     7,593,689    385,624,031
Transfers for policy loans                              --        (47,617)       (52,523)          648       (105,737)
Adjustments to net assets allocated to contracts
  in payment period                                     --             --             --            --             --
Contract charges                                        --         (5,926)    (2,553,933)       (1,417)    (1,370,274)
Contract terminations:
    Surrender benefits                                 (11)      (238,233)   (25,193,860)     (256,949)    (7,284,006)
    Death benefits                                      --             --     (3,642,927)           --     (1,008,018)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      60,713     95,783,806    745,271,128    48,162,041    382,349,718
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --             --             --            --             --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $65,879   $101,395,196   $826,603,188   $51,792,055   $433,470,661
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --             --             --            --             --
Contract purchase payments                          56,217     76,175,568      8,915,137    39,556,168      6,371,823
Net transfers(1)                                       679     16,841,236    777,244,496     7,284,334    392,531,243
Transfers for policy loans                              --        (43,741)       (53,277)          593       (100,666)
Contract charges                                        --         (5,559)    (2,476,650)       (1,317)    (1,328,018)
Contract terminations:
    Surrender benefits                                  --       (224,234)   (24,292,856)     (248,355)    (7,001,718)
    Death benefits                                      --             --     (3,512,945)           --       (916,823)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    56,896     92,743,270    755,823,905    46,591,423    389,555,841
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.


(3)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


See accompanying notes to financial statements.


 186    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    VP MS                  VP NUVEEN
                                                        VP MOD        VP MOD        GLOBAL      VP NFJ      WINSLOW
                                                       CONSERV,      CONSERV,     REAL EST,   DIVD VAL,   LG CAP GRO,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                 CL 2(2)        CL 4(2)      CL 2(3)     CL 2(3)      CL 2(3)
 OPERATIONS
Investment income (loss) -- net                      $  (101,089)  $ (1,343,868)   $   (51)     $  (13)      $   (1)
Net realized gain (loss) on sales of investments          55,610      1,242,407         (5)         --           --
Distributions from capital gains                              --             --         --          --           --
Net change in unrealized appreciation or
  depreciation of investments                          1,377,753     18,047,498        344         372           80
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,332,274     17,946,037        288         359           79
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            25,331,776      2,756,593     31,103       7,508          110
Net transfers(1)                                       7,253,971    219,654,504      2,785       1,801        1,800
Transfers for policy loans                                    --        (14,076)        --          --           --
Adjustments to net assets allocated to contracts in
  payment period                                              --             --         --          --           --
Contract charges                                          (4,191)      (678,488)        --          --           --
Contract terminations:
    Surrender benefits                                  (162,257)    (6,734,978)      (163)        (11)          --
    Death benefits                                       (45,550)      (908,512)        --          --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        32,373,749    214,075,043     33,725       9,298        1,910
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               --             --         --          --           --
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $33,706,023   $232,021,080    $34,013      $9,657       $1,989
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        --             --         --          --           --
Contract purchase payments                            24,701,207      2,700,318     25,422       6,553           --
Net transfers(1)                                       7,017,883    222,063,774      2,384       1,579        1,509
Transfers for policy loans                                    --        (12,945)        --          --           --
Contract charges                                          (4,044)      (659,015)        --          --           --
Contract terminations:
    Surrender benefits                                  (154,423)    (6,541,309)        --          --           --
    Death benefits                                       (44,361)      (862,674)        --          --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      31,516,262    216,688,149     27,806       8,132        1,509
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


(3)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.


See accompanying notes to financial statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    187

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                             VP PIMCO
                                                  VP PTNRS      VP PTNRS      VP PTNRS       MORTGAGE    VP PYRAMIS
                                                SM CAP GRO,   SM CAP VAL,    SM CAP VAL,   BACKED SEC,    INTL EQ,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL 2(2)       CL 2(2)         CL 3         CL 2(2)       CL 2(2)
 OPERATIONS
Investment income (loss) -- net                    $   (3)      $   (15)    $   (341,246)    $   (15)      $    4
Net realized gain (loss) on sales of
  investments                                          --            --        2,909,206          --           --
Distributions from capital gains                       --            --               --          --           --
Net change in unrealized appreciation or
  depreciation of investments                         133           648        3,597,470          72          120
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           130           633        6,165,430          57          124
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          3,541        24,861        3,216,722      24,355          825
Net transfers(1)                                    1,801           746      (65,663,503)      1,809        2,000
Transfers for policy loans                             --            --           (4,038)         --           --
Adjustments to net assets allocated to
  contracts in payment period                          --            --               --          --           --
Contract charges                                       --            --         (154,917)         --           --
Contract terminations:
    Surrender benefits                                 --           (12)      (2,279,065)        (74)          --
    Death benefits                                     --            --         (309,727)         --           --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      5,342        25,595      (65,194,528)     26,090        2,825
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --            --       71,928,458          --           --
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $5,472       $26,228     $ 12,899,360     $26,147       $2,949
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --            --       61,312,606          --           --
Contract purchase payments                          2,659        20,553        2,910,261      23,540           --
Net transfers(1)                                    1,477           639      (55,283,593)      1,808        1,743
Transfers for policy loans                             --            --           (3,284)         --           --
Contract charges                                       --            --         (125,368)         --           --
Contract terminations:
    Surrender benefits                                 --            --       (1,458,274)         --           --
    Death benefits                                     --            --         (244,024)         --           --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    4,136        21,192        7,108,324      25,348        1,743
-------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.


See accompanying notes to financial statements.


 188    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                 WF ADV VT
                                                   VP WF SHORT                                  INDEX ASSET     WF ADV VT
                                                 DURATION GOVT,      WANGER         WANGER         ALLOC,       INTL EQ,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               CL 2(2)          INTL            USA           CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                      $  (242)     $    248,645   $   (321,366)   $   28,080   $    171,520
Net realized gain (loss) on sales of
  investments                                              1           388,749       (569,100)     (152,446)     2,853,071
Distributions from capital gains                          --                --             --            --        667,833
Net change in unrealized appreciation or
  depreciation of investments                            221         3,255,543      6,971,447       472,985     (6,389,724)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (20)        3,892,937      6,080,981       348,619     (2,697,300)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            59,032         2,007,863      1,542,084        56,444      2,502,443
Net transfers(1)                                       2,730       (32,285,335)   (23,643,328)     (459,376)   (42,954,721)
Transfers for policy loans                                --            (7,933)           173         1,653         (3,521)
Adjustments to net assets allocated to
  contracts in payment period                             --              (921)        (2,760)           --         18,813
Contract charges                                          --           (89,575)       (66,618)       (2,518)      (101,896)
Contract terminations:
    Surrender benefits                                   (75)       (2,913,173)    (3,566,714)     (460,952)      (817,790)
    Death benefits                                        --          (182,234)      (189,521)      (37,233)      (287,147)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        61,687       (33,471,308)   (25,926,684)     (901,982)   (41,643,819)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --        54,405,189     49,377,482     3,549,452     49,158,126
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $61,667      $ 24,826,818   $ 29,531,779    $2,996,089   $  4,817,007
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --        40,051,641     37,983,027     3,209,232     52,576,663
Contract purchase payments                            58,133         1,641,337      1,331,261        49,386      2,804,679
Net transfers(1)                                       2,716       (26,442,071)   (20,351,483)     (410,676)   (50,070,755)
Transfers for policy loans                                --            (4,686)         1,316         1,545         (4,122)
Contract charges                                          --           (66,604)       (53,512)       (2,215)      (108,944)
Contract terminations:
    Surrender benefits                                    --        (1,770,676)    (2,208,383)     (405,298)      (814,881)
    Death benefits                                        --          (132,956)      (164,471)      (33,211)      (308,075)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      60,849        13,275,985     16,537,755     2,408,763      4,074,565
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


(2)    For the period July 19, 2010 (commencement of operations) to Dec. 31,
       2010.


See accompanying notes to financial statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    189

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         WF ADV VT    WF ADV VT
                                                                           OPP,      SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                       CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                                         $   (2,834)   $  (52,154)
Net realized gain (loss) on sales of investments                           (71,102)      (40,816)
Distributions from capital gains                                                --            --
Net change in unrealized appreciation or depreciation of investments       582,936     1,425,206
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            509,000     1,332,236
------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                  40,909       198,657
Net transfers(1)                                                           (83,648)     (148,012)
Transfers for policy loans                                                     359         1,321
Adjustments to net assets allocated to contracts in payment period              --            --
Contract charges                                                            (1,215)       (3,020)
Contract terminations:
    Surrender benefits                                                    (374,104)     (745,027)
    Death benefits                                                              --       (12,336)
------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                            (417,699)     (708,417)
------------------------------------------------------------------------------------------------
Net assets at beginning of year                                          2,491,520     5,712,729
------------------------------------------------------------------------------------------------
Net assets at end of year                                               $2,582,821    $6,336,548
------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                   2,007,372     4,677,412
Contract purchase payments                                                  32,024       150,233
Net transfers(1)                                                           (69,319)     (127,090)
Transfers for policy loans                                                     188           843
Contract charges                                                              (932)       (2,346)
Contract terminations:
    Surrender benefits                                                    (274,556)     (561,933)
    Death benefits                                                              --        (8,953)
------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         1,694,777     4,128,166
------------------------------------------------------------------------------------------------






(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.


See accompanying notes to financial statements.


 190    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION


RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.


The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.


RiverSource Retirement Advisor Variable Annuity(R) (RAVA)

RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage)

RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select)

RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
Plus)
RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity (RAVA 4
Advantage)
RiverSource Retirement Advisor 4 Select(R) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(R) Variable Annuity (RAVA 4 Access)



RiverSource(R) RAVA 5 Advantage Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012)


RiverSource(R) RAVA 5 Select Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012)


RiverSource(R) RAVA 5 Access Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012)


RiverSource(R) RAVA 5 Advantage Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)


RiverSource(R) RAVA 5 Select Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)


RiverSource(R) RAVA 5 Access Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)


RiverSource(R) Flexible Portfolio Annuity (FPA)*



   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.


The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.




DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
AB VPS Global Thematic Gro, Cl B   AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VP SRI Bal                 Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3                   Columbia Variable Portfolio - Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 2             Columbia Variable Portfolio - Cash Management Fund (Class 2)
Col VP Cash Mgmt, Cl 3             Columbia Variable Portfolio - Cash Management Fund (Class 3)
Col VP Div Bond, Cl 2              Columbia Variable Portfolio - Diversified Bond Fund (Class 2)
Col VP Div Bond, Cl 3              Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
Col VP Div Eq Inc, Cl 2            Columbia Variable Portfolio - Diversified Equity Income Fund (Class 2)
Col VP Div Eq Inc, Cl 3            Columbia Variable Portfolio - Diversified Equity Income Fund (Class 3)
Col VP Dyn Eq, Cl 2                Columbia Variable Portfolio - Dynamic Equity Fund (Class 2)
Col VP Dyn Eq, Cl 3                Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)

-





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    191

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Col VP Emer Mkts Opp, Cl 2         Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 2)
Col VP Emer Mkts Opp, Cl 3         Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3)
Col VP Global Bond, Cl 2           Columbia Variable Portfolio - Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3           Columbia Variable Portfolio - Global Bond Fund (Class 3)
Col VP Global Inflation Prot Sec,  Columbia Variable Portfolio - Global Inflation Protected Securities Fund
  Cl 2                               (Class 2)
Col VP Global Inflation Prot Sec,  Columbia Variable Portfolio - Global Inflation Protected Securities Fund
  Cl 3                               (Class 3)
Col VP Hi Inc, Cl 2                Columbia Variable Portfolio - High Income Fund (Class 2)
Col VP Hi Yield Bond, Cl 2         Columbia Variable Portfolio - High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3         Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2               Columbia Variable Portfolio - Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3               Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
Col VP Intl Opp, Cl 2              Columbia Variable Portfolio - International Opportunity Fund (Class 2)
Col VP Intl Opp, Cl 3              Columbia Variable Portfolio - International Opportunity Fund (Class 3)
Col VP Lg Cap Gro, Cl 2            Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3            Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
Col VP Limited Duration Cr, Cl 2   Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)
Col VP Marsico Gro, Cl 1           Columbia Variable Portfolio - Marsico Growth Fund (Class 1)
Col VP Marsico Intl Opp, Cl 2      Columbia Variable Portfolio - Marsico International Opportunities Fund
                                     (Class 2)
Col VP Mid Cap Gro Opp, Cl 2       Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 2)
Col VP Mid Cap Gro Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3)
Col VP Mid Cap Val Opp, Cl 2       Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 2)
Col VP Mid Cap Val Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3)
Col VP S&P 500, Cl 3               Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
Col VP Select Lg Cap Val, Cl 2     Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3     Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2     Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3     Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)
Col VP Short Duration, Cl 2        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 2)
Col VP Short Duration, Cl 3        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 3)
Col VP Strategic Inc, Cl 2         Columbia Variable Portfolio - Strategic Income Fund (Class 2)(1)
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Invesco VI Cap Appr, Ser I         Invesco V.I. Capital Appreciation Fund, Series I Shares(2)
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares(3)
Invesco VI Cap Dev, Ser I          Invesco V.I. Capital Development Fund, Series I Shares(4)(5)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares(6)
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I         Invesco V.I. Diversified Dividend Fund, Series I Shares(7)
                                     (previously Invesco V.I. Dividend Growth Fund, Series I Shares)
Invesco VI Div Divd, Ser II        Invesco V.I. Diversified Dividend Fund, Series II Shares(8)
                                     (previously Invesco V.I. Dividend Growth Fund, Series II Shares)
Invesco VI Global Hlth, Ser II     Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I             Invesco V.I. Technology Fund, Series I Shares
Invesco VanK VI Comstock, Ser II   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
LM CB Var Sm Cap Gro, Cl I         Legg Mason ClearBridge Variable Small Cap Growth Portfolio - Class I
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class

-





 192    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II      Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II          Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl, Cl S                  Neuberger Berman Advisers Management Trust International Portfolio (Class
                                     S)
NB AMT Soc Responsive, Cl S        Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
                                     (Class S)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Srv
Oppen Main St Sm Mid Cap VA, Serv  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service Shares
Oppen Val VA, Serv                 Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA        Putnam VT Multi-Cap Growth Fund - Class IA Shares
Put VT Multi-Cap Gro, Cl IB        Putnam VT Multi-Cap Growth Fund - Class IB Shares(9)
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Third Ave Val                      Third Avenue Value Portfolio
VP Aggr, Cl 2                      Variable Portfolio - Aggressive Portfolio (Class 2)(10)
VP Aggr, Cl 4                      Variable Portfolio - Aggressive Portfolio (Class 4)
VP AC Div Bond, Cl 2               Variable Portfolio - American Century Diversified Bond Fund (Class 2)
VP AC Gro, Cl 2                    Variable Portfolio - American Century Growth Fund (Class 2)
VP Col Wanger Intl Eq, Cl 2        Variable Portfolio - Columbia Wanger International Equities Fund (Class 2)
VP Col Wanger US Eq, Cl 2          Variable Portfolio - Columbia Wanger U.S. Equities Fund (Class 2)
VP Conserv, Cl 2                   Variable Portfolio - Conservative Portfolio (Class 2)(11)
VP Conserv, Cl 4                   Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 2          Variable Portfolio - Davis New York Venture Fund (Class 2)
VP Davis NY Venture, Cl 3          Variable Portfolio - Davis New York Venture Fund (Class 3)
VP DFA Intl Val, Cl 2              Variable Portfolio - DFA International Value Fund (Class 2)
                                     (previously Variable Portfolio - AllianceBerstein International Value
                                     Fund (Class 2))
VP EV Floating Rate Inc, Cl 2      Variable Portfolio - Eaton Vance Floating-Rate Income Fund (Class 2)
VP GS Mid Cap Val, Cl 2            Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 2)
VP GS Mid Cap Val, Cl 3            Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Invesco Intl Gro, Cl 2          Variable Portfolio - Invesco International Growth Fund (Class 2)
VP JPM Core Bond, Cl 2             Variable Portfolio - J.P. Morgan Core Bond Fund (Class 2)
VP Jennison Mid Cap Gro, Cl 2      Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2)
VP Marsico Gro, Cl 2               Variable Portfolio - Marsico Growth Fund (Class 2)
VP MFS Val, Cl 2                   Variable Portfolio - MFS Value Fund (Class 2)
VP Mod, Cl 2                       Variable Portfolio - Moderate Portfolio (Class 2)(12)
VP Mod, Cl 4                       Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2                  Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(13)
VP Mod Aggr, Cl 4                  Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2               Variable Portfolio - Moderately Conservative Portfolio (Class 2)(14)
VP Mod Conserv, Cl 4               Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP MS Global Real Est, Cl 2        Variable Portfolio - Morgan Stanley Global Real Estate Fund (Class 2)
VP NFJ Divd Val, Cl 2              Variable Portfolio - NFJ Dividend Value Fund (Class 2)
VP Nuveen Winslow Lg Cap Gro, Cl   Variable Portfolio - Nuveen Winslow Large Cap Growth Fund (Class 2)
  2
VP Ptnrs Sm Cap Gro, Cl 2          Variable Portfolio - Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2          Variable Portfolio - Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3          Variable Portfolio - Partners Small Cap Value Fund (Class 3)
VP PIMCO Mortgage Backed Sec, Cl   Variable Portfolio - PIMCO Mortgage-Backed Securities Fund (Class 2)
  2
VP Pyramis Intl Eq, Cl 2           Variable Portfolio - Pyramis(R) International Equity Fund (Class 2)
VP WF Short Duration Govt, Cl 2    Variable Portfolio - Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Index Asset Alloc, Cl 2  Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
WF Adv VT Intl Eq, Cl 2            Wells Fargo Advantage VT International Equity Fund - Class 2(15)
WF Adv VT Opp, Cl 2                Wells Fargo Advantage VT Opportunity Fund - Class 2(16)
WF Adv VT Sm Cap Gro, Cl 2         Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
--------------------------------------------------------------------------------------------------------------






    (1) RiverSource Variable Portfolio - Strategic Income Fund (Class 2) merged into Columbia Variable Portfolio - Strategic Income Fund, Class 2 on April 29, 2011.


    (2) Invesco V.I. Capital Appreciation Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series I Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series I Shares.




    (3) Invesco V.I. Capital Appreciation Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares on April 27, 2012. In addition, Invesco Van Kampen V.I. Capital Growth Fund, Series II Shares changed its name to Invesco Van Kampen V.I. American Franchise Fund, Series II Shares.




    (4) Invesco V.I. Capital Development Fund, Series I Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I Shares on April 27, 2012.




    (5) Invesco V.I. Dynamics Fund, Series I Shares merged into Invesco V.I. Capital Development Fund, Series I Shares on April 29, 2011.




    (6) Invesco V.I. Capital Development Fund, Series II Shares is scheduled to be merged into Invesco Van Kampen V.I. Mid Cap Growth Fund, Series II Shares on April 27, 2012.




    (7) Invesco V.I. Financial Services Fund, Series I Shares merged into Invesco V.I. Diversified Dividend Fund, Series I Shares on April 29, 2011.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    193

    (8) Invesco V.I. Financial Services Fund, Series II Shares merged into Invesco V.I. Diversified Dividend Fund, Series II Shares on April 29, 2011.


    (9) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund -- Class IB Shares on Sept. 24, 2010.




   (10) Disciplined Asset Allocation Portfolios - Aggressive merged into Variable Portfolio - Aggressive Portfolio (Class 2) on April 29, 2011.




   (11) Disciplined Asset Allocation Portfolios - Conservative merged into Variable Portfolio - Conservative Portfolio (Class 2) on April 29, 2011.




   (12) Disciplined Asset Allocation Portfolios - Moderate merged into Variable Portfolio -- Moderate Portfolio (Class 2) on April 29, 2011.




   (13) Disciplined Asset Allocation Portfolios - Moderately Aggressive merged into Variable Portfolio - Moderately Aggressive Portfolio (Class 2) on April 29, 2011.




   (14) Disciplined Asset Allocation Portfolios - Moderately Conservative merged into Variable Portfolio - Moderately Conservative Portfolio (Class 2) on April 29, 2011.




   (15) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.




   (16) Wells Fargo Advantage VT Core Equity Fund - Class 2 merged into Wells Fargo Advantage VT Opportunity Fund - Class 2 on Aug. 26, 2011.


The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.


RiverSource Life of NY serves as issuer of the contract.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:


          Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



          Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



          Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2011.


VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 20, 2012. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.



 194    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.


3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.




PRODUCT                            MORTALITY AND EXPENSE RISK FEE
---------------------------------------------------------------------------------------------
RAVA                               0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Advantage                     0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select                        1.00% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Advantage Plus                0.55% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select Plus                   0.75% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Advantage                   0.85% to 1.05%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Select                      1.10% to 1.30%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Access                      1.25% to 1.45%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 5 Advantage (Offered for
  contract applications signed on  0.95% to 1.40%
  or after April 30, 2012)         (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 5 Select (Offered for
  contract applications signed on  1.30% to 1.65%
  or after April 30, 2012)         (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 5 Access (Offered for
  contract applications signed on  1.45% to 1.80%
  or after April 30, 2012)         (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 5 Advantage (Offered for
  contract applications signed     0.85% to 1.30%
  prior to April 30, 2012)         (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 5 Select (Offered for
  contract applications signed     1.20% to 1.55%
  prior to April 30, 2012)         (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 5 Access (Offered for
  contract applications signed     1.35% to 1.70%
  prior to April 30, 2012)         (depending on the contract selected)
---------------------------------------------------------------------------------------------
FPA                                1.25%
---------------------------------------------------------------------------------------------




4. CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.


5. SURRENDER CHARGES

RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.


6. RELATED PARTY TRANSACTIONS


RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).


On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment

                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    195

Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.




FEE AGREEMENT:                                  FEES PAID TO:
----------------------------------------------------------------------------------------------
Investment Management Services Agreement        Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------
Administrative Services Agreement               Columbia Management Investment Advisers, LLC
----------------------------------------------------------------------------------------------
Transfer Agency and Servicing Agreement         Columbia Management Investment Services Corp.
----------------------------------------------------------------------------------------------
Plan and Agreement of Distribution Pursuant to  Columbia Management Investment Distributors,
  Rule 12b-1                                    Inc.
----------------------------------------------------------------------------------------------



During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life of NY's general account to affiliated funds.


7. INVESTMENT TRANSACTIONS

The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2011 were as follows:




DIVISION                               PURCHASES
---------------------------------------------------
AB VPS Global Thematic Gro, Cl B       $    419,426
AB VPS Gro & Inc, Cl B                      711,098
AB VPS Intl Val, Cl B                     1,537,015
AB VPS Lg Cap Gro, Cl B                      56,202
AC VP Intl, Cl I                             25,015
AC VP Intl, Cl II                           191,572
AC VP Mid Cap Val, Cl II                    726,668
AC VP Ultra, Cl II                          256,908
AC VP Val, Cl I                              89,123
AC VP Val, Cl II                          1,853,736
Calvert VP SRI Bal                           85,186
Col VP Bal, Cl 3                            580,380
Col VP Cash Mgmt, Cl 2                    1,676,037
Col VP Cash Mgmt, Cl 3                   21,228,744
Col VP Div Bond, Cl 2                       641,869
Col VP Div Bond, Cl 3                     7,541,181
Col VP Div Eq Inc, Cl 2                     147,228
Col VP Div Eq Inc, Cl 3                   1,550,935
Col VP Dyn Eq, Cl 2                             271
Col VP Dyn Eq, Cl 3                         537,467
Col VP Emer Mkts Opp, Cl 2                  188,447
Col VP Emer Mkts Opp, Cl 3                2,711,597
Col VP Global Bond, Cl 2                    330,194
Col VP Global Bond, Cl 3                  2,329,404
Col VP Global Inflation Prot Sec, Cl
  2                                         259,759
Col VP Global Inflation Prot Sec, Cl
  3                                       5,018,494
Col VP Hi Inc, Cl 2                       3,823,181
Col VP Hi Yield Bond, Cl 2                  205,110
Col VP Hi Yield Bond, Cl 3                3,039,771
Col VP Inc Opp, Cl 2                        210,710
Col VP Inc Opp, Cl 3                      3,183,107
Col VP Intl Opp, Cl 2                       113,581
Col VP Intl Opp, Cl 3                       789,765
Col VP Lg Cap Gro, Cl 2                         112
Col VP Lg Cap Gro, Cl 3                     301,455
Col VP Limited Duration Cr, Cl 2            128,744
Col VP Marsico Gro, Cl 1                  1,225,372
Col VP Marsico Intl Opp, Cl 2               461,621
Col VP Mid Cap Gro Opp, Cl 2                 26,604
Col VP Mid Cap Gro Opp, Cl 3                398,773
Col VP Mid Cap Val Opp, Cl 2                 35,351
Col VP Mid Cap Val Opp, Cl 3                346,051
Col VP S&P 500, Cl 3                        648,221
Col VP Select Lg Cap Val, Cl 2               23,142
Col VP Select Lg Cap Val, Cl 3              481,456
Col VP Select Sm Cap Val, Cl 2               22,033
Col VP Select Sm Cap Val, Cl 3              317,862
Col VP Short Duration, Cl 2                 210,089
Col VP Short Duration, Cl 3               3,921,230
Col VP Strategic Inc, Cl 2                  224,911
CS Commodity Return                       1,297,010
Drey VIF Intl Eq, Serv                       51,753
EV VT Floating-Rate Inc                   3,605,995
Fid VIP Contrafund, Serv Cl 2             2,732,469
Fid VIP Gro & Inc, Serv Cl                   83,845
Fid VIP Gro & Inc, Serv Cl 2                765,861
Fid VIP Mid Cap, Serv Cl                     70,644
Fid VIP Mid Cap, Serv Cl 2                1,868,819
Fid VIP Overseas, Serv Cl                    30,268
Fid VIP Overseas, Serv Cl 2                 809,043
FTVIPT Frank Global Real Est, Cl 2        1,351,512
FTVIPT Frank Sm Cap Val, Cl 2               716,490
FTVIPT Mutual Shares Sec, Cl 2            1,081,230
GS VIT Mid Cap Val, Inst                    520,129
GS VIT Structd Sm Cap Eq, Inst                8,754
GS VIT Structd U.S. Eq, Inst                463,577
Invesco VI Cap Appr, Ser I                    6,707
Invesco VI Cap Appr, Ser II                 202,301
Invesco VI Cap Dev, Ser I                   438,222
Invesco VI Cap Dev, Ser II                   90,129
Invesco VI Core Eq, Ser I                   297,494
Invesco VI Div Divd, Ser I                1,408,848
Invesco VI Div Divd, Ser II               1,226,152
Invesco VI Global Hlth, Ser II              433,121
Invesco VI Intl Gro, Ser II                 704,002
Invesco VI Tech, Ser I                      320,204
Invesco VanK VI Comstock, Ser II            842,212
Janus Aspen Enterprise, Serv                 17,630
Janus Aspen Global Tech, Serv                83,079
Janus Aspen Janus, Serv                     625,312
Janus Aspen Overseas, Serv                  463,301
LM CB Var Sm Cap Gro, Cl I                  130,095
MFS Inv Gro Stock, Serv Cl                  343,201
MFS New Dis, Serv Cl                        921,726
MFS Utilities, Serv Cl                    1,429,181
MS UIF Global Real Est, Cl II               815,488
MS UIF Mid Cap Gro, Cl II                   800,496
NB AMT Intl, Cl S                           420,966
NB AMT Soc Responsive, Cl S                  61,188
Oppen Global Sec VA, Serv                 1,258,776
Oppen Global Strategic Inc VA, Srv        4,126,016
Oppen Main St Sm Mid Cap VA, Serv           299,883
Oppen Val VA, Serv                           48,426
PIMCO VIT All Asset, Advisor Cl           6,330,542
Put VT Global Hlth Care, Cl IB              162,127
Put VT Intl Eq, Cl IB                       153,799
Put VT Multi-Cap Gro, Cl IA                 113,653
Put VT Multi-Cap Gro, Cl IB                  60,603
Royce Micro-Cap, Invest Cl                   66,960
Third Ave Val                                61,124
VP Aggr, Cl 2                            25,301,452
VP Aggr, Cl 4                            14,355,224



 196    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

DIVISION                               PURCHASES
---------------------------------------------------
VP AC Div Bond, Cl 2                   $    118,477
VP AC Gro, Cl 2                              41,959
VP Col Wanger Intl Eq, Cl 2                 114,755
VP Col Wanger US Eq, Cl 2                    73,618
VP Conserv, Cl 2                         36,239,241
VP Conserv, Cl 4                         52,464,164
VP Davis NY Venture, Cl 2                    86,054
VP Davis NY Venture, Cl 3                   579,793
VP DFA Intl Val, Cl 2                        72,045
VP EV Floating Rate Inc, Cl 2               423,001
VP GS Mid Cap Val, Cl 2                     135,270
VP GS Mid Cap Val, Cl 3                      95,672
VP Invesco Intl Gro, Cl 2                   155,468
VP JPM Core Bond, Cl 2                       69,795
VP Jennison Mid Cap Gro, Cl 2                53,871
VP Marsico Gro, Cl 2                         83,625
VP MFS Val, Cl 2                             77,750
VP Mod, Cl 2                            183,095,190
VP Mod, Cl 4                             44,458,209
VP Mod Aggr, Cl 2                       108,573,086
VP Mod Aggr, Cl 4                        36,486,144
VP Mod Conserv, Cl 2                     54,681,124
VP Mod Conserv, Cl 4                     28,887,968
VP MS Global Real Est, Cl 2                 110,428
VP NFJ Divd Val, Cl 2                       134,837
VP Nuveen Winslow Lg Cap Gro, Cl 2           45,017
VP Ptnrs Sm Cap Gro, Cl 2                    31,230
VP Ptnrs Sm Cap Val, Cl 2                    72,929
VP Ptnrs Sm Cap Val, Cl 3                   597,725
VP PIMCO Mortgage Backed Sec, Cl 2           44,902
VP Pyramis Intl Eq, Cl 2                     24,711
VP WF Short Duration Govt, Cl 2             126,560
Wanger Intl                               3,066,347
Wanger USA                                3,590,401
WF Adv VT Index Asset Alloc, Cl 2           268,946
WF Adv VT Intl Eq, Cl 2                     520,215
WF Adv VT Opp, Cl 2                       2,774,918
WF Adv VT Sm Cap Gro, Cl 2                  469,262
---------------------------------------------------




8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2011:




                                                AB VPS
                                            GLOBAL THEMATIC       AB VPS            AB VPS            AB VPS             AC VP
                                                 GRO,           GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.97             $1.09             $0.89             $  --             $  --
0.75%                                             0.96              1.12              1.35                --              0.86
0.85%                                             1.04              1.01              0.66              1.09                --
0.95%                                             0.95              1.10              1.32              1.16              0.84
1.00%                                             0.95              1.40              1.47                --                --
1.05%                                             1.03              0.99              0.65              1.08                --
1.10%                                             1.02              0.99              0.65              1.08                --
1.20%                                             0.93              1.37              1.44              1.15                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.01              0.98              0.64              1.07                --
1.30%                                             1.01              0.98              0.64              1.06                --
1.35%                                               --                --                --              1.15                --
1.45%                                             1.00              0.97              0.63              1.06                --
1.55%                                               --                --                --              1.15                --
1.60%                                               --                --                --              1.15                --
1.70%                                               --                --                --              1.15                --
-----------------------------------------------------------------------------------------------------------------------------------


                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,         MID CAP VAL,         ULTRA,             VAL,              VAL,
SUBACCOUNT                                       CL II             CL II             CL II             CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.24             $1.02             $1.07             $  --             $1.17
0.75%                                             1.19              1.01              1.06              1.79              1.45
0.85%                                               --              1.26              1.16                --              1.06
0.95%                                             1.17              1.00              1.05              1.75              1.42
1.00%                                             1.56              1.00              1.04                --              1.56
1.05%                                               --              1.25              1.15                --              1.05
1.10%                                               --              1.24              1.14                --              1.04
1.20%                                             1.52              0.99              1.03                --              1.53
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.23              1.14                --              1.03
1.30%                                               --              1.23              1.13                --              1.03
1.35%                                               --                --                --                --              1.15
1.45%                                               --              1.22              1.12                --              1.02
1.55%                                               --                --                --                --              1.15
1.60%                                               --                --                --                --              1.15
1.70%                                               --                --                --                --              1.15
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    197

                                                CALVERT           COL VP            COL VP            COL VP            COL VP
                                                  VP               BAL,           CASH MGMT,        CASH MGMT,         DIV BOND,
SUBACCOUNT                                      SRI BAL            CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.17             $1.19             $  --             $1.11             $  --
0.75%                                             1.07              1.09                --              1.14                --
0.85%                                               --              1.09              0.99              1.05              1.07
0.95%                                             1.05              1.07              0.99              1.11              1.07
1.00%                                             1.34              1.41                --              1.06                --
1.05%                                               --              1.08              0.98              1.03              1.07
1.10%                                               --              1.08              0.98              1.03              1.07
1.20%                                             1.32              1.38              0.98              1.04              1.07
1.25%                                               --                --                --                --                --
1.25%                                               --              1.07                --              1.02                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.67                --              1.25                --
1.25%                                               --                --                --                --                --
1.30%                                               --              1.07              0.98              1.02              1.07
1.35%                                               --              1.15              0.98                --              1.07
1.45%                                               --              1.06              0.98              1.01              1.06
1.55%                                               --              1.15              0.98                --              1.06
1.60%                                               --              1.15              0.98                --              1.06
1.70%                                               --              1.15              0.98                --              1.06
-----------------------------------------------------------------------------------------------------------------------------------


                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               DIV BOND,        DIV EQ INC,       DIV EQ INC,         DYN EQ,           DYN EQ,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.34             $  --             $1.25             $  --             $1.11
0.75%                                             1.62                --              1.56                --              0.79
0.85%                                             1.30              1.14              0.99              1.26              1.01
0.95%                                             1.58              1.14              1.53              1.26              0.77
1.00%                                             1.41                --              1.88                --              1.29
1.05%                                             1.28              1.13              0.98              1.25              1.00
1.10%                                             1.28              1.13              0.98              1.25              1.00
1.20%                                             1.39              1.13              1.84              1.25              1.27
1.25%                                               --                --              1.49                --                --
1.25%                                             1.27                --              0.97                --              0.99
1.25%                                               --                --                --                --                --
1.25%                                             1.73                --                --                --              1.30
1.25%                                               --                --                --                --                --
1.30%                                             1.26              1.13              0.97              1.25              0.99
1.35%                                               --              1.13                --              1.25                --
1.45%                                             1.25              1.13              0.96              1.25              0.98
1.55%                                               --              1.13                --              1.25                --
1.60%                                               --              1.12                --              1.24                --
1.70%                                               --              1.12                --              1.24                --
-----------------------------------------------------------------------------------------------------------------------------------





 198    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                                                        COL VP
                                                COL VP            COL VP            COL VP            COL VP       GLOBAL INFLATION
                                            EMER MKTS OPP,    EMER MKTS OPP,     GLOBAL BOND,      GLOBAL BOND,        PROT SEC,
SUBACCOUNT                                       CL 2              CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.97             $  --             $1.34             $  --
0.75%                                               --              2.50                --              1.89                --
0.85%                                             0.95              1.31              1.08              1.32              1.11
0.95%                                             0.95              2.44              1.08              1.85              1.11
1.00%                                               --              3.03                --              1.60                --
1.05%                                             0.95              1.29              1.08              1.31              1.11
1.10%                                             0.95              1.29              1.08              1.30              1.10
1.20%                                             0.95              2.97              1.07              1.57              1.10
1.25%                                               --              1.67                --                --                --
1.25%                                               --              1.28                --              1.29                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --              1.85                --
1.25%                                               --                --                --                --                --
1.30%                                             0.95              1.27              1.07              1.29              1.10
1.35%                                             0.95                --              1.07                --              1.10
1.45%                                             0.95              1.26              1.07              1.28              1.10
1.55%                                             0.94                --              1.07                --              1.10
1.60%                                             0.94                --              1.07                --              1.10
1.70%                                             0.94                --              1.07                --              1.10
-----------------------------------------------------------------------------------------------------------------------------------


                                                COL VP
                                           GLOBAL INFLATION       COL VP            COL VP            COL VP            COL VP
                                               PROT SEC,          HI INC,       HI YIELD BOND,    HI YIELD BOND,       INC OPP,
SUBACCOUNT                                       CL 3              CL 2              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.35             $1.37             $  --             $1.58             $  --
0.75%                                             1.33              1.36                --              1.91                --
0.85%                                             1.29              1.36              1.13              1.44              1.13
0.95%                                             1.31              1.34              1.13              1.87              1.13
1.00%                                             1.30              1.34                --              2.14                --
1.05%                                             1.27              1.34              1.13              1.43              1.12
1.10%                                             1.27              1.34              1.13              1.42              1.12
1.20%                                             1.29              1.32              1.12              2.10              1.12
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --              1.41                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --              1.97                --
1.25%                                             1.26              1.33                --                --                --
1.30%                                             1.26              1.32              1.12              1.41              1.12
1.35%                                               --              1.02              1.12                --              1.12
1.45%                                             1.24              1.31              1.12              1.40              1.12
1.55%                                               --              1.01              1.12                --              1.12
1.60%                                               --              1.01              1.12                --              1.12
1.70%                                               --              1.01              1.12                --              1.11
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    199

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               INC OPP,          INTL OPP,         INTL OPP,        LG CAP GRO,       LG CAP GRO,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.54             $  --             $1.23             $  --             $1.07
0.75%                                             1.52                --              0.88                --              0.51
0.85%                                             1.45              1.04              0.95              1.16              0.99
0.95%                                             1.50              1.03              0.86              1.16              0.50
1.00%                                             1.49                --              1.62                --              1.22
1.05%                                             1.43              1.03              0.94              1.16              0.98
1.10%                                             1.43              1.03              0.94              1.15              0.97
1.20%                                             1.47              1.03              1.60              1.15              1.19
1.25%                                               --                --                --                --                --
1.25%                                               --                --              0.93                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.17                --                --
1.25%                                             1.41                --                --                --              0.97
1.30%                                             1.41              1.03              0.93              1.15              0.96
1.35%                                               --              1.03                --              1.15                --
1.45%                                             1.40              1.03              0.92              1.15              0.96
1.55%                                               --              1.03                --              1.15                --
1.60%                                               --              1.02                --              1.15                --
1.70%                                               --              1.02                --              1.14                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    COL VP            COL VP            COL VP
                                            COL VP LIMITED        COL VP            MARSICO           MID CAP           MID CAP
                                             DURATION CR,      MARSICO GRO,        INTL OPP,         GRO OPP,          GRO OPP,
SUBACCOUNT                                       CL 2              CL 1              CL 2              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.06             $0.84             $  --             $1.21
0.75%                                               --              1.05              0.83                --              1.29
0.85%                                             1.02              1.14              0.94              1.07              1.19
0.95%                                             1.02              1.04              0.82              1.07              1.26
1.00%                                               --              1.04              0.82                --              1.45
1.05%                                             1.02              1.13              0.93              1.07              1.18
1.10%                                             1.02              1.13              0.92              1.06              1.17
1.20%                                             1.02              1.02              0.81              1.06              1.43
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --              1.16
1.25%                                               --                --                --                --              0.99
1.25%                                               --                --                --                --                --
1.25%                                               --              1.12              0.92                --                --
1.30%                                             1.02              1.12              0.91              1.06              1.16
1.35%                                             1.02                --              1.01              1.06                --
1.45%                                             1.02              1.11              0.91              1.06              1.15
1.55%                                             1.01                --              1.00              1.06                --
1.60%                                             1.01                --              1.00              1.06                --
1.70%                                             1.01                --              1.00              1.06                --
-----------------------------------------------------------------------------------------------------------------------------------





 200    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                COL VP            COL VP
                                                MID CAP           MID CAP           COL VP         COL VP SELECT     COL VP SELECT
                                               VAL OPP,          VAL OPP,          S&P 500,         LG CAP VAL,       LG CAP VAL,
SUBACCOUNT                                       CL 2              CL 3              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.14             $1.15             $  --             $1.11
0.75%                                               --              1.26              0.95                --              1.10
0.85%                                             1.15              1.03              1.07              1.17              1.00
0.95%                                             1.14              1.24              0.93              1.17              1.08
1.00%                                               --              1.23              1.43                --              1.08
1.05%                                             1.14              1.02              1.06              1.17              0.99
1.10%                                             1.14              1.02              1.05              1.17              0.99
1.20%                                             1.14              1.22              1.41              1.17              1.06
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.01              1.04                --              0.98
1.30%                                             1.14              1.00              1.04              1.16              0.98
1.35%                                             1.14                --              1.18              1.16                --
1.45%                                             1.14              1.00              1.03              1.16              0.97
1.55%                                             1.13                --              1.18              1.16                --
1.60%                                             1.13                --              1.17              1.16                --
1.70%                                             1.13                --              1.17              1.16                --
-----------------------------------------------------------------------------------------------------------------------------------

                                             COL VP SELECT     COL VP SELECT        COL VP            COL VP            COL VP
                                              SM CAP VAL,       SM CAP VAL,     SHORT DURATION,   SHORT DURATION,   STRATEGIC INC,
SUBACCOUNT                                       CL 2              CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.12             $  --             $1.15             $  --
0.75%                                               --              1.32                --              1.30                --
0.85%                                             1.15              1.04              1.01              1.11              0.95
0.95%                                             1.15              1.29              1.00              1.27              0.95
1.00%                                               --              1.75                --              1.12                --
1.05%                                             1.15              1.03              1.00              1.10              0.95
1.10%                                             1.15              1.03              1.00              1.09              0.95
1.20%                                             1.15              1.71              1.00              1.10              0.95
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.02                --              1.08                --
1.30%                                             1.15              1.02              1.00              1.08              0.94
1.35%                                             1.15                --              1.00                --              0.94
1.45%                                             1.14              1.01              1.00              1.07              0.94
1.55%                                             1.14                --              1.00                --              0.94
1.60%                                             1.14                --              0.99                --              0.94
1.70%                                             1.14                --              0.99                --              0.94
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    201

                                                  CS             DREY VIF            EV VT            FID VIP           FID VIP
                                               COMMODITY         INTL EQ,        FLOATING-RATE      CONTRAFUND,       GRO & INC,
SUBACCOUNT                                      RETURN             SERV               INC            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.90             $  --             $1.20             $1.04             $  --
0.75%                                             0.89                --              1.19              1.03              1.02
0.85%                                             0.90              0.88              1.17              1.11                --
0.95%                                             0.88                --              1.17              1.02              1.00
1.00%                                             0.87                --              1.17              1.02                --
1.05%                                             0.89              0.87              1.16              1.10                --
1.10%                                             0.89              0.86              1.16              1.09                --
1.20%                                             0.86                --              1.16              1.00                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.88              0.86              1.15              1.08                --
1.30%                                             0.88              0.85              1.15              1.08                --
1.35%                                               --                --                --              1.15                --
1.45%                                             0.87              0.85              1.14              1.07                --
1.55%                                               --                --                --              1.15                --
1.60%                                               --                --                --              1.15                --
1.70%                                               --                --                --              1.15                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.13             $  --             $1.50             $  --             $1.09
0.75%                                             1.17              2.07              2.21              0.94              1.22
0.85%                                               --                --              1.20                --              0.86
0.95%                                             1.14              2.02              2.17              0.92              1.20
1.00%                                             1.34                --              2.33                --              1.51
1.05%                                               --                --              1.18                --              0.85
1.10%                                               --                --              1.18                --              0.85
1.20%                                             1.31                --              2.28                --              1.48
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --              1.17                --              0.84
1.30%                                               --                --              1.17                --              0.84
1.35%                                               --                --              1.09                --                --
1.45%                                               --                --              1.16                --              0.84
1.55%                                               --                --              1.09                --                --
1.60%                                               --                --              1.09                --                --
1.70%                                               --                --              1.08                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 202    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                             FTVIPT FRANK                           FTVIPT                              GS VIT
                                                GLOBAL         FTVIPT FRANK         MUTUAL            GS VIT            STRUCTD
                                               REAL EST,        SM CAP VAL,       SHARES SEC,      MID CAP VAL,       SM CAP EQ,
SUBACCOUNT                                       CL 2              CL 2              CL 2              INST              INST
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.86             $1.33             $1.18             $1.34             $  --
0.75%                                             1.59              2.24              1.32              2.34              1.47
0.85%                                             0.73              1.14              0.98                --                --
0.95%                                             1.56              2.19              1.29              2.29              1.44
1.00%                                             1.41              1.98              1.51              1.92                --
1.05%                                             0.72              1.13              0.97                --                --
1.10%                                             0.72              1.13              0.97                --                --
1.20%                                             1.38              1.94              1.48              1.89                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.71              1.12              0.96                --                --
1.30%                                             0.71              1.11              0.96                --                --
1.35%                                               --              1.24              1.09                --                --
1.45%                                             0.70              1.10              0.95                --                --
1.55%                                               --              1.23              1.09                --                --
1.60%                                               --              1.23              1.09                --                --
1.70%                                               --              1.23              1.09                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT            INVESCO           INVESCO           INVESCO           INVESCO
                                           STRUCTD U.S. EQ,    VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,
SUBACCOUNT                                       INST              SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.05             $  --             $0.93             $  --             $1.17
0.75%                                             0.91              0.55              0.89              1.16              1.29
0.85%                                             0.95                --              0.89                --              1.01
0.95%                                             0.89              0.54              0.87              1.13              1.26
1.00%                                             1.36                --              1.10              0.82              1.61
1.05%                                             0.94                --              0.88                --              0.99
1.10%                                             0.94                --              0.88                --              0.99
1.20%                                             1.33                --              1.08              0.82              1.58
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.93                --              0.87                --              0.98
1.30%                                             0.93                --              0.87                --              0.98
1.35%                                               --                --                --                --                --
1.45%                                             0.92                --              0.86                --              0.97
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    203

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                              VI CORE EQ,      VI DIV DIVD,      VI DIV DIVD,     VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                       SER I             SER I            SER II            SER II            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $0.92             $  --             $1.10             $1.30
0.75%                                               --              0.92                --              1.09              1.28
0.85%                                               --                --              0.92              1.14              1.12
0.95%                                               --              0.92                --              1.07              1.27
1.00%                                               --              0.92                --              1.07              1.26
1.05%                                               --                --              0.92              1.13              1.11
1.10%                                               --                --              0.91              1.13              1.11
1.20%                                               --              0.92                --              1.06              1.25
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.83                --              0.91              1.12              1.10
1.30%                                               --                --              0.91              1.11              1.10
1.35%                                               --                --                --                --                --
1.45%                                               --                --              0.91              1.11              1.09
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO        INVESCO VANK       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                               VI TECH,      VI COMSTOCK, SER     ENTERPRISE,      GLOBAL TECH,         JANUS,
SUBACCOUNT                                       SER I              II               SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.22             $1.09             $  --             $  --             $0.92
0.75%                                             0.83              1.08              0.69              0.52              0.91
0.85%                                               --              0.99                --                --              0.90
0.95%                                             0.82              1.06              0.67              0.51              0.90
1.00%                                             1.56              1.06                --              1.82              0.90
1.05%                                               --              0.98                --                --              0.90
1.10%                                               --              0.97                --                --              0.89
1.20%                                             1.53              1.04                --              1.79              0.89
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              0.97                --                --              0.89
1.30%                                               --              0.96                --                --              0.89
1.35%                                               --                --                --                --              1.09
1.45%                                               --              0.96                --                --              0.88
1.55%                                               --                --                --                --              1.09
1.60%                                               --                --                --                --              1.09
1.70%                                               --                --                --                --              1.08
-----------------------------------------------------------------------------------------------------------------------------------





 204    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                              JANUS ASPEN        LM CB VAR            MFS               MFS               MFS
                                               OVERSEAS,        SM CAP GRO,     INV GRO STOCK,       NEW DIS,         UTILITIES,
SUBACCOUNT                                       SERV              CL I             SERV CL           SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.07             $1.22             $1.46             $1.99
0.75%                                             1.30              1.06              0.71              1.10              2.18
0.85%                                               --              1.06              1.19                --              1.47
0.95%                                             1.27              1.05              0.70              1.08              2.14
1.00%                                             2.57              1.05              1.39              1.79              3.12
1.05%                                               --              1.05              1.17                --              1.46
1.10%                                               --              1.04              1.17                --              1.45
1.20%                                             2.51              1.04              1.36              1.76              3.13
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.04              1.16                --              1.44
1.30%                                               --              1.04              1.16                --              1.44
1.35%                                               --                --                --                --              1.23
1.45%                                               --              1.03              1.15                --              1.43
1.55%                                               --                --                --                --              1.23
1.60%                                               --                --                --                --              1.23
1.70%                                               --                --                --                --              1.22
-----------------------------------------------------------------------------------------------------------------------------------

                                                MS UIF                                                                   OPPEN
                                                GLOBAL            MS UIF            NB AMT            NB AMT            GLOBAL
                                               REAL EST,       MID CAP GRO,          INTL,        SOC RESPONSIVE,       SEC VA,
SUBACCOUNT                                       CL II             CL II             CL S              CL S              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                            $0.94             $1.21             $0.81             $  --             $1.29
0.75%                                             0.93              1.20              0.80                --              1.27
0.85%                                             0.95              1.38              0.91              1.14              1.06
0.95%                                             0.92              1.19              0.79              1.14              1.25
1.00%                                             0.92              1.18              0.79                --              1.25
1.05%                                             0.94              1.37              0.90              1.13              1.05
1.10%                                             0.94              1.37              0.89              1.12              1.04
1.20%                                             0.91              1.17              0.78              1.14              1.23
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             0.93              1.35              0.89              1.11              1.03
1.30%                                             0.92              1.35              0.88              1.11              1.03
1.35%                                               --              1.15                --              1.13              1.07
1.45%                                             0.92              1.34              0.88              1.10              1.02
1.55%                                               --              1.15                --              1.13              1.07
1.60%                                               --              1.15                --              1.13              1.07
1.70%                                               --              1.15                --              1.13              1.06
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    205

                                                 OPPEN             OPPEN                                                PUT VT
                                           GLOBAL STRATEGIC     MAIN ST SM           OPPEN             PIMCO            GLOBAL
                                                INC VA,         MID CAP VA,         VAL VA,       VIT ALL ASSET,      HLTH CARE,
SUBACCOUNT                                        SRV              SERV              SERV           ADVISOR CL           CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.39             $1.27             $  --             $1.29             $1.22
0.75%                                             1.37              1.26                --              1.28              1.13
0.85%                                             1.30              1.11              0.92              1.28                --
0.95%                                             1.35              1.24                --              1.26              1.10
1.00%                                             1.34              1.23                --              1.26              1.35
1.05%                                             1.29              1.10              0.91              1.26                --
1.10%                                             1.29              1.09              0.91              1.26                --
1.20%                                             1.32              1.22                --              1.25              1.32
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.28              1.09              0.90              1.25                --
1.30%                                             1.27              1.08              0.90              1.25                --
1.35%                                               --              1.18                --              1.07                --
1.45%                                             1.26              1.07              0.89              1.24                --
1.55%                                               --              1.18                --              1.06                --
1.60%                                               --              1.17                --              1.06                --
1.70%                                               --              1.17                --              1.06                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT             ROYCE
                                               INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,      MICRO-CAP,           THIRD
SUBACCOUNT                                       CL IB             CL IA             CL IB           INVEST CL          AVE VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.01             $  --             $1.07             $  --             $  --
0.75%                                             1.09                --              1.07              2.51              1.64
0.85%                                               --                --                --                --                --
0.95%                                             1.06                --              1.06              2.46              1.61
1.00%                                             1.34                --              1.06                --                --
1.05%                                               --                --                --                --                --
1.10%                                               --                --                --                --                --
1.20%                                             1.32                --              1.06                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.26                --                --                --
1.30%                                               --                --                --                --                --
1.35%                                               --                --                --                --                --
1.45%                                               --                --                --                --                --
1.55%                                               --                --                --                --                --
1.60%                                               --                --                --                --                --
1.70%                                               --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------





 206    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                                                        VP COL
                                                  VP                VP               VP AC             VP AC            WANGER
                                                 AGGR,             AGGR,           DIV BOND,           GRO,            INTL EQ,
SUBACCOUNT                                       CL 2              CI 4              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.08             $1.09             $  --             $  --             $  --
0.75%                                             1.08              1.08                --                --                --
0.85%                                             1.08              1.08              1.07              1.19              1.03
0.95%                                             1.08              1.08              1.06              1.19              1.03
1.00%                                             1.08              1.08                --                --                --
1.05%                                             1.07              1.08              1.06              1.19              1.03
1.10%                                             1.07              1.08              1.06              1.19              1.03
1.20%                                             1.07              1.07              1.06              1.18              1.03
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.07              1.07                --                --                --
1.30%                                             1.07              1.07              1.06              1.18              1.03
1.35%                                             1.11                --              1.06              1.18              1.03
1.45%                                             1.07              1.07              1.06              1.18              1.03
1.55%                                             1.11                --              1.05              1.18              1.02
1.60%                                             1.11                --              1.05              1.18              1.02
1.70%                                             1.11                --              1.05              1.17              1.02
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP COL              VP                VP             VP DAVIS          VP DAVIS
                                             WANGER US EQ,       CONSERV,          CONSERV,         NY VENTURE,       NY VENTURE,
SUBACCOUNT                                       CL 2              CL 2              CL 4              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $1.08             $1.08             $  --             $0.95
0.75%                                               --              1.07              1.07                --              0.94
0.85%                                             1.22              1.07              1.07              1.11              0.97
0.95%                                             1.21              1.07              1.07              1.11              0.93
1.00%                                               --              1.07              1.07                --              0.93
1.05%                                             1.21              1.07              1.07              1.11              0.95
1.10%                                             1.21              1.07              1.07              1.11              0.95
1.20%                                             1.21              1.06              1.06              1.11              0.92
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --              1.06              1.06                --              0.94
1.30%                                             1.21              1.06              1.06              1.11              0.94
1.35%                                             1.21              1.07                --              1.10                --
1.45%                                             1.21              1.06              1.06              1.10              0.93
1.55%                                             1.20              1.06                --              1.10                --
1.60%                                             1.20              1.06                --              1.10                --
1.70%                                             1.20              1.06                --              1.10                --
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    207

                                                                   VP EV
                                                VP DFA         FLOATING RATE         VP GS             VP GS          VP INVESCO
                                               INTL VAL,           INC,          MID CAP VAL,      MID CAP VAL,        INTL GRO,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $  --             $  --             $1.22             $  --
0.75%                                               --                --                --              1.20                --
0.85%                                             0.94              1.06              1.14              1.13              1.07
0.95%                                             0.94              1.06              1.14              1.19              1.07
1.00%                                               --                --                --              1.18                --
1.05%                                             0.94              1.05              1.14              1.11              1.07
1.10%                                             0.94              1.05              1.14              1.11              1.07
1.20%                                             0.94              1.05              1.13              1.17              1.07
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --              1.10                --
1.30%                                             0.94              1.05              1.13              1.10              1.06
1.35%                                             0.93              1.05              1.13                --              1.06
1.45%                                             0.93              1.05              1.13              1.09              1.06
1.55%                                             0.93              1.05              1.13                --              1.06
1.60%                                             0.93              1.05              1.13                --              1.06
1.70%                                             0.93              1.04              1.13                --              1.06
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP JPM          VP JENNISON           VP              VP MFS              VP
                                              CORE BOND,       MID CAP GRO,      MARSICO GRO,          VAL,              MOD,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $  --             $  --             $  --             $1.09
0.75%                                               --                --                --                --              1.09
0.85%                                             1.06              1.20              1.20              1.14              1.09
0.95%                                             1.06              1.20              1.20              1.14              1.09
1.00%                                               --                --                --                --              1.09
1.05%                                             1.06              1.20              1.19              1.14              1.08
1.10%                                             1.06              1.20              1.19              1.14              1.08
1.20%                                             1.06              1.20              1.19              1.14              1.08
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --              1.08
1.30%                                             1.06              1.19              1.19              1.14              1.08
1.35%                                             1.06              1.19              1.19              1.14              1.09
1.45%                                             1.06              1.19              1.19              1.13              1.08
1.55%                                             1.05              1.19              1.19              1.13              1.09
1.60%                                             1.05              1.19              1.18              1.13              1.09
1.70%                                             1.05              1.19              1.18              1.13              1.09
-----------------------------------------------------------------------------------------------------------------------------------





 208    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                  VP              VP MOD            VP MOD            VP MOD            VP MOD
                                                 MOD,              AGGR,             AGGR,           CONSERV,          CONSERV,
SUBACCOUNT                                       CL 4              CL 2              CL 4              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.09             $1.09             $1.09             $1.09             $1.09
0.75%                                             1.09              1.09              1.09              1.08              1.08
0.85%                                             1.09              1.09              1.09              1.08              1.08
0.95%                                             1.09              1.09              1.09              1.08              1.08
1.00%                                             1.09              1.08              1.09              1.08              1.08
1.05%                                             1.09              1.08              1.09              1.08              1.08
1.10%                                             1.08              1.08              1.08              1.08              1.08
1.20%                                             1.08              1.08              1.08              1.07              1.08
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.08              1.08              1.08              1.07              1.08
1.30%                                             1.08              1.08              1.08              1.07              1.07
1.35%                                               --              1.10                --              1.08                --
1.45%                                             1.08              1.08              1.08              1.07              1.07
1.55%                                               --              1.10                --              1.08                --
1.60%                                               --              1.10                --              1.08                --
1.70%                                               --              1.10                --              1.08                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                 VP MS                             VP NUVEEN
                                                GLOBAL            VP NFJ            WINSLOW          VP PTNRS          VP PTNRS
                                               REAL EST,         DIVD VAL,        LG CAP GRO,       SM CAP GRO,       SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $  --             $  --             $  --             $  --             $  --
0.75%                                               --                --                --                --                --
0.85%                                             1.07              1.20              1.22              1.27              1.17
0.95%                                             1.07              1.20              1.22              1.27              1.16
1.00%                                               --                --                --                --                --
1.05%                                             1.07              1.20              1.21              1.27              1.16
1.10%                                             1.07              1.20              1.21              1.27              1.16
1.20%                                             1.07              1.20              1.21              1.27              1.16
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.30%                                             1.07              1.20              1.21              1.26              1.16
1.35%                                             1.06              1.19              1.21              1.26              1.16
1.45%                                             1.06              1.19              1.21              1.26              1.16
1.55%                                             1.06              1.19              1.21              1.26              1.15
1.60%                                             1.06              1.19              1.21              1.26              1.15
1.70%                                             1.06              1.19              1.20              1.26              1.15
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    209

                                               VP PTNRS          VP PIMCO         VP PYRAMIS        VP WF SHORT
                                              SM CAP VAL,        MORTGAGE          INTL EQ,       DURATION GOVT,        WANGER
SUBACCOUNT                                       CL 3        BACKED SEC, CL 2        CL 2              CL 2              INTL
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.36             $  --             $  --             $  --             $1.76
0.75%                                             1.94                --                --                --              1.64
0.85%                                             1.17              1.05              1.01              1.02              1.19
0.95%                                             1.90              1.04              1.01              1.02              1.61
1.00%                                             2.03                --                --                --              3.05
1.05%                                             1.16              1.04              1.01              1.01              1.18
1.10%                                             1.16              1.04              1.01              1.01              1.18
1.20%                                             1.99              1.04              1.01              1.01              3.00
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.15                --                --                --              1.17
1.30%                                             1.14              1.04              1.01              1.01              1.16
1.35%                                               --              1.04              1.00              1.01                --
1.45%                                             1.14              1.04              1.00              1.01              1.16
1.55%                                               --              1.03              1.00              1.01                --
1.60%                                               --              1.03              1.00              1.01                --
1.70%                                               --              1.03              1.00              1.00                --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 WF ADV VT         WF ADV VT         WF ADV VT         WF ADV VT
                                                WANGER          INDEX ASSET        INTL EQ,            OPP,           SM CAP GRO,
SUBACCOUNT                                        USA           ALLOC, CL 2          CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                            $1.29             $  --             $1.13             $1.33             $1.54
0.75%                                             1.91              1.31              1.12              1.45              1.40
0.85%                                             1.16                --              0.88              1.22              1.44
0.95%                                             1.87              1.28              1.10              1.42              1.37
1.00%                                             1.99              1.47              1.10              1.85              2.27
1.05%                                             1.14                --              0.87              1.21              1.42
1.10%                                             1.14                --              0.87              1.21              1.42
1.20%                                             1.95              1.43              1.08              1.82              2.23
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                               --                --                --                --                --
1.25%                                             1.13                --              0.86              1.20              1.41
1.30%                                             1.13                --              0.86              1.19              1.40
1.35%                                               --                --                --              1.14              1.20
1.45%                                             1.12                --              0.85              1.18              1.39
1.55%                                               --                --                --              1.14              1.20
1.60%                                               --                --                --              1.14              1.20
1.70%                                               --                --                --              1.14              1.20
-----------------------------------------------------------------------------------------------------------------------------------





 210    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2011:




                                                AB VPS
                                                GLOBAL            AB VPS            AB VPS            AB VPS             AC VP
                                             THEMATIC GRO,      GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --                --            24,644               --                 --
0.75%                                            274,781         3,097,165         4,504,099               --            254,739
0.85%                                            457,394           296,836         1,875,674           94,054                 --
0.95%                                            113,766         1,662,213         2,343,682            7,577            318,961
1.00%                                             28,733           186,993           550,543               --                 --
1.05%                                            322,296           200,778           742,482           49,761                 --
1.10%                                             67,833            24,538           312,830           14,027                 --
1.20%                                             41,393           192,755           309,392            3,933                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                             23,941                --            84,490               --                 --
1.30%                                             20,960            75,064           321,928           13,637                 --
1.35%                                                 --                --                --              243                 --
1.45%                                              3,749            18,506            32,338               --                 --
1.55%                                                 --                --                --               --                 --
1.60%                                                 --                --                --               --                 --
1.70%                                                 --                --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,354,846         5,754,848        11,102,102          183,232            573,700
-----------------------------------------------------------------------------------------------------------------------------------


                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,         MID CAP VAL,         ULTRA,             VAL,              VAL,
SUBACCOUNT                                       CL II             CL II             CL II             CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --             4,206                --               --             29,885
0.75%                                            954,401         1,060,509           628,128          318,283          3,902,132
0.85%                                                 --         1,186,485           460,391               --          1,964,403
0.95%                                            596,147           522,061           345,669          249,461          2,764,793
1.00%                                             58,193            51,388           117,157               --            438,436
1.05%                                                 --           548,707           426,927               --            847,808
1.10%                                                 --            92,295             9,210               --            203,788
1.20%                                             26,012            75,325            61,572               --            349,579
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --                --                --               --                 --
1.25%                                                 --             4,414             4,339               --             16,343
1.30%                                                 --            93,894            13,507               --            126,732
1.35%                                                 --                --                --               --                 99
1.45%                                                 --            21,635             3,869               --             19,282
1.55%                                                 --                --                --               --                 --
1.60%                                                 --                --                --               --                 --
1.70%                                                 --                --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,634,753         3,660,919         2,070,769          567,744         10,663,280
-----------------------------------------------------------------------------------------------------------------------------------







                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    211

                                                CALVERT           COL VP            COL VP            COL VP            COL VP
                                                  VP               BAL,           CASH MGMT,        CASH MGMT,         DIV BOND,
SUBACCOUNT                                      SRI BAL            CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                              1,795                --                --            22,218                --
0.75%                                            867,545         1,726,995                --         6,770,322                --
0.85%                                                 --           549,273            69,232         2,527,438           118,253
0.95%                                            655,588           952,004            52,714         6,574,439           200,197
1.00%                                             20,600           140,555                --           410,235                --
1.05%                                                 --           126,494                --         2,274,567                --
1.10%                                                 --           170,343               440           478,096                --
1.20%                                             14,522           219,337           829,807           466,590            75,283
1.25%                                                 --                --                --                --                --
1.25%                                                 --            34,997                --            53,046                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --         2,959,982                --         3,383,410                --
1.25%                                                 --                --                --                --                --
1.30%                                                 --            72,149             6,559           384,643            34,421
1.35%                                                 --                --            17,023                --            43,569
1.45%                                                 --            19,268                --           238,248                --
1.55%                                                 --                --                --                --             4,773
1.60%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,560,050         6,971,397           975,775        23,583,252           476,496
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               DIV BOND,        DIV EQ INC,       DIV EQ INC,         DYN EQ,           DYN EQ,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                              7,333                --            11,939                --            30,789
0.75%                                         11,849,894                --         9,055,964                --         8,292,763
0.85%                                          5,199,165            20,007         3,667,222                --           129,910
0.95%                                          7,794,592            11,499         5,804,063                --         3,385,371
1.00%                                          2,331,596                --         1,013,165                --           493,205
1.05%                                          2,406,596                --         1,782,639                --           175,920
1.10%                                            424,232            60,716           329,741                --                --
1.20%                                          1,920,957            36,269           830,326                --           412,073
1.25%                                                 --                --         4,576,144                --                --
1.25%                                             69,098                --            56,323                --                --
1.25%                                                 --                --                --                --                --
1.25%                                          3,527,684                --                --                --         7,541,718
1.25%                                                 --                --                --                --                --
1.30%                                            743,603                --           476,465                --             2,130
1.35%                                                 --                --                --               229                --
1.45%                                            255,977                --            33,383                --                --
1.55%                                                 --             3,457                --                --                --
1.60%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         36,530,727           131,948        27,637,374               229        20,463,879
-----------------------------------------------------------------------------------------------------------------------------------





 212    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                                                        COL VP
                                                COL VP            COL VP            COL VP            COL VP       GLOBAL INFLATION
                                            EMER MKTS OPP,    EMER MKTS OPP,     GLOBAL BOND,      GLOBAL BOND,        PROT SEC,
SUBACCOUNT                                       CL 2              CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --            20,277               --              6,965               --
0.75%                                                 --         1,534,238               --          3,384,974               --
0.85%                                             15,072         1,312,429           80,980          1,638,699           58,199
0.95%                                            113,212         1,311,076          210,467          2,689,822          104,486
1.00%                                                 --           157,145               --            467,497               --
1.05%                                                 --         1,037,824               --            814,127               --
1.10%                                             27,453           268,942            9,958            117,122            7,233
1.20%                                             19,500           138,968           52,598            710,522           47,994
1.25%                                                 --         2,533,825               --                 --               --
1.25%                                                 --            37,996               --             14,203               --
1.25%                                                 --                --               --                 --               --
1.25%                                                 --                --               --            924,729               --
1.25%                                                 --                --               --                 --               --
1.30%                                                 --           144,452           14,684            290,257               --
1.35%                                                911                --           12,670                 --               --
1.45%                                                 --            43,720               --            115,329               --
1.55%                                                973                --            2,783                 --            7,541
1.60%                                                 --                --               --                 --               --
1.70%                                                 --                --               --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            177,121         8,540,892          384,140         11,174,246          225,453
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP
                                           GLOBAL INFLATION       COL VP            COL VP            COL VP            COL VP
                                               PROT SEC,          HI INC,       HI YIELD BOND,    HI YIELD BOND,       INC OPP,
SUBACCOUNT                                       CL 3              CL 2              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                             13,403                --               --                621               --
0.75%                                          5,080,890         1,052,119               --          3,985,392               --
0.85%                                          3,018,693           719,271           47,124            765,151           67,256
0.95%                                          3,253,447           721,361           87,743          2,820,632          151,484
1.00%                                            843,641           132,889               --            461,316               --
1.05%                                          1,412,951         1,462,882               --            485,022               --
1.10%                                            112,761           135,393            6,040            121,861               --
1.20%                                            861,249           268,788           20,020            235,770           36,270
1.25%                                                 --                --               --                 --               --
1.25%                                                 --                --               --              6,776               --
1.25%                                                 --                --               --                 --               --
1.25%                                                 --                --               --          1,954,687               --
1.25%                                              4,085               313               --                 --               --
1.30%                                            356,031           424,137           23,569            169,910            9,271
1.35%                                                 --             6,769            6,071                 --            6,265
1.45%                                             19,348            36,523               --             11,161               --
1.55%                                                 --                --               --                 --            2,706
1.60%                                                 --                --               --                 --               --
1.70%                                                 --                --               --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         14,976,499         4,960,445          190,567         11,018,299          273,252
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    213

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               INC OPP,          INTL OPP,         INTL OPP,        LG CAP GRO,       LG CAP GRO,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                             10,439                --            10,680              --               2,661
0.75%                                          2,366,822                --         1,288,054              --           3,822,520
0.85%                                          1,546,195            12,417           295,945              --             189,905
0.95%                                          2,014,452           109,255         1,154,426              --           2,190,649
1.00%                                            239,605                --            94,026              --             255,955
1.05%                                          1,054,464                --           222,290              --             123,497
1.10%                                             91,945                --            45,794              --              27,218
1.20%                                            264,190             5,032            81,170              --             116,553
1.25%                                                 --                --                --              --                  --
1.25%                                                 --                --               933              --                  --
1.25%                                                 --                --                --              --                  --
1.25%                                                 --                --         3,038,019              --                  --
1.25%                                             58,605                --                --              --               4,695
1.30%                                            151,643                --            26,308              --              40,840
1.35%                                                 --               163                --              94                  --
1.45%                                             33,816                --               708              --                 513
1.55%                                                 --                --                --              --                  --
1.60%                                                 --                --                --              --                  --
1.70%                                                 --                --                --              --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          7,832,176           126,867         6,258,353              94           6,775,006
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP                              COL VP            COL VP            COL VP
                                                LIMITED           COL VP            MARSICO           MID CAP           MID CAP
                                             DURATION CR,      MARSICO GRO,        INTL OPP,         GRO OPP,          GRO OPP,
SUBACCOUNT                                       CL 2              CL 1              CL 2              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --            19,138                --              --                 343
0.75%                                                 --         3,252,910           846,542              --             640,430
0.85%                                             12,072         2,770,733           548,355           3,826              83,146
0.95%                                             47,289         2,763,396           556,812          13,366             437,454
1.00%                                                 --           492,621           119,065              --              45,044
1.05%                                                 --         1,156,933           301,564              --             107,910
1.10%                                              2,101           271,928           171,748              --              11,541
1.20%                                             44,535           364,037           101,725              --              15,886
1.25%                                                 --                --                --              --                  --
1.25%                                                 --                --                --              --               3,787
1.25%                                                 --                --                --              --           2,215,199
1.25%                                                 --                --                --              --                  --
1.25%                                                 --             9,581             8,705              --                  --
1.30%                                                 --           186,936            74,512              --                  22
1.35%                                             13,032                --                --              81                  --
1.45%                                                 --            33,614             8,582              --               3,456
1.55%                                              6,912                --                --              --                  --
1.60%                                                 --                --                --              --                  --
1.70%                                                 --                --                --              --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            125,941        11,321,827         2,737,610          17,273           3,564,218
-----------------------------------------------------------------------------------------------------------------------------------





 214    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                COL VP            COL VP
                                                MID CAP           MID CAP           COL VP         COL VP SELECT     COL VP SELECT
                                               VAL OPP,          VAL OPP,          S&P 500,         LG CAP VAL,       LG CAP VAL,
SUBACCOUNT                                       CL 2              CL 3              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                               --               4,443               140                --               --
0.75%                                               --             969,815         2,864,458                --          255,517
0.85%                                           40,361             555,785           552,880                --          200,406
0.95%                                           22,632             695,163         2,436,514             8,832          195,769
1.00%                                               --             126,289           228,750                --           67,941
1.05%                                               --             429,555           165,881                --           30,561
1.10%                                               --             118,012            91,611             5,809           28,034
1.20%                                            6,876              69,225           223,355                --           10,375
1.25%                                               --                  --                --                --               --
1.25%                                               --                  --                --                --               --
1.25%                                               --                  --                --                --               --
1.25%                                               --                  --                --                --               --
1.25%                                               --               6,041                --                --            1,027
1.30%                                               --             123,483            46,343                --            3,094
1.35%                                               77                  --                --                --               --
1.45%                                               --              13,004             1,336                --           10,818
1.55%                                            1,704                  --                --                --               --
1.60%                                               --                  --                --                --               --
1.70%                                               --                  --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           71,650           3,110,815         6,611,268            14,641          803,542
-----------------------------------------------------------------------------------------------------------------------------------

                                             COL VP SELECT     COL VP SELECT        COL VP            COL VP            COL VP
                                              SM CAP VAL,       SM CAP VAL,     SHORT DURATION,   SHORT DURATION,   STRATEGIC INC,
SUBACCOUNT                                       CL 2              CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                               --                  --                --               833               --
0.75%                                               --             665,121                --         4,940,307               --
0.85%                                            4,495              56,753            46,915         1,874,798           52,249
0.95%                                           28,852             514,772           142,781         3,531,432          129,719
1.00%                                               --              81,777                --           615,094               --
1.05%                                               --              82,551                --           752,794               --
1.10%                                            6,714              28,797             3,134           359,675               --
1.20%                                               --              50,687                --           225,975           16,771
1.25%                                               --                  --                --                --               --
1.25%                                               --                  --                --                --               --
1.25%                                               --                  --                --                --               --
1.25%                                               --                  --                --                --               --
1.25%                                               --              11,550                --             7,712               --
1.30%                                               --              32,759                --           143,289           36,184
1.35%                                               97                  --            10,290                --              893
1.45%                                               --               1,658                --            91,001               --
1.55%                                               --                  --                --                --            3,191
1.60%                                               --                  --                --                --               --
1.70%                                               --                  --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           40,158           1,526,425           203,120        12,542,910          239,007
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    215

                                                  CS             DREY VIF            EV VT            FID VIP           FID VIP
                                               COMMODITY         INTL EQ,        FLOATING-RATE      CONTRAFUND,       GRO & INC,
SUBACCOUNT                                      RETURN             SERV               INC            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                             21,907                --             6,966            46,211                --
0.75%                                          1,205,638                --         2,928,006         7,348,567           618,984
0.85%                                            751,428           111,955         1,592,681         4,252,031                --
0.95%                                          1,105,982                --         1,961,297         4,126,141           732,250
1.00%                                            141,492                --           402,324           886,443                --
1.05%                                            359,140            67,702         1,216,971         2,110,668                --
1.10%                                            106,469            23,630           271,290           870,848                --
1.20%                                            136,776                --           389,173           904,480                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                             25,815             1,612           106,526            70,017                --
1.30%                                            121,449            26,366           495,761           752,144                --
1.35%                                                 --                --                --               322                --
1.45%                                             17,586             1,484           186,031            59,442                --
1.55%                                                 --                --                --                --                --
1.60%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,993,682           232,749         9,557,026        21,427,314         1,351,234
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --                --            42,691                --             3,445
0.75%                                          3,672,034           722,111         5,651,370           172,095         1,667,492
0.85%                                                 --                --         2,856,060                --           958,858
0.95%                                          2,621,324           771,735         3,168,004           301,540         1,200,142
1.00%                                            695,939                --           620,437                --           132,800
1.05%                                                 --                --         1,438,436                --           305,604
1.10%                                                 --                --           435,803                --           101,832
1.20%                                            418,924                --           423,356                --           119,651
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --            73,779                --            13,891
1.30%                                                 --                --           312,241                --            59,815
1.35%                                                 --                --               202                --                --
1.45%                                                 --                --            73,471                --            18,295
1.55%                                                 --                --                --                --                --
1.60%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          7,408,221         1,493,846        15,095,850           473,635         4,581,825
-----------------------------------------------------------------------------------------------------------------------------------





 216    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                             FTVIPT FRANK                           FTVIPT                              GS VIT
                                                GLOBAL         FTVIPT FRANK         MUTUAL            GS VIT            STRUCTD
                                               REAL EST,        SM CAP VAL,       SHARES SEC,      MID CAP VAL,       SM CAP EQ,
SUBACCOUNT                                       CL 2              CL 2              CL 2              INST              INST
                                           ----------------------------------------------------------------------------------------
0.55%                                             23,391             3,229             6,015            11,524                --
0.75%                                          1,774,491         1,721,676         3,384,893         2,712,286            31,354
0.85%                                            861,644         1,288,504         1,583,172                --                --
0.95%                                          1,222,049         1,037,853         2,218,680         2,010,560           158,431
1.00%                                            290,658           208,556           612,927           424,390                --
1.05%                                            508,272           557,783           948,982                --                --
1.10%                                             49,399           104,424           240,060                --                --
1.20%                                            166,905           114,603           349,855           324,526                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                              9,852             7,850            92,411                --                --
1.30%                                             93,534            47,488           296,716                --                --
1.35%                                                 --               323               263                --                --
1.45%                                             14,024            17,464            37,915                --                --
1.55%                                                 --                --                --                --                --
1.60%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          5,014,219         5,109,753         9,771,889         5,483,286           189,785
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT            INVESCO           INVESCO           INVESCO           INVESCO
                                           STRUCTD U.S. EQ,    VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,
SUBACCOUNT                                       INST              SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                             24,070                --            26,723                --                --
0.75%                                          3,618,810           146,016         2,781,299           227,704           390,050
0.85%                                            329,956                --           131,373                --           414,815
0.95%                                          1,846,701           310,380         1,054,679           196,557           153,792
1.00%                                            284,840                --           329,793                --             4,184
1.05%                                            236,194                --           114,289                --           243,650
1.10%                                             42,833                --             9,784                --             7,269
1.20%                                            215,200                --           358,503                --            13,832
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                             72,128                --             1,825                --            14,468
1.30%                                             13,322                --            10,427                --             9,808
1.35%                                                 --                --                --                --                --
1.45%                                             33,789                --             2,508                --             3,730
1.55%                                                 --                --                --                --                --
1.60%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          6,717,843           456,396         4,821,203           424,261         1,255,598
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    217

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                              VI CORE EQ,      VI DIV DIVD,       VI DIV DIVD     VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                       SER I             SER I            SER II            SER II            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --            10,666               --             42,683                --
0.75%                                                 --           550,246               --            471,090         1,103,061
0.85%                                                 --                --          524,886            527,417           857,543
0.95%                                                 --           385,986               --            283,371           907,448
1.00%                                                 --            32,737               --             12,858            68,090
1.05%                                                 --                --          369,114            452,906           533,826
1.10%                                                 --                --           31,827             17,116            78,876
1.20%                                                 --            13,955               --              9,712           131,400
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                          4,289,847                --            4,809              1,441            34,745
1.30%                                                 --                --           24,842             57,948           119,086
1.35%                                                 --                --               --                 --                --
1.45%                                                 --                --            4,603              4,981            72,264
1.55%                                                 --                --               --                 --                --
1.60%                                                 --                --               --                 --                --
1.70%                                                 --                --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          4,289,847           993,590          960,081          1,881,523         3,906,339
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO        INVESCO VANK       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                               VI TECH,      VI COMSTOCK, SER     ENTERPRISE,      GLOBAL TECH,         JANUS,
SUBACCOUNT                                       SER I              II               SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                             60,940            28,524               --                 --            10,035
0.75%                                            985,651         4,368,629          381,731          1,129,305         1,766,505
0.85%                                                 --           906,347               --                 --         2,266,318
0.95%                                            383,379         2,111,141          468,978            470,910           880,340
1.00%                                             48,179           606,611               --              9,928           136,743
1.05%                                                 --           372,168               --                 --           924,797
1.10%                                                 --           123,694               --                 --           100,853
1.20%                                             44,003           739,049               --             17,609           158,388
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --             5,847               --                 --            21,053
1.30%                                                 --           154,577               --                 --           151,276
1.35%                                                 --                --               --                 --               121
1.45%                                                 --            10,282               --                 --            73,564
1.55%                                                 --                --               --                 --                --
1.60%                                                 --                --               --                 --                --
1.70%                                                 --                --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,522,152         9,426,869          850,709          1,627,752         6,489,993
-----------------------------------------------------------------------------------------------------------------------------------





 218    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                              JANUS ASPEN        LM CB VAR            MFS               MFS               MFS
                                               OVERSEAS,        SM CAP GRO,     INV GRO STOCK,       NEW DIS,         UTILITIES,
SUBACCOUNT                                       SERV              CL I             SERV CL           SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --             3,667                --            10,039            36,140
0.75%                                          1,933,279            79,799         2,456,976         1,566,741         1,421,799
0.85%                                                 --           243,289           323,731                --           920,254
0.95%                                          1,453,123            62,329         1,895,068         1,079,024         1,432,897
1.00%                                             35,755               495           131,330            37,927           120,404
1.05%                                                 --           148,536           225,475                --           781,887
1.10%                                                 --            48,944            27,719                --            77,304
1.20%                                             71,110                --            31,851            25,381            79,133
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --             9,711                --            10,655
1.30%                                                 --             2,142            44,353                --           104,801
1.35%                                                 --                --                --                --               576
1.45%                                                 --             1,093             2,951                --            37,201
1.55%                                                 --                --                --                --                --
1.60%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,493,267           590,294         5,149,165         2,719,112         5,023,051
-----------------------------------------------------------------------------------------------------------------------------------

                                                MS UIF                                                                   OPPEN
                                                GLOBAL            MS UIF            NB AMT            NB AMT            GLOBAL
                                               REAL EST,       MID CAP GRO,          INTL,        SOC RESPONSIVE,       SEC VA,
SUBACCOUNT                                       CL II             CL II             CL S              CL S              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                             13,484             7,449               141                --             9,579
0.75%                                            930,694           672,524           635,668                --         1,190,382
0.85%                                            779,516           365,572           394,092           174,891         1,018,984
0.95%                                            537,924           557,297           360,234             7,863         1,403,040
1.00%                                             75,720            80,491            43,373                --           298,111
1.05%                                            297,033           155,701           176,248           146,677           677,697
1.10%                                             52,640            59,840            36,752            39,880           125,466
1.20%                                             61,378           111,448            69,063                --           281,508
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                             11,117            10,917             4,644                --            12,054
1.30%                                             53,129            23,284            47,564                --            59,990
1.35%                                                 --               282                --                --                61
1.45%                                              5,861               904             3,783                --            29,650
1.55%                                                 --                --                --                --                --
1.60%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,818,496         2,045,709         1,771,562           369,311         5,106,522
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    219

                                             OPPEN GLOBAL                                                               PUT VT
                                             STRATEGIC INC         OPPEN             OPPEN             PIMCO            GLOBAL
                                                  VA,           MAIN ST SM          VAL VA,       VIT ALL ASSET,      HLTH CARE,
SUBACCOUNT                                        SRV        MID CAP VA, SERV        SERV           ADVISOR CL           CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                             13,216                --                --            89,110            2,052
0.75%                                          9,900,125           453,687                --         3,839,756          505,014
0.85%                                          4,658,767           364,188           606,304         2,795,368               --
0.95%                                          7,124,548           470,234                --         3,457,396          327,062
1.00%                                          1,584,349            65,859                --         1,096,733          100,026
1.05%                                          2,631,221           217,765           387,057         1,530,317               --
1.10%                                            753,742             2,763             9,505           499,947               --
1.20%                                          1,442,008            33,454                --         1,025,382           43,579
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                             69,990                35            19,483           101,545               --
1.30%                                          1,381,615            27,027                31           510,854               --
1.35%                                                 --                94                --             1,140               --
1.45%                                            310,959                --             2,136           133,256               --
1.55%                                                 --                --                --                --               --
1.60%                                                 --                --                --                --               --
1.70%                                                 --                --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         29,870,540         1,635,106         1,024,516        15,080,804          977,733
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT             ROYCE             THIRD
                                               INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,      MICRO-CAP,            AVE
SUBACCOUNT                                       CL IB             CL IA             CL IB           INVEST CL            VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --                --                --                --               --
0.75%                                            812,553                --           550,937           154,174          271,855
0.85%                                                 --                --                --                --               --
0.95%                                            294,156                --           232,552           214,631          440,608
1.00%                                            107,094                --            20,758                --               --
1.05%                                                 --                --                --                --               --
1.10%                                                 --                --                --                --               --
1.20%                                             19,391                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --                --                --                --               --
1.25%                                                 --         3,746,288                --                --               --
1.30%                                                 --                --                --                --               --
1.35%                                                 --                --                --                --               --
1.45%                                                 --                --                --                --               --
1.55%                                                 --                --                --                --               --
1.60%                                                 --                --                --                --               --
1.70%                                                 --                --                --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,233,194         3,746,288           804,247           368,805          712,463
-----------------------------------------------------------------------------------------------------------------------------------





 220    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                                                        VP COL
                                                  VP                VP               VP AC             VP AC            WANGER
                                                 AGGR,             AGGR,           DIV BOND,           GRO,            INTL EQ,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --           679,777                 --             --                  --
0.75%                                          2,417,852        10,873,353                 --             --                  --
0.85%                                         13,317,855        38,062,289             56,695          4,992              38,511
0.95%                                          4,473,473         4,764,084             84,110         26,708              81,391
1.00%                                            136,356         2,092,743                 --             --                  --
1.05%                                            887,339        14,095,485                 --             --                  --
1.10%                                          3,422,462         7,303,467                 --             --              16,742
1.20%                                          2,410,273           863,792             14,533          6,054              11,876
1.25%                                                 --                --                 --             --                  --
1.25%                                                 --                --                 --             --                  --
1.25%                                                 --                --                 --             --                  --
1.25%                                                 --                --                 --             --                  --
1.25%                                             14,587            66,298                 --             --                  --
1.30%                                            615,758         4,832,421              4,877             --                  --
1.35%                                             60,421                --                 --             --                 105
1.45%                                          2,242,577            63,963                 --             --                  --
1.55%                                                 --                --              5,777          3,300               1,782
1.60%                                                 --                --                 --             --                  --
1.70%                                                 --                --                 --             --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         29,998,953        83,697,672            165,992         41,054             150,407
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP COL              VP                VP             VP DAVIS          VP DAVIS
                                             WANGER US EQ,       CONSERV,          CONSERV,         NY VENTURE,       NY VENTURE,
SUBACCOUNT                                       CL 2              CL 2              CL 4              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --                --          1,238,546             --               9,360
0.75%                                                 --         3,713,755         13,380,523             --           1,544,915
0.85%                                             28,071        11,924,194         42,299,771          6,823           1,428,153
0.95%                                             61,932         9,043,800          7,664,233         53,542             560,378
1.00%                                                 --           210,386          2,297,707             --             141,489
1.05%                                                 --         1,869,580         27,822,433             --             508,096
1.10%                                                 --         4,426,879         14,112,049             --              80,869
1.20%                                             18,624         7,853,206          1,494,196         13,604             174,283
1.25%                                                 --                --                 --             --                  --
1.25%                                                 --                --                 --             --                  --
1.25%                                                 --                --                 --             --                  --
1.25%                                                 --                --                 --             --                  --
1.25%                                                 --            68,627            550,551             --                 548
1.30%                                                 --           839,556          7,530,894             --             146,711
1.35%                                                 --           237,138                 --            257                  --
1.45%                                                 --         5,782,295          2,613,166             --              10,808
1.55%                                                776           114,975                 --          2,661                  --
1.60%                                                 --           142,988                 --             --                  --
1.70%                                                 --            24,221                 --             --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            109,403        46,251,600        121,004,069         76,887           4,605,610
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    221

                                                                   VP EV
                                                VP DFA         FLOATING RATE         VP GS             VP GS          VP INVESCO
                                               INTL VAL,           INC,          MID CAP VAL,      MID CAP VAL,        INTL GRO,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                --                --                --                --                  --
0.75%                                                --                --                --           114,357                  --
0.85%                                            34,890            92,069             8,415            89,833              67,059
0.95%                                            66,521           184,553            44,877            33,916              32,853
1.00%                                                --                --                --            26,573                  --
1.05%                                                --                --                --           105,792                  --
1.10%                                             3,590             6,141            47,133            10,472              32,038
1.20%                                            11,047            62,411            18,957             6,921              34,784
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --             4,358                  --
1.30%                                                --             4,911                --            15,716                  --
1.35%                                               359            12,606               248                --                  --
1.45%                                                --                --                --                --                  --
1.55%                                             2,859             5,757             1,705                --               3,528
1.60%                                                --                --                --                --                  --
1.70%                                                --                --                --                --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           119,266           368,448           121,335           407,938             170,262
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP JPM          VP JENNISON           VP              VP MFS              VP
                                              CORE BOND,       MID CAP GRO,      MARSICO GRO,          VAL,              MOD,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                --                --                --                --                  --
0.75%                                                --                --                --                --          10,720,689
0.85%                                             9,129             2,866            19,919            29,290          64,312,003
0.95%                                            28,560            36,776            76,970            59,852          71,003,240
1.00%                                                --                --                --                --           1,291,390
1.05%                                                --                --                --                --          12,778,756
1.10%                                             2,003                --                --             7,983          16,922,765
1.20%                                            36,123            10,616            11,539            17,165          50,041,779
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --             215,122
1.30%                                                --                --                --                --           4,588,363
1.35%                                            12,521                --                --                --             379,776
1.45%                                                --                --                --                --           9,525,895
1.55%                                             5,786             1,624             3,222             3,458             801,128
1.60%                                                --                --                --                --              30,719
1.70%                                                --                --                --                --              15,543
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            94,122            51,882           111,650           117,748         242,627,168
-----------------------------------------------------------------------------------------------------------------------------------





 222    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                  VP              VP MOD            VP MOD            VP MOD            VP MOD
                                                 MOD,              AGGR,             AGGR,           CONSERV,          CONSERV,
SUBACCOUNT                                       CL 4              CL 2              CL 4              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                             242,103            14,798           385,706        1,143,639            203,474
0.75%                                          82,805,307         8,285,366        49,672,644        4,225,456         26,507,520
0.85%                                         260,156,805        50,434,476       157,905,571       15,492,736         72,636,921
0.95%                                          49,913,361        32,459,794        23,908,649       23,560,081         16,640,094
1.00%                                          21,360,254           938,457         7,545,580          482,250          3,823,640
1.05%                                         121,488,572         4,492,601        59,741,853        5,428,828         36,288,974
1.10%                                          87,650,348        11,529,502        34,961,084        4,813,050         26,042,005
1.20%                                           9,432,161        17,556,178         4,378,241       14,985,311          2,834,416
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                           1,279,920           123,350           418,183          120,990            397,303
1.30%                                          39,214,275         2,031,567        14,831,080        2,312,523         14,186,459
1.35%                                                  --           168,417                --          409,791                 --
1.45%                                           2,109,867         3,019,890         1,027,855        2,731,047          1,621,964
1.55%                                                  --           316,252                --          776,054                 --
1.60%                                                  --                --                --               --                 --
1.70%                                                  --                --                --          119,920                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         675,652,973       131,370,648       354,776,446       76,601,676        201,182,770
-----------------------------------------------------------------------------------------------------------------------------------

                                                 VP MS                             VP NUVEEN
                                                GLOBAL            VP NFJ            WINSLOW          VP PTNRS          VP PTNRS
                                               REAL EST,         DIVD VAL,        LG CAP GRO,       SM CAP GRO,       SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                  --                --                --               --                 --
0.75%                                                  --                --                --               --                 --
0.85%                                              11,246             4,804            21,062            1,832             59,086
0.95%                                              75,971            94,339             8,056           19,412             12,400
1.00%                                                  --                --                --               --                 --
1.05%                                                  --                --                --               --                 --
1.10%                                              14,028                --                --               --                 --
1.20%                                               9,875             9,897             4,377            3,867              9,731
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.25%                                                  --                --                --               --                 --
1.30%                                                  --             8,942                --               --                 --
1.35%                                                 361                --               184              224                 --
1.45%                                                  --                --                --               --                 --
1.55%                                                 871             3,334             2,355              763              2,580
1.60%                                                  --                --                --               --                 --
1.70%                                                  --                --                --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                             112,352           121,316            36,034           26,098             83,797
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    223

                                               VP PTNRS          VP PIMCO         VP PYRAMIS        VP WF SHORT
                                              SM CAP VAL,        MORTGAGE          INTL EQ,       DURATION GOVT,        WANGER
SUBACCOUNT                                       CL 3        BACKED SEC, CL 2        CL 2              CL 2              INTL
                                           ----------------------------------------------------------------------------------------
0.55%                                             10,572                --                --                --            21,308
0.75%                                          2,293,296                --                --                --         4,350,569
0.85%                                          1,090,624            26,638             2,936             4,958         1,819,787
0.95%                                          1,262,035            17,221            10,219            96,685         2,793,001
1.00%                                            215,997                --                --                --           305,372
1.05%                                            369,626                --                --                --           877,654
1.10%                                            124,394             3,030                --                --           221,699
1.20%                                            239,914            14,432             6,293            33,071           216,646
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                              3,079                --                --                --            18,105
1.30%                                            147,594                --                --                --           264,332
1.35%                                                 --                --               108            44,666                --
1.45%                                              6,444                --                --                --            64,956
1.55%                                                 --             2,934             1,820                --                --
1.60%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          5,763,575            64,255            21,376           179,380        10,953,429
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 WF ADV VT         WF ADV VT         WF ADV VT         WF ADV VT
                                                WANGER          INDEX ASSET        INTL EQ,            OPP,           SM CAP GRO,
SUBACCOUNT                                        USA           ALLOC, CL 2          CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                             41,135                --             1,660                92                --
0.75%                                          4,825,186         1,265,218         1,099,172         1,052,512         1,068,203
0.85%                                          2,126,062                --           829,974           351,275           531,105
0.95%                                          3,454,793           510,137           574,769           964,974           682,941
1.00%                                            575,594           126,830           145,482           141,289            83,609
1.05%                                          1,071,060                --           420,796           385,529           373,267
1.10%                                            302,997                --            52,941            38,842           141,812
1.20%                                            478,490            37,959            62,762            53,838            91,681
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                             32,766                --             1,180            12,272            53,416
1.30%                                            235,887                --            78,616            41,735            11,544
1.35%                                                 --                --                --               342               390
1.45%                                             19,320                --            13,400            23,027            10,560
1.55%                                                 --                --                --                --                --
1.60%                                                 --                --                --                --                --
1.70%                                                 --                --                --                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         13,163,290         1,940,144         3,280,752         3,065,727         3,048,528
-----------------------------------------------------------------------------------------------------------------------------------





 224    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following is a summary of net assets at Dec. 31, 2011:




                                                AB VPS
                                                GLOBAL            AB VPS            AB VPS            AB VPS             AC VP
                                             THEMATIC GRO,      GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,
SUBACCOUNT                                       CL B              CL B              CL B              CL B              CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                         $       56        $       97        $    21,967       $       --        $        --
0.75%                                            264,263         3,470,421          6,103,475               --            219,836
0.85%                                            474,436           298,467          1,229,707          102,704                 --
0.95%                                            107,916         1,824,480          3,115,580            8,884            269,195
1.00%                                             27,199           260,965            808,844               --                 --
1.05%                                            330,525           199,682            485,616           53,702                 --
1.10%                                             69,393            24,337            202,449           15,099                 --
1.20%                                             38,702           264,109            446,546            4,648                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                             24,299                96             54,187              104                 --
1.30%                                             21,215            73,645            205,998           14,520                 --
1.35%                                                 --                --                 --              389                 --
1.45%                                              3,837            18,008             20,519              103                 --
1.55%                                                 --                --                 --              109                 --
1.60%                                                 --                --                 --              109                 --
1.70%                                                 --                --                 --              109                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,361,841        $6,434,307        $12,694,888       $  200,480        $   489,031
-----------------------------------------------------------------------------------------------------------------------------------


                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,         MID CAP VAL,         ULTRA,             VAL,              VAL,
SUBACCOUNT                                       CL II             CL II             CL II             CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.55%                                         $       76        $    4,286        $        76       $       --        $    35,029
0.75%                                          1,138,286         1,074,367            665,934          570,948          5,669,671
0.85%                                                 --         1,496,448            534,223               --          2,076,325
0.95%                                            699,369           523,813            361,916          437,590          3,927,349
1.00%                                             90,590            51,484            122,302               --            684,437
1.05%                                                 --           684,424            489,950               --            886,684
1.10%                                                 --           114,734             10,541               --            212,511
1.20%                                             39,436            74,710             63,490               --            535,708
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --                --                 --               --                 --
1.25%                                                 --             5,447              5,045               --             16,904
1.30%                                                 --           115,643             15,292               --            130,735
1.35%                                                 --                --                 --               --                197
1.45%                                                 --            26,406              4,435               --             19,726
1.55%                                                 --                --                 --               --                 83
1.60%                                                 --                --                 --               --                 83
1.70%                                                 --                --                 --               --                 83
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,967,757        $4,171,762        $ 2,273,204       $1,008,538        $14,195,525
-----------------------------------------------------------------------------------------------------------------------------------







                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    225

                                                                  COL VP            COL VP            COL VP            COL VP
                                              CALVERT VP           BAL,           CASH MGMT,        CASH MGMT,         DIV BOND,
SUBACCOUNT                                      SRI BAL            CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                         $     2,094       $       84        $        --       $    24,641       $        --
0.75%                                             931,935        1,881,112                 --         7,711,276                --
0.85%                                                  --          601,204             68,397         2,643,775           127,026
0.95%                                             688,720        1,028,241             51,997         7,330,982           214,737
1.00%                                              27,557          198,147                 --           436,663                --
1.05%                                                  --          136,961              2,047         2,353,949                80
1.10%                                                  --          183,941              2,479           493,270                80
1.20%                                              19,124          303,660            815,419           487,840            80,457
1.25%                                                  --               --                 --                --                --
1.25%                                                  --           37,482                 --            54,270                --
1.25%                                                  --               --                 --                --                --
1.25%                                                  --        5,131,890                 --         4,263,156                --
1.25%                                                  --               --                 --                --                --
1.30%                                                  --           77,071              8,478           392,540            36,811
1.35%                                                  --               11             16,694                --            46,463
1.45%                                                  --           20,416              2,037           241,075                80
1.55%                                                  --               11              2,032                --             5,077
1.60%                                                  --               11              2,032                --                80
1.70%                                                  --               11              2,028                --                79
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 1,669,430       $9,600,253        $   973,640       $26,433,437       $   510,970
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               DIV BOND,        DIV EQ INC,       DIV EQ INC,         DYN EQ,           DYN EQ,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                         $     9,848       $       --        $    14,907       $        --       $    34,099
0.75%                                          19,253,268               --         14,168,299                --         6,531,558
0.85%                                           6,735,210           22,752          3,642,587                13           131,594
0.95%                                          12,356,813           13,058          8,915,446                12         2,635,129
1.00%                                           3,293,703               --          1,900,848                --           636,461
1.05%                                           3,083,236               11          1,756,730                12           176,268
1.10%                                             542,169           68,798            323,266                12                98
1.20%                                           2,664,842           41,035          1,529,778                12           523,611
1.25%                                                  --               --          6,950,893                --                --
1.25%                                              87,562               --             54,756                --                97
1.25%                                                  --               --                 --                --                --
1.25%                                           6,209,068               --                 --                --         9,885,302
1.25%                                                  --               --                 --                --                --
1.30%                                             940,042               11            462,003                12             2,203
1.35%                                                  --               11                 --               298                --
1.45%                                             382,048               11             67,266                12                96
1.55%                                                  --            3,903                 --                12                --
1.60%                                                  --               11                 --                12                --
1.70%                                                  --               11                 --                12                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $55,557,809       $  149,612        $39,786,779       $       419       $20,556,516
-----------------------------------------------------------------------------------------------------------------------------------





 226    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                                                        COL VP
                                                COL VP            COL VP            COL VP            COL VP       GLOBAL INFLATION
                                            EMER MKTS OPP,    EMER MKTS OPP,     GLOBAL BOND,      GLOBAL BOND,        PROT SEC,
SUBACCOUNT                                       CL 2              CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                         $        --       $    39,846        $     --         $     9,348        $     --
0.75%                                                  --         3,840,761              --           6,396,556              --
0.85%                                              14,373         1,713,899          87,390           2,167,461          64,541
0.95%                                             107,802         3,198,601         226,797           4,975,264         115,696
1.00%                                                  --           476,087              --             747,777              --
1.05%                                                  67         1,340,832              79           1,064,947              82
1.10%                                              26,082           346,264          10,708             152,693           7,992
1.20%                                              18,499           413,374          56,473           1,115,521          52,949
1.25%                                                  --         4,269,271              --                  --              --
1.25%                                                  --            48,558              --              18,383              --
1.25%                                                  --                --              --                  --              --
1.25%                                                  --                --              --           1,729,184              --
1.25%                                                  --                --              --                  --              --
1.30%                                                  67           184,019          15,821             374,499              82
1.35%                                                 863                --          13,574                  --              82
1.45%                                                  67            55,262              79             147,635              82
1.55%                                                 986                --           3,052                  --           8,279
1.60%                                                  67                --              79                  --              82
1.70%                                                  67                --              79                  --              82
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   168,940       $15,926,774        $414,131         $18,899,268        $249,949
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP                              COL VP            COL VP
                                           GLOBAL INFLATION       COL VP           HI YIELD          HI YIELD           COL VP
                                               PROT SEC,          HI INC,            BOND,             BOND,           INC OPP,
SUBACCOUNT                                       CL 3              CL 2              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                         $    18,049       $        78        $     --         $       984        $     --
0.75%                                           6,742,803         1,426,166              --           7,610,324              --
0.85%                                           3,882,757           975,855          53,240           1,104,803          75,867
0.95%                                           4,257,087           966,840          98,984           5,285,656         170,625
1.00%                                           1,099,991           177,597              --             985,826              --
1.05%                                           1,797,534         1,963,172              83             692,755              83
1.10%                                             143,110           181,169           6,800             173,571              83
1.20%                                           1,107,053           355,215          22,503             493,974          40,705
1.25%                                                  --                --              --                  --              --
1.25%                                                  --                --              --               9,575              --
1.25%                                                  --                --              --                  --              --
1.25%                                                  --                --              --           3,907,295              --
1.25%                                               5,157               416              --                  --              --
1.30%                                             446,901           561,502          26,534             239,404          10,472
1.35%                                                  --             6,885           6,809                  --           7,016
1.45%                                              24,136            47,911              83              15,597              83
1.55%                                                  --                76              83                  --           3,106
1.60%                                                  --                76              83                  --              83
1.70%                                                  --                76              83                  --              83
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $19,524,578       $ 6,663,034        $215,285         $20,519,764        $308,206
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    227

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               INC OPP,          INTL OPP,         INTL OPP,        LG CAP GRO,       LG CAP GRO,
SUBACCOUNT                                       CL 3              CL 2              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                         $    16,091       $        --       $   13,144          $    --         $    2,847
0.75%                                           3,620,649                --        1,137,828               --          1,963,509
0.85%                                           2,234,439            12,866          282,507               13            187,638
0.95%                                           3,017,442           113,040          996,936               11          1,106,055
1.00%                                             357,501                --          152,770               --            311,305
1.05%                                           1,507,145                74          209,998               11            120,545
1.10%                                             131,109                74           43,121               11             26,531
1.20%                                             388,648             5,186          129,704               11            139,196
1.25%                                                  --                --               --               --                 --
1.25%                                                  --                --              954               --                 --
1.25%                                                  --                --               --               --                 --
1.25%                                                  --                --        3,578,393               --                 --
1.25%                                              82,867                --               --               --              4,611
1.30%                                             214,018                74           24,505               11             39,379
1.35%                                                  --               241               --              120                 --
1.45%                                              47,320                74           16,973               11                563
1.55%                                                  --                73               --               11                 --
1.60%                                                  --                73               --               11                 --
1.70%                                                  --                73               --               11                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $11,617,229       $   131,848       $6,586,833          $   232         $3,902,179
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP                              COL VP            COL VP            COL VP
                                                LIMITED           COL VP            MARSICO           MID CAP           MID CAP
                                             DURATION CR,      MARSICO GRO,        INTL OPP,         GRO OPP,          GRO OPP,
SUBACCOUNT                                       CL 2              CL 1              CL 2              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                         $        --       $    20,309       $       74          $    --         $      476
0.75%                                                  --         3,415,218          715,034               --            830,711
0.85%                                              12,368         3,168,005          513,959            4,101             98,851
0.95%                                              48,374         2,869,431          459,052           14,259            556,445
1.00%                                                  --           509,899           97,886               --             65,479
1.05%                                                  76         1,308,402          279,760               10            126,913
1.10%                                               2,220           306,619          158,799               10             13,534
1.20%                                              45,391           372,659           82,687               10             22,693
1.25%                                                  --                --               --               --                 --
1.25%                                                  --                --               --               --              4,492
1.25%                                                  --                --               --               --          2,209,261
1.25%                                                  --                --               --               --                 --
1.25%                                                  --            10,731            7,978               --                 --
1.30%                                                  76           208,609           68,161               10                 78
1.35%                                              13,254                --               65               96                 --
1.45%                                                  76            37,328            7,751               10              4,062
1.55%                                               7,011                --               65               10                 --
1.60%                                                  76                --               65               10                 --
1.70%                                                  76                --               65               10                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   128,998       $12,227,210       $2,391,401          $18,536         $3,932,995
-----------------------------------------------------------------------------------------------------------------------------------





 228    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                COL VP            COL VP                              COL VP            COL VP
                                                MID CAP           MID CAP           COL VP           SELECT LG         SELECT LG
                                               VAL OPP,          VAL OPP,          S&P 500,          CAP VAL,          CAP VAL,
SUBACCOUNT                                       CL 2              CL 3              CL 3              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                           $    --         $    5,041        $      162        $        --        $     59
0.75%                                                --          1,217,477         2,710,074                 --         280,476
0.85%                                            46,241            572,341           589,749                 12         200,239
0.95%                                            25,892            860,860         2,253,810             10,339         211,857
1.00%                                                --            155,824           327,390                 --          73,272
1.05%                                                11            437,616           175,030                 11          30,206
1.10%                                                11            119,836            96,392              6,787          27,633
1.20%                                             7,838             84,267           313,906                 11          11,030
1.25%                                                --                 --                --                 --              --
1.25%                                                --                 --                --                 --              --
1.25%                                                --                 --                --                 --              --
1.25%                                                --                 --                --                 --              --
1.25%                                                --              6,087                79                 --           1,078
1.30%                                                11            124,034            48,237                 11           3,090
1.35%                                                99                 --                11                 11              --
1.45%                                                11             12,957             1,380                 11          10,462
1.55%                                             1,944                 --                11                 11              --
1.60%                                                11                 --                11                 11              --
1.70%                                                11                 --                11                 11              --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $82,080         $3,596,340        $6,516,253        $    17,226        $849,402
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP
                                               SELECT SM         SELECT SM           SHORT             SHORT            COL VP
                                               CAP VAL,          CAP VAL,          DURATION,         DURATION,      STRATEGIC INC,
SUBACCOUNT                                       CL 2              CL 3              CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                           $    --         $       85        $       --        $       961        $     --
0.75%                                                --            879,623                --          6,424,876              --
0.85%                                             5,186             59,226            47,179          2,077,342          49,518
0.95%                                            33,238            670,008           143,369          4,491,507         122,855
1.00%                                                --            142,925                --            686,067              --
1.05%                                                11             85,272                76            825,101              76
1.10%                                             7,718             29,668             3,215            393,133              76
1.20%                                                11             86,845                76            247,497          15,856
1.25%                                                --                 --                --                 --              --
1.25%                                                --                 --                --                 --              --
1.25%                                                --                 --                --                 --              --
1.25%                                                --                 --                --                 --              --
1.25%                                                --             11,800                --              8,362              --
1.30%                                                11             33,382                76            154,951          34,262
1.35%                                               122                 --            10,272                 --             920
1.45%                                                11              1,751                75            149,925              76
1.55%                                                11                 --                75                 --           3,086
1.60%                                                11                 --                75                 --              76
1.70%                                                11                 --                75                 --              76
-----------------------------------------------------------------------------------------------------------------------------------
Total                                           $46,341         $2,000,585        $  204,563        $15,459,722        $226,877
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    229

                                                  CS             DREY VIF            EV VT            FID VIP           FID VIP
                                               COMMODITY         INTL EQ,        FLOATING-RATE      CONTRAFUND,       GRO & INC,
SUBACCOUNT                                      RETURN             SERV               INC            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   19,610        $       --        $     9,142       $    48,109       $       --
0.75%                                          1,067,401                --          3,483,672         7,567,831          631,117
0.85%                                            675,825            98,087          1,869,561         4,713,603               --
0.95%                                            967,940                --          2,300,987         4,209,853          739,313
1.00%                                            123,538                --            470,599           899,923               --
1.05%                                            319,544            58,695          1,413,086         2,321,806               --
1.10%                                             94,470            20,408            313,952           952,187               --
1.20%                                            118,067                --            450,055           908,252               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                             22,716             1,451            122,346            75,931               --
1.30%                                            106,572            22,542            567,812           813,634               --
1.35%                                                 --                --                 --               482               --
1.45%                                             15,303             1,320            211,346           103,149               --
1.55%                                                 --                --                 --               110               --
1.60%                                                 --                --                 --               110               --
1.70%                                                 --                --                 --               109               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,530,986        $  202,503        $11,212,558       $22,615,089       $1,370,430
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
SUBACCOUNT                                     SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                         $      150        $       --        $    64,160       $        --       $    3,765
0.75%                                          4,314,775         1,494,637         12,531,883           161,512        2,036,068
0.85%                                                 --                --          3,420,038                --          827,349
0.95%                                          3,001,405         1,569,530          6,869,221           276,807        1,436,809
1.00%                                            930,081                --          1,443,606                --          200,850
1.05%                                                 --                --          1,703,804                --          260,870
1.10%                                                 --                --            514,942                --           86,692
1.20%                                            549,507                --            967,030                --          177,546
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --             86,404                --           11,730
1.30%                                                 --                --            365,031                --           50,369
1.35%                                                 --                --                220                --               --
1.45%                                                 --                --             85,171                --           15,281
1.55%                                                 --                --                 79                --               --
1.60%                                                 --                --                 79                --               --
1.70%                                                 --                --                 78                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $8,795,918        $3,064,167        $28,051,746       $   438,319       $5,107,329
-----------------------------------------------------------------------------------------------------------------------------------





 230    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                             FTVIPT FRANK                           FTVIPT                              GS VIT
                                                GLOBAL         FTVIPT FRANK         MUTUAL            GS VIT          STRUCTD SM
                                               REAL EST,        SM CAP VAL,       SHARES SEC,      MID CAP VAL,         CAP EQ,
SUBACCOUNT                                       CL 2              CL 2              CL 2              INST              INST
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   20,048        $    4,280        $     7,122       $    15,413       $       --
0.75%                                          2,857,575         3,852,192          4,451,891         6,387,176           46,027
0.85%                                            625,765         1,469,876          1,558,593                --               --
0.95%                                          1,915,926         2,270,367          2,858,030         4,614,359          227,209
1.00%                                            409,419           412,420            924,956           815,211               --
1.05%                                            365,104           629,423            924,313                --               --
1.10%                                             35,395           117,513            233,075                --               --
1.20%                                            230,877           222,626            518,543           612,357               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                              6,999             8,760             89,013                --               --
1.30%                                             66,281            52,865            285,024                --               --
1.35%                                                 --               485                367                --               --
1.45%                                              9,857            19,282             36,127                --               --
1.55%                                                 --                85                 79                --               --
1.60%                                                 --                85                 79                --               --
1.70%                                                 --                85                 79                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $6,543,246        $9,060,344        $11,887,291       $12,444,516       $  273,236
-----------------------------------------------------------------------------------------------------------------------------------

                                                GS VIT            INVESCO           INVESCO           INVESCO           INVESCO
                                           STRUCTD U.S. EQ,    VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,
SUBACCOUNT                                       INST              SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   25,281        $       --        $    24,888       $        --       $       84
0.75%                                          3,284,725            80,506          2,466,753           263,195          501,617
0.85%                                            314,622                --            116,766                --          417,235
0.95%                                          1,641,021           167,000            915,351           222,212          193,779
1.00%                                            387,232                --            363,168                84            6,732
1.05%                                            222,787                --            100,482                --          242,372
1.10%                                             40,300                --              8,579                --            7,218
1.20%                                            287,182                --            387,594                84           21,833
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                                 --                --                 --                --               --
1.25%                                             67,309                --              1,673                --           14,238
1.30%                                             12,394                --              9,043                --            9,626
1.35%                                                 --                --                 --                --               --
1.45%                                             31,190                --              2,243                --            3,630
1.55%                                                 --                --                 --                --               --
1.60%                                                 --                --                 --                --               --
1.70%                                                 --                --                 --                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $6,314,043        $  247,506        $ 4,396,540       $   485,575       $1,418,364
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    231

                                                INVESCO         INVESCO VI        INVESCO VI          INVESCO           INVESCO
                                              VI CORE EQ,        DIV DIVD,         DIV DIVD,      VI GLOBAL HLTH,    VI INTL GRO,
SUBACCOUNT                                       SER I             SER I            SER II            SER II            SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                         $       --        $    9,809         $     --         $   46,932        $      125
0.75%                                                 --           505,365               --            512,101         1,415,577
0.85%                                                 --                --          481,008            602,341           963,107
0.95%                                                 --           354,027               --            304,608         1,149,892
1.00%                                                 --            30,017               --             13,777            86,142
1.05%                                                 --                --          337,805            511,456           593,034
1.10%                                                 --                --           29,118             19,264            87,434
1.20%                                                 --            12,778               --             10,292           163,893
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                          7,934,245                --            4,396              1,719            38,196
1.30%                                                 --                --           22,697             64,543           130,520
1.35%                                                 --                --               --                 --                --
1.45%                                                 --                --            4,201              5,612            78,571
1.55%                                                 --                --               --                 --                --
1.60%                                                 --                --               --                 --                --
1.70%                                                 --                --               --                 --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $7,934,245        $  911,996         $879,225         $2,092,645        $4,706,491
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO         JANUS ASPEN       JANUS ASPEN       JANUS ASPEN
                                               VI TECH,           VANK VI         ENTERPRISE,      GLOBAL TECH,         JANUS,
SUBACCOUNT                                       SER I       COMSTOCK, SER II        SERV              SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   74,115        $   31,194         $     --         $       --        $    9,176
0.75%                                            821,288         4,710,284          262,627            585,716         1,604,154
0.85%                                                 --           895,068               --                 --         2,048,279
0.95%                                            312,947         2,243,867          321,841            238,805           791,959
1.00%                                             75,307           642,337               --             18,088           122,694
1.05%                                                 --           363,581               --                 --           828,220
1.10%                                                 --           120,514               --                 --            90,161
1.20%                                             67,524           771,844               --             31,499           140,856
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --                --               --                 --                --
1.25%                                                 --             5,650               --                 --            18,660
1.30%                                                 --           148,943               --                 --           133,805
1.35%                                                 --                --               --                 --               236
1.45%                                                 --             9,829               --                 --            64,786
1.55%                                                 --                --               --                 --               105
1.60%                                                 --                --               --                 --               105
1.70%                                                 --                --               --                 --               104
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $1,351,181        $9,943,111         $584,468         $  874,108        $5,853,300
-----------------------------------------------------------------------------------------------------------------------------------





 232    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                              JANUS ASPEN        LM CB VAR            MFS               MFS               MFS
                                               OVERSEAS,        SM CAP GRO,     INV GRO STOCK,       NEW DIS,         UTILITIES,
SUBACCOUNT                                       SERV              CL I             SERV CL           SERV CL           SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                         $       --        $    4,010        $       77        $   14,642        $   71,763
0.75%                                          2,516,980            84,765         1,751,819         1,730,571         3,105,383
0.85%                                                 --           257,219           384,368                --         1,356,423
0.95%                                          1,849,784            65,590         1,321,373         1,165,259         3,074,745
1.00%                                             91,720               598           182,385            68,026           375,516
1.05%                                                 --           155,572           264,848                --         1,146,357
1.10%                                                 --            51,134            32,479                --           112,389
1.20%                                            178,626                73            43,434            44,662           248,074
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                78            11,281                --            15,318
1.30%                                                 --             2,218            51,374                --           150,646
1.35%                                                 --                --                --                --               827
1.45%                                                 --             1,201             3,391                --            52,982
1.55%                                                 --                --                --                --               118
1.60%                                                 --                --                --                --               117
1.70%                                                 --                --                --                --               117
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $4,637,110        $  622,458        $4,046,829        $3,023,160        $9,710,775
-----------------------------------------------------------------------------------------------------------------------------------

                                                MS UIF
                                                GLOBAL            MS UIF            NB AMT            NB AMT         OPPEN GLOBAL
                                               REAL EST,       MID CAP GRO,          INTL,        SOC RESPONSIVE,       SEC VA,
SUBACCOUNT                                       CL II             CL II             CL S              CL S              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                         $   12,736        $    9,042        $      195        $       --        $   12,318
0.75%                                            869,470           807,237           508,588                --         1,511,590
0.85%                                            738,937           506,286           356,694           199,273         1,077,229
0.95%                                            496,884           661,293           284,945             8,962         1,756,298
1.00%                                             69,880            95,265            34,205                --           371,878
1.05%                                            278,502           213,574           157,816           165,308           708,888
1.10%                                             49,187            81,681            32,825            44,824           130,826
1.20%                                             55,877           130,218            53,919                83           346,200
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                             10,349            14,792             4,119                82            12,467
1.30%                                             49,185            31,468            42,165               163            61,880
1.35%                                                 --               408                --                82               168
1.45%                                              5,377             1,212             3,319                81            30,334
1.55%                                                 --                82                --                82               102
1.60%                                                 --                82                --                82               102
1.70%                                                 --                82                --                82               102
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $2,636,384        $2,552,722        $1,478,790        $  419,104        $6,020,382
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    233

                                                 OPPEN             OPPEN                                                PUT VT
                                           GLOBAL STRATEGIC     MAIN ST SM           OPPEN             PIMCO            GLOBAL
                                                INC VA,         MID CAP VA,         VAL VA,       VIT ALL ASSET,      HLTH CARE,
SUBACCOUNT                                        SRV              SERV              SERV           ADVISOR CL           CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                         $    18,284       $       97         $     --         $   115,132       $    2,508
0.75%                                          13,519,925          569,610               --           4,904,679          568,643
0.85%                                           6,075,777          404,028          557,784           3,567,692               --
0.95%                                           9,626,558          581,625               --           4,366,478          360,724
1.00%                                           2,125,972           81,029               --           1,381,454          134,882
1.05%                                           3,405,344          238,824          352,314           1,931,805               --
1.10%                                             969,407            3,024            8,637             629,440               --
1.20%                                           1,907,300           40,669               --           1,276,694           57,594
1.25%                                                  --               --               --                  --               --
1.25%                                                  --               --               --                  --               --
1.25%                                                  --               --               --                  --               --
1.25%                                                  --               --               --                  --               --
1.25%                                              89,263              116           17,548             126,759               --
1.30%                                           1,758,038           29,256               96             636,419               --
1.35%                                                  --              193               --               1,296               --
1.45%                                             392,478               78            1,970             164,662               --
1.55%                                                  --               83               --                  79               --
1.60%                                                  --               83               --                  79               --
1.70%                                                  --               82               --                  79               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $39,888,346       $1,948,797         $938,349         $19,102,747       $1,124,351
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT             ROYCE
                                               INTL EQ,       MULTI-CAP GRO,    MULTI-CAP GRO,      MICRO-CAP,           THIRD
SUBACCOUNT                                       CL IB             CL IA             CL IB           INVEST CL          AVE VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                         $        82       $       --         $     78         $        --       $       --
0.75%                                             882,436               --          586,958             387,409          446,317
0.85%                                                  --               --               --                  --               --
0.95%                                             317,016               --          247,124             527,355          707,447
1.00%                                             143,691               --           22,045                  --               --
1.05%                                                  --               --               --                  --               --
1.10%                                                  --               --               --                  --               --
1.20%                                              25,552               --               96                  --               --
1.25%                                                  --               --               --                  --               --
1.25%                                                  --               --               --                  --               --
1.25%                                                  --               --               --                  --               --
1.25%                                                  --               --               --                  --               --
1.25%                                                  --        4,715,466               --                  --               --
1.30%                                                  --               --               --                  --               --
1.35%                                                  --               --               --                  --               --
1.45%                                                  --               --               --                  --               --
1.55%                                                  --               --               --                  --               --
1.60%                                                  --               --               --                  --               --
1.70%                                                  --               --               --                  --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 1,368,777       $4,715,466         $856,301         $   914,764       $1,153,764
-----------------------------------------------------------------------------------------------------------------------------------





 234    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                                                        VP COL
                                                                                     VP AC             VP AC            WANGER
                                               VP AGGR,          VP AGGR,          DIV BOND,           GRO,            INTL EQ,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                         $        12       $   738,098      $         --         $    --         $       --
0.75%                                           2,611,485        11,765,057                --              --                 --
0.85%                                          14,361,967        41,121,295            60,381           5,933             39,833
0.95%                                           4,815,667         5,137,889            89,448          31,720             84,059
1.00%                                             146,663         2,255,006                --              --                 --
1.05%                                             953,556        15,174,815                80              12                 74
1.10%                                           3,674,967         7,856,431                80              12             17,255
1.20%                                           2,583,532           927,615            15,399           7,164             12,220
1.25%                                                  --                --                --              --                 --
1.25%                                                  --                --                --              --                 --
1.25%                                                  --                --                --              --                 --
1.25%                                                  --                --                --              --                 --
1.25%                                              15,623            71,137                --              --                 --
1.30%                                             658,918         5,180,663             5,240              12                 74
1.35%                                              67,241                --                79              12                182
1.45%                                           2,393,525            68,398                79              12                 74
1.55%                                                  11                --             6,093           3,897              1,900
1.60%                                                  11                --                79              12                 74
1.70%                                                  11                --                79              12                 74
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $32,283,189       $90,296,404      $    177,037         $48,798         $  155,819
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP COL
                                                WANGER              VP                VP             VP DAVIS          VP DAVIS
                                                US EQ,           CONSERV,          CONSERV,         NY VENTURE,       NY VENTURE,
SUBACCOUNT                                       CL 2              CL 2              CL 4              CL 2              CL 3
                                           ----------------------------------------------------------------------------------------
0.55%                                         $        --       $         9      $  1,332,557         $    --         $    8,922
0.75%                                                  --         3,981,814        14,346,035              --          1,455,536
0.85%                                              34,126        12,764,836        45,282,368           7,589          1,377,995
0.95%                                              75,188         9,664,490         8,190,176          59,481            521,950
1.00%                                                  --           224,644         2,453,305              --            131,565
1.05%                                                  12         1,994,398        29,679,206              11            485,073
1.10%                                                  12         4,718,697        15,042,692              11             76,919
1.20%                                              22,528         8,356,396         1,589,957          15,058            160,141
1.25%                                                  --                --                --              --                 --
1.25%                                                  --                --                --              --                 --
1.25%                                                  --                --                --              --                 --
1.25%                                                  --                --                --              --                 --
1.25%                                                  --            72,965           585,227              --                518
1.30%                                                  12           891,803         7,999,088              11            138,131
1.35%                                                  11           253,047                --             283                 --
1.45%                                                  12         6,126,590         2,768,850              11             10,127
1.55%                                                 945           122,347                --           2,942                 --
1.60%                                                  12           152,034                --              11                 --
1.70%                                                  12            25,713                --              11                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   132,870       $49,349,783      $129,269,461         $85,419         $4,366,877
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    235

                                                VP DFA             VP EV             VP GS             VP GS          VP INVESCO
                                               INTL VAL,       FLOATING RATE     MID CAP VAL,      MID CAP VAL,        INTL GRO,
SUBACCOUNT                                       CL 2            INC, CL 2           CL 2              CL 3              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                          $     --          $     --          $     --          $     63        $         --
0.75%                                                --                --                --           137,775                  --
0.85%                                            32,846            97,346             9,599           101,140              71,814
0.95%                                            62,533           194,833            51,119            40,261              35,131
1.00%                                                --                --                --            31,438                  --
1.05%                                                65             2,109                11           117,808                  77
1.10%                                             3,433             6,470            53,573            11,632              34,184
1.20%                                            10,346            65,647            21,515             8,072              37,059
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --             4,804                  --
1.30%                                                65             7,262                11            17,266                  77
1.35%                                               401            13,232               292                --                  77
1.45%                                                65             2,100                11                80                  77
1.55%                                             2,729             6,026             1,936                --               3,818
1.60%                                                65             2,096                11                --                  77
1.70%                                                65             2,092                11                --                  77
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $112,613          $399,213          $138,089          $470,339        $    182,468
-----------------------------------------------------------------------------------------------------------------------------------

                                                VP JPM          VP JENNISON                           VP MFS
                                              CORE BOND,       MID CAP GRO,     VP MARSICO GRO,        VAL,             VP MOD,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                          $     --          $     --          $     --          $     --        $         11
0.75%                                                --                --                --                --          11,684,728
0.85%                                             9,720             3,458            23,858            33,492          69,987,389
0.95%                                            30,366            44,155            92,075            68,342          77,131,947
1.00%                                                --                --                --                --           1,401,737
1.05%                                                79                12                12                11          13,857,768
1.10%                                             2,204                12                12             9,096          18,337,240
1.20%                                            38,268            12,700            13,753            19,529          54,130,321
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --                  --
1.25%                                                --                --                --                --             232,513
1.30%                                                79                12                12                11           4,954,649
1.35%                                            13,236                12                12                11             415,720
1.45%                                                79                12                12                11          10,260,402
1.55%                                             6,100             1,945             3,833             3,926             874,486
1.60%                                                79                12                12                11              33,504
1.70%                                                79                12                12                11              16,927
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          $100,289          $ 62,342          $133,603          $134,451        $263,319,342
-----------------------------------------------------------------------------------------------------------------------------------





 236    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                  VP MOD            VP MOD            VP MOD            VP MOD
                                                VP MOD,            AGGR,             AGGR,           CONSERV,          CONSERV,
SUBACCOUNT                                       CL 4              CL 2              CL 4              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.55%                                        $    265,036      $     16,168      $    422,242       $ 1,242,915      $    221,540
0.75%                                          90,331,391         9,022,157        54,187,725         4,576,394        28,759,810
0.85%                                         283,369,302        54,834,574       171,991,537        16,752,589        78,689,724
0.95%                                          54,271,214        35,230,393        25,996,249        25,432,086        17,994,683
1.00%                                          23,207,670         1,017,741         8,197,768           520,156         4,131,621
1.05%                                         131,866,043         4,867,665        64,845,572         5,849,827        39,174,585
1.10%                                          95,064,765        12,482,121        37,917,922         5,182,263        28,091,120
1.20%                                          10,212,340        18,973,611         4,740,197        16,106,735         3,052,110
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                           1,384,657           133,203           452,377           129,940           427,468
1.30%                                          42,381,302         2,191,800        16,029,119         2,481,468        15,249,022
1.35%                                                  --           185,882                --           443,047                --
1.45%                                           2,274,697         3,249,764         1,108,147         2,922,988         1,739,157
1.55%                                                  --           348,058                --           836,646                --
1.60%                                                  --                11                --                11                --
1.70%                                                  --                11                --           128,989                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $734,628,417      $142,553,159      $385,888,855       $82,606,054      $217,530,840
-----------------------------------------------------------------------------------------------------------------------------------

                                                 VP MS                             VP NUVEEN
                                                GLOBAL            VP NFJ            WINSLOW          VP PTNRS          VP PTNRS
                                               REAL EST,         DIVD VAL,        LG CAP GRO,       SM CAP GRO,       SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                        $         --      $         --      $         --       $        --      $         --
0.75%                                                  --                --                --                --                --
0.85%                                              12,059             5,778            25,659             2,345            68,921
0.95%                                              81,334           113,359             9,801            24,657            14,443
1.00%                                                  --                --                --                --                --
1.05%                                                  75                12                12                12                11
1.10%                                              14,986                12                12                12                11
1.20%                                              10,534            11,849             5,306             4,906            11,293
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.25%                                                  --                --                --                --                --
1.30%                                                  75            10,701                12                12                11
1.35%                                                 460                11               235               295                11
1.45%                                                  75                12                12                12                11
1.55%                                               1,000             3,984             2,852               973             2,991
1.60%                                                  75                12                12                12                11
1.70%                                                  75                12                12                12                11
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $    120,748      $    145,742      $     43,925       $    33,248      $     97,725
-----------------------------------------------------------------------------------------------------------------------------------





                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    237

                                                                 VP PIMCO
                                               VP PTNRS          MORTGAGE         VP PYRAMIS        VP WF SHORT
                                              SM CAP VAL,       BACKED SEC,        INTL EQ,       DURATION GOVT,        WANGER
SUBACCOUNT                                       CL 3              CL 2              CL 2              CL 2              INTL
                                           ----------------------------------------------------------------------------------------
0.55%                                         $    14,385       $       --        $       --        $       --        $    37,522
0.75%                                           4,454,296               --                --                --          7,167,601
0.85%                                           1,279,260           27,842             3,041             5,045          2,172,294
0.95%                                           2,400,936           17,974            10,324            98,222          4,492,034
1.00%                                             438,089               --                --                --            931,792
1.05%                                             428,750               78                71                76          1,036,308
1.10%                                             143,960            3,233                71                76            261,151
1.20%                                             477,739           15,007             6,335            33,475            649,035
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                               3,540               --                --                --             21,137
1.30%                                             169,133               78                71                76            307,840
1.35%                                                  --               78               180            45,113                 --
1.45%                                               7,326               78                71                76             75,039
1.55%                                                  --            3,115             1,895                76                 --
1.60%                                                  --               78                71                76                 --
1.70%                                                  --               78                71                76                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 9,817,414       $   67,639        $   22,201        $  182,387        $17,151,753
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  WF ADV                                                WF ADV
                                                                 VT INDEX           WF ADV            WF ADV             VT SM
                                                WANGER         ASSET ALLOC,       VT INTL EQ,         VT OPP,          CAP GRO,
SUBACCOUNT                                        USA              CL 2              CL 2              CL 2              CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                         $    53,219       $       --        $    1,881        $      221        $        69
0.75%                                           9,247,997        1,655,445         1,246,955         1,581,058          1,496,816
0.85%                                           2,459,960               --           728,635           430,050            763,688
0.95%                                           6,484,885          653,394           632,961         1,367,934            936,744
1.00%                                           1,144,894          186,723           159,639           261,317            190,018
1.05%                                           1,225,839               --           365,407           466,869            530,890
1.10%                                             345,754               --            45,845            46,909            201,150
1.20%                                             934,374           54,350            67,891            97,765            204,554
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                                  --               --                --                --                 --
1.25%                                              37,098               --             1,014            14,700             75,152
1.30%                                             266,334               --            67,345            49,860             16,197
1.35%                                                  --               --                --               474                553
1.45%                                              21,581               --            11,387            27,284             14,695
1.55%                                                  --               --                --                81                 83
1.60%                                                  --               --                --                81                 83
1.70%                                                  --               --                --                81                 83
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $22,221,935       $2,549,912        $3,328,960        $4,344,684        $ 4,430,775
-----------------------------------------------------------------------------------------------------------------------------------





 238    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

9.  FINANCIAL HIGHLIGHTS
The following is a summary for each period in the five year period ended Dec. 31, 2011 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.


                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------
AB VPS GLOBAL THEMATIC GRO, CL B
2011                     1,355      $0.97  to  $1.00        $1,362         0.37%      0.55%   to  1.45%  (23.83%)   to  (24.51%)
2010                     1,614      $1.28  to  $1.33        $2,139         2.01%      0.55%   to  1.45%   17.93%    to   16.88%
2009                     2,013      $1.08  to  $1.14        $2,257            --      0.55%   to  1.45%   52.30%    to   50.93%
2008                     1,663      $0.71  to  $0.75        $1,233            --      0.55%   to  1.45%  (47.75%)   to  (48.22%)
2007                     1,790      $1.36  to  $1.46        $2,537            --      0.55%   to  1.45%   19.23%    to   18.16%
------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2011                     5,755      $1.09  to  $0.97        $6,434         1.10%      0.55%   to  1.45%    5.49%    to    4.55%
2010                     7,059      $1.03  to  $0.93        $7,521            --      0.55%   to  1.45%   12.18%    to   11.18%
2009                     9,067      $0.92  to  $0.84        $8,650         3.51%      0.55%   to  1.45%   19.69%    to   18.62%
2008                    11,492      $0.77  to  $0.71        $9,184         1.84%      0.55%   to  1.45%  (41.02%)   to  (41.55%)
2007                    15,833      $1.30  to  $1.21       $21,599         1.20%      0.55%   to  1.45%    4.28%    to    3.34%
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2011                    11,102      $0.89  to  $0.63       $12,695         3.66%      0.55%   to  1.45%  (19.88%)   to  (20.60%)
2010                    14,110      $1.11  to  $0.80       $20,277         2.32%      0.55%   to  1.45%    3.73%    to    2.80%
2009                    30,983      $1.07  to  $0.78       $36,824         0.83%      0.55%   to  1.45%   33.62%    to   32.42%
2008                    60,527      $0.80  to  $0.59       $49,552         0.87%      0.55%   to  1.45%  (53.54%)   to  (53.96%)
2007                    40,252      $1.73  to  $1.28       $81,765         0.98%      0.55%   to  1.45%    5.00%    to    4.05%
------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2011                       183      $1.09  to  $1.15          $200         0.09%      0.85%   to  1.70%   (4.09%)   to   (4.90%)
2010                       150      $1.14  to  $1.20          $171         0.30%      0.85%   to  1.70%    8.90%    to   19.60%(7)
2009                       256      $1.04  to  $1.02          $267            --      0.85%   to  1.45%   35.94%    to   35.13%
2008                       171      $0.77  to  $0.76          $132            --      0.85%   to  1.45%  (40.33%)   to  (40.69%)
2007                       115      $1.29  to  $1.28          $149            --      0.85%   to  1.45%   12.65%    to   11.97%
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2011                       574      $0.86  to  $0.84          $489         1.43%      0.75%   to  0.95%  (12.70%)   to  (12.87%)
2010                       737      $0.99  to  $0.97          $721         2.40%      0.75%   to  0.95%   12.44%    to   12.22%
2009                       908      $0.88  to  $0.86          $790         2.17%      0.75%   to  0.95%   32.76%    to   32.50%
2008                     1,221      $0.66  to  $0.65          $801         0.91%      0.75%   to  0.95%  (45.24%)   to  (45.35%)
2007                     1,837      $1.21  to  $1.19        $2,203         0.64%      0.75%   to  0.95%   17.17%    to   16.93%
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2011                     1,635      $1.24  to  $1.52        $1,968         1.30%      0.55%   to  1.20%  (12.67%)   to  (13.23%)
2010                     2,127      $1.42  to  $1.75        $2,952         2.28%      0.55%   to  1.20%   12.52%    to   11.79%
2009                     2,381      $1.26  to  $1.56        $2,948         2.04%      0.55%   to  1.20%   32.90%    to   32.04%
2008                     3,073      $0.95  to  $1.18        $2,900         0.67%      0.55%   to  1.20%  (45.20%)   to  (45.56%)
2007                     3,652      $1.73  to  $2.17        $6,327         0.52%      0.55%   to  1.20%   17.27%    to   16.50%
------------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2011                     3,661      $1.02  to  $1.22        $4,172         1.18%      0.55%   to  1.45%   (1.39%)   to   (2.27%)
2010                     4,193      $1.04  to  $1.25        $4,830         1.51%      0.55%   to  1.45%   18.33%    to   17.27%
2009                    13,136      $0.88  to  $1.06       $13,258         4.07%      0.55%   to  1.45%   29.09%    to   27.93%
2008                    17,191      $0.68  to  $0.83       $13,427         0.07%      0.55%   to  1.45%  (24.92%)   to  (25.60%)
2007                    17,422      $0.90  to  $1.12       $18,180         1.20%      0.55%   to  1.45%  (10.10%)(5)to   (3.84%)
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    239

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2011                     2,071      $1.07  to  $1.12        $2,273            --      0.55%   to  1.45%    0.31%    to   (0.59%)
2010                     2,392      $1.07  to  $1.13        $2,613         0.35%      0.55%   to  1.45%   15.18%    to   14.15%
2009                     2,530      $0.93  to  $0.99        $2,403         0.16%      0.55%   to  1.45%   33.78%    to   32.59%
2008                     2,428      $0.69  to  $0.75        $1,737            --      0.55%   to  1.45%  (41.96%)   to  (42.49%)
2007                     2,318      $1.20  to  $1.30        $2,849            --      0.55%   to  1.45%   20.18%    to   19.09%
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2011                       568      $1.79  to  $1.75        $1,009         2.00%      0.75%   to  0.95%    0.26%    to    0.06%
2010                       797      $1.79  to  $1.75        $1,413         2.16%      0.75%   to  0.95%   12.57%    to   12.35%
2009                     1,000      $1.59  to  $1.56        $1,577         6.11%      0.75%   to  0.95%   18.97%    to   18.73%
2008                     7,121      $1.34  to  $1.78       $12,107         2.73%      0.75%   to  1.25%  (27.32%)   to  (27.69%)
2007                    11,636      $1.84  to  $2.46       $27,160         1.73%      0.75%   to  1.25%   (5.85%)   to   (6.32%)
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2011                    10,663      $1.17  to  $1.15       $14,196         1.88%      0.55%   to  1.70%    0.31%    to   (0.83%)
2010                    12,667      $1.17  to  $1.16       $17,018         2.04%      0.55%   to  1.70%   12.42%    to   15.19%(7)
2009                    13,656      $1.04  to  $0.92       $16,532         5.50%      0.55%   to  1.45%   19.07%    to   18.00%
2008                    15,321      $0.87  to  $0.78       $15,877         2.47%      0.55%   to  1.45%  (27.21%)   to  (27.86%)
2007                    21,545      $1.20  to  $1.09       $31,158         1.40%      0.55%   to  1.45%   (5.83%)   to   (6.68%)
------------------------------------------------------------------------------------------------------------------------------

CALVERT VP SRI BAL
2011                     1,560      $1.17  to  $1.32        $1,669         1.24%      0.55%   to  1.20%    3.99%    to    3.32%
2010                     1,915      $1.12  to  $1.27        $1,996         1.29%      0.55%   to  1.20%   11.48%    to   10.76%
2009                     2,397      $1.01  to  $1.15        $2,240         1.89%      0.55%   to  1.20%   24.61%    to   23.80%
2008                     3,219      $0.81  to  $0.93        $2,452         2.44%      0.55%   to  1.20%  (31.70%)   to  (32.14%)
2007                     3,616      $1.18  to  $1.37        $4,031         2.39%      0.55%   to  1.20%    2.19%    to    1.53%
------------------------------------------------------------------------------------------------------------------------------

COL VP BAL, CL 3
2011                     6,971      $1.19  to  $1.15        $9,600            --      0.55%   to  1.70%    1.83%    to    0.66%
2010                     8,054      $1.17  to  $1.14       $10,814            --      0.55%   to  1.70%   11.91%    to   13.89%(7)
2009                     9,658      $1.05  to  $0.95       $11,637            --      0.55%   to  1.45%   23.55%    to   22.44%
2008                     8,677      $0.85  to  $0.77        $9,231         0.28%      0.55%   to  1.45%  (30.30%)   to  (30.92%)
2007                    13,925      $1.22  to  $1.12       $21,090         2.84%      0.55%   to  1.45%    1.17%    to    0.27%
------------------------------------------------------------------------------------------------------------------------------

COL VP CASH MGMT, CL 2
2011                       976      $0.99  to  $0.98          $974         0.01%      0.85%   to  1.70%   (0.84%)   to   (1.69%)
2010                         2      $1.00  to  $0.99           $24         0.00%      0.85%   to  1.70%   (0.38%)(7)to   (0.78%)(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP CASH MGMT, CL 3
2011                    23,583      $1.11  to  $1.01       $26,433         0.01%      0.55%   to  1.45%   (0.55%)   to   (1.43%)
2010                    24,625      $1.11  to  $1.03       $27,520         0.01%      0.55%   to  1.45%   (0.55%)   to   (1.42%)
2009                    38,573      $1.12  to  $1.04       $43,299         0.07%      0.55%   to  1.45%   (0.40%)   to   (1.29%)
2008                    65,574      $1.13  to  $1.06       $74,279         2.24%      0.55%   to  1.45%    1.72%    to    0.80%
2007                    50,866      $1.11  to  $1.05       $57,513         4.72%      0.55%   to  1.45%    4.24%    to    3.32%
------------------------------------------------------------------------------------------------------------------------------

COL VP DIV BOND, CL 2
2011                       476      $1.07  to  $1.06          $511         5.09%      0.85%   to  1.70%    5.58%    to    4.67%
2010                       162      $1.02  to  $1.01          $166            --      0.85%   to  1.70%    1.75%(7) to    1.35%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------



 240    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                      FOR THE YEAR ENDED DEC. 31
                                         AT DEC. 31                   -------------------------------------------------------
                       ---------------------------------------------                    EXPENSE RATIO
                        UNITS    ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT       LOWEST TO          TOTAL RETURN
                        (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)     HIGHEST(2)     LOWEST TO HIGHEST(3)
                       ------------------------------------------------------------------------------------------------------

COL VP DIV BOND, CL 3
2011                    36,531       $1.34  to  $1.25       $55,558         4.53%     0.55%   to  1.45%   6.10%    to    5.14%
2010                    44,253       $1.27  to  $1.19       $63,955         2.62%     0.55%   to  1.45%   7.73%    to    6.76%
2009                   219,232       $1.18  to  $1.12      $269,617         4.24%     0.55%   to  1.45%  13.79%    to   12.77%
2008                   198,995       $1.03  to  $0.99      $218,338         0.39%     0.55%   to  1.45%  (6.83%)   to   (7.66%)
2007                   169,601       $1.11  to  $1.07      $203,508         4.75%     0.55%   to  1.45%   4.62%    to    3.68%
-----------------------------------------------------------------------------------------------------------------------------

COL VP DIV EQ INC, CL 2
2011                       132       $1.14  to  $1.12          $150            --     0.85%   to  1.70%  (5.89%)   to   (6.70%)
2010                        12       $1.21  to  $1.20           $15            --     0.85%   to  1.70%  20.85%(7) to   20.38%(7)
2009                        --          --         --            --            --        --          --     --             --
2008                        --          --         --            --            --        --          --     --             --
2007                        --          --         --            --            --        --          --     --             --
-----------------------------------------------------------------------------------------------------------------------------

COL VP DIV EQ INC, CL 3
2011                    27,637       $1.25  to  $0.96       $39,787            --     0.55%   to  1.45%  (5.53%)   to   (6.38%)
2010                    35,043       $1.32  to  $1.03       $53,925            --     0.55%   to  1.45%  16.19%    to   15.15%
2009                   150,449       $1.14  to  $0.89      $166,409            --     0.55%   to  1.45%  26.76%    to   25.62%
2008                   121,100       $0.90  to  $0.71      $108,641         0.07%     0.55%   to  1.45% (40.79%)   to  (41.32%)
2007                    85,687       $1.52  to  $1.21      $141,740         1.58%     0.55%   to  1.45%   7.43%    to    6.46%
-----------------------------------------------------------------------------------------------------------------------------

COL VP DYN EQ, CL 2
2011                         0       $1.26  to  $1.24            $0            --     0.85%   to  1.70%   4.19%    to    3.30%
2010                        --       $1.21  to  $1.20            $0            --     0.85%   to  1.70%  20.74%(7) to   20.27%(7)
2009                        --          --         --            --            --        --          --     --             --
2008                        --          --         --            --            --        --          --     --             --
2007                        --          --         --            --            --        --          --     --             --
-----------------------------------------------------------------------------------------------------------------------------

COL VP DYN EQ, CL 3
2011                    20,464       $1.11  to  $0.98       $20,557            --     0.55%   to  1.45%   4.65%    to    3.72%
2010                    24,764       $1.06  to  $0.95       $23,807            --     0.55%   to  1.45%  16.69%    to   15.64%
2009                    29,751       $0.91  to  $0.82       $24,542            --     0.55%   to  1.45%  23.47%    to   22.36%
2008                    37,045       $0.73  to  $0.67       $24,974         0.24%     0.55%   to  1.45% (42.48%)   to  (43.00%)
2007                    49,136       $1.28  to  $1.17       $58,585         1.30%     0.55%   to  1.45%   2.37%    to    1.46%
-----------------------------------------------------------------------------------------------------------------------------

COL VP EMER MKTS OPP, CL 2
2011                       177       $0.95  to  $0.94          $169         1.14%     0.85%   to  1.70% (21.76%)   to  (22.43%)
2010                        40       $1.22  to  $1.21           $49         0.69%     0.85%   to  1.70%  21.89%(7) to   21.41%(7)
2009                        --          --         --            --            --        --          --     --             --
2008                        --          --         --            --            --        --          --     --             --
2007                        --          --         --            --            --        --          --     --             --
-----------------------------------------------------------------------------------------------------------------------------

COL VP EMER MKTS OPP, CL 3
2011                     8,541       $1.97  to  $1.26       $15,927         1.13%     0.55%   to  1.45% (21.45%)   to  (22.16%)
2010                    10,114       $2.50  to  $1.62       $24,121         1.51%     0.55%   to  1.45%  19.10%    to   18.03%
2009                    21,819       $2.10  to  $1.38       $40,000         0.38%     0.55%   to  1.45%  73.13%    to   71.58%
2008                    31,575       $1.21  to  $0.80       $32,849         0.67%     0.55%   to  1.45% (53.96%)   to  (54.37%)
2007                    15,932       $2.64  to  $1.76       $39,630         0.59%     0.55%   to  1.45%  37.35%    to   36.11%
-----------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL BOND, CL 2
2011                       384       $1.08  to  $1.07          $414         3.22%     0.85%   to  1.70%   3.74%    to    2.84%
2010                       123       $1.04  to  $1.04          $129         5.48%     0.85%   to  1.70%   4.03%(7) to    3.63%(7)
2009                        --          --         --            --            --        --          --     --             --
2008                        --          --         --            --            --        --          --     --             --
2007                        --          --         --            --            --        --          --     --             --
-----------------------------------------------------------------------------------------------------------------------------


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    241

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP GLOBAL BOND, CL 3
2011                    11,174      $1.34  to  $1.28       $18,899         2.84%      0.55%   to  1.45%    4.21%    to    3.28%
2010                    13,980      $1.29  to  $1.24       $22,904         3.24%      0.55%   to  1.45%    6.00%    to    5.05%
2009                    67,102      $1.21  to  $1.18       $91,076         1.83%      0.55%   to  1.45%   10.77%    to    9.77%
2008                    62,153      $1.10  to  $1.07       $78,086         6.96%      0.55%   to  1.45%   (0.98%)   to   (1.87%)
2007                    55,580      $1.11  to  $1.10       $72,563         3.70%      0.55%   to  1.45%    7.05%    to    6.09%
------------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL INFLATION PROT SEC, CL 2
2011                       225      $1.11  to  $1.10          $250         8.12%      0.85%   to  1.70%    8.99%    to    8.05%
2010                        29      $1.02  to  $1.01           $30            --      0.85%   to  1.70%    1.76%(7) to    1.36%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL INFLATION PROT SEC, CL 3
2011                    14,976      $1.35  to  $1.24       $19,525         7.48%      0.55%   to  1.45%    9.43%    to    8.45%
2010                    16,771      $1.23  to  $1.15       $20,060         0.80%      0.55%   to  1.45%    3.56%    to    2.63%
2009                   104,440      $1.19  to  $1.12      $119,829         8.57%      0.55%   to  1.45%    6.25%    to    5.30%
2008                    42,786      $1.12  to  $1.06       $46,515         2.47%      0.55%   to  1.45%   (0.41%)   to   (1.30%)
2007                    37,081      $1.12  to  $1.08       $40,698         2.36%      0.55%   to  1.45%    7.34%    to    6.37%
------------------------------------------------------------------------------------------------------------------------------

COL VP HI INC, CL 2
2011                     4,960      $1.37  to  $1.01        $6,663         7.66%      0.55%   to  1.70%    5.94%    to    4.72%
2010                     3,848      $1.29  to  $0.97        $4,901         7.95%      0.55%   to  1.70%   11.29%    to    4.98%(7)
2009                     4,210      $1.16  to  $1.13        $4,838        10.64%      0.55%   to  1.45%   43.13%    to   41.84%
2008                     4,375      $0.81  to  $0.80        $3,525        10.58%      0.55%   to  1.45%  (25.17%)   to  (25.84%)
2007                     5,726      $1.09  to  $1.08        $6,188         5.15%      0.55%   to  1.45%    1.14%    to    0.23%
------------------------------------------------------------------------------------------------------------------------------

COL VP HI YIELD BOND, CL 2
2011                       191      $1.13  to  $1.12          $215         9.76%      0.85%   to  1.70%    4.57%    to    3.68%
2010                        35      $1.08  to  $1.08           $39            --      0.85%   to  1.70%    8.04%(7) to    7.62%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP HI YIELD BOND, CL 3
2011                    11,018      $1.58  to  $1.40       $20,520         8.18%      0.55%   to  1.45%    5.10%    to    4.15%
2010                    14,504      $1.51  to  $1.34       $25,972         9.13%      0.55%   to  1.45%   13.34%    to   12.32%
2009                    18,233      $1.33  to  $1.19       $29,089         9.98%      0.55%   to  1.45%   53.01%    to   51.64%
2008                    22,020      $0.87  to  $0.79       $23,197         0.32%      0.55%   to  1.45%  (25.58%)   to  (26.25%)
2007                    33,277      $1.17  to  $1.07       $47,443         7.40%      0.55%   to  1.45%    1.29%    to    0.38%
------------------------------------------------------------------------------------------------------------------------------

COL VP INC OPP, CL 2
2011                       273      $1.13  to  $1.11          $308        10.20%      0.85%   to  1.70%    5.28%    to    4.38%
2010                       112      $1.07  to  $1.07          $120            --      0.85%   to  1.70%    7.15%(7) to    6.73%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP INC OPP, CL 3
2011                     7,832      $1.54  to  $1.40       $11,617         9.04%      0.55%   to  1.45%    5.68%    to    4.73%
2010                     8,585      $1.46  to  $1.34       $12,088         2.81%      0.55%   to  1.45%   12.43%    to   11.42%
2009                    82,468      $1.30  to  $1.20      $101,923         4.50%      0.55%   to  1.45%   41.61%    to   40.35%
2008                    43,318      $0.92  to  $0.85       $38,026         0.18%      0.55%   to  1.45%  (19.26%)   to  (19.98%)
2007                    34,123      $1.13  to  $1.07       $37,322         6.87%      0.55%   to  1.45%    2.07%    to    1.16%
------------------------------------------------------------------------------------------------------------------------------



 242    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP INTL OPP, CL 2
2011                       127      $1.04  to  $1.02          $132         1.43%      0.85%   to  1.70%  (13.24%)   to  (13.98%)
2010                        33      $1.19  to  $1.19           $40         0.15%      0.85%   to  1.70%   19.44%(7) to   18.97%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP INTL OPP, CL 3
2011                     6,258      $1.23  to  $0.92        $6,587         1.34%      0.55%   to  1.45%  (12.90%)   to  (13.68%)
2010                     7,317      $1.41  to  $1.07        $8,942         1.44%      0.55%   to  1.45%   13.27%    to   12.25%
2009                     9,065      $1.25  to  $0.95        $9,825         1.56%      0.55%   to  1.45%   26.84%    to   25.71%
2008                    11,408      $0.98  to  $0.76        $9,839         2.31%      0.55%   to  1.45%  (40.76%)   to  (41.29%)
2007                    16,045      $1.66  to  $1.29       $23,677         0.99%      0.55%   to  1.45%   12.06%    to   11.05%
------------------------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 2
2011                         0      $1.16  to  $1.14            $0            --      0.85%   to  1.70%   (4.19%)   to   (5.01%)
2010                        --      $1.21  to  $1.20            $0            --      0.85%   to  1.70%   20.93%(7) to   20.46%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 3
2011                     6,775      $1.07  to  $0.96        $3,902            --      0.55%   to  1.45%   (3.76%)   to   (4.62%)
2010                     8,572      $1.11  to  $1.00        $5,178            --      0.55%   to  1.45%   16.52%    to   15.48%
2009                     9,988      $0.95  to  $0.87        $5,165            --      0.55%   to  1.45%   36.24%    to   35.02%
2008                    12,974      $0.70  to  $0.64        $4,973         0.30%      0.55%   to  1.45%  (44.65%)   to  (45.15%)
2007                    20,147      $1.27  to  $1.17       $14,021         1.01%      0.55%   to  1.45%    2.50%    to    1.57%
------------------------------------------------------------------------------------------------------------------------------

COL VP LIMITED DURATION CR, CL 2
2011                       126      $1.02  to  $1.01          $129         1.58%      0.85%   to  1.70%    1.24%    to    0.37%
2010                        18      $1.01  to  $1.01           $19            --      0.85%   to  1.70%    1.20%(7) to    0.80%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP MARSICO GRO, CL 1
2011                    11,322      $1.06  to  $1.11       $12,227         0.30%      0.55%   to  1.45%   (3.17%)   to   (4.04%)
2010                    14,009      $1.10  to  $1.15       $15,648         0.16%      0.55%   to  1.45%   20.88%    to   19.80%
2009                   119,442      $0.91  to  $0.96      $113,537         0.88%      0.55%   to  1.45%   25.97%    to   24.84%
2008                    83,757      $0.72  to  $0.77       $63,098         0.34%      0.55%   to  1.45%  (39.78%)   to  (40.32%)
2007                    48,572      $1.20  to  $1.29       $60,711         0.07%      0.55%   to  1.45%   16.83%    to   15.78%
------------------------------------------------------------------------------------------------------------------------------

COL VP MARSICO INTL OPP, CL 2
2011                     2,738      $0.84  to  $1.00        $2,391         0.80%      0.55%   to  1.70%  (16.64%)   to  (17.60%)
2010                     3,359      $1.01  to  $1.22        $3,507         0.65%      0.55%   to  1.70%   13.11%    to   21.33%(7)
2009                     4,521      $0.89  to  $0.98        $4,184         1.90%      0.55%   to  1.45%   37.19%    to   35.96%
2008                     5,342      $0.65  to  $0.72        $3,602         1.34%      0.55%   to  1.45%  (48.77%)   to  (49.23%)
2007                     4,646      $1.27  to  $1.42        $6,072         0.17%      0.55%   to  1.45%   19.02%    to   17.94%
------------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP GRO OPP, CL 2
2011                        17      $1.07  to  $1.06           $19            --      0.85%   to  1.70%  (15.92%)   to  (16.64%)
2010                         1      $1.27  to  $1.27            $2            --      0.85%   to  1.70%   27.08%(7) to   26.59%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    243

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP MID CAP GRO OPP, CL 3
2011                     3,564      $1.21  to  $1.15        $3,933            --      0.55%   to  1.45%  (15.54%)   to  (16.29%)
2010                     4,198      $1.43  to  $1.37        $5,541            --      0.55%   to  1.45%   25.59%    to   24.46%
2009                     5,343      $1.14  to  $1.10        $5,705            --      0.55%   to  1.45%   62.51%    to   61.05%
2008                     5,726      $0.70  to  $0.69        $3,721         0.02%      0.55%   to  1.45%  (45.15%)   to  (45.64%)
2007                     7,683      $1.28  to  $1.26        $9,113         0.06%      0.55%   to  1.45%   13.11%    to   12.09%
------------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP VAL OPP, CL 2
2011                        72      $1.15  to  $1.13           $82            --      0.85%   to  1.70%   (9.35%)   to  (10.13%)
2010                        45      $1.26  to  $1.26           $57            --      0.85%   to  1.70%   26.40%(7) to   25.91%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP VAL OPP, CL 3
2011                     3,111      $1.14  to  $1.00        $3,596            --      0.55%   to  1.45%   (8.99%)   to   (9.81%)
2010                     3,970      $1.25  to  $1.11        $5,069            --      0.55%   to  1.45%   21.84%    to   20.75%
2009                    10,980      $1.02  to  $0.92       $11,119            --      0.55%   to  1.45%   40.16%    to   38.91%
2008                    18,411      $0.73  to  $0.66       $13,300            --      0.55%   to  1.45%  (45.41%)   to  (45.90%)
2007                    13,521      $1.34  to  $1.22       $18,290         0.74%      0.55%   to  1.45%    9.75%    to    8.76%
------------------------------------------------------------------------------------------------------------------------------

COL VP S&P 500, CL 3
2011                     6,611      $1.15  to  $1.17        $6,516            --      0.55%   to  1.70%    1.07%    to   (0.09%)
2010                     8,319      $1.14  to  $1.17        $8,095            --      0.55%   to  1.70%   14.07%    to   17.36%(7)
2009                    10,144      $1.00  to  $0.91        $8,614            --      0.55%   to  1.45%   25.31%    to   24.18%
2008                    12,137      $0.80  to  $0.73        $8,288         0.08%      0.55%   to  1.45%  (37.44%)   to  (38.00%)
2007                    15,645      $1.27  to  $1.18       $17,325         1.62%      0.55%   to  1.45%    4.44%    to    3.50%
------------------------------------------------------------------------------------------------------------------------------

COL VP SELECT LG CAP VAL, CL 2
2011                        15      $1.17  to  $1.16           $17            --      0.85%   to  1.70%   (2.62%)   to   (3.45%)
2010                         4      $1.20  to  $1.20            $5            --      0.85%   to  1.70%   20.38%(7) to   19.92%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP SELECT LG CAP VAL, CL 3
2011                       804      $1.11  to  $0.97          $849            --      0.55%   to  1.45%   (2.23%)   to   (3.11%)
2010                       597      $1.14  to  $1.00          $644            --      0.55%   to  1.45%   19.86%    to   18.78%
2009                       281      $0.95  to  $0.84          $256            --      0.55%   to  1.45%   25.44%    to   24.31%
2008                       209      $0.76  to  $0.68          $154         0.09%      0.55%   to  1.45%  (39.79%)   to  (40.33%)
2007                       377      $1.26  to  $1.13          $464         1.36%      0.55%   to  1.45%   (1.01%)   to   (1.89%)
------------------------------------------------------------------------------------------------------------------------------

COL VP SELECT SM CAP VAL, CL 2
2011                        40      $1.15  to  $1.14           $46            --      0.85%   to  1.70%   (9.46%)   to  (10.24%)
2010                        23      $1.27  to  $1.27           $30            --      0.85%   to  1.70%   27.43%(7) to   26.94%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP SELECT SM CAP VAL, CL 3
2011                     1,526      $1.12  to  $1.01        $2,001            --      0.55%   to  1.45%   (9.02%)   to   (9.83%)
2010                     1,873      $1.23  to  $1.12        $2,734            --      0.55%   to  1.45%   26.10%    to   24.97%
2009                     2,096      $0.97  to  $0.90        $2,443            --      0.55%   to  1.45%   39.05%    to   37.80%
2008                     2,955      $0.70  to  $0.65        $2,505            --      0.55%   to  1.45%  (38.93%)   to  (39.48%)
2007                     3,939      $1.15  to  $1.08        $5,559         0.16%      0.55%   to  1.45%   (4.71%)   to   (5.58%)
------------------------------------------------------------------------------------------------------------------------------



 244    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 2
2011                       203      $1.01  to  $0.99          $205         0.69%      0.85%   to  1.70%    0.37%    to   (0.50%)
2010                        34      $1.00  to  $1.00           $35            --      0.85%   to  1.70%    0.20%(7) to   (0.19%)(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 3
2011                    12,543      $1.15  to  $1.07       $15,460         0.90%      0.55%   to  1.45%    0.83%    to   (0.09%)
2010                    15,888      $1.14  to  $1.07       $19,607         1.00%      0.55%   to  1.45%    2.44%    to    1.51%
2009                    16,368      $1.12  to  $1.05       $19,932         3.15%      0.55%   to  1.45%    4.95%    to    4.01%
2008                    18,382      $1.06  to  $1.01       $21,378         0.14%      0.55%   to  1.45%   (3.17%)   to   (4.04%)
2007                    17,947      $1.10  to  $1.06       $21,830         4.18%      0.55%   to  1.45%    4.74%    to    3.47%
------------------------------------------------------------------------------------------------------------------------------

COL VP STRATEGIC INC, CL 2
2011                       239      $0.95  to  $0.94          $227            --      0.85%   to  1.70%    1.54%(9) to    0.95%(9)
2010                        --         --         --            --            --         --          --      --             --
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2011                     3,994      $0.90  to  $0.87        $3,531         2.41%      0.55%   to  1.45%  (13.13%)   to  (13.91%)
2010                     4,370      $1.03  to  $1.01        $4,461         6.84%      0.55%   to  1.45%   16.02%    to   14.98%
2009                     4,680      $0.89  to  $0.88        $4,131        12.12%      0.55%   to  1.45%   18.82%    to   17.75%
2008                     4,073      $0.75  to  $0.75        $3,033         1.34%      0.55%   to  1.45%  (34.09%)   to  (34.69%)
2007                     2,413      $1.13  to  $1.14        $2,735         4.04%      0.55%   to  1.45%   16.68%    to   15.63%
------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2011                       233      $0.88  to  $0.85          $203         1.88%      0.85%   to  1.45%  (15.63%)   to  (16.14%)
2010                       226      $1.04  to  $1.01          $234         1.67%      0.85%   to  1.45%    8.81%    to    8.17%
2009                       285      $0.95  to  $0.93          $271         3.76%      0.85%   to  1.45%   23.83%    to   23.10%
2008                       280      $0.77  to  $0.76          $215         1.40%      0.85%   to  1.45%  (42.85%)   to  (43.19%)
2007                       186      $1.35  to  $1.34          $251         0.93%      0.85%   to  1.45%   15.85%    to   15.14%
------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2011                     9,557      $1.20  to  $1.14       $11,213         4.23%      0.55%   to  1.45%    1.98%    to    1.08%
2010                     9,857      $1.18  to  $1.12       $11,379         4.00%      0.55%   to  1.45%    8.53%    to    7.55%
2009                    54,109      $1.08  to  $1.05       $57,630         4.79%      0.55%   to  1.45%   43.52%    to   42.23%
2008                    38,615      $0.76  to  $0.73       $28,774         5.74%      0.55%   to  1.45%  (27.54%)   to  (28.19%)
2007                    29,866      $1.04  to  $1.02       $30,846         6.25%      0.55%   to  1.45%    1.08%    to    0.16%
------------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2011                    21,427      $1.04  to  $1.15       $22,615         0.72%      0.55%   to  1.70%   (3.32%)   to   (4.42%)
2010                    26,229      $1.08  to  $1.20       $28,668         0.81%      0.55%   to  1.70%   16.29%    to   19.32%(7)
2009                    47,996      $0.93  to  $0.97       $45,708         0.92%      0.55%   to  1.45%   34.73%    to   33.52%
2008                    87,551      $0.69  to  $0.73       $62,382         0.96%      0.55%   to  1.45%  (43.01%)   to  (43.52%)
2007                    62,280      $1.21  to  $1.29       $77,767         0.88%      0.55%   to  1.45%   16.66%    to   15.61%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2011                     1,351      $1.02  to  $1.00        $1,370         1.57%      0.75%   to  0.95%    0.82%    to    0.62%
2010                     1,693      $1.01  to  $0.99        $1,705         0.55%      0.75%   to  0.95%   13.81%    to   13.58%
2009                     2,449      $0.89  to  $0.87        $2,163         0.95%      0.75%   to  0.95%   26.21%    to   25.96%
2008                     3,326      $0.70  to  $0.69        $2,329         0.87%      0.75%   to  0.95%  (42.21%)   to  (42.33%)
2007                     5,142      $1.22  to  $1.20        $6,229         1.66%      0.75%   to  0.95%   11.16%    to   10.94%
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    245

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2011                     7,408      $1.13  to  $1.31        $8,796         1.42%      0.55%   to  1.20%    0.80%    to    0.15%
2010                     9,834      $1.12  to  $1.31       $11,606         0.44%      0.55%   to  1.20%   13.92%    to   13.18%
2009                    12,843      $0.98  to  $1.16       $13,318         0.83%      0.55%   to  1.20%   26.33%    to   25.50%
2008                    15,851      $0.78  to  $0.92       $13,101         0.84%      0.55%   to  1.20%  (42.21%)   to  (42.59%)
2007                    20,937      $1.34  to  $1.61       $30,036         1.39%      0.55%   to  1.20%   11.24%    to   10.52%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2011                     1,494      $2.07  to  $2.02        $3,064         0.13%      0.75%   to  0.95%  (11.38%)   to  (11.56%)
2010                     1,936      $2.34  to  $2.29        $4,487         0.24%      0.75%   to  0.95%   27.74%    to   27.49%
2009                     2,598      $1.83  to  $1.80        $4,717         0.54%      0.75%   to  0.95%   38.97%    to   38.69%
2008                     3,682      $1.32  to  $1.29        $4,814         0.33%      0.75%   to  0.95%  (39.96%)   to  (40.08%)
2007                     5,520      $2.19  to  $2.16       $12,021         0.71%      0.75%   to  0.95%   14.62%    to   14.39%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2011                    15,096      $1.50  to  $1.08       $28,052         0.02%      0.55%   to  1.70%  (11.34%)   to  (12.35%)
2010                    19,382      $1.70  to  $1.24       $41,046         0.09%      0.55%   to  1.70%   27.87%    to   23.09%(7)
2009                    43,897      $1.33  to  $1.04       $64,438         0.43%      0.55%   to  1.45%   38.99%    to   37.74%
2008                    58,773      $0.95  to  $0.76       $62,465         0.25%      0.55%   to  1.45%  (39.94%)   to  (40.48%)
2007                    46,042      $1.59  to  $1.27       $91,829         0.49%      0.55%   to  1.45%   14.70%    to   13.67%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2011                       474      $0.94  to  $0.92          $438         1.13%      0.75%   to  0.95%  (17.85%)   to  (18.01%)
2010                       609      $1.14  to  $1.12          $687         1.21%      0.75%   to  0.95%   12.15%    to   11.92%
2009                       776      $1.02  to  $1.00          $782         1.82%      0.75%   to  0.95%   25.49%    to   25.24%
2008                     1,106      $0.81  to  $0.80          $890         1.92%      0.75%   to  0.95%  (44.29%)   to  (44.40%)
2007                     1,970      $1.46  to  $1.44        $2,848         3.09%      0.75%   to  0.95%   16.32%    to   16.09%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2011                     4,582      $1.09  to  $0.84        $5,107         1.02%      0.55%   to  1.45%  (17.79%)   to  (18.53%)
2010                     6,209      $1.33  to  $1.03        $8,629         1.11%      0.55%   to  1.45%   12.21%    to   11.21%
2009                     7,380      $1.19  to  $0.92        $9,290         1.83%      0.55%   to  1.45%   25.53%    to   24.41%
2008                     9,113      $0.94  to  $0.74        $9,254         2.13%      0.55%   to  1.45%  (44.27%)   to  (44.77%)
2007                    11,215      $1.69  to  $1.34       $20,979         2.89%      0.55%   to  1.45%   16.41%    to   15.36%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2011                     5,014      $0.86  to  $0.70        $6,543         7.73%      0.55%   to  1.45%   (6.17%)   to   (7.01%)
2010                     5,902      $0.91  to  $0.76        $8,520         2.91%      0.55%   to  1.45%   20.31%    to   19.23%
2009                     6,777      $0.76  to  $0.63        $8,474        12.94%      0.55%   to  1.45%   18.43%    to   17.37%
2008                     8,312      $0.64  to  $0.54        $9,000         1.02%      0.55%   to  1.45%  (42.71%)   to  (43.22%)
2007                    11,942      $1.12  to  $0.95       $23,237         2.44%      0.55%   to  1.45%  (21.30%)   to  (22.01%)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2011                     5,110      $1.33  to  $1.23        $9,060         0.71%      0.55%   to  1.70%   (4.29%)   to   (5.38%)
2010                     6,320      $1.39  to  $1.30       $12,043         0.76%      0.55%   to  1.70%   27.52%    to   29.42%(7)
2009                     7,494      $1.09  to  $0.92       $11,588         1.66%      0.55%   to  1.45%   28.45%    to   27.30%
2008                     8,307      $0.85  to  $0.72       $10,292         1.16%      0.55%   to  1.45%  (33.38%)   to  (33.98%)
2007                    10,936      $1.27  to  $1.10       $21,074         0.65%      0.55%   to  1.45%   (2.92%)   to   (3.79%)
------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2011                     9,772      $1.18  to  $1.09       $11,887         2.22%      0.55%   to  1.70%   (1.58%)   to   (2.71%)
2010                    12,766      $1.20  to  $1.12       $15,882         1.55%      0.55%   to  1.70%   10.59%    to   11.34%(7)
2009                    14,798      $1.09  to  $0.89       $16,820         1.93%      0.55%   to  1.45%   25.36%    to   24.23%
2008                    16,737      $0.87  to  $0.72       $15,409         2.91%      0.55%   to  1.45%  (37.45%)   to  (38.02%)
2007                    20,731      $1.39  to  $1.16       $31,127         1.40%      0.55%   to  1.45%    2.91%    to    1.98%
------------------------------------------------------------------------------------------------------------------------------



 246    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2011                     5,483      $1.34  to  $1.89       $12,445         0.68%      0.55%   to  1.20%   (6.89%)   to   (7.49%)
2010                     7,200      $1.43  to  $2.04       $17,613         0.64%      0.55%   to  1.20%   24.32%    to   23.51%
2009                     9,048      $1.15  to  $1.65       $17,889         1.70%      0.55%   to  1.20%   32.42%    to   31.56%
2008                    11,725      $0.87  to  $1.25       $17,534         0.86%      0.55%   to  1.20%  (37.40%)   to  (37.80%)
2007                    18,020      $1.39  to  $2.02       $42,946         0.70%      0.55%   to  1.20%    2.63%    to    1.97%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2011                       190      $1.47  to  $1.44          $273         0.79%      0.75%   to  0.95%   (0.08%)   to   (0.27%)
2010                       236      $1.47  to  $1.44          $341         0.54%      0.75%   to  0.95%   29.15%    to   28.89%
2009                       283      $1.14  to  $1.12          $317         1.16%      0.75%   to  0.95%   26.72%    to   26.47%
2008                       337      $0.90  to  $0.88          $299         0.62%      0.75%   to  0.95%  (34.52%)   to  (34.65%)
2007                       506      $1.37  to  $1.35          $686         0.36%      0.75%   to  0.95%  (17.11%)   to  (17.28%)
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2011                     6,718      $1.05  to  $0.92        $6,314         1.58%      0.55%   to  1.45%    3.48%    to    2.55%
2010                     8,698      $1.02  to  $0.90        $7,922         1.41%      0.55%   to  1.45%   12.22%    to   11.22%
2009                    10,686      $0.90  to  $0.81        $8,679         1.97%      0.55%   to  1.45%   20.48%    to   19.40%
2008                    13,087      $0.75  to  $0.68        $8,874         1.45%      0.55%   to  1.45%  (37.35%)   to  (37.91%)
2007                    17,065      $1.20  to  $1.09       $18,570         0.97%      0.55%   to  1.45%   (2.17%)   to   (3.05%)
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER I
2011                       456      $0.55  to  $0.54          $248         0.14%      0.75%   to  0.95%   (8.60%)   to   (8.78%)
2010                       685      $0.60  to  $0.59          $408         0.76%      0.75%   to  0.95%   14.63%    to   14.40%
2009                       790      $0.53  to  $0.52          $411         0.57%      0.75%   to  0.95%   20.17%    to   19.93%
2008                     1,101      $0.44  to  $0.43          $477            --      0.75%   to  0.95%  (42.92%)   to  (43.04%)
2007                     1,650      $0.77  to  $0.75        $1,253            --      0.75%   to  0.95%   11.17%    to   10.95%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2011                     4,821      $0.93  to  $0.86        $4,397            --      0.55%   to  1.45%   (8.62%)   to   (9.44%)
2010                     5,883      $1.02  to  $0.95        $5,875         0.52%      0.55%   to  1.45%   14.57%    to   13.55%
2009                     6,937      $0.89  to  $0.84        $6,043         0.27%      0.55%   to  1.45%   20.05%    to   18.98%
2008                     8,123      $0.74  to  $0.70        $5,926            --      0.55%   to  1.45%  (42.94%)   to  (43.45%)
2007                     9,492      $1.30  to  $1.24       $12,160            --      0.55%   to  1.45%   11.12%    to   10.12%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
2011                       424      $1.16  to  $0.82          $486            --      0.75%   to  1.20%   (7.85%)   to  (18.32%)(9)
2010                       366      $1.25  to  $1.23          $456            --      0.75%   to  0.95%   17.89%    to   17.66%
2009                       501      $1.06  to  $1.04          $530            --      0.75%   to  0.95%   41.31%    to   41.02%
2008                       626      $0.75  to  $0.74          $469            --      0.75%   to  0.95%  (47.42%)   to  (47.53%)
2007                       798      $1.43  to  $1.41        $1,138            --      0.75%   to  0.95%   10.01%    to    9.79%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2011                     1,256      $1.17  to  $0.97        $1,418            --      0.55%   to  1.45%   (7.88%)   to   (8.70%)
2010                     1,529      $1.27  to  $1.07        $1,920            --      0.55%   to  1.45%   17.82%    to   16.77%
2009                     1,600      $1.08  to  $0.91        $1,708            --      0.55%   to  1.45%   41.21%    to   39.95%
2008                     2,060      $0.76  to  $0.65        $1,588            --      0.55%   to  1.45%  (47.42%)   to  (47.89%)
2007                     2,571      $1.45  to  $1.25        $3,873            --      0.55%   to  1.45%    9.94%    to    8.95%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2011                     4,290      $1.83  to  $1.83        $7,934         0.94%      1.25%   to  1.25%   (1.30%)   to   (1.30%)
2010                     5,251      $1.85  to  $1.85        $9,822         0.94%      1.25%   to  1.25%    8.19%    to    8.19%
2009                     6,436      $1.71  to  $1.71       $11,112         1.75%      1.25%   to  1.25%   26.71%    to   26.71%
2008                     8,124      $1.35  to  $1.35       $11,053         1.89%      1.25%   to  1.25%  (31.01%)   to  (31.01%)
2007                    11,316      $1.96  to  $1.96       $22,274         0.96%      1.25%   to  1.25%    6.77%    to    6.77%
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    247

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

INVESCO VI DIV DIVD, SER I
2011                       994      $0.92  to  $0.92          $912            --      0.55%   to  1.20%   (8.03%)(9)to   (8.43%)(9)
2010                        --         --         --            --            --         --          --      --             --
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI DIV DIVD, SER II
2011                       960      $0.92  to  $0.91          $879            --      0.85%   to  1.45%   (8.36%)(9)to   (8.73%)(9)
2010                        --         --         --            --            --         --          --      --             --
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI GLOBAL HLTH, SER II
2011                     1,882      $1.10  to  $1.11        $2,093            --      0.55%   to  1.45%    3.16%    to    2.23%
2010                     2,159      $1.07  to  $1.08        $2,335            --      0.55%   to  1.45%    4.43%    to    3.49%
2009                     2,297      $1.02  to  $1.04        $2,382         0.12%      0.55%   to  1.45%   26.69%    to   25.56%
2008                     2,346      $0.81  to  $0.83        $1,923            --      0.55%   to  1.45%  (29.17%)   to  (29.81%)
2007                     1,965      $1.14  to  $1.19        $2,287            --      0.55%   to  1.45%   10.90%    to    9.90%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2011                     3,906      $1.30  to  $1.09        $4,706         1.19%      0.55%   to  1.45%   (7.50%)   to   (8.33%)
2010                     4,684      $1.40  to  $1.19        $6,142         0.47%      0.55%   to  1.45%   11.99%    to   10.99%
2009                    42,710      $1.25  to  $1.07       $48,223         1.53%      0.55%   to  1.45%   34.17%    to   32.97%
2008                    36,094      $0.93  to  $0.80       $30,573         0.73%      0.55%   to  1.45%  (40.87%)   to  (41.40%)
2007                    15,301      $1.58  to  $1.37       $22,117         0.87%      0.55%   to  1.45%   13.82%    to   12.79%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VI TECH, SER I
2011                     1,522      $1.22  to  $1.53        $1,351         0.17%      0.55%   to  1.20%   (5.57%)   to   (6.19%)
2010                     1,886      $1.29  to  $1.64        $1,757            --      0.55%   to  1.20%   20.64%    to   19.86%
2009                     1,917      $1.07  to  $1.36        $1,483            --      0.55%   to  1.20%   56.54%    to   55.52%
2008                     1,972      $0.68  to  $0.88          $990            --      0.55%   to  1.20%  (44.81%)   to  (45.17%)
2007                     2,353      $1.24  to  $1.60        $2,117            --      0.55%   to  1.20%    7.11%    to    6.41%
------------------------------------------------------------------------------------------------------------------------------

INVESCO VANK VI COMSTOCK, SER II
2011                     9,427      $1.09  to  $0.96        $9,943         1.37%      0.55%   to  1.45%   (2.64%)   to   (3.51%)
2010                    11,227      $1.12  to  $0.99       $12,215         0.23%      0.55%   to  1.45%   15.06%    to   14.03%
2009                    43,684      $0.98  to  $0.87       $40,021         4.61%      0.55%   to  1.45%   27.70%    to   26.56%
2008                    56,243      $0.76  to  $0.69       $40,534         2.08%      0.55%   to  1.45%  (36.15%)   to  (36.73%)
2007                    41,445      $1.20  to  $1.08       $47,415         1.55%      0.55%   to  1.45%   (2.87%)   to   (3.74%)
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2011                       851      $0.69  to  $0.67          $584            --      0.75%   to  0.95%   (2.39%)   to   (2.58%)
2010                     1,169      $0.70  to  $0.69          $823            --      0.75%   to  0.95%   24.58%    to   24.33%
2009                     1,315      $0.57  to  $0.56          $743            --      0.75%   to  0.95%   43.36%    to   43.08%
2008                     1,546      $0.39  to  $0.39          $610         0.06%      0.75%   to  0.95%  (44.28%)   to  (44.39%)
2007                     1,812      $0.71  to  $0.70        $1,283         0.07%      0.75%   to  0.95%   20.82%    to   20.59%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2011                     1,628      $0.52  to  $1.79          $874            --      0.75%   to  1.20%   (9.34%)   to   (9.75%)
2010                     2,130      $0.57  to  $1.98        $1,267            --      0.75%   to  1.20%   23.47%    to   22.91%
2009                     2,342      $0.46  to  $1.61        $1,119            --      0.75%   to  1.20%   55.72%    to   55.03%
2008                     2,236      $0.30  to  $1.04          $686         0.09%      0.75%   to  1.20%  (44.39%)   to  (44.64%)
2007                     2,511      $0.54  to  $1.88        $1,393         0.35%      0.75%   to  1.20%   20.78%    to   20.24%
------------------------------------------------------------------------------------------------------------------------------



 248    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2011                     6,490      $0.92  to  $1.08        $5,853         0.44%      0.55%   to  1.70%   (6.06%)   to   (7.13%)
2010                     7,508      $0.98  to  $1.17        $7,233         0.06%      0.55%   to  1.70%   13.63%    to   16.35%(7)
2009                   114,211      $0.86  to  $0.84       $97,037         0.38%      0.55%   to  1.45%   35.27%    to   34.06%
2008                    82,507      $0.63  to  $0.63       $52,029         0.64%      0.55%   to  1.45%  (40.20%)   to  (40.74%)
2007                    49,113      $1.06  to  $1.06       $51,993         0.66%      0.55%   to  1.45%    6.28%(5) to    5.64%(5)
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2011                     3,493      $1.30  to  $2.51        $4,637         0.38%      0.75%   to  1.20%  (32.84%)   to  (33.14%)
2010                     4,984      $1.94  to  $3.76        $9,841         0.53%      0.75%   to  1.20%   24.08%    to   23.53%
2009                     6,188      $1.56  to  $3.04        $9,832         0.40%      0.75%   to  1.20%   77.73%    to   76.94%
2008                     8,127      $0.88  to  $1.72        $7,252         1.13%      0.75%   to  1.20%  (52.59%)   to  (52.80%)
2007                    10,021      $1.85  to  $3.64       $19,104         0.45%      0.75%   to  1.20%   27.06%    to   26.48%
------------------------------------------------------------------------------------------------------------------------------

LM CB VAR SM CAP GRO, CL I
2011                       590      $1.07  to  $1.03          $622            --      0.55%   to  1.45%    0.83%    to   (0.07%)
2010                       631      $1.06  to  $1.03          $663            --      0.55%   to  1.45%   24.50%    to   23.38%
2009                       622      $0.85  to  $0.83          $526            --      0.55%   to  1.45%   41.99%    to   40.72%
2008                       518      $0.60  to  $0.59          $310            --      0.55%   to  1.45%  (41.03%)   to  (41.57%)
2007                       471      $1.02  to  $1.01          $480            --      0.55%   to  1.45%    2.01%(4) to    1.39%(4)
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2011                     5,149      $1.22  to  $1.15        $4,047         0.26%      0.55%   to  1.45%   (0.17%)   to   (1.07%)
2010                     6,341      $1.22  to  $1.16        $4,968         0.30%      0.55%   to  1.45%   11.53%    to   10.54%
2009                     7,699      $1.10  to  $1.05        $5,293         0.44%      0.55%   to  1.45%   38.33%    to   37.09%
2008                     8,742      $0.79  to  $0.77        $4,287         0.30%      0.55%   to  1.45%  (37.33%)   to  (37.89%)
2007                    10,490      $1.26  to  $1.23        $8,181         0.09%      0.55%   to  1.45%   10.41%    to    9.41%
------------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2011                     2,719      $1.46  to  $1.76        $3,023            --      0.55%   to  1.20%  (10.98%)   to  (11.56%)
2010                     3,550      $1.64  to  $1.99        $4,473            --      0.55%   to  1.20%   35.19%    to   34.32%
2009                     4,192      $1.21  to  $1.48        $3,911            --      0.55%   to  1.20%   62.03%    to   60.98%
2008                     5,008      $0.75  to  $0.92        $2,907            --      0.55%   to  1.20%  (39.85%)   to  (40.24%)
2007                     6,207      $1.24  to  $1.54        $6,046            --      0.55%   to  1.20%    1.69%    to    1.02%
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2011                     5,023      $1.99  to  $1.22        $9,711         2.96%      0.55%   to  1.70%    5.92%    to    4.71%
2010                     5,997      $1.87  to  $1.17       $11,066         3.10%      0.55%   to  1.70%   12.89%    to   15.75%(7)
2009                     6,819      $1.66  to  $1.22       $11,375         4.69%      0.55%   to  1.45%   32.14%    to   30.96%
2008                     7,505      $1.26  to  $0.93        $9,753         1.35%      0.55%   to  1.45%  (38.15%)   to  (38.71%)
2007                     8,562      $2.03  to  $1.51       $18,508         0.82%      0.55%   to  1.45%   26.85%    to   25.71%
------------------------------------------------------------------------------------------------------------------------------

MS UIF GLOBAL REAL EST, CL II
2011                     2,818      $0.94  to  $0.92        $2,636         3.25%      0.55%   to  1.45%  (10.64%)   to  (11.44%)
2010                     2,823      $1.06  to  $1.04        $2,964         8.41%      0.55%   to  1.45%   21.65%    to   20.56%
2009                    17,952      $0.87  to  $0.86       $15,599         0.02%      0.55%   to  1.45%   40.64%    to   39.38%
2008                    23,911      $0.62  to  $0.62       $14,819         2.57%      0.55%   to  1.45%  (44.65%)   to  (45.15%)
2007                     9,746      $1.12  to  $1.12       $10,938         1.30%      0.55%   to  1.45%   (8.98%)   to   (9.80%)
------------------------------------------------------------------------------------------------------------------------------

MS UIF MID CAP GRO, CL II
2011                     2,046      $1.21  to  $1.15        $2,553         0.25%      0.55%   to  1.70%   (7.68%)   to   (8.74%)
2010                     2,187      $1.31  to  $1.26        $2,954            --      0.55%   to  1.70%   31.54%    to   25.32%(7)
2009                     2,591      $1.00  to  $1.12        $2,654            --      0.55%   to  1.45%   56.51%    to   55.10%
2008                     2,828      $0.64  to  $0.72        $1,864            --      0.55%   to  1.45%  (47.11%)   to  (47.58%)
2007                     2,585      $1.21  to  $1.38        $3,216            --      0.55%   to  1.45%   21.94%    to   20.84%
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    249

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2011                     1,772      $0.81  to  $0.88        $1,479         6.11%      0.55%   to  1.45%  (12.81%)   to  (13.59%)
2010                     1,936      $0.93  to  $1.01        $1,861         2.19%      0.55%   to  1.45%   21.34%    to   20.26%
2009                    24,662      $0.76  to  $0.84       $20,307         3.72%      0.55%   to  1.45%   33.77%    to   32.57%
2008                    23,603      $0.57  to  $0.64       $14,506            --      0.55%   to  1.45%  (46.73%)   to  (47.21%)
2007                    17,665      $1.07  to  $1.20       $20,385         2.13%      0.55%   to  1.45%    2.64%    to    1.72%
------------------------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2011                       369      $1.14  to  $1.13          $419         0.27%      0.85%   to  1.70%   (3.97%)   to   (4.78%)
2010                       336      $1.19  to  $1.18          $397         0.02%      0.85%   to  1.70%   21.72%    to   17.47%(7)
2009                       291      $0.97  to  $0.95          $283         2.11%      0.85%   to  1.45%   30.20%    to   29.42%
2008                       276      $0.75  to  $0.74          $206         1.87%      0.85%   to  1.45%  (39.94%)   to  (40.30%)
2007                       275      $1.25  to  $1.24          $342         0.02%      0.85%   to  1.45%    6.46%    to    5.82%
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2011                     5,107      $1.29  to  $1.06        $6,020         1.08%      0.55%   to  1.70%   (9.03%)   to  (10.07%)
2010                     5,813      $1.42  to  $1.18        $7,620         1.25%      0.55%   to  1.70%   15.07%    to   17.83%(7)
2009                     6,462      $1.23  to  $1.00        $7,419         1.96%      0.55%   to  1.45%   38.59%    to   37.35%
2008                     7,197      $0.89  to  $0.72        $6,000         1.32%      0.55%   to  1.45%  (40.66%)   to  (41.19%)
2007                     8,439      $1.50  to  $1.23       $12,037         1.11%      0.55%   to  1.45%    5.50%    to    4.55%
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SRV
2011                    29,871      $1.39  to  $1.26       $39,888         3.00%      0.55%   to  1.45%    0.10%    to   (0.80%)
2010                    37,820      $1.38  to  $1.27       $50,700        14.31%      0.55%   to  1.45%   14.14%    to   13.12%
2009                   137,869      $1.21  to  $1.12      $160,430         0.23%      0.55%   to  1.45%   17.76%    to   16.70%
2008                   122,873      $1.03  to  $0.96      $122,363         4.40%      0.55%   to  1.45%  (14.95%)   to  (15.72%)
2007                   106,204      $1.21  to  $1.14      $125,150         2.45%      0.55%   to  1.45%    8.95%    to    7.97%
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM MID CAP VA, SERV
2011                     1,635      $1.27  to  $1.17        $1,949         0.42%      0.55%   to  1.70%   (2.92%)   to   (4.03%)
2010                     2,095      $1.31  to  $1.22        $2,591         0.44%      0.55%   to  1.70%   22.38%    to   21.44%(7)
2009                     2,613      $1.07  to  $0.92        $2,653         0.66%      0.55%   to  1.45%   36.13%    to   34.91%
2008                     2,861      $0.79  to  $0.68        $2,154         0.29%      0.55%   to  1.45%  (38.34%)   to  (38.90%)
2007                     3,794      $1.28  to  $1.12        $4,671         0.14%      0.55%   to  1.45%   (1.94%)   to   (2.82%)
------------------------------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2011                     1,025      $0.92  to  $0.89          $938         0.89%      0.85%   to  1.45%   (5.29%)   to   (5.86%)
2010                     1,066      $0.97  to  $0.95        $1,032         0.88%      0.85%   to  1.45%   13.84%    to   13.15%
2009                     1,286      $0.85  to  $0.84        $1,094         0.16%      0.85%   to  1.45%   31.45%    to   30.66%
2008                     1,208      $0.65  to  $0.64          $783         0.87%      0.85%   to  1.45%  (42.11%)   to  (42.46%)
2007                       678      $1.12  to  $1.11          $759         0.52%      0.85%   to  1.45%    4.80%    to    4.17%
------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2011                    15,081      $1.29  to  $1.06       $19,103         7.65%      0.55%   to  1.70%    1.37%    to    0.22%
2010                    13,680      $1.27  to  $1.06       $17,166         4.97%      0.55%   to  1.70%   12.39%    to    6.10%(7)
2009                    70,295      $1.13  to  $1.10       $78,840         6.92%      0.55%   to  1.45%   20.76%    to   19.68%
2008                    74,659      $0.94  to  $0.92       $69,596         6.53%      0.55%   to  1.45%  (16.37%)   to  (17.12%)
2007                    51,815      $1.12  to  $1.11       $57,982         8.16%      0.55%   to  1.45%    7.59%    to    6.62%
------------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2011                       978      $1.22  to  $1.32        $1,124         3.62%      0.55%   to  1.20%   (1.72%)   to   (2.35%)
2010                     1,162      $1.24  to  $1.36        $1,368         1.98%      0.55%   to  1.20%    1.90%    to    1.24%
2009                     1,463      $1.22  to  $1.34        $1,695        11.57%      0.55%   to  1.20%   25.31%    to   24.50%
2008                     1,931      $0.97  to  $1.08        $1,788            --      0.55%   to  1.20%  (17.52%)   to  (18.06%)
2007                     2,313      $1.18  to  $1.31        $2,612         0.82%      0.55%   to  1.20%   (1.15%)   to   (1.79%)
------------------------------------------------------------------------------------------------------------------------------



 250    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2011                     1,233      $1.01  to  $1.32        $1,369         3.42%      0.55%   to  1.20%  (17.39%)   to  (17.92%)
2010                     1,517      $1.22  to  $1.61        $2,040         3.70%      0.55%   to  1.20%    9.41%    to    8.71%
2009                     2,180      $1.11  to  $1.48        $2,676            --      0.55%   to  1.20%   23.95%    to   23.15%
2008                     2,934      $0.90  to  $1.20        $2,906         2.27%      0.55%   to  1.20%  (44.26%)   to  (44.62%)
2007                     4,260      $1.61  to  $2.17        $7,588         2.88%      0.55%   to  1.20%    7.77%    to    7.07%
------------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IA
2011                     3,746      $1.26  to  $1.26        $4,715         0.40%      1.25%   to  1.25%   (6.06%)   to   (6.06%)
2010                     4,233      $1.34  to  $1.34        $5,671         0.59%      1.25%   to  1.25%   18.38%    to   18.38%
2009                     5,013      $1.13  to  $1.13        $5,674         0.70%      1.25%   to  1.25%   30.84%    to   30.84%
2008                     6,554      $0.86  to  $0.86        $5,669         0.32%      1.25%   to  1.25%  (39.38%)   to  (39.38%)
2007                     8,906      $1.43  to  $1.43       $12,707         0.17%      1.25%   to  1.25%    4.69%    to    4.69%
------------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IB
2011                       804      $1.07  to  $1.06          $856         0.27%      0.55%   to  1.20%   (5.60%)   to   (6.22%)
2010                     1,074      $1.13  to  $1.13        $1,215            --      0.55%   to  1.20%   13.15%(8) to   12.95%(8)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2011                       369      $2.51  to  $2.46          $915         2.15%      0.75%   to  0.95%  (12.76%)   to  (12.93%)
2010                       481      $2.88  to  $2.82        $1,371         1.83%      0.75%   to  0.95%   28.99%    to   28.73%
2009                       582      $2.23  to  $2.19        $1,286            --      0.75%   to  0.95%   56.86%    to   56.55%
2008                       740      $1.42  to  $1.40        $1,044         1.93%      0.75%   to  0.95%  (43.69%)   to  (43.81%)
2007                     1,270      $2.53  to  $2.49        $3,185         1.38%      0.75%   to  0.95%    3.20%    to    2.99%
------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2011                       712      $1.64  to  $1.61        $1,154         1.75%      0.75%   to  0.95%  (21.89%)   to  (22.05%)
2010                       896      $2.10  to  $2.06        $1,861         3.83%      0.75%   to  0.95%   13.21%    to   12.99%
2009                     1,107      $1.86  to  $1.82        $2,034            --      0.75%   to  0.95%   44.26%    to   43.98%
2008                     1,638      $1.29  to  $1.27        $2,088         0.80%      0.75%   to  0.95%  (44.08%)   to  (44.19%)
2007                     2,614      $2.30  to  $2.27        $5,967         2.11%      0.75%   to  0.95%   (5.52%)   to   (5.71%)
------------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 2
2011                    29,999      $1.08  to  $1.11       $32,283            --      0.55%   to  1.70%   (3.63%)   to   (4.73%)
2010                     9,828      $1.12  to  $1.16       $11,021            --      0.55%   to  1.70%   13.63%(6) to   16.22%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 4
2011                    83,698      $1.09  to  $1.07       $90,296            --      0.55%   to  1.45%   (3.45%)   to   (4.32%)
2010                    89,107      $1.12  to  $1.12       $99,952            --      0.55%   to  1.45%   13.63%(6) to   12.96%(6)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP AC DIV BOND, CL 2
2011                       166      $1.07  to  $1.05          $177         1.00%      0.85%   to  1.70%    6.20%    to    5.30%
2010                        59      $1.00  to  $1.00           $60            --      0.85%   to  1.70%    0.29%(7) to   (0.10%)(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    251

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

VP AC GRO, CL 2
2011                        41      $1.19  to  $1.17           $49            --      0.85%   to  1.70%   (1.72%)   to   (2.56%)
2010                         8      $1.21  to  $1.21           $10            --      0.85%   to  1.70%   21.02%(7) to   20.55%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP COL WANGER INTL EQ, CL 2
2011                       150      $1.03  to  $1.02          $156         2.02%      0.85%   to  1.70%  (14.49%)   to  (15.21%)
2010                        67      $1.21  to  $1.20           $81         0.49%      0.85%   to  1.70%   20.97%(7) to   20.50%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP COL WANGER US EQ, CL 2
2011                       109      $1.22  to  $1.20          $133            --      0.85%   to  1.70%   (5.86%)   to   (6.66%)
2010                        65      $1.29  to  $1.29           $84            --      0.85%   to  1.70%   29.16%(7) to   28.66%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 2
2011                    46,252      $1.08  to  $1.06       $49,350            --      0.55%   to  1.70%    2.67%    to    1.49%
2010                    19,021      $1.05  to  $1.05       $19,853            --      0.55%   to  1.70%    5.56%(6) to    4.60%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 4
2011                   121,004      $1.08  to  $1.06      $129,269            --      0.55%   to  1.45%    2.67%    to    1.75%
2010                   101,591      $1.05  to  $1.04      $106,130            --      0.55%   to  1.45%    5.56%(6) to    4.94%(6)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 2
2011                        77      $1.11  to  $1.10           $85            --      0.85%   to  1.70%   (4.42%)   to   (5.23%)
2010                        13      $1.16  to  $1.16           $15            --      0.85%   to  1.70%   16.40%(7) to   15.94%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2011                     4,606      $0.95  to  $0.93        $4,367            --      0.55%   to  1.45%   (4.03%)   to   (4.89%)
2010                     5,405      $0.99  to  $0.98        $5,357            --      0.55%   to  1.45%   10.91%    to    9.92%
2009                   111,725      $0.90  to  $0.89      $100,695            --      0.55%   to  1.45%   30.61%    to   29.44%
2008                    61,389      $0.69  to  $0.69       $42,472         0.03%      0.55%   to  1.45%  (38.92%)   to  (39.47%)
2007                    35,754      $1.12  to  $1.14       $40,604         1.01%      0.55%   to  1.45%    3.27%    to    2.34%
------------------------------------------------------------------------------------------------------------------------------

VP DFA INTL VAL, CL 2
2011                       119      $0.94  to  $0.93          $113         2.17%      0.85%   to  1.70%  (20.23%)   to  (20.92%)
2010                        63      $1.18  to  $1.18           $75         1.94%      0.85%   to  1.70%   18.02%(7) to   17.56%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------



 252    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

VP EV FLOATING RATE INC, CL 2
2011                       368      $1.06  to  $1.04          $399         2.38%      0.85%   to  1.70%    1.07%    to    0.19%
2010                        65      $1.05  to  $1.04           $84            --      0.85%   to  1.70%    4.62%(7) to    4.21%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 2
2011                       121      $1.14  to  $1.13          $138            --      0.85%   to  1.70%   (7.32%)   to   (8.11%)
2010                        14      $1.23  to  $1.23           $18            --      0.85%   to  1.70%   23.09%(7) to   22.61%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2011                       408      $1.22  to  $1.09          $470            --      0.55%   to  1.45%   (6.95%)   to   (7.79%)
2010                       366      $1.31  to  $1.18          $458            --      0.55%   to  1.45%   21.19%    to   20.11%
2009                       361      $1.08  to  $0.98          $378            --      0.55%   to  1.45%   35.88%    to   34.66%
2008                       468      $0.80  to  $0.73          $365            --      0.55%   to  1.45%  (37.03%)   to  (37.60%)
2007                       701      $1.27  to  $1.17          $872         1.06%      0.55%   to  1.45%    5.45%    to    4.50%
------------------------------------------------------------------------------------------------------------------------------

VP INVESCO INTL GRO, CL 2
2011                       170      $1.07  to  $1.06          $182         1.44%      0.85%   to  1.70%   (7.90%)   to   (8.69%)
2010                        37      $1.16  to  $1.16           $44         0.53%      0.85%   to  1.70%   16.28%(7) to   15.83%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP JPM CORE BOND, CL 2
2011                        94      $1.06  to  $1.05          $100         1.19%      0.85%   to  1.70%    5.87%    to    4.95%
2010                        29      $1.01  to  $1.00           $30            --      0.85%   to  1.70%    0.59%(7) to    0.20%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP JENNISON MID CAP GRO, CL 2
2011                        52      $1.20  to  $1.19           $62            --      0.85%   to  1.70%    1.00%    to    0.14%
2010                        17      $1.19  to  $1.19           $20            --      0.85%   to  1.70%   19.06%(7) to   18.60%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MARSICO GRO, CL 2
2011                       112      $1.20  to  $1.18          $134            --      0.85%   to  1.70%   (3.31%)   to   (4.14%)
2010                        48      $1.24  to  $1.23           $60            --      0.85%   to  1.70%   23.91%(7) to   23.43%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MFS VAL, CL 2
2011                       118      $1.14  to  $1.13          $134            --      0.85%   to  1.70%   (1.12%)   to   (1.96%)
2010                        57      $1.16  to  $1.15           $66            --      0.85%   to  1.70%   15.65%(7) to   15.20%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    253

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

VP MOD, CL 2
2011                   242,627      $1.09  to  $1.09      $263,319            --      0.55%   to  1.70%   (0.28%)   to   (1.42%)
2010                    92,743      $1.10  to  $1.10      $101,395            --      0.55%   to  1.70%    9.82%(6) to   10.47%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 4
2011                   675,653      $1.09  to  $1.08      $734,628            --      0.55%   to  1.45%   (0.19%)   to   (1.08%)
2010                   755,824      $1.10  to  $1.09      $826,603            --      0.55%   to  1.45%    9.82%(6) to    9.17%(6)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 2
2011                   131,371      $1.09  to  $1.10      $142,553            --      0.55%   to  1.70%   (1.97%)   to   (3.09%)
2010                    46,591      $1.11  to  $1.13       $51,792            --      0.55%   to  1.70%   11.61%(6) to   13.31%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 4
2011                   354,776      $1.09  to  $1.08      $385,889            --      0.55%   to  1.45%   (1.88%)   to   (2.76%)
2010                   389,556      $1.12  to  $1.11      $433,471            --      0.55%   to  1.45%   11.71%(6) to   11.05%(6)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 2
2011                    76,602      $1.09  to  $1.08       $82,606            --      0.55%   to  1.70%    1.30%    to    0.14%
2010                    31,516      $1.07  to  $1.07       $33,706            --      0.55%   to  1.70%    7.42%(6) to    7.41%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 4
2011                   201,183      $1.09  to  $1.07      $217,531            --      0.55%   to  1.45%    1.39%    to    0.48%
2010                   216,688      $1.07  to  $1.07      $232,021            --      0.55%   to  1.45%    7.52%(6) to    6.89%(6)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP MS GLOBAL REAL EST, CL 2
2011                       112      $1.07  to  $1.06          $121         4.30%      0.85%   to  1.70%  (10.38%)   to  (11.15%)
2010                        28      $1.20  to  $1.19           $34            --      0.85%   to  1.70%   19.64%(7) to   19.18%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP NFJ DIVD VAL, CL 2
2011                       121      $1.20  to  $1.19          $146            --      0.85%   to  1.70%    2.42%    to    1.55%
2010                         8      $1.17  to  $1.17           $10            --      0.85%   to  1.70%   17.49%(7) to   17.04%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------



 254    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

VP NUVEEN WINSLOW LG CAP GRO, CL 2
2011                        36      $1.22  to  $1.20           $44            --      0.85%   to  1.70%   (1.19%)   to   (2.03%)
2010                         2      $1.23  to  $1.23            $2            --      0.85%   to  1.70%   23.31%(7) to   22.83%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP GRO, CL 2
2011                        26      $1.27  to  $1.26           $33            --      0.85%   to  1.70%   (1.43%)   to   (2.27%)
2010                         4      $1.29  to  $1.29            $5            --      0.85%   to  1.70%   29.05%(7) to   28.56%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 2
2011                        84      $1.17  to  $1.15           $98            --      0.85%   to  1.70%   (5.33%)   to   (6.14%)
2010                        21      $1.23  to  $1.23           $26            --      0.85%   to  1.70%   23.21%(7) to   22.73%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2011                     5,764      $1.36  to  $1.14        $9,817            --      0.55%   to  1.45%   (4.98%)   to   (5.83%)
2010                     7,108      $1.43  to  $1.21       $12,899            --      0.55%   to  1.45%   23.75%    to   22.63%
2009                    61,313      $1.16  to  $0.98       $71,928            --      0.55%   to  1.45%   35.80%    to   34.59%
2008                    56,048      $0.85  to  $0.73       $49,967         0.10%      0.55%   to  1.45%  (31.95%)   to  (32.56%)
2007                    39,129      $1.25  to  $1.08       $54,345         0.89%      0.55%   to  1.45%   (5.42%)   to   (6.27%)
------------------------------------------------------------------------------------------------------------------------------

VP PIMCO MORTGAGE BACKED SEC, CL 2
2011                        64      $1.05  to  $1.03           $68         0.77%      0.85%   to  1.70%    4.32%    to    3.43%
2010                        25      $1.00  to  $1.00           $26            --      0.85%   to  1.70%    0.20%(7) to   (0.19%)(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP PYRAMIS INTL EQ, CL 2
2011                        21      $1.01  to  $1.00           $22         2.41%      0.85%   to  1.70%  (13.60%)   to  (14.33%)
2010                         2      $1.17  to  $1.17            $3         1.12%      0.85%   to  1.70%   17.10%(7) to   16.65%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

VP WF SHORT DURATION GOVT, CL 2
2011                       179      $1.02  to  $1.00          $182         0.81%      0.85%   to  1.70%    1.33%    to    0.46%
2010                        61      $1.00  to  $1.00           $62            --      0.85%   to  1.70%    0.41%(7) to    0.02%(7)
2009                        --         --         --            --            --         --          --      --             --
2008                        --         --         --            --            --         --          --      --             --
2007                        --         --         --            --            --         --          --      --             --
------------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2011                    10,953      $1.76  to  $1.16       $17,152         4.77%      0.55%   to  1.45%  (15.09%)   to  (15.85%)
2010                    13,276      $2.07  to  $1.37       $24,827         1.60%      0.55%   to  1.45%   24.23%    to   23.12%
2009                    40,052      $1.67  to  $1.12       $54,405         3.70%      0.55%   to  1.45%   48.96%    to   47.63%
2008                    34,494      $1.12  to  $0.76       $33,134         0.95%      0.55%   to  1.45%  (45.90%)   to  (46.39%)
2007                    29,072      $2.07  to  $1.41       $55,688         0.83%      0.55%   to  1.45%   15.67%    to   14.63%
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    255

                                                                                     FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   ---------------------------------------------------------
                       --------------------------------------------                     EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)      LOWEST TO HIGHEST(3)
                       -------------------------------------------------------------------------------------------------------

WANGER USA
2011                    13,163      $1.29  to  $1.12       $22,222            --      0.55%   to  1.45%   (4.02%)   to   (4.88%)
2010                    16,538      $1.35  to  $1.18       $29,532            --      0.55%   to  1.45%   22.68%    to   21.58%
2009                    37,983      $1.10  to  $0.97       $49,377            --      0.55%   to  1.45%   41.45%    to   40.18%
2008                    38,472      $0.78  to  $0.69       $36,948            --      0.55%   to  1.45%  (40.02%)   to  (40.56%)
2007                    38,305      $1.29  to  $1.16       $65,943            --      0.55%   to  1.45%    4.81%    to    3.86%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC, CL 2
2011                     1,940      $1.31  to  $1.43        $2,550         2.98%      0.75%   to  1.20%    5.69%    to    5.22%
2010                     2,409      $1.24  to  $1.36        $2,996         1.73%      0.75%   to  1.20%   12.44%    to   11.94%
2009                     3,209      $1.10  to  $1.22        $3,549         2.03%      0.75%   to  1.20%   14.59%    to   14.08%
2008                     3,937      $0.96  to  $1.07        $3,805         2.37%      0.75%   to  1.20%  (29.64%)   to  (29.96%)
2007                     5,171      $1.37  to  $1.52        $7,109         2.26%      0.75%   to  1.20%    6.79%    to    6.30%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL EQ, CL 2
2011                     3,281      $1.13  to  $0.85        $3,329         0.10%      0.55%   to  1.45%  (13.39%)   to  (14.16%)
2010                     4,075      $1.31  to  $0.99        $4,817         1.69%      0.55%   to  1.45%   15.86%    to   14.83%
2009                    52,577      $1.13  to  $0.86       $49,158         0.27%      0.55%   to  1.45%   14.84%    to   13.81%
2008                     1,913      $0.98  to  $0.76        $1,793            --      0.55%   to  1.45%  (41.92%)   to  (42.44%)
2007                     2,622      $1.69  to  $1.32        $4,281         2.07%      0.55%   to  1.45%   14.09%    to   13.07%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP, CL 2
2011                     3,066      $1.33  to  $1.14        $4,345         0.11%      0.55%   to  1.70%   (6.04%)   to   (7.11%)
2010                     1,695      $1.42  to  $1.23        $2,583         0.77%      0.55%   to  1.70%   23.07%    to   22.11%(7)
2009                     2,007      $1.15  to  $1.04        $2,492            --      0.55%   to  1.45%   46.93%    to   45.61%
2008                     2,187      $0.78  to  $0.72        $1,852         1.95%      0.55%   to  1.45%  (40.43%)   to  (40.96%)
2007                     2,406      $1.32  to  $1.21        $3,445         0.59%      0.55%   to  1.45%    6.04%    to    5.09%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO, CL 2
2011                     3,049      $1.54  to  $1.20        $4,431            --      0.55%   to  1.70%   (5.12%)   to   (6.20%)
2010                     4,128      $1.62  to  $1.27        $6,337            --      0.55%   to  1.70%   26.08%    to   26.80%(7)
2009                     4,677      $1.28  to  $1.18        $5,713            --      0.55%   to  1.45%   51.81%    to   50.45%
2008                     4,395      $0.85  to  $0.79        $3,538            --      0.55%   to  1.45%  (41.74%)   to  (42.27%)
2007                     5,369      $1.45  to  $1.36        $7,400            --      0.55%   to  1.45%   13.17%    to   12.16%
------------------------------------------------------------------------------------------------------------------------------







(1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.



(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.



(4)    New subaccount operations commenced on April 27, 2007.




(5)    New subaccount operations commenced on May 1, 2007.




(6)    New subaccount operations commenced on May 7, 2010.




(7)    New subaccount operations commenced on July 19, 2010.




(8)    New subaccount operations commenced on Sept. 24, 2010.




(9)    New subaccount operations commenced on April 29, 2011.



 256    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheet of RiverSource Life Insurance Co. of New York (the "Company") as of December 31, 2011, and the related statements of income, cash flows and shareholder's equity for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of the Company as of and for each of the two years in the period ended as of December 31, 2010 were audited by other auditors whose report dated April 15, 2011 expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2011 financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2011, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

                                             /s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2012

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2011          2010

ASSETS
Investments:
Available-for-Sale -- Fixed maturities, at fair value (amortized
cost: 2011, $1,683,189; 2010, $1,689,097)                               $1,836,161    $1,803,588
Commercial mortgage loans, at cost (less allowance for loan losses:
2011, $2,038; 2010, $2,538)                                                153,293       167,851
Policy loans                                                                37,367        36,484
Other investments                                                              204           233
-------------------------------------------------------------------------------------------------
    Total investments                                                    2,027,025     2,008,156
Cash and cash equivalents                                                   82,180        66,199
Reinsurance recoverables                                                    92,289        83,260
Other receivables                                                            7,066         6,172
Accrued investment income                                                   21,863        22,033
Deferred acquisition costs                                                 223,942       227,688
Deferred sales inducement costs                                             21,222        23,947
Other assets                                                                94,454        27,365
Separate account assets                                                  3,413,475     3,448,487
-------------------------------------------------------------------------------------------------
Total assets                                                            $5,983,516    $5,913,307
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,982,142    $1,900,657
Policy claims and other policyholders' funds                                 6,753         7,308
Deferred income taxes, net                                                  36,140        33,902
Other liabilities                                                          100,732        52,312
Separate account liabilities                                             3,413,475     3,448,487
-------------------------------------------------------------------------------------------------
Total liabilities                                                        5,539,242     5,442,666
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,659       106,632
Retained earnings                                                          277,305       318,148
Accumulated other comprehensive income, net of tax                          58,310        43,861
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                 444,274       470,641
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                              $5,983,516    $5,913,307
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

REVENUES
Premiums                                                         $ 23,703      $ 26,406      $ 25,064
Net investment income                                             103,556       107,072       103,079
Policy and contract charges                                        86,822        78,833        65,350
Other revenues                                                     15,743        12,976        11,985
Net realized investment gains                                         643         1,646         2,045
-------------------------------------------------------------------------------------------------------
    Total revenues                                                230,467       226,933       207,523
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   66,362        54,540        21,649
Interest credited to fixed accounts                                54,370        59,135        59,629
Amortization of deferred acquisition costs                         23,825         7,694        11,950
Other insurance and operating expenses                             37,575        34,631        32,045
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   182,132       156,000       125,273
-------------------------------------------------------------------------------------------------------
Pretax income                                                      48,335        70,933        82,250
Income tax provision                                               10,601        18,663        25,848
-------------------------------------------------------------------------------------------------------
Net income                                                       $ 37,734      $ 52,270      $ 56,402
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                     $  1,443      $  1,882      $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities       (2,587)         (275)       (4,975)
  Portion of gain (loss) recognized in other comprehensive
  income                                                            1,787            39          (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (800)         (236)       (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                    $    643      $  1,646      $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2011          2010          2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                       $  37,734     $  52,270     $  56,402
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Depreciation, amortization and accretion, net                       (573)       (1,006)       (1,205)
  Deferred income tax expense (benefit)                             (5,542)        6,789         7,335
  Contractholder and policyholder charges, non-cash                (16,856)      (16,958)      (16,537)
  Net realized investment gains                                     (1,143)       (2,332)       (8,148)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment gains                   500           686         6,105
Change in operating assets and liabilities:
  Deferred acquisition costs, net                                   (1,358)      (15,595)      (15,221)
  Deferred sales inducement costs, net                               2,220        (2,116)       (2,264)
  Other investments                                                     29          (120)          (26)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               16,043        19,362        17,535
  Policy claims and other policyholders' funds                        (555)          409        (1,441)
  Reinsurance recoverables                                          (9,378)       (9,039)       (4,800)
  Other receivables                                                   (789)         (442)          (71)
  Accrued investment income                                            170           191        (4,573)
  Derivatives collateral, net                                       43,520         8,290       (43,930)
  Other assets and liabilities, net                                    226        13,391       (22,138)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 64,248        53,780       (32,977)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               31,571        66,692       309,903
  Maturities, sinking fund payments and calls                      199,365       191,306       214,089
  Purchases                                                       (216,391)     (261,851)     (783,421)
Proceeds from repayments of commercial mortgage loans               15,299        15,685        25,944
Funding of commercial mortgage loans                                (2,127)           --           (44)
Proceeds from sale of other investment                               1,350            --            --
Purchase of land, buildings, equipment and software                     --            --           (42)
Change in policy loans, net                                           (883)         (736)          478
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities                 28,184        11,096      (233,093)
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           88,870        96,826       269,006
  Net transfers from (to) separate accounts                          2,756       (74,249)       16,997
  Surrenders and other benefits                                    (77,709)      (76,215)     (124,858)
Deferred premium options, net                                      (11,818)       (6,305)       (1,447)
Tax adjustment on share-based incentive compensation plan               27            (2)          (12)
Cash dividend to RiverSource Life Insurance Company                (78,577)      (28,234)           --
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                (76,451)      (88,179)      159,686
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                15,981       (23,303)     (106,384)
Cash and cash equivalents at beginning of period                    66,199        89,502       195,886
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                       $  82,180     $  66,199     $  89,502
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $  12,023     $  18,588     $     619
  Interest paid on borrowings under repurchase agreements               --            86            --


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2009                    $2,000       $106,646      $236,963        $(63,644)      $281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                   2,000        106,634       294,112          30,225        432,971
Comprehensive income:
  Net income                                       --             --        52,270              --         52,270
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          13,919         13,919
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (283)          (283)
                                                                                                       ------------
Total comprehensive income                                                                                 65,906
Tax adjustment on share-based incentive
compensation plan                                  --             (2)           --              --             (2)
Cash dividends to RiverSource Life
Insurance Company                                  --             --       (28,234)             --        (28,234)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2010                   2,000        106,632       318,148          43,861        470,641
Comprehensive income:
  Net income                                       --             --        37,734              --         37,734
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                          --             --            --          15,421         15,421
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                 --             --            --            (972)          (972)
                                                                                                       ------------
Total comprehensive income                                                                                 52,183
Tax adjustment on share-based incentive
compensation plan                                  --             27            --              --             27
Cash dividends to RiverSource Life
Insurance Company                                  --             --       (78,577)             --        (78,577)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2011                  $2,000       $106,659      $277,305        $ 58,310       $444,274
===================================================================================================================




See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the "Company") is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (the Company's primary regulator) as reconciled in Note 13. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principle products include variable deferred annuities and variable universal life ("VUL") insurance, which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life ("UL") insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. VUL insurance combines the premium and death benefit flexibility of UL with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account" as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 20, 2012, the date the financial statements were available to be issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. Gains and losses are recognized in the Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and the Company

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

FINANCING RECEIVABLES

Commercial Mortgage Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property would be recorded as real estate owned in other investments.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care ("LTC") and DI ceded on a coinsurance basis, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 7 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are considered embedded derivatives. The fair value of these embedded derivatives is included in future policy benefits and the changes in the fair value are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and UL contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts,

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company's Statements of Income. Separate account assets are reported at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") option provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts with GMWB and GMAB provisions and, until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity payout based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 11 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. Significant assumptions made in projecting future benefits and fees relate to persistency and benefit utilization. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 8 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premiums, net investment income and policy and contract charges.

Premiums
Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for UL insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

INCOME TAXES
Beginning in 2010, taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS
Receivables
In April 2011, the Financial Accounting Standards Board ("FASB") updated the accounting standards for troubled debt restructurings. The new standard includes indicators that a lender should consider in determining whether a borrower is experiencing financial difficulties and provides clarification for determining whether the lender has granted a concession to the borrower. The standard sets the effective dates for troubled debt restructuring disclosures required by recent guidance on credit quality disclosures. The standard is effective for interim and annual periods beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the annual period of adoption. For purposes of measuring impairments of receivables that are considered impaired as a result of applying the new guidance, the standard should be applied prospectively for the interim or annual period beginning on or after June 15, 2011. The Company adopted the standard in 2011. The adoption did not have any effect on the Company's financial condition and results of operations. See Note 5 for the required disclosures.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company adopted in 2011. The adoption did not impact the Company's financial condition and results of operations. See Note 11 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. The adoption did not impact the Company's financial condition and results of operations.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income (loss). The Company adopted the standard in 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for the required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Balance Sheet
In December 2011, the FASB updated the accounting standards to require new disclosures about offsetting assets and liabilities. The standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The standard is effective for interim and annual periods beginning on or after January 1, 2013 on

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

a retrospective basis. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

Comprehensive Income
In June 2011, the FASB updated the accounting standards related to the presentation of comprehensive income. The standard requires entities to present all nonowner changes in stockholders' equity either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning after December 15, 2011. The standard is to be applied retrospectively. The adoption of the standard will not impact the Company's financial condition and results of operations.

Fair Value
In May 2011, the FASB updated the accounting standards related to fair value measurement and disclosure requirements. The standard requires entities, for assets and liabilities measured at fair value in the statement of financial position which are Level 3 fair value measurements, to disclose quantitative information about unobservable inputs and assumptions used in the measurements, a description of the valuation processes in place, and a qualitative discussion about the sensitivity of the measurements to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. In addition, the standard requires disclosure of fair value by level within the fair value hierarchy for each class of assets and liabilities not measured at fair value in the statement of financial position but for which the fair value is disclosed. The standard is effective for interim and annual periods beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the FASB updated the accounting standards related to accounting for repurchase agreements and other similar agreements. The standard modifies the criteria for determining when these transactions would be accounted for as secured borrowings as opposed to sales. The standard is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. The adoption of the standard is not expected to have a material impact on the Company's financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The Company retrospectively adopted the standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax at January 1, 2012.

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2011
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,111,888     $122,055      $ (5,658)    $1,228,285      $    --
Residential mortgage backed securities              218,956       11,358        (6,004)       224,310       (2,003)
Commercial mortgage backed securities               201,865       13,409            --        215,274           --
State and municipal obligations                      86,592       14,082            --        100,674           --
Asset backed securities                              53,286        3,462          (374)        56,374           --
U.S. government and agencies obligations              6,808          159           (10)         6,957           --
Foreign government bonds and obligations              3,794          512           (19)         4,287           --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,683,189     $165,037      $(12,065)    $1,836,161      $(2,003)
====================================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,097,502     $ 90,116       $(3,924)    $1,183,694       $   1
Commercial mortgage backed securities               224,135       14,437          (117)       238,455          --
Residential mortgage backed securities              212,480       12,425        (3,284)       221,621        (150)
Asset backed securities                              63,023        4,056          (344)        66,735          --
State and municipal obligations                      78,513        1,742        (1,318)        78,937          --
U.S. government and agencies obligations              9,465          195           (20)         9,640          --
Foreign government bonds and obligations              3,979          527            --          4,506          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,689,097     $123,498       $(9,007)    $1,803,588       $(149)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At December 31, 2011 and 2010, fixed maturity securities comprised approximately 91% and 90%, respectively, of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2011 and 2010, approximately $72.9 million and $70.7 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2011                         DECEMBER 31, 2010
                                        ----------------------------------------  ----------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  419,944    $  451,021         24%      $  447,163    $  477,886         26%
AA                                          106,426       118,091          6          120,768       124,707          7
A                                           260,218       285,900         16          275,272       291,515         16
BBB                                         783,338       873,970         48          738,745       805,948         45
Below investment grade                      113,263       107,179          6          107,149       103,532          6
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,683,189    $1,836,161        100%      $1,689,097    $1,803,588        100%
==========================================================================================================================



At December 31, 2011 and 2010, approximately 37% and 32%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2011
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $ 92,451       $(3,707)         1          $ 9,263       $(1,951)        37
Residential mortgage
  backed securities           9           19,446          (984)        12           18,970        (5,020)        21
Asset backed
  securities                  1            8,600           (82)         3            2,051          (292)         4
U.S. government and
  agencies
  obligations                --               --            --          1            4,497           (10)         1
Foreign government
  bonds and
  obligations                 2              527           (19)        --               --            --          2
------------------------------------------------------------------------------------------------------------------------
  Total                      48         $121,024       $(4,792)        17          $34,781       $(7,273)        65
========================================================================================================================

                             DECEMBER 31, 2011
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $101,714      $ (5,658)
Residential mortgage
  backed securities         38,416        (6,004)
Asset backed
  securities                10,651          (374)
U.S. government and
  agencies
  obligations                4,497           (10)
Foreign government
  bonds and
  obligations                  527           (19)
--------------------------------------------------
  Total                   $155,805      $(12,065)
==================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 36         $109,372       $(2,478)         5          $12,394       $(1,446)        41
Residential mortgage
  backed securities           1            6,618           (52)        12           17,528        (3,232)        13
Commercial mortgage
  backed securities           2            9,372          (117)        --               --            --          2
Asset backed
  securities                  1              961           (56)         3            3,782          (288)         4
State and municipal
  obligations                16           37,141        (1,318)        --               --            --         16
U.S. government and
  agencies
  obligations                 1            6,808           (20)        --               --            --          1
------------------------------------------------------------------------------------------------------------------------
  Total                      57         $170,272       $(4,041)        20          $33,704       $(4,966)        77
========================================================================================================================

                             DECEMBER 31, 2010
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $121,766       $(3,924)
Residential mortgage
  backed securities         24,146        (3,284)
Commercial mortgage
  backed securities          9,372          (117)
Asset backed
  securities                 4,743          (344)
State and municipal
  obligations               37,141        (1,318)
U.S. government and
  agencies
  obligations                6,808           (20)
--------------------------------------------------
  Total                   $203,976       $(9,007)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to movement in credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Beginning balance                                                 $1,927        $1,894        $ 1,892
Credit losses for which an other-than-temporary impairment
  was not previously recognized                                      646            --            496
Credit losses for which an other-than-temporary impairment
  was previously recognized                                          154            33            861
Reductions for securities sold during the period (realized)           --            --         (1,355)
-------------------------------------------------------------------------------------------------------
Ending balance                                                    $2,727        $1,927        $ 1,894
=======================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized securities gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income:

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                                GAINS       DEFERRED        GAINS
(IN THOUSANDS)                                                (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2009                                    $(97,915)     $ 34,271      $(63,644)
Cumulative effect of accounting change                          (1,149)          402          (747)(1)
Net unrealized securities gains arising during the
period(3)                                                      184,164       (64,458)      119,706
Reclassification of net gains included in net income            (2,943)        1,030        (1,913)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (35,705)       12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                    46,452       (16,227)       30,225(2)
Net unrealized securities gains arising during the
period(3)                                                       60,672       (21,235)       39,437
Reclassification of net gains included in net income            (2,096)          734        (1,362)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (37,550)       13,111       (24,439)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                    67,478       (23,617)       43,861(2)
Net unrealized securities gains arising during the
period(3)                                                       39,159       (13,706)       25,453
Reclassification of net gains included in net income              (678)          237          (441)
Impact on DAC, DSIC, benefit reserves and reinsurance
recoverables                                                   (16,251)        5,688       (10,563)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2011                                  $ 89,708      $(31,398)     $ 58,310(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) Includes $(1.1) million, $(78) thousand and $(28) thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2011, 2010 and 2009, respectively.
(3) Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                   $2,036        $2,636        $11,098
Gross realized investment losses                                    (558)         (304)        (2,950)
Other-than-temporary impairments                                    (800)         (236)        (5,205)


Other-than-temporary impairments for the year ended December 31, 2011 primarily related to credit losses on non-agency residential mortgage backed securities. Other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. Other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries.

Available-for-Sale securities by contractual maturity at December 31, 2011 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   78,703    $   79,742
Due after one year through five years                                      410,958       428,561
Due after five years through 10 years                                      460,163       511,217
Due after 10 years                                                         259,258       320,683
-------------------------------------------------------------------------------------------------
                                                                         1,209,082     1,340,203
Residential mortgage backed securities                                     218,956       224,310
Commercial mortgage backed securities                                      201,865       215,274
Asset backed securities                                                     53,286        56,374
-------------------------------------------------------------------------------------------------
  Total                                                                 $1,683,189    $1,836,161
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2011 and 2010, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 95,378      $ 97,524      $ 91,198
Income on commercial mortgage loans                                 9,496        10,560        11,716
Income on policy loans and other investments                        2,042         2,167         3,056
-------------------------------------------------------------------------------------------------------
                                                                  106,916       110,251       105,970
Less: investment expenses                                           3,360         3,179         2,891
-------------------------------------------------------------------------------------------------------
  Total                                                          $103,556      $107,072      $103,079
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                   $678         $2,096        $2,943
Commercial mortgage loans                                           (36)          (450)         (900)
Cash equivalents                                                      1             --             2
-------------------------------------------------------------------------------------------------------
  Total                                                            $643         $1,646        $2,045
=======================================================================================================



5. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans and policy loans. Policy loans do not exceed the cash value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

ALLOWANCE FOR LOAN LOSSES
The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
Beginning balance                                                         $2,538        $2,088
  Charge-offs                                                               (500)           --
  Provisions                                                                  --           450
-------------------------------------------------------------------------------------------------
Ending balance                                                            $2,038        $2,538
=================================================================================================
Individually evaluated for impairment                                     $   --        $  500
Collectively evaluated for impairment                                      2,038         2,038


The recorded investment in financing receivables by impairment method was as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2011
-------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
Individually evaluated for impairment                                    $     --      $  5,398
Collectively evaluated for impairment                                     155,331       164,991
-------------------------------------------------------------------------------------------------
Total                                                                    $155,331      $170,389
=================================================================================================



As of December 31, 2011 and 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was nil and $3.5 million, respectively.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

CREDIT QUALITY INFORMATION
Nonperforming loans, which are generally loans 90 days or more past due, were nil and $1.9 million as of December 31, 2011 and 2010, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 3% of total commercial mortgage loans as of December 31, 2011 and 2010, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)        LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
South Atlantic                          $ 34,768          23%        $   --       $ 35,563          21%         $ --
East North Central                        26,527          17             --         29,896          18            --
Pacific                                   22,107          14             --         24,725          14            --
Mountain                                  21,795          14          2,400         25,656          15            --
Middle Atlantic                           17,138          11             --         18,285          11           100
New England                               14,503           9             --         15,795           9            --
East South Central                         9,524           6             --         10,955           6            --
West South Central                         4,868           3             --          5,073           3            --
West North Central                         4,101           3             --          4,441           3            --
                                      ----------------------------------------------------------------------------------
                                         155,331         100%        $2,400        170,389         100%         $100
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses            2,038                                     2,538
                                      ------------                              ------------
  Total                                 $153,293                                  $167,851
========================================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                  DECEMBER 31, 2011                         DECEMBER 31, 2010
                                      ----------------------------------------------------------------------------------
                                                     PERCENT OF      FUNDING                   PERCENT OF      FUNDING
(IN THOUSANDS, EXCEPT PERCENTAGES)        LOANS         LOANS      COMMITMENTS      LOANS         LOANS      COMMITMENTS
------------------------------------------------------------------------------------------------------------------------
Industrial                              $ 42,582          27%        $1,300       $ 46,065          27%         $ --
Office                                    42,358          27          1,100         47,015          28           100
Retail                                    38,676          25             --         44,079          26            --
Apartments                                22,650          15             --         23,714          14            --
Hotel                                      4,020           3             --          4,274           2            --
Mixed Use                                  2,958           2             --          3,068           2            --
Other                                      2,087           1             --          2,174           1            --
                                      ----------------------------------------------------------------------------------
                                         155,331         100%        $2,400        170,389         100%         $100
                                                    ------------  ------------                ------------  ------------
Less: allowance for loan losses            2,038                                     2,538
                                      ------------                              ------------
  Total                                 $153,293                                  $167,851
========================================================================================================================



6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2011, 2010 and 2009, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts.

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $227,688      $221,942      $236,619
Capitalization of acquisition costs                                25,183        23,289        27,171
Amortization, excluding the impact of valuation assumptions
review                                                            (19,925)      (24,994)      (21,550)
Amortization impact of valuation assumptions review                (3,900)       17,300         9,600
Impact of change in net unrealized securities gains                (5,104)       (9,849)      (29,898)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $223,942      $227,688      $221,942
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $23,947       $22,919       $23,808
Capitalization of sales inducement costs                              588         2,460         5,305
Amortization, excluding the impact of valuation assumptions
review                                                             (2,408)       (2,744)       (3,441)
Amortization impact of valuation assumptions review                  (400)        2,400           400
Impact of change in net unrealized securities gains                  (505)       (1,088)       (3,153)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $21,222       $23,947       $22,919
=======================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

7. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, the Company, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth").

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in August 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2011 and 2010, traditional life and universal life insurance in force aggregated $11.0 billion and $10.9 billion, respectively, of which $7.1 billion and $6.8 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Direct premiums                                                  $ 34,635       $36,261      $ 35,949
Reinsurance ceded                                                 (10,932)       (9,855)      (10,885)
-------------------------------------------------------------------------------------------------------
Net premiums                                                     $ 23,703       $26,406      $ 25,064
=======================================================================================================



Policy and contract charges are presented on the Statements of Income net of $3.6 million, $3.2 million and $2.9 million of reinsurance ceded for the years ended December 31, 2011, 2010 and 2009, respectively.

Reinsurance recovered from reinsurers was $5.8 million, $3.2 million and $4.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $67.1 million and $60.8 million related to LTC risk ceded to Genworth as of December 31, 2011 and 2010, respectively. Future policy benefits include $3.9 million and $4.4 million related to an assumed reinsurance arrangement as of December 31, 2011 and 2010, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

8. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,175,207    $1,183,309
Variable annuity fixed sub-accounts                                        234,734       235,603
Variable annuity GMWB                                                       66,621        17,818
Variable annuity GMAB                                                       13,632         4,455
Other variable annuity guarantees                                              668           665
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,490,862     1,441,850
VUL/UL insurance                                                           167,546       159,265
VUL/UL insurance additional liabilities                                     14,315         9,214
Other life, DI and LTC insurance                                           309,419       290,328
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,982,142     1,900,657
Policy claims and other policyholders' funds                                 6,753         7,308
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
     policyholders' funds                                               $1,988,895    $1,907,965
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $3,094,544    $3,112,417
VUL insurance variable sub-accounts                                        318,004       335,073
Other insurance variable sub-accounts                                          927           997
-------------------------------------------------------------------------------------------------
  Total                                                                 $3,413,475    $3,448,487
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and/or GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term insurance as well as disability products. The Company no longer offers stand alone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9. VARIABLE ANNUITY AND INSURANCE GUARANTEES
The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company's variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. All new contracts with a living benefit must enroll in the Company's investment allocation program choosing from one of the five asset allocation models.

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models.

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2011                            DECEMBER 31, 2010
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET         WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT         AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $2,011,895     $1,938,491       $17,231          62         $1,870,152     $1,804,744
  Five/six-year reset                   632,457        489,347        17,853          62            792,424        641,143
  One-year ratchet                      447,460        433,022        22,175          64            443,530        428,059
  Five-year ratchet                     181,760        177,014         4,008          61            180,228        175,810
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $3,273,572     $3,037,874       $61,267          62         $3,286,334     $3,049,756
===========================================================================================================================
GGU DEATH BENEFIT                    $      129     $      114       $    --          52         $      142     $      127
GMIB                                 $   19,084     $   17,954       $ 4,072          63         $   24,882     $   23,352
GMWB:
  GMWB                               $  231,605     $  230,593       $12,287          65         $  252,182     $  251,003
  GMWB for life                       1,243,218      1,236,664        40,035          64          1,069,666      1,066,043
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,474,823     $1,467,257       $52,322          64         $1,321,848     $1,317,046
===========================================================================================================================
GMAB                                 $  233,835     $  233,544       $ 3,756          56         $  212,750     $  211,578
                                         DECEMBER 31, 2010
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                    $ 6,774          61
  Five/six-year reset                   15,804          62
  One-year ratchet                      11,344          63
  Five-year ratchet                      1,798          61
---------------------------------------------------------------
    Total -- GMDB                      $35,720          62
===============================================================
GGU DEATH BENEFIT                      $    --          51
GMIB                                   $ 2,797          62
GMWB:
  GMWB                                 $ 5,163          64
  GMWB for life                          5,192          63
---------------------------------------------------------------
    Total -- GMWB                      $10,355          63
===============================================================
GMAB                                   $   931          55


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

Changes in additional liabilities for variable annuity and insurance guarantees were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Balance at January 1, 2009                         $ 2,488        $403        $ 75,843      $ 18,796       $  943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2009                           325         384           9,188         4,374        1,231
Incurred claims                                        661          64           8,630            81        4,926
Paid claims                                           (769)         --              --            --          (81)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2010                           217         448          17,818         4,455        6,076
Incurred claims                                        309          31          48,803         9,177        3,016
Paid claims                                           (337)         --              --            --           (9)
--------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2011                       $   189        $479        $ 66,621      $ 13,632       $9,083
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,627,641    $1,715,400
  Bond                                                                   1,313,343     1,232,129
  Other                                                                    106,383       120,187
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $3,047,367    $3,067,716
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2011, 2010 and 2009.

10. LINES OF CREDIT
The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2011 and 2010.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

11. FAIR VALUES OF ASSETS AND LIABILITIES
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS
Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. The Company's cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include corporate bonds, certain non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The fair value of certain asset backed securities and non-agency residential mortgage backed securities is obtained from third-party pricing services who use significant unobservable inputs to estimate the fair value.

Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company's due diligence procedures include assessing the vendor's valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the net asset value ("NAV") of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties' nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2011 and 2010. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

LIABILITIES
Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. The Company's nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2011 and 2010. See Note 14 for further information on the credit risk of derivative instruments and related collateral.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2011
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,146,698      $81,587     $1,228,285
     Residential mortgage backed securities                   --         220,896        3,414        224,310
     Commercial mortgage backed securities                    --         215,238           36        215,274
     State and municipal obligations                          --         100,674           --        100,674
     Asset backed securities                                  --          45,824       10,550         56,374
     U.S. government and agencies obligations              1,425           5,532           --          6,957
     Foreign government bonds and obligations                 --           4,287           --          4,287
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,425       1,739,149       95,587      1,836,161
  Cash equivalents                                            --          81,690           --         81,690
  Other assets:
    Interest rate derivative contracts                        --          32,604           --         32,604
    Equity derivative contracts                            2,208          51,006           --         53,214
-------------------------------------------------------------------------------------------------------------
  Total other assets                                       2,208          83,610           --         85,818
  Separate account assets                                     --       3,413,475           --      3,413,475
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $3,633      $5,317,924      $95,587     $5,417,144
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --      $79,451     $   79,451(1)
  Other liabilities:
    Interest rate derivative contracts                        --           1,433           --          1,433
    Equity derivative contracts                               --           8,878           --          8,878
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          10,311           --         10,311
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   10,311      $79,451     $   89,762
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $25.4 million cumulative decrease to the embedded derivative liability.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                            $   --      $1,104,641     $ 79,053     $1,183,694
     Commercial mortgage backed securities                    --         236,355        2,100        238,455
     Residential mortgage backed securities                   --         113,799      107,822        221,621
     Asset backed securities                                  --          51,711       15,024         66,735
     State and municipal obligations                          --          78,937           --         78,937
     U.S. government and agencies obligations              1,432           8,208           --          9,640
     Foreign government bonds and obligations                 --           4,506           --          4,506
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                             1,432       1,598,157      203,999      1,803,588
  Cash equivalents                                            --          66,199           --         66,199
  Other assets:
    Interest rate derivative contracts                        --           9,401           --          9,401
    Equity derivative contracts                               --           9,963           --          9,963
-------------------------------------------------------------------------------------------------------------
  Total other assets                                          --          19,364           --         19,364
  Separate account assets                                     --       3,448,487           --      3,448,487
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,432      $5,132,207     $203,999     $5,337,638
=============================================================================================================

Liabilities
  Future policy benefits:
    GMWB and GMAB embedded derivatives                    $   --      $       --     $ 21,650     $   21,650(1)
  Other liabilities:
    Interest rate derivative contracts                        --           1,101           --          1,101
    Equity derivative contracts                               --          17,921           --         17,921
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                     --          19,022           --         19,022
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   19,022     $ 21,650     $   40,672
=============================================================================================================



(1) The Company's adjustment for nonperformance risk resulted in a $9.4 million cumulative decrease to the embedded derivative liability.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                                                                                 FUTURE
                                                   AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES               POLICY
                                        --------------------------------------------------------------------    BENEFITS:
                                                       RESIDENTIAL   COMMERCIAL                                 GMWB AND
                                          CORPORATE     MORTGAGE      MORTGAGE        ASSET                       GMAB
                                            DEBT         BACKED        BACKED        BACKED                     EMBEDDED
(IN THOUSANDS)                           SECURITIES    SECURITIES    SECURITIES    SECURITIES       TOTAL      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2011                   $79,053      $107,822       $ 2,100       $15,024      $203,999      $(21,650)
  Total gains (losses) included in:
    Net income                                 939         2,395            --           166         3,500(1)    (49,103)(2)
    Other comprehensive income               1,296        (5,962)           (5)         (820)       (5,491)           --
  Purchases                                 10,399            --            --            --        10,399            --
  Sales                                     (6,774)           --            --            --        (6,774)           --
  Issues                                        --            --            --            --            --        (8,028)
  Settlements                               (3,773)      (18,575)          (39)       (1,319)      (23,706)         (670)
  Transfers into Level 3                       447            --            --            --           447            --
  Transfers out of Level 3                      --       (82,266)       (2,020)       (2,501)      (86,787)           --
--------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2011                 $81,587      $  3,414       $    36       $10,550      $ 95,587      $(79,451)
==========================================================================================================================
Changes in unrealized gains (losses)
  relating to assets and liabilities
  held at December 31, 2011 included
  in:
       Net investment income               $   (27)     $     43       $    --       $   141      $    157      $     --
       Net realized investment gains
          (losses)                              --          (800)           --            --          (800)           --
       Benefits, claims, losses and
          settlement expenses                   --            --            --            --            --       (49,503)


(1) Represents a $149 thousand gain included in net realized investment gains and a $3.4 million gain included in net investment income in the Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                                                                       FUTURE
                                           AVAILABLE-FOR-SALE SECURITIES: FIXED MATURITIES                             POLICY
                                --------------------------------------------------------------------                  BENEFITS:
                                               RESIDENTIAL   COMMERCIAL                                               GMWB AND
                                  CORPORATE     MORTGAGE      MORTGAGE        ASSET                                     GMAB
                                    DEBT         BACKED        BACKED        BACKED                       OTHER       EMBEDDED
(IN THOUSANDS)                   SECURITIES    SECURITIES    SECURITIES    SECURITIES       TOTAL        ASSETS      DERIVATIVES
--------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2010           $67,825      $121,928       $  142        $15,656      $205,551        $ 137       $(13,413)
  Total gains (losses)
  included in:
    Net income                           6         3,497            1            122         3,626(1)      (137)(2)     (1,334)(3)
    Other comprehensive income       3,245         8,942           (4)         1,553        13,736           --             --
  Purchases, sales, issues and
    settlements, net                 7,977       (26,545)       1,961         (2,307)      (18,914)          --         (6,903)
  Transfers into Level 3                --            --           --             --            --           --             --
  Transfers out of Level 3              --            --           --             --            --           --             --
--------------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2010         $79,053      $107,822       $2,100        $15,024      $203,999        $  --       $(21,650)
================================================================================================================================
Changes in unrealized gains
  (losses) relating to assets
  and liabilities held at
  December 31, 2010 included
  in:
       Net investment income       $     6      $  3,519       $   --        $   122      $  3,647        $  --       $     --
       Net realized investment
          gains (losses)                --           (33)          --             --           (33)          --             --
       Benefits, claims,
          losses and
          settlement expenses           --            --           --             --            --           --         (2,113)


(1) Represents a $33 thousand loss included in net realized investment gains and a $3.7 million gain included in net investment income in the Statements of Income.

(2) Included in net investment income in the Statements of Income.

(3) Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The impact to pretax income of the Company's adjustment for nonperformance risk on the fair value of its GMWB and GMAB embedded derivatives was an increase of $8.7 million and $1.0 million, net of DAC and DSIC amortization, for the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, transfers out of Level 3 to Level 2 included certain non-agency residential mortgage backed securities and sub-prime non-agency residential mortgage backed securities classified as asset backed securities with a fair value of $84.8 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed security market and increased observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 to Level 2 represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred from Level 2 to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2011                        2010
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  153,293    $  164,125    $  167,851    $  173,704
  Policy loans                                              37,367        36,190        36,484        39,876
FINANCIAL LIABILITIES
  Future policy benefits                                $1,075,262    $1,171,288    $1,090,645    $1,139,194
  Separate account liabilities                               7,557         7,557         6,193         6,193


Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12. RELATED PARTY TRANSACTIONS
Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2011, 2010 and 2009, the Company received $11.9 million, $7.5 million and $4.8 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.0 million, $27.4 million and $32.3 million for 2011, 2010 and 2009, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2011, 2010 and 2009, the Company paid cash dividends of $78.6 million, $28.2 million and nil, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

The Company filed a consolidated federal income tax return for 2009 with its parent, RiverSource Life. Beginning in 2010, taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2011, the Company had an amount due to Ameriprise Financial for federal income taxes of $1.0 million. At December 31, 2010, the Company had an amount due from Ameriprise Financial for federal income taxes of $1.8 million. Amounts due to RiverSource Life for federal income taxes were $6.7 million at both December 31, 2011 and 2010.

13. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS
State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval. Statutory net gain (loss) from operations was $(3.8) million, $59.5 million and $101.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Reconciliations of net income and shareholder's equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York ("SAP") are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                $ 37,734      $ 52,270      $ 56,402
Capitalization/amortization of DAC, net (GAAP item)                (1,358)      (15,595)      (15,221)
Capitalization/amortization of DSIC, net (GAAP item)                2,220        (2,116)       (2,263)
Change in deferred income taxes(1)(2)                              (5,542)        6,789         7,335
Change in future policy benefits(1)                                (5,556)       16,819       (59,162)
Current income tax expense(1)                                          --        (4,355)       (7,584)
Change in separate account liability adjustment (SAP item)         (2,605)       (2,812)       61,812
Derivatives(1)(2)                                                 (31,473)       11,018        46,726
Change in interest maintenance reserve (SAP item)                   1,935         1,313        (3,187)
Other, net                                                         (1,576)         (236)        1,331
-------------------------------------------------------------------------------------------------------
Net income (loss), SAP basis(3)                                  $ (6,221)     $ 63,095      $ 86,189
=======================================================================================================



(1) Represents valuation differences between GAAP and SAP income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

(3) Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 444,274     $ 470,641
DAC (GAAP item)                                                           (223,942)     (227,688)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                               (152,972)     (114,491)
DSIC (GAAP item)                                                           (21,222)      (23,947)
Asset valuation reserve                                                    (18,618)       (3,279)
Future policy benefits(1)(2)                                                16,983        10,149
Deferred income taxes, net(1)                                               82,178        76,153
Separate account liability adjustment (SAP item)                           154,547       146,852
Non-admitted assets (SAP item)                                             (27,769)      (26,580)
Other, net                                                                 (17,982)      (20,037)
-------------------------------------------------------------------------------------------------
Capital and surplus, SAP basis(3)                                        $ 235,477     $ 287,773
=================================================================================================



(1) Represents valuation differences between GAAP and SAP balance sheet amounts.

(2) In 2010, RiverSource Life recorded a prior period correction of $(12.9) million to comply with New York Regulation 147 valuation requirements for variable universal life reserves.

(3) Includes unassigned surplus of $117.9 million and $168.6 million at December 31, 2011 and 2010, respectively.

14. DERIVATIVES AND HEDGING ACTIVITIES
Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2011           2010         LOCATION         2011           2010
-----------------------------------------------------------------------------------------------------------------
                                                (IN THOUSANDS)                               (IN THOUSANDS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets      $32,604        $ 9,401     liabilities       $ 1,433        $ 1,101
                                                                       Other
  Equity contracts        Other assets       53,214          9,963     liabilities         8,878         17,921
                                                                       Future
  Embedded                Not                                          policy
  derivatives(1)          applicable             --             --     benefits           79,451         21,650
                                         ---------------------------                  ---------------------------
Total derivatives                           $85,818        $19,364                       $89,762        $40,672
                                         ===========================                  ===========================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 11 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

                                      LOCATION OF
                                      GAIN (LOSS)
                                        ON
                                      DERIVATIVES                    AMOUNT OF GAIN (LOSS) ON
                                      RECOGNIZED                 DERIVATIVES RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED                IN            --------------------------------------------------
AS HEDGING INSTRUMENTS                INCOME                2011               2010               2009
----------------------------------------------------------------------------------------------------------
                                                                 (IN THOUSANDS)
GMWB AND GMAB
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Interest rate contracts            expenses             $ 28,823           $ 17,503           $(12,897)
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Equity contracts                   expenses                7,402            (16,587)           (47,198)
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Foreign currency contracts         expenses                 (188)                --                 --
                                     Benefits,
                                     claims,
                                     losses and
                                     settlement
  Embedded derivatives(1)            expenses              (57,801)            (8,237)            81,052
----------------------------------------------------------------------------------------------------------
    Total derivatives                                     $(21,764)          $ (7,321)          $ 20,957
==========================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to the Company's variable annuity guaranteed benefits.

Certain of the Company's annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options and interest rate swaps. At December 31, 2011 and 2010, the gross notional amount of derivatives contracts for the Company's GMWB and GMAB provisions was $1.8 billion and $985.7 million, respectively.

The deferred premium associated with certain options is paid semi-annually over the life of the option contract. The following is a summary of the payments the Company is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2012                                                                              $13,403
2013                                                                               12,573
2014                                                                               12,573
2015                                                                               12,035
2016                                                                               10,639
2017-2025                                                                          25,080


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2011 and 2010, the Company held $45.7 million and $2.2 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2011 and 2010, the Company had accepted additional collateral consisting of various securities with a fair value of $22.9 million and nil, respectively, which are not reflected on the Balance Sheets. As of December 31, 2011 and 2010, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $8.6 million and $9.1 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of RiverSource Life's parent, Ameriprise

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2011 and 2010, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $687 thousand and $10.4 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2011 and 2010 was $687 thousand and $10.4 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2011 and 2010 were triggered, the Company's obligation would be limited to the net liability position.

15. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,722       $11,154       $16,836
  State                                                              (579)          720         1,677
-------------------------------------------------------------------------------------------------------
    Total current income tax                                       16,143        11,874        18,513
Deferred federal income tax benefit                                (5,542)        6,789         7,335
-------------------------------------------------------------------------------------------------------
Income tax provision                                              $10,601       $18,663       $25,848
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2011          2010          2009
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                          35.0%        35.0%         35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (10.0)        (5.3)         (5.4)
  State taxes, net of federal benefit                               (0.8)         0.6           1.3
  Taxes applicable to prior years                                   (0.3)        (3.0)          1.1
  Foreign tax credit, net of addback                                (1.9)        (1.1)         (0.6)
  Other                                                             (0.1)         0.1            --
-------------------------------------------------------------------------------------------------------
Income tax provision (effective tax rate)                           21.9%        26.3%         31.4%
=======================================================================================================



For 2011, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2011 compared to 2010 as well as a favorable audit settlement related to the dividends received deduction. For 2010, the decrease in the effective tax rate primarily reflects a decrease in pretax income for 2010 compared to 2009 while tax advantaged items increased for 2010 compared to 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2011          2010
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 75,232      $ 60,121
  Investment related                                                           --         6,084
  Capital loss and tax credit carryforward                                  2,106            --
  Other                                                                     2,556         1,994
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           79,894        68,199
Deferred income tax liabilities:
  DAC                                                                      71,051        70,102
  Net unrealized gains on Available-for Sale securities                    31,398        23,617
  Investment related                                                        6,157            --
  DSIC                                                                      7,428         8,382
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                     116,034       102,101
-------------------------------------------------------------------------------------------------
Net deferred income tax liabilities                                      $ 36,140      $ 33,902
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences, iii) taxable income in prior carryback years, and iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2011 and 2010.

The Company has tax benefits related to capital loss carryforwards of $2.1 million which expire beginning December 31, 2015.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $ 2,330       $(1,602)      $(2,146)
Additions based on tax positions related to the current year           --            --            61
Additions for tax positions of prior years                          6,000        12,642           807
Reductions for tax positions of prior years                          (634)       (5,954)         (324)
Settlements                                                        (1,272)       (2,756)           --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $ 6,424       $ 2,330       $(1,602)
=======================================================================================================



If recognized, approximately $424 thousand, $2.3 million and $2.9 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2011, 2010 and 2009, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net reduction of $3.9 million, and a net increase of $1.8 million and $17 thousand in interest and penalties for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, the Company had a payable of $2.0 million and a receivable of $1.9 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $6.4 million in the next 12 months.

Ameriprise Financial and the Company file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service ("IRS") had completed its field examination of the 1997 through 2007 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain issues under appeal. The IRS is currently auditing the Company's income tax returns for 2008 and 2009. The Company's state income tax returns are currently under examination by various jurisdictions for years ranging from 1999 through 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

It is possible there will be corporate tax reform in the next few years. While impossible to predict, based on current information, corporate tax reform is likely to include a reduction in the corporate tax rate coupled with reductions in tax preferred items. Any changes could have a material impact on the Company's income tax expense and deferred tax balances.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2011          2010          2009
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains                                   $7,780        $7,390        $50,498


16. COMMITMENTS AND CONTINGENCIES
At December 31, 2011 and 2010, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 5 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2011, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. With regard to an industry-wide review of unclaimed property and escheatment practices and procedures, the Company is responding to a request from the New York insurance regulator regarding its abandoned property. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The financial crisis of 2008 and 2009 and subsequent uncertainty and volatility in the U.S. economy and financial markets have weakened the financial condition of numerous insurers, including insurers currently in receiverships, increasing the risk of triggering guaranty fund assessments.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6343-M (4/12)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource of New York Variable Annuity Account


     Reports of Independent Registered Public Accounting Firms dated April 20, 2012 and April 22, 2011

     Statements of Assets and Liabilities for the year ended Dec. 31, 2011.

     Statements of Operations for the year ended Dec. 31, 2011.

     Statements of Changes in Net Assets for the years ended Dec. 31, 2011 and 2010.

     Notes to Financial Statements.

     The audited financial statements of RiverSource Life Insurance Co. of New York

    Reports of Independent Registered Public Accounting Firms dated April 15, 2011 and April 20, 2012.

     Balance Sheets as of Dec. 31, 2011 and 2010.

     Statements of Income for the years ended Dec. 31, 2011, 2010 and 2009.

     Statements of Cash Flows for the years ended Dec. 31, 2011, 2010 and 2009.

     Statements of Shareholder's Equity for the three years ended Dec. 31, 2011, 2010 and 2009.

     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as
          Exhibit 1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8 Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as
          Exhibit 1.11 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.12 Resolution of the Board of Directors establishing 672 additional subaccounts within the separate account, dated April 6, 2011 filed electronically as Exhibit 1.12 to Registrant's Post-Effective Amendment No. 34 to registration Statement No.333-91691 is incorporated by reference.

1.13 Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 6, 2012 is filed electronically herewith.

2         Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity , on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4 Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6 Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8       Form of Deferred Annuity Contract for tax-qualified contracts (form

          139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as
          Exhibit 4.9 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10 Form of Deferred Annuity Contract for American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (form 31053A) filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.11 Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

4.12 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 139482) filed electronically as
          Exhibit 4.12 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.13 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 139483) filed electronically as Exhibit
          4.13 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.14 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 139484) filed electronically as Exhibit
          4.14 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.15 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (Withdrawal Benefit for Life) (form 139476A) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.16 Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.17      Form of SecureSource Joint Life rider filed electronically as Exhibit
          4.17 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

4.18      Form of SecureSource Single Life rider filed electronically as Exhibit
          4.18 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

4.19 Form of Deferred Annuity Contract for RAVA 5 Advantage and data pages filed electronically as Exhibit 4.19 to Registrant's Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.20 Form of Deferred Annuity Contract for RAVA 5 Select and data pages filed electronically as Exhibit 4.20 to Registrant's Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.21 Form of Deferred Annuity Contract for RAVA 5 Access and data pages filed electronically as Exhibit 4.21 to Registrant's Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.22 Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.22 to Registrant's Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.23 Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.23 to Registrant's Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.24 Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to Registrant's Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.25 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.25 to Registrant's Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.26 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.26 to Registrant's Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

4.27 Form of Guaranteed Minimum Accumulation Benefit Rider - Accumulation Protector Benefit rider filed electronically as Exhibit 4.19 to Registrant's Post-Effective Amendment No.33 to Registration Statement No. 333-91691, is incorporated by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.        Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors,

          Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.7 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to

          Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.10 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as
          Exhibit 8.7 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.15 Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 24 is incorporated by reference.

8.16 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.17 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as
          Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.18 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.20 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
          Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as
          Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.24 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.25 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit
          8.25 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.26 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.27 Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.28 Copy of Amended and Restated Participation Agreement dated Jan. 1, 2007, by and among Royce Capital Fund, Royce Associates LLC and RiverSource Life Insurance Co. of New York, filed electronically as
          Exhibit 8.28 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.29 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.30 Copy of Fund Participation Agreement by and among RiverSource Life Insurance Co. of New York, BlackRock Variable Series Funds, Inc. and BlackRock Investments will be filed by Amendment.

8.31 Copy of Fund Participation Agreement by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. will be filed by Amendment.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Variable Annuity are filed electronically herewith.

10.2 Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Advantage Variable Annuity/ RiverSource Retirement Advisor Select Variable Annuity are filed electronically herewith.

10.3 Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity are filed electronically herewith.

10.4 Consents of Independent Registered Public Accounting Firms for RiverSource Retirement Advisor 4 Advantage Variable Annuity/ RiverSource Retirement Advisor 4 Select Variable Annuity/ RiverSource Retirement Advisor 4 Access Variable Annuity are filed electronically herewith.

10.5 Consents of Independent Registered Public Accounting Firms for RiverSource RAVA 5 Advantage Variable Annuity/ RiverSource RAVA 5 Select Variable Annuity/ RiverSource RAVA 5 Access Variable Annuity (Offered for contract applications signed prior to April 30, 2012) are filed electronically herewith.

11.  None.

12.  Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement, dated April 2, 2012 is filed electronically herewith.

14.  Not applicable.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York
------------------------------------------------------------------------------------------------------
Name                       Principal Business Address*        Positions and Offices with Depositor
-------------------  ----------------------------------  ---------------------------------------------
Maureen A. Buckley   20 Madison Ave. Extension           Chairman of the Board, President and Chief
                     Albany, NY 12203                    Executive Officer

Gumer C. Alvero      1765 Ameriprise Financial Center    Director and Executive Vice President -
                     Minneapolis, MN 55474               Annuities

Richard N. Bush                                          Senior Vice President - Corporate Tax

Douglas K. Dunning                                       Director

Steve M. Gathje                                          Senior Vice President and Chief Actuary

Mark Gorham                                              Director and Vice President - Insurance
                                                         Product Development

Robert R. Grew       Carter, Ledyard & Milburn           Director
                     2 Wall Street
                     New York, NY 10005-2072

Ronald L. Guzior     Bollam, Sheedy, Torani              Director
                     & Co. LLP CPA's
                     26 Computer Drive West
                     Albany, NY 12205

James L. Hamalainen                                      Senior Vice President and Treasurer

Jean B. Keffeler     1010 Swingley Rd.                   Director
                     Livingston, MT 59047

Jeryl A. Millner     138 Ameriprise Financial Center     Director
                     Minneapolis, MN 55474

Thomas R. Moore                                          Secretary

Thomas V. Nicolosi   Ameriprise Financial Services Inc.  Director
                     Suite 220
                     500 Mamaroneck Avenue
                     Harrison, NY 10528

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474


Item 26.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.             02/13/2012

Parent Company                                                      Incorp State
--------------                                                      ------------
Ameriprise Financial, Inc.                                          DE

Subsidiary Name                                                     Incorp State
---------------                                                     ------------
Ameriprise Advisor Capital, LLC                                     DE
Ameriprise Bank, FSB                                                NY
Ameriprise Capital Trust I                                          DE
Ameriprise Capital Trust II                                         DE
Ameriprise Capital Trust III                                        DE
Ameriprise Capital Trust IV                                         DE
Ameriprise Captive Insurance Company                                VT
Ameriprise Certificate Company                                      DE
      Investors Syndicate Development Corporation                   NV
Ameriprise Holdings, Inc.                                           DE
Ameriprise India Private Limited                                    India
      Ameriprise India Insurance Brokers Services Private Limited*  India
Ameriprise Trust Company                                            MN
AMPF Holding Corporation                                            MI
      American Enterprise Investment Services Inc.**                MN
      Ameriprise Financial Services, Inc.**                         DE
      AMPF Property Corporation                                     MI
      AMPF Realty Corporation                                       MI
Columbia Management Investment Advisers, LLC                        MN
      Advisory Capital Strategies Group Inc.                        MN
      Columbia Wanger Asset Management, LLC                         DE
      GA Legacy, LLC                                                DE
      J.& W. Seligman & Co. Incorporated                            DE
            Columbia Management Investment Distributors, Inc.**     NY
            Columbia Research Partners LLC                          DE
            Seligman Focus Partners LLC                             DE
            Seligman Global Technology Partners LLC                 DE
            Seligman Health Partners LLC                            DE
            Seligman Health Plus Partners LLC                       DE
            Seligman Partners LLC                                   DE
      RiverSource CDO Seed Investment, LLC                          MN
      WAM Acquisition GP, Inc.                                      DE
Columbia Management Investment Services Corp.                       MN
IDS Management Corporation                                          MN
      IDS Futures Corporation                                       MN
IDS Property Casualty Insurance Company                             WI
      Ameriprise Auto & Home Insurance Agency, Inc.                 WI
      Ameriprise Insurance Company                                  WI
RiverSource Distributors, Inc.**                                    DE
RiverSource Life Insurance Company                                  MN
      RiverSource Life Insurance Co. of New York                    NY
            RiverSource NY REO, LLC                                 NY
      RiverSource REO 1, LLC                                        MN
      RiverSource Tax Advantaged Investments, Inc.                  DE
            AEXP Affordable Housing Porfolio LLC                    DE
Threadneedle Asset Management Holdings Sarl                         Luxembourg
      (See separate Threadneedle subsidiary list.)

* This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%), and personally owned by T.D. Chadrasekhar (74%) as required by India law.

**    Registered Broker-Dealer

Item 27. Number of Contract owners

          As of March 31, 2012, there were 13,257 non-qualified contract owners and 24,651 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
PRINCIPAL UNDERWRITERS.

RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal    Positions and Offices
Business Address*     with Underwriter
-------------------   ----------------------------------
Lynn Abbott           President

Gumer C. Alvero       Director and Vice President

Thomas R. Moore       Secretary

Jon Stenberg          Director

David K. Stewart      Chief Financial Officer

William F. Truscott   Chairman of the Board and
                      Chief Executive officer

John R. Woerner       Vice President

*     Business address is: 50611 Ameriprise Financial Center, Minneapolis,
      MN 55474


(c) RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

 NAME OF PRINCIPAL
 UNDERWRITER          NET UNDERWRITING           COMPENSATION    BROKERAGE
 COMPENSATION         DISCOUNT AND COMMISSIONS   ON REDEMPTION   COMMISSIONS
 -----------------    ------------------------   -------------   -----------   -----------
RiverSource           $  26,901,811              None            None          None
 Distributors, Inc.

Item 30. Location of Accounts and Records

          RiverSource Life Insurance Co. of New York
          20 Madison Avenue Extension
          Albany, NY 12203

Item 31. Management Services

          Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
          1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 20th day of April, 2012.

                RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                    By RiverSource Life Insurance Co. of New York
                              (Sponsor)

                              By /s/ Maureen A. Buckley*
                      ---------------------------------------------
                                     Maureen A. Buckley*
                         Chairman of the Board, President and
                                  and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2012.

SIGNATURE                                TITLE
---------                                -----

/s/ Gumer C. Alvero*                     Director and Executive
--------------------------------------   Vice President - Annuities
    Gumer C. Alvero

/s/ Maureen A. Buckley*                  Chairman of the Board,
--------------------------------------   President and Chief Executive Officer
    Maureen A. Buckley

/s/ Richard N. Bush*                     Senior Vice President - Corporate Tax
------------------------------------
    Richard N. Bush

/s/ Douglas K. Dunning*                  Director
--------------------------------------
    Douglas K. Dunning

/s/ Steve M. Gathje*                     Senior Vice President and
--------------------------------------   Chief Actuary
    Steve M. Gathje

/s/ Mark Gorham*                         Director, Vice President -
--------------------------------------   Insurance Product Development
    Mark Gorham

/s/ Robert R. Grew*                      Director
--------------------------------------
    Robert R. Grew

/s/ Ronald L. Guzior*                    Director
--------------------------------------
    Ronald L. Guzior

/s/ James L. Hamalainen*                 Senior Vice President and Treasurer
-----------------------------------
    James L. Hamalainen

/s/ Jean B. Keffeler*                    Director
--------------------------------------
    Jean B. Keffeler

/s/ Jeryl A. Millner*                    Director
--------------------------------------
    Jeryl A. Millner

/s/ Thomas V. Nicolosi*                  Director
--------------------------------------
    Thomas V. Nicolosi

* Signed pursuant to Power of Attorney dated April 2, 2012, filed electronically as Exhibit 13 to Post-Effective Amendment No.36 to Registration Statement No.333-91691, by:


/s/ Dixie Carroll
--------------------------------------
    Dixie Carroll
Assistant General Counsel and Assistant Secretary

     CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 36 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

The prospectuses for:

     RiverSource Retirement Advisor Variable Annuity
     RiverSource Retirement Advisor Advantage Variable Annuity RiverSource Retirement Advisor Select Variable Annuity
     RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity RiverSource RAVA 5 Advantage Variable Annuity
     (Offered for contract applications signed prior to April 30, 2012) RiverSource RAVA 5 Select Variable Annuity
     (Offered for contract applications signed prior to April 30, 2012) RiverSource RAVA 5 Access Variable Annuity
     (Offered for contract applications signed prior to April 30, 2012)

PART B.

The Combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Annuity Account dated April 30, 2012

 Financial Statements.

Part C.

          Other Information.

          The signatures.

                                  EXHIBIT INDEX

1.13 Resolution of the Board of Directors establishing 307 additional subaccounts within the separate account, dated April 6, 2012

9. Opinion of counsel and consent to its use as to the legality of the securities being registered.

10.1 - 10.5   Consents of Independent Registered Public Accounting Firm.

13.         Power of Attorney dated April 2, 2012.